AS FILED WITH THE SEC ON _______________.               REGISTRATION NO. 2-80896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |_|
                          PRE-EFFECTIVE AMENDMENT NO.                        |_|
                        POST-EFFECTIVE AMENDMENT NO. 34                      |X|


                                       AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|
                               AMENDMENT NO. 37                              |X|
                        (Check appropriate box or boxes)


                                   ----------

                        THE PRUDENTIAL SERIES FUND, INC.
                           (Exact Name of Registrant)




                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                                 (800) 437-4016
          (Address and telephone number of principal executive offices)

                                   ----------

                               CAREN A. CUNNINGHAM
                                    SECRETARY
                        THE PRUDENTIAL SERIES FUND, INC.
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                    Copy to:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036


                                   ----------



It is proposed that this filing will become effective (check appropriate space):

     |_|  immediately upon filing pursuant to paragraph (b) of Rule 485

     |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     |_|  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     |X|  on April 30, 1998 pursuant to paragraph (b) of Rule 485
             --------------

     |_|  on                pursuant to paragraph (a)(1) of Rule 485
             --------------

     |_|  on                pursuant to paragraph (a)(2) of Rule 485
             --------------


Title of Securities Being Registered......Shares of common stock, $.01 par value

                              CROSS REFERENCE SHEET
                   (AS REQUIRED BY 495(A) UNDER THE 1933 ACT)


N-1A ITEM NUMBER AND CAPTION                                                    LOCATION
----------------------------                                                    --------
PART A
         1.   Cover Page ................................................       Cover Page

         2.   Synopsis ..................................................       Not Applicable

         3.   Condensed Financial Information............................       Financial  Highlights;  Portfolio  Rates of  Return;
                                                                                Investment Objectives and Policies of the Portfolios

         4.   General Description of Registrant..........................       The Series Fund;  Investment Objectives and Policies
                                                                                of   the   Portfolios;    Investment    Restrictions
                                                                                Applicable to the Portfolios

         5.   Management of the Fund.....................................       Investment Manager; Investment Management
                                                                                Arrangements and Expenses; Portfolio Brokerage and
                                                                                Related Practices; Portfolio Transactions and
                                                                                Brokerage; Custodian, Transfer Agent and Dividend
                                                                                Disbursing Agent; Monitoring for Possible Conflict

         6.   Capital Stock and Other Securities.........................       Investment Objectives and Policies of the
                                                                                Portfolios; Dividends, Distributions and Taxes;
                                                                                Voting Rights; Additional Information

         7.   Purchase of Securities Being Offered.......................       Purchase and Redemption of Shares; Determination of
                                                                                Net Asset Value

         8.   Redemption or Repurchase...................................       Purchase and Redemption of Shares; Other Information
                                                                                Concerning the Series Fund

         9.   Pending Legal Proceedings..................................       Not Applicable

PART B
        10.   Cover Page.................................................       Cover Page

        11.   Table of Contents..........................................       Contents

        12.   General Information and History............................       Not Applicable

        13.   Investment Objectives and Policies.........................       Investment Objectives and Policies of the
                                                                                Portfolios; Investment Restrictions

        14.   Management of the Fund.....................................       Management of the Series Fund

        15.   Control Persons and Principal Holders of
              Securities.................................................       Not Applicable

        16.   Investment Advisory and Other
              Services...................................................       Investment Management Arrangements and Expenses;
                                                                                Custodian, Transfer Agent, and Dividend Disbursing
                                                                                Agent; Experts

        17.   Brokerage Allocation.......................................       Portfolio Transactions and Brokerage

        18.   Capital Stock and Other Securities.........................       Not Applicable

N-1A ITEM NUMBER AND CAPTION                                                    LOCATION

        19.   Purchase, Redemption and Pricing of
              Securities Being Offered...................................       Determination of Net Asset Value

        20.   Tax Status.................................................       Not Applicable

        21.   Underwriters...............................................       Determination of Net Asset Value

        22.   Calculations of Performance Data...........................       Not Applicable

        23.   Financial Statements.......................................       Financial  Statements of The Prudential Series Fund,
                                                                                Inc.

PART C

          Information  required  to be included in Part C is set forth under the
          appropriate   Item,  so  numbered  in  Part  C  to  this  Registration
          Statement.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS


MAY 1, 1998


THE PRUDENTIAL
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. The portfolios are: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, two Zero Coupon Bond Portfolios with different liquidation dates--2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

NOT EVERY PORTFOLIO IS AVAILABLE UNDER ALL OF THE VARIABLE CONTRACTS. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.

SHARES OF THE MONEY MARKET PORTFOLIO AND THE GOVERNMENT INCOME PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A STABLE PRICE PER SHARE, THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO DO SO.

                     --------------------------------------

    THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS CAN BE FOUND ON THE NEXT PAGE

                     --------------------------------------


Information contained in this prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Series Fund has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1998, which information is incorporated herein by reference and is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777, or by telephoning (800) 437-4016.


                     --------------------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 437-4016

PSF-1 Ed 5-98

             INVESTMENT OBJECTIVES OF THE PORTFOLIOS ARE AS FOLLOWS:

FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIO. The maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality short-term debt obligations.

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. Achievement of a high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

ZERO COUPON BOND PORTFOLIOS 2000 AND 2005. Achievement of the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury and investment-grade corporations that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons.

To obtain the predicted investment return an investor must plan to retain his or her investment in the selected portfolio until the designated year in which the portfolio will be liquidated. Redemption prior to that time may result in a loss. Moreover, since the portfolios will be actively managed with the objective of obtaining a yield higher than the predicted yield, there is a risk that the actual yield may be lower.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

HIGH YIELD BOND PORTFOLIOS

HIGH YIELD BOND PORTFOLIO. Achievement of a high total return through investment in high yield/high risk fixed income securities in the medium to lower quality ranges. SUCH SECURITIES MAY HAVE SPECULATIVE CHARACTERISTICS AND GENERALLY
INVOLVE GREATER RISKS OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES.

DIVERSIFIED STOCK PORTFOLIOS


STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

EQUITY INCOME PORTFOLIO. Both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the S&P 500 Index or the NYSE Composite Index.


EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

PRUDENTIAL JENNISON PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

SMALL CAPITALIZATION STOCK PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of publicly-traded companies with small market capitalization. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

SPECIALIZED PORTFOLIOS

NATURAL RESOURCES PORTFOLIO. Long-term growth of capital through investment primarily in common stocks and convertible securities of "natural resource companies" (as defined in this prospectus) and in securities (typically debt securities and preferred stock) the terms of which are related to the market value of a natural resource.

There can be no assurance that the objectives of any portfolio will be realized. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 10. The Series Fund may in the future establish other portfolios with different investment objectives.

                                    CONTENTS

                                                                            Page
                                                                            ----

FINANCIAL HIGHLIGHTS........................................................   1

PORTFOLIO RATES OF RETURN...................................................   9

THE SERIES FUND.............................................................  10

THE ACCOUNTS AND THE CONTRACTS..............................................  10

INVESTMENT MANAGER..........................................................  10

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS........................  10
         FIXED INCOME PORTFOLIOS............................................  11
         Money Market Portfolio.............................................  11
         Diversified Bond Portfolio.........................................  11
         Government Income Portfolio........................................  12
         Zero Coupon Bond Portfolios  2000 and 2005.........................  14
         BALANCED PORTFOLIOS................................................  15
         Conservative Balanced Portfolio....................................  15
         Flexible Managed Portfolio.........................................  16
         HIGH YIELD BOND PORTFOLIOS.........................................  17
         High Yield Bond Portfolio..........................................  17
         DIVERSIFIED STOCK PORTFOLIOS.......................................  19
         Stock Index Portfolio..............................................  19
         Equity Income Portfolio............................................  21
         Equity Portfolio...................................................  22
         Prudential Jennison Portfolio......................................  22
         Small Capitalization Stock Portfolio...............................  23
         Global Portfolio...................................................  24
         SPECIALIZED PORTFOLIOS.............................................  25
         Natural Resources Portfolio........................................  25
         CONVERTIBLE SECURITIES.............................................  26
         LOAN PARTICIPATIONS................................................  27
         FOREIGN SECURITIES.................................................  27
         OPTIONS ON EQUITY SECURITIES.......................................  28
         OPTIONS ON DEBT SECURITIES.........................................  29
         OPTIONS ON STOCK INDICES...........................................  30
         OPTIONS ON FOREIGN CURRENCIES......................................  30
         FUTURES CONTRACTS..................................................  31
         OPTIONS ON FUTURES CONTRACTS.......................................  31
         REPURCHASE AGREEMENTS..............................................  32
         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.....................  32
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES........................  32
         SHORT SALES........................................................  33
         SHORT SALES AGAINST THE BOX........................................  33
         INTEREST RATE SWAPS................................................  33
         LOANS OF PORTFOLIO SECURITIES......................................  33

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS........................  34

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.............................  34

PURCHASE AND REDEMPTION OF SHARES...........................................  35

DETERMINATION OF NET ASSET VALUE............................................  35

DIVIDENDS, DISTRIBUTIONS, AND TAXES.........................................  36

OTHER INFORMATION CONCERNING THE SERIES FUND................................  37
         INCORPORATION AND AUTHORIZED STOCK.................................  37
         VOTING RIGHTS......................................................  38
         MONITORING FOR POSSIBLE CONFLICT...................................  38
         PERIODIC REPORTS...................................................  38

         PORTFOLIO BROKERAGE AND RELATED PRACTICES..........................  38
         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.......................  39

         YEAR 2000..........................................................  39

         ADDITIONAL INFORMATION.............................................  39

APPENDIX: SECURITIES IN WHICH THE MONEY MARKET
          PORTFOLIO MAY CURRENTLY INVEST...................................   A1

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                     MONEY MARKET
                        ------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED
                                                                     DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                           1997      1996       1995(a)     1994(a)   1993(a)    1992(a)    1991(a)    1990(a)    1989(a)   1988(a)
                         --------  --------    --------    --------  --------   --------   --------   --------   --------  --------

PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
 beginning of
 year ................... $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00
                         -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM
 INVESTMENT
 OPERATIONS:
Net investment
 income and net
 realized
 gains ..................   0.54       0.51       0.56       0.40       0.29       0.37       0.60       0.78       0.88       0.72
Dividends and
 distributions ..........  (0.54)     (0.51)     (0.56)     (0.40)     (0.29)     (0.37)     (0.60)     (0.78)     (0.88)     (0.72)
                          -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value,
 end of year ............ $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00     $10.00
                          ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

TOTAL INVESTMENT
 RETURN(b) ..............   5.41%      5.22%      5.80%      4.05%      2.95%      3.79%      6.16%      8.16%      9.25%      7.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 year (in
 millions) .............. $657.5     $668.8     $613.3     $583.3     $474.7     $528.7     $529.6     $434.2     $236.1     $155.9
Ratios to average
 net assets:
Expenses ...............    0.43%      0.44%      0.44%      0.47%      0.45%      0.47%      0.46%      0.50%      0.55%      0.57%
Net investment
 income .................   5.28%      5.10%      5.64%      4.02%      2.90%      3.72%      5.96%      7.80%      8.77%      7.17%



                                                                       DIVERSIFIED BOND
                        ------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                           1997      1996    1995(a)     1994(a)     1993(a)   1992(a)    1991(a)    1990(a)    1989(a)    1988(a)
                         --------  --------  --------   ---------   --------  --------   --------    --------   --------   --------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
 beginning of
 year ................   $11.07     $11.31     $10.04     $11.10     $10.83     $11.00     $10.33     $10.32      $9.94     $10.04
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income ..............     0.80       0.76       0.76       0.68       0.68       0.76       0.80       0.83       0.89       0.88
Net realized and
 unrealized gains
 (losses) on
 investments .........     0.11      (0.27)      1.29      (1.04)      0.40       0.01       0.84      (0.01)      0.42      (0.07)
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Total from
 investment
 operations ..........     0.91       0.49       2.05      (0.36)      1.08       0.77       1.64       0.82       1.31       0.81
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net
 investment
 income ..............    (0.83)     (0.73)     (0.75)     (0.68)     (0.66)     (0.72)     (0.78)     (0.81)     (0.85)     (0.91)
Distributions from
 net realized
 gains ...............    (0.13)      --        (0.03)     (0.02)     (0.15)     (0.22)     (0.19)      --        (0.08)      --
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Total
 distributions .......    (0.96)     (0.73)     (0.78)     (0.70)     (0.81)     (0.94)     (0.97)     (0.81)     (0.93)     (0.91)
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value,
 end of year .........   $11.02     $11.07     $11.31     $10.04     $11.10     $10.83     $11.00     $10.33     $10.32      $9.94
                         ======     ======     ======     ======     ======     ======     ======     ======     ======      =====

TOTAL INVESTMENT
 RETURN(b) ...........     8.57%      4.40%     20.73%     (3.23)%    10.13%      7.19%     16.44%      8.32%     13.49%      8.19%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in
 millions) ...........   $816.7     $720.2     $655.8     $541.6     $576.2     $428.8     $318.7     $227.7     $191.1     $148.8
Ratios to average
 net assets:
 Expenses ............     0.43%      0.45%      0.44%      0.45%      0.46%      0.47%      0.49%      0.47%      0.53%      0.53%
 Net investment
 income ..............     7.18%      6.89%      7.00%      6.41%      6.05%      6.89%      7.43%      8.06%      8.56%      8.52%
Portfolio turnover
 rate ................      224%       210%       199%        32%        41%        61%       131%        42%       273%       222%


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.


                                 1 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                  GOVERNMENT INCOME
                        ------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED                                            MAY 1, 1989(d)
                                                             DECEMBER 31,                                                 TO
                        -----------------------------------------------------------------------------------------    DECEMBER 31,
                             1997       1996      1995(a)    1994(a)    1993(a)   1992(a)     1991(a)     1990(a)       1989(a)
                           --------   --------   --------    -------   -------   -------     --------    --------  -----------------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  period .................   $11.22     $11.72     $10.46     $11.78     $11.09     $11.13     $10.15     $10.32        $10.02
                            -------    -------    -------    -------    -------    -------    -------    -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .................     0.75       0.75       0.74       0.70       0.70       0.73       0.73       0.79          0.54
Net realized and
  unrealized gains
  (losses) on
  investments ............     0.30      (0.51)      1.28      (1.31)      0.68      (0.09)      0.85      (0.17)         0.61
                            -------    -------    -------    -------    -------    -------    -------    -------       -------
    Total from
      investment
      operations .........     1.05       0.24       2.02      (0.61)      1.38       0.64       1.58       0.62          1.15
                            -------    -------    -------    -------    -------    -------    -------    -------       -------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .................    (0.75)     (0.74)     (0.76)     (0.71)     (0.64)     (0.59)     (0.60)     (0.77)        (0.49)
Distributions from
  net realized
  gains ..................       --         --         --         --      (0.05)     (0.09)        --      (0.02)        (0.36)
                            -------    -------    -------    -------    -------    -------    -------    -------       -------
    Total
      distributions ......    (0.75)     (0.74)     (0.76)     (0.71)     (0.69)     (0.68)     (0.60)     (0.79)        (0.85)
                            -------    -------    -------    -------    -------    -------    -------    -------       -------
Net Asset Value,
  end of period ..........   $11.52     $11.22     $11.72     $10.46     $11.78     $11.09     $11.13     $10.15        $10.32
                             ======     ======     ======     ======     ======     ======     ======     ======        ======

TOTAL INVESTMENT
  RETURN(b) ..............     9.67%      2.22%     19.48%     (5.16)%    12.56%      5.85%     16.11%      6.34%        11.60%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  period (in
  millions) ..............   $429.6     $482.0     $501.8     $487.6     $540.1     $315.5      $95.0      $23.7         $17.0
Ratios to average
  net assets:
  Expenses ...............     0.44%      0.46%      0.45%      0.45%      0.46%      0.53%      0.58%      0.74%         0.50%(c)
  Net investment
    income ...............     6.40%      6.38%      6.55%      6.30%      5.91%      6.58%      6.97%      7.86%         5.06%(c)
Portfolio turnover
  rate ...................       88%        95%       195%        34%        19%        81%       127%       379%          209%


                                                                    ZERO COUPON BOND 2000
                        ------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED
                                                                        DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                                 1997      1996      1995(a)   1994(a)    1993(a)  1992(a)   1991(a)   1990(a)   1989(a)   1988(a)
                                --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  year .........................  $12.92    $13.27    $11.86    $13.72    $12.55    $12.40    $11.28    $11.88    $11.00    $10.69
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .......................    0.67      0.55      0.59      0.92      0.85      0.89      0.91      1.11      0.92      0.92
Net realized and
  unrealized gains
  (losses) on
  investments ..................    0.22     (0.36)     1.95     (1.91)     1.16      0.14      1.30     (0.59)     1.28      0.29
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total from
      investment
      operations ...............    0.89      0.19      2.54     (0.99)     2.01      1.03      2.21      0.52      2.20      1.21
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .......................   (0.67)    (0.54)    (0.60)    (0.85)    (0.84)    (0.88)    (0.94)    (1.12)    (0.92)    (0.90)
Distributions from
  net realized
  gains ........................   (0.53)       --     (0.53)    (0.02)    (0.01)       --     (0.15)       --     (0.40)       --
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total
      distributions ............   (1.20)    (0.54)    (1.13)    (0.87)    (0.85)    (0.88)    (1.09)    (1.12)    (1.32)    (0.90)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value,
  end of year ..................  $12.61    $12.92    $13.27    $11.86    $13.71    $12.55    $12.40    $11.28    $11.88    $11.00
                                  ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

TOTAL INVESTMENT
  RETURN(b) ....................    7.17%     1.53%    21.56%    (7.18)%   16.15%     8.59%    20.71%     5.11%    20.38%    11.56%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions) ....................   $41.3     $44.7     $25.3     $20.6     $22.2     $16.7     $14.6     $13.9     $13.1     $10.9
Ratios to average
  net assets:
  Expenses .....................    0.66%     0.52%     0.48%     0.51%     0.62%     0.66%     0.68%     0.75%     0.75%     0.75%
  Net investment
    income .....................    4.78%     4.88%     4.53%     6.69%     6.21%     7.24%     7.77%     9.99%     7.73%     8.24%
Portfolio turnover
  rate .........................      32%       13%       71%        9%        1%       --        --        --        39%       --


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
(d) Commencement of Investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.


                                 2 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                                 ZERO COUPON BOND 2005
                        ------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                                                  MAY 1, 1989(d)
                                                      DECEMBER 31,                                                     TO
                        --------------------------------------------------------------------------------------      DECEMBER 31,
                            1997      1996      1995(a)    1994(a)    1993(a)    1992(a)    1991(a)    1990(a)        1989(a)
                          --------  --------   ---------   --------   --------   --------   --------  --------  -------------------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  period ...............   $12.25     $13.19     $10.74     $12.68     $11.03     $10.87      $9.80     $10.46        $10.02
                           ------     ------     ------     ------     ------     ------     ------     ------        ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income ...............     0.68       0.66       0.66       0.75       0.77       0.80       0.82       0.85          0.56
Net realized and
  unrealized gains
  (losses) on
  investments ..........     0.66      (0.82)      2.73      (1.97)      1.62       0.21       1.14      (0.65)         0.60
                           ------     ------     ------     ------     ------     ------     ------     ------        ------
    Total from
      investment
      operations .......     1.34      (0.16)      3.39      (1.22)      2.39       1.01       1.96       0.20          1.16
                           ------     ------     ------     ------     ------     ------     ------     ------        ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income ...............    (0.71)     (0.64)     (0.65)     (0.72)     (0.74)     (0.79)     (0.83)     (0.86)        (0.53)
Distributions from
  net realized
  gains ................    (0.28)     (0.14)     (0.29)        --         --      (0.06)     (0.06)        --         (0.19)
                           ------     ------     ------     ------     ------     ------     ------     ------        ------
    Total
      distributions ....    (0.99)     (0.78)     (0.94)     (0.72)     (0.74)     (0.85)     (0.89)     (0.86)        (0.72)
                           ------     ------     ------     ------     ------     ------     ------     ------        ------
Net Asset Value,
  end of period ........   $12.60     $12.25     $13.19     $10.74     $12.68     $11.03     $10.87      $9.80        $10.46
                           ======     ======     ======     ======     ======     ======     ======      =====        ======

TOTAL INVESTMENT
  RETURN(b) ............    11.18%     (1.01)%    31.85%     (9.61)%    21.94%      9.66%     21.16%      2.56%        11.67%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in
  millions) ............    $30.8      $25.8      $23.6      $16.5      $14.5       $9.8       $8.7       $7.3          $7.2
Ratios to average
  net assets:
  Expenses .............     0.74%      0.53%      0.49%      0.60%      0.66%      0.75%      0.75%      0.75%         0.49%(c)
  Net investment
    income .............     5.71%      5.42%      5.32%      6.53%      6.17%      7.46%      8.08%      8.83%         5.25%(c)
Portfolio turnover
  rate .................       35%        10%        69%         6%         4%        11%         6%         4%           60%


                                                                      CONSERVATIVE BALANCED
                                 ---------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED
                                                                           DECEMBER 31,
                                 ---------------------------------------------------------------------------------------------------
                                  1997      1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)  1990(a)    1989(a)   1988(a)
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  year .........................  $15.52    $15.31    $14.10    $14.91    $14.24    $14.32    $13.06    $13.36    $12.30    $11.89
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .......................    0.76      0.66      0.63      0.53      0.49      0.56      0.69      0.82      0.89      0.77
Net realized and
  unrealized gains
  (losses) on
  investments ..................    1.26      1.24      1.78     (0.68)     1.23      0.41      1.74     (0.14)     1.15      0.43
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total from
      investment
      operations ...............    2.02      1.90      2.41     (0.15)     1.72      0.97      2.43      0.68      2.04      1.20
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .......................   (0.76)    (0.66)    (0.64)    (0.51)    (0.47)    (0.54)    (0.67)    (0.81)    (0.89)    (0.79)
Distributions from
  net realized
  gains ........................   (1.81)    (1.03)    (0.56)    (0.15)    (0.58)    (0.51)    (0.50)    (0.17)    (0.09)       --
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total
      distributions ............   (2.57)    (1.69)    (1.20)    (0.66)    (1.05)    (1.05)    (1.17)    (0.98)    (0.98)    (0.79)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value,
  end of year ..................  $14.97    $15.52    $15.31    $14.10    $14.91    $14.24    $14.32    $13.06    $13.36    $12.30
                                  ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

TOTAL INVESTMENT
  RETURN(b) ....................   13.45%    12.63%    17.27%    (0.97)%   12.20%     6.95%    19.07%     5.27%    16.99%    10.19%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  year (in
  millions).....................$4,744.2  $4,478.8  $3,940.8  $3,501.1  $3,103.2  $2,114.0  $1,500.0  $1,100.2    $976.0    $815.6
Ratios to average
  net assets:
  Expenses .....................    0.56%     0.59%     0.58%     0.61%     0.60%     0.62%     0.63%     0.65%     0.64%     0.65%
  Net investment
    income .....................    4.48%     4.13%     4.19%     3.61%     3.22%     3.88%     4.89%     6.21%     6.81%     6.22%
Portfolio turnover
  rate .........................     295%      295%      201%      125%       79%       62%      115%       44%      154%      111%
Average commission
  rate paid per
  share......................... $0.0563   $0.0554      N/A       N/A        N/A       N/A       N/A       N/A      N/A       N/A


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.


                                 3 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                       FLEXIBLE MANAGED
                               -----------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                               -----------------------------------------------------------------------------------------------------
                                 1997      1996     1995(a)    1994(a)    1993(a)   1992(a)   1991(a)   1990(a)   1989(a)   1988(a)
                               --------  --------  --------   ---------   -------  --------  --------  --------  -------   --------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  year .........................  $17.79    $17.86    $15.50    $16.96    $16.01    $16.29    $14.00    $14.45    $13.12    $12.33
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .......................    0.59      0.57      0.56      0.47      0.57      0.58      0.65      0.72      0.82      0.72
Net realized and
  unrealized gains
  (losses) on
  investments ..................    2.52      1.79      3.15     (1.02)     1.88      0.61      2.81     (0.47)     1.99      0.84
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total from
      investment
      operations ...............    3.11      2.36      3.71     (0.55)     2.45      1.19      3.46      0.25      2.81      1.56
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .......................   (0.58)    (0.58)    (0.56)    (0.45)    (0.57)    (0.56)    (0.66)    (0.70)    (0.81)    (0.77)
Distributions from
  net realized
  gains ........................   (3.04)    (1.85)    (0.79)    (0.46)    (0.93)    (0.91)    (0.51)       --     (0.67)       --
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total
      distributions ............   (3.62)    (2.43)    (1.35)    (0.91)    (1.50)    (1.47)    (1.17)    (0.70)    (1.48)    (0.77)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value,
  end of year ..................  $17.28    $17.79    $17.86    $15.50    $16.96    $16.01    $16.29    $14.00    $14.45    $13.12
                                  ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

TOTAL INVESTMENT
  RETURN(b) ....................   17.96%    13.64%    24.13%    (3.16)%   15.58%     7.61%    25.43%     1.91%    21.77%    12.83%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).....................$5,490.1  $4,896.9  $4,261.2  $3,481.5  $3,292.2  $2,435.6  $1,990.7  $1,507.8  $1,386.5  $1,103.9
Ratios to average
  net assets:
  Expenses .....................    0.62%     0.64%     0.63%     0.66%     0.66%     0.67%     0.67%     0.69%     0.69%     0.70%
  Net investment
    income .....................    3.02%     3.07%     3.30%     2.90%     3.30%     3.63%     4.23%     5.13%     5.66%     5.52%
Portfolio turnover
  rate .........................     227%      233%      173%      124%       63%       59%       93%       52%      141%      128%
Average commission
  rate paid per
  share......................... $0.0569   $0.0563       N/A       N/A       N/A      N/A       N/A        N/A       N/A      N/A



                                                                      HIGH YIELD BOND
                         ----------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                       DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
                              1997      1996      1995(a)    1994(a)    1993(a)    1992(a)    1991(a)    1990(a)   1989(a)  1988(a)
                            -------   -------    --------   --------    --------  --------   --------  ---------   -------  -------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  year ...................    $7.87      $7.80      $7.37      $8.41      $7.72      $7.21      $5.84     $7.67     $8.90     $8.74
                            -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .................     0.78       0.80       0.81       0.87       0.82       0.82       0.83      0.94      1.07      1.07
Net realized and
  unrealized gains
  (losses) on
  investments ............     0.26       0.06       0.46      (1.10)      0.63       0.42       1.40     (1.79)    (1.22)     0.06
                            -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
    Total from
      investment
      operations .........     1.04       0.86       1.27      (0.23)      1.45       1.24       2.23     (0.85)    (0.15)     1.13
                            -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .................    (0.77)     (0.78)     (0.84)     (0.81)     (0.76)     (0.73)     (0.86)    (0.98)    (1.08)    (0.97)
Dividends in
  excess of net
  investment
  income .................       --      (0.01)        --         --         --         --         --        --        --        --
                            -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
    Total
  distributions ..........    (0.77)     (0.79)     (0.84)     (0.81)     (0.76)     (0.73)     (0.86)    (0.98)    (1.08)    (0.97)
                            -------    -------    -------    -------    -------    -------    -------   -------   -------   -------
Net Asset Value,
      end of year ........    $8.14      $7.87      $7.80      $7.37      $8.41      $7.72      $7.21     $5.84     $7.67     $8.90
                              =====      =====      =====      =====      =====      =====      =====     =====     =====     =====

TOTAL INVESTMENT
  RETURN(b) ..............    13.78%     11.39%     17.56%     (2.72)%    19.27%     17.54%     39.71%   (11.84)%   (2.05)%   13.17%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  year (in
  millions) ..............   $568.7     $432.9     $367.9     $306.2     $282.9     $153.7      $78.7     $49.8     $60.0     $65.8
Ratios to average
  net assets:
  Expenses ...............     0.57%      0.63%      0.61%      0.65%      0.65%      0.70%      0.75%     0.75%     0.71%     0.75%
  Net investment
    income ...............     9.78%      9.89%     10.34%      9.88%      9.91%     10.67%     12.05%    13.42%    12.29%    11.60%
Portfolio turnover
  rate ...................      106%        88%       139%        69%        96%        75%        57%       35%       61%       71%


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.


                                 4 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                       STOCK INDEX
                              ------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED
                                                                       DECEMBER 31,
                              ------------------------------------------------------------------------------------------------------
                                  1997      1996     1995(a)   1994(a)   1993(a)   1992(a)   1991(a)   1990(a)    1989(a)    1988(a)
                                -------    -------   -------  --------  --------  --------  --------  --------  ---------   --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year .........................  $23.74    $19.96    $14.96    $15.20    $14.22    $13.61    $10.76    $11.73     $9.45     $8.53
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .......................    0.43      0.40      0.40      0.38      0.36      0.35      0.35      0.36      0.33      0.36
Net realized and
  unrealized gains
  (losses) on
  investments ..................    7.34      4.06      5.13     (0.23)     1.00      0.60      2.82     (0.79)     2.57      0.95
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total from
      investment
      operations ...............    7.77      4.46      5.53      0.15      1.36      0.95      3.17     (0.43)     2.90      1.31
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .......................   (0.42)    (0.40)    (0.38)    (0.37)    (0.35)    (0.33)    (0.31)    (0.31)    (0.35)    (0.39)
Distributions from
  net realized
  gains ........................   (0.87)    (0.28)    (0.15)    (0.02)    (0.03)    (0.01)    (0.01)    (0.23)    (0.27)       --
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total
      distributions ............   (1.29)    (0.68)    (0.53)    (0.39)    (0.38)    (0.34)    (0.32)    (0.54)    (0.62)    (0.39)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value,
  end of year ..................  $30.22    $23.74    $19.96    $14.96    $15.20    $14.22    $13.61    $10.76    $11.73     $9.45
                                  ======    ======    ======    ======    ======    ======    ======    ======    ======     =====

TOTAL INVESTMENT
  RETURN(b) ....................   32.83%    22.57%    37.06%     1.01%     9.66%     7.13%    29.72%    (3.63)%   30.93%    15.44%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  year (in
  millions) ....................$2,448.2  $1,581.4  $1,031.3    $664.5    $615.1    $433.5    $236.9    $104.5     $53.8     $36.0
Ratios to average
  net assets:
  Expenses .....................    0.37%     0.40%     0.38%     0.42%     0.42%     0.46%     0.47%     0.60%     0.69%     0.78%
  Net investment
    income .....................    1.55%     1.95%     2.27%     2.50%     2.43%     2.56%     2.82%     3.23%     2.95%     3.87%
Portfolio turnover
  rate .........................       5%        1%        1%        2%        1%        1%        1%       18%       15%       16%
Average commission
  rate paid per
  share......................... $0.0235   $0.0250       N/A       N/A       N/A       N/A        N/A       N/A      N/A       N/A

                                                                        EQUITY INCOME
                          ----------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED                                            FEBRUARY 19,
                                                             DECEMBER 31,                                            1988(d) TO
                          ---------------------------------------------------------------------------------------   DECEMBER 31,
                             1997     1996     1995(a)   1994(a)   1993(a)   1992(a)   1991(a)   1990(a)   1989(a)     1988(a)
                           -------  -------   --------  --------   -------   -------  --------   -------   -------  -------------
PER SHARE  OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  period .................  $18.51    $16.27    $14.48    $15.66    $13.67    $13.21    $11.24    $12.25    $10.62       $10.13
                            ------    ------    ------    ------    ------    ------    ------    ------    ------       ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .................    0.61      0.58      0.64      0.67      0.55      0.58      0.58      0.51      0.54         0.45
Net realized and
  unrealized gains
  (losses) on
  investments ............    6.06      2.88      2.50     (0.45)     2.46      0.72      2.43     (0.98)     1.84         0.69
                            ------    ------    ------    ------    ------    ------    ------    ------    ------       ------
    Total from
      investment
      operations .........    6.67      3.46      3.14      0.22      3.01      1.30      3.01     (0.47)     2.38         1.14
                            ------    ------    ------    ------    ------    ------    ------    ------    ------       ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .................   (0.57)    (0.71)    (0.62)    (0.56)    (0.50)    (0.52)    (0.54)    (0.46)    (0.46)       (0.42)
Distributions from
  net realized
  gains ..................   (2.22)    (0.51)    (0.73)    (0.82)    (0.52)    (0.32)    (0.50)    (0.08)    (0.29)       (0.23)
                            ------    ------    ------    ------    ------    ------    ------    ------    ------       ------
    Total
      distributions ......   (2.79)    (1.22)    (1.35)    (1.38)    (1.02)    (0.84)    (1.04)    (0.54)    (0.75)       (0.65)
                            ------    ------    ------    ------    ------    ------    ------    ------    ------       ------
Net Asset Value,
  end of period ..........  $22.39    $18.51    $16.27    $14.50    $15.66    $13.67    $13.21    $11.24    $12.25       $10.62
                            ======    ======    ======    ======    ======    ======    ======    ======    ======       ======

TOTAL INVESTMENT
  RETURN(b) ..............   36.61%    21.74%    21.70%     1.44%    22.28%    10.14%    27.50%    (3.73)%   22.67%       11.31%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in
  millions)...............$2,029.8  $1,363.5  $1,110.0    $859.7    $602.8    $234.4    $106.9     $55.5     $34.9        $11.3
Ratios to average
  net assets:
  Expenses................    0.41%     0.45%     0.43%     0.52%     0.54%     0.57%     0.57%     0.60%     0.74%       0.64%(c)
  Net investment
    income................    2.90%     3.36%     4.00%     3.92%     3.56%     4.32%     4.53%     4.53%     4.48%       4.08%(c)
Portfolio turnover
  rate....................      38%       21%       64%       63%       41%       40%       60%       55%       57%         61%
Average commission
  rate paid per
  share................... $0.0566   $0.0553      N/A        N/A       N/A       N/A       N/A        N/A      N/A         N/A


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a one year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 5 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                            EQUITY
                               -----------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                               -----------------------------------------------------------------------------------------------------
                                  1997     1996     1995(a)    1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)  1988(a)
                                -------   -------  --------  ---------  ---------  --------  --------  --------  --------  -------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year .........................  $26.96    $25.64    $20.66    $21.49    $18.90    $17.91    $15.45    $18.54    $15.46    $13.62
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income .......................    0.69      0.71      0.55      0.51      0.42      0.44      0.48      0.58      0.47      0.40
Net realized and
  unrealized gains
  (losses) on
  investments ..................    5.88      3.88      5.89      0.05      3.67      2.05      3.42     (1.58)     4.07      1.91
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total from
      investment
      operations ...............    6.57      4.59      6.44      0.56      4.09      2.49      3.90     (1.00)     4.54      2.31
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income .......................   (0.70)    (0.67)    (0.52)    (0.49)    (0.40)    (0.44)    (0.48)    (0.56)    (0.50)    (0.47)
Distributions from
  net realized
  gains ........................   (1.76)    (2.60)    (0.94)    (0.90)    (1.10)    (1.06)    (0.96)    (1.53)    (0.96)       --
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    Total
      distributions ............   (2.46)    (3.27)    (1.46)    (1.39)    (1.50)    (1.50)    (1.44)    (2.09)    (1.46)    (0.47)
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net Asset Value,
  end of year ..................  $31.07    $26.96    $25.64    $20.66    $21.49    $18.90    $17.91    $15.45    $18.54    $15.46
                                  ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

TOTAL INVESTMENT
  RETURN(b) ....................   24.66%    18.52%    31.29%     2.78%    21.87%    14.17%    26.01%    (5.21)%   29.73%    17.05%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  year (in
  millions).....................$6,024.0  $4,814.0  $3,813.8  $2,617.8  $2,186.5  $1,416.6  $1,032.8    $700.5    $675.5    $500.1
Ratios to average
  net assets:
  Expenses......................    0.46%     0.50%     0.48%     0.55%     0.53%     0.53%     0.51%     0.56%     0.56%     0.57%
  Net investment
    income......................    2.27%     2.54%     2.28%     2.39%     1.99%     2.33%     2.66%     3.37%     2.66%     2.67%
Portfolio turnover
  rate..........................      13%       20%       18%        7%       13%       16%       21%       85%       74%       62%
Average commission
  rate paid per
  share......................... $0.0336   $0.0524      N/A       N/A       N/A        N/A      N/A        N/A       N/A      N/A



                                                                                      PRUDENTIAL JENNISON
                                                            ------------------------------------------------------------------------
                                                                       YEAR ENDED
                                                                      DECEMBER 31,                              APRIL 25, 1995(d)
                                                                    ------------------                                  TO
                                                                1997                   1996                   DECEMBER 31, 1995(a)
                                                              --------               --------                 ---------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period ...............            $14.32                 $12.55                         $10.00
                                                             ---------              ---------                      ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ..............................              0.04                   0.02                           0.02
Net realized and unrealized gains on
  investments ......................................              4.48                   1.78                           2.54
                                                             ---------              ---------                      ---------
    Total from investment operations ...............              4.52                   1.80                           2.56
                                                             ---------              ---------                      ---------
LESS DISTRIBUTIONS:
Dividends from net investment income ...............             (0.04)                 (0.03)                         (0.01)
Distributions from net realized
  gains ............................................             (1.07)                  --                             --
                                                             ---------              ---------                      ---------
    Total distributions ............................             (1.11)                 (0.03)                         (0.01)
                                                             ---------              ---------                      ---------
Net Asset Value, end of period .....................            $17.73                 $14.32                         $12.55
                                                                ======                 ======                         ======

TOTAL INVESTMENT RETURN(b) .........................             31.71%                 14.41%                         24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions) ........................................            $495.9                 $226.5                          $63.1
Ratios to average net assets:
  Expenses .........................................              0.64%                  0.66%                          0.79%(c)
  Net investment income ............................              0.25%                  0.20%                          0.15%(c)
Portfolio turnover rate ............................                60%                    46%                            37%
Average commission rate paid per
  share ............................................           $0.0590                $0.0603                            N/A


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized
(d) Commencement of Operations

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 6 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.



                                                                                      SMALL CAPITALIZATION STOCK

                                                            ------------------------------------------------------------------------
                                                                       YEAR ENDED
                                                                      DECEMBER 31,                              APRIL 25, 1995(d)
                                                                    ------------------                                  TO
                                                                  1997                  1996                   DECEMBER 31, 1995(a)
                                                                --------              -------                 ----------------------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period .................            $13.79                 $11.83                         $10.00
                                                               ---------              ---------                      ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................              0.10                   0.09                           0.08
Net realized and unrealized gains
  (losses) on investments ............................              3.32                   2.23                           1.91
                                                               ---------              ---------                      ---------
    Total from investment operations .................              3.42                   2.32                           1.99
                                                               ---------              ---------                      ---------
LESS DISTRIBUTIONS:
Dividends from net investment income .................             (0.10)                 (0.09)                         (0.04)
Distributions from net realized
  gains ..............................................             (1.18)                 (0.27)                         (0.12)
                                                               ---------              ---------                      ---------
    Total distributions ..............................             (1.28)                 (0.36)                         (0.16)
                                                               ---------              ---------                      ---------
Net Asset Value, end of period .......................            $15.93                 $13.79                         $11.83
                                                               =========              =========                      =========

TOTAL INVESTMENT RETURN(b) ...........................             25.17%                 19.77%                         19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions) ..........................................            $290.3                 $147.9                          $47.5
Ratios to average net assets:
  Expenses ...........................................              0.50%                  0.56%                          0.60%(c)
  Net investment income ..............................              0.69%                  0.87%                          0.68%(c)
Portfolio turnover rate ..............................                31%                    13%                            32%
Average commission rate paid per
  share ..............................................           $0.0291                $0.0307                            N/A


                                                                       GLOBAL
                     --------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                                                  SEPTEMBER 19,
                                                         DECEMBER 31,                                                  1988(d) TO
                     --------------------------------------------------------------------------------------------     DECEMBER 31,
                       1997        1996      1995(a)    1994(a)    1993(a)    1992(a)   1991(a)    1990(a)   1989(a)     1988(a)
                      ------      -----      ------    -------    -------     ------    -------   --------  ------  ----------------
PER SHARE OPERATIN
 PERFORMANCE:
Net Asset Value,
  beginning of
  year ..............  $17.85     $15.53     $13.88     $14.64     $10.37     $10.79     $9.87     $11.55    $10.51        $9.82
                      -------    -------    -------    -------    -------    -------   -------    -------   -------      -------
INCOME FROM
 INVESTMENT
OPERATIONS
Net investment
  income ............    0.09       0.11       0.06       0.02       0.02       0.05      0.09       0.20      0.08         0.05
Net realized and
  unrealized gains
  (losses) on
  investments .......    1.11       2.94       2.14      (0.74)      4.44      (0.42)     1.02      (1.80)     1.81         0.79
                      -------    -------    -------    -------    -------    -------   -------    -------   -------      -------
    Total from
      investment
      operations ....    1.20       3.05       2.20      (0.72)      4.46      (0.37)     1.11      (1.60)     1.89         0.84
                      -------    -------    -------    -------    -------    -------   -------    -------   -------      -------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income ............   (0.13)     (0.11)     (0.24)     (0.02)     (0.08)     (0.05)    (0.10)     (0.07)    (0.07)       (0.15)
Dividends in
  excess of net
  investment
  income ............   (0.10)        --         --         --         --         --        --         --        --           --
Distributions from
  net realized
  gains .............   (0.90)     (0.62)     (0.31)     (0.02)     (0.11)        --     (0.09)     (0.01)    (0.78)          --
                      -------    -------    -------    -------    -------    -------   -------    -------   -------      -------
    Total
      distributions .   (1.13)     (0.73)     (0.55)     (0.04)     (0.19)     (0.05)    (0.19)     (0.08)    (0.85)       (0.15)
                      -------    -------    -------    -------    -------    -------   -------    -------   -------      -------
Net Asset Value,
  end of year .......  $17.92     $17.85     $15.53     $13.88     $14.64     $10.37    $10.79      $9.87    $11.55       $10.51
                       ======     ======     ======     ======     ======     ======    ======      =====    ======       ======

TOTAL INVESTMENT
  RETURN(b) .........    6.98%     19.97%     15.88%     (4.89)%    43.14%     (3.42)%   11.39%    (12.91)%   18.82%        8.57%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  year (in
  millions) .........  $638.4     $580.6     $400.1     $345.7     $129.1      $34.0     $34.3      $26.2     $29.4        $26.9
Ratios to average
  net assets:
  Expenses ..........    0.85%      0.92%      1.06%      1.23%      1.44%      1.87%     1.62%      1.67%     1.47%        0.42%(c)
  Net investment
    income ..........    0.47%      0.64%      0.44%      0.20%      0.18%      0.49%     0.92%      1.92%     0.70%        0.51%(c)
Portfolio turnover
  rate ..............      70%        41%        59%        37%        55%        78%      136%        43%       48%           6%
Average commission
  rate paid per
  share.............. $0.0247    $0.0358        N/A        N/A        N/A        N/A       N/A        N/A       N/A          N/A


(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
(d) Commencement of Operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 7 - Series Fund

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.


                                                                NATURAL RESOURCES
                         ----------------------------------------------------------------------------------------------------------
                                                                                                                      FEBRUARY 19,
                                                              YEAR ENDED                                               1988(d) TO
                                                             DECEMBER 31,                                               DECEMBER
                         ---------------------------------------------------------------------------------------------     31,
                           1997       1996     1995(a)     1994(a)   1993(a)   1992(a)    1991(a)     1990(a)    1989(a) 1988(a)
                         --------    -------  --------    -------   -------   -------    --------    --------   -------  -------
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value,
  beginning of
  period ...............   $19.77     $17.27     $14.44     $15.56     $12.95     $12.45    $11.62    $12.71    $10.14     $9.91
                          -------    -------    -------    -------    -------    -------   -------   -------   -------   -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
  income ...............     0.12       0.15       0.21       0.18       0.23       0.32      0.37      0.41      0.36      0.26
Net realized and
  unrealized gains
  (losses) on
  investments ..........    (2.43)      5.11       3.66      (0.85)      3.00       0.59      0.82     (1.14)     3.22      0.27
                          -------    -------    -------    -------    -------    -------   -------   -------   -------   -------
    Total from
      investment
      operations .......    (2.31)      5.26       3.87      (0.67)      3.23       0.91      1.19     (0.73)     3.58      0.53
                          -------    -------    -------    -------    -------    -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income ...............    (0.10)     (0.14)     (0.21)     (0.15)     (0.21)     (0.31)    (0.36)    (0.34)    (0.36)    (0.25)
Distributions from
  net realized
  gains ................    (2.12)     (2.62)     (0.83)     (0.30)     (0.41)     (0.10)     --       (0.02)    (0.65)    (0.05)
                          -------    -------    -------    -------    -------    -------   -------   -------   -------   -------
    Total
      distributions ....    (2.22)     (2.76)     (1.04)     (0.45)     (0.62)     (0.41)    (0.36)    (0.36)    (1.01)    (0.30)
                          -------    -------    -------    -------    -------    -------   -------   -------   -------   -------
Net Asset Value,
  end of period ........   $15.24     $19.77     $17.27     $14.44     $15.56     $12.95    $12.45    $11.62    $12.71    $10.14
                           ======     ======     ======     ======     ======     ======    ======    ======    ======    ======

TOTAL INVESTMENT
  RETURN(b) ............   (11.59)%    30.88%     26.92%     (4.30)%    25.15%      7.30%    10.30%    (5.76)%   35.64%     5.42%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
  period (in
  millions) ............   $358.0     $438.4     $293.2     $227.3     $158.8      $77.5     $62.6     $50.6     $17.9      $9.5
Ratios to average
  net assets:
  Expenses .............     0.54%      0.52%      0.50%      0.61%      0.60%      0.72%     0.68%     0.75%     0.86%     0.58%(c)
  Net investment
    income .............     0.60%      0.75%      1.25%      1.09%      1.50%      2.44%     2.97%     3.45%     3.04%     2.46%(c)
Portfolio turnover
  rate .................       32%        36%        46%        18%        20%        29%       21%       42%       49%       59%
Average commission
  rate paid per
  share.................  $0.0439    $0.0454        N/A        N/A       N/A         N/A        N/A      N/A       N/A       N/A


(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.


                                 8 - Series Fund

                            PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1997, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1997. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.


                                                                           5 YEARS         10 YEARS        INCEPTION TO
                                         INCEPTION     YEAR ENDED           ENDED           ENDED              DATE
         PORTFOLIO                         DATE         12/31/97           12/31/97        12/31/97         12/31/97
------------------------------          ---------     -----------          --------       ---------       -------------
MONEY MARKET                               5/83            5.41%            4.68%            5.80%            6.46%
DIVERSIFIED BOND                           5/83            8.57%            7.84%            9.24%            9.39%
GOVERNMENT INCOME                          5/89            9.67%            7.41%             N/A             8.85%
ZERO COUPON BOND 2000                      2/86            7.17%            7.36%           10.19%           10.30%
ZERO COUPON BOND 2005                      5/89           11.18%            9.85%             N/A            10.81%
CONSERVATIVE BALANCED                      5/83           13.45%           10.74%           11.15%           10.80%
FLEXIBLE MANAGED                           5/83           17.96%           13.25%           13.41%           12.18%
HIGH YIELD BOND                            2/87           13.78%           11.57%           10.69%            9.30%
STOCK INDEX                               10/87           32.83%           19.84%           17.47%           17.92%
EQUITY INCOME                              2/88           36.61%           20.22%             N/A            16.82%
EQUITY                                     5/83           24.66%           19.43%           17.54%           15.55%
PRUDENTIAL JENNISON                        5/95           31.71%             N/A              N/A            26.97%
SMALL CAPITALIZATION STOCK                 5/95           25.17%             N/A              N/A            24.50%
GLOBAL                                     9/88            6.98%           15.10%             N/A            10.10%
NATURAL RESOURCES                          5/88          -11.59%           11.96%             N/A            11.26%


                                 9 - Series Fund

                                 THE SERIES FUND


The Prudential Series Fund, Inc. (the "Series Fund"), a diversified open-end management investment company, is a Maryland corporation organized on November 15, 1982. The Series Fund is currently made up of fifteen separate portfolios: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, the Zero Coupon Bond Portfolios 2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. Each portfolio is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. In other respects the Series Fund is treated as one entity. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. The Series Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission ("SEC") over the Series Fund's management or its investment policies or practices.


                         THE ACCOUNTS AND THE CONTRACTS

Shares in the Series Fund are currently sold only to separate accounts of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those Companies. All the separate accounts are referred to as the "Accounts," and all the contracts are referred to as the "Contracts." Each Contract owner allocates the net premiums and the assets relating to the Contract, within the limitations described in the Contracts, among the subaccounts of the Accounts which in turn invest in the corresponding portfolios of the Series Fund. Not all portfolios of the Series Fund are currently available to all Contracts. The attached prospectus for the Contracts lists the portfolios that are currently available and describes the particular type of Contract selected and the relationship between changes in the value of shares of each portfolio and changes in the benefits payable under the Contracts. The rights of the Accounts as shareholders should be distinguished from the rights of a Contract owner which are described in the Contracts. The terms "shareholder" or "shareholders" in this prospectus refer to the Accounts.

                               INVESTMENT MANAGER


Prudential is the investment manager of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 34.


Prudential will continue to have responsibility for all investment advisory services under its Investment Advisory Agreement with respect to the Series Fund.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different investment objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

                                10 - Series Fund

The portfolio turnover rate of the portfolios that were available for investment as of December 31, 1997 can be found in the FINANCIAL HIGHLIGHTS table on pages 1 through 8. The portfolio turnover rate is, generally, the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the portfolio, in each case excluding securities with maturities of 1 year or less. Generally, the higher the portfolio turnover rate, the greater the brokerage costs incurred by a portfolio.


The following paragraphs describe the investment objectives and policies of each portfolio. There is no guarantee that any of these objectives will be met.

FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIO. The objective of this portfolio is to achieve, through investment in high-quality short-term debt obligations, the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The portfolio seeks to achieve this objective by following the policy of investing primarily in money market instruments denominated in U.S. dollars that mature in 397 days or less from the date the portfolio acquires them. Money market instruments include short-term obligations of the United States and foreign governments, their agencies, instrumentalities, and political subdivisions, and of domestic and foreign banks and corporations. They also include commercial paper, other corporate obligations, obligations of savings and loan associations and savings banks, and variable amount demand master notes. The portfolio may also enter into repurchase and reverse repurchase agreements and may purchase and sell securities on a when-issued and delayed delivery basis. These investment techniques may involve additional risks. A detailed description of the money market instruments in which the portfolio may invest, of the repurchase and reverse repurchase agreements it may enter into, and of the risks associated with those instruments and agreements may be found in the Appendix to this prospectus.

Because of the high quality, short-term nature of the portfolio's holdings, increases in the value of an investment in the portfolio will be derived almost entirely from interest on the securities held by it. Accordingly, the results for the portfolio are subject to the risk of fluctuation in short-term interest rates.

DIVERSIFIED BOND PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

The portfolio seeks to achieve this objective by following the policies of purchasing primarily debt securities of investment grade or, if not rated, of comparable quality in the opinion of the portfolio manager and of investing from time to time a portion of its assets in high quality money market instruments of the kind held in the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Diversified Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the proportions of intermediate or longer-term securities and short-term debt obligations held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.


At least 80% of the portfolio's holdings (including short-term debt obligations) will generally consist of debt securities that at the time of purchase have a rating within the four highest grades determined by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or a similar nationally-recognized rating service. The portfolio may retain a security whose rating has dropped below the four highest grades as determined by a commercial rating service. Without limitation, the portfolio may invest in obligations of the U.S. Government and its agencies and instrumentalities. The Appendix to the statement of additional information defines the ratings that are given to debt securities by Moody's and S&P and describes the standards applied by them in assigning these ratings.


The remaining assets of the portfolio may be invested in, among other things, debt securities that are not rated within the four highest grades or convertible debt securities, preferred stocks or convertible preferred stocks of any quality. On occasion, however, the portfolio may acquire common stock, not through direct investment but by the conversion of convertible debt securities or the exercise of warrants. For additional information regarding warrants, see INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the statement of additional information. No more than 10% of the value of the total assets of the portfolio will be held in common stocks, and those will usually be sold as soon as a favorable opportunity is available.

                                11 - Series Fund

The portfolio may invest up to 20% of its total assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES, page 27.


In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Diversified Bond Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Government Income and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

GOVERNMENT INCOME PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term consistent with the preservation of capital through investment primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.


The portfolio seeks to achieve this objective by investing at least 65% of its assets in U.S. Treasury securities, obligations issued or guaranteed by U.S. Government agencies and instrumentalities, mortgage-related securities issued by U.S. Government instrumentalities or non-governmental corporations, or related collateralized mortgage obligations. These instruments are described below. The portfolio may invest up to a total of 35% of its assets in the following four categories: (1) money market instruments of the kind held in the Money Market Portfolio; (2) securities of issuers other than the U.S. Government and related entities, usually foreign governments, where the principal and interest are substantially guaranteed (generally to the extent of 90% thereof) by U.S. Government agencies whose guarantee is backed by the full faith and credit of the United States and where an assurance of payment on the unguaranteed portion is provided for in a comparable way; (3) Foreign Government Securities including debt securities issued or guaranteed, as to payment of principal and interest, by governments, governmental agencies, supranational entities and other governmental entities denominated in U.S. dollars. A supranational entity is an entity constituted by the national governments of several countries to promote economic development (examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank); and (4) asset-backed securities rated in either of the top two ratings by Moody's or S&P, or if not rated, determined by the portfolio manager to be of comparable quality. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Government Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


U.S. Treasury Securities. U.S. Treasury securities include bills, notes, and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their coupons, the lengths of their maturities, and the dates of their issuances.

Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government include securities that are guaranteed by federal agencies or instrumentalities, and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which the portfolio may invest that are not backed by the full faith and credit of the United States include obligations issued by the Tennessee Valley Authority, The Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. In the case of securities not backed by the full faith and credit of the U.S. Government, the portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government if the agency or instrumentality does not meet its commitments.

U.S. Government Securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government Securities (like those of fixed income securities, generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of outstanding long-term U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of such

                                12 - Series Fund
securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government Securities will not affect investment income from those securities, they will affect the portfolio's net asset value. The proportions of intermediate and long-term securities held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.


Mortgage-Related Securities Issued by U.S. Government Instrumentalities or by Non-Governmental Corporations. The portfolio may invest in the following three types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without government guarantee but usually having some form of private credit enhancement. The portfolio may invest in adjustable rate and fixed rate mortgage securities. With respect to private mortgage-backed securities not collateralized by securities of the U.S. Government or its agencies, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by S&P or similarly rated by another nationally recognized rating service or, if unrated, of comparable quality in the opinion of the portfolio manager. The mortgages backing these securities include conventional 30 year fixed rate mortgages, 15 year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages ("ARMs"). The mortgage-backed securities may include those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates. The U.S. Government or the issuing agency guarantees the payment of interest and principal of mortgage-backed securities issued by the U.S. Government or its agencies/instrumentalities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the portfolio's shares. Mortgage-backed securities are in most cases pass-through instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. For example, securities backed by mortgages with 30 year maturities are customarily treated as prepaying fully in the 12th year and securities backed by mortgages with 15 year maturities are customarily treated as prepaying fully in the seventh year. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, the portfolio's ability to maintain a portfolio of high yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Mortgage-backed securities of the types described under (i) and (ii) above are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities.


Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of pre-payment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular pre-specified, published interest rate index.


CMOs.  The  portfolio  may also  purchase  collateralized  mortgage  obligations
("CMOs"). A CMO is a security issued by a corporation or a U.S. Government instrumentality that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The portfolio may invest in CMOs issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. With respect to privately issued CMOs, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by S&P or similarly rated by another nationally recognized rating service, or if unrated,


                                13 - Series Fund
of comparable quality in the opinion of the portfolio manager. Privately issued CMOs that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA, and CMOs issued by agencies or instrumentalities of the U.S. Government are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities. Neither the United States Government nor any U.S. Government agency guarantees the payment of principal or interest on these securities.

Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as automobile or credit card receivables. Asset-backed securities present certain risks, including the risk that the underlying obligor on the asset, such as the automobile purchaser or the credit card holder, may default on his or her obligation. In addition, asset-backed securities often do not provide a security interest in the related collateral. For example, credit card receivables are generally unsecured, and for automobile receivables the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold.


In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) make short sales; and (v) use interest rate swaps. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.


Under normal circumstances, this portfolio's turnover rate is not expected to exceed 200%. Purchases of U.S. Government Securities are generally made from dealers at prices which usually include a profit to the dealer. See PORTFOLIO BROKERAGE AND RELATED PRACTICES, page 38.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Government Income Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

ZERO COUPON BOND PORTFOLIOS 2000 AND 2005. The objective of both of these portfolios is to achieve the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury and investment-grade corporations that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively "stripped securities"). The two portfolios differ only in their liquidation dates, which for each portfolio is November 15 of the specified year.

In pursuing this objective, each Zero Coupon Bond Portfolio invests only in readily marketable debt securities that do not involve substantial risk of loss of capital through default, although their value may vary because of changes in the general level of interest rates. It is the policy of each Zero Coupon Bond Portfolio to invest at least 70% of its assets in stripped securities that are obligations of the United States Government maturing within 2 years of the portfolio liquidation date. Up to 30% of the assets may be invested and held either in stripped securities issued by investment-grade corporations or in high-grade interest bearing corporate debt securities, in each case with a quality rating of Baa or better, provided that no more than 20% of the assets of the portfolio may be invested in interest bearing securities. However, as a defensive position, as the liquidation date of each portfolio draws near, more than 20% of assets may be invested in interest bearing securities when deemed appropriate in the view of the portfolio manager given prevailing market conditions and investment opportunities available at the time. Prudential will evaluate the creditworthiness of potential investments in corporate securities in order to determine whether such securities are suitable for purchase by the portfolios. A small portion of the portfolios may be invested in money market instruments of the kind held in the Money Market Portfolio in order to make effective use of cash reserves pending investments in the securities described above. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, each Zero Coupon Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

At the beginning of each week, Prudential will calculate the anticipated compounded growth rate that investors purchasing shares of each portfolio that day are predicted to achieve if their investment is maintained until the portfolio liquidation date. That rate will change from day to day depending on various factors, including particularly the general level of interest rates, but daily changes will generally not be significant. If there is a significant change in interest rates (greater than a 0.30% change in the yield of a zero coupon Treasury bond maturing in the specified year), Prudential will recalculate the predicted yield. Prudential will furnish the anticipated compounded growth rate on request.

In order to achieve a predictable compounded investment return to each portfolio's liquidation date that will be as little affected as possible by variations in the general level of interest rates, the composition of the securities held in each portfolio is such that the weighted average period of time until receipt of scheduled cash payments

                                14 - Series Fund

(whether of principal or interest)--sometimes referred to as the portfolio's "duration"--will be kept within 1 year of the period remaining until the portfolio liquidation date. When the portfolio's duration is thus maintained, differences between the market value and the face amount of unmatured bonds on the portfolio's liquidation date resulting from changes in the general level of interest rates will be approximately equal in magnitude to, but opposite in direction from, the difference between the amount of interest accumulated through the reinvestment of earlier coupon or principal payments and the amount that would have been accumulated at the originally predicted rate. Each portfolio is thus able to hold interest bearing securities and stripped securities with maturity dates before, during, and after the portfolio's liquidation date. The concept of "duration" is explained more fully in the statement of additional information.

On the liquidation date of a Zero Coupon Bond Portfolio, all of the securities held by the portfolio will be sold and all outstanding shares of the portfolio will be redeemed. The redemption proceeds will, except as otherwise directed by Contract owners, be used to purchase shares of the Money Market Portfolio.

Each portfolio seeks to realize a higher yield than would be obtained simply by maintaining the portfolio's initial investments. The portfolios are actively managed by Prudential to take advantage of trading opportunities that may exist from time to time due to price and yield distortions resulting from changes in the supply and demand characteristics or perceived differences in quality or liquidity characteristics of the securities available for purchase by the portfolio. There is a corresponding risk that, to the extent that this strategy is unsuccessful, the initial yield objective will not be met.

The stripping of interest coupons will cause the stripped securities to be purchased at a substantial (or "deep") discount from their principal amounts payable at maturity. If held to maturity, these obligations provide a predictable yield. But because interest on stripped securities is not paid in cash on a current basis but rather is in effect compounded until maturity (or the payment date in the case of a coupon), the market values of securities of this type are subject to greater fluctuations, as a result of changes in interest rates, than are the values of debt securities that provide for the periodic payment of interest; and the longer the term to maturity of a portfolio, the greater the risk of such fluctuations. In light of these factors, investors who desire to attain the anticipated growth rate on their investment expected at the time of purchase must plan to hold the portfolio's shares and to reinvest all dividends and distributions until the portfolio matures. Any investor who redeems his or her interest in the portfolio prior to the portfolio liquidation date or who fails to reinvest dividends is likely to achieve quite a different investment return than the return that was predicted on the date the investment was made, and may even suffer a loss.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Zero Coupon Bond Portfolios 2000 and 2005 since 1995. Ms.
Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Government Income Portfolios of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed
Portfolio   while   recognizing   that  this  reduces  the  chances  of  greater
appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:


         Asset Type              Minimum       Normal      Maximum
         ----------              -------       ------      -------
           Stocks                  15%           35%         50%
   Bonds and Money Market          25%           65%         85%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. The risks of medium to lower rated securities, also known as high risk securities, are described below in connection with the High Yield Bond Portfolio. A description of corporate bond ratings is contained in the Appendix to the statement of additional information.

                                15 - Series Fund

Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) make short sales; and (vi) use interest rate swaps. These techniques are described on pages 28 through 33, and further information about some of them is included in the statement of additional information.

The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the portfolio since 1995 and manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.


FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

         Asset Type              Minimum       Normal      Maximum
         ----------              -------       ------      -------
           Stocks                  25%           60%         100%
           Bonds                    0%           40%          75%
        Money Market                0%            0%          75%

The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with long maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of

                                16 - Series Fund
comparable quality in the opinion of the portfolio manager, also known as high risk securities. The risks of medium to lower rated securities, are described below in connection with the High Yield Bond Portfolio. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Equity Portfolio or the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.


In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) make short sales; and (vi) use interest rate swaps. These techniques are described on pages 28 through 33, and further information about some of them is included in the statement of additional information.


The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.


The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing
Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Conservative Balanced Portfolio of the Series Fund.


HIGH YIELD BOND PORTFOLIOS

HIGH YIELD BOND PORTFOLIO. The objective of this portfolio is to achieve a high total return through investment in a diversified portfolio of high yield/high risk fixed income securities.

The portfolio seeks to achieve its objective by following a policy of generally investing in fixed income securities rated in the medium to lower categories by recognized rating services or in unrated fixed income securities of comparable quality. The portfolio expects to invest principally in fixed income securities rated Baa or lower by Moody's, or BBB or lower by S&P. These securities are sometimes known as "junk bonds." Corporate bonds which are rated Baa by Moody's are described by Moody's as being investment grade, but are also characterized as having speculative characteristics. Corporate bonds rated below Baa by Moody's and BBB by S&P are considered speculative. A description of corporate bond ratings is contained in the Appendix to the statement of additional information.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of

                                17 - Series Fund
loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

The achievement of the portfolio's investment objectives will depend on Prudential's analytical and portfolio management skills. These skills are more important in connection with the investment in medium to lower rated and comparable unrated securities and to the portfolio's performance than would be the case if the portfolio invested in higher quality fixed income securities. In selecting securities for the portfolio, Prudential will evaluate, among other things, an issuer's financial history, condition, prospects and management. A credit rating assigned by a commercial rating service will not measure the market risk of high yield/high risk bonds and may not be a timely reflection of the condition and economic viability of an individual issuer. In its credit analysis, Prudential therefore will not rely principally on the ratings assigned by the ratings services (e.g., Moody's and S&P), although such ratings will be considered. Through careful selection and by investment in a diversified mix of securities, Prudential will seek to reduce the risks that are associated with investing in medium to lower rated and comparable unrated debt securities.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity  (market  risk).  The  value of the  fixed  income  securities  in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.


During the fiscal year ended December 31, 1997, the monthly dollar weighted average ratings of the debt obligations held by the High Yield Bond Portfolio, expressed as a percentage of the portfolio's total investments, were as follows:


                                18 - Series Fund

--------------------------------------------------------------------------------
                                                           Percentage of Total
          RATINGS                                              Investments
--------------------------------------------------------------------------------
          AAA/Aaa                                                   0%
          AA/Aa                                                     0%
          A/A                                                       0%
          BBB/Baa                                                 0.2%
          BB/Ba                                                  19.4%
          B/B                                                    49.6%
          CCC/Caa or lower                                       10.1%
          Unrated                                                20.7%
--------------------------------------------------------------------------------


Consistent with its investment objective, the portfolio anticipates that under normal conditions at least 80% of the value of its total assets will be invested in high yield/high risk, medium to lower rated fixed income securities. Fixed income securities appropriate for the portfolio may include both convertible and nonconvertible debt securities and preferred stock. The portfolio will not acquire common stocks, except when attached to or included in a unit with fixed income securities which otherwise would be attractive to the portfolio.


The portfolio may invest up to 20% of its total assets in United States currency denominated fixed-income securities issued outside the United States by foreign and domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES, page 27.

The portfolio may, when it has temporary cash available, invest in money market instruments of the kind held by the Money Market Portfolio. The portfolio may also invest in commercial paper of domestic corporations that does not meet the quality restrictions applicable to the investments of the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the High Yield Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. The portfolio may also: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis; (iv) make short sales; and (v) use interest rate swaps. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.


Although the portfolio is not expected to engage in substantial short-term trading, it may sell securities it owns without regard to the length of time they have been held. The portfolio's turnover rate is not expected to exceed 150%.


George Edwards, Managing Director, Prudential Investments, has been the manager of the High Yield Bond Portfolio since 1997. Mr. Edwards also manages the Prudential High Yield Total Return Fund, Inc. and co-manages the Prudential Distressed Securities Fund, Inc. Mr. Edwards has held various positions with Prudential Investments since 1985.


DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. The objective of this portfolio is to achieve investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate.


The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the S&P 500 Index, an index which represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed among investors as representative of the performance of publicly-traded common stocks as a whole. The S&P 500 Index is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange ("NYSE"). S&P chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification. Inclusion in the index in no way implies an opinion by S&P as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill, Inc. and have been licensed for use by The Prudential Insurance Company of America and its affiliates and subsidiaries. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The S&P 500 Index is a "weighted" index in which the weighting of each stock depends on its relative total market value: its market price per share times the number of shares outstanding. Because of this weighting, approximately 11% of the S&P 500 Index's value is accounted for by the stocks of the five largest companies by relative market value. As of December 31, 1997 those companies were: General Electric Co., Coca-Cola Co., Microsoft Corp., Exxon Corp. and Merck & Co., Inc.


                                19 - Series Fund

This portfolio will not be "managed" in the traditional sense of using economic, financial or market analysis to determine the stocks to be purchased by the portfolio. Rather, the portfolio manager will purchase stocks for the portfolio in proportion to their weighting in the S&P 500 Index. Thus, adverse financial performance by a company will not result in reduction or elimination of the portfolio's holdings of its stock and, conversely, superior financial performance by a company will not lead the portfolio to increase its holdings of the company's stock. If a stock held by this portfolio is eliminated from the S&P 500 Index, the portfolio will sell its holdings of the stock regardless of the prospects of the company. Because the portfolio will not be "managed" in the traditional sense, portfolio turnover is expected to be low and is generally not expected to exceed 10%. A 10% portfolio turnover rate would occur if one-tenth of the portfolio's securities were sold and either repurchased or replaced within 1 year. Because of the expected low turnover, transaction costs, such as brokerage commissions, are also expected to be relatively low.


The following table shows the performance of the S&P 500 Index for the 25 years ending in 1997. The period covered by this table is one of generally rising stock prices, and the performance of the S&P 500 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Stock Index Portfolio mean that the performance of a share of stock in the portfolio may not equal the performance of the S&P 500 Index even if the assets held by the portfolio do equal that performance.

--------------------------------------------------------------------------------
                    *S&P 500 INDEX WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
--------------------------------------------------------------------------------
         1973           -14.77                   1986           +18.56
         1974           -26.39                   1987            +5.10
         1975           +37.16                   1988           +16.61
         1976           +23.57                   1989           +31.69
         1977            -7.42                   1990            -3.10
         1978            +6.38                   1991           +30.47
         1979           +18.20                   1992            +7.61
         1980           +32.27                   1993           +10.08
         1981            -5.01                   1994            +1.32
         1982           +21.44                   1995           +37.58
         1983           +22.38                   1996           +22.96
         1984            +6.10                   1997           +33.36
         1985           +31.57
--------------------------------------------------------------------------------
SOURCE: STANDARD & POOR'S RATINGS SERVICES. PERCENTAGE CHANGE CALCULATED IN ACCORDANCE WITH SPECIFICATIONS OF SEC RELEASE NUMBER IA-327.
--------------------------------------------------------------------------------

IN THE LAST TEN YEARS, THIS PORTFOLIO'S TOTAL RETURN, COMPARED TO THAT OF THE S&P 500 INDEX, WAS AS FOLLOWS:

--------------------------------------------------------------------------------
               ANNUAL PERCENTAGE CHANGE                TOTAL RETURN
                  S&P 500 INDEX WITH               STOCK INDEX PORTFOLIO
                 DIVIDENDS REINVESTED          (AFTER DEDUCTION OF EXPENSES)
--------------------------------------------------------------------------------
    1988              +16.61                              +15.44
    1989              +31.69                              +30.93
    1990               -3.10                               -3.63
    1991              +30.47                              +29.72
    1992               +7.61                               +7.13
    1993              +10.08                               +9.66
    1994               +1.32                               +1.01
    1995              +37.58                              +37.06
    1996              +22.96                              +22.57
    1997              +33.36                              +32.83
--------------------------------------------------------------------------------



Under normal circumstances, the portfolio generally intends to purchase all 500 stocks represented in the S&P 500 Index and to invest its assets as fully in those stocks (in proportion to their weighting in the index) as is feasible in light of cash flows into and out of the portfolio. In order to reduce transaction costs, a weighted investment in the 500 stocks comprising the S&P 500 Index is most efficiently made in relatively large amounts. As additional cash is received from the purchase of shares in the portfolio, it may be held temporarily in short-term, high quality investments of the sort in which the Money Market Portfolio invests, until the portfolio has a sufficient amount of assets in such investments to make an efficient weighted investment in the 500 stocks comprising the S&P 500 Index. If net cash outflows from the portfolio are anticipated, the portfolio may sell stocks (in proportion to their

                                20 - Series Fund
weighting in the S&P 500 Index) in amounts in excess of those needed to satisfy the cash outflows and hold the balance of the proceeds in short-term investments if such a transaction appears, taking into account transaction costs, to be more efficient than selling only the amount of stocks needed to meet the cash requirements. The portfolio will not, however, increase its holdings of cash in anticipation of any decline in the value of the S&P 500 Index or of the stock markets generally. The portfolio will instead remain as fully invested in the S&P 500 Index stocks as feasible in light of its cash flow patterns during periods of market declines as well as advances, and investors in the portfolio thus run the risk of remaining fully invested in common stocks during a period of general decline in the stock markets.


Tracking accuracy is measured by the difference between total return for the S&P 500 Index with dividends reinvested and total return for the portfolio with dividends reinvested before deductions of portfolio fees and expenses. Tracking accuracy is monitored by the portfolio manager on a daily basis. All tracking accuracy deviations are reviewed to determine the effectiveness of investment policies and techniques.


If the portfolio does hold short-term investments as a result of the patterns of cash flows to and from the portfolio, such holdings may cause its performance to differ from that of the S&P 500 Index. The portfolio will attempt to minimize any such difference in performance through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index future contracts. These derivative investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31. The portfolio will not use such instruments for speculative purposes or to hedge against any decline in the value of the stocks held in the portfolio, but instead will employ them only as a temporary substitute for investment of cash holdings directly in the 500 stocks when the portfolio's cash holdings are too small to make such an investment in an efficient manner.


For example, if the portfolio's cash reserves are insufficient to invest efficiently in another unit of the basket of stocks comprising the S&P 500 Index, the portfolio may purchase S&P 500 futures contracts to hedge against a rise in the value of the stocks the portfolio intends to acquire. In its attempt to minimize any difference in performance between the portfolio and the S&P 500 Index, the portfolio currently intends to engage in transactions involving S&P 500 Index futures contracts, NYSE Composite Index futures contracts, options on the S&P 500 Index, the S&P 100 Index, and the NYSE Composite Index, and options on S&P 500 Index futures contracts and NYSE Composite Index futures contracts. There can be no assurance that the portfolio's attempt to minimize such performance difference through the use of any of these instruments will succeed. See the statement of additional information for a more detailed discussion of the manner in which the portfolio will employ these instruments and for a description of other risks involved in the use of such instruments.


The above described investment policies and techniques of the Stock Index Portfolio are non-fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.


EQUITY INCOME PORTFOLIO. The objective of this portfolio is both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the S&P 500 Index or the NYSE Composite Index. In selecting these securities, the portfolio will put emphasis on earnings, balance sheet and cash flow analysis, and the relationships that these factors have to the price and return of a given security. Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in such securities.

The portfolio may invest the balance of its assets in other stocks, other securities convertible into common stocks, other equity-related securities, debt securities (including money market instruments), options on stocks and stock indices, and stock index futures. The portfolio may under normal circumstances invest up to 35% of its total assets in money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

In addition, up to 35% of the portfolio's total assets may be invested in other fixed-income obligations including convertible and nonconvertible preferred stock. The portfolio anticipates that these will primarily be rated A or better by Moody's or S&P. However, the portfolio may also invest in lower-rated fixed-income securities, although it will not invest in securities rated lower than CC or Ca by Moody's or S&P, respectively. The risks of medium to lower rated securities, also known as high risk securities, are described above in connection with the High Yield Bond Portfolio. A description of debt ratings is contained in the Appendix to the statement of additional information. The portfolio may also invest in non-rated fixed-income securities which, in the opinion of the investment manager, are of a quality comparable to rated securities in which the portfolio may invest.

To the extent permitted by applicable insurance law, the portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.


                                21 - Series Fund

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

As a result of its investment policies, the portfolio's turnover rate may exceed 100%, although it is not expected to exceed 200%.

Warren Spitz, Managing Director, Prudential Investments, has been portfolio manager of the Equity Income Portfolio since 1988. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Conservative Balanced and Flexible Managed Portfolios of the Series Fund.

EQUITY PORTFOLIO. The objective of this portfolio is to achieve capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.


Although the portfolio will be invested primarily in common stocks, it may also invest to a limited extent in short, intermediate or long term debt, either convertible or nonconvertible into common stock, as well as in nonconvertible preferred stock and other equity-related securities. In addition, it may also invest up to 5% of its assets in below investment grade debt securities. The risks of medium to lower rated securities, also known as high risk securities, are described above in connection with the High Yield Bond Portfolio. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. The portfolio will attempt to maintain a flexible approach to the selection of common stocks of various types of companies whose valuations appear to offer opportunities for above-average appreciation. Thus, the portfolio may invest in securities of companies whose estimated growth in earnings exceeds that projected for the market as a whole because of factors such as expanding market share, new products or changes in market environment. Or it may invest in "undervalued" securities which are often characterized by a lack of investor recognition of the basic value of a company's assets. Securities of companies with sales and earnings trends which are currently unfavorable but which are expected to reverse may also be in the portfolio. The effort to achieve price appreciation that is superior to broadly based stock indices necessarily involves accepting a greater risk of declining values. During periods when stock prices decline generally, it can be expected that the value of the portfolio will also decline.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.


In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

A portion of the portfolio may be invested in money market instruments of the kind held by the Money Market Portfolio in order to make effective use of cash reserves pending investment in common stocks. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


Thomas Jackson, Managing Director, Prudential Investments, has been portfolio manager of the Equity Portfolio since 1990. Mr. Jackson is also portfolio manager of the Prudential Equity Fund, Inc. and the PRICOA Worldwide Investors Portfolio, US Equity Fund.


PRUDENTIAL JENNISON PORTFOLIO. The objective of the Prudential Jennison Portfolio is to achieve long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

In order to achieve this objective, the Prudential Jennison Portfolio will follow a policy of selecting stocks on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager will look for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and in the opinion of the portfolio manager, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management. Under normal market conditions, at least 65% of the value of the total assets of the portfolio will be invested in common stocks and preferred stocks of companies which exceed $1 billion in market capitalization.

                                22 - Series Fund

The portfolio may invest up to 35% of its total assets in: (i) common stocks, preferred stocks, and other equity-related securities of companies that are undergoing changes in management or product and marketing dynamics which have not yet been reflected in reported earnings but which are expected to impact earnings in the intermediate term -- these securities often lack investor recognition and are often favorably valued; (ii) other equity-related securities; (iii) with respect to a maximum of 30% of its total assets, common stocks, preferred stocks and other equity-related securities of non-United States currency denominated issuers or American Depository Receipts ("ADRs");
(iv) investment grade fixed income securities and mortgage-backed securities, including lower rated securities (i.e., rated in the fourth highest rating category by a nationally recognized rating service (Baa by Moody's or BBB by S&P) or, if not rated, determined by the portfolio manager to be of comparable quality to securities so rated (a description of debt ratings is contained in the Appendix to the statement of additional information); and (v) obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Prudential Jennison Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices, and foreign currencies; (ii) lend its portfolio securities; (iii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iv) enter into forward foreign currency exchange contracts; and (v) enter into repurchase agreements and purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.


The effort to achieve superior investment returns necessarily involves a risk of exposure to declining values. Securities in which the portfolio may primarily invest have historically been more volatile than the S&P 500 Index. Accordingly, during periods when stock prices decline generally, it can be expected that the value of the portfolio will decline more than the market indices.

David Poiesz, Director and Senior Vice President of Jennison Associates LLC ("Jennison"), is the portfolio manager, and Peter Reinemann, Director and Senior Vice President of Jennison, is the associate portfolio manager of the Prudential Jennison Portfolio. Mr. Poiesz is responsible for the day to day management of the portfolio and has been portfolio manager of the Prudential Jennison Portfolio since its inception in 1995. Mr. Poiesz also manages the Prudential Jennison Growth Fund. Mr. Poiesz joined Jennison in 1983 as an equity research analyst and has been an equity portfolio manager since 1991. Mr. Reinemann is also the associate portfolio manager for the Prudential Jennison Growth Fund, the Prudential Jennison Growth and Income Fund, and the Prudential Jennison Active Balanced Fund. Mr. Reinemann has been with Jennison since 1992 as an associate portfolio manager. Prior to 1992, he served as a Vice President at Paribas Asset Management, Inc.


SMALL CAPITALIZATION STOCK PORTFOLIO. The objective of this portfolio is to achieve long-term growth of capital through investment primarily in equity securities of publicly-traded companies with small market capitalization. Current income, if any, is incidental.

The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600 Index"), an index which consists of six-hundred smaller capitalization domestic stocks chosen for market size, liquidity, and industry group representation. Stocks in the index have market capitalizations between $35 million and $1.215 billion. However, to be included in the index, stock selections are also screened for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The initial sector weightings were selected to reflect the industry distribution of all small capitalization stocks followed by S&P. The S&P SmallCap 600 Index has above average risk and may fluctuate more than the S&P 500 Index which invests in stocks of larger, more established firms.


The S&P SmallCap 600 Index is a market weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. S&P is responsible for selecting and maintaining the list of stocks to be included in the index. Inclusion in the index in no way implies an opinion by S&P as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's Small Capitalization Stock Index" and "Standard & Poor's
SmallCap 600" are trademarks of McGraw Hill, Inc. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The following table shows the performance of the S&P SmallCap 600 Index for the 10 years ending in 1997. Although the index was first published in 1994, S&P reconstructed its performance for earlier years. The performance of the S&P SmallCap 600 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Small Capitalization Stock Portfolio mean that the performance of a share of stock in the portfolio may not equal the performance of the S&P SmallCap 600 Index even if the assets held by the portfolio do equal that performance.


                                23 - Series Fund

--------------------------------------------------------------------------------
                S&P SMALLCAP 600 INDEX WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
--------------------------------------------------------------------------------
               1988                                      +19.49
               1989                                      +13.89
               1990                                     -  9.90
               1991                                      +48.49
               1992                                      +21.04
               1993                                      +18.79
               1994                                     -  4.77
               1995                                      +29.96
               1996                                      +21.32
               1997                                      +25.58
--------------------------------------------------------------------------------

Source: Standard & Poor's Ratings Services. Percentage change calculated in accordance with specifications of SEC release number IA-327.
--------------------------------------------------------------------------------


Under normal circumstances, this portfolio intends to be invested in all or a representative sample of the stocks in the S&P SmallCap 600 Index. The portfolio may hold cash or its equivalent, which may cause its performance to differ from that of the S&P SmallCap 600 Index. The portfolio will attempt to minimize any such differences in performance through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index future contracts. These investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31.

In addition, the portfolio may: (i) purchase and sell options on equity securities; (ii) lend its portfolio securities; and (iii) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

The investment policies and techniques of the Small Capitalization Stock Portfolio are not fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.


Wai Chiang, Vice President, Prudential Investments, has been portfolio manager of the Small Capitalization Stock Portfolio since its inception in 1995. Mr. Chiang manages several other funds for Prudential including the Prudential Small-Capitalization Index Fund and the unregistered commingled domestic equity index separate accounts, Pridex and Pridex 500 for Prudential. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.


GLOBAL PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers. Current income, if any, is incidental.


The portfolio is intended to provide investors with the opportunity to invest in a portfolio of common stocks and other equity-related securities of companies located throughout the world. In making the allocation of assets among the various countries and geographic regions, the portfolio manager ordinarily considers such factors as: prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors--all in relation to the prevailing prices of the securities in each country or region.


There are, generally, no geographic limitations on companies in which the portfolio may invest. Depending upon market conditions, the portfolio may be invested primarily in foreign securities. Investments may be made in companies based in the Pacific Basin (for example, Japan, Australia, New Zealand, Singapore, Malaysia, and Hong Kong) and Western Europe (for example, the United Kingdom, Spain, Germany, Switzerland, the Netherlands, France, and Scandinavia), as well as the United States, Canada, and such other areas and countries as the portfolio manager may determine from time to time. The portfolio may seek to hedge its position in foreign currencies as more fully described herein.

The portfolio is not required to maintain any particular geographic or currency mix of its investments. The portfolio intends to maintain investments in at least three countries (including the United States), but may, when market conditions warrant, invest up to 35% of its assets in companies located in any one country (other than the United States).

                                24 - Series Fund

In analyzing companies for investment, the portfolio manager ordinarily looks for one or more of the following characteristics: prospects for above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their marketplace--all in relation to the prevailing prices of the securities of such companies.


Investing in securities of foreign companies and countries involves special risks. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.


When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Global Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon;
(iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.


The operating expense ratio of the portfolio can be expected to be significantly higher than that of a fund investing exclusively in domestic securities since the expenses of the portfolio, such as custodial, valuation and communication costs, as well as the rate of the investment management fee (0.75% of the portfolio's average daily net assets), though similar to such expenses of other global funds, are higher than those generally incurred by funds investing solely in the securities of U.S. issuers.

As a result of its investment policies, the portfolio's turnover rate may exceed 100% although it is not expected to exceed 200%.


Daniel Duane, Managing Director, Prudential Investments, Ingrid Holm, Vice President, Prudential Investments, and Michelle Picker, Vice President, Prudential Investments, have been co-managers of the Global Portfolio since 1997. Mr. Duane has managed the Global Portfolio since 1990 and also manages several funds including the Prudential World Fund, Inc., Global Series. Ms. Holm has assisted in the management of several mutual funds since 1994 and manages a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments group since 1992 and has also managed a portion of Prudential's general account.


SPECIALIZED PORTFOLIOS

NATURAL RESOURCES PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and convertible securities of "natural resource companies" (as defined below) and in securities (typically debt securities and preferred stocks) the terms of which are related to the market value of some natural resource ("asset-indexed securities"). Under normal circumstances, the portfolio will invest at least 65% of its total assets in such securities.

Companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services primarily to such companies, will be considered "natural resource companies." Natural resources generally include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), timber land, undeveloped real property and agricultural commodities.

The value of equity securities of natural resource companies (including those companies that are primarily involved in providing goods and services to natural resource companies) will fluctuate pursuant to market conditions generally, as well as to the market for the particular natural resource in which the issuer is involved. In addition, the values of natural resources are affected by numerous factors including events occurring in nature, inflationary pressures and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resources. In addition, rising interest rates (i.e., inflationary pressures) may affect the demand for natural resources such as timber. The portfolio manager will seek securities that are attractively priced relative to the intrinsic values of the relevant natural resource or that are of companies which are positioned to benefit under existing or anticipated economic conditions. Accordingly, the portfolio may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments, provided that the portfolio will not invest 25% or more of its total assets in the securities of companies in any one natural resource industry. See INVESTMENT RESTRICTIONS in the statement of additional information for information concerning the industry classifications. The portfolio is not required to maintain any particular mix of investments among the natural resource industries.

                                25 - Series Fund

In addition to common stocks and equity-related securities, the portfolio may invest in securities, the principal amount, redemption terms or conversion terms of which are related to the market price of a natural resource asset, referred to herein as "asset-indexed securities." The portfolio expects to purchase asset-indexed securities which are rated, or are issued by issuers that have outstanding obligations which are rated, at least BBB or Baa by S&P or Moody's, respectively, or commercial paper rated at least A-2 or P-2 by S&P or Moody's, respectively, or in unrated securities that the portfolio manager has determined to be of comparable quality. The portfolio reserves the right, however, to invest in asset-indexed securities rated as low as CC or Ca by Moody's or S&P, respectively, or in unrated securities of comparable quality, also known as high risk securities. A description of security ratings is set forth in the Appendix to the statement of additional information. If the asset-indexed security is backed by a letter of credit or other similar instrument, the investment manager may take such backing into account in determining the quality of the security.


Although it is expected that the market prices of the asset-indexed securities will fluctuate on the basis of the natural resources on which such securities are based, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying natural resources. Asset-indexed securities are not always secured with a security interest in the underlying natural resource asset. Further, asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). Although the value of asset-indexed securities that bear interest may fluctuate inversely with market interest rates, such fluctuations are anticipated generally to be minimal since the value of such securities is typically based on the natural resources on which the securities are based.

Certain asset-indexed securities may be payable at maturity in cash, or, at the option of the holder, directly in a stated amount of the asset to which the securities are related. The portfolio does not intend to invest directly in natural resources and, therefore, would elect to be paid in cash or would attempt to sell the asset-indexed security prior to maturity to realize the appreciation in the underlying asset.


As indicated above, the portfolio intends to invest primarily in common stocks and convertible securities of natural resource companies and asset-indexed securities. The portfolio may invest the balance of its assets in other stocks, other securities convertible into common stocks, debt securities (including money market instruments), and options on stocks and on natural resource-related stock indices. The portfolio may under normal circumstances invest up to 35% of its total assets in money market instruments of the type held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Natural Resources Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. In addition, up to 35% of the portfolio's total assets may be invested in other fixed-income obligations. The portfolio anticipates that these will primarily be rated A or better by Moody's or S&P. However, the portfolio may also invest in lower-rated fixed-income securities, also known as high risk securities, although it will not invest in securities rated lower than CC or Ca by Moody's or S&P, respectively. The portfolio may also invest in non-rated fixed-income securities which, in the opinion of the investment manager, are of a quality comparable to rated securities in which the portfolio may invest.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.


As a result of its investment policies, the portfolio's turnover rate may exceed 100%, although it is not expected to exceed 200%.

Leigh Goehring, Vice President, Prudential Investments, has been portfolio manager of the Natural Resources Portfolio since 1992. Mr. Goehring also manages the Prudential Natural Resources Fund, Inc. Prior to 1992, Mr. Goehring was portfolio manager of The Prudential-Bache Option Growth Fund.

CONVERTIBLE SECURITIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may invest in convertible securities and such securities may constitute a major part of the holdings of the Equity Income, Global and Natural Resources Portfolios. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar

                                26 - Series Fund
nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

The Diversified Bond, Conservative Balanced, Flexible Managed, and High Yield Bond Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations").
Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

FOREIGN SECURITIES


The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond and High Yield Bond Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. In addition, the bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in such securities. To the extent permitted by applicable law, the Conservative Balanced, Flexible Managed, and Equity Income Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Further, to the extent permitted by applicable insurance law, the Equity, Prudential Jennison, and Natural Resources Portfolios may invest up to 30% of their total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. Securities issued outside the United States and not publicly traded in the United States, as well as ADRs, and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."


ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities.

If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The portfolios that may invest in foreign securities may, but need not, enter into forward foreign currency exchange contracts

                                27 - Series Fund
for the purchase or sale of foreign currency for hedging purposes, including: locking-in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by the portfolio; and protecting the U.S. dollar value of such securities which are held by the portfolio. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio's portfolio securities or other assets denominated in that currency. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the statement of additional information. In addition, the portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts. See OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31.

OPTIONS ON EQUITY SECURITIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the exercise price upon exercise by the holder of the put.


A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian.


The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described under OPTIONS ON DEBT SECURITIES, page 29 and OPTIONS ON STOCK INDICES, page 30.

These portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call

                                28 - Series Fund
option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

There are certain special risks associated with the portfolios' transactions in stock options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON DEBT SECURITIES

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and High Yield Bond Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.


These portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash, U.S. Government securities or other liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.


These portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 28. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

These portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.


The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a


                                29 - Series Fund
predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are certain risks associated with the portfolios' transactions in debt options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON STOCK INDICES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges, listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). The Stock Index and Small Capitalization Stock Portfolios may utilize options on stock indices by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.


The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.


A portfolio will write only "covered" options on stock indices. The manner in which these options are covered is discussed in the statement of additional information.

These portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

OPTIONS ON FOREIGN CURRENCIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (discussed under FOREIGN SECURITIES, page 27 and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, page 31) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.


A portfolio's successful use of currency exchange options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the


                                30 - Series Fund
currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS


The Conservative Balanced, Flexible Managed, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may, to the extent permitted by applicable regulations, purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A portfolio may purchase or sell futures contracts without limit for hedging purposes and may purchase and sell such contracts for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures. Hedging is generally considered to be the use of futures to reduce the risk of a particular position in a security. For example, a portfolio manager might attempt to reduce the risk of investment in equity securities by hedging a portion of its equity portfolio through the use of stock index futures contracts. Subject to the limitation discussed above, futures may also be utilized by a portfolio for non-hedging uses, such as for investment purposes, to enhance income or to adjust its asset mix. An example of non-hedging use of futures would be if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds.


A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

OPTIONS ON FUTURES CONTRACTS

To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced, Flexible Managed, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may enter into certain transactions involving options on stock index futures contracts; the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond and Global Portfolios may enter into certain transactions involving options on interest rate futures contracts; and the Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global and Natural Resources Portfolios may enter into certain transactions involving options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will

                                31 - Series Fund
be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Stock Index and Small Capitalization Stock Portfolios intend to utilize options on stock index futures contracts by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. The other portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. All portfolios, except the Global Portfolio, participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Diversified Bond, Government Income and High Yield Bond Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any portfolio may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. The Diversified Bond, Government Income and High Yield Bond Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, will not obligate more than 30% of their net assets in connection with reverse repurchase agreements and dollar rolls. No other portfolio will obligate more than 10% of its net assets in connection with reverse repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to

                                32 - Series Fund
dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the Money Market Portfolio and short-term portions of the other portfolios may purchase money market securities on when-issued or delayed delivery basis on the terms set forth in the Appendix to this prospectus.

SHORT SALES

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed and High Yield Bond Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

SHORT SALES AGAINST THE BOX

All portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The Diversified Bond, Government Income and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps. For more information, see the statement of additional information.

LOANS OF PORTFOLIO SECURITIES


All of the portfolios except the Money Market Portfolio may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.


The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the

                                33 - Series Fund
existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.


No portfolio will lend securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.


                       INVESTMENT RESTRICTIONS APPLICABLE
                                TO THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote (as defined under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS on page 10) of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

For a detailed discussion of investment restrictions applicable to the Series Fund, see INVESTMENT RESTRICTIONS in the statement of additional information.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES


The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. The directors, in addition to reviewing the actions of the Series Fund's investment manager, decide upon matters of general policy. The Series Fund's officers conduct and supervise the daily business operations of the Series Fund.

Prudential, founded in 1875 under the laws of New Jersey, is subject to regulation by the Department of Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential is registered as an investment advisor under the Investment Advisers Act of 1940. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment advisor. Total assets under management as of December 31, 1997 were over $370.4 billion which includes over $251.6 billion owned by Prudential and approximately $118.8 billion of external assets under Prudential's management.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential are furnished, with respect to fourteen of the Series Fund's fifteen portfolios, by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC. The Agreement provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. Investment advisory services with respect to the Prudential Jennison Portfolio provided by Prudential are furnished by another wholly-owned subsidiary, Jennison, pursuant to an Investment Subadvisory Agreement between Prudential and Jennison. That Agreement provides that a portion of the fee received by Prudential for providing investment advisory services to the Prudential Jennison Portfolio will be paid to Jennison. PIC and Jennison are both registered as investment advisors under the Investment Advisers Act of 1940.


Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.


The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Money Market, Diversified Bond, Government Income, Equity Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the portfolios. The fee for the Conservative Balanced and the High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.60% of the average daily net assets of each of the portfolios. The fee for the Global Portfolio is equal


                                34 - Series Fund
to an annual rate of 0.75% of the average daily net assets of the portfolio. For further information about the expenses of the Series Fund, see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the statement of additional information.

                        PURCHASE AND REDEMPTION OF SHARES


Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to the Accounts to fund benefits payable under the Contracts. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Currently, Pruco Securities Corporation
("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Subject to Board approval, during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.


The Series Fund is required to redeem all full and fractional shares of the Series Fund for cash within 7 days of receipt of proper notice of redemption. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.


The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the NYSE is restricted as determined by the SEC or when such exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of a portfolio's securities or determination of the net asset value of each portfolio is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each portfolio.


                        DETERMINATION OF NET ASSET VALUE


The net asset value of the shares of each portfolio is determined once daily, as of 4:15 p.m. New York City time (12:00 noon New York City time in the case of the Money Market Portfolio) on each day during which the NYSE is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the NYSE closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time. The net asset value per share of each portfolio except the Money Market Portfolio is computed by adding the sum of the value of the securities held by that portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Expenses, including the investment management fee payable to Prudential, are accrued daily.


In determining the net asset value of the Diversified Bond, Government Income and High Yield Bond Portfolios, securities (other than debt obligations with remaining maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

The net asset value of shares of the Money Market Portfolio will normally remain at $10 per share, because the net investment income of this portfolio (including realized and unrealized gains and losses on portfolio holdings) will be declared as a dividend each time the portfolio's net income is determined, see DIVIDENDS, DISTRIBUTIONS, AND TAXES, page 36. If in the view of the Board of Directors of the Series Fund it is inadvisable to continue to maintain the net asset value of the Money Market Portfolio at $10 per share, the Board reserves the right to alter the procedure. The Series Fund will notify shareholders of any such alteration.

All short-term debt obligations in the Money Market Portfolio of 397 days' maturity or less are valued on an amortized cost basis. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the Money Market Portfolio may not purchase any security with a remaining

                                35 - Series Fund
maturity of more than 397 days and must maintain a dollar-weighted average of portfolio maturity of 90 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Board of Directors has established procedures to determine whether, on these occasions, if any should occur, the deviation might be enough to affect the value of shares in the portfolio by more than 1/2 of one percent, and, if it does, an appropriate adjustment will be made in the value of the obligations. The portfolio may only be invested in securities of high quality as described in detail in the Appendix to this prospectus.


The net asset value of the Conservative Balanced and Flexible Managed Portfolios (collectively, the "Balanced Portfolios"), Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios will be determined in the following manner. NASDAQ National Market System equity securities and securities for which the primary market is on an exchange are generally valued at the last sale price on such system or exchange on that day or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices on that day or at the bid price on such day in the absence of an asked price. Other over-the-counter equity securities are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker. Corporate bonds (other than convertible debt securities) and Government bonds held by the Balanced, Equity Income and Natural Resources Portfolios are valued on the same basis as securities in the Diversified Bond and High Yield Bond Portfolios, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.


In determining the net asset value of shares of Zero Coupon Bond Portfolios 2000 and 2005, securities (other than debt obligations with maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, Prudential will calculate the compounded annual yield that would result if all securities in the portfolio were held until the liquidation date or until their maturity dates, if earlier (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium payment of $10,000 is predicted to grow by the portfolio's liquidation date. Prudential will furnish both of these numbers on request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Series Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Series Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to the Accounts. The Series Fund intends to meet the requirements for treatment as a regulated investment company both on a portfolio-by-portfolio basis and for the Series Fund as a whole. The Series Fund's compliance with those requirements may prevent a portfolio from utilizing options and futures contracts as much as the portfolio manager might otherwise believe to be desirable.


The Series Fund intends to distribute as dividends substantially all the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio, other than the Money Market Portfolio and the Zero Coupon Bond Portfolios, will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the investment manager). Net investment income of the Money Market Portfolio consists of: (i) interest accrued and/or discount earned (including both original issue and market discount); (ii) plus or minus all realized and unrealized gains and losses; (iii) less the expenses of the portfolio (including the fees payable to the investment manager).


                                36 - Series Fund

The Internal Revenue Service has ruled that the owner of a zero coupon bond, for federal income tax purposes, realizes taxable interest each year equal to a portion of the difference between the face value of the zero coupon bond and its purchase price. For dividend purposes, the net investment income of each Zero Coupon Bond Portfolio will be equal to the sum of such taxable interest realized by such portfolio and the interest upon the interest-bearing securities less the estimated expenses of the portfolio. Therefore, each portfolio may be required to distribute more cash than it actually has received. Each portfolio will raise the cash necessary to make such distributions by selling securities or from interest income. This may require the portfolio to sell securities when it would not do so for investment reasons, and may cause the portfolio to realize additional gains. The Contract owner is not subject to federal or state income taxes on distributions from the Series Fund portfolios to the corresponding subaccounts.

Dividends on the Money Market Portfolio will be declared and reinvested daily in additional full and fractional shares of the portfolio. Shares will begin accruing dividends on the day following the date on which they are issued. Dividends from investment income of the other portfolios will normally be
declared   and   reinvested   in   additional   full   and   fractional   shares
quarter-annually.

The Series Fund will also declare and distribute annually all net realized capital gains of the Series Fund, other than short-term gains of the Money Market Portfolio, which are declared as dividends daily.

The Code generally imposes a 4% excise tax on a portion of the undistributed income of a regulated investment company if that company fails to distribute required percentages of its ordinary income and capital gain net income. The Series Fund intends to employ practices that will eliminate or minimize the imposition of this excise tax.

In addition, Section 817(h) of the Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after Contract owner funds are first allocated to the particular portfolio, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies. A third test is available for portfolios that underlie only variable life insurance contracts, such as the Zero Coupon Bond Portfolios. Under this test, such portfolios can be invested without limit in Treasury securities and, where the portfolio is invested in part in Treasury securities, the percentages of the first test are revised and applied to the portion of the portfolio not invested in Treasury securities.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer for purposes of determining whether a variable account is adequately diversified. The Series Fund's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.


Any portfolio investing in foreign securities may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the portfolio's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15%. While Contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the portfolio.


The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative actions.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK


The Series Fund was incorporated under Maryland law on November 15, 1982. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: Money Market Portfolio Capital Stock, Diversified Bond Portfolio Capital Stock, Government Income Portfolio Capital Stock, Zero Coupon Bond Portfolio 2000 Capital Stock, Zero Coupon Bond Portfolio 2005 Capital Stock, Conservative Balanced Portfolio Capital Stock, Flexible


                                37 - Series Fund

Managed Portfolio Capital Stock, High Yield Bond Portfolio Capital Stock, Stock Index Portfolio Capital Stock, Equity Income Portfolio Capital Stock, Equity Portfolio Capital Stock, Prudential Jennison Portfolio Capital Stock, Small Capitalization Stock Portfolio Capital Stock, Global Portfolio Capital Stock, Natural Resources Portfolio Capital Stock. The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable.


Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under PURCHASE AND REDEMPTION OF SHARES, page 35.


From time to time, Prudential has purchased Series Fund shares to provide initial capital for the Series Fund and to enable portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment were too small. Prudential will not redeem any of its shares until a portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held in the Accounts, which generally are voted in accordance with instructions of Contract owners.


VOTING RIGHTS


The voting rights of Contract owners, and limitations on those rights, are explained in the accompanying prospectus for the Contracts. Prudential and certain other insurers with separate accounts which invest in the Series Fund, as the owners of the assets in the Accounts, vote all of the shares of the Series Fund, but they will generally do so in accordance with the instructions of Contract owners pursuant to the current SEC requirements and staff interpretations regarding pass-through voting. Under certain circumstances, however, Prudential and/or the other insurers with separate accounts which invest in the Series Fund may disregard voting instructions received from Contract owners. The Series Fund does not hold annual meetings of shareholders in any year in which it is not required to do so either under Maryland law or the Investment Company Act of 1940. For additional information describing how the Companies will vote the shares of the Series Fund, see VOTING RIGHTS in the accompanying prospectus for the Contracts.


MONITORING FOR POSSIBLE CONFLICT


As stated above, Series Fund shares will be sold to separate accounts of Prudential and certain other insurers to fund both variable life insurance and variable annuity contracts. The Board of Directors of the Series Fund intends to monitor events for the existence of any material conflict between the interests of variable life insurance and variable annuity contract owners. Prudential and/or the other insurers with separate accounts which invest in the Series Fund have agreed to be responsible for reporting any potential or existing conflicts to the Board of Directors. Moreover, they have agreed to be responsible, at their cost, to remedy any material irreconcilable conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable life insurance and variable annuity contracts.


PERIODIC REPORTS

The Series Fund will send each shareholder, at least annually, statements showing as of a specified date the number of shares in each portfolio credited to the shareholder. The Series Fund will also send Contract owners annual and semi-annual reports showing the financial condition of the portfolios and the investments held in each. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus. The annual report may take the form of an updated copy of this prospectus and its accompanying statement of additional information.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the portfolio. The Money Market, Diversified Bond, High Yield Bond, Government Income, and Zero Coupon Bond Portfolios, on the other hand, will not normally incur any brokerage commissions. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                                38 - Series Fund

Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is included in the statement of additional information.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

YEAR 2000

The services provided to the Series Fund and its shareholders by Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Series Fund, Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, have advised the Series Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.


ADDITIONAL INFORMATION


This prospectus and the statement of additional information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fees prescribed by the SEC.


For further information, shareholders may also contact the Series Fund's office, the address and phone number of which are set forth on the cover of this prospectus.

                                39 - Series Fund

                                                                        APPENDIX

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.


3. Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Ratings Services ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment advisor under the supervision of the Series Fund's Board of Directors. Any guarantee relied upon by the Money Market Portfolio to comply with the credit quality, maturity or liquidity requirements of Investment Company Act Rule 2a-7 must comply with the rating requirements above unless excepted by the Rule.


As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign

                                A1 - Series Fund
issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards, and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan" including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described on page 32 of the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the Diversified Bond, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities

                                A2 - Series Fund
which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board. Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that a NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                A3 - Series Fund

THE PRUDENTIAL
SERIES FUND, INC.


[GRAPHIC OMITTED]

           THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
           751 Broad Street, Newark, NJ 07102-3777
           Telephone (800) 437-4016

                              PRUvider(SM) Variable
                          Appreciable Life(R) Insurance

                                   PROSPECTUS

                        The Pruco Life PRUvider Variable
                             Appreciable Account and
                        The Prudential Series Fund, Inc.

                                   May 1, 1998








                          PRUCO LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 1998

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT


PRUVIDER (SM)
VARIABLE APPRECIABLE LIFE (R)
INSURANCE CONTRACT

This prospectus describes a variable life insurance contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life calls this contract its PRUVIDER(sm) Variable APPRECIABLE LIFE(R) Insurance Contract* (the "Contract"). The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). The Contract also generally provides a cash surrender value which does not have a guaranteed minimum amount.

The assets held for the purpose of paying benefits under these and other similar contracts are segregated from the other assets of Pruco Life and are invested in one or both of the current subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account (from now on, the "Account"). In this case, the assets will be invested in the corresponding portfolio of The Prudential Series Fund, Inc. (from now on, the "Series Fund"). The two portfolios of the Series Fund currently available to Contract owners are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. The contract owner may also choose to have the assets invested in a FIXED-RATE OPTION. This prospectus describes the Contract generally, the Pruco Life PRUVIDER Variable Appreciable Account and the securities issued by the Series Fund.

Although it is advantageous to the purchaser to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often, purchasers have flexibility as to when and in what amounts they pay premiums.

Before you sign an application to purchase this life insurance contract, you should read this prospectus with care and have any questions you may have answered by your Pruco Life representative. If you do purchase the Contract, you should retain this prospectus for future reference, together with the Contract itself that you will receive.

Additional information about the contract and the Series Fund is set forth in a separate Statement of Additional Information which is incorporated by reference into this prospectus. It is available without charge upon request to the Pruco Life Insurance Company at the address shown below.

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, SUPPLEMENTING THE EXISTING POLICY BY PURCHASING ADDITIONAL INSURANCE OR A NEW POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992

                            Telephone: (800) 437-4016


*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.

                                TABLE OF CONTENTS

                                                                            PAGE

INTRODUCTION AND SUMMARY.......................................................1
         BRIEF DESCRIPTION OF THE CONTRACT.....................................1
         BALANCED PORTFOLIOS...................................................3
                  CONSERVATIVE BALANCED PORTFOLIO..............................3
                  FLEXIBLE MANAGED PORTFOLIO...................................4
         FIXED-RATE OPTION.....................................................4
         TRANSFERS BETWEEN INVESTMENT OPTIONS..................................4
         THE SCHEDULED PREMIUM.................................................4
         PAYMENT OF HIGHER PREMIUMS............................................4
         CONTRACT LOANS........................................................4
         PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS................4

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE SERIES FUND......................5

PORTFOLIO RATES OF RETURN......................................................7

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED
  PREMIUMS.....................................................................8

GENERAL INFORMATION ABOUT PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
         AND THE FIXED RATE OPTION.............................................9
         PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT......................9
         THE FIXED-RATE OPTION.................................................9

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..........................10
         REQUIREMENTS FOR ISSUANCE OF A CONTRACT..............................10
         SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK".........................10
         CONTRACT FEES AND CHARGES............................................10
                  Deductions from Premiums....................................10
                  Deductions from Portfolios..................................10
                  Monthly Deductions from Contract Fund.......................11
                  Daily Deduction from the Contract Fund......................12
                  Surrender or Withdrawal Charges.............................12
                  Transaction Charges.........................................13
         CONTRACT DATE........................................................13
         PREMIUMS ............................................................13
         ALLOCATION OF PREMIUMS...............................................14
         TRANSFERS............................................................14
         HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE.............15
         HOW A CONTRACT'S DEATH BENEFIT WILL VARY.............................15
         CONTRACT LOANS.......................................................16
         SURRENDER OF A CONTRACT..............................................16
         LAPSE AND REINSTATEMENT..............................................17
                  Fixed Extended Term Insurance...............................17
                  Fixed Reduced Paid-Up Insurance.............................17
                  Variable Reduced Paid-Up Insurance..........................17
                  What Happens If No Request Is Made?.........................17
         PAID-UP INSURANCE OPTION.............................................17
         WHEN PROCEEDS ARE PAID...............................................18
         LIVING NEEDS BENEFIT.................................................18
                  Terminal Illness Option.....................................18
                  Nursing Home Option.........................................18
         VOTING RIGHTS........................................................19
         REPORTS TO CONTRACT OWNERS...........................................19
         TAX TREATMENT OF CONTRACT BENEFITS...................................20
                  Treatment as Life Insurance.................................20
                  Pre-Death Distributions.....................................20
                  Other Tax Consequences......................................20
                  Withholding.................................................20
         OTHER CONTRACT PROVISIONS............................................21

FURTHER INFORMATION ABOUT THE SERIES FUND.....................................21

                                                                            PAGE

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS..........................21
         BALANCED PORTFOLIOS..................................................21
                  Conservative Balanced Portfolio.............................21
                  Flexible Managed Portfolio..................................22
         FOREIGN SECURITIES...................................................24
         RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES
         RATED BELOW INVESTMENT GRADE.........................................24
         OPTIONS, FUTURES CONTRACTS AND SWAPS.................................25
         SHORT SALES..........................................................25
         REPURCHASE AGREEMENTS................................................25
         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.......................26
         LOANS OF PORTFOLIO SECURITIES........................................26

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS..........................26

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES...............................26
         PORTFOLIO BROKERAGE AND RELATED PRACTICES............................27

STATE REGULATION..............................................................27

EXPERTS  .....................................................................27

LITIGATION....................................................................28

YEAR 2000 COMPLIANCE..........................................................28

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............28

ADDITIONAL INFORMATION........................................................30

FINANCIAL STATEMENTS..........................................................30

FINANCIAL STATEMENTS OF THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT..A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND
  SUBSIDIARIES................................................................B1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

                            INTRODUCTION AND SUMMARY

This section provides only an overview of the more significant provisions of the Contract. It omits details which are provided in the rest of this prospectus, as well as in a Statement of Additional Information which is available to you upon request without charge. A description of the contents of that Statement of Additional Information is on page 28.

As you read this prospectus you should keep in mind that you are considering the purchase of a life insurance contract. Because it is VARIABLE LIFE INSURANCE - and variable life insurance has significant investment aspects and requires you to make investment decisions - it is also a "security." That is why you have been given this prospectus. Securities which are offered to the public must be registered with the Securities and Exchange Commission ("SEC"), and the prospectus that is a part of the registration statement must be given to all prospective buyers. But because a substantial part of your premium pays for life insurance that will pay to your beneficiary, in the event of your death, an amount far exceeding your total premium payments, you should not buy this contract unless a major reason for the purchase is to provide life insurance protection. Because the contract provides whole-life or permanent insurance, it also serves a second important objective. It can be expected to provide an increasing cash surrender value that can be used during your lifetime.

BRIEF DESCRIPTION OF THE CONTRACT

The PRUVIDER Variable APPRECIABLE LIFE Contract (referred to from now on as the "Contract") is issued and sold by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.

Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by the Company's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Company policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of the Company as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Should Prudential convert to a stock company, the allocation of stock, cash or other benefits to policyholders and Contract owners would be made in accordance with procedures set forth in the plan of demutualization. In recent demutualizations, policyholders and contract owners of the converting mutual insurer have been eligible to receive consideration while policyholders and contract owners of the insurer's stock subsidiaries have not. It has not yet been determined whether any exceptions to that general approach will be made with respect to policyholders and Contract owners of Prudential's subsidiaries, including the Pruco Life insurance companies.

As of December 31, 1997, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may from time to time make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.

The Contract is a form of flexible premium variable life insurance. It is built around a Contract Fund, the amount of which changes every business day. That amount represents the value of your Contract on that day although you will have to pay a surrender charge if you decide to surrender the Contract during the first ten Contract years.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life has established the Pruco Life PRUVIDER Variable Appreciable Account (the "Account") under Arizona law as a separate investment account whose assets are segregated from all other assets of Pruco Life. Whenever you pay a premium, Pruco Life first deducts certain charges (described below) and, unless you decide otherwise puts the remainder - often called the "net premium" - into the Account, where it is combined with the net premiums from all other contracts like this one. The money in the Account, including your Contract Fund, is then invested in the following way. The Account is divided into 2 subaccounts and you must decide which one[s] will hold the assets of your Contract Fund. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. Those two portfolios -- called the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

Because the assets that relate to the Contract may be invested in these variable investment options, the Contract offers an opportunity for your cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit whole-life insurance. You, however, must accept the risk that if investment performance is unfavorable the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value. If you prefer to avoid this risk you may elect to allocate part or all of the net premiums in a fixed-rate option under which a stated interest rate is credited to the amount of your Contract Fund allocated to that option. See THE FIXED-RATE OPTION, page 9.

Pruco Life deducts certain charges from each premium payment and from the amounts held in the designated investment options. In addition, Pruco Life makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CONTRACT FEES AND CHARGES on page 10. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:

          ------------------------------------------------------------
                                 PREMIUM PAYMENT
          ------------------------------------------------------------
                                       |
                ---------------------------------------------
                o    less charge for taxes attributable
                     to premiums
                o    less $2 processing fee
                ---------------------------------------------
                                       |
     ---------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

          o    To be invested in one or a combination of:
               o  The Conservative Balanced Portfolio
               o  The Flexible Managed Portfolio
               o  The Fixed-Rate Option
     ---------------------------------------------------------------------

     ---------------------------------------------------------------------
                                  DAILY CHARGES

     o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of the subaccounts for mortality and expense risks.

     o Management fees and expenses are deducted from the assets of the Series Fund. See DEDUCTIONS FROM PORTFOLIOS, page 10.

     ---------------------------------------------------------------------
                                       |
     ---------------------------------------------------------------------
                                 MONTHLY CHARGES

     o A sales charge is deducted from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

     o The Contract Fund is reduced by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

     o The Contract Fund is reduced by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

     o A charge for anticipated mortality is deducted, with the maximum charge based on the non-smoker/smoker 1980 CSO Tables.

     o If the Contract includes riders, a deduction from the Contract Fund will be made for charges applicable to those riders; a deduction will also be made if the rating class of the insured results in an extra charge.
     ---------------------------------------------------------------------

     ---------------------------------------------------------------------
                           POSSIBLE ADDITIONAL CHARGES

     o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred sales charge is assessed; the maximum contingent deferred sales charge during the first 5 years is 50% of the first year's primary annual premium but this charge is both subject to other important limitations and reduced for Contracts that have been in force for more than 5 years.

     o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred administrative charge is assessed; during the first 5 years, this charge equals $5 per $1,000 of face amount and it begins to decline uniformly after the fifth Contract year so that it disappears on the tenth Contract anniversary.

     o An administrative processing charge of up to $15 will be made in connection with each withdrawal of excess cash surrender value.

     ---------------------------------------------------------------------

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend and have the financial capability to keep it in force for a substantial period.

When you first buy the Contract you give instructions to Pruco Life as to what combination of the three investment options you wish your Contract Fund invested. Thereafter you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 21 of this prospectus, and of the fixed-rate option are as follows:

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total investment return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

FIXED-RATE OPTION

Guarantee against loss of principal plus income at a rate which may change at yearly intervals, but will never be lower than an effective annual rate of 4%.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may at any time change the instructions for the allocation of your premiums to the various investment options. You may also transfer amounts held in one option to another. There are restrictions upon transfers out of the fixed-rate option which under certain circumstances Pruco Life may waive.

THE SCHEDULED PREMIUM

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life guarantees that, if the Scheduled Premiums are paid when due (or if missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. The Contract will not lapse even if investment experience is unexpectedly so unfavorable that the Contract Fund value drops to below zero.

The amount of the scheduled premium depends on the Contract's face amount, the insured's sex (except where unisex rates apply) and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 20. The scheduled premium will not be increased (except to reflect changes in the rate for taxes attributable to premiums). See PREMIUMS, page 13.

PAYMENT OF HIGHER PREMIUMS

The payment of premiums in excess of Scheduled Premiums may cause the Contract to be classified as a Modified Endowment Contract. See PREMIUMS, page 13 and TAX TREATMENT OF CONTRACT BENEFITS, page 20.

CONTRACT LOANS

The Contract permits the owner to borrow up to 90% of the amount of the cash surrender value (100% of the portion allocated to the fixed-rate option) on favorable terms. See CONTRACT LOANS, page 16. When a loan is made, the amount held under the investment options described above is reduced, proportionately, by the amount of the loan.

PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS

Pruco Life's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life. However, it differs in two important ways. First, Pruco Life guarantees that if the Scheduled Premiums are paid when due or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and the face amount of insurance will be paid upon the death of the insured even if, because of unfavorable investment experience, the Contract Fund value should drop to below zero. Second, if all premiums are not paid when due (or made up), the Contract will not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract - an amount that increases each year and in later years becomes quite high; it is called the "Tabular Contract Fund." The Contract lapses when the Contract Fund falls to below this stated amount, rather than when it drops to zero. Thus, when a PRUVIDER Variable APPRECIABLE LIFE Contract lapses, it may still have considerable value and you will, therefore, have a substantial incentive to reinstate it, as well as an opportunity to make a considered decision whether to do so or to take, in one form or another, the cash surrender value. In effect, Pruco Life provides an early and timely warning against the imprudent use of the flexibility provided by the Contract.

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. That description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Series Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.

                    FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF
                                 THE SERIES FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the 2 available portfolios of the Series Fund for each year, beginning with the year after the Series Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)
The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                              CONSERVATIVE BALANCED
                    ----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                    ----------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)    1992(a)    1991(a)    1990(a)   1989(a)   1988(a)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   15.52  $   15.31  $   14.10  $  14.91    $  14.24  $   14.32  $   13.06  $   13.36  $  12.30  $  11.89
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment
  income..........       0.76       0.66       0.63     -0.53        0.49       0.56       0.69       0.82      0.89      0.77
Net realized and
  unrealized gains
  (losses) on
  investments.....       1.26       1.24       1.78     (0.68)       1.23       0.41       1.74      (0.14)     1.15      0.43
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
    Total from
      investment
     operations...       2.02       1.90       2.41     (0.15)       1.72       0.97       2.43       0.68      2.04      1.20
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.76)     (0.66)     (0.64)    (0.51)      (0.47)     (0.54)     (0.67)     (0.81)    (0.89)    (0.79)
Distributions from
  net realized
  gains...........      (1.81)     (1.03)     (0.56)    (0.15)      (0.58)     (0.51)     (0.50)     (0.17)    (0.09)       --
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
    Total
    distributions.      (2.57)     (1.69)     (1.20)    (0.66)      (1.05)     (1.05)     (1.17)     (0.98)    (0.98)    (0.79)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
Net Asset Value,
  end of year.....  $   14.97  $   15.52  $   15.31  $  14.10    $  14.91  $   14.24  $   14.32  $   13.06  $  13.36  $  12.30
                    =========  =========  =========  ========    ========  =========  =========  =========  ========  ========
TOTAL INVESTMENT
  RETURN(b).......      13.45%     12.63%     17.27%    (0.97)%     12.20%      6.95%     19.07%      5.27%    16.99%    10.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (in
  millions).......  $ 4,744.2  $ 4,478.8  $ 3,940.8  $3,501.1    $3,103.2  $ 2,114.0  $ 1,500.0  $ 1,100.2  $  976.0  $  815.6
Ratios to average
  net assets:
  Expenses........       0.56%      0.59%      0.58%     0.61%       0.60%      0.62%      0.63%      0.65%     0.64%     0.65%
  Net investment
    income........       4.48%      4.13%      4.19%     3.61%       3.22%      3.88%      4.89%      6.21%     6.81%     6.22%
Portfolio turnover
  rate............        295%       295%       201%      125%         79%        62%       115%        44%      154%      111%
Average commission
  rate paid per
  share...........    $0.0563    $0.0554        N/A       N/A         N/A        N/A        N/A        N/A       N/A       N/A

                                                                  FLEXIBLE MANAGED
                    ------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,
                    ------------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)    1992(a)    1991(a)    1990(a)    1989(a)    1988(a)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   17.79  $   17.86  $   15.50  $  16.96    $  16.01  $   16.29  $   14.00  $   14.45  $   13.12  $   12.33
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment
  income..........       0.59       0.57       0.56      0.47        0.57       0.58       0.65       0.72       0.82       0.72
Net realized and
  unrealized gains
  (losses) on
  investments.....       2.52       1.79       3.15     (1.02)       1.88       0.61       2.81      (0.47)      1.99       0.84
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
    Total from
      investment
      operations..       3.11       2.36       3.71     (0.55)       2.45       1.19       3.46       0.25       2.81       1.56
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.58)     (0.58)     (0.56)    (0.45)      (0.57)     (0.56)     (0.66)     (0.70)     (0.81)     (0.77)
Distributions from
  net realized
  gains...........      (3.04)     (1.85)     (0.79)    (0.46)      (0.93)     (0.91)     (0.51)        --      (0.67)        --
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
    Total
    distributions.      (3.62)     (2.43)     (1.35)    (0.91)      (1.50)     (1.47)     (1.17)     (0.70)     (1.48)     (0.77)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
  end of year.....  $   17.28  $   17.79  $   17.86  $  15.50    $  16.96  $   16.01  $   16.29  $   14.00  $   14.45  $   13.12
                    =========  =========  =========  ========    ========  =========  =========  =========  =========  =========
TOTAL INVESTMENT
  RETURN(b).......      17.96%     13.64%     24.13%    (3.16)%     15.58%      7.61%     25.43%      1.91%     21.77%     12.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (in
  millions).......   $5,490.1   $4,896.9   $4,261.2  $3,481.5    $3,292.2   $2,435.6   $1,990.7   $1,507.8   $1,386.5   $1,103.9
Ratios to average
  net assets:
  Expenses........       0.62%      0.64%      0.63%     0.66%       0.66%      0.67%      0.67%      0.69%      0.69%      0.70%
  Net investment
    income........       3.02%      3.07%      3.30%     2.90%       3.30%      3.63%      4.23%      5.13%      5.66%      5.52%
Portfolio turnover
  rate............        227%       233%       173%      124%         63%        59%        93%        52%       141%       128%
Average commission
  rate paid per
  share...........    $0.0569    $0.0563        N/A       N/A         N/A        N/A        N/A        N/A        N/A        N/A

(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                            PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1997, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1997. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS    INCEPTION TO
                              INCEPTION    YEAR ENDED      ENDED        ENDED         DATE
        PORTFOLIO               DATE        12/31/97     12/31/97     12/31/97      12/31/97
--------------------------  -------------  -----------  -----------  -----------  -------------
CONSERVATIVE BALANCED              5/83         13.45%       10.74%       11.15%        10.80%
FLEXIBLE MANAGED                   5/83         17.96%       13.25%       13.41%        12.18%

             ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS
                            AND ACCUMULATED PREMIUMS

The following tables have been prepared to help show how values under the Contract change with investment performance of the Account. The tables assume that no portion of the Contract Fund is allocated to the fixed-rate option. The tables illustrate how cash surrender values (reflecting the deduction of deferred sales load and administrative charges, if any) and death benefits of Contracts issued on an insured of a given age would vary over time if the gross investment return on the assets held in the selected Series Fund portfolios were a uniform, after tax, annual rate of 0%, 4%, 8%, and 12% and minimum scheduled premiums were paid. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 4%, 8%, and 12% but fluctuated over and under those averages throughout the years.

The death benefits and cash surrender values shown in the first two tables on pages T1 and T2 reflect Pruco Life's current charges. The values shown in these tables are calculated upon the assumption that Pruco Life will continue to use the administrative charges and mortality rates that it is currently using, even though it is permitted under the Contract to use higher administrative charges and the higher mortality charges specified in the 1980 CSO Table. While Pruco Life does not currently intend to withdraw or modify these reductions in charges, it reserves the right to do so.

The death benefits and cash surrender values shown in the next two tables on pages T3 and T4 are calculated upon the assumption that the maximum administrative charges allowable under the Contract and the maximum mortality charges specified by the 1980 CSO Table are made throughout the life of the Contract; they do not reflect Pruco Life's current practice of reducing the administrative and mortality charges.

The amounts shown for the death benefit and cash surrender value as of each Contract year reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.59% and also reflect the daily charge to the Account for assuming mortality and expense risks, which is equivalent to an effective annual rate of 0.9%. The 0.59% figure is based on an average of the current management fees of the two available portfolios and an analysis of historical operating expenses other than management fees, taking into account any applicable expense offsets. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.59%, will vary from year to year, and will depend on how the Contract Fund is allocated. Based on the above assumptions, gross annual rates of return of 0%, 4%, 8%, and 12% correspond in the tables to approximate net annual rates of return of -1.49%, 2.51%, 6.51%, and 10.51%, respectively. The tables reflect the fact that no charges for federal or state income taxes are currently made against the Account (other than "taxes attributable to premiums"). If such a charge is made in the future, it will take higher gross rates of return to produce the same net after-tax returns. The tables assume that the insured is in the preferred rating class, and the charge for federal, state and local taxes attributable to premiums is 3.25%.

Upon request, Pruco Life will furnish a comparable hypothetical illustration based on the proposed insured's age and sex (except where unisex rates apply) and on the face amount or premium amount requested. The illustrations can be prepared upon the assumptions that the insured is in the preferred or standard rating class or in a different risk classification, and can assume that annual, semi-annual, quarterly or monthly premiums are paid.



                                                            ILLUSTRATIONS
                                                            -------------

                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                   $5,000 GUARANTEED DEATH BENEFIT
                                                     $173.70 ANNUAL PREMIUM (1)
                                                  USING CURRENT CONTRACTUAL CHARGES

                                          DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                          ----------------------------------------------------  ----------------------------------------------------
                                 ASSUMING HYPOTHETICAL GROSS (AND NET)                 ASSUMING HYPOTHETICAL GROSS (AND NET)
             PREMIUMS                 ANNUAL INVESTMENT RETURN OF                          ANNUAL INVESTMENT RETURN OF
  END OF   ACCUMULATED    ----------------------------------------------------  ----------------------------------------------------
  POLICY  AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS      0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR     PER YEAR      (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)  (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------
     1        $   181         $5,003       $5,007      $ 5,011       $ 5,016        $  0         $    0      $     2       $     6
     2        $   369         $5,002       $5,013      $ 5,025       $ 5,036        $ 48         $   59      $    70       $    82
     3        $   564         $5,000       $5,019      $ 5,040       $ 5,063        $101         $  121      $   142       $   165
     4        $   767         $5,000       $5,024      $ 5,058       $ 5,096        $154         $  185      $   219       $   257
     5        $   978         $5,000       $5,028      $ 5,079       $ 5,136        $205         $  249      $   300       $   357
     6        $ 1,198         $5,000       $5,034      $ 5,105       $ 5,187        $268         $  330      $   401       $   483
     7        $ 1,427         $5,000       $5,039      $ 5,134       $ 5,248        $331         $  411      $   507       $   620
     8        $ 1,665         $5,000       $5,043      $ 5,167       $ 5,320        $392         $  494      $   618       $   771
     9        $ 1,912         $5,000       $5,047      $ 5,205       $ 5,404        $452         $  578      $   736       $   935
    10        $ 2,169         $5,000       $5,050      $ 5,248       $ 5,503        $511         $  663      $   861       $ 1,116
    15        $ 3,617         $5,000       $5,058      $ 5,544       $ 6,271        $721         $1,047      $ 1,532       $ 2,259
    20        $ 5,379         $5,000       $5,048      $ 6,027       $ 9,117        $882         $1,457      $ 2,436       $ 4,122
    25        $ 7,523         $5,000       $5,016      $ 6,983       $13,550        $970         $1,882      $ 3,643       $ 7,069
30 (Age 65)   $10,132         $5,000       $5,000      $ 8,747       $19,608        $940         $2,304      $ 5,202       $11,661
    35        $13,305         $5,000       $5,000      $10,721       $27,975        $700         $2,696      $ 7,157       $18,678
    40        $17,166         $5,000       $5,000      $12,973       $39,652        $ 52         $3,019      $ 9,560       $29,220
    45        $21,864         $5,000       $5,000      $15,607       $56,163        $  0         $3,189      $12,446       $44,788

 (1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

 (2) Assumes no Contract loan has been made.


  THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.









                                       T1


                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                  $20,000 GUARANTEED DEATH BENEFIT
                                                     $390.90 ANNUAL PREMIUM (1)
                                                  USING CURRENT CONTRACTUAL CHARGES
                                          DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                          ----------------------------------------------------  ----------------------------------------------------
                                 ASSUMING HYPOTHETICAL GROSS (AND NET)                 ASSUMING HYPOTHETICAL GROSS (AND NET)
             PREMIUMS                 ANNUAL INVESTMENT RETURN OF                          ANNUAL INVESTMENT RETURN OF
  END OF   ACCUMULATED    ----------------------------------------------------  ----------------------------------------------------
  POLICY  AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS      0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR     PER YEAR      (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)  (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------
     1        $   407        $20,012      $20,024      $20,036      $ 20,048        $   39      $    50      $    62      $     74
     2        $   829        $20,013      $20,046      $20,080      $ 20,115        $  243      $   276      $   310      $    345
     3        $ 1,269        $20,002      $20,065      $20,133      $ 20,204        $  442      $   506      $   573      $    644
     4        $ 1,726        $20,000      $20,082      $20,195      $ 20,317        $  636      $   739      $   852      $    974
     5        $ 2,202        $20,000      $20,095      $20,266      $ 20,457        $  833      $   986      $ 1,157      $  1,347
     6        $ 2,697        $20,000      $20,112      $20,357      $ 20,636        $1,084      $ 1,296      $ 1,540      $  1,820
     7        $ 3,211        $20,000      $20,128      $20,461      $ 20,853        $1,335      $ 1,617      $ 1,950      $  2,342
     8        $ 3,746        $20,000      $20,141      $20,579      $ 21,111        $1,582      $ 1,944      $ 2,383      $  2,914
     9        $ 4,302        $20,000      $20,152      $20,715      $ 21,416        $1,824      $ 2,276      $ 2,839      $  3,539
    10        $ 4,881        $20,000      $20,160      $20,867      $ 21,773        $2,060      $ 2,612      $ 3,319      $  4,225
    15        $ 8,140        $20,000      $20,164      $21,949      $ 24,589        $2,900      $ 4,119      $ 5,903      $  8,544
    20        $12,106        $20,000      $20,092      $23,738      $ 34,499        $3,549      $ 5,730      $ 9,376      $ 15,597
    25        $16,931        $20,000      $20,000      $26,860      $ 51,316        $3,900      $ 7,391      $14,013      $ 26,771
30 (Age 65)   $22,801        $20,000      $20,000      $33,679      $ 74,293        $3,775      $ 9,031      $20,028      $ 44,181
    35        $29,942        $20,000      $20,000      $41,307      $106,029        $2,801      $10,514      $27,578      $ 70,789
    40        $38,631        $20,000      $20,000      $50,014      $150,318        $  181      $11,630      $36,856      $110,771
    45        $49,203        $20,000      $20,000      $60,199      $212,938        $    0      $11,934      $48,007      $169,812

 (1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

 (2) Assumes no Contract loan has been made.


  THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.












                                       T2


                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                   $5,000 GUARANTEED DEATH BENEFIT
                                                     $173.70 ANNUAL PREMIUM (1)
                                                  USING MAXIMUM CONTRACTUAL CHARGES

                                          DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                          ----------------------------------------------------  ----------------------------------------------------
                                 ASSUMING HYPOTHETICAL GROSS (AND NET)                 ASSUMING HYPOTHETICAL GROSS (AND NET)
             PREMIUMS                 ANNUAL INVESTMENT RETURN OF                          ANNUAL INVESTMENT RETURN OF
  END OF   ACCUMULATED    ----------------------------------------------------  ----------------------------------------------------
  POLICY  AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS      0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR     PER YEAR      (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)  (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------

     1        $   181         $5,000       $5,000      $ 5,004       $ 5,009          $  0       $    0       $    0       $     0
     2        $   369         $5,000       $5,000      $ 5,010       $ 5,022          $ 35       $   45       $   56       $    67
     3        $   564         $5,000       $5,000      $ 5,018       $ 5,040          $ 82       $  101       $  120       $   142
     4        $   767         $5,000       $5,000      $ 5,028       $ 5,063          $128       $  157       $  189       $   224
     5        $   978         $5,000       $5,000      $ 5,040       $ 5,093          $172       $  214       $  261       $   314
     6        $ 1,198         $5,000       $5,000      $ 5,054       $ 5,130          $228       $  285       $  350       $   426
     7        $ 1,427         $5,000       $5,000      $ 5,071       $ 5,174          $283       $  356       $  443       $   547
     8        $ 1,665         $5,000       $5,000      $ 5,090       $ 5,228          $336       $  428       $  541       $   679
     9        $ 1,912         $5,000       $5,000      $ 5,112       $ 5,291          $388       $  501       $  643       $   822
    10        $ 2,169         $5,000       $5,000      $ 5,137       $ 5,366          $439       $  574       $  750       $   979
    15        $ 3,617         $5,000       $5,000      $ 5,320       $ 5,954          $603       $  887       $1,309       $ 1,942
    20        $ 5,379         $5,000       $5,000      $ 5,627       $ 7,702          $713       $1,205       $2,037       $ 3,482
    25        $ 7,523         $5,000       $5,000      $ 6,110       $11,242          $742       $1,503       $2,975       $ 5,865
30 (Age 65)   $10,132         $5,000       $5,000      $ 7,022       $15,936          $635       $1,744       $4,176       $ 9,477
    35        $13,305         $5,000       $5,000      $ 8,452       $22,224          $284       $1,853       $5,643       $14,837
    40        $17,166         $5,000       $5,000      $10,014       $30,713          $  0       $1,672       $7,379       $22,633
    45        $21,864         $5,000       $5,000      $11,750       $42,268          $  0       $  767       $9,370       $33,708

 (1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

 (2) Assumes no Contract loan has been made.


  THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.












                                       T3


                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                  $20,000 GUARANTEED DEATH BENEFIT
                                                     $390.90 ANNUAL PREMIUM (1)
                                                  USING MAXIMUM CONTRACTUAL CHARGES

                                          DEATH BENEFIT (2)                                     CASH SURRENDER VALUE (2)
                          ----------------------------------------------------  ----------------------------------------------------
                                 ASSUMING HYPOTHETICAL GROSS (AND NET)                 ASSUMING HYPOTHETICAL GROSS (AND NET)
             PREMIUMS                 ANNUAL INVESTMENT RETURN OF                          ANNUAL INVESTMENT RETURN OF
  END OF   ACCUMULATED    ----------------------------------------------------  ----------------------------------------------------
  POLICY  AT 4% INTEREST    0% GROSS     4% GROSS     8% GROSS     12% GROSS      0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR     PER YEAR      (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)  (-1.49% NET)  (2.51% NET)  (6.51% NET)  (10.51% NET)
  ------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------

     1        $   407        $20,000      $20,000      $20,009      $ 20,020        $   12       $   24      $    35      $     46
     2        $   829        $20,000      $20,000      $20,024      $ 20,057        $  191       $  222      $   253      $    286
     3        $ 1,269        $20,000      $20,000      $20,045      $ 20,111        $  364       $  423      $   485      $    551
     4        $ 1,726        $20,000      $20,000      $20,074      $ 20,186        $  533       $  628      $   731      $    843
     5        $ 2,202        $20,000      $20,000      $20,110      $ 20,284        $  705       $  844      $ 1,000      $  1,174
     6        $ 2,697        $20,000      $20,000      $20,154      $ 20,408        $  925       $1,117      $ 1,338      $  1,591
     7        $ 3,211        $20,000      $20,000      $20,208      $ 20,561        $1,145       $1,398      $ 1,697      $  2,050
     8        $ 3,746        $20,000      $20,000      $20,271      $ 20,746        $1,360       $1,683      $ 2,074      $  2,549
     9        $ 4,302        $20,000      $20,000      $20,345      $ 20,968        $1,569       $1,970      $ 2,469      $  3,092
    10        $ 4,881        $20,000      $20,000      $20,431      $ 21,232        $1,772       $2,260      $ 2,883      $  3,683
    15        $ 8,140        $20,000      $20,000      $21,070      $ 23,346        $2,433       $3,487      $ 5,024      $  7,300
    20        $12,106        $20,000      $20,000      $22,169      $ 28,945        $2,881       $4,725      $ 7,807      $ 13,086
    25        $16,931        $20,000      $20,000      $23,925      $ 42,300        $2,994       $5,874      $11,387      $ 22,068
30 (Age 65)   $22,801        $20,000      $20,000      $26,854      $ 60,009        $2,566       $6,774      $15,970      $ 35,686
    35        $29,942        $20,000      $20,000      $32,365      $ 83,731        $1,153       $7,105      $21,608      $ 55,902
    40        $38,631        $20,000      $20,000      $38,386      $115,758        $    0       $6,187      $28,287      $ 85,303
    45        $49,203        $20,000      $20,000      $45,078      $159,345        $    0       $2,146      $35,948      $127,073

 (1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

 (2) Assumes no Contract loan has been made.


  THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.












                                       T4

                            GENERAL INFORMATION ABOUT
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
                            AND THE FIXED RATE OPTION

PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

Pruco Life PRUVIDER Variable Appreciable Account was established on July 10, 1992 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the SEC under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE FIXED-RATE OPTION

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, subject Pruco Life and its directors to civil liability if that results in any damage.

As explained earlier, you may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to the fixed-rate option, and the amount so allocated or transferred becomes part of The Pruco Life's general assets. Sometimes this is referred to as Pruco Life's general account, which consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life declares periodically. This rate may not be less than an effective annual rate of 4%. Currently, declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year. See CONTRACT DATE, page 13. Thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life reserves the right to change this practice. Pruco Life is not obligated to credit interest at a higher rate than 4%, although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.

Transfers from the fixed-rate option are subject to strict limits. (See TRANSFERS, page 14). The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to 6 months (see WHEN PROCEEDS ARE PAID, page 18).

                      DETAILED INFORMATION FOR PROSPECTIVE
                                 CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Generally, the minimum initial guaranteed death benefit that can be applied for is $5,000 and the maximum that can be applied for is $25,000. For proposed insureds 21 years of age or younger, the minimum initial guaranteed death benefit that can be applied for is $10,000. The Contract may generally be issued on insureds below the age of 76. Before issuing any Contract, Pruco Life requires evidence of insurability which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. A higher premium is charged if an extra mortality risk is involved. These are the current underwriting requirements. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

CONTRACT FEES AND CHARGES

This section provides a detailed description of each charge that is described briefly in the chart on page 2, and an explanation of the purpose of the charge.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, will be the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, Pruco Life reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

A Contract owner may add several "riders" to the Contract which provide additional benefits, which are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.

Deductions from Premiums

(a) A charge for taxes attributable to premiums is deducted from each premium. That charge is currently made up of two parts. The first part is a charge for state and local premium-based taxes. It varies from jurisdiction to jurisdiction and generally ranges from 0.75% to 5% (but in some instances it may exceed 5%) of the premium received by Pruco Life. The amount charged may be more than Pruco Life actually pays. The second part is for federal income taxes measured by premiums and it is equal to 1.25% of the premium. Pruco Life believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1997, 1996 and 1995, Pruco Life received a total of approximately $1,668,969, $2,187,535, and $2,003,387, respectively, in taxes attributable to premiums.

(b) A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1997, 1996 and 1995, Pruco Life received a total of approximately $1,239,689, $1,155,021, and $965,634, respectively, in processing charges.

Deductions from Portfolios

(a) An investment advisory fee is deducted daily from each portfolio at an annual rate of 0.55% for the Conservative Balanced Portfolio and 0.60% for the Flexible Managed Portfolio.

(b) The expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio. The total expenses of each portfolio for the year 1997 expressed as a percentage of the average assets during the year are shown as follows:

--------------------------------------------------------------------------------
                                      ADVISORY          OTHER          TOTAL
                PORTFOLIO                FEE          EXPENSES       EXPENSES
--------------------------------------------------------------------------------
Conservative Balanced                   0.55%           0.01%          0.56%
Flexible Managed                        0.60%           0.02%          0.62%
--------------------------------------------------------------------------------




Monthly Deductions from Contract Fund

The following monthly charges are deducted proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) A sales charge, often called a sales load, is deducted to pay part of the costs Pruco Life incurs in selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium" which is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The deduction is made whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, this charge is somewhat less than (significantly less for Contracts with small face amounts) 6% of the annual Scheduled Premium.

There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES. During 1997, 1996 and 1995, Pruco Life received a total of approximately $3,998,082, $3,685,080, and $3,035,533, respectively, in sales load charges.

(b) A charge of not more than $0.01 per $1000 of face amount of insurance is made to compensate Pruco Life for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1997, 1996 and 1995, Pruco Life received a total of approximately $158,412, $147,942, and $120,813, respectively, for this risk charge.

(c) An administrative charge of $6 plus up to $0.19 per $1,000 per month of face amount of insurance is deducted each month. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 13, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1997, 1996 and 1995, Pruco Life received a total of approximately $8,726,448, $8,169,343, and $6,876,677, respectively, in monthly administrative charges.

(d) A mortality charge is deducted that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enables Pruco Life to pay the death benefit for the few insureds who die. The maximum mortality charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age and sex (except where unisex rates apply) and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non-Smoker/Smoker 1980 CSO Tables. Pruco Life may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts in force pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 17.

(e) If the Contract includes riders, Pruco Life deducts any charges applicable to those riders from the Contract Fund on each Monthly date. In addition, Pruco Life will deduct on each Monthly date any extra charge incurred because of the rating class of the insured.

(f) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account.

Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

Daily Deduction from the Contract Fund

Each day a charge is deducted from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate Pruco Life for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life estimated in fixing its administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1997, 1996 and 1995, Pruco Life received a total of approximately $1,776,910, $1,391,951, and $976,867, respectively, in mortality and expense risk charges.

Surrender or Withdrawal Charges

(a) An additional sales load (the CDSL) is charged if a Contract is surrendered for its cash surrender value or lapses during the first 10 Contract years. It is not deducted from the death benefit if the insured should die during this period. This maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse during the first 5 Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the tenth anniversary. Other important limitations apply. They are described more fully in the Statement of Additional Information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              CUMULATIVE
                                                 CUMULATIVE                                                   TOTAL SALES
                         CUMULATIVE              SALES LOAD            CONTINGENT                               LOAD AS
 SURRENDER,              SCHEDULED                DEDUCTED              DEFERRED             TOTAL               PER-
LAST DAY OF               PREMIUMS                  FROM                  SALES              SALES            CENTAGE OF
  YEAR NO.                  PAID                  CONTRACT                LOAD               LOAD              SCHEDULED
                                                    FUND                                                       PREMIUMS
                                                                                                                 PAID
--------------------------------------------------------------------------------------------------------------------------
      1                  $  390.90                $ 18.24                $ 87.22            $105.46              26.98%
      2                     781.80                  36.48                 104.16             140.64              17.99%
      3                   1,172.70                  54.72                 121.10             175.82              14.99%
      4                   1,563.60                  72.96                 138.04             211.00              13.49%
      5                   1,954.50                  91.20                 146.55             237.75              12.16%
      6                   2,345.40                 109.44                 121.80             231.24               9.86%
      7                   2,736.30                 127.68                  91.40             219.08               8.01%
      8                   3,127.20                 145.92                  60.80             206.72               6.61%
      9                   3,518.10                 164.16                  30.40             194.56               5.53%
     10                   3,909.00                 182.40                   0.00             182.40               4.67%
--------------------------------------------------------------------------------------------------------------------------

The percentages shown in the last column will not be appreciably different for insureds of different ages.

(b) An administrative charge of $5 per $1,000 of face amount of insurance is deducted upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the tenth Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. During 1997, 1996 and 1995, Pruco Life received a total of approximately $295,205, $269,611, and $219,895, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

Transaction Charges

An administrative processing charge equal to the lesser of $15 or 2% of the amount withdrawn will be made in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the Statement of Additional Information.

CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the date of the application or the date of any medical examination. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract date will ordinarily be the date the first premium was paid and the Contract was delivered. Under certain circumstances, Pruco Life will permit a Contract to be back-dated but only to a date not earlier than 6 months prior to the date of the application. It may be advantageous for a Contract owner to have an earlier Contract date since that will result in the use by Pruco Life of a lower issue age in determining the amount of the scheduled premium. Pruco Life will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract date, all scheduled premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

The Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about 3 weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life's consent, you may change the frequency of premium payments.

You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 11. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.

--------------------------------------------------------------------------------------------------
                              $10,000 FACE AMOUNT                        $20,000 FACE AMOUNT
                        -------------------------------------------------------------------------
                        PREFERRED             STANDARD             PREFERRED             STANDARD
--------------------------------------------------------------------------------------------------
 Male, age 35            $233.70              $274.01               $390.90              $ 471.52
   at issue
--------------------------------------------------------------------------------------------------
Female, age 45           $278.04              $308.53               $479.59              $ 540.57
   at issue
--------------------------------------------------------------------------------------------------
 Male, age 55            $450.96              $562.17               $825.43              $1047.86
   at issue
--------------------------------------------------------------------------------------------------

The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual scheduled premium for that Contract.

---------------------------------------------------------------------------------------------
                              $10,000 FACE AMOUNT                        $20,000 FACE AMOUNT
                         --------------------------------------------------------------------
                         MONTHLY               ANNUAL               MONTHLY           ANNUAL
---------------------------------------------------------------------------------------------
 Male, age 35            $22.43               $233.70               $36.59            $390.90
   at issue
---------------------------------------------------------------------------------------------
Female, age 45           $26.46               $278.04               $44.65            $479.59
   at issue
---------------------------------------------------------------------------------------------
 Male, age 55            $41.96               $450.96               $75.66            $825.43
   at issue
---------------------------------------------------------------------------------------------


A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. This may be done by making occasional unscheduled premium payments or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, payment of a Scheduled Premium need not be made if the Contract Fund is sufficiently large to enable the charges due under the Contract to be made without causing the Contract to lapse. See LAPSE AND REINSTATEMENT, page 17. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract. If this happens, loans and other distributions which would otherwise not be taxable events will be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

Pruco Life will generally accept any premium payment if the payment is at least $25. Pruco Life does reserve the right, however, to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 15. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

ALLOCATION OF PREMIUMS

On the Contract date, a $2 processing charge and the charge for taxes attributable to premiums are deducted from the initial premium. The remainder is allocated on the Contract date among the subaccount[s] or the fixed-rate option according to the desired allocation specified in the application form. From this invested portion of the initial premium, the first monthly deductions are made. See CONTRACT FEES AND CHARGES, page 10. The invested portion of any part of the initial premium in excess of the Scheduled Premium is placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract date. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested. All subsequent premium payments, after the deduction from premiums, will be invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning the Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.

TRANSFERS

If the Contract is not in default, or if the Contract is in force as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT, page 17), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently you may make additional transfers with Pruco Life's consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred.

In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and should also change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The valuation period is defined as the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on policies that are assigned, depending on the terms of the assignment. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Pruco Life will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option are subject to restrictions and may only be made with Pruco Life's consent. Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at a Home Office. These limits are subject to change in the future.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the subaccounts and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent under a power of attorney on behalf of more than one Contract owner.

HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As previously stated, after the tenth Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.

On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See CONTRACT FEES AND CHARGES, page 10. This amount is placed in the investment options designated by the owner. Thereafter the Contract Fund value changes daily, reflecting increases or decreases in the value of the securities in which the assets of the subaccount have been invested, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.

A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life will tell a Contract owner the cash surrender value of his or her Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if a Contract owner continues to pay Scheduled Premiums when due.

The tables on pages T1 through T4 of this prospectus illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.

HOW A CONTRACT'S DEATH BENEFIT WILL VARY

The death benefit will change from the outset with investment experience. The precise way in which that will occur is complicated and is described in the Statement of Additional Information. In general, and assuming the optional paid-up benefit is not in effect, see PAID-UP INSURANCE OPTION, on page 17, if the net investment performance is 4% per year or higher, the death benefit will increase; if it is below 4%, it will decrease. Pruco Life guarantees, however, that it will not decrease below the face amount of insurance. If unfavorable experience of that kind should occur, it must be offset by favorable experience before the death benefit begins to increase again.

If the Contract is kept in force for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where, to meet certain provisions of the Internal Revenue Code which require that the death benefit always be greater than the Contract Fund value, the death benefit must be increased. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the Statement of Additional Information.

CONTRACT LOANS

The owner may borrow from Pruco Life up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to
(1) 90% of an amount equal to the portion of the Contract Fund value attributable to the variable investment options and to any prior loan[s] supported by the variable investment options, minus the portion of any charges attributable to variable investment options that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.

Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in force for a limited time. If you fail to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 20, and LAPSE AND REINSTATEMENT, page 17.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the variable investment options and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.

Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,242.58. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.51% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Series Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

SURRENDER OF A CONTRACT

You may surrender a Contract for its cash surrender value while the insured is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets our needs, to a Home Office. The cash surrender value of a surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in the Home Office. We are currently allowing partial surrenders of Contracts, but we reserve the right to cancel this administrative practice. Surrender of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

LAPSE AND REINSTATEMENT

If Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals, a Contract will remain in force even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero or less.

In addition, even if a Scheduled Premium is not paid, the Contract will remain in force as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.

However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract in force, the Contract will go into default. Should this happen, Pruco Life will send you a notice of default setting forth the payment necessary to keep the Contract in force on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

Fixed Extended Term Insurance. The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.

Fixed Reduced Paid-Up Insurance. This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if a Contract loan is taken. You will be told, if you ask, what the amount of the insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

Variable Reduced Paid-Up Insurance. This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the selected investment options. There will be a new guaranteed minimum death benefit. Variable reduced paid-up insurance has cash surrender and loan values.

Variable reduced paid-up insurance is the automatic option provided upon lapse, if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. Variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

What Happens If No Request Is Made? Except in the two situations described below, if no request is made the "automatic option" will be fixed extended term insurance. If that is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur when there is a Contract debt outstanding when the Contract lapses.

PAID-UP INSURANCE OPTION

In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been in force for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor. Upon request, Pruco Life will quote the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than the quoted amount is received within two weeks of the quote. There is no guarantee if the remittance is received within the two week period and is less than the quoted amount or if the remittance is received outside the two week period. In this case, Pruco Life will add the remittance to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount is calculated below the face amount, the insured will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.

WHEN PROCEEDS ARE PAID

Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within 7 days after receipt at a Home Office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract in force as fixed reduced paid-up insurance or as extended term insurance, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash surrender value for up to 6 months (or a shorter period if required by applicable law). Pruco Life will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

Contract applicants may elect to add the LIVING NEEDS BENEFIT(SM) to their Contracts at issue. The benefit may vary state-by-state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows the Contract owner to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. One or both of the following options may be available. A Pruco Life representative should be consulted as to whether additional options may be available.

Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of 6 months or less. When satisfactory evidence is provided, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for 6 months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

Nursing Home Option. This option is available after the insured has been confined to an eligible nursing home for 6 months or more. When satisfactory evidence is provided, including certification by a licensed physician, that the insured is expected to remain in the nursing home until death, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than 2), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner under a particular Contract, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

The Contract owner should consider whether adding this settlement option is appropriate in his or her given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the Health Insurance Portability and Accountability Act of 1996 excludes from income the Living Needs Benefit if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). Contract owners should consult a qualified tax advisor before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect a Contract owner's eligibility for certain government benefits or entitlements.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which you may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment manager of one or more of the Series Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed extended term insurance or fixed reduced paid-up insurance), you will be sent a statement that provides certain information pertinent to your own Contract. These statements show all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. That statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in both. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the inside front cover page of this prospectus.

TAX TREATMENT OF CONTRACT BENEFITS

The tax treatment of life insurance is complex and may change. Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. A more technical discussion of what follows is contained in the Statement of Additional Information.

Treatment as Life Insurance. Pruco Life believes that the Contract should qualify as "life insurance" under the Internal Revenue Code. This means that:
(1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludable from the gross income of the beneficiary under section 101(a) of the Code.

Although Pruco Life believes the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will continue to qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution received by an owner prior to an insured's death will depend upon whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value will generally not be taxable unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, all or a portion of a withdrawal during the first 15 contract years may be taxable even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, pre-death distributions, including loans and withdrawals (even those made during the 2 year period before the Contract became a Modified Endowment Contract), will be taxed first as investment income to the extent of gain in the Contract, and then as a return of the Contract owner's investment in the Contract. In addition, pre-death distributions (including full surrenders) will be subject to a penalty of 10% of the amount includible in income unless the amount is distributed on or after the owner reaches age 59 1/2, on account of the owner's disability, or as a life annuity.

A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased during the first seven Contract years, or if the face amount of insurance is increased or if a rider is added or removed from the Contract. You should consult with your tax advisor before making any of these policy changes.

Other Tax Consequences. There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

Withholding. The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes will be withheld or in certain other circumstances.

OTHER CONTRACT PROVISIONS

There are several other Contract provisions that are of less significance to you than those already described in detail either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the Expanded Table of Contents of the Statement of Additional Information, page 28 and described in greater detail in the Statement of Additional Information.

                    FURTHER INFORMATION ABOUT THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund") is a Maryland corporation organized on November 15, 1982. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

The Series Fund is currently made up of fifteen separate portfolios, two of which, the Conservative Balanced and Flexible Managed Portfolios, are available to Contract owners. Each portfolio is, for many purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. In other respects the Series Fund is treated as one entity. For example, the Series Fund has only one Board of Directors and owners of the shares of each portfolio are entitled to vote for members of the Board.

Shares in the Series Fund are currently sold and redeemed at the close of each business day, at their net asset value, determined in the manner described in the Statement of Additional Information, only to separate accounts of Prudential and its subsidiaries. They may, in the future, be sold to other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those companies.

Prudential is the investment manager of the Series Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 26.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. Those risks, as explained above, are borne by the Contract owner. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The investment objectives of both portfolios available to PRUVIDER Contract owners are set forth on page 3. For the sake of convenience, they are repeated here, followed in each case by a brief description of the policies of both portfolios. In some cases a fuller description of those policies is in the Statement of Additional Information. There is no guarantee that any of these objectives will be met.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

      Asset Type                  Minimum        Normal          Maximum
      ----------                  -------        ------          -------
        Stocks                      15%            35%             50%
Bonds and Money Market              25%            65%             85%

The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. A description of corporate bond ratings is contained in the Statement of Additional Information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 24.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 25, and in detail in the Statement of Additional Information.

The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the portfolio since 1995 and manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.

FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

 Asset Type                           Minimum           Normal           Maximum
 ----------                           -------           ------           -------
    Stocks                             25%                60%             100%
    Bonds                               0%                40%              75%
Money Market                            0%                 0%              75%

The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with longer maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Statement of Additional Information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, below.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, below, and in detail in the Statement of Additional Information.

The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Conservative Balanced Portfolio of the Series Fund.

FOREIGN SECURITIES

The bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs") and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve risks of political and economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the Statement of Additional Information.

RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced and Flexible Managed Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.

OPTIONS, FUTURES CONTRACTS AND SWAPS

The description of the portfolios' investment policies also state whether they will invest in what are sometimes called derivative securities. These include options (which may be to buy or sell equity securities, debt securities, stock indices, foreign currencies and stock index futures contracts); futures contracts on interest bearing securities, stock and interest rate indices, and foreign currencies; and interest rate swaps. These investments have not in the past represented more than a very minor part of the investments of any portfolio but may increase in the future.

A call option gives the owner the right to buy and a put option the right to sell a designated security or index at a predetermined price for a given period of time. They will be used primarily to hedge or minimize fluctuations in the principal value of a portfolio or to generate additional income. They involve risks which differ, depending upon the particular option. But they often offer an attractive alternative to the purchase or sale of the related security.

Futures contracts represent a contractual obligation to buy or sell a designated security or index within a stated period. They can be used as a hedge against or to minimize fluctuations of a portfolio or as an efficient way of establishing certain positions more quickly than direct purchase of the securities. They involve risks of various kinds, all of which could result in losses rather than in achieving the intended objective of any particular purchase.

Because options, futures and swaps are now used to such a limited extent, a full description of these investments and the risks associated with them is in the Statement of Additional Information.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. Both portfolios participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use reverse repurchase agreements and dollar rolls. The money market portion of these portfolios may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. No portfolio will obligate more than 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

LOANS OF PORTFOLIO SECURITIES

Both of the portfolios may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government Securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities, while receiving a fee from the borrower or earning interest on the investment of the cash collateral.

There is a slight risk that the borrower may become insolvent, which might delay carrying out a decision to sell the loaned security. This risk can be minimized by careful selection of borrowers and requiring and monitoring the adequacy of capital. No loans will be made to any broker affiliated with Prudential.

                      INVESTMENT RESTRICTIONS APPLICABLE TO
                                 THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

A detailed discussion of investment restrictions applicable to the Series Fund is in the Statement of Additional Information.

                     INVESTMENT MANAGEMENT ARRANGEMENTS AND
                                    EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment manager.

Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment manager. Total assets under management as of December 31, 1997 were over $370.4 billion which includes over $251.6 billion owned by Prudential and approximately $118.8 billion of external assets under Prudential's management.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential with respect to the Conservative Balanced and Flexible Managed Portfolios, are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC which provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio. It is set forth on page 10. Further information about the investment management arrangements and the expenses of the Series Fund is in the Statement of Additional Information.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is in the Statement of Additional Information.

                                STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

                                     EXPERTS

The financial statements included in this prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for the year ended December 31,1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Pruco Life. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.

Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

                              YEAR 2000 COMPLIANCE

The services provided to the Contract owners by Pruco Life and Prusec depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, Pruco Life and Prusec's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Pruco Life's abilities to meet its contractual commitments to Contract owners.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.

                   EXPANDED TABLE OF CONTENTS OF STATEMENT OF
                             ADDITIONAL INFORMATION

Included in the registration statements for the Contracts and the Series Fund is a Statement of Additional Information which is available without charge by writing to Pruco Life at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.

I.      MORE DETAILED INFORMATION ABOUT THE CONTRACT.

        SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

        REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life's expenses will be reduced, some of the charges under those Contracts may be reduced.

        PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

        UNISEX PREMIUMS AND BENEFITS. In some states and under certain circumstances, premiums and benefits will not vary with the sex of the insured.

        HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

        WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life representative to discuss whether a withdrawal or a loan is preferable.

        TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

        SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the Scheduled Premiums for the second through tenth years and smaller commissions thereafter.

        RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

        OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.

II.     INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.
                 General
                 Convertible Securities
                 Loan Participations
                 Warrants
                 Options and Futures
                 When-Issued and Delayed Delivery Securities
                 Short Sales
                 Short Sales Against the Box
                 Interest Rate Swaps
                 Loans of Portfolio Securities
                 Illiquid Securities
                 Forward Foreign Currency Exchange Contracts

        A more detailed description is given of these investments and the policies of these portfolios.

III.    INVESTMENT RESTRICTIONS.

        There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.     INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.

        A fuller description than that in the prospectus is given.

V.      PORTFOLIO TRANSACTIONS AND BROKERAGE.

        A description is given of how securities transactions are effected and how Prudential selects the brokers.

VI.     DETERMINATION OF NET ASSET VALUE.

        A full description is given of how the daily net asset value of each portfolio is determined.

VII.    SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST.

        A full description is given.

VIII.   DEBT RATINGS.

        A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Ratings Services describe the creditworthiness of debt securities.

IX.     POSSIBLE REPLACEMENT OF THE SERIES FUND.

        Although it is most unlikely, it is conceivable that Pruco Life might wish to replace the Series Fund portfolios with other investment options. SEC approval will be needed.

X.      OTHER INFORMATION CONCERNING THE SERIES FUND.

                 Incorporation and Authorized Stock
                 Dividends, Distributions and Taxes
                 Custodian, Transfer Agent, and Dividend Disbursing Agent Year 2000

                 Experts
                 License

        More detail is provided about these matters.

XI.     DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE SERIES FUND.

        The names and recent affiliations of Pruco Life's directors and executive officers are given. The same information is given for the Series Fund.

XII.    FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

XIII.   THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.

                             ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the Statement of Additional Information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life. Its address and telephone number are on the inside front cover of this prospectus.

                              FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and subsidiaries which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts. The financial statements of the Series Fund are in the Statement of Additional Information.

                             FINANCIAL STATEMENTS OF
               PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1997

                                                            SUBACCOUNTS
                                                   ---------------------------
                                                     FLEXIBLE     CONSERVATIVE
                                                     MANAGED        BALANCED
                                                   ------------   ------------
ASSETS
   Investment in shares of The Prudential Series
   Fund, Inc.
     Portfolios at net asset value [Note 3] ....   $108,801,658   $103,787,488
   Receivable from Pruco Life Insurance Company
   [Note 2] ....................................         67,000         70,991
                                                   ------------   ------------
     Net Assets ................................   $108,868,658   $103,858,479
                                                   ============   ============

NET ASSETS, representing:
   Equity of Contract owners ...................   $108,868,658   $103,858,479
                                                   ============   ============

STATEMENTS OF OPERATIONS
For the year ended December 31, 1997

                                                            SUBACCOUNTS
                                                   ---------------------------
                                                       FLEXIBLE   CONSERVATIVE
                                                       MANAGED      BALANCED
                                                   ------------   ------------

INVESTMENT INCOME
   Dividend distributions received ..............   $  3,045,029  $  4,605,400

EXPENSES
   Charges to Contract owners for assuming
     mortality risk and expense risk [Note 5A] ..        890,696       886,214
                                                   -------------  -------------

NET INVESTMENT INCOME ...........................      2,154,333     3,719,186
                                                   -------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
   Capital gains distributions received .........     16,205,801    11,137,278
   Realized gain on shares redeemed
     [average cost basis] .......................        130,940       212,244
   Net change in unrealized (loss) on investments     (3,235,860)   (3,623,420)
                                                   -------------  -------------

NET GAIN ON INVESTMENTS .........................     13,100,881     7,726,102
                                                   -------------  -------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $ 15,255,214  $ 11,445,288
                                                   =============  =============


            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A5
                                       A1

                             FINANCIAL STATEMENTS OF
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997,  1996 and 1995

                                                                                        SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                     FLEXIBLE                             CONSERVATIVE
                                                                     MANAGED                                BALANCED
                                                       ------------------------------------  --------------------------------------
                                                         1997         1996          1995          1997         1996         1995
                                                       ----------   ----------   ----------  ------------  -----------  -----------
OPERATIONS:
   Net investment income............................   $2,154,333   $1,773,662   $1,286,436    $3,719,186   $2,785,827   $2,140,247
   Capital gains distributions received.............   16,205,801    8,045,666    2,529,393    11,137,278    5,586,889    2,376,572
   Realized gain on shares redeemed
     [average cost basis]...........................      130,940            0            0       212,244        3,248            0
   Net change in unrealized gain (loss) on
     investments....................................   (3,235,860)    (782,631)   6,464,304    (3,623,420)     771,969    4,408,774
                                                     ------------  -----------  -----------  ------------  -----------  -----------

NET INCREASE  IN NET ASSETS
   RESULTING FROM OPERATIONS........................   15,255,214    9,036,697   10,280,133    11,445,288    9,147,933    8,925,593
                                                     ------------  -----------  -----------  ------------  -----------  -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS
   AND OTHER OPERATING TRANSFERS
   [Note 7].........................................    6,605,926   16,291,683   13,702,273       427,926   12,500,355   13,523,927
                                                     ------------  -----------  -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM EQUITY TRANSFERS
   [Note 8].........................................     (328,229)     302,045     (910,613)     (322,721)     285,561     (963,325)
                                                     ------------  -----------  -----------  ------------  -----------  -----------

TOTAL INCREASE IN NET ASSETS........................   21,532,911   25,630,425   23,071,793    11,550,493   21,933,849   21,486,195

NET ASSETS:
   Beginning of year...............................    87,335,747   61,705,322   38,633,529    92,307,986   70,374,137   48,887,942
                                                     ------------  -----------  -----------  ------------  -----------  -----------
   End of year.....................................  $108,868,658  $87,335,747  $61,705,322  $103,858,479  $92,307,986  $70,374,137
                                                     ============  ===========  ===========  ============  ===========  ===========


            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A5
                                       A2

                        NOTES TO FINANCIAL STATEMENTS OF
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1997

NOTE 1:    GENERAL

           Pruco Life PRUvider Variable Appreciable Account (the "Account") was established on July 10, 1992 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets.

           The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are two subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

           The financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

           Investments--The  investments in shares of the Series Fund are stated
           -----------
           at the net asset value of the respective portfolio.

           Security   Transactions--Realized   gains  and  losses  on   security
           -----------------------
           transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

           Distributions   Received--Dividend  and  capital  gain  distributions
           ------------------------
           received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

           Equity  of Pruco  Life  Insurance  Company--Pruco  Life  maintains  a
           ------------------------------------------
           position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions, and expense processing. Pruco Life monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life may owe an amount to the Account, which is reflected in the Account's Statements of Net Assets as a receivable from Pruco Life. The receivable does not have an effect on the Contract owner's account or the related unit value.


                                       A3

NOTE 3:    INVESTMENT   INFORMATION   FOR  THE  PRUDENTIAL   SERIES  FUND,  INC.
           PORTFOLIOS

           The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1997 were as follows:

                                      PORTFOLIOS
                             ---------------------------
                               FLEXIBLE     CONSERVATIVE
                               MANAGED        BALANCED
                             ------------   ------------

Number of Shares:               6,296,287      6,932,930
Net asset value per share:   $   17.28029   $   14.97022
Cost:                        $109,239,908   $104,868,420

NOTE 4:    CONTRACT OWNER UNIT INFORMATION

           Outstanding Contract owner units, unit values and total value of Contract owner equity at December 31, 1997 were as follows:

                                                   SUBACCOUNTS
                                   -----------------------------------
                                          FLEXIBLE        CONSERVATIVE
                                          MANAGED           BALANCED
                                   -----------------------------------
Contract Owner Units Outstanding     36,300,321.680     41,809,466.917
Unit Value .....................   $        2.99911    $       2.48409
                                   ----------------    ---------------
TOTAL CONTRACT OWNER EQUITY ...    $    108,868,658    $   103,858,479
                                   ================    ===============


NOTE 5:    CHARGES AND EXPENSES

           A.  Mortality Risk and Expense Risk Charges

               The mortality risk and expense risk charges at an effective annual rate of 0.90% are applied daily against the net assets representing equity of Contract owners held in each subaccount. Mortality risk is that Contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1997, the amount of these charges paid to Pruco Life was $1,776,910.

           B.  Deferred Sales Charge

               Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the Contract was issued. No sales charge will be imposed after the tenth year of the Contract. No sales charge will be imposed on death benefits. For 1997, the amount of these charges paid to Pruco Life was $ 295,205.

           C.  Cost of Insurance Charges

               Contract owner contributions are applied to the Account net of the following charges: transaction costs, premium taxes, sales loads, administrative charges, and death benefit risk charges. During 1997, Pruco Life received a total of $1,239,689, $1,668,969, $3,998,082, $8,726,448 and $158,412, respectively, for these charges.

NOTE 6:    TAXES

           Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Pruco Life's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                       A4

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

           The following amounts represent Contract owner activity components for the year ended December 31, 1997:

                                                                 SUBACCOUNTS
                                                          ----------------------------
                                                            FLEXIBLE      CONSERVATIVE
                                                             MANAGED        BALANCED
                                                          -------------   -------------
Contract Owner Net Payments ...........................   $ 26,737,492    $ 19,001,987
Policy Loans ..........................................   $   (912,970)   $   (704,562)
Policy Loan Repayment and Interest ....................   $    390,085    $    350,979
Surrenders, Withdrawals, and Death Benefits ...........   $ (6,402,537)   $ (6,555,299)
Net Transfers From (To) Other Subaccounts or Fixed Rate
     Options ..........................................   $    567,479    $   (476,329)
Administrative and Other Charges ......................   $(13,773,623)   $(11,188,850)


NOTE 8:   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

          The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life to the Account.

NOTE 9: UNIT ACTIVITY

         Transactions in units (including transfers among subaccounts) for the years ended December 31, 1997 and December 31, 1996 were as follows:

                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                          FLEXIBLE                           CONSERVATIVE
                                                          MANAGED                              BALANCED
                                               --------------------------------      -------------------------------
                                                   1997               1996               1997              1996
                                               --------------    --------------      --------------  ----------------

Contract Owner Contributions:                  9,998,784.494     14,116,349.476      8,324,435.867   13,901,186.920
Contract Owner Redemptions:                   (7,621,394.910)    (7,281,504.623)    (8,122,803.908)  (7,840,673.413)


NOTE 10:   PURCHASES AND SALES OF INVESTMENTS

           The  aggregate   costs  of  purchases  and  proceeds  from  sales  of
           investments in the Series Fund were as follows:

                                                           PORTFOLIOS
                                             ----------------------------------
                                                  FLEXIBLE        CONSERVATIVE
                                                  MANAGED           BALANCED
                                             ----------------   ---------------
For the year ended December 31, 1997:
Purchases..................................   $   6,505,000     $   2,017,000
Sales......................................   $  (1,185,000)    $  (2,869,000)


                                       A5

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Pruco Life PRUvider Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Flexible Managed and Conservative Balanced) of the Pruco Life PRUvider Variable Appreciable Account at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1997, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
New York, New York
March 20, 1998


                                       A6

                          INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life PRUvider Variable Appreciable
Account and the Board of Directors
of Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of Pruco Life PRUvider Variable Appreciable Account of Pruco Life Insurance Company (comprising, respectively, the Flexible Managed and Conservative Balanced subaccounts) for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Pruco Life PRUvider Variable Appreciable Account for the year ended December 31, 1995 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                      A7

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
DECEMBER 31, 1997 AND 1996 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  1997                   1996
                                                                             -----------------      -----------------

ASSETS
Fixed maturities
  Available for sale, at fair value (amortized cost, 1997: $2,526,554;
    1996: $2,210,150)                                                           $ 2,563,852            $ 2,236,817
  Held to maturity, at amortized cost (fair value, 1997: $350,056; 1996:
    $416,102)                                                                       338,848                405,731
Equity securities - available for sale, at fair value (cost, 1997: $1,289;
  1996: $3,626)                                                                       1,982                  3,748
Mortgage loans on real estate                                                        22,787                 46,915
Policy loans                                                                        703,955                639,782
Short-term investments                                                              316,355                169,830
Other long-term investments                                                           1,317                  4,528
                                                                             -----------------      -----------------
      Total investments                                                           3,949,096              3,507,351

Cash                                                                                 71,358                 73,766
Deferred policy acquisition costs                                                   655,242                633,159
Accrued investment income                                                            67,000                 62,110
Income taxes receivable                                                                   -                  7,191
Reinsurance recoverable on unpaid losses                                             25,882                 27,014
Other assets                                                                         60,810                 62,924
Separate Account assets                                                           8,022,079              5,336,851
                                                                             -----------------      -----------------
TOTAL ASSETS                                                                    $12,851,467             $9,710,366
                                                                             =================      =================
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                                                 $ 2,282,191            $ 2,188,862
Future policy benefits and other policyholder liabilities                           570,729                557,351
Cash collateral for loaned securities                                               143,421                      -
Income taxes payable                                                                 71,703                      -
Deferred income tax liability                                                       138,483                148,960
Payable to affiliate                                                                 70,375                 49,828
Other liabilities                                                                   120,260                 88,930
Separate Account liabilities                                                      7,948,788              5,277,454
                                                                             -----------------      -----------------
TOTAL LIABILITIES                                                                11,345,950              8,311,385
                                                                             -----------------      -----------------
CONTINGENCIES - (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, $10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding at
  December 31, 1997 and 1996                                                          2,500                  2,500
Paid-in-capital                                                                     439,582                439,582
Retained earnings                                                                 1,050,871                944,497
Net unrealized investment gains                                                      17,129                 14,104
Foreign currency translation adjustments                                             (4,565)                (1,702)
                                                                             -----------------      -----------------
TOTAL STOCKHOLDER'S EQUITY                                                        1,505,517              1,398,981
                                                                             -----------------      -----------------
TOTAL LIABILITIES AND
  STOCKHOLDER'S EQUITY                                                          $12,851,467             $9,710,366
                                                                             =================      =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                  1997                 1996                 1995
                                                            -----------------    -----------------    -----------------
REVENUES

Premiums                                                          $   49,496           $   51,525          $    42,089
Policy charges and fee income                                        330,292              324,976              319,012
Net investment income                                                259,634              247,328              246,618
Realized investment gains, net                                        10,974               10,835               13,200
Other income                                                          33,801               20,818               26,986
                                                            -----------------    -----------------    -----------------

TOTAL REVENUES                                                       684,197              655,482              647,905
                                                            -----------------    -----------------    -----------------
BENEFITS AND EXPENSES

Policyholders' benefits                                              179,419              186,873              153,987
Interest credited to policyholders' account balances                 110,815              118,246              126,926
General, administrative and other expenses                           225,721              122,006              134,790
                                                            -----------------    -----------------    -----------------

TOTAL BENEFITS AND EXPENSES                                          515,955              427,125              415,703
                                                            -----------------    -----------------    -----------------

Income from operations before income taxes                           168,242              228,357              232,202
                                                            -----------------    -----------------    -----------------

Income taxes
     Current                                                          73,326               60,196               67,014
     Deferred                                                        (11,458)              18,939               12,544
                                                            -----------------    -----------------    -----------------

Total income taxes                                                    61,868               79,135               79,558
                                                            -----------------    -----------------    -----------------

NET INCOME                                                        $  106,374           $  149,222           $  152,644
                                                            =================    =================    =================


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

                                                                              NET        FOREIGN
                                                                           UNREALIZED    CURRENCY       TOTAL
                                    COMMON       PAID-IN-     RETAINED     INVESTMENT   TRANSLATION STOCKHOLDER'S
                                    STOCK        CAPITAL      EARNINGS        GAINS     ADJUSTMENTS     EQUITY
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, JANUARY 1, 1995         $   2,500      $ 439,582    $  642,631    $(41,761)    $      650     $1,043,602


      Net income                        --             --       152,644          --             --        152,644

      Change in foreign
        currency translation
        adjustments                     --             --            --           --        (1,870)        (1,870)

      Change in net
        unrealized
        investment gains                --             --            --      73,817             --         73,817
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1995           2,500        439,582       795,275      32,056         (1,220)     1,268,193

      Net income                        --             --       149,222          --             --        149,222

      Change in foreign
        currency translation
        adjustments                     --             --            --          --           (482)          (482)

      Change in net
        unrealized
        investment gains                --             --            --     (17,952)            --        (17,952)
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1996           2,500        439,582       944,497      14,104         (1,702)     1,398,981

      Net income                        --             --       106,374          --             --        106,374

      Change in foreign
        currency translation
        adjustments                     --             --            --          --         (2,863)        (2,863)

      Change in net
        unrealized
        investment gains                --             --            --       3,025             --          3,025
                                ------------- ------------- ------------- ------------- ----------- -------------

BALANCE, DECEMBER 31, 1997       $   2,500      $ 439,582    $1,050,871    $ 17,129    $    (4,565)    $1,505,517

                                ============= ============= ============= ============= =========== =============


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------


                                                                               1997             1996         1995
                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $ 106,374        $ 149,222   $ 152,644
Adjustments to reconcile net income to net cash provided by
     operating activities:
     Policy charges and fee income                                            (40,783)         (50,286)    (56,637)
     Interest credited to policyholders' account balances                     110,815          118,246     126,926
     Net increase in Separate Accounts                                        (13,894)         (38,025)     (3,520)
     Realized investment gains, net                                           (10,974)         (10,835)    (13,200)
     Amortization and other non-cash items                                     (5,525)          26,709      (8,106)
     Change in:
         Future policy benefits and other policyholders' liabilities           13,378           56,151      22,877
         Accrued investment income                                             (4,890)          (2,248)       (480)
         Payable to affiliate                                                  20,547           16,519      10,569
         Policy loans                                                         (64,173)         (70,509)    (75,411)
         Deferred policy acquisition costs                                    (22,083)         (66,183)     31,318
         Income taxes payable/receivable                                       78,894             (816)     12,031
         Reinsurance recoverable on unpaid losses                               1,132              900         750
         Deferred income tax liability                                        (10,477)           7,912      30,779
         Other, net                                                            34,094            7,564     (76,702)

                                                                          --------------- -------------- ------------
CASH FLOWS FROM OPERATING ACTIVITIES                                          192,435          144,321     153,838
                                                                          --------------- -------------- ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
       Fixed maturities:
           Available for sale                                               2,828,665        3,886,254   1,886,687
           Held to maturity                                                   138,626          138,127     144,898
         Equity securities                                                      6,939            7,527       5,557
         Mortgage loans on real estate                                         24,925           19,226       7,395
         Other long-term investments                                            3,276              288       1,559
         Investment real estate                                                    --            4,488       2,926
     Payments for the purchase of:
         Fixed maturities:
           Available for sale                                              (3,141,785)      (4,008,810) (1,741,139)
           Held to maturity                                                   (70,532)        (114,494)   (135,092)
         Equity securities                                                     (4,594)          (4,697)     (4,279)
         Other long-term investments                                              (51)            (657)     (1,674)
     Cash collateral for loaned securities, net                               143,421               --          --
     Short-term investments, net                                             (147,030)          58,186     (36,482)
                                                                          --------------- -------------- ------------
CASH FLOWS (USED IN) FROM INVESTING ACTIVITIES                               (218,140)         (14,562)    130,356
                                                                          --------------- -------------- ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
       Deposits                                                             2,099,600          536,370      95,039
       Withdrawals                                                         (2,076,303)        (633,798)   (365,578)
                                                                          --------------- -------------- ------------
CASH FLOWS FROM (USED IN)FINANCING ACTIVITIES                                  23,297          (97,428)   (270,539)
                                                                          --------------- -------------- ------------
     Net (decrease) increase in Cash                                           (2,408)          32,331      13,655
     Cash, beginning of year                                                   73,766           41,435      27,780
                                                                          --------------- -------------- ------------
CASH, END OF YEAR                                                           $  71,358        $  73,766    $ 41,435
                                                                          =============== ============== ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes (received) paid                                          $  (7,904)       $  61,760    $ 53,107
                                                                          =============== ============== ============



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable life insurance, variable annuities, and deferred annuities (the Contracts) in all states except New York, the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licenced to sell individual life insurance and deferred annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1977 and at this time will not be issuing new business.

The only reportable industry segment of the Company is "Life Insurance."

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The consolidated financial statements include the accounts of the Company, a stock life insurance company, and its subsidiaries. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENTS
FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Net unrealized investment gains."

EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in separate component of equity, "Net unrealized investment gains."

MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts

POLICY LOANS are carried at unpaid principal balances.

SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

CASH
Cash includes cash on hand, amounts due from banks, and money market instruments.

DEFERRED POLICY ACQUISITION COSTS
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Amortization of deferred policy acquisition costs was $149,851 thousand, $9,309 thousand, and $54,371 thousand for the years ended December 31, 1997, 1996, and 1995, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Future policy benefits includes reserves for annuities in payout status as well as reserves for riders and supplemental benefits. Reserves for annuities in payout status are generally calculated as the present value of estimated future benefit payments and related expenses, using interest rates ranging from 6.5% to 11.0%. The mortality assumption is generally the 1983 Individual Annuity Mortality Table. Reserves for riders and supplemental benefits are calculated using interest rates ranging from 2.5% to 7.25% and various mortality and morbidity tables derived from company or industry experience. Reserves for business in the Company's Taiwan branch are generally calculated using interest rates ranging from 6.25% to 7.5% and the 1989 Taiwan Standard Ordinary Experience Mortality table with modifications.

For the above categories, premium deficiency reserves are established, if necessary, when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses.

Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest, less expense and mortality charges and withdrawals. Interest crediting rates on life insurance products range from 4.2% to 6.5% and on investment-type products range from 3.15% to 7.9%.

SECURITIES LOANED are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially, all of the Company's securities loaned are with large brokerage firms.

These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE REVENUE AND EXPENSE RECOGNITION
Amounts received as payment for interest-sensitive life, investment contracts and deferred annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges, and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Assets and liabilities of the Taiwan branch reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives include futures subject to market risk, all of which are used by the Company in other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis on the Statements of Financial Position. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are realized in "Realized investment gains, net." If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

Derivatives held for purposes other than trading are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

INCOME TAXES
The Company and its subsidiaries are members of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not, and will not have a material impact on the Company's results of operations, financial condition and liquidity.

In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

RECLASSIFICATIONS
Certain amounts in the prior years have been reclassified to conform to current year presentation.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                              1997
                                            ----------------------------------------------------------------------
                                                                   Gross             Gross
                                               Amortized         Unrealized       Unrealized      Estimated Fair
                                                  Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                        (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $  177,691        $    1,231       $       20        $  178,902

Foreign government bonds                              83,889             1,118               19            84,988

Corporate securities                               2,263,898            36,857            2,017         2,298,738

Mortgage-backed securities                             1,076               180               32             1,224
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,526,554        $   39,386       $    2,088        $2,563,852
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    1,289        $      802       $      109        $    1,982
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  338,848        $   11,427       $      219        $  350,056
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  338,848        $   11,427       $      219        $  350,056
                                            ==================  =================  ==============  ===============

                                                                              1996
                                            ----------------------------------------------------------------------
                                                                     Gross            Gross
                                                 Amortized        Unrealized        Unrealized     Estimated Fair
                                                    Cost             Gains            Losses            Value
                                            ------------------  ----------------   -------------  ----------------
                                                                         (In Thousands)

FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                        $   32,055        $       30       $      174        $   31,911

Foreign government bonds                              90,447               857              205            91,099

Corporate securities                               2,087,250            30,365            4,206         2,113,409

Mortgage-backed securities                               398                --               --               398
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities available for sale         $2,210,150      $     31,252       $    4,585        $2,236,817
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
EQUITY SECURITIES AVAILABLE FOR SALE              $    3,626      $        819       $      697        $    3,748
                                            ==================  =================  ==============  ===============

                                            ------------------  ----------------   -------------  ----------------
FIXED MATURITIES HELD TO MATURITY
Corporate securities                              $  405,731      $     10,947       $      576        $  416,102
                                            ------------------  ----------------   -------------  ----------------
Total fixed maturities held to maturity           $  405,731      $     10,947       $      576        $  416,102
                                            ==================  =================  ==============  ===============

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1997, are shown below:

                                                AVAILABLE FOR SALE                         HELD TO MATURITY
                                        ----------------------------------        -----------------------------------
                                                              ESTIMATED                                 ESTIMATED
                                                                 FAIR                                      FAIR
                                          AMORTIZED COST        VALUE               AMORTIZED COST        VALUE
                                        ----------------- ----------------        ----------------- -----------------
                                                  (In Thousands)                            (In Thousands)

Due in one year or less                     $   29,759       $   29,731               $   13,736        $   13,838

Due after one year through five years        1,738,532        1,758,946                  204,298           212,050

Due after five years through ten years         555,194          567,928                   98,192           101,143

Due after ten years                            201,993          206,023                   22,622            23,025

Mortgage-backed securities                       1,076            1,224                       --                --
                                        ----------------- ----------------        ----------------- -----------------
Total                                       $2,526,554       $2,563,852               $  338,848        $  350,056
                                        ================= ================        ================= =================

Actual maturities will differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1997, 1996, and 1995 were $2,796,306 thousand, $3,667,062 thousand, and $1,807,584 thousand, respectively. Gross gains of $18,635 thousand, $22,078 thousand, and $25,909 thousand and gross losses of $7,990 thousand, $17,718 thousand, and $13,907 thousand were realized on those sales during 1997, 1996, and 1995, respectively. Proceeds from the maturity of fixed maturities available for sale during 1997, 1996, and 1995 were $32,359 thousand, $219,192 thousand, and $79,103 thousand, respectively. During the years ended December 31, 1997, 1996 and 1995, there were no securities classified as held to maturity that were sold.

The following table describes the amortized cost and estimated fair value of fixed maturity securities by rating agency equivalent as of December 31, 1997:


                                   AVAILABLE FOR SALE                   HELD TO MATURITY
                           --------------------------------       -------------------------------

                              AMORTIZED    ESTIMATED FAIR            AMORTIZED    ESTIMATED FAIR
                                 COST          VALUE                    COST          VALUE
                           --------------- ----------------       --------------- ---------------
                                    (In Thousands)                        (In Thousands)

       AAA/AA/A             $ 1,319,527      $ 1,334,823           $   187,692     $   194,797

       BBB                    1,047,203        1,062,641               128,481         131,820

       BB                        80,136           83,293                20,540          21,264

       B                         73,717           76,781                 2,132           2,172

       CCC or lower               5,943            6,288                    --              --

       In or near default            28               26                     3               3
                           --------------- ----------------       --------------- ---------------

            Total           $ 2,526,554      $ 2,563,852           $   338,848     $   350,056
                           =============== ================       =============== ===============

The NAIC rates certain public and private placement securities as "in or near default" if they are currently non-performing or believed subject to default in the near term. The Company's holdings of these securities, in the aggregate, comprised less than 1% of total invested assets at December 31, 1997 and 1996.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

MORTGAGE LOANS ON REAL ESTATE
The Company's mortgage loans were collateralized by the following property types at December 31,

                                      1997                         1996
                             ----------------------      -----------------------

                                               (In Thousands)

Office buildings                $   4,607      20%          $  18,497       39%

Retail stores                       8,090      35%              8,731       19%

Apartment complexes                 6,080      27%             11,771       25%

Industrial buildings                4,010      18%              7,916       17%

                             ----------------------      -----------------------
      Net carrying value        $  22,787     100%          $  46,915      100%
                             ======================      =======================


The mortgage loans are geographically dispersed throughout the United States with the largest concentrations in Washington (29%) and Pennsylvania (27%).

SPECIAL DEPOSITS
Fixed maturities of $8,302 thousand and $8,744 thousand at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

OTHER LONG-TERM INVESTMENTS
The Company's "Other long-term investments" of $1,317 thousand and $4,528 thousand as of December 31, 1997 and 1996, respectively, are comprised of non-real estate related interests. The Company's share of net income from these entities is $2,158 thousand, $1,434 thousand and $345 thousand for the years ended December 31, 1997, 1996 and 1995, respectively, and is reported in "Net investment income."

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                     1997              1996               1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $ 161,140         $ 152,445         $ 160,740
  Fixed maturities - held to maturity                    26,936            33,419            33,458
  Equity securities                                          76                44               104
  Mortgage loans on real estate                           2,585             5,669             7,757
  Investment real estate                                      -               613               647
  Policy loans                                           37,398            33,449            29,775
  Short-term investments                                 22,011            16,780            15,092
  Other                                                  14,920             9,438             3,949
                                               ----------------- ----------------- -----------------
  Gross investment income                               265,066           251,857           251,522
    Less: investment expenses                            (5,432)           (4,529)           (4,904)
                                               ----------------- ----------------- -----------------
  Net investment income                               $ 259,634         $ 247,328         $ 246,618
                                               ================= ================= =================



REALIZED INVESTMENT GAINS ,NET including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

  Fixed maturities - available for sale               $   9,039         $   9,036         $  11,359
  Fixed maturities - held to maturity                       821                 -                 -
  Equity securities                                           8               781             2,020
  Mortgage loans on real estate                             797             1,677               (90)
  Investment real estate                                      -               487               (99)
  Other                                                     309            (1,146)               10
                                               ----------------- ----------------- -----------------

  Realized investment gains, net                      $  10,974         $  10,835         $  13,200
                                               ================= ================= =================


NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

   Balance, beginning of year                         $  14,104         $  32,056         $ (41,761)
   Changes in unrealized investment gains
      (losses) attributable to:
     Fixed maturities                                    10,631           (43,853)          110,932
     Equity securities                                      571             1,403                68
     Participating group annuity contracts                1,292            (3,855)            5,092
     Deferred policy acquisition costs                   (8,412)           17,321           (25,214)
     Deferred federal income taxes                       (1,057)           11,032           (17,061)
                                               ----------------- ----------------- -----------------
   Balance, end of year                               $  17,129         $  14,104         $  32,056
                                               ================= ================= =================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  ---------------------
                                                                              (In Thousands)
     Current tax expense:
        U.S.                                                  $71,989                $59,489                $65,131
        State and local                                         1,337                    703                  1,876
        Foreign                                                    --                      4                      7
                                                   ---------------------  ---------------------  ---------------------
        Total                                                  73,326                 60,196                 67,014
                                                   ---------------------  ---------------------  ---------------------

     Deferred tax (benefit) expense:
        U.S.                                                  (11,458)                18,413                 12,196
        State and local                                            --                    526                    348
                                                   ---------------------  ---------------------  ---------------------
        Total                                                 (11,458)                18,939                 12,544
                                                   ---------------------  ---------------------  ---------------------

      Total income tax expense                                $61,868                $79,135                $79,558
                                                   =====================  =====================  =====================


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                            1997                  1996                   1995
                                                   ---------------------  ---------------------  --------------------
                                                                            (In Thousands)

     Expected federal income tax expense                     $58,885                 $79,925               $81,271
     State income taxes                                          869                   1,229                 2,224
     Other                                                     2,114                  (2,019)               (3,937)
                                                   ---------------------  ---------------------  ---------------------
     Total income tax expense                                $61,868                 $79,135               $79,558
                                                   =====================  =====================  ====================

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4.  INCOME TAXES (CONTINUED)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                               1997                      1996
                                                                       --------------------      --------------------
                                                                                       (In Thousands)

     Deferred income tax assets
          Insurance reserves                                                   $  40,896                 $  38,532
                                                                       --------------------      --------------------
          Total deferred income tax assets                                        40,896                    38,532
                                                                       --------------------      --------------------

     Deferred income tax liabilities
          Deferred acquisition costs                                             168,702                   173,785
          Net investment gains                                                     8,161                    12,502
          Other                                                                    2,516                     1,205
                                                                       --------------------      --------------------
          Total deferred income tax liabilities                                  179,379                   187,492
                                                                       --------------------      --------------------

     Deferred federal income tax liabilities                                   $ 138,483                 $ 148,960
                                                                       ====================      ====================


Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax assets that are realizable.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.


5. REINSURANCE

The Company assumes and cedes reinsurance with Prudential and other companies. The effect of reinsurance for the years ended December 31, is summarized as follows:

                                           1997          1996           1995
                                       -----------    -----------    -----------

Life insurance premiums

Gross Amount                           $    51,851    $    53,776   $    44,357
Ceded to other companies                    (3,724)        (3,379)       (2,268)
Assumed from other companies                 1,369          1,128          --
                                       -----------    -----------   -----------
Net amount                             $    49,496    $    51,525   $    42,089
                                       ===========    ===========   ===========

                                           1997          1996          1995
                                       -----------    -----------   -----------

Life insurance in force
Gross Amount                           $47,328,495    $47,430,580   $47,822,892
Ceded to other companies                (1,292,395)    (1,172,449)     (822,619)
                                       -----------    -----------   -----------
Net amount                             $46,036,100    $46,258,131   $47,000,273
                                       ===========    ===========   ===========

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6.  EQUITY

RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Banking and Insurance with net income and equity determined using GAAP.


                                                              1997                 1996                 1995
                                                         ------------------   ------------------   ------------------
                                                                              (In Thousands)

STATUTORY NET INCOME                                        $    12,778           $    48,846          $    113,565

Adjustments to reconcile to net income on a GAAP basis:
  Statutory income of subsidiaries                               18,553                25,001                44,186
  Deferred acquisition costs                                     38,003                48,862                (6,103)
  Deferred premium                                                1,144                 1,295                  (743)
  Insurance liabilities                                          26,517                28,662                32,665
  Deferred taxes                                                 11,458                (7,780)              (27,669)
  Valuation of investments                                          506                   365                 5,480
  Other, net                                                     (2,585)                3,971                (8,737)
                                                         ------------------   ------------------   ------------------
GAAP NET INCOME                                             $   106,374           $   149,222         $     152,644
                                                         ==================   ==================   ==================



                                                                     1997                    1996
                                                              --------------------   --------------------
                                                                               (In Thousands)
STATUTORY SURPLUS                                                  $   853,130             $   901,645

Adjustments to reconcile to equity on a GAAP basis:

     Valuation of investments                                           97,787                  95,411
     Deferred acquisition costs                                        655,242                 633,159
     Deferred premium                                                  (14,817)                (11,859)
     Insurance liabilities                                            (107,525)               (124,781)
     Deferred taxes                                                   (113,461)               (124,823)
     Other, net                                                        135,161                  30,229
                                                              --------------------   --------------------
GAAP STOCKHOLDER'S EQUITY                                          $ 1,505,517             $ 1,398,981
                                                              ====================   ====================


The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value.)

FIXED MATURITIES AND EQUITY SECURITIES
Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

MORTGAGE LOANS ON REAL ESTATE
The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

POLICY LOANS
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:


                                                     1997                                      1996
                                    -------------------------------------      --------------------------------------
                                                            ESTIMATED                                  ESTIMATED
                                      CARRYING VALUE       FAIR VALUE            CARRYING VALUE       FAIR VALUE
                                    ------------------ ------------------      ------------------ -------------------
                                                                    (In Thousands)

Financial Assets:
  Fixed maturities:
       Available for sale              $ 2,563,852         $ 2,563,852             $ 2,236,817         $ 2,236,817
       Held to maturity                    338,848             350,056                 405,731             416,102
  Equity securities                          1,982               1,982                   3,748               3,748
  Mortgage loans                            22,787              24,994                  46,915              46,692
  Policy loans                             703,955             703,605                 639,782             623,218
  Short-term investments                   316,355             316,355                 169,830             169,830
  Cash                                      71,358              71,358                  73,766              73,766
  Separate Account assets                8,022,079           8,022,079               5,336,851           5,336,851

Financial Liabilities:
  Policyholders'
    account balances                   $ 2,282,191         $ 2,282,191             $ 2,188,862          $ 2,188,862
  Cash  collateral for loaned
    securities                             143,421             143,421                      --                   --
  Separate Account liabilities           7,948,788           7,948,788               5,277,454            5,277,454
  Derivatives                                  653                 653                      --                   --

PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

8. DERIVATIVE INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of liability positions in future instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $653 thousand at December 31, 1997. This includes the estimated fair values of outstanding derivative positions only and does not include the fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

9. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $139,489 thousand, $101,662 thousand and $98,119 thousand for the years ended December 31, 1997, 1996, and 1995, respectively.

REINSURANCE
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1997, 1996, and 1995.

10. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

11. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1997, the Company would be permitted a maximum of $15,260 thousand in dividend distribution in 1998, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        Report of Independent Accountants
                        ---------------------------------

To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's managememt; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP
New York, New York
March 23, 1998

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying consolidated statement of operations, changes in stockholder's equity, and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in stockholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Pruco Life Insurance Company and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

          PRUvider(sm)
          Variable Appreciable Life(R)
          Insurance

[LOGO]    PRUDENTIAL
          Pruco Life Insurance Company
          213 Washington Street, Newark, NJ 07102-2992
          Telephone 800 437-4016
          SVAL-1 Ed. 5/98 CAT#6469898

                              PRUvider(sm) Variable


                          Appreciable Life(r) Insurance




                                   PROSPECTUS




                      The Pruco Life of New Jersey Variable

                             Appreciable Account and

                        The Prudential Series Fund, Inc.




                                   May 1, 1998




                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

PROSPECTUS

MAY 1, 1998

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT


PRUVIDER(sm)

VARIABLE APPRECIABLE LIFE(r)

INSURANCE CONTRACT


This prospectus describes a variable life insurance contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life of New Jersey calls this contract its PRUVIDER(sm) Variable APPRECIABLE LIFE(r) Insurance Contract* (the "Contract"). The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). The Contract also generally provides a cash surrender value which does not have a guaranteed minimum amount.

The assets held for the purpose of paying benefits under these and other similar contracts are segregated from the other assets of Pruco Life of New Jersey and are invested in one or both of the current subaccounts of the Pruco Life of New Jersey Variable Appreciable Account (from now on, the "Account"). In this case, the assets will be invested in the corresponding portfolio of The Prudential Series Fund, Inc. (from now on, the "Series Fund"). The two portfolios of the Series Fund currently available to Contract owners are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. The Contract owner may also choose to have the assets invested in a FIXED-RATE OPTION. This prospectus describes the Contract generally, the Pruco Life of New Jersey Variable Appreciable Account and the securities issued by the Series Fund.

Although it is advantageous to the purchaser to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often, purchasers have flexibility as to when and in what amounts they pay premiums.

Before you sign an application to purchase this life insurance contract, you should read this prospectus with care and have any questions you may have answered by your Pruco Life of New Jersey representative. If you do purchase the Contract, you should retain this prospectus for future reference, together with the Contract itself that you will receive.

Additional information about the contract and the Series Fund is set forth in a separate Statement of Additional Information which is incorporated by reference into this prospectus. It is available without charge upon request to the Pruco Life Insurance Company of New Jersey at the address shown below.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, SUPPLEMENTING THE EXISTING POLICY BY PURCHASING ADDITIONAL INSURANCE OR A NEW POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 437-4016


*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INTRODUCTION AND SUMMARY ..................................................    1
  BRIEF DESCRIPTION OF THE CONTRACT .......................................    1
  BALANCED PORTFOLIOS .....................................................    4
    CONSERVATIVE BALANCED PORTFOLIO .......................................    4
    FLEXIBLE MANAGED PORTFOLIO ............................................    4
  FIXED-RATE OPTION .......................................................    4
  TRANSFERS BETWEEN INVESTMENT OPTIONS ....................................    4
  THE SCHEDULED PREMIUM ...................................................    4
  PAYMENT OF HIGHER PREMIUMS ..............................................    4
  CONTRACT LOANS ..........................................................    5
  PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS ..................    5

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE SERIES FUND .................    5

PORTFOLIO RATES OF RETURN .................................................    7

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND
  ACCUMULATED PREMIUMS ....................................................    8

GENERAL INFORMATION ABOUT PRUCO LIFE OF NEW JERSEY VARIABLE
  APPRECIABLE ACCOUNT AND THE FIXED RATE OPTION ...........................    9
  PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT ...................    9
  THE FIXED-RATE OPTION ...................................................    9

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS ......................   10
  REQUIREMENTS FOR ISSUANCE OF A CONTRACT .................................   10
  SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK" ............................   10
  CONTRACT FEES AND CHARGES ...............................................   10
    Deductions from Premiums ..............................................   10
    Deductions from Portfolios ............................................   10
    Monthly Deductions from Contract Fund .................................   11
    Daily Deduction from the Contract Fund ................................   12
    Surrender or Withdrawal Charges .......................................   12
    Transaction Charges ...................................................   13
  CONTRACT DATE ...........................................................   13
  PREMIUMS ................................................................   13
  ALLOCATION OF PREMIUMS ..................................................   14
  TRANSFERS ...............................................................   14
  HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE ................   15
  HOW A CONTRACT'S DEATH BENEFIT WILL VARY ................................   16
  CONTRACT LOANS ..........................................................   16
  SURRENDER OF A CONTRACT .................................................   17
  LAPSE AND REINSTATEMENT .................................................   17
    Fixed Extended Term Insurance .........................................   17
    Fixed Reduced Paid-Up Insurance .......................................   17
    Variable Reduced Paid-Up Insurance ....................................   17
    What Happens If No Request Is Made? ...................................   18
  PAID-UP INSURANCE OPTION ................................................   18
  REDUCED PAID-UP INSURANCE OPTION ........................................   18
  WHEN PROCEEDS ARE PAID ..................................................   18
  LIVING NEEDS BENEFIT ....................................................   19
    Terminal Illness Option ...............................................   19
  VOTING RIGHTS ...........................................................   19
  REPORTS TO CONTRACT OWNERS ..............................................   20
  TAX TREATMENT OF CONTRACT BENEFITS ......................................   20
    Treatment as Life Insurance ...........................................   20
    Pre-Death Distributions ...............................................   20
    Other Tax Consequences ................................................   21

                                                                            PAGE
                                                                            ----
    Withholding ...........................................................   21
  OTHER CONTRACT PROVISIONS ...............................................   21

FURTHER INFORMATION ABOUT THE SERIES FUND .................................   21

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS ......................   22
  BALANCED PORTFOLIOS .....................................................   22
    Conservative Balanced Portfolio .......................................   22
    Flexible Managed Portfolio ............................................   23
  FOREIGN SECURITIES ......................................................   24
  RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED
    BELOW INVESTMENT GRADE ................................................   25
  OPTIONS, FUTURES CONTRACTS AND SWAPS ....................................   26
  SHORT SALES .............................................................   26
  REPURCHASE AGREEMENTS ...................................................   26
  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS ..........................   26
  LOANS OF PORTFOLIO SECURITIES ...........................................   27

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS ......................   27

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES ...........................   27
  PORTFOLIO BROKERAGE AND RELATED PRACTICES ...............................   28

STATE REGULATION ..........................................................   28

EXPERTS ...................................................................   28

LITIGATION ................................................................   28

YEAR 2000 COMPLIANCE ......................................................   29

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION .........   29

ADDITIONAL INFORMATION ....................................................   31

FINANCIAL STATEMENTS ......................................................   31

FINANCIAL STATEMENTS OF THE PRUCO LIFE OF NEW JERSEY VARIABLE
  APPRECIABLE ACCOUNT .....................................................   A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ........   B1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

================================================================================

                            INTRODUCTION AND SUMMARY


This section provides only an overview of the more significant provisions of the Contract. It omits details which are provided in the rest of this prospectus, as well as in a Statement of Additional Information which is available to you upon request without charge. A description of the contents of that Statement of Additional Information is on page 29.

As you read this prospectus you should keep in mind that you are considering the purchase of a life insurance contract. Because it is VARIABLE LIFE INSURANCE - and variable life insurance has significant investment aspects and requires you to make investment decisions - it is also a "security." That is why you have been given this prospectus. Securities which are offered to the public must be registered with the Securities and Exchange Commission ("SEC"), and the prospectus that is a part of the registration statement must be given to all prospective buyers. But because a substantial part of your premium pays for life insurance that will pay to your beneficiary, in the event of your death, an amount far exceeding your total premium payments, you should not buy this contract unless a major reason for the purchase is to provide life insurance protection. Because the contract provides whole-life or permanent insurance, it also serves a second important objective. It can be expected to provide an increasing cash surrender value that can be used during your lifetime.


BRIEF DESCRIPTION OF THE CONTRACT

The PRUVIDER Variable APPRECIABLE LIFE Contract (referred to from now on as the "Contract") is issued and sold by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.


Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which in turn is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by the Company's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Company policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of the Company as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Should Prudential convert to a stock company, the allocation of stock, cash or other benefits to policyholders and Contract owners would be made in accordance with procedures set forth in the plan of demutualization. In recent demutualizations, policyholders and contract owners of the converting mutual insurer have been eligible to receive consideration while policyholders and contract owners of the insurer's stock subsidiaries have not. It has not yet been determined whether any exceptions to that general approach will be made with respect to policyholders and Contract owners of Prudential's subsidiaries, including the Pruco Life insurance companies.

As of December 31, 1997, Prudential has invested $127 million in Pruco Life of New Jersey through its subsidiary Pruco Life Insurance Company in connection with Pruco Life of New Jersey's organization and operation. Prudential may from time to time make additional capital contributions to Pruco Life of New Jersey as needed to enable it to meet its reserve requirements


                                        1

================================================================================

================================================================================

and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life of New Jersey's financial statements begin on page B1 and should be considered only as bearing upon Pruco Life of New Jersey's ability to meet its obligations under the Contracts.

The Contract is a form of flexible premium variable life insurance. It is built around a Contract Fund, the amount of which changes every business day. That amount represents the value of your Contract on that day although you will have to pay a surrender charge if you decide to surrender the Contract during the first ten Contract years.


A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life of New Jersey has established the Pruco Life of New Jersey Variable Appreciable Account (the "Account") under New Jersey law as a separate investment account whose assets are segregated from all other assets of Pruco Life of New Jersey. Whenever you pay a premium, Pruco Life of New Jersey first deducts certain charges (described below) and, unless you decide otherwise puts the remainder - often called the "net premium" - into the Account, where it is combined with the net premiums from all other contracts like this one. The money in the Account, including your Contract Fund, is then invested in the following way. The Account is divided into 2 subaccounts and you must decide which one[s] will hold the assets of your Contract Fund. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. Those two portfolios -- called the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

Because the assets that relate to the Contract may be invested in these variable investment options, the Contract offers an opportunity for your cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit whole-life insurance. You, however, must accept the risk that if investment performance is unfavorable the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value. If you prefer to avoid this risk you may elect to allocate part or all of the net premiums in a fixed-rate option under which a stated interest rate is credited to the amount of your Contract Fund allocated to that option. See THE FIXED-RATE OPTION, page 9.

Pruco Life of New Jersey deducts certain charges from each premium payment and from the amounts held in the designated investment options. In addition, Pruco Life of New Jersey makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CONTRACT FEES AND CHARGES on page 10. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:


          -------------------------------------------------------------
                                 PREMIUM PAYMENT
          -------------------------------------------------------------
                                       |
                                       |
                     --------------------------------------
                      o less charge for taxes attributable
                        to premiums

                      o less $2 processing fee
                     ---------------------------------------


                                        2

================================================================================

================================================================================


  ----------------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

   o  To be invested in one or a combination of:
      o  The Conservative Balanced Portfolio
      o  The Flexible Managed Portfolio
      o  The Fixed-Rate Option
  ----------------------------------------------------------------------------
                                       |
                                       |
  ----------------------------------------------------------------------------
                                  DAILY CHARGES

   o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of the subaccounts for mortality and expense risks.

   o Management fees and expenses are deducted from the assets of the Series Fund. See DEDUCTIONS FROM PORTFOLIOS, page 10.

  ----------------------------------------------------------------------------
                                       |
                                       |
  ----------------------------------------------------------------------------
                                 MONTHLY CHARGES

   o A sales charge is deducted from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

   o The Contract Fund is reduced by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

   o The Contract Fund is reduced by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

   o A charge for anticipated mortality is deducted, with the maximum charge based on the non-smoker/smoker 1980 CSO Tables.

   o  If the Contract includes riders, a deduction from the Contract Fund will be made for charges applicable to those riders; a deduction will also be made if the rating class of the insured results in an extra charge.
  ----------------------------------------------------------------------------
                                       |
                                       |
  ----------------------------------------------------------------------------
                           POSSIBLE ADDITIONAL CHARGES

   o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred sales charge is assessed; the maximum contingent deferred sales charge during the first 5 years is 50% of the first year's primary annual premium but this charge is both subject to other important limitations and reduced for Contracts that have been in force for more than 5 years.

   o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred administrative charge is assessed; during the first 5 years, this charge equals $5 per $1,000 of face amount and it begins to decline uniformly after the fifth Contract year so that it disappears on the tenth Contract anniversary.

   o An administrative processing charge of up to $15 will be made in connection with each withdrawal of excess cash surrender value.

  ----------------------------------------------------------------------------

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend and have the financial capability to keep it in force for a substantial period.

When you first buy the Contract you give instructions to Pruco Life of New Jersey as to what combination of the three investment options you wish your Contract Fund invested. Thereafter


                                        3

================================================================================

================================================================================


you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 22 of this prospectus, and of the fixed-rate option are as follows:


BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total investment return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

FIXED-RATE OPTION

Guarantee against loss of principal plus income at a rate which may change at yearly intervals, but will never be lower than an effective annual rate of 4%.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may at any time change the instructions for the allocation of your premiums to the various investment options. You may also transfer amounts held in one option to another. There are restrictions upon transfers out of the fixed-rate option which under certain circumstances Pruco Life of New Jersey may waive.

THE SCHEDULED PREMIUM

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life of New Jersey guarantees that, if the Scheduled Premiums are paid when due (or if missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. The Contract will not lapse even if investment experience is unexpectedly so unfavorable that the Contract Fund value drops to below zero.


The amount of the scheduled premium depends on the Contract's face amount, the insured's sex and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 20. The scheduled premium will not be increased (except to reflect changes in the rate for taxes attributable to premiums). See PREMIUMS, page 13.


PAYMENT OF HIGHER PREMIUMS


The payment of premiums in excess of Scheduled Premiums may cause the Contract to be classified as a Modified Endowment Contract. See PREMIUMS, page 13 and TAX TREATMENT OF CONTRACT BENEFITS, page 20.


                                        4

================================================================================

================================================================================

CONTRACT LOANS


The Contract permits the owner to borrow up to 90% of the amount of the cash surrender value (100% of the portion allocated to the fixed-rate option) on favorable terms. See CONTRACT LOANS, page 16. When a loan is made, the amount held under the investment options described above is reduced, proportionately, by the amount of the loan.


PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS

Pruco Life of New Jersey's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life. However, it differs in two important ways. First, Pruco Life of New Jersey guarantees that if the Scheduled Premiums are paid when due or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and the face amount of insurance will be paid upon the death of the insured even if, because of unfavorable investment experience, the Contract Fund value should drop to below zero. Second, if all premiums are not paid when due (or made up), the Contract will not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract - an amount that increases each year and in later years becomes quite high; it is called the "Tabular Contract Fund." The Contract lapses when the Contract Fund falls to below this stated amount, rather than when it drops to zero. Thus, when a PRUVIDER Variable APPRECIABLE LIFE Contract lapses, it may still have considerable value and you will, therefore, have a substantial incentive to reinstate it, as well as an opportunity to make a considered decision whether to do so or to take, in one form or another, the cash surrender value. In effect, Pruco Life of New Jersey provides an early and timely warning against the imprudent use of the flexibility provided by the Contract.

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. That description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Series Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.

                     FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS
                               OF THE SERIES FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the 2 available portfolios of the Series Fund for each year, beginning with the year after the Series Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.


                                        5

================================================================================

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                              CONSERVATIVE BALANCED
                    ----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                    ----------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)    1992(a)    1991(a)    1990(a)   1989(a)   1988(a)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   15.52  $   15.31  $   14.10  $  14.91    $  14.24  $   14.32  $   13.06  $   13.36  $  12.30  $  11.89
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment
  income..........       0.76       0.66       0.63      0.53        0.49       0.56       0.69       0.82      0.89      0.77
Net realized and
  unrealized gains
  (losses) on
  investments.....       1.26       1.24       1.78     (0.68)       1.23       0.41       1.74      (0.14)     1.15      0.43
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
    Total from
      investment
      operations...      2.02       1.90       2.41     (0.15)       1.72       0.97       2.43       0.68      2.04      1.20
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.76)     (0.66)     (0.64)    (0.51)      (0.47)     (0.54)     (0.67)     (0.81)    (0.89)    (0.79)
Distributions from
  net realized
  gains...........      (1.81)     (1.03)     (0.56)    (0.15)      (0.58)     (0.51)     (0.50)     (0.17)    (0.09)       --
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
    Total
  distributions...      (2.57)     (1.69)     (1.20)    (0.66)      (1.05)     (1.05)     (1.17)     (0.98)    (0.98)    (0.79)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
Net Asset Value,
  end of year.....  $   14.97  $   15.52  $   15.31  $  14.10    $  14.91  $   14.24  $   14.32  $   13.06  $  13.36  $  12.30
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  --------  --------
TOTAL INVESTMENT
  RETURN(b).......      13.45%     12.63%     17.27%    (0.97)%     12.20%      6.95%     19.07%      5.27%    16.99%    10.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (in
  millions).......   $4,744.2   $4,478.8   $3,940.8  $3,501.1    $3,103.2   $2,114.0   $1,500.0   $1,100.2    $976.0    $815.6
Ratios to average
  net assets:
  Expenses........       0.56%      0.59%      0.58%     0.61%       0.60%      0.62%      0.63%      0.65%     0.64%     0.65%
  Net investment
    income........       4.48%      4.13%      4.19%     3.61%       3.22%      3.88%      4.89%      6.21%     6.81%     6.22%
Portfolio turnover
  rate............        295%       295%       201%      125%         79%        62%       115%        44%      154%      111%
Average commission
  rate paid per
  share...........    $0.0563    $0.0554        N/A       N/A         N/A        N/A        N/A        N/A       N/A       N/A

                                                                  FLEXIBLE MANAGED
                    ------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,
                    ------------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)    1992(a)    1991(a)    1990(a)    1989(a)    1988(a)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   17.79  $   17.86  $   15.50  $  16.96    $  16.01  $   16.29  $   14.00  $   14.45  $   13.12  $   12.33
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment
  income..........       0.59       0.57       0.56      0.47        0.57       0.58       0.65       0.72       0.82       0.72
Net realized and
  unrealized gains
  (losses) on
  investments.....       2.52       1.79       3.15     (1.02)       1.88       0.61       2.81      (0.47)      1.99       0.84
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
    Total from
      investment
      operations...      3.11       2.36       3.71     (0.55)       2.45       1.19       3.46       0.25       2.81       1.56
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.58)     (0.58)     (0.56)    (0.45)      (0.57)     (0.56)     (0.66)     (0.70)     (0.81)     (0.77)
Distributions from
  net realized
  gains...........      (3.04)     (1.85)     (0.79)    (0.46)      (0.93)     (0.91)     (0.51)        --      (0.67)        --
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
    Total
  distributions...      (3.62)     (2.43)     (1.35)    (0.91)      (1.50)     (1.47)     (1.17)     (0.70)     (1.48)     (0.77)
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
  end of year.....  $   17.28  $   17.79  $   17.86  $  15.50    $  16.96  $   16.01  $   16.29  $   14.00  $   14.45  $   13.12
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
                    ---------  ---------  ---------  --------    --------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT
  RETURN(b).......      17.96%     13.64%     24.13%    (3.16)%     15.58%      7.61%     25.43%      1.91%     21.77%     12.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (in
  millions).......   $5,490.1   $4,896.9   $4,261.2  $3,481.5    $3,292.2   $2,435.6   $1,990.7   $1,507.8   $1,386.5   $1,103.9
Ratios to average
  net assets:
  Expenses........       0.62%      0.64%      0.63%     0.66%       0.66%      0.67%      0.67%      0.69%      0.69%      0.70%
  Net investment
    income........       3.02%      3.07%      3.30%     2.90%       3.30%      3.63%      4.23%      5.13%      5.66%      5.52%
Portfolio turnover
  rate............        227%       233%       173%      124%         63%        59%        93%        52%       141%       128%
Average commission
  rate paid per
  share...........    $0.0569    $0.0563        N/A       N/A         N/A        N/A        N/A        N/A        N/A        N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                           PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1997, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1997. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS    INCEPTION TO
                              INCEPTION    YEAR ENDED      ENDED        ENDED         DATE
        PORTFOLIO               DATE        12/31/97     12/31/97     12/31/97      12/31/97
--------------------------  -------------  -----------  -----------  -----------  -------------
CONSERVATIVE BALANCED              5/83         13.45%       10.74%       11.15%        10.80%
FLEXIBLE MANAGED                   5/83         17.96%       13.25%       13.41%        12.18%

             ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS
                            AND ACCUMULATED PREMIUMS

The following tables have been prepared to help show how values under the Contract change with investment performance of the Account. The tables assume that no portion of the Contract Fund is allocated to the fixed-rate option. The tables illustrate how cash surrender values (reflecting the deduction of deferred sales load and administrative charges, if any) and death benefits of Contracts issued on an insured of a given age would vary over time if the gross investment return on the assets held in the selected Series Fund portfolios were a uniform, after tax, annual rate of 0%, 4%, 8%, and 12% and minimum scheduled premiums were paid. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 4%, 8%, and 12% but fluctuated over and under those averages throughout the years.

The death benefits and cash surrender values shown in the first two tables on pages T1 and T2 reflect Pruco Life of New Jersey's current charges. The values shown in these tables are calculated upon the assumption that Pruco Life of New Jersey will continue to use the administrative charges and mortality rates that it is currently using, even though it is permitted under the Contract to use higher administrative charges and the higher mortality charges specified in the 1980 CSO Table. While Pruco Life of New Jersey does not currently intend to withdraw or modify these reductions in charges, it reserves the right to do so.

The death benefits and cash surrender values shown in the next two tables on pages T3 and T4 are calculated upon the assumption that the maximum administrative charges allowable under the Contract and the maximum mortality charges specified by the 1980 CSO Table are made throughout the life of the Contract; they do not reflect Pruco Life of New Jersey's current practice of reducing the administrative and mortality charges.


The amounts shown for the death benefit and cash surrender value as of each Contract year reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.59% and also reflect the daily charge to the Account for assuming mortality and expense risks, which is equivalent to an effective annual rate of 0.9%. The 0.59% figure is based on an average of the current management fees of the two available portfolios and an analysis of historical operating expenses other than management fees, taking into account any applicable expense offsets. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.59%, will vary from year to year, and will depend on how the Contract Fund is allocated. Based on the above assumptions, gross annual rates of return of 0%, 4%, 8%, and 12% correspond in the tables to approximate net annual rates of return of -1.49%, 2.51%, 6.51%, and 10.51%, respectively. The tables reflect the fact that no charges for federal or state income taxes are currently made against the Account (other than "taxes attributable to premiums"). If such a charge is made in the future, it will take higher gross rates of return to produce the same net after-tax returns. The tables assume that the insured is in the preferred rating class, and the charge for federal, state and local taxes attributable to premiums is 3.25%.

Upon request, Pruco Life of New Jersey will furnish a comparable hypothetical illustration based on the proposed insured's age, sex and the face amount or premium amount requested. The illustrations can be prepared upon the assumptions that the insured is in the preferred or standard rating class or in a different risk classification, and can assume that annual, semi-annual, quarterly or monthly premiums are paid.


                                                            ILLUSTRATIONS
                                                            -------------

                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                   $5,000 GUARANTEED DEATH BENEFIT
                                                     $173.70 ANNUAL PREMIUM (1)
                                                  USING CURRENT CONTRACTUAL CHARGES

                                               Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   181         $5,003       $5,007      $ 5,011       $ 5,016         $  0       $    0      $     2       $     6
     2         $   369         $5,002       $5,013      $ 5,025       $ 5,036         $ 48       $   59      $    70       $    82
     3         $   564         $5,000       $5,019      $ 5,040       $ 5,063         $101       $  121      $   142       $   165
     4         $   767         $5,000       $5,024      $ 5,058       $ 5,096         $154       $  185      $   219       $   257
     5         $   978         $5,000       $5,028      $ 5,079       $ 5,136         $205       $  249      $   300       $   357
     6         $ 1,198         $5,000       $5,034      $ 5,105       $ 5,187         $268       $  330      $   401       $   483
     7         $ 1,427         $5,000       $5,039      $ 5,134       $ 5,248         $331       $  411      $   507       $   620
     8         $ 1,665         $5,000       $5,043      $ 5,167       $ 5,320         $392       $  494      $   618       $   771
     9         $ 1,912         $5,000       $5,047      $ 5,205       $ 5,404         $452       $  578      $   736       $   935
    10         $ 2,169         $5,000       $5,050      $ 5,248       $ 5,503         $511       $  663      $   861       $ 1,116
    15         $ 3,617         $5,000       $5,058      $ 5,544       $ 6,271         $721       $1,047      $ 1,532       $ 2,259
    20         $ 5,379         $5,000       $5,048      $ 6,027       $ 9,117         $882       $1,457      $ 2,436       $ 4,122
    25         $ 7,523         $5,000       $5,016      $ 6,983       $13,550         $970       $1,882      $ 3,643       $ 7,069
30 (Age 65)    $10,132         $5,000       $5,000      $ 8,747       $19,608         $940       $2,304      $ 5,202       $11,661
    35         $13,305         $5,000       $5,000      $10,721       $27,975         $700       $2,696      $ 7,157       $18,678
    40         $17,166         $5,000       $5,000      $12,973       $39,652         $ 52       $3,019      $ 9,560       $29,220
    45         $21,864         $5,000       $5,000      $15,607       $56,163         $  0       $3,189      $12,446       $44,788

----------------

(1)  If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                T1


                                     THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                    MALE PREFERRED ISSUE AGE 35
                                                 $20,000 GUARANTEED DEATH BENEFIT
                                                   $390.90 ANNUAL PREMIUM (1)
                                                USING CURRENT CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   407        $20,012      $20,024      $20,036      $ 20,048       $   39      $    50      $    62      $     74
     2         $   829        $20,013      $20,046      $20,080      $ 20,115       $  243      $   276      $   310      $    345
     3         $ 1,269        $20,002      $20,065      $20,133      $ 20,204       $  442      $   506      $   573      $    644
     4         $ 1,726        $20,000      $20,082      $20,195      $ 20,317       $  636      $   739      $   852      $    974
     5         $ 2,202        $20,000      $20,095      $20,266      $ 20,457       $  833      $   986      $ 1,157      $  1,347
     6         $ 2,697        $20,000      $20,112      $20,357      $ 20,636       $1,084      $ 1,296      $ 1,540      $  1,820
     7         $ 3,211        $20,000      $20,128      $20,461      $ 20,853       $1,335      $ 1,617      $ 1,950      $  2,342
     8         $ 3,746        $20,000      $20,141      $20,579      $ 21,111       $1,582      $ 1,944      $ 2,383      $  2,914
     9         $ 4,302        $20,000      $20,152      $20,715      $ 21,416       $1,824      $ 2,276      $ 2,839      $  3,539
    10         $ 4,881        $20,000      $20,160      $20,867      $ 21,773       $2,060      $ 2,612      $ 3,319      $  4,225
    15         $ 8,140        $20,000      $20,164      $21,949      $ 24,589       $2,900      $ 4,119      $ 5,903      $  8,544
    20         $12,106        $20,000      $20,092      $23,738      $ 34,499       $3,549      $ 5,730      $ 9,376      $ 15,597
    25         $16,931        $20,000      $20,000      $26,860      $ 51,316       $3,900      $ 7,391      $14,013      $ 26,771
30 (Age 65)    $22,801        $20,000      $20,000      $33,679      $ 74,293       $3,775      $ 9,031      $20,028      $ 44,181
    35         $29,942        $20,000      $20,000      $41,307      $106,029       $2,801      $10,514      $27,578      $ 70,789
    40         $38,631        $20,000      $20,000      $50,014      $150,318       $  181      $11,630      $36,856      $110,771
    45         $49,203        $20,000      $20,000      $60,199      $212,938       $    0      $11,934      $48,007      $169,812

----------------

(1)  If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T2


                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                   $5,000 GUARANTEED DEATH BENEFIT
                                                     $173.70 ANNUAL PREMIUM (1)
                                                  USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   181         $5,000       $5,000      $ 5,004       $ 5,009         $  0       $    0       $    0       $     0
     2         $   369         $5,000       $5,000      $ 5,010       $ 5,022         $ 35       $   45       $   56       $    67
     3         $   564         $5,000       $5,000      $ 5,018       $ 5,040         $ 82       $  101       $  120       $   142
     4         $   767         $5,000       $5,000      $ 5,028       $ 5,063         $128       $  157       $  189       $   224
     5         $   978         $5,000       $5,000      $ 5,040       $ 5,093         $172       $  214       $  261       $   314
     6         $ 1,198         $5,000       $5,000      $ 5,054       $ 5,130         $228       $  285       $  350       $   426
     7         $ 1,427         $5,000       $5,000      $ 5,071       $ 5,174         $283       $  356       $  443       $   547
     8         $ 1,665         $5,000       $5,000      $ 5,090       $ 5,228         $336       $  428       $  541       $   679
     9         $ 1,912         $5,000       $5,000      $ 5,112       $ 5,291         $388       $  501       $  643       $   822
    10         $ 2,169         $5,000       $5,000      $ 5,137       $ 5,366         $439       $  574       $  750       $   979
    15         $ 3,617         $5,000       $5,000      $ 5,320       $ 5,954         $603       $  887       $1,309       $ 1,942
    20         $ 5,379         $5,000       $5,000      $ 5,627       $ 7,702         $713       $1,205       $2,037       $ 3,482
    25         $ 7,523         $5,000       $5,000      $ 6,110       $11,242         $742       $1,503       $2,975       $ 5,865
30 (Age 65)    $10,132         $5,000       $5,000      $ 7,022       $15,936         $635       $1,744       $4,176       $ 9,477
    35         $13,305         $5,000       $5,000      $ 8,452       $22,224         $284       $1,853       $5,643       $14,837
    40         $17,166         $5,000       $5,000      $10,014       $30,713         $  0       $1,672       $7,379       $22,633
    45         $21,864         $5,000       $5,000      $11,750       $42,268         $  0       $  767       $9,370       $33,708

----------------

(1)  If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                 T3


                                      THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                     MALE PREFERRED ISSUE AGE 35
                                                  $20,000 GUARANTEED DEATH BENEFIT
                                                     $390.90 ANNUAL PREMIUM (1)
                                                  USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net) (-1.49% Net)  (2.51% Net)  (6.51% Net)  (10.51% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $   407        $20,000      $20,000      $20,009      $ 20,020       $   12       $   24      $    35      $     46
     2         $   829        $20,000      $20,000      $20,024      $ 20,057       $  191       $  222      $   253      $    286
     3         $ 1,269        $20,000      $20,000      $20,045      $ 20,111       $  364       $  423      $   485      $    551
     4         $ 1,726        $20,000      $20,000      $20,074      $ 20,186       $  533       $  628      $   731      $    843
     5         $ 2,202        $20,000      $20,000      $20,110      $ 20,284       $  705       $  844      $ 1,000      $  1,174
     6         $ 2,697        $20,000      $20,000      $20,154      $ 20,408       $  925       $1,117      $ 1,338      $  1,591
     7         $ 3,211        $20,000      $20,000      $20,208      $ 20,561       $1,145       $1,398      $ 1,697      $  2,050
     8         $ 3,746        $20,000      $20,000      $20,271      $ 20,746       $1,360       $1,683      $ 2,074      $  2,549
     9         $ 4,302        $20,000      $20,000      $20,345      $ 20,968       $1,569       $1,970      $ 2,469      $  3,092
    10         $ 4,881        $20,000      $20,000      $20,431      $ 21,232       $1,772       $2,260      $ 2,883      $  3,683
    15         $ 8,140        $20,000      $20,000      $21,070      $ 23,346       $2,433       $3,487      $ 5,024      $  7,300
    20         $12,106        $20,000      $20,000      $22,169      $ 28,945       $2,881       $4,725      $ 7,807      $ 13,086
    25         $16,931        $20,000      $20,000      $23,925      $ 42,300       $2,994       $5,874      $11,387      $ 22,068
30 (Age 65)    $22,801        $20,000      $20,000      $26,854      $ 60,009       $2,566       $6,774      $15,970      $ 35,686
    35         $29,942        $20,000      $20,000      $32,365      $ 83,731       $1,153       $7,105      $21,608      $ 55,902
    40         $38,631        $20,000      $20,000      $38,386      $115,758       $    0       $6,187      $28,287      $ 85,303
    45         $49,203        $20,000      $20,000      $45,078      $159,345       $    0       $2,146      $35,948      $127,073

----------------

(1)  If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2)  Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                 T4

                            GENERAL INFORMATION ABOUT
                  PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE
                        ACCOUNT AND THE FIXED RATE OPTION


PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

The Pruco Life of New Jersey Variable Appreciable Account was established on January 13, 1984 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey. Pruco Life of New Jersey is also the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.


The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life of New Jersey. There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.


THE FIXED-RATE OPTION

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life of New Jersey has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, subject Pruco Life of New Jersey and its directors to civil liability if that results in any damage.


As explained earlier, you may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to the fixed-rate option, and the amount so allocated or transferred becomes part of Pruco Life of New Jersey's general assets. Sometimes this is referred to as Pruco Life of New Jersey's general account, which consists of all assets owned by Pruco Life of New Jersey other than those in the Account and in other separate accounts that have been or may be established by Pruco Life of New Jersey. Subject to applicable law, Pruco Life of New Jersey has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life of New Jersey guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life of New Jersey declares periodically. This rate may not be less than an effective annual rate of 4%. Currently, declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year. See CONTRACT DATE, page
13. Thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life of New Jersey reserves the right to change this practice. Pruco Life of New Jersey is not obligated to credit interest at a higher rate than 4%, although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.

Transfers from the fixed-rate option are subject to strict limits. (See TRANSFERS, page 14). The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to 6 months (see WHEN PROCEEDS ARE PAID, page 18).

                      DETAILED INFORMATION FOR PROSPECTIVE
                                 CONTRACT OWNERS


REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The Contract may generally be issued on insureds below the age of 76. Generally, the minimum initial guaranteed death benefit that can be applied for is $5,000 and the maximum that can be applied for is $25,000. For proposed insureds 21 years of age or younger, the minimum initial guaranteed death benefit that can be applied for is $10,000. Before issuing any Contract, Pruco Life of New Jersey requires evidence of insurability which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. A higher premium is charged if an extra mortality risk is involved. These are the current underwriting requirements. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"


Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.


CONTRACT FEES AND CHARGES

This section provides a detailed description of each charge that is described briefly in the chart on page 2, and an explanation of the purpose of the charge.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, will be the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life of New Jersey is now charging. However, if circumstances change, Pruco Life of New Jersey reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

A Contract owner may add several "riders" to the Contract which provide additional benefits, which are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.


Deductions from Premiums


(a) A charge for taxes attributable to premiums is deducted from each premium. That charge is currently made up of two parts. The first part is a charge for state and local premium-based taxes. It varies from jurisdiction to jurisdiction and generally ranges from 0.75% to 5% (but in some instances it may exceed 5%) of the premium received by Pruco Life of New Jersey. The amount charged may be more than Pruco Life of New Jersey actually pays. The second part is for federal income taxes measured by premiums and it is equal to 1.25% of the premium. Pruco Life of New Jersey believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $130,658, $168,923, and $153,339, respectively, in charges for payment of taxes attributable to premiums.

(b) A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $219,537, $205,362, and $169,672, respectively, in processing charges.


Deductions from Portfolios


(a) An investment advisory fee is deducted daily from each portfolio at an annual rate of 0.55% for the Conservative Balanced Portfolio and 0.60% for the Flexible Managed Portfolio.


(b) The expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income.

These expenses also vary from portfolio to portfolio. The total expenses of each portfolio for the year 1997 expressed as a percentage of the average assets during the year are shown below:

    ----------------------------------------------------------------------
                              |    ADVISORY   |     OTHER    |     TOTAL
           PORTFOLIO          |      FEE      |   EXPENSES   |   EXPENSES
    --------------------------|---------------|--------------|------------
    Conservative Balanced     |     0.55%     |     0.01%    |     0.56%
    Flexible Managed          |     0.60%     |     0.02%    |     0.62%
    ----------------------------------------------------------------------





Monthly Deductions from Contract Fund

The following monthly charges are deducted proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) A sales charge, often called a sales load, is deducted to pay part of the costs Pruco Life of New Jersey incurs in selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium" which is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The deduction is made whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, this charge is somewhat less than (significantly less for Contracts with small face amounts) 6% of the annual Scheduled Premium.


There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES, page 12. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $568,524, $468,823, and $351,003 ,respectively, in sales load charges.

(b) A charge of not more than $0.01 per $1000 of face amount of insurance is made to compensate Pruco Life of New Jersey for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $26,181, $24,222, and $19,558, respectively, for this risk charge.

(c) An administrative charge of $6 plus up to $0.19 per $1,000 per month of face amount of insurance is deducted each month. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 13, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $1,352,185, $1,263,734, and $1,028,516, respectively, in monthly administrative charges.

(d) A mortality charge is deducted that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enables Pruco Life of New Jersey to pay the death benefit for the few insureds who die. The maximum mortality charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age, sex and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non- Smoker/Smoker 1980 CSO Tables. Pruco Life of New Jersey may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts in force pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 17.

(e) If the Contract includes riders, Pruco Life of New Jersey deducts any charges applicable to those riders from the Contract Fund on each Monthly date. In addition, Pruco Life of New Jersey will deduct on each Monthly date any extra charge incurred because of the rating class of the insured.

(f) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. Pruco Life of New Jersey will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account.

Under current law, Pruco Life of New Jersey may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life of New Jersey that are attributable to the Account may result in a corresponding charge against the Account.


Daily Deduction from the Contract Fund


Each day a charge is deducted from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate Pruco Life of New Jersey for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life of New Jersey estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life of New Jersey estimated in fixing its administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $154,038, $113,587, and $71,857, respectively, in mortality and expense risk charges.


Surrender or Withdrawal Charges

(a) An additional sales load (the CDSL) is charged if a Contract is surrendered for its cash surrender value or lapses during the first 10 Contract years. It is not deducted from the death benefit if the insured should die during this period. This maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse during the first 5 Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the tenth anniversary. Other important limitations apply. They are described more fully in the Statement of Additional Information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract.


  ---------------------------------------------------------------------------
              |            |            |            |         |  CUMULATIVE
              |            | CUMULATIVE |            |         |  TOTAL SALES
   SURRENDER, | CUMULATIVE | SALES LOAD | CONTINGENT |  TOTAL  |    LOAD AS
  LAST DAY OF |  SCHEDULED |  DEDUCTED  |  DEFERRED  |  SALES  | PERCENTAGE OF
    YEAR NO.  |  PREMIUMS  |    FROM    | SALES LOAD |  LOAD   |   SCHEDULED
              |    PAID    |  CONTRACT  |            |         |   PREMIUMS
              |            |    FUND    |            |         |     PAID
  ------------|------------|------------|------------|---------|-------------
        1     |  $ 390.90  |   $ 18.24  |   $ 87.22  | $105.46 |    26.98%
        2     |    781.80  |    36.48   |    104.16  |  140.64 |    17.99%
        3     |   1,172.70 |    54.72   |    121.10  |  175.82 |    14.99%
        4     |   1,563.60 |    72.96   |    138.04  |  211.00 |    13.49%
        5     |   1,954.50 |    91.20   |    146.55  |  237.75 |    12.16%
        6     |   2,345.40 |    109.44  |    121.80  |  231.24 |      9.86%
        7     |   2,736.30 |    127.68  |     91.40  |  219.08 |      8.01%
        8     |   3,127.20 |    145.92  |     60.80  |  206.72 |      6.61%
        9     |   3,518.10 |    164.16  |     30.40  |  194.56 |      5.53%
       10     |   3,909.00 |    182.40  |      0.00  |  182.40 |      4.67%
  ---------------------------------------------------------------------------


The percentages shown in the last column will not be appreciably different for insureds of different ages.

(b) An administrative charge of $5 per $1,000 of face amount of insurance is deducted upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the tenth Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. During 1997, 1996 and 1995, Pruco Life of New Jersey received a total of approximately $53,157, $33,452, and $22,963, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


Transaction Charges


An administrative processing charge equal to the lesser of $15 or 2% of the amount withdrawn will be made in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the Statement of Additional Information.


CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the date of the application or the date of any medical examination. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract date will ordinarily be the date the first premium was paid and the Contract was delivered. Under certain circumstances, Pruco Life of New Jersey will permit a Contract to be back-dated but only to a date not earlier than 6 months prior to the date of the application. It may be advantageous for a Contract owner to have an earlier Contract date since that will result in the use by Pruco Life of New Jersey of a lower issue age in determining the amount of the scheduled premium. Pruco Life of New Jersey will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract date, all scheduled premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

As already explained, the Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about 3 weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life of New Jersey's consent, you may change the frequency of premium payments.


You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 11. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.


The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.


--------------------------------------------------------------------------------
                  |     $10,000 FACE AMOUNT      |      $20,000 FACE AMOUNT
                  |------------------------------|------------------------------
                  |   PREFERRED   |   STANDARD   |    PREFERRED   |  STANDARD
------------------|---------------|--------------|----------------|-------------
 Male, age 35     |    $233.70    |   $274.01    |     $390.90    |  $ 471.52
   at issue       |               |              |                |
------------------|---------------|--------------|----------------|-------------
Female, age 45    |    $278.04    |   $308.53    |     $479.59    |  $ 540.57
   at issue       |               |              |                |
------------------|---------------|--------------|----------------|-------------
 Male, age 55     |    $450.96    |   $562.17    |     $825.43    |  $1047.86
   at issue       |               |              |                |
-------------------------------------------------------------------------------


The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual scheduled premium for that Contract.

--------------------------------------------------------------------------------
                    |     $10,000 FACE AMOUNT     |     $20,000 FACE AMOUNT
                    |-----------------------------|-----------------------------
                    |    MONTHLY    |    ANNUAL   |    MONTHLY    |    ANNUAL
--------------------|---------------|-------------|---------------|-------------
 Male, age 35       |    $22.43     |   $233.70   |    $36.59     |   $390.90
   at issue         |               |             |               |
--------------------|---------------|-------------|---------------|-------------
Female, age 45      |    $26.46     |   $278.04   |    $44.65     |   $479.59
   at issue         |               |             |               |
--------------------|---------------|-------------|---------------|-------------
 Male, age 55       |    $41.96     |   $450.96   |    $75.66     |   $825.43
   at issue         |               |             |               |
--------------------------------------------------------------------------------


A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. This may be done by making occasional unscheduled premium payments or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life of New Jersey will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, payment of a Scheduled Premium need not be made if the Contract Fund is sufficiently large to enable the charges due under the Contract to be made without causing the Contract to lapse. See LAPSE AND REINSTATEMENT, page 17. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract. If this happens, loans and other distributions which would otherwise not be taxable events will be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.

Pruco Life of New Jersey will generally accept any premium payment if the payment is at least $25. Pruco Life of New Jersey does reserve the right, however, to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 16. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


ALLOCATION OF PREMIUMS


On the Contract date, a $2 processing charge and the charge for taxes attributable to premiums are deducted from the initial premium. The remainder is allocated on the Contract date among the subaccount[s] or the fixed-rate option according to the desired allocation specified in the application form. From this invested portion of the initial premium, the first monthly deductions are made. See CONTRACT FEES AND CHARGES, page 10. The invested portion of any part of the initial premium in excess of the Scheduled Premium is placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract date. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested. All subsequent premium payments, after the deduction from premiums, will be invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning the Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 331/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.


TRANSFERS


If the Contract is not in default, or if the Contract is in force as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT , page 17), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently, you may make additional transfers with Pruco Life of New Jersey's consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred.


In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and should also change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The valuation period is defined as the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on policies that are assigned, depending on the terms of the assignment. Pruco Life of New Jersey has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Pruco Life of New Jersey will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option are subject to restrictions and may only be made with Pruco Life of New Jersey's consent. Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at a Home Office. These limits are subject to change in the future.


The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the subaccounts and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent under a power of attorney on behalf of more than one Contract owner.


HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As explained above, after the tenth Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.


On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See CONTRACT FEES AND CHARGES, page 10. This amount is placed in the investment options designated by the owner. Thereafter the Contract Fund value changes daily, reflecting increases or decreases in the value of the securities in which the assets of the subaccount have been invested, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.


A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life of New Jersey will tell a Contract owner the cash surrender value of his or her Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if a Contract owner continues to pay Scheduled Premiums when due.

The tables on pages T1 through T4 of this prospectus illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.

HOW A CONTRACT'S DEATH BENEFIT WILL VARY


The death benefit will change from the outset with investment experience. The precise way in which that will occur is complicated and is described in the Statement of Additional Information. In general, and assuming the optional paid-up benefit is not in effect, see PAID-UP INSURANCE OPTION, page 18, if the net investment performance is 4% per year or higher, the death benefit will increase; if it is below 4%, it will decrease. Pruco Life of New Jersey guarantees, however, that it will not decrease below the face amount of insurance. If unfavorable experience of that kind should occur, it must be offset by favorable experience before the death benefit begins to increase again.


If the Contract is kept in force for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where, to meet certain provisions of the Internal Revenue Code which require that the death benefit always be greater than the Contract Fund value, the death benefit must be increased. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the Statement of Additional Information.

CONTRACT LOANS

The owner may borrow from Pruco Life of New Jersey up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to (1) 90% of an amount equal to the portion of the Contract Fund value attributable to the variable investment options and to any prior loan[s] supported by the variable investment options, minus the portion of any charges attributable to variable investment options that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.


Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life of New Jersey will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in force for a limited time. If you fail to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 20, and LAPSE AND REINSTATEMENT, page 17.


When a loan is made, an amount equal to the loan proceeds will be transferred out of the variable investment options and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.


Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,242.58. This amount is lower than the cash surrender value shown on that page for the end of

Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.51% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Series Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


SURRENDER OF A CONTRACT


You may surrender a Contract for its cash surrender value while the insured is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets our needs, to a Home Office. The cash surrender value of a surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in the Home Office. We are currently allowing partial surrenders of Contracts, but we reserve the right to cancel this administrative practice. Surrender of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20


LAPSE AND REINSTATEMENT

As has already been explained, if Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals, a Contract will remain in force even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero or less.

In addition, even if a Scheduled Premium is not paid, the Contract will remain in force as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.


However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract in force, the Contract will go into default. Should this happen, Pruco Life of New Jersey will send you a notice of default setting forth the payment necessary to keep the Contract in force on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life of New Jersey requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life of New Jersey prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

Fixed Extended Term Insurance. The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.


Fixed Reduced Paid-Up Insurance. This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if a Contract loan is taken. You will be told, if you ask, what the amount of the insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


Variable Reduced Paid-Up Insurance. This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the selected investment options. There will be a new guaranteed minimum death benefit. Variable reduced paid-up insurance has cash surrender and loan values.

Variable reduced paid-up insurance is the automatic option provided upon lapse, if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. Variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life of New Jersey does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


What Happens If No Request Is Made? Except in the two situations described below, if no request is made the "automatic option" will be fixed extended term insurance. If that is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur when there is a Contract debt outstanding when the Contract lapses.

PAID-UP INSURANCE OPTION


In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life of New Jersey is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been in force for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor. Upon request, Pruco Life of New Jersey will quote the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than the quoted amount is received within two weeks of the quote. There is no guarantee if the remittance is received within the two week period and is less than the quoted amount or if the remittance is received outside the two week period. In this case, Pruco Life of New Jersey will add the remittance to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount is calculated below the face amount, the insured will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life of New Jersey reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.


REDUCED PAID-UP INSURANCE OPTION


Like the paid-up insurance option, reduced paid-up insurance provides the insured with lifetime insurance coverage without the payment of additional premiums. However, reduced paid-up insurance provides insurance coverage which is generally lower than the death benefit of the Contract. Reduced paid-up insurance is based upon a Contract's current net cash value and can be requested at any time. This option is available only when the Contract is not in default and Pruco Life of New Jersey is not paying any premiums in accordance with any payment of premium benefit that may be included in the Contract. In order to receive reduced paid-up insurance, a Contract owner must make a proper written request, and Pruco Life of New Jersey may request that the owner send the Contract to a Home Office to be endorsed. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 20.


WHEN PROCEEDS ARE PAID

Pruco Life of New Jersey will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within 7 days after receipt at a Home Office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New

York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract in force as fixed reduced paid-up insurance or as extended term insurance, Pruco Life of New Jersey expects to pay the cash surrender value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash surrender value for up to 6 months (or a shorter period if required by applicable law). Pruco Life of New Jersey will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

Contract applicants may elect to add the LIVING NEEDS BENEFIT(SM) to their Contracts at issue. The benefit may vary state-by-state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows the Contract owner to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. The following option may be available. A Pruco Life of New Jersey representative should be consulted as to whether additional options may be available.

Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of 6 months or less. When satisfactory evidence is provided, Pruco Life of New Jersey will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for 6 months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life of New Jersey reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life of New Jersey can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner under a particular Contract, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.


The Contract owner should consider whether adding this settlement option is appropriate in his or her given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the Health Insurance Portability and Accountability Act of 1996 excludes from income the LIVING NEEDS BENEFIT if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). Contract owners should consult a qualified tax advisor before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect a Contract owner's eligibility for certain government benefits or entitlements.


VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life of New Jersey is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life of New Jersey will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life of New Jersey will be voted in the same proportion as shares in the respective portfolios for which instructions are received.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the

Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which you may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life of New Jersey instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life of New Jersey will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life of New Jersey reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.


Pruco Life of New Jersey may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life of New Jersey itself may disregard voting instructions that would require changes in the investment policy or investment manager of one or more of the Series Fund's portfolios, provided that Pruco Life of New Jersey reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life of New Jersey does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.


REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed extended term insurance or fixed reduced paid-up insurance), you will be sent a statement that provides certain information pertinent to your own Contract. These statements show all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. That statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life of New Jersey may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in both. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the inside front cover page of this prospectus.

TAX TREATMENT OF CONTRACT BENEFITS

The tax treatment of life insurance is complex and may change. Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life of New Jersey believes the tax laws apply in the most commonly occurring circumstances. A more technical discussion of what follows is contained in the Statement of Additional Information.

Treatment as Life Insurance. Pruco Life of New Jersey believes that the Contract should qualify as "life insurance" under the Internal Revenue Code. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and
(2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

Although Pruco Life of New Jersey believes the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will continue to qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution received by an owner prior to an insured's death will depend upon whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value will generally not be taxable unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, all or a portion of a withdrawal during the first 15 contract years may be taxable even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, pre-death distributions, including loans and withdrawals (even those made during the 2 year period before the Contract became a Modified Endowment Contract), will be taxed first as investment income to the extent of gain in the Contract, and then as a return of the Contract owner's investment in the Contract. In addition, pre-death distributions (including full surrenders) will be subject to a penalty of 10% of the amount includible in income unless the amount is distributed on or after the owner reaches age 59 1/2, on account of the owner's disability, or as a life annuity.

A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased during the first seven Contract years, or if the face amount of insurance is increased or if a rider is added or removed from the Contract. You should consult with your tax advisor before making any of these policy changes.

Other Tax Consequences. There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

Withholding. The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes will be withheld or in certain other circumstances.

OTHER CONTRACT PROVISIONS


There are several other Contract provisions that are of less significance to you than those already described in detail either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the EXPANDED TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION, page 29 and described in greater detail in the Statement of Additional Information.


                    FURTHER INFORMATION ABOUT THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund") is a Maryland corporation organized on November 15, 1982. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

The Series Fund is currently made up of fifteen separate portfolios, two of which, the Conservative Balanced and Flexible Managed Portfolios, are available to Contract owners. Each portfolio is, for many purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. In other respects the Series Fund is treated as one entity. For example, the Series Fund has only one Board of Directors and owners of the shares of each portfolio are entitled to vote for members of the Board.

Shares in the Series Fund are currently sold and redeemed at the close of each business day, at their net asset value, determined in the manner described in the Statement of Additional Information, only to separate accounts of Prudential and its subsidiaries. They may, in the future, be sold to other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those companies.


Prudential is the investment manager of the Series Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 27.


                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. Those risks, as explained above, are borne by the Contract owner. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The investment objectives of both portfolios available to PRUVIDER Contract owners are set forth on page 4. For the sake of convenience, they are repeated here, followed in each case by a brief description of the policies of both portfolios. In some cases a fuller description of those policies is in the Statement of Additional Information. There is no guarantee that any of these objectives will be met.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:


            Asset Type            Minimum      Normal      Maximum
            ----------            -------      ------      -------
              Stocks                15%          35%         50%
      Bonds and Money Market        25%          65%         85%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.


The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. A description of corporate bond ratings is contained in the Statement of Additional Information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced

Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.


To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 24.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 26, and in detail in the Statement of Additional Information.

The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the portfolio since 1995 and manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.


FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:


          Asset Type        Minimum       Normal       Maximum
          ----------        -------       ------       -------
            Stocks            25%           60%         100%
             Bonds             0%           40%          75%
         Money Market          0%           0%           75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with longer maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Statement of Additional Information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.


To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, below.


In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 26, and in detail in the Statement of Additional Information.


The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.


The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Conservative Balanced Portfolio of the Series Fund.


FOREIGN SECURITIES

The bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs") and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve risks of political and economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the Statement of Additional Information.

RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced and Flexible Managed Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.

OPTIONS, FUTURES CONTRACTS AND SWAPS

The description of the portfolios' investment policies also state whether they will invest in what are sometimes called derivative securities. These include options (which may be to buy or sell equity securities, debt securities, stock indices, foreign currencies and stock index futures contracts); futures contracts on interest bearing securities, stock and interest rate indices, and foreign currencies; and interest rate swaps. These investments have not in the past represented more than a very minor part of the investments of any portfolio but may increase in the future.

A call option gives the owner the right to buy and a put option the right to sell a designated security or index at a predetermined price for a given period of time. They will be used primarily to hedge or minimize fluctuations in the principal value of a portfolio or to generate additional income. They involve risks which differ, depending upon the particular option. But they often offer an attractive alternative to the purchase or sale of the related security.


Futures contracts represent a contractual obligation to buy or sell a designated security or index within a stated period. They can be used as a hedge against or to minimize fluctuations of a portfolio or as an efficient way of establishing certain positions more quickly than direct purchase of the securities. They involve risks of various kinds, all of which could result in losses rather than in achieving the intended objective of any particular purchase.


Because options, futures and swaps are now used to such a limited extent, a full description of these investments and the risks associated with them is in the Statement of Additional Information.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. Both portfolios participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use reverse repurchase agreements and dollar rolls. The money market portion of these portfolios may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. No portfolio will obligate more than 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

LOANS OF PORTFOLIO SECURITIES


Both of the portfolios may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government Securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities, while receiving a fee from the borrower or earning interest on the investment of the cash collateral.


There is a slight risk that the borrower may become insolvent, which might delay carrying out a decision to sell the loaned security. This risk can be minimized by careful selection of borrowers and requiring and monitoring the adequacy of capital. No loans will be made to any broker affiliated with Prudential.


                    INVESTMENT RESTRICTIONS APPLICABLE TO THE
                                   PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

A detailed discussion of investment restrictions applicable to the Series Fund is in the Statement of Additional Information.


                     INVESTMENT MANAGEMENT ARRANGEMENTS AND
                                    EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment manager.

Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment manager. Total assets under management as of December 31, 1997 were over $370.4 billion which includes over $251.6 billion owned by Prudential and approximately $118.8 billion of external assets under Prudential's management.


Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential, with respect to the Conservative Balanced and Flexible Managed Portfolios, are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC which provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio. It is set forth on page 10. Further information about the investment management arrangements and the expenses of the Series Fund is in the Statement of Additional Information.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is in the Statement of Additional Information.


                                STATE REGULATION

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.


                                     EXPERTS

The financial statements included in this prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for the year ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Pruco Life of New Jersey. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.


                                   LITIGATION

Several actions have been brought against Pruco Life of New Jersey alleging that Pruco Life of New Jersey and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life of New Jersey for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life of New Jersey that would have a material effect on its financial position.

                              YEAR 2000 COMPLIANCE

The services provided to the Contract owners by Pruco Life of New Jersey and Prusec depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, Pruco Life of New Jersey and Prusec's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Pruco Life of New Jersey's abilities to meet its contractual commitments to Contract owners.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.


                   EXPANDED TABLE OF CONTENTS OF STATEMENT OF
                             ADDITIONAL INFORMATION

Included in the registration statements for the Contracts and the Series Fund is a Statement of Additional Information which is available without charge by writing to Pruco Life of New Jersey at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.

I.     MORE DETAILED INFORMATION ABOUT THE CONTRACT.

       SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life of New Jersey determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

       REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life of New Jersey's expenses will be reduced, some of the charges under those Contracts may be reduced.

       PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

       UNISEX PREMIUMS AND BENEFITS. In some states and under certain circumstances, premiums and benefits will not vary with the sex of the insured.

       HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

       WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life of New Jersey representative to discuss whether a withdrawal or a loan is preferable.

       TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

       SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the scheduled premiums for the second through tenth years and smaller commissions thereafter.

       RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

       OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.

II.    INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

             General
             Convertible Securities
             Loan Participations
             Warrants
             Options and Futures
             When-Issued and Delayed Delivery Securities
             Short Sales
             Short Sales Against the Box
             Interest Rate Swaps
             Loans of Portfolio Securities
             Illiquid Securities
             Forward Foreign Currency Exchange Contracts

       A more detailed description is given of these investments and the policies of these portfolios.

III.   INVESTMENT RESTRICTIONS.

       There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.    INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.

       A fuller description than that in the prospectus is given.

V.     PORTFOLIO TRANSACTIONS AND BROKERAGE.

       A description is given of how securities transactions are effected and how Prudential selects the brokers.

VI.    DETERMINATION OF NET ASSET VALUE.

       A full description is given of how the daily net asset value of each portfolio is determined.

VII.   SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST.

       A full description is given.

VIII.  DEBT RATINGS.

       A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Ratings Services describe the creditworthiness of debt securities.

IX.    POSSIBLE REPLACEMENT OF THE SERIES FUND.

       Although it is most unlikely, it is conceivable that Pruco Life of New Jersey might wish to replace the Series Fund portfolios with other investment options. SEC approval will be needed.

X.     OTHER INFORMATION CONCERNING THE SERIES FUND.

             Incorporation and Authorized Stock
             Dividends, Distributions and Taxes
             Custodian, Transfer Agent, and Dividend Disbursing Agent
             Year 2000
             Experts
             License

       More detail is provided about these matters.

XI. DIRECTORS AND OFFICERS OF PRUCO LIFE NEW JERSEY AND MANAGEMENT OF THE SERIES FUND.

       The names and recent affiliations of Pruco Life of New Jersey's directors and executive officers are given. The same information is given for the Series Fund.

XII.   FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

XIII.  THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.


                             ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the Statement of Additional Information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life of New Jersey. Its address and telephone number are on the inside front cover of this prospectus.

                              FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts. The financial statements of the Series Fund are in the Statement of Additional Information.

                           FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1997

                                                                              SUBACCOUNTS
                                                              -------------------------------------------
                                                                   FLEXIBLE              CONSERVATIVE
                                                                   MANAGED                 BALANCED
                                                              ------------------       ------------------
ASSETS
   Investment in shares of The Prudential Series Fund,
   Inc.
     Portfolios at net asset value [Note 3].............      $      379,348,661       $     110,777,098
   Receivable from Pruco Life Insurance Company
     of New Jersey [Note 2].............................                       0                  16,127
                                                              ------------------       -----------------
      Net Assets........................................      $      379,348,661       $     110,793,225
                                                              ==================       =================

NET ASSETS, representing:
   Equity of Contract owners............................      $      379,336,848       $     110,793,225
   Equity of Pruco Life Insurance Company of New Jersey                   11,813                       0
                                                              ------------------       -----------------
                                                              $      379,348,661       $     110,793,225
                                                              ==================       =================



STATEMENTS OF OPERATIONS
For the year ended December 31, 1997

                                                                              SUBACCOUNTS
                                                              -------------------------------------------
                                                                   FLEXIBLE              CONSERVATIVE
                                                                   MANAGED                 BALANCED
                                                              ------------------       ------------------

INVESTMENT INCOME
   Dividend distributions received......................      $       10,897,673       $      4,982,357
EXPENSES
   Charges to Contract owners for assuming
     mortality risk and expense risk [Note 5A]..........               2,184,985                665,939
   Reimbursement for excess expenses [Note 5D]..........                (793,096)              (163,989)
                                                              ------------------       -----------------
NET EXPENSES............................................               1,391,889                501,950
                                                              ------------------       -----------------
NET INVESTMENT INCOME...................................               9,505,784              4,480,407
                                                              ------------------       -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Capital gains distributions received.................              56,731,648             11,925,141
   Realized gain on shares redeemed
     [average cost basis]...............................               2,974,960                961,056
   Net change in unrealized (loss) on investments.......             (11,688,757)            (4,407,263)
                                                              ------------------       -----------------
NET GAIN ON INVESTMENTS.................................              48,017,851              8,478,934
                                                              ------------------       -----------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS............................      $       57,523,635       $     12,959,341
                                                              ==================       =================



            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A6
                                       A1

                           FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997,  1996 and 1995

                                                                                        SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                    FLEXIBLE                             CONSERVATIVE
                                                                     MANAGED                               BALANCED

                                                      --------------------------------------   ------------------------------------
                                                         1997         1996         1995          1997         1996         1995
                                                      ---------    ----------   -----------    ----------   ----------   ----------

OPERATIONS:
   Net investment income........................      $9,505,784   $8,554,971   $ 7,690,078    $4,480,407   $3,617,454   $3,339,301
   Capital gains distributions received.........      56,731,648   31,237,057    12,349,890    11,925,141    6,285,583    3,199,302
   Realized gain on shares redeemed
     [average cost basis].......................       2,974,960    1,665,484       862,723       961,056      631,625      395,934
   Net change in unrealized gain (loss) on
     investments................................     (11,688,757)  (2,307,005)   35,074,463    (4,407,263)     818,813    6,759,491
                                                    ------------ ------------  ------------  ------------ ------------  -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS....................      57,523,635   39,150,507    55,987,154    12,959,341   11,353,475   13,694,028
                                                    ------------ ------------  ------------  ------------ ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM PREMIUM PAYMENTS
   AND OTHER OPERATING TRANSFERS
   [Note 7].....................................     (10,329,244)  (4,012,445)    7,645,276    (4,971,703)  (2,779,707)    (668,617)
                                                    ------------ ------------  ------------  ------------ ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM EQUITY TRANSFERS
   [Note 8].....................................        (219,866)     (30,235)      (84,390)     (508,220)     307,568     (183,597)
                                                    ------------ ------------  ------------  ------------ ------------  -----------

TOTAL INCREASE IN NET ASSETS....................      46,974,525   35,107,827    63,548,040     7,479,418    8,881,336   12,841,814

NET ASSETS:
   Beginning of year............................
                                                     332,374,136  297,266,309   233,718,269   103,313,807   94,432,471   81,590,657
                                                    ------------ ------------  ------------  ------------ ------------  -----------
   End of year..................................    $379,348,661 $332,374,136  $297,266,309  $110,793,225 $103,313,807  $94,432,471
                                                    ============ ============  ============  ============ ============  ===========

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A6
                                       A2

                      NOTES TO FINANCIAL STATEMENTS OF THE
                PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1997

NOTE 1:    GENERAL

           Pruco Life of New Jersey Variable Appreciable Account ("the Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL") and Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider") Contracts are invested in the Account.

           The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are thirteen subaccounts within the Account. PRUvider Contracts offer the option to invest in two of the subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

           New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by current Contract owners will continue to be received by the Account.

NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

           The financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

           Investments--The  investments in shares of the Series Fund are stated
           -----------
           at the net asset value of the respective portfolio.

           Security   Transactions--Realized   gains  and  losses  on   security
           -----------------------
           transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

           Distributions   Received--Dividend  and  capital  gain  distributions
           ------------------------
           received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

           Equity of Pruco Life Insurance Company of New  Jersey--Pruco  Life of
           -----------------------------------------------------
           New Jersey maintains a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing. Pruco Life of New Jersey monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life of New Jersey may owe an amount to the Account which is reflected in the Account's Statements of Net Assets as a receivable from Pruco Life of New Jersey. The receivable does not have an effect on the Contract owner's account or related unit value.


                                       A3

NOTE 3:    INVESTMENT   INFORMATION   FOR  THE  PRUDENTIAL   SERIES  FUND,  INC.
           PORTFOLIOS

           The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1997 were as follows:

                                                                                      PORTFOLIOS
                                                                   ------------------------------------------------
                                                                         FLEXIBLE                  CONSERVATIVE
                                                                         MANAGED                     BALANCED
                                                                   --------------------        --------------------
           Number of Shares:                                                 21,952,679                   7,399,831
           Net asset value per share:                              $           17.28029        $           14.97022
           Cost:                                                   $        349,173,522        $        103,622,084


NOTE 4:    CONTRACT OWNER UNIT INFORMATION

           Outstanding Contract owner units, unit values and total value of Contract owner equity at December 31, 1997 were as follows:

                                                                                      SUBACCOUNTS
                                                                   ------------------------------------------------
                                                                         FLEXIBLE                  CONSERVATIVE
                                                                         MANAGED                     BALANCED
                                                                   --------------------        --------------------
           Contract Owner Units Outstanding (VAL) ..........             85,181,520.765              29,375,352.214
           Unit Value (VAL) ................................       $            4.32695        $            3.50133
                                                                   --------------------        --------------------
           Contract Owner Equity (VAL) .....................       $        368,576,181        $        102,852,802
                                                                   --------------------        --------------------
           Contract Owner Units Outstanding (PRUvider) .....              3,587,953.482               3,196,511.786
           Unit value (PRUvider) ...........................       $            2.99911        $            2.48409
                                                                   --------------------        --------------------
           Contract Owner Equity (PRUvider) ................       $         10,760,667        $          7,940,423
                                                                   --------------------        --------------------
           TOTAL CONTRACT OWNER EQUITY  ....................       $        379,336,848        $        110,793,225
                                                                   ====================        ====================


                                       A4

NOTE 5:    CHARGES AND EXPENSES

           A.  Mortality Risk and Expense Risk Charges

               The mortality risk and expense risk charges at an effective annual rate of 0.60% and 0.90% are applied daily against the net assets representing equity of VAL and PRUvider Contract owners held in each subaccount, respectively. Mortality risk is that Contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1997, the amount of these charges, pertaining to the thirteen subaccounts within the Account, paid to Pruco Life of New Jersey was $4,199,662 for VAL and $154,038 for PRUvider.

           B.  Deferred Sales Charge

               Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the Contract was issued. No sales charge will be imposed after the tenth year of the Contract. No sales charge will be imposed on death benefits. For 1997, the amount of these charges, pertaining to the two subaccounts within the Account, paid to Pruco Life of New Jersey was $53,157.

           C.  Partial Withdrawal Charge

               A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. For 1997, the amountf of these charges, pertaining to the two subaccounts within the Account, paid to Pruco Life of New Jersey was $27,494.

           D.  Expense Reimbursement

               The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund. PRUvider contracts do not provide for reimbursement by Pruco Life of New Jersey.

           E.  Cost of Insurance Charges

               Contract owner contributions to the two subaccounts within the Account are subject to the following charges: transaction costs, premium taxes, sales loads, monthly administration charges and death benefit risk charges. During 1997, Pruco Life of New Jersey received a total of $219,537, $130,658, $568,524, $1,352,185 and
               $26,181, respectively, for these charges.

NOTE 6:    TAXES

           Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Pruco Life of New Jersey's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                       A5

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

           The following amounts represent components of Contract owner activity for the year ended December 31, 1997:

                                                                                                 SUBACCOUNTS
                                                                             ------------------------------------------------
                                                                                   FLEXIBLE                  CONSERVATIVE
                                                                                    MANAGED                    BALANCED
                                                                             ---------------------     ----------------------
           Contract Owner Net Payments..................................     $         22,730,003      $          10,313,839
           Policy Loans.................................................     $         (7,849,567)     $          (3,213,273)
           Policy Loan Repayments and Interest..........................     $          5,129,697      $           2,156,195
           Surrenders, Withdrawals, and Death Benefits..................     $        (15,259,724)     $          (6,793,526)
           Net Transfers From (To) Other Subaccounts or Fixed Rate           $         (2,359,588)     $          (1,375,131)
                Options.................................................
           Administrative and Other Charges.............................     $        (12,720,065)     $          (6,059,807)


NOTE 8:   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

          The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life of New Jersey to (from) the Account.

NOTE 9: UNIT ACTIVITY

         Transactions in units (including transfers among subaccounts) for the years ended December 31, 1997 and 1996, were as follows:

                                                                                  SUBACCOUNTS
                                                   --------------------------------------------------------------------------
                                                                FLEXIBLE                               CONSERVATIVE
                                                                MANAGED                                  BALANCED
                                                   ------------------------------------     ---------------------------------
                                                        1997                 1996                1997                 1996
                                                   --------------       ------------        --------------       ------------
           Contract Owner Contributions:            7,728,571.499       10,117,095.280       4,308,576.994       5,634,628.443
           Contract Owner Redemptions:            (10,193,317.300)     (10,999,911.624)     (5,775,601.357)     (6,423,986.641)
           ------------------------------------

NOTE 10:   PURCHASES AND SALES OF INVESTMENTS

           The  aggregate   costs  of  purchases  and  proceeds  from  sales  of
           investments in the Series Fund were as follows:

                                                                                      PORTFOLIOS
                                                                     ------------------------------------------------
                                                                         FLEXIBLE                  CONSERVATIVE
                                                                         MANAGED                     BALANCED
                                                                     --------------             ---------------------
           For the year ended December 31, 1997
           Purchases.........................................      $     3,553,000             $          328,000
           Sales.............................................      $   (15,494,000)            $       (6,326,000)


                                       A6

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
PRUvider Variable Appreciable Life Subaccounts of
Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Flexible Managed and Conservative Balanced Subaccounts of the Pruco Life of New Jersey Variable Appreciable Account at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1997, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

New York, New York
March 20, 1998


                                       A7

                          INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life of New Jersey Variable Appreciable
Account and the Board of Directors of
Pruco Life Insurance Company of New Jersey
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of the Flexible Managed and Conservative Balanced subaccounts of Pruco Life of New Jersey Variable Appreciable Account of Pruco Life Insurance Company of New Jersey for the periods presented in the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of the Flexible Managed and Conservative Balanced subaccounts of Pruco Life of New Jersey Variable Appreciable Account for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996


                                       A8

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


STATEMENTS OF FINANCIAL POSITION
DECEMBER 31, 1997 AND 1996 (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------


                                                                                 1997                    1996
                                                                          -------------------      ------------------
ASSETS
Fixed maturities
    Available for sale, at fair value (amortized cost, 1997: $585,109;
and 1996: $551,728)                                                               $  592,361              $  555,898
Policy loans                                                                         127,306                 113,918
Short-term investments                                                                52,464                  17,002
                                                                          -------------------      ------------------
               Total investments                                                     772,131                 686,818
Cash                                                                                       3                   3,928
Deferred policy acquisition costs                                                    101,625                 106,965
Accrued investment income                                                             14,075                  12,908
Other assets                                                                           4,037                   1,736
Separate Account assets                                                            1,110,561                 883,261
                                                                          -------------------      ------------------
TOTAL ASSETS                                                                      $2,002,432              $1,695,616
                                                                          ===================      ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                   $  379,744              $  375,448
Future policy benefits and other policyholder liabilities                            108,077                 100,663
Cash collateral for loaned securities                                                 33,663                       -
Income taxes payable                                                                  12,963                   1,970
Deferred income tax liability                                                         22,188                  24,175
Payable to affiliates                                                                  4,307                   6,059
Other liabilities                                                                     17,103                  11,990
Separate Account liabilities                                                       1,108,994                 880,065
                                                                          -------------------      ------------------
TOTAL LIABILITIES                                                                  1,687,039               1,400,370
                                                                          -------------------      ------------------
CONTINGENCIES -(SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, $5 par value;
        400,000 shares, authorized;
        issued and outstanding at
        December 31, 1997 and 1996                                                     2,000                   2,000
Paid-in-capital                                                                      125,000                 125,000
Retained earnings                                                                    185,437                 166,214
Net unrealized investment gains                                                        2,956                   2,032
                                                                          -------------------      ------------------
TOTAL STOCKHOLDER'S EQUITY                                                           315,393                 295,246
                                                                          -------------------      ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                        $2,002,432              $1,695,616
                                                                          ===================      ==================



                        See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------


                                                                   1997               1996               1995
                                                            ------------------- ------------------ ------------------
REVENUES

Premiums                                                          $    1,105         $    1,345         $    1,042
Policy charges and fee income                                         56,382             58,571             59,515
Net investment income                                                 46,324             43,784             43,530
Realized investment gains, net                                         1,707              1,221              3,592
Other income                                                           5,286              4,047              3,900
                                                            ------------------- ------------------ ------------------

TOTAL REVENUES                                                       110,804            108,968            111,579
                                                            ------------------- ------------------ ------------------

BENEFITS AND EXPENSES

Policyholders' benefits                                               33,999             28,653             26,331
Interest credited to policyholders' account balances                  19,372             20,069             21,364
General, administrative and other expenses                            27,236             12,848             21,881
                                                            ------------------- ------------------ ------------------

TOTAL BENEFITS AND EXPENSES                                           80,607             61,570             69,576
                                                            ------------------- ------------------ ------------------

Income from operations before income taxes                            30,197             47,398             42,003
                                                            ------------------- ------------------ ------------------

Income taxes
      Current                                                         13,279             12,682             15,248
      Deferred                                                        (2,305)             2,929               (246)
                                                            ------------------- ------------------ ------------------

Total income taxes                                                    10,974             15,611             15,002
                                                            ------------------- ------------------ ------------------

NET INCOME                                                         $  19,223          $  31,787          $  27,001
                                                            =================== ================== ==================








                        See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                        NET UNREALIZED            TOTAL
                                                                           RETAINED       INVESTMENT          STOCKHOLDER'S
                                  COMMON STOCK    PAID-IN-CAPITAL          EARNINGS          GAINS               EQUITY
                              ----------------    ----------------      ------------    -------------        --------------

BALANCE, JANUARY 1, 1995                $2,000            $125,000          $107,426         $(11,189)             $223,237

  Net income                                --                  --            27,001               --                27,001

  Change in net
   unrealized
   investment gains                         --                  --                --           17,777                17,777
                              ----------------    ----------------      ------------    -------------        --------------

BALANCE, DECEMBER 31, 1995               2,000             125,000           134,427            6,588               268,015

  Net income                                --                  --            31,787               --                31,787

  Change in net
   unrealized
   investment gains                         --                  --                --           (4,556)              (4,556)
                              ----------------    ----------------      ------------    -------------        --------------

BALANCE,  DECEMBER 31, 1996              2,000             125,000           166,214            2,032               295,246

  Net income                                --                  --            19,223                                 19,223

  Change in net
   unrealized                               --                  --                --              924                   924
   investment gains
                              ----------------    ----------------      ------------    -------------        --------------

BALANCE, DECEMBER 31, 1997              $2,000            $125,000          $185,437         $  2,956              $315,393
                              ================    ================      ============    =============        ==============



                        See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995 (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                             1997             1996            1995
                                                                      --------------- --------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $  19,223       $  31,787      $  27,001
Adjustments to reconcile net income to net cash provided by
     operating activities:
     Policy charges and fee income                                             (7,841)         (9,963)       (11,931)
     Interest credited to policyholders' account balances                      19,372          20,069         21,364
     Net decrease (increase) in Separate Accounts                               1,629          (1,335)           260
     Realized investment gains, net                                            (1,707)         (1,221)        (3,592)
     Amortization and other non-cash items                                        521           8,908         (6,839)
     Change in:
         Future policy benefits and other policyholders' liabilities            7,414           8,618            900
         Accrued investment income                                             (1,167)         (1,329)          (317)
         Policy loans                                                         (13,388)        (15,724)       (12,917)
         Payable to affiliates                                                 (1,752)          4,300           (982)
         Deferred policy acquisition costs                                      5,340         (10,934)         9,074
         Income taxes payable                                                  10,993           1,970          8,328
         Deferred income tax liability                                         (1,987)            366          3,460
         Other, net                                                             2,812           4,669          1,024
                                                                      --------------- --------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES                                           39,462          40,181         34,833
                                                                      --------------- --------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
             Available for sale                                               645,355         901,775        553,681
     Payments for the purchase of:
         Fixed maturities:
             Available for sale                                              (679,709)       (956,483)      (522,757)
     Cash collateral for loaned securities, net                                33,663               -              -
     Short term investments, net                                              (35,461)         28,306         (3,613)
                                                                      --------------- --------------- --------------
CASH FLOWS (USED IN) FROM INVESTING ACTIVITIES                                (36,152)        (26,402)        27,311
                                                                      --------------- --------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                            134,020          16,754         18,348
          Withdrawals                                                        (141,255)        (26,605)       (80,509)
                                                                      --------------- --------------- --------------
CASH FLOWS USED IN FINANCING ACTIVITIES                                        (7,235)         (9,851)       (62,161)
                                                                      --------------- --------------- --------------
     Net (decrease) increase in Cash                                           (3,925)          3,928            (17)
     Cash, beginning of year                                                    3,928               -             17
                                                                      --------------- --------------- --------------
CASH, END OF YEAR                                                            $      3       $   3,928       $      -
                                                                      =============== =============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes paid                                                      $  1,896       $  11,673       $  7,900
                                                                      =============== =============== ==============









                        See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company of New Jersey (the Company) is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance and deferred annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company (Pruco
Life), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Pruco Life intends to make additional capital contributions to the Company as it is needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, Pruco Life is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The only reportable industry segment of the Company is "Life Insurance."

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The financial statements include the accounts of Pruco Life Insurance Company of New Jersey, a stock life insurance company. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP").

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

INVESTMENTS
FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Net unrealized investment gains."

POLICY LOANS are carried at unpaid principal balances.

SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

REALIZED INVESTMENT GAINS, NET, are computed using the specific identification method. Costs of fixed maturity are adjusted for impairments considered to be other than temporary.

CASH
Cash includes cash on hand.

DEFERRED POLICY ACQUISITION COSTS

The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. Amortization of deferred policy acquisition costs was $14,176 thousand, $(2,183) thousand, and $8,918 thousand for the years ended December 31, 1997, 1996, and 1995, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross

PRUCO LIFE INSURANCE OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES
Future policy benefits includes reserves for annuities in payout status as well as reserves for riders and supplemental benefits. Reserves for annuities in payout status are generally calculated as the present value of estimated future benefit payments and related expenses, using interest rates ranging from 6.5% to 8.75% The mortality assumption is generally the 1983 Individual Annuity Mortality Table. Reserves for riders and supplemental benefits are calculated using rates ranging from 2.5% to 7.25% and various mortality and morbidity tables derived from company or industry experience.

For the above categories, premium deficiency reserves are established, if necessary, when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses.

Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest, less expense and mortality charges and withdrawals. Interest crediting rates on life insurance products range from 4.2% to 6.5% and on investment-type products range from 4.0% to 7.0%.

SECURITIES LOANED are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the statements of financial position. Substantially, all of the Company's securities loaned are with large brokerage firms.

These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life of New Jersey Modified Guaranteed Annuity Account. The Pruco Life of New Jersey Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life of New Jersey Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

INSURANCE REVENUE AND EXPENSE RECOGNITION
Amounts received as payment for interest sensitive life, investment contracts and deferred annuities are reported as deposits to "Policyholders' account balances". Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges, and interest earned from the investment of these account balances. Benefits and

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives include futures subject to market risk, all of which are used by the Company in other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis on the Statements of Financial Position. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are realized in "Realized investment gains, net." If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

Derivatives held for purposes other than trading are primarily used to hedge or reduce exposure to interest rates. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

INCOME TAXES
The Company is a member of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not, and will not have a material impact on the Company's results of operations, financial condition and liquidity.

In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statements of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

RECLASSIFICATIONS
Certain amounts in the prior years have been reclassified to conform to current year presentations.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3.  INVESTMENTS


FIXED MATURITIES
The following tables provide additional information relating to fixed maturities as of December 31:



                                                                          1997
                                          --------------------------------------------------------------------
                                                                 Gross            Gross          Estimated
                                             Amortized        Unrealized       Unrealized           Fair
                                                Cost             Gains           Losses            Value
                                          ---------------  ----------------  --------------  ------------------
                                                                     (In Thousands)
FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
   of U.S. government corporations
          and agencies                      $  42,885          $    340          $   3          $   43,222



Foreign government bonds                       38,332               551             --              38,883

Corporate securities                          503,892             6,545            181             510,256
                                          --------------  -----------------  --------------  ------------------
Total fixed maturities available for sale   $ 585,109          $  7,436          $ 184          $  592,361
                                          ==============  =================  ==============  ==================




                                                                          1996
                                          --------------------------------------------------------------------
                                                                 Gross            Gross          Estimated
                                             Amortized        Unrealized       Unrealized           Fair
                                                Cost             Gains           Losses            Value
                                          --------------  -----------------  --------------  ------------------
                                                                      (In Thousands)
FIXED MATURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations
   of U.S. government corporations
          and agencies                      $  29,386          $      1          $   174        $   29,213


Foreign government bonds                       38,853               420               52            39,221

Corporate securities                          483,439             5,108            1,133           487,414

Mortgage-backed securities                         50                --               --                50
                                          --------------  -----------------  --------------  ------------------
Total fixed maturities available for sale   $ 551,728          $  5,529          $ 1,359        $  555,898
                                          ==============  =================  ==============  ==================

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturity at December 31, 1997, are shown below:

                                               AVAILABLE FOR SALE
                                        ----------------------------------
                                                            ESTIMATED FAIR
                                         AMORTIZED COST         VALUE
                                        ----------------- -----------------
                                                 (IN THOUSANDS)

Due in one year or less                      $  28,866        $  28,987

Due after one year through five years          460,874          465,687

Due after five years through ten years          83,430           85,481

Due after ten years                             11,939           12,206
                                        ----------------- ----------------

Total                                        $ 585,109        $ 592,361
                                        ================= ================


Actual maturities will differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1997, 1996, and 1995 were $635,355 thousand, $854,758 thousand and $525,672 thousand, respectively. Gross gains of $2,898 thousand, $3,942 thousand, and $6,349 thousand and gross losses of $1,191 thousand, $3,839 thousand, and $3,018 thousand were realized on those sales during 1997, 1996, and 1995, respectively. Proceeds from maturities of fixed maturities available for sale during 1997, 1996, and 1995 were $10,000 thousand, $47,017 thousand, and $28,009 thousand, respectively.

The following table describes the amortized cost and estimated fair value of fixed maturity securities by agency rating equivalent as of December 31, 1997:

                                               AVAILABLE FOR SALE
                                        ----------------------------------
                                                            ESTIMATED FAIR
                                         AMORTIZED COST         VALUE
                                        ----------------- -----------------
                                                 (IN THOUSANDS)

AAA/AA/A                                     $ 310,409        $ 313,746

BBB                                            254,084          257,024

BB                                              20,616           21,591
                                        ----------------- ----------------

      Total                                  $ 585,109        $ 592,361
                                        ================= ================

SPECIAL DEPOSITS
Fixed maturities of $460 thousand and $459 thousand at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                      1997             1996              1995
                                               ----------------- ----------------- -----------------
                                                                   (In Thousands)

Fixed maturities - available for sale                 $37,563            $36,193           $36,861
Policy loans                                            6,596              5,761             5,029
Short-term investments                                  3,023              2,504             2,290
Other                                                     333                 28                51
                                               ----------------- ----------------- -----------------
Gross investment income                                47,515             44,486            44,231
Less investment expenses                               (1,191)              (702)             (701)
                                               ----------------- ----------------- -----------------
Net investment income                                 $46,324            $43,784           $43,530
                                               ================= ================= =================



REALIZED INVESTMENT GAINS, NET, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                        1997                      1996                      1995
                                               ----------------------- ----------------------------  -----------------
                                                                             (In Thousands)
Fixed maturities - available for sale
Realized investment gains                                 $   2,898               $   5,232              $   6,785
Realized investment losses                                   (1,191)                 (4,011)                (3,193)
                                               ----------------------- ----------------------------  -----------------
Realized investment gains, net                            $   1,707               $   1,221              $   3,592
                                               ======================= ============================  =================



NET UNREALIZED INVESTMENT GAINS are included in the statements of financial position as a component of equity net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                         1997                     1996                     1995
                                               ----------------------- ----------------------------  -----------------
                                                                             (In Thousands)

 Balance, beginning of year                               $   2,032              $   6,588               $ (11,189)
 Changes in unrealized investment gains
 (losses) attributable to:
      Fixed maturities                                        3,082                (11,222)                 32,875
      Participating group annuity contracts                     332                 (1,175)                  1,387
      Deferred policy acquisition costs                      (2,170)                 5,277                  (6,486)
      Deferred federal income taxes                            (320)                 2,564                  (9,999)
                                               ----------------------- ----------------------------  -----------------
 Balance, end of year                                     $   2,956              $   2,032               $   6,588
                                               ======================= ============================  =================


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                                                1997              1996               1995
                                                      ------------------- -------------------- ----------------
                                                                             (In Thousands)
     Current tax expense
        U.S.                                                   $12,880               $13,589           $13,868
        State and local                                            399                  (907)            1,380
                                                     ------------------- -------------------- -----------------
        Total                                                   13,279                12,682            15,248
                                                     ------------------- -------------------- -----------------

     Deferred tax expense (benefit):
        U.S.                                                    (2,305)                2,848              (239)
        State and local                                             --                    81                (7)
                                                     ------------------- -------------------- -----------------
        Total                                                   (2,305)                2,929              (246)
                                                     ------------------- -------------------- -----------------

     Total income tax expense                                  $10,974               $15,611           $15,002
                                                     =================== ==================== =================


The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                            1997                  1996                 1995
                                                     ------------------- -------------------- -----------------
                                                                             (In Thousands)
     Expected federal income tax expense                       $10,569               $16,589           $14,702
     State income taxes                                            259                  (826)            1,373
     Other                                                         146                  (152)           (1,073)
                                                     ------------------- -------------------- -----------------
     Total income tax expense                                  $10,974               $15,611           $15,002
                                                     =================== ==================== =================


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


4.  INCOME TAXES (continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                  1997                        1996
                                           --------------------        --------------------
     Deferred income tax assets                           (In Thousands)
          Insurance reserves                         $ 6,260                     $ 6,189
          Other                                          615                           -
                                           --------------------        --------------------
          Total deferred income tax assets             6,875                       6,189
                                           --------------------        --------------------

     Deferred income tax liabilities
          Deferred acquisition costs                  25,429                      28,424
          Net investment gains                         3,634                       1,940
                                           --------------------        --------------------
          Deferred income tax liabilities             29,063                      30,364
                                           --------------------        --------------------
          Total deferred federal tax
          liabilities                                $22,188                     $24,175
                                           ====================        ====================



Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax assets that are realizable.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

5. REINSURANCE

The Company assumes and cedes reinsurance with Prudential. The effect of the reinsurance for the years ended December 31, is summarized as follows:

                                       1997          1996         1995
                                       ----         ------       ------
                                               (In Thousands)
Life insurance premiums
Gross Amount                          $1,117        $1,345       $1,053
Ceded to other companies                 (12)          --           (11)
                                      ------        ------       ------
Net amount                            $1,105        $1,345       $1,042
                                      ======        ======       ======



                                       1997          1996         1995
                                       ----         ------       ------
                                                (In Thousands)
Life insurance in force
Gross Amount                       $8,325,544    $8,599,647    $8,873,763
Ceded to other companies               (1,808)       (1,831)       (1,818)
                                   ----------    ----------    ----------
Net amount                         $8,323,736    $8,597,816    $8,871,945
                                   ==========    ==========    ==========

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



6. EQUITY

RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME
Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP.


                                                              1997                  1996                  1995
                                                         ------------------   ------------------   ------------------
                                                                              (In Thousands)
STATUTORY NET INCOME                                          $  18,306             $  24,774          $    25,567

Adjustments to reconcile to net income on a GAAP basis:
     Deferred acquisition costs                                  (3,170)                5,656               (2,589)
     Deferred premium                                               198                   221                  (58)
     Insurance liabilities                                        2,324                 4,784                2,286
     Deferred taxes                                               1,708                (2,883)                 510
     Valuation of investments                                      (143)                 (765)               1,285
                                                         ------------------   ------------------   ------------------
GAAP NET INCOME                                               $  19,223             $  31,787          $    27,001
                                                         ==================   ==================   ==================



                                                                     1997                   1996
                                                              --------------------   --------------------
                                                                              (In Thousands)
STATUTORY SURPLUS                                                    $ 235,958               $ 216,019

Adjustments to reconcile to equity on a GAAP basis:
     Valuation of investments                                           18,540                  17,768
     Deferred acquisition costs                                        101,625                 106,965
     Deferred premium                                                   (2,007)                 (2,205)
     Insurance liabilities                                             (10,726)                (21,501)
     Deferred taxes                                                    (28,238)                (21,829)
     Other, net                                                            241                      29
                                                              --------------------   --------------------
GAAP STOCKHOLDER'S EQUITY                                            $ 315,393               $ 295,246
                                                              ====================   ====================



The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value).

FIXED MATURITIES
Fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

POLICY LOANS
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of futures is estimated based on market quotes for transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:



                                                    1997                                       1996
                                                            ESTIMATED                                     ESTIMATED
                                    CARRYING VALUE         FAIR VALUE              CARRYING VALUE        FAIR VALUE
                                    ------------------ ------------------        ------------------ -------------------
                                                                    (In Thousands)
Financial Assets:
     Fixed maturities  available for
     sale                                $ 592,361           $ 592,361               $ 555,898           $ 555,898
     Policy loans                          127,306             126,262                 113,918             110,262
     Short-term investments                 52,464              52,464                  17,002              17,002
     Cash                                        3                   3                   3,928               3,928
     Separate Accounts assets            1,110,561           1,110,561                 883,261             883,261

Financial Liabilities:
     Policyholders'
        account balances                 $ 379,744           $ 379,744               $ 375,448           $ 375,448
     Cash collateral for loaned
        securities                          33,663              33,663                       -                   -

     Separate Accounts liabilities       1,108,994           1,108,994                 880,065             880,065
     Derivatives                                83                  83                       -                   -

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

8. DERIVATIVE

DERIVATIVE FINANCIAL INSTRUMENTS
The fair value of liability positions in future instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $83 thousand at December 31, 1997. This includes the estimated fair values of outstanding derivative positions only and does not include the fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.


9. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
Prudential, Pruco Life, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $16,210 thousand, $12,223 thousand and $15,947 thousand for the years ended December 31, 1997, 1996, and 1995, respectively.

REINSURANCE

The Company currently has a reinsurance agreement in place with Prudential (the reinsurer). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1997, 1996, and 1995.


10. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.


11. DIVIDENDS

The Company is subject to New Jersey law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without prior approval of the New Jersey Commissioner of Insurance is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1997, the Company would be permitted a maximum of $23,396 thousand in dividend distributions in 1998, all of which could be paid in cash, without approval from The State of New Jersey Department of Insurance.

                        Report of Independent Accountants
                        ---------------------------------


To the Board of Directors of
Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of financial position and the related statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion express above.



PRICE WATERHOUSE LLP
New York, New York
March 23, 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Pruco Life Insurance Company of New Jersey
Newark, New Jersey


We have audited the accompanying statements of operations, changes in stockholder's equity and cash flows of Pruco Life Insurance Company of New Jersey for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statements of operations, changes in stockholder's equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of Pruco Life Insurance Company of New Jersey for the year ended December 31, 1995 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Parsippany, NJ
December 19, 1996

        PRUvider(sm)

        Variable Appreciable Life(r)

        Insurance




[logo] PRUDENTIAL




        Pruco Life Insurance Company of New Jersey
        213 Washington Street, Newark, NJ 07102-2992
        Telephone 800 437-4016


        SVAL-2 Ed. 5/98 CAT# 640189U

                                     PART B

                        INFORMATION REQUIRED IN STATEMENT
                            OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 1998


THE PRUDENTIAL  ----------------------------------------------------------------
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. A separate class of capital stock is issued for each portfolio.


Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers (collectively with Prudential, the "Companies") to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.


NOT EVERY PORTFOLIO IS AVAILABLE UNDER ALL OF THE VARIABLE CONTRACTS. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.


This statement of additional information is not a prospectus and should be read in conjunction with the Series Fund's prospectus dated May 1, 1998, which is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777 or by telephoning (800) 437-4016.



                                                            CONTENTS

                                                                                                            CROSS-REFERENCE TO
                                                                                              PAGE          PAGE IN PROSPECTUS
                                                                                              -----         -------------------
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
   GENERAL...............................................................................      1                   10
   WARRANTS..............................................................................      1
   OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES,
      OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON

      FUTURES CONTRACTS..................................................................      1                   28

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...........................................      4                   27
   INTEREST RATE SWAPS...................................................................      6
   ILLIQUID SECURITIES...................................................................      6

INVESTMENT RESTRICTIONS..................................................................      6                   34

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES..........................................     10                   34

FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS................................     12                   14
OTHER INFORMATION CONCERNING THE SERIES FUND
   PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................     13                   38
   CUSTODIANS............................................................................     15
   EXPERTS...............................................................................     15
   LICENSES..............................................................................     15
MANAGEMENT OF THE SERIES FUND............................................................     17                   10

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC..................................     A1
THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.................................     B1
APPENDIX: DEBT RATINGS...................................................................     C1




                                                THE PRUDENTIAL SERIES FUND, INC.
                                                        751 Broad Street
                                                  Newark, New Jersey 07102-3777
                                                    Telephone: (800) 437-4016

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") is made up of fifteen separate portfolios: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, the Zero Coupon Bond Portfolios 2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. Not every portfolio is available under all of the variable contracts. The prospectus for each Contract lists the portfolios currently available under that particular Contract. The portfolios are managed by The Prudential Insurance Company of America ("Prudential") as discussed in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 10.

Each of the fifteen portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios can be found in INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus. The policies employed to manage the Zero Coupon Bond Portfolios are discussed in greater detail in a separate section below.

WARRANTS

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires. From time to time, the Diversified Bond and the High Yield Bond Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES, OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS

A. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE DIVERSIFIED BOND, GOVERNMENT INCOME, CONSERVATIVE BALANCED, FLEXIBLE MANAGED, HIGH YIELD BOND, EQUITY INCOME, EQUITY, PRUDENTIAL JENNISON, SMALL CAPITALIZATION STOCK, GLOBAL, AND NATURAL RESOURCES PORTFOLIOS.


A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, U.S. Government securities or other liquid unencumbered assets equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government securities or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, U.S. Government securities or other liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.


B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX AND SMALL CAPITALIZATION STOCK PORTFOLIOS.


As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the S&P 500 Index and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the S&P SmallCap 600 Index. The portfolios will be as fully invested in the S&P Indices stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap 600 Indices, respectively. When the portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the portfolio better mimic the performance of a fully invested portfolio. When a portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.


As an alternative to the purchase of a stock index futures contract, the portfolio may construct synthetic positions involving options on stock indices and options on stock index futures that are equivalent to such a long futures position. In particular, the portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the simultaneous purchase of a call and the sale of a put with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the portfolio will segregate cash or cash equivalents in a segregated account equal to the market value of the portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although these portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of options that result from privately negotiated transactions with broker-dealers ("OTC options") will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the Board of Directors' general supervision.

D. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDICES.

A portfolio's purchase and sale of options on stock indices will be subject to the same risks as stock options, described in the previous section. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the portfolios will follow the "cover" procedures described in item A above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

E. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. Risks include those described in the prospectus under FOREIGN SECURITIES and OPTIONS ON FOREIGN CURRENCIES. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

F. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.


There are several risks associated with a portfolio's use of futures contracts. When used for investment purposes (i.e., non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.


The hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

G. RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As explained in the prospectus, the Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase debt and equity securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

The High Yield Bond Portfolio may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or domestic issuers; however, the portfolio will not engage in such investment activity unless it has been first authorized to do so by the Series Fund's Board of Directors. If the portfolio does engage in such investment activity, it may also enter into forward foreign currency exchange contracts.

INTEREST RATE SWAPS

The Diversified Bond, Government Income, and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

ILLIQUID SECURITIES

Each portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Repurchase agreements with a maturity of greater than seven days are considered illiquid.


The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the investment manager, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment manager will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment manager, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the investment manager must determine that the security is of equivalent quality; and (3) the investment manager must consider the trading market for the specific security, taking into account all relevant factors. The investment manager will continue to monitor the liquidity of any Rule 144A security or any
Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.


                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

None of the portfolios will:

1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock, Balanced, and Specialized Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all portfolios (other than the Money Market, Government Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

4. Make short sales of securities or maintain a short position, except that the Diversified Bond, High Yield Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond, High Yield Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the Money Market Portfolio and the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Prudential Jennison, Small Capitalization Stock, Equity Income, Natural Resources, Global, Flexible Managed and Conservative Balanced Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin: Diversified Stock and Specialized Portfolios other than the Stock Index Portfolio (options on equity securities, stock indices, foreign currencies) and the Small Capitalization Stock Portfolio (options on equity securities, stock indices); Balanced Portfolios (options on debt securities, equity securities, stock indices, foreign currencies); Diversified Bond and High Yield Bond Portfolios (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities). Collateral arrangements entered into by the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.


6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).


7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.


11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC").


12. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.


Consistent with item 5 above, the Series Fund has entered into a credit agreement (the "Line of Credit") with an unaffiliated lender to facilitate redemptions if necessary. The maximum commitment under the Line of Credit, which expires on December 18, 1998, is $250,000,000. The Series Fund pays a commitment fee at an annual rate of 0.055 of 1% of the unused portion of the Line of Credit and interest on any borrowings under the Line of Credit at market rates. As of April 30, 1998, the Series Fund had not borrowed against the Line of Credit.


The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 11 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (e.g., nickel, lead), gold, silver, platinum, mining finance, plantations (e.g., edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Series Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.

Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That portfolio will not:

     1. Invest in oil and gasI interests, common stock, preferred stock, warrants or other equity securities.

     2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

     3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That portfolio will not:

     1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

     2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Series Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 1.

The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

     1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

     2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

     3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

     4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.


Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries enumerated in item 2 of the Appendix to the prospectus.


Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See DIVIDENDS, DISTRIBUTIONS, AND TAXES in the prospectus. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES


Prudential is the investment advisor of the Series Fund. It is the largest insurance company in the United States. The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison") under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. More detailed information about Prudential and its role as investment manager can be found in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the prospectus.


Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.


The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Money Market, Diversified Bond, Government Income, Zero Coupon Bond, Equity Income, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the portfolios. The fee for the Conservative Balanced and High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.60% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment management services. Prudential pays Jennison a portion of the fee it receives for providing investment management services to the Prudential Jennison Portfolio.

For the years ended December 31, 1997, 1996 and 1995, Prudential was paid the following fees for providing investment management services to the Portfolios:



                           INVESTMENT MANAGEMENT FEES
                           --------------------------
                             YEAR ENDED DECEMBER 31
                             ----------------------

PORTFOLIO                                       1997          1996          1995
---------                                       ----          ----          ----
Money Market Portfolio                     $  2,667,947   $ 2,495,613   $ 2,399,559
Diversified Bond Portfolio                    2,981,884     2,713,429     2,337,700
Government Income Portfolio                   1,758,870     1,957,623     1,913,517
Zero Coupon Bond 1995 Portfolio                    --            --          42,824
Zero Coupon Bond 2000 Portfolio                 161,101       119,545        92,250
Zero Coupon Bond 2005 Portfolio                 123,525        97,040        76,677
Conservative Balanced Portfolio              25,757,735    23,052,572    20,327,574
Flexible Managed Portfolio                   31,740,440    27,247,674    22,971,401
High Yield Bond Portfolio                     2,679,304     2,192,765     1,845,783
Stock Index Portfolio                         7,121,699     4,488,042     2,904,883
Equity Income Portfolio                       6,601,602     4,863,078     3,999,197
Equity Portfolio                             24,840,379    19,216,733    14,518,058
Prudential Jennison Portfolio (1)             2,063,572       821,423       118,016
Small Capitalization Stock Portfolio (1)        867,687       362,830        72,904
Global Portfolio                              4,836,302     3,671,568     2,806,038
Natural Resources Portfolio                   1,975,906     1,662,931     1,183,826
                                           ------------   -----------   -----------
      Total                                $116,177,953   $94,962,866   $77,610,207
                                           ============   ===========   ===========

---------

(1) Portfolio commenced operations on April 25, 1995.


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.


Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolio or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.


Under the Investment Advisory Agreement, Prudential has agreed to refund to a portfolio (except the Global Portfolio) the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Global Portfolio.


The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 19, 1997 with respect to all portfolios. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to all portfolios except the Prudential Jennison and Small Capitalization Stock Portfolios. A Supplemental Advisory Agreement regarding the Prudential Jennison and Small Capitalization Stock Portfolios was approved by the Series Fund Board of Directors on December 20, 1994 and by the sole shareholder of the Prudential Jennison and Small Capitalization Stock Portfolios on April 5, 1995. The Investment Advisory and Supplemental Investment Advisory Agreements will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreements shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.


The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to all portfolios except for the Prudential Jennison and Small Capitalization Stock Portfolios, which had not yet been established. The Service Agreement with respect to those portfolios and the Investment Subadvisory Agreement with Jennison were ratified by the sole shareholder of those portfolios, April 5, 1995. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.


Prudential also serves as the investment manager to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the

Board of Directors and management of Prudential as to the desirability of demutualization. The Prudential Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


                          FURTHER INFORMATION ABOUT THE
                           ZERO COUPON BOND PORTFOLIOS

As stated in the prospectus, the objective of Zero Coupon Bond Portfolios 2000 and 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage these portfolios.

If each Zero Coupon Bond Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the portfolio from the date of initial investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.


The portfolios' investment manager seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a portfolio of bonds, a portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the portfolio.


When a portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (i.e., fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the portfolio's unmatured bonds (i.e., fluctuations caused by market risk). By maintaining each portfolio's duration within 1 year of the length of time remaining until its liquidation date, Prudential believes that each portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

Prudential will also calculate a projected yield for each Zero Coupon Bond Portfolio. At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, Prudential will calculate the compounded annual yield that will result if all securities in the portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

As stated in the prospectus, as much as 30% of each portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest bearing debt securities, provided that no more than 20% of the assets of the portfolio may be invested in interest bearing securities. The extent to which the portfolio invests in interest bearing securities may rise above 20% as the portfolio moves closer to its liquidation date since both reinvestment risk and market risk become smaller as the period to the liquidation date decreases.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.


Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.


In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a national securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.


For the years ended December 31 1997, 1996, and 1995, the Series Fund Portfolios paid the following amounts in brokerage commissions:



                                               COMMISSIONS PAID BY THE PORTFOLIOS
                                               ----------------------------------
                                                  YEAR ENDED DECEMBER 31, 1997
                                                  ----------------------------

                                                                                                 PERCENTAGE OF
                                                                      COMMISSIONS                  COMMISSIONS
                                                                         PAID                         PAID
                                                                     TO PRUDENTIAL                TO PRUDENTIAL
                                              AGGREGATE                SECURITIES                  SECURITIES
PORTFOLIO                                     COMMISSIONS             INCORPORATED                INCORPORATED
---------                                     -----------            -------------               --------------

Diversified Bond Portfolio                    $    54,863                    --                        --
Government Income Portfolio                         4,971                    --                        --
Conservative Balanced Portfolio                 3,338,897              $  256,752                     7.69%
Flexible Managed Portfolio                      6,544,428                 428,008                 `   6.54%
High Yield Bond Portfolio                          47,273                    --                        --
Stock Index Portfolio                             200,865                    --                        --
Equity Income Portfolio                         2,241,887                 198,726                     8.86%
Equity Portfolio                                1,823,705                 189,498                    10.39%
Prudential Jennison Portfolio                     484,086                    --                        --
Small Capitalization Stock Portfolio              227,781                    --                        --
Global Portfolio                                2,055,319                   7,621                     0.37%
Natural Resources Portfolio                       569,768                     132                     0.02%
                                              -----------              ----------
     Total                                    $17,593,843              $1,080,737
                                              ===========              ==========



                          YEAR ENDED DECEMBER 31, 1996
                          ----------------------------


                                                                  COMMISSIONS
                                                                     PAID
                                                                  TO PRUDENTIAL
                                                AGGREGATE          SECURITIES
PORTFOLIO                                       COMMISSIONS        INCORPORATED
---------                                       -----------       --------------
Conservative Balanced Portfolio                $ 2,192,303      $   120,976
Flexible Managed Portfolio                       5,760,972          582,317
High Yield Bond Portfolio                              300             --
Stock Index Portfolio                              190,060             --
Equity Income Portfolio                            925,727           66,311
Equity Portfolio                                 1,498,313          165,924
Prudential Jennison Portfolio                      217,853             --
Small Capitalization Stock Portfolio               146,850             --
Global Portfolio                                 1,231,548           19,388
Natural Resources Portfolio                        627,390            6,608
                                               -----------      -----------
     Total                                     $12,791,316      $   961,524
                                               ===========      ===========

                          YEAR ENDED DECEMBER 31, 1995
                          ----------------------------

                                                                COMMISSIONS
                                                                   PAID
                                                               TO PRUDENTIAL
                                                  AGGREGATE     SECURITIES
PORTFOLIO                                        COMMISSIONS    INCORPORATED
---------                                        -----------   -------------
Conservative Balanced Portfolio                  $ 1,893,008     $ 82,153
Flexible Managed Portfolio                         5,252,363      589,038
High Yield Bond Portfolio                              1,874         --
Stock Index Portfolio                                 90,504         --
Equity Income Portfolio                            1,979,661      134,365
Equity Portfolio                                   1,608,202       86,077
Prudential Jennison Portfolio (1)                     66,448         --
Small Capitalization Stock Portfolio (1)              79,283         --
Global Portfolio                                        --           --
Natural Resources Portfolio                          624,009        8,106
                                                 -----------     --------
     Total                                       $11,595,352     $899,739
                                                 ===========     ========

(1) Portfolio commenced operations on April 25, 1995.

For 1997, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 5.18% for the Conservative Balanced Portfolio, 6.92% for the Flexible Managed Portfolio, 12.13% for the Equity Income Portfolio, 12.97% for the Equity Portfolio, 0.26% for the Global Portfolio, and 0.13% for the Natural Resources Portfolio.

CUSTODIANS


Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States.


EXPERTS


The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.


LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.


The Series Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Series Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Series Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Series Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Series Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series Fund Shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE SERIES FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          MANAGEMENT OF THE SERIES FUND


The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.


                          DIRECTORS OF THE SERIES FUND



MENDEL A. MELZER, CFA*, 37, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, 51, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, 65, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 61, Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 74, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.


                         OFFICERS WHO ARE NOT DIRECTORS


CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.; 1992 to 1994:
Assistant Vice President and Counsel, The Boston Company.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.; Prior to 1994: Vice President of Bankers Trust Corporation.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc.


No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

The following table sets forth the aggregate compensation paid by the Series Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1997 and the aggregate compensation paid to such Directors for service on the Series Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1997. Below are listed all Directors who have served the Series Fund during its most recent fiscal year.

                               COMPENSATION TABLE

                                                          Pension or                               Total
                                                          Retirement                            Compensation
                                      Aggregate         Benefits Accrued    Estimated Annual   Related to Funds
                                    Compensation       As Part of Series      Benefits Upon      Managed by
Name and Position                  From Series Fund       Fund Expenses          Retirement       Prudential
-----------------                  ----------------    -----------------    ----------------   ----------------
E. Michael Caulfield(1)                   --                  --                  --                  --
Saul K. Fenster                        $14,400                None                N/A             $26,200 (5)*
W. Scott McDonald, Jr.                  $14,400                None                N/A             $26,200 (5)*
Mendel A. Melzer, CFA(1)                  --                  --                  --                  --
Joseph Weber                           $14,400                None                N/A             $26,200 (5)*


-------------

(1) Directors who are "interested" do not receive compensation from Prudential (including the Series Fund).

* Indicates number of funds (including the Series Fund) to which aggregate compensation relates.

As of April 30, 1998, the Directors and officers of the Series Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Series Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments (amortized cost
      $654,059,056)............................  $  654,059,056
    Cash.......................................      13,970,702
    Interest receivable........................       4,191,789
                                                 --------------
      Total Assets.............................     672,221,547
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      13,969,161
    Payable to investment adviser..............         660,450
    Accrued expenses...........................         129,796
                                                 --------------
      Total Liabilities........................      14,759,407
                                                 --------------
  NET ASSETS...................................  $  657,462,140
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      657,462
      Paid-in capital, in excess of par........     656,804,678
                                                 --------------
    Net assets, December 31, 1997..............  $  657,462,140
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 65,746,214 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        10.00
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $    38,030,378
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,667,947
    Custodian expense..........................           83,000
    Accounting fees............................           46,000
    Shareholders' reports......................           45,000
    Audit fees.................................           12,000
    Directors' fees............................            2,800
    Legal fees.................................              500
    Miscellaneous expenses.....................              935
                                                 ---------------
      Total Expenses...........................        2,858,182
    Less: Custodian fee credit.................          (42,342)
                                                 ---------------
      Net Expenses.............................        2,815,840
                                                 ---------------
  NET INVESTMENT INCOME........................       35,214,538
                                                 ---------------

  NET REALIZED GAIN ON INVESTMENTS.............           13,511
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    35,228,049
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     35,214,538     $    31,843,235
    Net realized gain on investments.......................................................             13,511               1,246
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         35,228,049          31,844,481
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (35,214,538)        (31,843,235)
    Distributions from net realized capital gains..........................................            (13,511)             (1,246)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (35,228,049)        (31,844,481)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [22,888,771 and 18,464,400 shares, respectively]....................        228,887,710         184,644,000
    Capital stock issued in reinvestment of dividends and distributions [3,522,805 and
     3,184,448 shares, respectively].......................................................         35,228,049          31,844,481
    Capital stock repurchased [(27,542,174) and (16,104,000) shares, respectively].........       (275,421,740)       (161,040,000)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        (11,305,981)         55,448,481
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (11,305,981)         55,448,481
  NET ASSETS:
    Beginning of year......................................................................        668,768,121         613,319,640
                                                                                             ------------------  -------------------
    End of year............................................................................   $    657,462,140     $   668,768,121
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $790,639,568)............................  $  803,286,169
    Cash.......................................             880
    Interest receivable........................      14,128,219
    Receivable for capital stock sold..........         430,653
                                                 --------------
      Total Assets.............................     817,845,921
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         797,254
    Due to broker -- variation margin..........         214,531
    Accrued expenses...........................         127,405
                                                 --------------
      Total Liabilities........................       1,139,190
                                                 --------------
  NET ASSETS...................................  $  816,706,731
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      740,989
      Paid-in capital, in excess of par........     800,244,621
                                                 --------------
                                                    800,985,610
    Undistributed net investment income........         229,159
    Accumulated net realized gain on
      investments..............................       3,308,830
    Net unrealized appreciation on
      investments..............................      12,183,132
                                                 --------------
    Net assets, December 31, 1997..............  $  816,706,731
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 74,098,859 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        11.02
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $    56,691,387
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,981,884
    Accounting fees............................          107,000
    Custodian expense..........................           79,500
    Shareholders' reports......................           20,000
    Audit fees.................................           11,000
    Directors' fees............................            2,800
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            1,222
                                                 ---------------
      Total Expenses...........................        3,204,406
    Less: Custodian fee credit.................          (44,514)
                                                 ---------------
      Net Expenses.............................        3,159,892
                                                 ---------------
  NET INVESTMENT INCOME........................       53,531,495
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................       13,721,305
      Futures contracts........................       (4,526,384)
                                                 ---------------
                                                       9,194,921
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       (1,767,311)
      Futures contracts........................         (463,469)
                                                 ---------------
                                                      (2,230,780)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................        6,964,141
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    60,495,636
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     53,531,495     $    46,726,825
    Net realized gain on investments.......................................................          9,194,921           3,227,785
    Net change in unrealized appreciation on investments...................................         (2,230,780)        (18,849,028)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         60,495,636          31,105,582
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (55,359,529)        (44,766,756)
    Distributions from net realized capital gains..........................................         (9,016,752)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (64,376,281)        (44,766,756)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [11,468,488 and 7,068,417 shares, respectively].....................        127,691,138          78,594,183
    Capital stock issued in reinvestment of dividends and distributions [5,812,573 and
     4,117,675 shares, respectively].......................................................         64,376,281          44,766,756
    Capital stock repurchased [(8,269,292) and (4,070,327) shares, respectively]...........        (91,696,624)        (45,319,610)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        100,370,795          78,041,329
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         96,490,150          64,380,155
  NET ASSETS:
    Beginning of year......................................................................        720,216,581         655,836,426
                                                                                             ------------------  -------------------
    End of year............................................................................   $    816,706,731     $   720,216,581
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $411,381,627)............................  $  424,649,985
    Cash.......................................           1,091
    Interest receivable........................       5,592,164
                                                 --------------
      Total Assets.............................     430,243,240
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         456,426
    Accrued expenses...........................          82,691
    Due to broker -- variation margin..........          38,438
    Payable for capital stock repurchased......          22,626
                                                 --------------
      Total Liabilities........................         600,181
                                                 --------------
  NET ASSETS...................................  $  429,643,059
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      372,861
      Paid-in capital, in excess of par........     423,192,132
                                                 --------------
                                                    423,564,993
    Undistributed net investment income........          77,253
    Accumulated net realized loss on
      investments..............................      (7,194,513)
    Net unrealized appreciation on investments
      and futures contracts....................      13,195,326
                                                 --------------
    Net assets, December 31, 1997..............  $  429,643,059
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 37,286,113 outstanding shares of
      common stock (authorized 90,000,000
      shares)..................................  $        11.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $    30,059,962
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,758,870
    Accounting fees............................          106,000
    Custodian expense..........................           49,000
    Shareholders' reports......................            6,000
    Audit fee..................................            6,000
    Directors' fees............................            3,000
    Legal fees.................................              300
    Miscellaneous expenses.....................            1,825
                                                 ---------------
      Total Expenses...........................        1,930,995
    Less: Custodian fee credit.................          (13,345)
                                                 ---------------
      Net Expenses.............................        1,917,650
                                                 ---------------
  NET INVESTMENT INCOME........................       28,142,312
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................        1,472,562
      Futures contracts........................         (759,159)
      Short sales..............................            9,375
                                                 ---------------
                                                         722,778
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................       10,916,448
      Futures contracts........................          (73,032)
                                                 ---------------
                                                      10,843,416
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       11,566,194
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    39,708,506
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     28,142,312     $    31,242,011
    Net realized gain on investments.......................................................            722,778          14,328,542
    Net change in unrealized appreciation (depreciation) on investments....................         10,843,416         (35,068,717)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         39,708,506          10,501,836
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................        (28,098,226)        (30,988,878)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [550,602 and 778,426 shares, respectively]..........................          6,261,175           8,926,475
    Capital stock issued in reinvestment of dividends and distributions [2,484,757 and
     2,790,002 shares, respectively].......................................................         28,098,226          30,988,878
    Capital stock repurchased [(8,707,219) and (3,428,037) shares, respectively]...........        (98,362,062)        (39,168,176)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        (64,002,661)            747,177
                                                                                             ------------------  -------------------
  TOTAL DECREASE IN NET ASSETS.............................................................        (52,392,381)        (19,739,865)
  NET ASSETS:
    Beginning of year......................................................................        482,035,440         501,775,305
                                                                                             ------------------  -------------------
    End of year............................................................................   $    429,643,059     $   482,035,440
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A3

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $39,763,559).............................  $   41,346,890
    Cash.......................................             852
    Interest receivable........................              89
                                                 --------------
      Total Assets.............................      41,347,831
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............          42,002
    Accrued expenses...........................          39,109
                                                 --------------
      Total Liabilities........................          81,111
                                                 --------------
  NET ASSETS...................................  $   41,266,720
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       32,734
      Paid-in capital, in excess of par........      39,644,411
                                                 --------------
                                                     39,677,145
    Undistributed net investment income........           6,244
    Net unrealized appreciation on
      investments..............................       1,583,331
                                                 --------------
    Net assets, December 31, 1997..............  $   41,266,720
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 3,273,354 outstanding shares of
      common stock (authorized 15,000,000
      shares)..................................  $        12.61
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $     2,189,844
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          161,101
    Accounting fees............................           82,000
    Custodian expense..........................           17,000
    Directors' fees............................            3,000
    Shareholders' reports......................            2,500
    Audit fees.................................              500
    Miscellaneous expenses.....................              435
                                                 ---------------
      Total Expenses...........................          266,536
    Less: Custodian fee credit.................             (455)
                                                 ---------------
      Net Expenses.............................          266,081
                                                 ---------------
  NET INVESTMENT INCOME........................        1,923,763
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........        1,279,141
    Net change in unrealized appreciation on
      investments..............................         (625,354)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................          653,787
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $     2,577,550
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,923,763     $     1,457,437
    Net realized gain on investments.......................................................          1,279,141             350,896
    Net change in unrealized appreciation on investments...................................           (625,354)           (913,982)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................          2,577,550             894,351
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,925,903)         (1,464,562)
    Distributions from net realized capital gains..........................................         (1,630,037)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (3,555,940)         (1,464,562)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [1,163,699 and 1,886,245 shares, respectively]......................         14,959,000          24,377,000
    Capital stock issued in reinvestment of dividends and distributions [280,836 and
     114,738 shares, respectively].........................................................          3,555,940           1,464,562
    Capital stock repurchased [(1,634,789) and (440,396) shares, respectively].............        (21,009,000)         (5,791,000)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............         (2,494,060)         20,050,562
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE)
  IN NET ASSETS............................................................................         (3,472,450)         19,480,351
  NET ASSETS:
    Beginning of year......................................................................         44,739,170          25,258,819
                                                                                             ------------------  -------------------
    End of year............................................................................   $     41,266,720     $    44,739,170
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2005 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $27,861,234).............................  $   30,877,323
    Cash.......................................             507
    Interest receivable........................             162
                                                 --------------
      Total Assets.............................      30,877,992
                                                 --------------
  LIABILITIES
    Accrued expenses...........................          36,152
    Payable to investment adviser..............          30,958
                                                 --------------
      Total Liabilities........................          67,110
                                                 --------------
  NET ASSETS...................................  $   30,810,882
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       24,461
      Paid-in capital, in excess of par........      27,726,884
                                                 --------------
                                                     27,751,345
    Undistributed net investment income........           4,703
    Accumulated net realized gain on
      investments..............................          38,745
    Net unrealized appreciation on
      investments..............................       3,016,089
                                                 --------------
    Net assets, December 31, 1997..............  $   30,810,882
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 2,446,091 outstanding shares of
      common stock (authorized 40,000,000
      shares)..................................  $        12.60
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $     1,990,828
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          123,525
    Accounting fees............................           83,000
    Custodian expense..........................           14,000
    Shareholders' reports......................            3,500
    Directors' fees............................            3,000
    Audit fees.................................              500
    Miscellaneous expenses.....................            1,205
                                                 ---------------
      Total Expenses...........................          228,730
    Less: Custodian fee credit.................           (1,558)
                                                 ---------------
      Net Expenses.............................          227,172
                                                 ---------------
  NET INVESTMENT INCOME........................        1,763,656
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........          685,044
    Net change in unrealized appreciation on
      investments..............................        1,108,451
                                                 ---------------
  NET GAIN ON INVESTMENTS......................        1,793,495
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $     3,557,151
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,763,656     $     1,314,357
    Net realized gain on investments.......................................................            685,044             278,534
    Net change in unrealized appreciation on investments...................................          1,108,451          (1,746,280)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................          3,557,151            (153,389)
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,819,286)         (1,273,302)
    Distributions from net realized capital gains..........................................           (646,299)           (278,534)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (2,465,585)         (1,551,836)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [1,232,187 and 205,219 shares, respectively]........................         14,912,002           2,571,000
    Capital stock issued in reinvestment of dividends and distributions [198,605 and
     128,813 shares, respectively].........................................................          2,465,585           1,551,836
    Capital stock repurchased [(1,091,286) and (20,262) shares, respectively]..............        (13,473,001)           (250,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................          3,904,586           3,872,836
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................          4,996,152           2,167,611
  NET ASSETS:
    Beginning of year......................................................................         25,814,730          23,647,119
                                                                                             ------------------  -------------------
    End of year............................................................................   $     30,810,882     $    25,814,730
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A5

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $4,491,825,742)..........................  $4,696,024,117
    Cash.......................................           2,749
    Interest and dividends receivable..........      60,006,370
                                                 --------------
      Total Assets.............................   4,756,033,236
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,725,610
    Payable for investments purchased..........       3,573,515
    Due to broker -- variation margin..........         653,438
    Accrued expenses...........................         546,540
    Payable for capital stock repurchased......         302,094
                                                 --------------
      Total Liabilities........................      11,801,197
                                                 --------------
  NET ASSETS...................................  $4,744,232,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,169,112
      Paid-in capital, in excess of par........   4,500,747,938
                                                 --------------
                                                  4,503,917,050
    Undistributed net investment income........         949,046
    Accumulated net realized gain on
      investments..............................      36,942,793
    Net unrealized appreciation on
      investments..............................     202,423,150
                                                 --------------
    Net assets, December 31, 1997..............  $4,744,232,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 316,911,160 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        14.97
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $187,480 foreign
      withholding tax).........................  $    19,377,627
    Interest...................................      216,743,419
                                                 ---------------
                                                     236,121,046
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       25,757,735
    Custodian expense..........................          281,000
    Shareholders' reports......................          169,000
    Accounting fees............................          101,000
    Audit fees.................................           67,000
    Legal fees.................................            3,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................              923
                                                 ---------------
      Total Expenses...........................       26,382,658
    Less: Custodian fee credit.................         (166,162)
                                                 ---------------
      Net Expenses.............................       26,216,496
                                                 ---------------
  NET INVESTMENT INCOME........................      209,904,550
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      546,046,706
      Futures contracts........................      (20,841,176)
      Short sales..............................          (30,344)
                                                 ---------------
                                                     525,175,186
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (145,915,485)
      Futures contracts........................       (1,775,225)
      Short sales..............................       (1,139,560)
                                                 ---------------
                                                    (148,830,270)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      376,344,916
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   586,249,466
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    209,904,550     $   173,283,574
    Net realized gain on investments.......................................................        525,175,186         270,107,246
    Net change in unrealized appreciation on investments...................................       (148,830,270)         61,403,321
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        586,249,466         504,794,141
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (209,004,256)       (174,034,704)
    Dividends in excess of net investment income...........................................                 --             (41,632)
    Distributions from net realized capital gains..........................................       (518,358,296)       (273,551,593)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (727,362,552)       (447,627,929)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,585,160 and 10,561,256 shares, respectively].....................         74,015,405         167,668,924
    Capital stock issued in reinvestment of dividends and distributions [47,801,252 and
     29,086,855 shares, respectively]......................................................        727,362,552         447,627,929
    Capital stock repurchased [(24,112,955) and (8,429,995) shares, respectively]..........       (394,841,365)       (134,428,797)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        406,536,592         480,868,056
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        265,423,506         538,034,268
  NET ASSETS:
    Beginning of year......................................................................      4,478,808,533       3,940,774,265
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,744,232,039     $ 4,478,808,533
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $5,050,966,053)..........................  $5,471,387,547
    Cash.......................................          15,631
    Interest and dividends receivable..........      40,850,547
    Receivable for investments sold............             294
                                                 --------------
      Total Assets.............................   5,512,254,019
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      12,760,562
    Payable to investment adviser..............       8,471,572
    Accrued expenses...........................         654,878
    Due to broker -- variation margin..........         203,828
    Payable for capital stock repurchased......          21,085
                                                 --------------
      Total Liabilities........................      22,111,925
                                                 --------------
  NET ASSETS...................................  $5,490,142,094
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,177,111
      Paid-in capital, in excess of par........   4,984,889,353
                                                 --------------
                                                  4,988,066,464
    Undistributed net investment income........         768,864
    Accumulated net realized gain on
      investments..............................      82,447,694
    Net unrealized appreciation on
      investments..............................     418,859,072
                                                 --------------
    Net assets, December 31, 1997..............  $5,490,142,094
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 317,711,061 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        17.28
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $810,090 foreign
      withholding tax).........................  $    35,833,891
    Interest...................................      156,549,837
                                                 ---------------
                                                     192,383,728
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       31,740,440
    Custodian expense..........................          477,000
    Shareholders' reports......................          212,000
    Accounting fees............................           94,000
    Audit fees.................................           72,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            1,971
                                                 ---------------
      Total Expenses...........................       32,604,411
    Less: Custodian fee credit.................         (284,638)
                                                 ---------------
      Net Expenses.............................       32,319,773
                                                 ---------------
  NET INVESTMENT INCOME........................      160,063,955
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      867,141,418
      Futures contracts........................         (499,159)
      Short sales..............................        1,049,655
                                                 ---------------
                                                     867,691,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (160,872,103)
      Futures contracts........................       (1,562,422)
      Short sales..............................       (1,168,571)
                                                 ---------------
                                                    (163,603,096)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      704,088,818
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   864,152,773
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    160,063,955     $   139,211,865
    Net realized gain on investments.......................................................        867,691,914         408,046,131
    Net change in unrealized appreciation on investments...................................       (163,603,096)         41,728,823
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        864,152,773         588,986,819
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (159,343,911)       (142,089,785)
    Distributions from net realized capital gains..........................................       (823,214,223)       (458,909,559)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (982,558,134)       (600,999,344)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,859,580 and 8,998,637 shares, respectively]......................         92,765,042         166,455,957
    Capital stock issued in reinvestment of dividends and distributions [56,453,647 and
     34,012,173 shares, respectively]......................................................        982,558,134         600,999,344
    Capital stock repurchased [(18,791,325) and (6,420,074) shares, respectively]..........       (363,698,408)       (119,724,926)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        711,624,768         647,730,375
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        593,219,407         635,717,850
  NET ASSETS:
    Beginning of year......................................................................      4,896,922,687       4,261,204,837
                                                                                             ------------------  -------------------
    End of year............................................................................   $  5,490,142,094     $ 4,896,922,687
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A7

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $551,773,633)............................  $  562,701,784
    Cash.......................................       9,588,705
    Interest and dividends receivable..........      11,028,778
    Receivable for investments sold............         918,120
                                                 --------------
      Total Assets.............................     584,237,387
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      14,754,249
    Payable to investment adviser..............         738,097
    Accrued expenses...........................          69,963
                                                 --------------
      Total Liabilities........................      15,562,309
                                                 --------------
  NET ASSETS...................................  $  568,675,078
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      698,191
      Paid-in capital, in excess of par........     562,703,961
                                                 --------------
                                                    563,402,152
    Undistributed net investment income........         735,254
    Accumulated net realized loss on
      investments..............................      (6,390,479)
    Net unrealized appreciation on
      investments..............................      10,928,151
                                                 --------------
    Net assets, December 31, 1997..............  $  568,675,078
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 69,819,106 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $         8.14
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Interest...................................  $    48,438,901
    Dividends..................................        2,026,846
                                                 ---------------
                                                      50,465,747
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,679,304
    Custodian expense..........................           79,000
    Accounting fees............................           68,000
    Shareholders' reports......................           18,000
    Audit fee..................................            6,000
    Directors' fees............................            3,000
    Legal fees.................................              300
    Miscellaneous expenses.....................              903
                                                 ---------------
      Total Expenses...........................        2,854,507
    Less: Custodian fee credit.................          (64,527)
                                                 ---------------
      Net Expenses.............................        2,789,980
                                                 ---------------
  NET INVESTMENT INCOME........................       47,675,767
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........       15,354,840
    Net change in unrealized appreciation on
      investments..............................         (144,633)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       15,210,207
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    62,885,974
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     47,675,767     $    39,424,947
    Net realized gain (loss) on investments................................................         15,354,840          (1,288,395)
    Net change in unrealized appreciation on investments...................................           (144,633)          4,580,936
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         62,885,974          42,717,488
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (47,277,841)        (39,126,995)
    Dividends in excess of net investment income...........................................                 --            (495,859)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (47,277,841)        (39,622,854)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [18,324,520 and 5,685,336 shares, respectively].....................        149,154,244          45,754,000
    Capital stock issued in reinvestment of dividends and distributions [5,847,594 and
     5,088,084 shares, respectively].......................................................         47,277,841          39,622,854
    Capital stock repurchased [(9,372,701) and (2,919,156) shares, respectively]...........        (76,232,015)        (23,514,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        120,200,070          61,862,854
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        135,808,203          64,957,488
  NET ASSETS:
    Beginning of year......................................................................        432,866,875         367,909,387
                                                                                             ------------------  -------------------
    End of year............................................................................   $    568,675,078     $   432,866,875
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $1,467,986,080)..........................  $2,452,933,864
    Interest and dividends receivable..........       3,244,896
    Receivable for capital stock sold..........         486,793
                                                 --------------
      Total Assets.............................   2,456,665,553
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       6,152,798
    Payable to investment adviser..............       2,079,794
    Accrued expenses...........................         222,585
    Due to broker -- variation margin..........          19,150
                                                 --------------
      Total Liabilities........................       8,474,327
                                                 --------------
  NET ASSETS...................................  $2,448,191,226
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      810,134
      Paid-in capital, in excess of par........   1,455,746,577
                                                 --------------
                                                  1,456,556,711
    Undistributed net investment income........         304,262
    Accumulated net realized gain on
      investments..............................       5,874,119
    Net unrealized appreciation on
      investments..............................     985,456,134
                                                 --------------
    Net assets, December 31, 1997..............  $2,448,191,226
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 81,013,397 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        30.22
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $243,027 foreign
      withholding tax).........................  $    34,578,154
    Interest...................................        4,314,396
                                                 ---------------
                                                      38,892,550
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        7,121,699
    Shareholders' reports......................          126,000
    Accounting fees............................          115,000
    Custodian expense..........................           47,000
    Audit fees.................................           26,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            1,448
                                                 ---------------
      Total Expenses...........................        7,441,147
    Less: Custodian fee credit.................           (8,173)
                                                 ---------------
      Net Expenses.............................        7,432,974
                                                 ---------------
  NET INVESTMENT INCOME........................       31,459,576
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       57,018,822
      Futures contracts........................       17,002,563
                                                 ---------------
                                                      74,021,385
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      451,770,825
      Futures contracts........................         (207,850)
                                                 ---------------
                                                     451,562,975
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      525,584,360
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   557,043,936
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     31,459,576     $    24,969,455
    Net realized gain on investments.......................................................         74,021,385          12,465,185
    Net change in unrealized appreciation on investments...................................        451,562,975         226,522,837
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        557,043,936         263,957,477
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (31,155,314)        (25,100,782)
    Distributions from net realized capital gains..........................................        (67,389,823)        (17,273,757)
    Distributions in excess of net realized capital gains..................................                 --            (196,333)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (98,545,137)        (42,570,872)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [17,248,797 and 14,156,009 shares, respectively]....................        484,303,403         310,087,550
    Capital stock issued in reinvestment of dividends and distributions [3,309,920 and
     1,875,670 shares, respectively].......................................................         98,545,137          42,570,872
    Capital stock repurchased [(6,144,732) and (1,109,676) shares, respectively]...........       (174,536,420)        (23,942,788)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        408,312,120         328,715,634
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        866,810,919         550,102,239
  NET ASSETS:
    Beginning of year......................................................................      1,581,380,307       1,031,278,068
                                                                                             ------------------  -------------------
    End of year............................................................................   $  2,448,191,226     $ 1,581,380,307
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A9

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $1,533,057,472)..........................  $2,032,553,684
    Cash.......................................           1,153
    Interest and dividends receivable..........       5,671,121
                                                 --------------
      Total Assets.............................   2,038,225,958
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       6,349,449
    Payable to investment adviser..............       1,968,342
    Accrued expenses...........................         152,278
                                                 --------------
      Total Liabilities........................       8,470,069
                                                 --------------
  NET ASSETS...................................  $2,029,755,889
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      906,652
      Paid-in capital, in excess of par........   1,489,478,733
                                                 --------------
                                                  1,490,385,385
    Undistributed net investment income........       4,445,611
    Accumulated net realized gain on
      investments..............................      35,428,681
    Net unrealized appreciation on
      investments..............................     499,496,212
                                                 --------------
    Net assets, December 31, 1997..............  $2,029,755,889
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 90,665,193 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        22.39
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $533,835 foreign
      withholding tax).........................  $    48,458,837
    Interest...................................        6,190,866
                                                 ---------------
                                                      54,649,703
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        6,601,602
    Accounting fees............................           86,000
    Shareholders' reports......................           65,000
    Custodian expense..........................           50,000
    Audit fees.................................           22,000
    Directors' fee.............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................              918
                                                 ---------------
      Total Expenses...........................        6,829,520
    Less: Custodian fee credit.................          (30,193)
                                                 ---------------
      Net Expenses.............................        6,799,327
                                                 ---------------
  NET INVESTMENT INCOME........................       47,850,376
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........      209,283,667
    Net change in unrealized appreciation on
      investments..............................      251,369,014
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      460,652,681
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   508,503,057
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     47,850,376     $    40,888,718
    Net realized gain on investments.......................................................        209,283,667          35,305,154
    Net change in unrealized appreciation on investments...................................        251,369,014         167,448,548
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        508,503,057         243,642,420
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (43,537,704)        (49,702,706)
    Distributions from net realized capital gains..........................................       (179,961,221)        (35,958,853)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (223,498,925)        (85,661,559)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [11,266,195 and 3,768,657 shares, respectively].....................        253,831,217          65,526,000
    Capital stock issued in reinvestment of dividends and distributions [10,153,692 and
     4,848,028 shares, respectively].......................................................        223,498,925          85,661,559
    Capital stock repurchased [(4,416,916) and (3,172,162) shares, respectively]...........        (96,053,000)        (55,657,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        381,277,142          95,530,559
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        666,281,274         253,511,420
  NET ASSETS:
    Beginning of year......................................................................      1,363,474,615       1,109,963,195
                                                                                             ------------------  -------------------
    End of year............................................................................   $  2,029,755,889     $ 1,363,474,615
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $4,198,636,403)..........................  $6,025,444,474
    Cash.......................................          77,594
    Interest and dividends receivable..........      14,912,488
    Receivable for investments sold............       2,093,331
    Receivable for capital stock sold..........         486,261
                                                 --------------
      Total Assets.............................   6,043,014,148
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      11,649,933
    Payable to investment adviser..............       6,897,764
    Accrued expenses...........................         486,420
                                                 --------------
      Total Liabilities........................      19,034,117
                                                 --------------
  NET ASSETS...................................  $6,023,980,031
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,938,894
      Paid-in capital, in excess of par........   4,163,259,125
                                                 --------------
                                                  4,165,198,019
    Undistributed net investment income........         919,002
    Accumulated net realized gain on
      investments..............................      31,068,956
    Net unrealized appreciation on investments
      and foreign currencies...................   1,826,794,054
                                                 --------------
    Net assets, December 31, 1997..............  $6,023,980,031
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 193,889,401 outstanding shares of
      common stock (authorized 250,000,000
      shares)..................................  $        31.07
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $1,062,630 foreign
      withholding tax).........................  $    80,559,590
    Interest...................................       70,049,162
                                                 ---------------
                                                     150,608,752
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       24,840,379
    Shareholders' reports......................          249,000
    Custodian expense..........................          122,000
    Accounting fees............................           83,000
    Audit fees.................................           75,000
    Legal fees.................................            4,000
    Directors' fees............................            2,800
    Miscellaneous expenses.....................            1,561
                                                 ---------------
      Total Expenses...........................       25,377,740
    Less: Custodian fee credit.................          (95,183)
                                                 ---------------
      Net Expenses.............................       25,282,557
                                                 ---------------
  NET INVESTMENT INCOME........................      125,326,195
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................      320,710,878
      Foreign currencies.......................          247,917
                                                 ---------------
                                                     320,958,795
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      744,802,907
      Foreign currencies.......................          (14,018)
                                                 ---------------
                                                     744,788,889
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................    1,065,747,684
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $ 1,191,073,879
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    125,326,195     $   108,378,560
    Net realized gain on investments and foreign currencies................................        320,958,795         344,149,867
    Net change in unrealized appreciation on investments and foreign currencies............        744,788,889         282,410,872
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................      1,191,073,879         734,939,299
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (127,895,464)       (107,745,221)
    Distributions from net realized capital gains..........................................       (322,171,256)       (422,203,368)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (450,066,720)       (529,948,589)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [12,471,611 and 13,547,538 shares, respectively]....................        381,942,219         368,210,773
    Capital stock issued in reinvestment of dividends and distributions [14,665,432 and
     20,011,095 shares, respectively]......................................................        450,066,720         529,948,589
    Capital stock repurchased [(11,774,942) and (3,776,507) shares, respectively]..........       (363,005,143)       (102,985,123)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        469,003,796         795,174,239
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,210,010,955       1,000,164,949
  NET ASSETS:
    Beginning of year......................................................................      4,813,969,076       3,813,804,127
                                                                                             ------------------  -------------------
    End of year............................................................................   $  6,023,980,031     $ 4,813,969,076
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A11

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                         PRUDENTIAL JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $426,967,254)............................  $  506,859,751
    Cash.......................................         117,479
    Interest and dividends receivable..........         300,382
    Receivable for investments sold............          84,864
                                                 --------------
      Total Assets.............................     507,362,476
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      10,696,174
    Payable to investment adviser..............         676,015
    Accrued expenses...........................          53,168
                                                 --------------
      Total Liabilities........................      11,425,357
                                                 --------------
  NET ASSETS...................................  $  495,937,119
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      279,684
      Paid-in capital, in excess of par........     412,804,227
                                                 --------------
                                                    413,083,911
    Undistributed net investment income........         101,780
    Accumulated net realized gain on
      investments..............................       2,858,931
    Net unrealized appreciation on
      investments..............................      79,892,497
                                                 --------------
    Net assets, December 31, 1997..............  $  495,937,119
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 27,968,374 outstanding shares of
      common stock (authorized 40,000,000
      shares)..................................  $        17.73
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $58,571 foreign
      withholding tax).........................  $     2,459,372
    Interest...................................          613,133
                                                 ---------------
                                                       3,072,505
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,063,572
    Accounting fees............................           87,000
    Custodian expense..........................           25,000
    Shareholders' reports......................           23,000
    Audit fees.................................            3,500
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            2,838
                                                 ---------------
      Total Expenses...........................        2,207,910
    Less: Custodian fee credit.................           (7,281)
                                                 ---------------
      Net Expenses.............................        2,200,629
                                                 ---------------
  NET INVESTMENT INCOME........................          871,876
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........       33,000,406
    Net change in unrealized appreciation on
      investments..............................       54,234,653
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       87,235,059
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    88,106,935
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $        871,876     $       270,664
    Net realized gain (loss) on investments................................................         33,000,406          (3,092,511)
    Net change in unrealized appreciation on investments...................................         54,234,653          21,613,425
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         88,106,935          18,791,578
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................           (832,883)           (373,490)
    Distributions from net realized capital gains..........................................        (27,048,964)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (27,881,847)           (373,490)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [12,593,772 and 11,292,685 shares, respectively]....................        218,245,522         151,529,000
    Capital stock issued in reinvestment of dividends and distributions [1,607,079 and
     27,287 shares, respectively]..........................................................         27,881,847             373,490
    Capital stock repurchased [(1,044,246) and (531,868) shares, respectively].............        (17,547,320)         (6,868,000)
    Initial capitalization repurchased by The Prudential [(1,004,760) and -0- shares
     respectively].........................................................................        (19,411,166)                 --
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        209,168,883         145,034,490
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        269,393,971         163,452,578
  NET ASSETS:
    Beginning of year......................................................................        226,543,148          63,090,570
                                                                                             ------------------  -------------------
    End of year............................................................................   $    495,937,119     $   226,543,148
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                      SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $250,408,668)............................  $  290,466,394
    Due from broker -- variation margin........         238,025
    Interest and dividends receivable..........         161,563
    Receivable for investments sold............           3,325
                                                 --------------
      Total Assets.............................     290,869,307
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         283,977
    Bank overdraft.............................         146,909
    Accrued expenses...........................         106,412
    Payable for investments purchased..........          22,095
                                                 --------------
      Total Liabilities........................         559,393
                                                 --------------
  NET ASSETS...................................  $  290,309,914
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      182,229
      Paid-in capital, in excess of par........     246,921,199
                                                 --------------
                                                    247,103,428
    Undistributed net investment income........          66,820
    Accumulated net realized gain on
      investments..............................       2,753,991
    Net unrealized appreciation on
      investments..............................      40,385,675
                                                 --------------
    Net assets, December 31, 1997..............  $  290,309,914
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 18,222,874 outstanding shares of
      common stock (authorized 40,000,000
      shares)..................................  $        15.93
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $717 foreign withholding
      tax).....................................  $     1,712,972
    Interest...................................          881,900
                                                 ---------------
                                                       2,594,872
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          867,687
    Accounting fees............................          128,500
    Custodian expense..........................           75,000
    Shareholders' reports......................           13,000
    Directors' fees............................            3,000
    Audit fees.................................            2,000
    Miscellaneous expenses.....................              764
                                                 ---------------
      Total Expenses...........................        1,089,951
    Less: Custodian fee credit.................           (2,725)
                                                 ---------------
      Net Expenses.............................        1,087,226
                                                 ---------------
  NET INVESTMENT INCOME........................        1,507,646
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       19,300,211
      Futures contracts........................        2,286,760
                                                 ---------------
                                                      21,586,971
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       24,768,005
      Futures contracts........................          371,000
                                                 ---------------
                                                      25,139,005
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       46,725,976
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    48,233,622
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,507,646     $       788,546
    Net realized gain on investments.......................................................         21,586,971           2,844,341
    Net change in unrealized appreciation on investments...................................         25,139,005          12,638,510
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         48,233,622          16,271,397
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,440,826)           (821,179)
    Distributions from net realized capital gains..........................................        (19,469,768)         (2,604,153)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (20,910,594)         (3,425,332)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,135,914 and 7,144,721 shares, respectively]......................        128,260,999          92,968,000
    Capital stock issued in reinvestment of dividends and distributions [1,354,381 and
     259,822 shares, respectively].........................................................         20,910,594           3,425,332
    Capital stock repurchased [(941,823) and (692,228) shares, respectively]...............        (15,480,999)         (8,808,000)
    Initial capitalization repurchased by The Prudential [(1,049,184) and -0- shares,
     respectively].........................................................................        (18,602,031)                 --
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        115,088,563          87,585,332
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        142,411,591         100,431,397
  NET ASSETS:
    Beginning of year......................................................................        147,898,323          47,466,926
                                                                                             ------------------  -------------------
    End of year............................................................................   $    290,309,914     $   147,898,323
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A13

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $501,984,495)............................  $  618,110,214
    Cash.......................................             881
    Foreign currency, at value (cost:
      $18,305,955).............................      18,046,890
    Receivable for investments sold............       6,732,972
    Dividends and interest receivable..........         825,037
    Forward currency contracts -- amount
      receivable from counterparties...........         553,788
    Receivable for capital stock sold..........          63,725
                                                 --------------
      Total Assets.............................     644,333,507
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       4,413,779
    Payable to investment adviser..............       1,247,805
    Accrued expenses and other liabilities.....         190,075
    Forward currency contracts -- amount
      payable to counterparties................          80,496
                                                 --------------
      Total Liabilities........................       5,932,155
                                                 --------------
  NET ASSETS...................................  $  638,401,352
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      356,200
      Paid-in capital, in excess of par........     523,066,882
                                                 --------------
                                                    523,423,082
    Undistributed net investment income........       3,515,798
    Accumulated net realized gain on
      investments..............................      (4,868,770)
    Net unrealized appreciation on investments
      and foreign currencies...................     116,331,242
                                                 --------------
    Net assets, December 31, 1997..............  $  638,401,352
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 35,619,965 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        17.92
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $704,849 foreign
      withholding tax).........................  $     7,940,250
    Interest...................................          622,794
                                                 ---------------
                                                       8,563,044
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,836,302
    Custodian expense..........................          368,000
    Accounting fees............................          223,000
    Shareholders' reports......................           55,000
    Audit fees.................................            3,500
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           13,625
                                                 ---------------
                                                       5,502,427
                                                 ---------------
  NET INVESTMENT INCOME........................        3,060,617
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................       29,811,023
      Foreign currencies.......................        1,216,034
                                                 ---------------
                                                      31,027,057
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................        5,516,053
      Foreign currencies.......................         (408,410)
                                                 ---------------
                                                       5,107,643
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       36,134,700
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    39,195,317
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,060,617     $     3,109,922
    Net realized gain on investments and foreign currencies................................         31,027,057          19,772,496
    Net change in unrealized appreciation on investments and foreign currencies............          5,107,643          65,301,446
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         39,195,317          88,183,864
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (4,377,947)         (3,109,922)
    Distributions in excess of net investment income.......................................         (3,434,778)                 --
    Distributions from net realized capital gains..........................................        (30,337,530)        (19,019,488)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (38,150,255)        (22,129,410)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [5,853,862 and 7,307,979 shares, respectively]......................        111,692,563         123,508,873
    Capital stock issued in reinvestment of dividends and distributions [2,115,902 and
     1,310,966 shares, respectively].......................................................         38,150,255          22,129,410
    Capital stock repurchased [(4,869,453) and (1,820,909) shares, respectively]...........        (93,116,567)        (30,587,232)
    Initial capitalization repurchased by The Prudential [-0- and (36,088) shares,
     respectively].........................................................................                 --            (575,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         56,726,251         114,476,051
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         57,771,313         180,530,505
  NET ASSETS:
    Beginning of year......................................................................        580,630,039         400,099,534
                                                                                             ------------------  -------------------
    End of year............................................................................   $    638,401,352     $   580,630,039
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $379,415,418)............................  $  357,377,590
    Cash.......................................             855
    Foreign currency, at value (cost:
      $510,205)................................         508,663
    Interest and dividends receivable..........         630,539
                                                 --------------
      Total Assets.............................     358,517,647
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         470,310
    Accrued expenses...........................          95,924
                                                 --------------
      Total Liabilities........................         566,234
                                                 --------------
  NET ASSETS...................................  $  357,951,413
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      234,811
      Paid-in capital, in excess of par........     363,006,317
                                                 --------------
                                                    363,241,128
    Undistributed net investment income........         633,307
    Accumulated net realized gain on
      investments..............................      16,116,177
    Net unrealized depreciation on investments
      and foreign currencies...................     (22,039,199)
                                                 --------------
    Net assets, December 31, 1997..............  $  357,951,413
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 23,481,072 outstanding shares of
      common stock (authorized 75,000,000
      shares)..................................  $        15.24
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $291,018 foreign
      withholding tax).........................  $     4,325,040
    Interest...................................          466,389
                                                 ---------------
                                                       4,791,429
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,975,906
    Accounting fees............................           85,000
    Custodian expense..........................           47,000
    Shareholders' reports......................           25,000
    Audit fees.................................            6,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            1,548
                                                 ---------------
      Total Expenses...........................        2,143,454
    Less: Custodian fee credit.................             (489)
                                                 ---------------
      Net Expenses.............................        2,142,965
                                                 ---------------
  NET INVESTMENT INCOME........................        2,648,464
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................       50,711,042
      Foreign currencies.......................          (55,600)
                                                 ---------------
                                                      50,655,442
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................     (100,226,395)
      Foreign currencies.......................           (1,351)
                                                 ---------------
                                                    (100,227,746)
                                                 ---------------
  NET LOSS ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................      (49,572,304)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   (46,923,840)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      2,648,464     $     2,785,067
    Net realized gain on investments and foreign currencies................................         50,655,442          55,113,208
    Net change in unrealized appreciation (depreciation) on investments and foreign
     currencies............................................................................       (100,227,746)         36,052,334
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................        (46,923,840)         93,950,609
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (2,203,301)         (2,609,058)
    Distributions from net realized capital gains..........................................        (46,135,203)        (50,936,196)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (48,338,504)        (53,545,254)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [1,537,840 and 2,914,136 shares, respectively]......................         30,041,015          60,203,000
    Capital stock issued in reinvestment of dividends and distributions [3,086,491 and
     2,739,322 shares, respectively].......................................................         48,338,504          53,545,254
    Capital stock repurchased [(3,322,673) and (448,045) shares, respectively].............        (63,551,000)         (8,940,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         14,828,519         104,808,254
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (80,433,825)        145,213,609
  NET ASSETS:
    Beginning of year......................................................................        438,385,238         293,171,629
                                                                                             ------------------  -------------------
    End of year............................................................................   $    357,951,413     $   438,385,238
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      A15

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
DECEMBER 31, 1997

                                                                       PRINCIPAL    AMORTIZED
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
ASSET-BACKED SECURITIES -- 11.5%
  PNC Student Loan Trust I 1997-2 A1 (a)..........   5.91%   07/20/98  $   4,501  $    4,501,078
  Restructured Asset Securities Enhanced
    Return (a)....................................   5.96%   08/28/98     16,000      16,000,000
  Short Term Card Trust 1996-1 (a)................   6.00%   01/15/98     24,000      24,000,000
  Short Term Repackaged Asset Trust 1997-A (a)....   6.00%   12/15/98      8,000       8,000,000
  Strategic Money Market Trust 1997-A (a).........   5.91%   12/16/98     23,000      23,000,000
                                                                                  --------------
                                                                                      75,501,078
                                                                                  --------------
BANK NOTES -- 5.8%
  Comerica Bank of Detroit (a)....................   5.97%   02/05/98      2,000       1,999,883
  Comerica Bank of Detroit (a)....................   5.90%   02/11/98      9,000       8,999,333
  FCC National Bank (a)...........................   5.85%   07/02/98     12,000      11,995,370
  US Bank, N.A. (a)...............................   5.88%   04/10/98      4,000       3,999,582
  Nationsbank Corp. (a)...........................   5.87%   05/21/98      1,450       1,450,122
  Wachovia Bank, N.A. (a).........................   6.14%   06/01/98     10,000      10,000,000
                                                                                  --------------
                                                                                      38,444,290
                                                                                  --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Corestates Bank N.A. (a)........................   5.78%   01/23/98      1,000       1,000,000
                                                                                  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 6.2%
  Banco De Santander De Credito S.A...............   5.76%   04/20/98      4,000       4,000,233
  Svenska Handelsbanken, Inc......................   5.83%   03/12/98      2,000       1,999,710
  Svenska Handelsbanken A.B.......................   5.72%   03/16/98     30,000      29,652,033
  Westdeutsche Landesbank Girozentral.............   5.81%   03/04/98      5,000       4,999,982
                                                                                  --------------
                                                                                      40,651,958
                                                                                  --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 13.4%
  Bank of Montreal................................   5.64%   01/29/98      4,000       4,000,000
  Barclays Bank PLC...............................   5.84%   03/09/98      1,000         999,645
  Commerzbank, AG.................................   6.08%   05/27/98      8,000       7,998,938
  Commerzbank, AG.................................   5.97%   08/17/98     10,000       9,998,217
  Credit Agricole Indosuez........................   5.75%   02/10/98      3,000       3,000,000
  Credit Agricole Indosuez........................   5.95%   10/21/98      5,000       4,998,088
  Landesbank Hessen-Thuringen Girozentrale........   6.13%   04/01/98     10,000       9,997,185
  Landesbank Hessen-Thuringen Girozentrale........   5.94%   06/19/98     10,000       9,997,361
  National Westminister Bank, PLC.................   5.86%   03/10/98      2,000       1,999,045
  National Westminister Bank, PLC.................   6.06%   05/26/98      5,000       4,999,059
  Royal Bank of Canada............................   5.91%   06/17/98      5,000       4,998,696
  Societe Generale................................   5.85%   03/03/98      1,000         999,545
  Societe Generale................................   6.19%   05/06/98      2,000       1,999,597
  Societe Generale................................   6.01%   06/16/98     10,000       9,998,704
  Swiss Bank Corp.................................   5.76%   02/12/98      6,000       5,999,611
  Swiss Bank Corp.................................   5.98%   03/19/98      5,000       4,999,801
                                                                                  --------------
                                                                                      86,983,492
                                                                                  --------------
COMMERCIAL PAPER -- 42.9%
  AC Acquisition Holding Co.......................   5.70%   02/18/98      3,000       2,977,675
  American Express Credit Corp....................   6.25%   01/13/98      2,300       2,295,608
  Aon Corp........................................   5.82%   02/05/98      6,126       6,092,327
  Aristar, Inc....................................   5.84%   01/29/98      1,000         995,620
  Aristar, Inc....................................   5.93%   02/10/98      2,000       1,987,152
  Aristar, Inc....................................   5.95%   02/12/98      1,000         993,224
  Associates First Capital Corp...................   5.79%   02/04/98      3,000       2,984,077
  Barnett Bank, Inc...............................   6.70%   01/02/98      4,053       4,053,000
  Barton Capital Corp.............................   5.95%   02/09/98      4,000       3,974,878
  Bell Atlantic Financial Services, Inc...........   6.10%   01/13/98     14,000      13,973,906
  Bell Atlantic Financial Services, Inc...........   6.00%   01/29/98      5,255       5,231,352
  BP America......................................   6.90%   01/02/98     10,000      10,000,000
  Carnival Corp...................................   5.83%   01/30/98      3,000       2,986,397

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1997

                                                                       PRINCIPAL    AMORTIZED
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
  Caterpillar Financial Services Corp.............   5.95%   01/27/98  $   1,000  $      995,868
  Centric Capital Corp............................   5.92%   02/23/98      2,500       2,478,622
  Centric Capital Corp............................   5.80%   02/27/98      5,000       4,954,889
  Chrysler Financial Corp.........................   5.79%   02/09/98      8,000       7,951,106
  Coca Cola Enterprises, Inc......................   5.87%   02/23/98      4,000       3,966,084
  Coca Cola Enterprises, Inc......................   5.85%   02/27/98      1,000         990,900
  Corestates Capital Corp. (a)....................   5.93%   08/28/98      3,000       3,000,000
  Corporate Receivables Corp......................   6.00%   01/28/98      3,000       2,987,000
  Duke Capital Corp...............................   5.90%   01/23/98      8,000       7,972,467
  Enterprise Funding Corp.........................   5.90%   01/27/98      1,000         995,903
  Enterprise Funding Corp.........................   5.86%   02/27/98      3,872       3,836,705
  Falcon Asset Securitization Corp................   5.90%   01/21/98      2,000       1,993,772
  Falcon Asset Securitization Corp................   6.07%   02/05/98      7,000       6,959,871
  First Chicago Financial Corp....................   5.83%   03/20/98      2,000       1,975,061
  General Electric Capital Corp...................   5.88%   01/30/98     10,000       9,954,267
  General Motors Acceptance Corp..................   5.76%   02/09/98     12,000      11,927,040
  ING America Insurance Holdings, Inc.............   5.74%   04/03/98     11,000      10,840,396
  ING America Insurance Holdings, Inc.............   5.74%   04/28/98      8,000       7,852,036
  Johnson Controls, Inc...........................   5.80%   02/13/98      3,000       2,979,700
  Market Street Funding Corp......................   5.80%   02/03/98      3,000       2,984,533
  Martin Marietta Material........................   5.88%   02/05/98      1,000         994,451
  Mont Blanc Capital Corp.........................   5.90%   01/23/98      8,000       7,972,467
  Mont Blanc Capital Corp.........................   6.00%   01/28/98      1,000         995,667
  National Rural Utility..........................   5.56%   01/27/98      7,465       7,436,177
  Newell Co.......................................   6.80%   01/02/98     30,500      30,500,000
  Old Line Funding Corp...........................   5.88%   01/20/98      5,000       4,985,312
  Old Line Funding Corp...........................   5.90%   01/21/98      2,000       1,993,772
  SAFECO Corp.....................................   5.70%   01/23/98      4,000       3,986,700
  SAFECO Corp.....................................   5.83%   02/26/98      5,000       4,955,465
  SAFECO Corp.....................................   5.76%   03/17/98      3,000       2,964,480
  SAFECO Corp.....................................   5.79%   03/19/98      1,000         987,777
  Smith Barney Holdings...........................   5.62%   01/28/98      6,088       6,063,289
  Special Purpose Account Receivables Cooperative
    Corp..........................................   5.84%   02/20/98      2,000       1,984,102
  Special Purpose Account Receivables Cooperative
    Corp..........................................   5.86%   02/20/98      2,000       1,984,048
  Special Purpose Account Receivables Cooperative
    Corp..........................................   5.80%   03/26/98      1,000         986,628
  Triple A-One Funding Corp.......................   6.15%   01/09/98      2,250       2,247,309
  Triple A-One Funding Corp.......................   6.20%   01/23/98      1,561       1,555,354
  TRW, Inc........................................   6.00%   01/28/98      4,000       3,982,667
  Variable Funding Capital Corp...................   5.89%   01/22/98      5,410       5,392,297
  Variable Funding Capital Corp...................   5.88%   01/29/98      4,000       3,982,360
  WCP Funding, Inc................................   6.10%   01/27/98      9,000       8,961,875
  Windmill Funding Corp...........................   5.89%   01/29/98      8,000       7,964,660
  Wood Street Funding Corp........................   6.25%   01/07/98      3,369       3,366,076
  Xerox Overseas Holdings PLC.....................   5.79%   02/10/98      5,000       4,968,637
  Xerox Capital (Europe) PLC......................   5.79%   02/26/98      5,000       4,955,771
                                                                                  --------------
                                                                                     282,308,777
                                                                                  --------------
LOAN PARTICIPATIONS -- 3.5%
  Bell Atlantic Financial Services................   6.10%   01/21/98      6,000       6,000,000
  Countrywide Home Loan, Inc......................   6.25%   01/30/98     17,000      17,000,000
                                                                                  --------------
                                                                                      23,000,000
                                                                                  --------------
OTHER CORPORATE OBLIGATIONS -- 16.1%
  American General Finance Corp...................   7.48%   03/02/98      2,700       2,705,005
  CIT Group Holdings, Inc.........................   8.75%   04/15/98      2,000       2,014,097
  First Union Corp................................   6.75%   01/15/98      4,000       4,001,218
  General Motors Acceptance Corp. (a).............   5.73%   02/02/98     11,000      10,999,659
  General Motors Acceptance Corp. (a).............   5.79%   09/21/98      4,000       3,996,752
  General Motors Acceptance Corp. (a).............   6.00%   02/02/98      2,000       2,000,469
  Goldman Sachs Group L.P. (a)....................   6.03%   12/17/98     30,000      30,000,000
  Liquid Asset Backed Security Trust 1997-7 (a)...   6.03%   12/22/98      9,000       9,000,000
  Merrill Lynch & Co., Inc. (a)...................   5.96%   10/08/98     16,000      15,998,804
  Morgan Stanley Group, Inc. (a)..................   6.34%   03/09/98      4,000       4,002,425
  Morgan Stanley Group, Inc. (a)..................   5.88%   10/26/98      4,000       4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1997

                                                                       PRINCIPAL    AMORTIZED
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
  Morgan Stanley Group, Inc. (a)..................   6.07%   11/16/98  $   5,000  $    7,000,000
  SMM Trust Notes 1997-X (a)......................   6.00%   12/14/98      9,000       9,000,000
  Transamerica Finance Corp.......................   6.06%   06/15/98      1,450       1,451,032
                                                                                  --------------
                                                                                     106,169,461
                                                                                  --------------
TOTAL INVESTMENTS -- 99.5%
  (amortized cost $654,059,056 (b)).............................................     654,059,056
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...................................       3,403,084
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $  657,462,140
                                                                                  --------------
                                                                                  --------------

    The following abbreviations are used in portfolio descriptions:
        AG  Aktiengesellschaft (German Stock Company)
    PLC     Public Limited Company (British Corporation)

(a) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 1997.

(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1997 was as follows:

Commercial Bank                                    33.9%
Asset Backed Securities                            14.0%
Security Brokers & Dealers                         10.2%
Fire & Marine Casualty Insurance                    6.8%
Finance Lessors                                     5.8%
Miscellaneous Furniture                             4.6%
Telephone & Communications                          4.1%
Fire Insurance                                      2.8%
Mortgage Banker                                     2.6%
Bank Holding Company U.S.                           2.2%
Short-Term Business Credit                          2.0%
Petroleum Refining                                  1.5%
Photographic Equipment                              1.5%
Personal Credit                                     1.5%
Electrical Services                                 1.2%
Accident/Health Insurance                           0.9%
Beverages                                           0.8%
Construction                                        0.8%
Guided Missiles                                     0.6%
Pharmaceuticals                                     0.5%
Water Transport                                     0.5%
Regulating Controls                                 0.5%
Mining/Quarry                                       0.2%
                                            ------------
                                                   99.5%
Other assets in excess of liabilities               0.5%
                                            ------------
                                                  100.0%
                                            ------------
                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

                           DIVERSIFIED BOND PORTFOLIO
DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
LONG-TERM INVESTMENTS -- 92.8%
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
                                                    (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
LONG-TERM BONDS

                                                    ------------  ------   --------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 1.1%
  Agco Corp.,.....................................      Ba1        8.50%   03/15/06  $     600  $      637,500
  Archer Daniels Midland Co.,.....................      Aa3        6.95%   12/15/2097     8,400      8,509,536
                                                                                                --------------
                                                                                                     9,147,036
                                                                                                --------------
AIRLINES -- 4.7%
  Boeing Co., (a).................................      Aa3        8.75%   08/15/21      6,250       7,831,500
  Delta Air Lines, Inc., M.T.N....................      Baa3       7.79%   12/01/98      1,000       1,013,930
  Delta Air Lines, Inc., M.T.N....................      Baa3       8.38%   06/12/98      2,000       2,018,960
  Delta Air Lines, Inc.,..........................      Baa3      9.875%   05/15/00      6,000       6,464,520
  United Airlines, Inc.,..........................      Baa3       9.75%   08/15/21      4,500       5,758,515
  United Airlines, Inc.,..........................      Baa3      10.67%   05/01/04      7,000       8,390,060
  United Airlines, Inc.,..........................      Baa3      11.21%   05/01/14      5,000       7,011,550
                                                                                                --------------
                                                                                                    38,489,035
                                                                                                --------------
BANKS AND SAVINGS & LOANS -- 6.4%
  Banco Ganadero, M.T.N. SA, (Colombia)...........      Baa3       9.75%   08/26/99      4,100       4,212,750
  Bangkok Bank, (Thailand) (b)....................      Ba1       8.375%   01/15/27     12,000       7,032,120
  Banque Cent De Tunisie, (Tunisia)...............      Baa3       7.50%   09/19/07      3,000       2,805,000
  Capital One Bank,...............................      Baa3       7.08%   10/30/01      5,000       5,116,100
  Chase Manhattan Corp., (a)......................       A1        8.00%   06/15/99      2,000       2,050,880
  Chemical Bank, (a)..............................      Aa3       6.625%   08/15/05      2,000       2,016,600
  Compass Trust Bank,.............................       A3        8.23%   01/15/27      4,500       4,882,500
  International Bank for Reconstruction and
    Development, (Supranational)..................      Aaa       12.375%  10/15/02        750         946,125
  Kansallis-Osake Pankki, (Finland)...............       A3        8.65%   12/29/49      5,000       5,100,000
  Kansallis-Osake Pankki, (Finland) (a)...........       A3       10.00%   05/01/02      5,000       5,681,950
  National Australia Bank, (Australia)............       A1        6.40%   12/10/07      3,700       3,700,000
  Skandinaviska Enskilda Bank, (Sweden)...........      Baa1       7.50%   03/29/49      5,000       5,093,750
  Svenska Handelsbank, (Sweden)...................       A1       7.125%   03/29/49      3,500       3,526,250
                                                                                                --------------
                                                                                                    52,164,025
                                                                                                --------------
CABLE -- 1.5%
  Rogers Cablesystems, Inc., (Canada).............      Ba3       10.00%   03/15/05      4,000       4,400,000
  Videotron Holdings, PLC, Zero Coupon (until
    7/1/99).......................................      Baa3      11.125%  07/01/04      8,000       7,619,840
                                                                                                --------------
                                                                                                    12,019,840
                                                                                                --------------
CABLE & PAY TELEVISION SYSTEMS -- 0.4%
  Grupo Televisa SA, (Mexico).....................      Ba3       11.875%  05/15/06      2,500       2,825,000
                                                                                                --------------
COMPUTER SERVICES -- 0.6%
  Seagate Technology, Inc.,.......................      Baa3       7.45%   03/01/37      5,000       5,135,100
                                                                                                --------------
COMPUTERS -- 1.4%
  International Business Machines Corp., (a)......       A1       7.125%   12/01/2096    10,900     11,276,704
                                                                                                --------------
FINANCIAL SERVICES -- 20.5%
  Advanta Corp., M.T.N............................      Ba3        7.25%   08/16/99     10,000       9,859,700
  Advanta Mortgage Loan Trust, Series 1994-3
    (a)...........................................      Aaa        8.49%   01/25/26      8,500       8,925,000
  American General Finance, Inc., (a).............       A1       8.125%   03/15/46     12,000      13,311,600
  Aristar, Inc., (a)..............................       A3        5.75%   07/15/98      2,000       1,999,820
  Aristar, Inc.,..................................      Baa1       7.50%   07/01/99      2,000       2,037,120
  Arkwright Corp.,................................      Baa3      9.625%   08/15/26      5,000       5,919,750
  Chrysler Financial Corp., (a)...................       A3        9.50%   12/15/99      5,000       5,309,800
  Conseco, Inc.,..................................      Ba2        8.70%   11/15/26      1,600       1,788,880
  Conseco, Inc., (b)..............................      Ba2       8.796%   04/01/27     15,500      17,300,635
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa3       7.00%   06/15/00      9,000       9,179,640
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa2      7.875%   03/15/98      5,000       5,018,600
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa2       8.75%   12/15/99      3,000       3,147,000
  Felcor Suite Hotels, Inc.,......................      Ba1       7.625%   10/01/07      7,900       7,906,320
  Ford Motor Credit Co., (a)......................       A1        5.75%   01/25/01      4,000       3,944,680
  Ford Motor Credit Co., (a)......................       A1        6.25%   02/26/98      3,000       3,000,780
  General Motors Acceptance Corp., (a)............       A3        8.40%   10/15/99      3,700       3,836,937
  Green Tree Financial Corp.,.....................       NR        7.90%   03/15/28      7,694       7,946,940
  Industrial Financial Corp.,.....................      Ba1       7.875%   08/04/02      4,000       3,800,000
  Lumbermens Mutual Casualty Co.,.................      Baa1       8.30%   12/01/37     12,850      13,621,000
  Nationwide CSN Trust,...........................       A1       9.875%   02/15/25      5,000       5,896,950
  Polysindo Int'l. Finance Co., (Indonesia).......      Ba3       11.375%  06/15/06      3,000       2,430,000
  Polysindo Int'l. Finance Co., (Indonesia).......      Ba3       13.00%   06/15/01      2,500       2,275,000
  PT Alatief Freeport Financial Co.,
    (Netherlands).................................      Ba1        9.75%   04/15/01      5,750       5,807,500
  Reliastar Financial Corp., (a)..................       A3       6.625%   09/15/03      5,000       5,007,500
  Union Planters Corp.,...........................      Baa1       8.20%   12/15/26      5,000       5,251,550
  Vesta Insurance Group,..........................      Baa3      8.525%   01/15/27     12,000      13,231,200
                                                                                                --------------
                                                                                                   167,753,902
                                                                                                --------------
FOOD & BEVERAGE -- 1.4%
  RJR Nabisco, Inc.,..............................      Baa3       8.25%   07/01/04     11,000      11,563,750
                                                                                                --------------
FOREST PRODUCTS -- 0.8%
  Westvaco Corp., (a).............................       A1        9.75%   06/15/20      5,000       6,673,550
                                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
INDUSTRIAL -- 0.4%
  Compania Sud Americana de Vapores, SA,
    (Chile).......................................       NR       7.375%   12/08/03  $   3,000  $    2,962,500
                                                                                                --------------
INVESTMENT BANKERS -- 7.4%
  Lehman Brothers Holdings, Inc., M.T.N...........      Baa1       6.40%   08/30/00     23,250      23,220,938
  Salomon Inc.,...................................      Baa1       6.25%   10/01/99      8,000       8,009,280
  Salomon Inc.,...................................       A2        6.50%   03/01/00     10,000      10,052,400
  Salomon Inc., M.T.N.............................       A2        6.59%   02/21/01     10,000      10,083,200
  Salomon Inc.,...................................       A2        6.65%   07/15/01      7,000       7,059,080
  Salomon Inc.,...................................       A2        7.25%   05/01/01      2,250       2,309,220
                                                                                                --------------
                                                                                                    60,734,118
                                                                                                --------------
LEISURE & TOURISM -- 2.7%
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.00%   10/15/07      8,000       8,058,640
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.25%   08/15/06      5,000       5,146,400
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.50%   10/15/27      8,500       8,655,890
                                                                                                --------------
                                                                                                    21,860,930
                                                                                                --------------
MEDIA -- 6.0%
  News America Holdings, Inc., (a)................      Baa3       7.50%   03/01/00      6,000       6,134,760
  Paramount Communications, Inc.,.................      Ba2        7.50%   01/15/02      5,000       5,122,600
  Time Warner, Inc.,..............................      Ba1        8.18%   08/15/07      2,500       2,721,150
  Time Warner, Inc.,..............................      Ba1        7.75%   06/15/05      7,800       8,226,972
  Time Warner, Inc.,..............................      Ba1       9.125%   01/15/13      6,000       7,144,620
  Turner Broadcasting System, Inc.,...............      Ba1       8.375%   07/01/13      2,000       2,244,040
  Turner Broadcasting System, Inc.,...............      Ba1        7.40%   02/01/04     13,500      14,023,125
  Viacom, Inc.,...................................      Ba2        7.75%   06/01/05      3,000       3,051,270
                                                                                                --------------
                                                                                                    48,668,537
                                                                                                --------------
MISCELLANEOUS CONSUMER GROWTH -- 0.4%
  Whitman Corp.,..................................      Baa2       7.50%   08/15/01      3,000       3,107,220
                                                                                                --------------
MORTGAGE PASS-THROUGHS -- 3.0%
                                                                           02/15/08
                                                                              -
  Government National Mortgage Association,.......                 7.50%   02/15/26      3,675       3,783,890
                                                                           05/20/02
                                                                              -
  Government National Mortgage Association,.......                 7.50%   01/15/26     20,159      20,745,779
  Government National Mortgage Association,.......                 7.50%   02/15/09        133         137,714
                                                                                                --------------
                                                                                                    24,667,383
                                                                                                --------------
OIL & GAS -- 4.8%
  Apache Corp.,...................................      Baa1       7.95%   04/15/26      1,300       1,456,910
  B.J. Services Co.,..............................      Baa2       7.00%   02/01/06      5,000       5,118,750
  Gulf Canada Resources Ltd., (Canada)............      Ba1        8.25%   03/15/17      6,600       7,342,566
  Occidental Petroleum Corp.,.....................      Baa2      10.125%  11/15/01      5,000       5,641,200
  Occidental Petroleum Corp.,.....................      Baa2      11.125%  08/01/10      5,000       6,810,700
  Parker & Parsley Petroleum Co.,.................      Baa3       8.25%   08/15/07      4,000       4,405,760
  Seagull Energy Corp.,...........................      Ba1        7.50%   09/15/27      8,325       8,622,119
                                                                                                --------------
                                                                                                    39,398,005
                                                                                                --------------
PAPER & FOREST -- 0.8%
  UPM-Kymmene Oyj,................................      Baa1       7.45%   11/26/27      6,000       6,157,500
                                                                                                --------------
RAILROADS -- 1.8%
  CSX Corp.,......................................      Baa2       7.95%   05/01/27      3,000       3,391,080
  Norfolk Southern Corp., (a).....................      Baa1       7.80%   05/15/27     10,000      11,287,500
                                                                                                --------------
                                                                                                    14,678,580
                                                                                                --------------
RESTAURANTS -- 1.2%
  Darden Restaurants, Inc., (a)...................      Baa1      7.125%   02/01/16     10,000       9,606,500
                                                                                                --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,..............      Baa2       8.50%   06/15/03     10,200      11,127,180
  Federated Department Stores, Inc.,..............      Baa2      8.125%   10/15/02      5,250       5,612,250
  Kmart Corp., M.T.N..............................      Ba3        9.80%   06/15/98      2,000       2,020,000
  Rite Aid Corp., (a).............................      Baa1       6.70%   12/15/01      4,000       4,065,000
                                                                                                --------------
                                                                                                    22,824,430
                                                                                                --------------
TELECOMMUNICATIONS -- 5.4%
  Impast Corp.,...................................       B2       12.125%  07/15/03      3,000       3,045,000
  McLeod USA Inc.,................................       B3        9.25%   07/15/07      2,000       2,100,000
  McLeod USA, Inc., Zero Coupon (until 3/1/02)....       B3       10.50%   03/01/07      5,000       3,637,500
  Tele-Communications, Inc.,......................      Ba1       7.875%   08/01/13      5,800       6,238,306
  Tele-Communications, Inc.,......................      Ba1       6.875%   02/15/06     10,000      10,036,800
  Tele-Communications, Inc.,......................      Ba1       10.125%  04/15/22      6,300       8,383,851
  Total Access Communications Public Company Ltd.,
    (Thailand)....................................      Ba2       8.375%   11/04/06     15,000       7,200,000
  WorldCom, Inc.,.................................      Ba1        7.75%   04/01/07      3,500       3,758,615
                                                                                                --------------
                                                                                                    44,400,072
                                                                                                --------------
UTILITIES -- 6.4%
  Arkla, Inc., M.T.N..............................      Baa3       9.32%   12/18/00      2,000       2,140,300
  Avon Energy Partners Holdings,..................       NR        7.05%   12/11/07      5,000       5,081,250
  California Infrastructure PG&E, Series
    1997-1,.......................................      Aaa        6.32%   09/25/05      4,000       3,993,750

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B5

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Cleveland Electric Illumination,................      Ba1        7.88%   11/01/17  $   5,700  $    6,017,490
  Commonwealth Edison Co.,........................      Baa3      7.625%   01/15/07      7,525       7,941,735
  El Paso Electric Company,.......................      Ba3        9.40%   05/01/11      4,000       4,522,280
  Hyder PLC,......................................      Baa1       7.25%   12/15/17     12,000      12,125,400
  Niagara Mohawk Power,...........................      Ba3       6.875%   04/01/03      4,000       3,988,440
  Niagara Mohawk Power,...........................      Ba3        8.00%   06/01/04      5,000       5,297,900
  Pennsylvania Power & Light Co., (a).............       A3       9.375%   07/01/21      1,150       1,284,113
                                                                                                --------------
                                                                                                    52,392,658
                                                                                                --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 2.7%
  Federal Farm Credit Bank,.......................                 8.65%   10/01/99        150         156,891
  Resolution Funding Corp.,.......................                8.125%   10/15/19        700         861,875
  Resolution Funding Corp., (a)...................                 Zero    10/15/15     17,100       5,768,514
  Resolution Funding Corp.,.......................                8.625%   01/15/21        200         258,812
  United States Treasury Notes, (b)...............                7.875%   08/15/01      4,000       4,276,240
  United States Treasury Notes,...................                5.875%   09/30/02      4,950       4,977,077
  United States Treasury Notes,...................                 6.00%   07/31/02      1,000       1,010,470
  United States Treasury Notes,...................                6.125%   07/31/00      3,000       3,030,930
  United States Treasury Notes,...................                 6.25%   02/15/03      1,800       1,840,788
  United States Treasury Notes,...................                6.625%   07/31/01        200         205,624
                                                                                                --------------
                                                                                                    22,387,221
                                                                                                --------------
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES -- 0.1%
  Federal National Mortgage Association,..........                 9.00%   10/01/16        305         323,942
  Federal National Mortgage Association,..........                 9.00%   05/01/17        211         225,908
  Federal National Mortgage Association,..........                 9.00%   09/01/21          6           6,628
                                                                                                --------------
                                                                                                       556,478
                                                                                                --------------
FOREIGN GOVERNMENT BONDS -- 8.1%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)............................      Baa3      8.625%   06/02/00      2,000       2,045,000
  City of Moscow, (Russia)........................      Ba2        9.50%   05/31/00      5,000       4,725,000
  City of Moscow, (Russia)........................      Ba2        9.50%   05/31/00      2,000       1,890,000
  City of St. Petersburg, (Russia)................       NR        9.50%   06/18/02      5,000       4,500,000
  Republic of Colombia, (Colombia)................      Baa3      7.625%   02/15/07     12,500      11,672,125
  Republic of Colombia, (Colombia)................      Baa3       8.00%   06/14/01      1,600       1,605,600
  Republic of Colombia, (Colombia)................      Baa3       8.75%   10/06/99      3,500       3,604,370
  Republic of Panama, (Panama)....................      Ba1       7.875%   02/13/02      8,000       7,990,000
  Republic of Philippines, (Philippines)..........      Ba1        8.60%   06/15/27      1,000         820,000
  Republic of South Africa, (South Africa)........      Baa3       8.50%   06/23/17     17,000      16,235,000
  Rio De Janeiro, (Brazil)........................       B1       10.375%  07/12/99      5,000       4,956,250
  Russian Ministry of Finance, (Russia)...........      Ba2       10.00%   06/26/07      2,500       2,316,250
  United Mexican States, (Mexico).................      Ba2       11.50%   05/15/26      3,500       4,147,500
                                                                                                --------------
                                                                                                    66,507,095
                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $745,310,568).........................................................................     757,957,169
                                                                                                --------------

SHORT-TERM INVESTMENT -- 5.5%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    (cost $45,329,000; Note 5)....................                 6.53%   01/02/98     45,329      45,329,000
                                                                                                --------------
TOTAL INVESTMENTS -- 98.3%
  (cost $790,639,568; Note 6).................................................................     803,286,169
                                                                                                --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C) -- (0.0%)......................................        (214,531)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.7%...........................................      13,635,093
                                                                                                --------------
TOTAL NET ASSETS -- 100.0%....................................................................  $  816,706,731
                                                                                                --------------
                                                                                                --------------

    The following abbreviations are used in portfolio descriptions:
    M.T.N.  Medium Term Note
        SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Security segregated as collateral for futures contracts.
(b) Portion of security segregated as collateral for future contracts. The aggregate cost of the segregated securities is $26,272,861. The aggregated value is $23,624,600.
(c)  Open futures contracts as of December 31, 1997 are as follows:

                                                                   VALUE AT
 NUMBER OF                         EXPIRATION      VALUE AT      DECEMBER 31,
 CONTRACTS           TYPE             DATE        TRADE DATE         1997       DEPRECIATION
 Short Positions:
    411       U.S. Treasury Notes    Mar 98      $  45,852,188   $46,096,219      $ (244,031)
    145      U.S. Treasury Bond      Mar 98      $  17,248,531   $17,467,969      $ (219,438)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

                          GOVERNMENT INCOME PORTFOLIO
DECEMBER 31, 1997

                                                                       PRINCIPAL
LONG-TERM INVESTMENTS -- 95.7%
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
LONG-TERM BONDS -- 95.7%

                                                    ------   --------  ---------  --------------
ASSET-BACKED SECURITIES -- 5.6%
  Chase Manhattan Credit Card Master Trust, Series
    1995-2 (a)(b).................................  6.110%   08/15/01  $  12,500  $   12,503,875
  Equicon Home Equity Loan Trust, Series 1994-2...  7.850%   03/18/14      1,029       1,034,799
  Team Financing Corp., Series 1997-1 Class A.....  7.350%   05/15/03     10,000      10,368,700
                                                                                  --------------
                                                                                      23,907,374
                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATION -- 2.3%
  Main Place Funding (a)..........................  6.179%   07/17/98     10,000      10,018,750
                                                                                  --------------
CORPORATE -- 1.9%
  Merck & Co......................................  5.760%   05/03/37      8,000       8,232,880
                                                                                  --------------
MORTGAGE PASS-THROUGHS -- 36.0%
  Federal Home Loan Mortgage Corp., ARM...........  7.932%   06/01/25      7,450       7,652,695
  Federal National Mortgage Association...........  6.560%   08/27/04     25,000      25,218,750
                                                             05/01/10
                                                                -
  Federal National Mortgage Association...........  7.500%   12/01/12     20,920      21,488,806
                                                             03/01/22
                                                                -
  Federal National Mortgage Association...........  8.000%   05/01/26      1,913       1,985,086
                                                             05/01/24
                                                                -
  Federal National Mortgage Association...........  8.500%   04/01/25     24,639      25,836,437
                                                             02/01/25
                                                                -
  Federal National Mortgage Association...........  9.000%   04/01/25     10,179      10,851,475
                                                             04/08/07
                                                                -
  Federal National Mortgage Association Strips....   Zero    10/08/09     43,480      22,792,572
                                                             12/15/25
                                                                -
  Government National Mortgage Association........  7.500%   02/15/26     18,260      18,719,986
                                                             09/15/23
                                                                -
  Government National Mortgage Association........  8.000%   10/15/25     19,511      20,249,250
                                                                                  --------------
                                                                                     154,795,057
                                                                                  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 49.9%
  Israel AID......................................   Zero    03/15/06     18,272      11,233,991
  Israel AID......................................   Zero    08/15/09     20,000      10,000,000
  Resolution Funding Corp.........................  8.125%   10/15/19      4,200       5,171,250
  Small Business Administration Participation
    Certificate...................................  7.150%   01/01/17     19,125      19,966,691
  Small Business Administration Participation
    Certificate...................................  7.200%   10/01/16     19,338      20,178,133
  Small Business Adminstration Participation
    Certificate...................................  6.850%   07/01/17      5,000       5,166,050
  United States Treasury Bond (b).................  6.625%   02/15/27     25,000      27,140,500
  United States Treasury Bond (b).................  8.125%   08/15/19     28,000      35,035,000
  United States Treasury Bond (b).................  12.000%  08/15/13     24,100      35,509,904
  United States Treasury Note.....................  6.000%   08/15/00      5,000       5,035,950
  United States Treasury Note.....................  6.250%   10/31/01      3,500       3,559,605
  United States Treasury Note (b).................  7.750%   12/31/99     35,000      36,361,850
                                                                                  --------------
                                                                                     214,358,924
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $398,044,627)...........................................................     411,312,985
                                                                                  --------------

SHORT-TERM INVESTMENT -- 3.1%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    (cost $13,337,000; Note 5)....................   6.53%   01/02/98     13,337      13,337,000
                                                                                  --------------
TOTAL INVESTMENTS -- 98.8%
  (cost $411,381,627; Note 6)...................................................     424,649,985
                                                                                  --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- (C)...............................         (38,438)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.2%.............................       5,031,512
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $  429,643,059
                                                                                  --------------
                                                                                  --------------

(a) The interest rate shown reflects the current rate of the variable rate instrument.

(b)  Pledged as initial margin on financial future contracts.

(c)  Open futures contracts as of December 31, 1997 are as follows:

 NUMBER OF                                                       EXPIRATION      VALUE AT         VALUE AT
 CONTRACTS                          TYPE                            DATE        TRADE DATE    DECEMBER 31, 1997   DEPRECIATION
 Short Position:
    123       U.S. Treasury Note                                   Mar 98      $  13,722,187    $ 13,795,219       ($ 73,032)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

                        ZERO COUPON BOND 2000 PORTFOLIO
DECEMBER 31, 1997

                                                                       PRINCIPAL
LONG-TERM INVESTMENTS -- 99.6%
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
LONG-TERM BONDS

                                                    ------   --------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortgage Association,..........   Zero    01/24/02  $   7,777  $    6,140,175
  Federal National Mortgage Association,..........   Zero    07/24/02      4,527       3,472,345
  United States Government -- Republic of Turkey
    Trust, (a)....................................   Zero    11/15/01      2,500       1,996,850
  United States Treasury Bond.....................   Zero    11/15/00     28,080      23,907,312
  United States Treasury Bond.....................   Zero    02/15/02      7,050       5,586,208
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $39,519,559)............................................................      41,102,890
                                                                                  --------------

SHORT-TERM INVESTMENT -- 0.6%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account (cost
    $244,000; Note 5).............................   6.53%   01/02/98        244         244,000
                                                                                  --------------
TOTAL INVESTMENTS -- 100.2%
  (cost $39,763,559; Note 6)....................................................      41,346,890
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).................................         (80,170)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $   41,266,720
                                                                                  --------------
                                                                                  --------------

(a) Trust consists of a Promissary Note issued by the Republic of Turkey and a U.S. Government Securities Trust and carries the full faith and credit of the United States.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

                        ZERO COUPON BOND 2005 PORTFOLIO
DECEMBER 31, 1997

                                                                       PRINCIPAL
LONG-TERM INVESTMENTS -- 98.8%
                                                    INTEREST MATURITY   AMOUNT        VALUE
                                                     RATE      DATE      (000)       (NOTE 2)
LONG-TERM BONDS

                                                    ------   --------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortgage Association...........   Zero    01/24/05  $   1,400  $      922,908
  Federal National Mortgage Association...........   Zero    01/24/06      2,320       1,432,229
  Financing Corp..................................   Zero    03/07/04      3,350       2,325,503
  Resoluton Funding Corp..........................   Zero    07/15/07      4,350       2,484,763
  United States Treasury Bond.....................   Zero    11/15/04      7,600       5,135,472
  United States Treasury Bond.....................   Zero    05/15/05     13,400       8,787,318
  United States Treasury Bond.....................   Zero    11/15/05      2,000       1,272,080
  United States Treasury Bond.....................   Zero    02/15/06      7,000       4,376,050
  United States Treasury Bond.....................   Zero    05/15/06      6,000       3,696,000
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $27,416,234)............................................................      30,432,323
                                                                                  --------------

SHORT-TERM INVESTMENT -- 1.4%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account (cost
    $445,000; Note 5).............................   6.53%   01/02/98        445         445,000
                                                                                  --------------
TOTAL INVESTMENTS -- 100.2%
  (cost $27,861,234; Note 6)....................................................      30,877,323
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).................................         (66,441)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $   30,810,882
                                                                                  --------------
                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 91.8%
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
                                                    (UNAUDITED)     (000)        VALUE
LONG-TERM BONDS -- 58.6%                                                        (NOTE 2)

                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 4.2%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,218,200
    10.375%, 02/01/11 (a).........................      Ba1          56,905      73,306,108
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         46,665      55,931,736
    11.21%, 05/01/14..............................      Baa3         18,433      25,848,780
                                                                             --------------
                                                                                201,249,483
                                                                             --------------
ASSET-BACKED SECURITIES -- 1.6%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,511,000
    6.17%, 03/25/03...............................      Aaa           6,000       6,018,600
    6.28%, 09/25/05...............................      Aaa           7,000       7,042,000
    6.38%, 09/25/08...............................      Aaa          21,000      21,172,200
    6.42%, 12/26/09...............................      Aaa          10,000      10,110,000
    6.48%, 11/26/09...............................      Aaa          10,000      10,115,625
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (a)...........................      Aaa           4,650       4,602,012
  Team Financing Corp,
    7.35%, 05/15/03...............................      Aa2          11,000      11,405,570
                                                                             --------------
                                                                                 75,977,007
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.9%
  Banco Ganadero, M.T.N. SA (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05...............................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 Sr. Note.....................      Ba1          40,000      23,440,400
  Bank Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,218,000
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           7,500       7,485,000
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         17,950      16,783,250
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,362,750
    7.08%, 10/30/01...............................      Baa3         35,100      35,915,022
    7.35%, 06/20/00...............................      Baa3          8,100       8,293,266
    8.125%, 03/01/00..............................      Baa3         13,150      13,630,501
  Chase, Inc.
    6.075%, 02/28/00..............................      Aa3           4,000       4,006,160
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/29/49...............................       A3          10,000      10,200,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Okobank, (Finland),
    7.20%, 10/29/49...............................       A3       $   9,000  $    9,101,250
    7.20%, 10/29/49...............................       A3           3,500       3,539,375
    7.312%, 09/27/49..............................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (a)...........................      Aa3          17,400      17,513,448
  Siam Commercila, (Thailand),
    7.50%, 03/15/06...............................       A3          14,500       9,425,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49..............................       A1          10,000      10,075,000
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (a)...........................      Ba1          20,000      12,000,000
                                                                             --------------
                                                                                278,805,472
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.0%
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Baa3          5,545       5,889,455
  Tele-Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000      10,036,800
    7.375%, 02/15/00..............................      Ba1          27,000      27,521,100
    7.875%, 08/01/13..............................      Ba1          19,350      20,812,279
    8.25%, 01/15/03...............................      Ba1           2,000       2,135,780
    9.25%, 04/15/02...............................      Ba1           9,500      10,427,865
    9.875%, 06/15/22..............................      Ba1          12,900      16,811,667
                                                                             --------------
                                                                                 93,634,946
                                                                             --------------
CONSULTING -- 0.7%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,513,250
    6.375%, 11/30/01..............................      Baa1         21,500      21,500,000
                                                                             --------------
                                                                                 34,013,250
                                                                             --------------
CONSUMER SERVICES -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           3,500       3,503,570
                                                                             --------------
FINANCIAL SERVICES -- 15.4%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,400,000
    7.25%, 08/16/99...............................      Ba3           3,000       2,957,910
    7.50%, 08/28/00...............................      Ba3          35,000      34,053,250
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,471,600
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Bear Stearns & Co.,
    6.50%, 07/05/00...............................       A2          20,000      20,120,800
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3          10,000      10,000,000
  Conseco, Inc.,
    8.70%, 11/15/26 (a)...........................      Ba2          32,313      36,126,991
    8.796%, 04/01/27 (a)..........................      Ba2          23,900      26,676,463
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,395,827

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa2      $  11,500  $   11,554,050
    6.95%, 03/01/04...............................      Baa2         27,500      28,050,000
    7.00%, 06/15/00...............................      Baa2         30,000      30,598,800
    7.50%, 06/15/03...............................      Baa2          5,000       5,261,900
    8.75%, 12/15/99...............................      Baa2          5,000       5,245,000
  First Chicago NBD Corp.,
    5.819%, 09/23/02..............................       A1           8,000       7,976,000
  First Union Corp.,
    9.45%, 06/15/99...............................       A2           4,000       4,177,920
  Great Western Financial,
    8.206%, 02/01/27 (a)..........................       A3          19,300      20,469,966
  Industrial Finance Corp.,
    7.75%, 08/04/07...............................      Ba1           5,000       4,750,000
    7.875%, 08/04/02..............................      Ba1           6,000       5,700,000
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1          8,000       7,950,000
    6.33%, 08/01/00...............................      Baa1         30,000      30,039,600
    6.40%, 08/30/00...............................      Baa1         79,000      78,901,250
    6.71%, 10/12/99...............................      Baa1          6,000       6,056,640
    6.89%, 10/10/00...............................      Baa1         10,545      10,701,804
    7.125%, 07/15/02..............................      Baa1         16,000      16,359,680
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         21,750      23,055,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
  Merita Bank, Ltd.,
    7.50%, 12/29/49...............................       A3          15,000      15,390,000
  Merrill Lynch Pierce, Fenner & Smith,
    5.935%, 11/14/00..............................      Aa3          10,000       9,966,250
  Paine Webber Group, Inc.,
    7.625%, 10/15/08 Sr. Note.....................      Baa1          5,000       5,352,700
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           8,950       9,039,500
  Salomon, Inc.,
    6.25%, 10/01/99...............................       A2          32,800      32,838,048
    6.50%, 03/01/00 (a)...........................       A2          38,500      38,701,740
    6.59%, 02/21/01 (a)...........................       A2          30,750      31,005,840
    6.75%, 02/15/03...............................       A2           5,000       5,057,850
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          25,000      25,125,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,008,100
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          46,440      46,354,771
  Union Planters Corp., Gtd. Notes,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                731,941,767
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
    6.95%, 12/15/2097.............................      Aa3          18,800      19,045,152
                                                                             --------------
                                                                                 24,053,802
                                                                             --------------
INDUSTRIAL -- 0.8%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................       NR           7,600       7,505,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Reliance Industries Ltd.,
    8.125%, 09/27/05..............................      Baa3      $  15,000  $   14,025,000
    8.25%, 01/15/27...............................      Baa3         19,000      17,005,000
                                                                             --------------
                                                                                 38,535,000
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,750       5,855,455
                                                                             --------------
MEDIA -- 5.7%
  Paramount Communications, Inc., Sr. Notes,
    7.50%, 01/15/02...............................      Ba2           6,425       6,582,541
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,016,815
    8.11%, 08/15/06...............................      Ba1           7,250       7,848,850
    8.18%, 08/15/07...............................      Ba1          24,915      27,118,981
    9.125%, 01/15/13..............................      Ba1          41,270      49,143,078
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          17,325      19,438,997
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          71,325      70,082,518
    7.75%, 06/01/05...............................      Ba2          60,025      61,050,827
                                                                             --------------
                                                                                268,282,607
                                                                             --------------
OIL & GAS -- 1.6%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          2,900       3,250,030
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Baa2          4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1           4,500       5,006,295
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Petroliam Nasional, (Malaysia),
    6.625%, 10/18/01..............................       A2          12,000      11,662,680
  Seagull Energy Corp.,
    7.50%, 09/15/27...............................      Ba1          17,000      17,606,730
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         30,000      30,829,800
                                                                             --------------
                                                                                 75,754,855
                                                                             --------------
PAPER & FOREST -- 0.5%
  UPM-Kymmene Oyj,
    7.45%, 11/26/27...............................      Baa1         22,800      23,398,500
                                                                             --------------
RAILROADS -- 0.5%
  Norfolk Southern Corp.,
    7.05%, 05/01/37...............................      Baa1         25,000      26,218,750
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
  Falcor Suite Hotels, Inc.,
    7.625%, 10/1/07...............................      Ba1           8,000       8,006,400
                                                                             --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02 Sr. Note (a).................      Baa2         41,030      43,861,070
    8.50%, 06/15/03 (a)...........................      Baa2         32,400      35,345,160
    10.00%, 02/15/01 (a)..........................      Baa2         46,115      50,791,061
  Rite Aid Corp.,
    6.70%, 12/15/01...............................      Baa1          5,000       5,081,250
                                                                             --------------
                                                                                135,078,541
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  McLeod USA Inc., Sr. Notes,
    9.25%, 07/15/07...............................       B3           3,000       3,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $  33,000  $   15,840,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          80,000      83,775,200
    7.75%, 04/01/07...............................      Ba1          25,000      26,847,250
    7.75%, 04/01/27...............................      Ba1           4,500       4,944,420
    8.875%, 01/15/06..............................      Ba1          32,000      34,429,440
                                                                             --------------
                                                                                168,986,310
                                                                             --------------
TOBACCO -- 3.0%
  Philip Morris Co. Inc.,
    6.375%, 02/01/06..............................       A2          17,675      17,359,501
    7.20%, 02/01/07...............................       A2          31,915      32,932,769
  RJR Nabisco, Inc.,
    7.625%, 09/15/03..............................      Baa3         10,500      10,732,260
    8.25%, 07/01/04...............................      Baa3          8,000       8,410,000
    8.50%, 07/01/07...............................      Baa3         11,000      11,726,550
    8.75%, 04/15/04...............................      Baa3         23,090      24,719,000
    8.75%, 08/15/05...............................      Baa3         19,000      20,499,670
    9.25%, 08/15/13...............................      Baa3         13,571      15,227,341
                                                                             --------------
                                                                                141,607,091
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.0%
  Federal Express Corp., M.T.N.,
    10.05%, 06/15/99..............................      Baa2            500         527,645
                                                                             --------------
UTILITIES -- 1.9%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3         14,000      14,523,880
    7.625%, 01/15/07..............................      Baa3         21,000      22,162,980
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/04...............................      Baa1         25,000      25,093,750
    6.875%, 12/15/17..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           5,000       4,415,625
                                                                             --------------
                                                                                 91,634,985
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  United States Treasury Bond,
    6.125%, 08/15/07..............................                    7,500       7,707,450
  United States Treasury Notes,
    5.875%, 01/31/99 (a)..........................                   20,000      20,046,800
    5.875%, 09/30/02..............................                   28,550      28,706,169
    5.875%, 02/15/04..............................                   16,750      16,896,563
    6.25%, 10/31/01...............................                    9,500       9,661,785
    6.375%, 03/31/01 (a)..........................                    4,600       4,686,250
    6.375%, 08/15/27..............................                   57,325      60,460,104
                                                                             --------------
                                                                                148,165,121
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.2%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2           5,500       5,492,850
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2          16,500      15,592,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          25,000      22,500,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2       $   3,000  $    3,007,969
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (a)..........................      Baa3         85,000      79,370,450
    8.00%, 06/14/01...............................      Baa3          2,250       2,257,875
    8.75%, 10/06/99...............................      Baa3         12,325      12,692,532
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         37,950      36,242,250
  Russian Ministry of Finance, (Russia),
    10.00%, 06/26/07..............................      Ba2           7,800       7,226,700
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2           6,900       8,176,500
                                                                             --------------
                                                                                198,183,376
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,787,932,280)....................................................   2,779,026,495
                                                                             --------------

COMMON STOCKS -- 32.5%                                 SHARES
                                                    -------------
AEROSPACE -- 0.8%
  AlliedSignal, Inc...............................        196,400       7,647,325
  GenCorp, Inc....................................        100,000       2,500,000
  Litton Industries, Inc. (b).....................         78,900       4,536,750
  Lockheed Martin Corp............................        193,000      19,010,500
  Parker-Hannifin Corp. (b).......................         43,925       2,015,059
  Raytheon Co. (Class "A" Stock) (b)..............          7,295         359,749
                                                                   --------------
                                                                       36,069,383
                                                                   --------------
AIRLINES -- 0.4%
  AMR Corp. (b)...................................         84,700      10,883,950
  US Airways Group, Inc. (b)......................        114,900       7,181,250
                                                                   --------------
                                                                       18,065,200
                                                                   --------------
APPAREL -- 0.0%
  Phillips-Van Heusen Corp........................         96,300       1,372,275
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.4%
  Chrysler Corp...................................        147,800       5,200,712
  Ford Motor Co...................................         95,600       4,654,525
  General Motors Corp.............................        111,000       6,729,375
  Mascotech, Inc..................................         96,000       1,764,000
  Titan International, Inc........................        102,950       2,065,434
                                                                   --------------
                                                                       20,414,046
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.4%
  BankAmerica Corp................................        172,000      12,556,000
  Barnett Banks, Inc..............................        179,600      12,908,750
  Chase Manhattan Corp............................        213,800      23,411,100
  Citicorp........................................         56,800       7,181,650
  Fleet Financial Group, Inc......................        166,100      12,447,119
                                                                   --------------
                                                                       68,504,619
                                                                   --------------
CHEMICALS -- 0.2%
  Ferro Corp......................................        137,100       3,333,244
  Millennium Chemicals, Inc.......................        148,927       3,509,092
  OM Group, Inc...................................         64,400       2,358,650
                                                                   --------------
                                                                        9,200,986
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (b)...............................        373,700      12,845,937
                                                                   --------------
COMPUTER SERVICES -- 1.5%
  Autodesk, Inc...................................        671,600      24,849,200
  BMC Software, Inc. (b)..........................        296,400      19,451,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Cadence Design Systems, Inc. (b)................        693,800  $   16,998,100
  Microsoft Corp. (a).............................         67,900       8,776,075
                                                                   --------------
                                                                       70,074,625
                                                                   --------------
COMPUTERS -- 2.1%
  3Com Corp. (b)..................................        519,600      18,153,525
  Cisco Systems, Inc. (b).........................        436,050      24,309,787
  Compaq Computer Corp............................        245,300      13,844,119
  Digital Equipment Corp. (b).....................         99,200       3,670,400
  International Business Machines Corp............        179,800      18,800,337
  Sun Microsystems, Inc. (b)......................        552,900      22,046,887
                                                                   --------------
                                                                      100,825,055
                                                                   --------------
CONSTRUCTION -- 0.2%
  Oakwood Homes Corp..............................        141,600       4,699,350
  Standard Pacific Corp...........................        156,600       2,466,450
  Webb Corp.......................................        142,600       3,707,600
                                                                   --------------
                                                                       10,873,400
                                                                   --------------
CONSUMER-APPLIANCES -- 0.3%
  Sunbeam Corp.,..................................        293,000      12,342,625
                                                                   --------------
CONTAINERS -- 0.0%
  Owens-Illinois, Inc. (b)........................         58,300       2,211,756
                                                                   --------------
COSMETICS & SOAPS -- 0.5%
  Avon Products, Inc..............................        425,600      26,121,200
                                                                   --------------
DIVERSIFIED OPERATIONS -- 1.0%
  Cognizant Corp..................................        289,800      12,914,212
  General Electric Co.............................        408,600      29,981,025
  Whitman Corp....................................        135,000       3,518,437
                                                                   --------------
                                                                       46,413,674
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  American Home Products Corp.,...................        315,500      24,135,750
  Biogen, Inc. (b)................................        532,500      19,369,687
  Bristol-Myers Squibb Co.........................        308,700      29,210,737
  Cardinal Health, Inc............................        300,300      22,560,037
  Guidant Corp....................................        202,400      12,599,400
  Medtronic, Inc..................................        398,500      20,846,531
  Novartis Corp., AG, ADR (Switzerland)...........         84,100       6,833,125
  Pfizer, Inc.....................................        253,800      18,923,962
  Warner-Lambert Co...............................        190,400      23,609,600
                                                                   --------------
                                                                      178,088,829
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.0%
  Belden, Inc.....................................         68,200       2,404,050
                                                                   --------------
ELECTRONICS -- 0.5%
  Intel Corp......................................         79,600       5,591,900
  National Semiconductor Corp. (b)................        738,400      19,152,250
                                                                   --------------
                                                                       24,744,150
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.0%
  Giant Cement Holdings, Inc. (b).................         59,100       1,366,687
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.5%
  U.S.A. Waste Services, Inc. (b).................        651,100      25,555,675
                                                                   --------------
EXPLORATION & PRODUCTION -- 0.0%
  Apex Silver Mines Ltd. (b)......................         83,600       1,065,900
                                                                   --------------
FINANCIAL SERVICES -- 1.6%
  Fannie Mae......................................         24,900       1,420,856
  Lehman Brothers Holdings, Inc...................        254,000      12,954,000
  Merrill Lynch & Co., Inc........................         59,200       4,317,900
  Morgan Stanley, Dean Witter, Discover & Co.,....        334,090      19,753,071
  Schwab (Charles) Corp...........................        417,600      17,513,100
  Travelers Group, Inc............................        357,967      19,285,472
                                                                   --------------
                                                                       75,244,399
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOOD & BEVERAGES -- 1.3%
  PepsiCo, Inc....................................        740,500  $   26,981,969
  Quaker Oats Co..................................        317,300      16,737,575
  Ralston-Ralston Purina Group....................        205,600      19,107,950
                                                                   --------------
                                                                       62,827,494
                                                                   --------------
FOREST PRODUCTS -- 0.3%
  Boise Cascade Corp.,............................        145,600       4,404,400
  Champion International Corp.....................         96,200       4,359,062
  Louisiana-Pacific Corp..........................        100,400       1,907,600
  Mead Corp.......................................         96,500       2,702,000
  Willamette Industries, Inc......................         70,300       2,262,781
                                                                   --------------
                                                                       15,635,843
                                                                   --------------
HEALTHCARE -- 0.1%
  A.O. Smith Corp.................................         71,500       3,020,875
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp.,..................        203,800       6,037,575
  Healthsouth Corp. (b)...........................        779,300      21,625,575
                                                                   --------------
                                                                       27,663,150
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.0%
  Leggett & Platt, Inc............................         58,300       2,441,312
                                                                   --------------
HOUSING RELATED -- 0.2%
  Hanson, PLC, ADR (United Kingdom)...............        260,962       6,018,436
  Owens Corning...................................        100,100       3,415,912
                                                                   --------------
                                                                        9,434,348
                                                                   --------------
INSURANCE -- 1.2%
  Allstate Corp...................................        150,000      13,631,250
  Berkley (WR) Corp...............................         43,100       1,891,012
  Financial Security Assurance Holdings Ltd.,.....         34,600       1,669,450
  Loews Corp......................................         29,500       3,130,687
  PennCorp Financial Group, Inc...................         81,600       2,912,100
  Provident Companies, Inc........................         54,300       2,097,337
  Reinsurance Group of America, Inc...............        117,450       4,998,966
  TIG Holdings, Inc...............................         86,900       2,883,994
  Trenwick Group, Inc.............................         65,950       2,481,369
  United Healthcare Corp..........................        377,000      18,732,187
  Western National Corp...........................        134,500       3,984,562
                                                                   --------------
                                                                       58,412,914
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.0%
  Flowserve Corp..................................         40,186       1,122,696
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        398,800      22,083,550
                                                                   --------------
MACHINERY -- 0.2%
  Case Corp.......................................         88,400       5,342,675
  DT Industries, Inc..............................         36,400       1,237,600
  Global Industrial
    Technologies, Inc. (b)........................         62,400       1,056,900
  Paxar Corp. (b).................................        233,725       3,462,052
                                                                   --------------
                                                                       11,099,227
                                                                   --------------
MANUFACTURING -- 1.0%
  Illinois Tool Works, Inc. (b)...................        181,300      10,900,663
  Tyco International, Ltd.........................        802,800      36,176,175
                                                                   --------------
                                                                       47,076,838
                                                                   --------------
MEDIA -- 0.2%
  Central Newspapers, Inc. (Class "A" Stock)......         50,800       3,756,025
  Houghton Mifflin Co.............................         59,700       2,290,988
  Knight-Ridder, Inc..............................         59,200       3,078,400
  Lee Enterprises, Inc............................         51,700       1,528,381
                                                                   --------------
                                                                       10,653,794
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc., (b)........        198,200  $   12,883,000
                                                                   --------------
METALS-FERROUS -- 0.2%
  Bethlehem Steel Corp. (b).......................        225,200       1,942,350
  LTV Corp........................................        208,300       2,030,925
  Material Sciences Corp. (b).....................         98,500       1,200,469
  National Steel Corp. (Class "B" Stock) (b)......         42,900         496,031
  USX-U.S. Steel Group............................         61,800       1,931,250
                                                                   --------------
                                                                        7,601,025
                                                                   --------------
METALS-NON FERROUS -- 0.2%
  Aluminum Company of America.....................        147,600      10,387,350
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.3%
  Coltec Industries, Inc. (b).....................         44,400       1,029,525
  Donaldson, Co...................................         55,500       2,500,969
  IDEX Corp.......................................         61,100       2,130,863
  Mark IV Industries, Inc.........................         87,942       1,923,731
  Trinity Industries, Inc.........................         53,100       2,369,588
  Wolverine Tube, Inc. (b)........................         37,600       1,165,600
  York International Corp.........................         27,400       1,084,013
                                                                   --------------
                                                                       12,204,289
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  Eastman Kodak Co................................         29,200       1,775,725
  Unilever N.V., ADR (United Kingdom).............        237,000      14,797,688
                                                                   --------------
                                                                       16,573,413
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.2%
  CBS Corp........................................        207,400       6,105,338
  Energy Group, PLC, ADR (United Kingdom).........         49,862       2,225,092
                                                                   --------------
                                                                        8,330,430
                                                                   --------------
OIL & GAS -- 1.3%
  Basin Exploration, Inc. (b).....................         17,700         314,175
  Cabot Oil & Gas Corp. (Class "A" Stock).........         90,100       1,751,319
  Cross Timbers Oil Co............................        296,300       7,388,981
  Elf Aquitaine SA, ADR (France)..................        126,900       7,439,513
  Enron Oil & Gas Co..............................         49,200       1,042,425
  Murphy Oil Corp.................................         28,100       1,522,669
  Noble Affiliates, Inc.,.........................        196,700       6,933,675
  Pioneer Natural Resources Co....................        325,044       9,405,961
  Seagull Energy Corp. (b)........................         63,700       1,313,813
  Total SA (Class "B" Stock) (France).............        126,800       7,037,400
  Unocal Corp.....................................        389,700      15,125,231
  Western Gas Resources, Inc.,....................        104,700       2,316,488
                                                                   --------------
                                                                       61,591,650
                                                                   --------------
OIL & GAS SERVICES -- 1.5%
  Apache Corp.....................................        498,500      17,478,656
  Halliburton Co..................................        595,200      30,913,200
  J. Ray McDermott, SA (b)........................        166,500       7,159,500
  McDermott International, Inc....................        307,700      11,269,513
  Oryx Energy Co. (b).............................        125,500       3,200,250
                                                                   --------------
                                                                       70,021,119
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Crescent Operating, Inc. (b)....................         17,360         425,320
  Crescent Real Estate Equities, Inc..............        166,300       6,548,063
  Equity Residential Properties Trust.............         14,600         738,213
                                                                   --------------
                                                                        7,711,596
                                                                   --------------
RETAIL -- 4.2%
  Bombay Company, Inc. (b)........................        141,500         654,438
  Borders Group, Inc. (b).........................        656,000      20,541,000

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Charming Shoppes, Inc. (b)......................        824,800  $    3,866,250
  Consolidated Stores Corp. (b)...................        466,900      20,514,419
  Costco Companies, Inc. (b)......................        373,200      16,654,050
  CVS Corp........................................        157,900      10,115,469
  Designs, Inc. (b)...............................         52,800         158,400
  Dillards, Inc. (Class "A" Stock)................         32,200       1,135,050
  Federated Department Stores, Inc. (b)...........        242,700      10,451,269
  Home Depot, Inc.................................        276,050      16,252,444
  Jan Bell Marketing, Inc. (b)....................        153,800         384,500
  Kmart Corp. (b).................................        619,600       7,164,125
  Kroger Co. (b)..................................        407,400      15,048,338
  Liz Claiborne, Inc..............................        276,600      11,565,338
  Rite Aid Corp...................................        241,700      14,184,769
  Safeway, Inc. (b)...............................        407,800      25,793,350
  Tandy Corp......................................         47,500       1,831,719
  The Limited, Inc................................        215,300       5,490,150
  The TJX Companies, Inc..........................        449,600      15,455,000
  Toys 'R' Us, Inc. (b)...........................         88,700       2,788,506
                                                                   --------------
                                                                      200,048,584
                                                                   --------------
RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.......................         39,800       2,532,275
                                                                   --------------
TELECOMMUNICATIONS -- 1.2%
  Alcatel Alsthom, ADR (France)...................        127,000       3,214,688
  Deutsche Telekom, ADR (Germany).................         45,800         853,025
  Nextel Communications, Inc. (Class "A" Stock)
    (b)...........................................        871,500      22,659,000
  Tellabs, Inc. (b)...............................        299,000      15,809,625
  WorldCom, Inc...................................        410,800      12,426,700
                                                                   --------------
                                                                       54,963,038
                                                                   --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (b)...         73,800       1,891,125
  Pillowtex Corp..................................         18,830         656,696
  Tultex Corp. (b)................................         89,800         364,813
                                                                   --------------
                                                                        2,912,634
                                                                   --------------
TOBACCO -- 0.8%
  Bat Industries, PLC, ADR (United Kingdom).......        107,100       2,008,125
  Phillip Morris Co. Inc..........................        646,700      29,303,594
  RJR Nabisco Holdings Corp.......................        125,800       4,717,500
                                                                   --------------
                                                                       36,029,219
                                                                   --------------
TOYS -- 0.4%
  Mattel, Inc.....................................        475,751      17,721,725
                                                                   --------------
TRUCKING/SHIPPING -- 0.0%
  Yellow Corp. (b)................................         44,300       1,113,038
                                                                   --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc...........................        208,000       5,720,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,331,959,806)..........................................   1,543,620,897
                                                                   --------------

PREFERRED STOCKS -- 0.7%
FINANCIAL SERVICES -- 0.7%
  Central Hispano Capital Corp.,..................        225,900       6,254,606
  Central Hispano Corp.,..........................      1,000,000      26,000,000
                                                                   --------------
                                                                       32,254,606
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $31,236,594).............................................      32,254,606
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,151,360,152)..........................................   4,354,901,998
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 7.2%                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
ASSET-BACKED SECURITIES -- 0.3%
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1       $   1,000  $      991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           4,600       4,560,857
  Falcon Asset Securitization Corp.,
    5.90%, 01/21/98...............................       P1           1,000         996,886
  Restructured Asset Securities Enhanced Return,
    5.95875%, 08/28/98............................       P1           4,000       4,000,000
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           2,000       2,000,000
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1           2,000       1,984,184
  Wood Street Funding Corp.,
    5.83%, 02/13/98...............................       P1           1,000         993,198
                                                                             --------------
                                                                                 15,526,574
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank--Michigan,
    5.00%, 01/30/98...............................       P1           2,000       1,998,356
  US Bank, N.A.,
    5.83094%, 10/21/98............................       P1           1,000         999,358
                                                                             --------------
                                                                                  7,997,714
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURO -- 0.2%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           4,000       4,000,209
  Westdeutsche Landesbank Girozentral, (Germany),
    5.83%, 08/03/98...............................       P1           6,000       5,997,462
                                                                             --------------
                                                                                  9,997,671
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.1%
  Canadian Imperial Bank of Commerce, (Canada),
    5.95%, 06/29/98...............................       P1             900         899,706
  Corestates Bank, NA,
    5.7825%, 01/23/98.............................       P1           1,000       1,000,000
  Credit Agricole Indosuez,
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           7,000       6,998,241
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  Kansallis-Osake Pankki, N.Y., (Finland),
    6.125%, 05/15/98..............................       A3           6,160       6,160,000
    9.75%, 12/15/98...............................      Baa1         16,950      17,472,908
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,775       2,802,750
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Swiss Bank Corp.,
    5.77%, 01/30/98...............................       P1           2,000       1,999,421
                                                                             --------------
                                                                                 53,613,180
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 3.4%
  Aon Corp.,
    5.79%, 03/12/98...............................       P2       $     880  $      870,234
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,000         993,719
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           6,000       5,992,907
  BP America,
    6.90%, 01/02/98...............................       P1           6,500       6,500,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,088,291
  Coca-Cola Enterprises,
    5.65%, 03/12/98...............................       P2           3,000       2,967,512
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,498,000
    6.09%, 11/09/98...............................      Baa1         34,000      34,009,860
    6.29%, 10/22/98...............................      Baa1          5,000       5,009,900
    6.689%, 05/22/98..............................      Baa1          9,000       9,024,300
  Duke Capital Corp.,
    5.90%, 01/23/98...............................       P2           1,000         996,558
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    7.875%, 03/15/98 (b)..........................      Baa2          9,925       9,961,921
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,045,750
  Finova Capital Corp.,
    5.75%, 02/04/98...............................       P2           3,400       3,382,079
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         11,500      11,521,275
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  Honeywell Inc.,
    6.75%, 01/02/98...............................       P1           4,250       4,250,000
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           2,000       1,970,981
    5.74%, 04/28/98...............................       P1           1,600       1,570,407
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Newell Co.,
    6.80%, 01/02/98...............................       P1           6,500       6,500,000
  Old Line Funding Corp.,
    5.90%, 01/21/98...............................      A1+           1,000         996,886
  PHH Corp.,
    6.75%, 01/02/98...............................       P1           6,500       6,500,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           2,000       1,976,320
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
  Xerox Capital (Europe) PLC
    5.75%, 02/05/98...............................       P1           3,000       2,983,708
    5.79%, 02/12/98...............................       P1             875         869,230
    6.85%, 01/02/98...............................       P1           2,610       2,610,000
                                                                             --------------
                                                                                156,055,189
                                                                             --------------
MEDIUM TERM NOTES -- 0.2%
  Ford Motor Credit Corp.,
    9.00%, 03/25/98...............................       P1           1,200       1,208,318
  General Motors Acceptance Corp.,
    5.76825%, 09/21/98............................       P1           3,000       2,997,564

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B15

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1       $   4,000  $    3,998,626
  Morgan Stanley Group, Inc.,
    6.34%, 03/09/98...............................       P1           1,000       1,000,606
  Suntrust Banks, Inc.,
    8.875%, 02/01/98..............................       P1             805         806,820
                                                                             --------------
                                                                                 10,011,934
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.1%
  Association Corp. of America,
    6.125%, 02/01/98..............................       P1           2,040       2,039,976
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,700       2,709,664
                                                                             --------------
                                                                                  4,749,640
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.0%
  United States Treasury Bills,
    5.045%, 03/19/98 (a)..........................                      700         692,545
    5.165%, 01/22/98 (a)..........................                      300         299,139
    5.29%, 03/19/98 (a)...........................                      400         395,533
                                                                             --------------
                                                                                  1,387,217
                                                                             --------------
REPURCHASE AGREEMENT -- 1.7%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................                   81,783      81,783,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $340,697,062)......................................................     341,122,119
                                                                             --------------
TOTAL INVESTMENTS -- 99.0%
  (cost $4,491,825,742; Note 6)............................................   4,696,024,117
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C) -- (0.0%)...................
                                                                                   (653,438)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%..............................
                                                                                 48,861,360
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,744,232,039
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    M.T.N.  Medium Term Note
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Open futures contracts as of December 31, 1997 are as follows:

                                                       VALUE AT
NUMBER OF                   EXPIRATION  VALUE AT     DECEMBER 31,    APPRECIATION/
CONTRACTS       TYPE          DATE     TRADE DATE        1997        DEPRECIATION
Long Position:
    61     S&P 500 Index     Mar 98    15,095,625     14,931,275      (164,350)
           U.S. Treasury 5
   318     Yr.               Mar 98    34,423,500     34,542,750       119,250
           U.S. Treasury 5
   166     Yr.               Mar 98    19,931,438     19,997,813       66,375
Short Position:
           U.S. Treasury 5
   637     Yr.               Mar 98    75,803,000     76,738,594      (935,594)
           U.S. Treasury 5
   365     Yr.               Mar 98    39,488,438     39,648,125      (159,687)
           U.S. Treasury
  1181     10 Yr.            Mar 98    131,755,312   132,456,531      (701,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B16

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.8%
                                                                       VALUE
COMMON STOCKS -- 57.6%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.3%
  AlliedSignal, Inc...............................        289,300  $   11,264,619
  GenCorp, Inc....................................        428,200      10,705,000
  Litton Industries, Inc. (a).....................        324,400      18,653,000
  Lockheed Martin Corp............................        272,900      26,880,650
  Raytheon Co. (Class "A" Stock)..................         30,252       1,491,826
                                                                   --------------
                                                                       68,995,095
                                                                   --------------
AIRLINES -- 1.4%
  AMR Corp. (a)...................................        346,000      44,461,000
  USAir Group, Inc. (a)...........................        491,700      30,731,250
                                                                   --------------
                                                                       75,192,250
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.5%
  Chrysler Corp...................................        632,700      22,263,131
  Ford Motor Co...................................        301,300      14,669,544
  General Motors Corp.............................        474,400      28,760,500
  Mascotech, Inc..................................        411,300       7,557,637
  Titan International, Inc........................        440,700       8,841,544
                                                                   --------------
                                                                       82,092,356
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.8%
  BankAmerica Corp................................        243,900      17,804,700
  Barnett Banks, Inc..............................        254,200      18,270,625
  Chase Manhattan Corp............................        302,100      33,079,950
  Citicorp........................................         80,500      10,178,219
  Fleet Financial Group, Inc......................        235,100      17,617,806
                                                                   --------------
                                                                       96,951,300
                                                                   --------------
CHEMICALS -- 0.7%
  Ferro Corp......................................        586,950      14,270,222
  Millennium Chemicals, Inc.......................        637,700      15,025,806
  OM Group, Inc...................................        275,900      10,104,837
                                                                   --------------
                                                                       39,400,865
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (a)...............................        529,500      18,201,562
                                                                   --------------
COMPUTERS -- 2.2%
  3Com Corp. (a)..................................        737,000      25,748,937
  Compaq Computer Corp............................        346,700      19,566,881
  Digital Equipment Corp. (a).....................        424,700      15,713,900
  International Business Machines Corp............        254,400      26,600,700
  Sun Microsystems, Inc. (a)......................        781,100      31,146,362
                                                                   --------------
                                                                      118,776,780
                                                                   --------------
COMPUTER SERVICES -- 2.4%
  Autodesk, Inc...................................        951,300      35,198,100
  BMC Software, Inc. (a)..........................        419,800      27,549,375
  Cadence Design Systems, Inc. (a)................        979,500      23,997,750
  Cisco Systems, Inc. (a).........................        617,100      34,403,325
  Microsoft Corp..................................         95,800      12,382,150
                                                                   --------------
                                                                      133,530,700
                                                                   --------------
CONSTRUCTION -- 0.8%
  Oakwood Homes Corp..............................        606,400      20,124,900
  Standard Pacific Corp...........................        670,400      10,558,800
  Webb Corp.......................................        611,100      15,888,600
                                                                   --------------
                                                                       46,572,300
                                                                   --------------
CONTAINERS -- 0.2%
  Owens-Illinois, Inc. (a)........................        250,000       9,484,375
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Avon Products, Inc..............................        595,600      36,554,950
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DIVERSIFIED OPERATIONS -- 1.7%
  Cognizant Corp..................................        410,000  $   18,270,625
  General Electric Co.............................        577,200      42,352,050
  Loews Corp......................................        175,000      18,571,875
  Whitman Corp....................................        578,000      15,064,125
                                                                   --------------
                                                                       94,258,675
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 4.6%
  American Home Products Corp.....................        446,600      34,164,900
  Biogen, Inc. (a)................................        752,300      27,364,912
  Bristol-Myers Squibb Co.........................        453,400      42,902,975
  Cardinal Health, Inc............................        425,100      31,935,637
  Guidant Corp....................................        284,900      17,735,025
  Medtronic, Inc..................................        564,000      29,504,250
  Novartis Corp., AG, ADR (Switzerland)...........        114,200       9,278,750
  Pfizer, Inc.....................................        359,600      26,812,675
  Warner-Lambert Co...............................        269,000      33,356,000
                                                                   --------------
                                                                      253,055,124
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.2%
  Baldor Electric Co..............................              1              29
  Belden, Inc.....................................        292,200      10,300,050
                                                                   --------------
                                                                       10,300,079
                                                                   --------------
ELECTRONICS -- 0.6%
  Intel Corp......................................        112,500       7,903,125
  National Semiconductor Corp. (a)................      1,029,600      26,705,250
                                                                   --------------
                                                                       34,608,375
                                                                   --------------
ENERGY -- 0.2%
  Energy Group, PLC, ADR (United Kingdom).........        218,900       9,768,413
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holdings, Inc. (a).................        259,600       6,003,250
                                                                   --------------
ENVIRONMENTAL SERVICES -- 1.1%
  U.S.A. Waste Services, Inc. (a).................        920,200      36,117,850
  Waste Management, Inc...........................        872,300      23,988,250
                                                                   --------------
                                                                       60,106,100
                                                                   --------------
FINANCIAL SERVICES -- 3.3%
  Federal National Mortgage Association...........         35,100       2,002,894
  Lehman Brothers Holdings, Inc...................      1,087,300      55,452,300
  Merrill Lynch & Co., Inc........................        253,100      18,460,481
  Morgan Stanley, Dean Witter, Discover & Co......        632,195      37,378,529
  Schwab (Charles) Corp...........................        589,900      24,738,931
  Travelers Group, Inc............................        763,266      41,120,956
                                                                   --------------
                                                                      179,154,091
                                                                   --------------
FOOD & BEVERAGES -- 2.0%
  PepsiCo, Inc....................................      1,047,900      38,182,856
  Quaker Oats Co..................................        448,500      23,658,375
  Ralston-Ralston Purina Group....................        291,000      27,044,812
  RJR Nabisco Holdings Corp.......................        538,700      20,201,250
                                                                   --------------
                                                                      109,087,293
                                                                   --------------
FOREST PRODUCTS -- 1.3%
  Boise Cascade Corp..............................        700,000      21,175,000
  Champion International Corp.....................        412,200      18,677,812
  Louisiana-Pacific Corp..........................        412,200       7,831,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B17

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Mead Corp.......................................        413,200  $   11,569,600
  Willamette Industries, Inc......................        301,600       9,707,750
                                                                   --------------
                                                                       68,961,962
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.0%
  Columbia/HCA Healthcare Corp....................        855,000      25,329,375
  Healthsouth Corp. (a)...........................      1,101,400      30,563,850
                                                                   --------------
                                                                       55,893,225
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.5%
  Leggett & Platt, Inc............................        249,500      10,447,812
  Sunbeam Corp....................................        415,000      17,481,875
                                                                   --------------
                                                                       27,929,687
                                                                   --------------
HOUSING RELATED -- 0.7%
  Hanson, PLC, ADR (United Kingdom)...............      1,046,700      24,139,519
  Owens Corning...................................        429,000      14,639,625
                                                                   --------------
                                                                       38,779,144
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.2%
  Parker-Hannifin Corp............................        187,500       8,601,563
                                                                   --------------
INSURANCE -- 2.6%
  Allstate Corp...................................        212,000      19,265,500
  Berkley (WR) Corp...............................        186,450       8,180,494
  Financial Security Assurance Holdings Ltd.......        148,500       7,165,125
  PennCorp Financial Group, Inc...................        349,600      12,476,350
  Provident Companies, Inc........................        232,600       8,984,175
  Reinsurance Group of America, Inc...............        503,100      21,413,194
  TIG Holdings, Inc...............................        372,300      12,355,706
  Trenwick Group, Inc.............................        289,700      10,899,962
  United Healthcare Corp..........................        532,700      26,468,531
  Western National Corp...........................        575,900      17,061,037
                                                                   --------------
                                                                      144,270,074
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        563,300      31,192,737
                                                                   --------------
MACHINERY -- 0.9%
  Case Corp.......................................        378,500      22,875,594
  DT Industries, Inc..............................        155,600       5,290,400
  Global Industrial Technologies, Inc. (a)........        273,600       4,634,100
  Paxar Corp. (a).................................      1,011,875      14,988,398
                                                                   --------------
                                                                       47,788,492
                                                                   --------------
MANUFACTURING -- 1.6%
  A.O. Smith Corp.................................        306,300      12,941,175
  Flowserve Corp..................................        171,691       4,796,617
  Illinois Tool Works, Inc........................        256,100      15,398,012
  Tyco International, Ltd.........................      1,134,202      51,109,978
                                                                   --------------
                                                                       84,245,782
                                                                   --------------
MEDIA -- 0.8%
  Central Newspapers, Inc. (Class "A" Stock)......        217,600      16,088,800
  Houghton Mifflin Co.............................        255,200       9,793,300
  Knight-Ridder, Inc..............................        253,000      13,156,000
  Lee Enterprises, Inc............................        221,400       6,545,137
                                                                   --------------
                                                                       45,583,237
                                                                   --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc. (a).........        280,000      18,200,000
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).......................        958,000  $    8,262,750
  LTV Corp........................................        892,000       8,697,000
  Material Sciences Corp. (a).....................        421,800       5,140,687
  National Steel Corp. (Class "B" Stock) (a)......        183,200       2,118,250
  USX-U.S. Steel Group............................        265,100       8,284,375
                                                                   --------------
                                                                       32,503,062
                                                                   --------------
METALS-NON FERROUS -- 0.8%
  Aluminum Company of America.....................        632,400      44,505,150
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  Coltec Industries, Inc. (a).....................        190,000       4,405,625
  Donaldson, Co...................................        237,800      10,715,862
  IDEX Corp.......................................        261,500       9,119,813
  Mark IV Industries, Inc.........................        376,900       8,244,688
  Trinity Industries, Inc.........................        227,000      10,129,875
  Wolverine Tube, Inc. (a)........................        164,600       5,102,600
  York International Corp.........................        117,200       4,636,725
                                                                   --------------
                                                                       52,355,188
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co................................        120,000       7,297,500
  Unilever N.V., ADR (United Kingdom).............        334,000      20,854,125
                                                                   --------------
                                                                       28,151,625
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.5%
  CBS Corp........................................        892,600      26,275,913
                                                                   --------------
OIL & GAS -- 3.0%
  Basin Exploration, Inc. (a).....................         75,700       1,343,675
  Cabot Oil & Gas Corp. (Class "A" Stock).........        385,700       7,497,044
  Cross Timbers Oil Co............................        417,400      10,408,913
  Elf Aquitaine SA, ADR (France)..................        544,200      31,903,725
  Enron Oil & Gas Co..............................        210,600       4,462,088
  Murphy Oil Corp.................................        120,900       6,551,269
  Noble Affiliates, Inc...........................        426,300      15,027,075
  Pioneer Natural Resources Co....................      1,426,731      41,286,028
  Seagull Energy Corp. (a)........................        260,200       5,366,625
  Total SA (Class "B" Stock) (France).............        179,200       9,945,600
  Unocal Corp.....................................        550,500      21,366,281
  Western Gas Resources, Inc......................        448,500       9,923,063
                                                                   --------------
                                                                      165,081,386
                                                                   --------------
OIL & GAS SERVICES -- 3.0%
  Apache Corp.....................................        704,200      24,691,013
  Halliburton Co..................................        844,100      43,840,444
  J. Ray McDermott, SA (a)........................        713,300      30,671,900
  McDermott International, Inc....................      1,345,700      49,286,263
  Oryx Energy Co. (a).............................        537,500      13,706,250
                                                                   --------------
                                                                      162,195,870
                                                                   --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd. (a)......................        360,900       4,601,475
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.7%
  Crescent Operating, Inc. (a)....................         71,240       1,745,380
  Crescent Real Estate Equities, Inc..............        712,400      28,050,750
  Equity Residential Properties Trust.............        160,000       8,090,000
                                                                   --------------
                                                                       37,886,130
                                                                   --------------
RETAIL -- 6.4%
  Bombay Company, Inc. (a)........................        605,900       2,802,288
  Borders Group, Inc. (a).........................        927,500      29,042,344

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B18

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Charming Shoppes, Inc. (a)......................      3,532,600  $   16,559,063
  Consolidated Stores Corp. (a)...................        661,800      29,077,838
  Costco Companies, Inc. (a)......................        526,000      23,472,750
  CVS Corp........................................        223,000      14,285,938
  Designs, Inc. (a)...............................        216,200         648,600
  Dillards, Inc. (Class "A" Stock)................        138,100       4,868,025
  Federated Department Stores, Inc. (a)...........        342,800      14,761,825
  Home Depot, Inc.................................        390,000      22,961,250
  Jan Bell Marketing, Inc. (a)....................        658,700       1,646,750
  K mart Corp. (a)................................      2,646,900      30,604,781
  Kroger Co. (a)..................................        575,200      21,246,450
  Liz Claiborne, Inc..............................        391,300      16,361,231
  Phillips-Van Heusen Corp........................        412,600       5,879,550
  Rite Aid Corp...................................        341,400      20,035,913
  Safeway, Inc. (a)...............................        576,300      36,450,975
  Tandy Corp......................................        203,800       7,859,038
  The Limited, Inc................................        837,400      21,353,700
  The TJX Companies, Inc..........................        637,200      21,903,750
  Toys 'R' Us, Inc. (a)...........................        379,600      11,933,675
                                                                   --------------
                                                                      353,755,734
                                                                   --------------
RUBBER -- 0.2%
  Goodyear Tire & Rubber Co.......................        170,800      10,867,150
                                                                   --------------
TELECOMMUNICATIONS -- 1.6%
  Alcatel Alsthom, ADR (France)...................        543,800      13,764,938
  Deutsche Telekom, ADR (Germany).................        196,100       3,652,363
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................      1,242,000      32,292,000
  Tellabs, Inc. (a)...............................        422,500      22,339,688
  WorldCom, Inc...................................        579,500      17,529,875
                                                                   --------------
                                                                       89,578,864
                                                                   --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...        316,400       8,107,750
  Pillowtex Corp..................................         78,333       2,731,856
  Tultex Corp. (a)................................        384,400       1,561,625
                                                                   --------------
                                                                       12,401,231
                                                                   --------------
TOBACCO -- 1.0%
  Bat Industries, PLC, ADR (United Kingdom).......        458,600       8,598,750
  Phillip Morris Co. Inc..........................      1,034,900      46,893,906
                                                                   --------------
                                                                       55,492,656
                                                                   --------------
TOYS -- 0.5%
  Mattel, Inc.....................................        672,700      25,058,075
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp. (a)................................        189,400       4,758,675
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,741,915,742)..........................................   3,159,008,020
                                                                   --------------

PREFERRED STOCKS -- 0.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Corp............................      1,000,000      26,000,000
                                                                   --------------
    (cost $25,440,000)

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 35.8%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 2.3%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,379,695
    10.375%, 02/01/11 (c).........................      Ba1          25,750      33,388,737
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         19,500      23,372,310
    11.21%, 05/01/14..............................      Baa3         17,500      24,540,425
                                                                             --------------
                                                                                126,625,826
                                                                             --------------
APPAREL MANUFACTURING -- 0.4%
  Nine West Group, Inc.,
    8.375%, 08/15/05..............................      Ba2          25,000      23,937,500
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.4%
  California Infrastructure,
    6.17%, 03/25/03...............................      Aaa           4,000       4,012,400
  MBNA Master Credit Card Trust,
    5.976%, 11/15/02..............................      Aaa           1,000       1,000,312
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (b)...........................      Aaa           4,500       4,453,560
                                                                             --------------
                                                                                  9,466,272
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.5%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2           5,500       5,492,850
  Banc One Corp.,
    5.876%, 09/30/99..............................      Aa3           5,000       5,010,400
  Banco Ganadero, SA, (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05 (b)...........................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 (b)..........................      Ba1          43,000      25,198,430
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           5,400       5,413,500
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           2,500       2,495,000
  BT Securities Corp.,
    6.125%, 02/24/00..............................       A3           5,000       4,955,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,225,757
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3           5,000       5,000,000
  Chemical Banking,
    6.075%, 02/28/00..............................      Aa3           6,000       6,009,240
  Citicorp, M.T.N.,
    6.045%, 05/15/00..............................      Aa3          10,000      10,031,800
  First Chicago NBD Corp.,
    5.986%, 06/10/02..............................       A1          10,000       9,989,600
  Great Western Financial,
    8.206%, 02/01/27..............................      Baa2         14,200      15,060,804

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B19

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/01/49 (b)...........................       A3       $   9,000  $    9,180,000
  Key Bank N.A.
    5.875%, 08/29/00..............................      Aa3           7,000       6,950,020
  MBNA America Bank N.A.,
    5.973%, 07/18/01..............................      Baa1          5,000       4,965,500
  MBNA Corp.,
    6.288%, 09/08/00..............................      Baa2          3,000       2,991,000
  Merita Bank, Ltd.,
    7.50%, 12/29/49 (b)...........................       NR          12,000      12,312,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,700,000
    6.60%, 12/10/07...............................       A1           5,000       5,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Norwest Corp.,
    5.863%, 11/13/01..............................      Aa3           6,450       6,446,130
  Okobank, (Finland),
    7.20%, 10/29/49 (c)...........................       A3          12,500      12,640,625
    7.312%, 09/27/49 (b)..........................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (b)...........................      Aa3           5,000       5,032,600
  Siam Commercila, (Thailand),
    7.50%, 03/15/06 (b)...........................      Ba1          14,500       9,425,000
  Suntrust Bank, Inc.,
    5.889%, 04/22/02..............................       A1          10,000       9,979,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49 (b)..........................       A1           5,000       5,037,500
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (b)...........................      Ba1          20,000      12,000,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                302,152,738
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.6%
  Roger Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,200,000
  Tele-Communications, Inc.,
    6.656%, 12/20/00..............................      Ba1           5,000       5,012,500
    7.375%, 02/15/00..............................      Ba1           6,000       6,115,800
    7.875%, 08/01/13..............................      Ba1          43,750      47,056,187
    8.25%, 01/15/03...............................      Ba1           8,000       8,543,120
    9.875%, 06/15/22..............................      Ba1          12,878      16,782,996
                                                                             --------------
                                                                                 85,710,603
                                                                             --------------
CHEMICALS -- 0.2%
  Reliance Industries Ltd., (India),
    9.375%, 06/24/26..............................      Baa3         12,000      12,045,000
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CONSULTING -- 0.3%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1      $  12,500  $   12,513,250
    6.375%, 11/30/01..............................      Baa1          2,700       2,700,000
                                                                             --------------
                                                                                 15,213,250
                                                                             --------------
CONSUMER SERVICES
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           4,000       4,004,080
                                                                             --------------
FINANCIAL SERVICES -- 5.3%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,600,000
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Caterpillar Financial Services,
    5.829%, 04/10/00..............................       A2           5,000       5,011,850
  Conseco, Inc.,
    8.70%, 11/15/26 (c)...........................      Baa3         32,538      36,378,552
    8.796%, 04/01/27..............................      Ba2          29,000      32,368,930
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         20,700      20,797,290
    6.95%, 03/01/04...............................      Baa2          7,500       7,650,000
    7.00%, 06/15/00...............................      Baa3         13,500      13,769,460
  Ford Credit Europe PLC,
    6.086%, 12/20/99..............................       A1          10,000      10,010,000
  General Motors Acceptance Corp., M.T.N.,
    5.813%, 10/30/00..............................       A3          10,000       9,941,250
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1         10,000       9,937,500
    6.40%, 08/30/00 (c)...........................      Baa1         93,250      93,133,437
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         23,100      24,486,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
                                                                             --------------
                                                                                290,489,844
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer Daniels,
    6.95%, 12/15/2097.............................      Aa3          19,700      19,956,888
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
                                                                             --------------
                                                                                 24,965,538
                                                                             --------------
FOREST PRODUCTS -- 0.4%
  UPM-Kymmene Corp.,
    7.45%, 11/26/27...............................      Baa1         23,400      24,014,250
                                                                             --------------
INVESTMENT BANKING -- 1.9%
  Merrill Lynch Pierce, Fenner & Smith, Inc.,
    5.935%, 11/14/00..............................       A3          10,000       9,966,250
  Morgan Stanley Group, Inc.,
    5.869%, 12/19/01..............................       A1           5,000       4,987,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  PaineWebber Group, Inc.,
    6.206%, 06/03/99..............................      Baa1      $   5,000  $    5,004,000
  Salomon, Inc.,
    6.25%, 10/01/99...............................      Baa1         26,400      26,430,624
    6.50%, 03/01/00...............................       A2          19,000      19,099,560
    6.59%, 02/21/01...............................       A2          23,250      23,443,440
    6.75%, 08/15/03...............................      Baa1          5,000       5,059,400
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
                                                                             --------------
                                                                                102,842,784
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,815       5,921,647
                                                                             --------------
MEDIA -- 3.4%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,323,132
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1           9,250      10,014,050
    8.18%, 08/15/07...............................      Ba1           8,000       8,707,680
    9.125%, 01/15/13..............................      Ba1          39,690      47,261,661
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          18,275      20,504,916
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          23,350      22,943,243
    7.75%, 06/01/05...............................      Ba2          68,800      69,975,792
                                                                             --------------
                                                                                188,730,474
                                                                             --------------
METALS & MINING -- 0.1%
  PT Alatief Freeport Financial Co.,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           7,600       7,676,000
                                                                             --------------
OIL & GAS -- 1.2%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          3,000       3,362,100
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1          20,990      23,351,585
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         33,250      34,169,695
                                                                             --------------
                                                                                 68,282,700
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      24,937,500
                                                                             --------------
RETAIL -- 1.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,848,400
    8.50%, 06/15/03 (b)...........................      Baa2         54,890      59,879,501
    10.00%, 02/15/01..............................      Ba1           8,000       8,811,200
                                                                             --------------
                                                                                 72,539,101
                                                                             --------------
SHIPPING -- 0.1%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................      Baa1          5,650       5,579,375
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
TELECOMMUNICATIONS -- 1.9%
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $   4,000  $    1,920,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          57,000      59,689,830
    7.75%, 04/01/07...............................      Ba1          20,000      21,477,800
    7.75%, 04/01/27...............................      Ba1           6,000       6,592,560
    8.875%, 01/15/06..............................      Ba1          16,000      17,214,720
                                                                             --------------
                                                                                106,894,910
                                                                             --------------
TOBACCO -- 2.4%
  Philip Morris Co. Inc.,
    7.20%, 02/01/07...............................       A2          10,000      10,318,900
    7.50%, 04/01/04...............................       A2          50,000      52,363,500
  RJR Nabisco, Inc.,
    8.50%, 07/01/07...............................      Baa3         12,750      13,592,138
    8.75%, 04/15/04...............................      Baa3          5,000       5,352,750
    8.75%, 08/15/05...............................      Baa3         12,500      13,486,625
    8.75%, 07/15/07...............................      Baa3         25,000      27,110,750
    9.25%, 08/15/13...............................      Baa3          7,000       7,854,350
                                                                             --------------
                                                                                130,079,013
                                                                             --------------
UTILITIES -- 1.4%
  Cleveland Electric Illumination,
    7.88%, 11/01/17...............................      Ba1          27,000      28,503,900
  Consolidated Edison,
    5.998%, 06/15/02..............................       A1           7,000       7,014,420
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/17...............................      Baa1          5,000       5,018,750
    6.875%, 12/15/07..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           6,250       5,519,531
  Southern California Edison Co.,
    6.38%, 09/25/08...............................      Aaa           7,000       7,057,400
                                                                             --------------
                                                                                 78,552,751
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19 (b).....................                   11,800       3,071,658
  United States Treasury Bonds,
    6.125%, 08/15/07..............................                   10,450      10,739,047
  United States Treasury Notes,
    5.875%, 09/30/02 (c)..........................                    7,650       7,691,846
    6.00%, 08/15/00...............................                    2,750       2,769,773
    6.375%, 08/15/27..............................                   37,910      39,983,298
                                                                             --------------
                                                                                 64,255,622
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 3.4%
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         13,600      12,716,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B21

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2       $  12,500  $   11,812,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          35,000      31,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           2,000       2,005,313
  Republic of Argentina, (Argentina),
    6.687%, 03/31/05..............................       B1           1,949       1,744,176
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (b)..........................      Baa3         25,000      23,344,250
    8.00%, 06/14/01...............................      Baa3          2,150       2,157,525
    8.75%, 10/06/99...............................      Baa3         12,300      12,666,786
  Republic of Philippines, (The Philippines),
    8.60%, 06/15/27 (b)...........................      Ba1           8,000       6,560,000
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         25,600      24,448,000
  Russian Ministry of Finance, (Russia),
    9.25%, 11/27/01...............................      Ba2          35,000      33,337,500
    10.00%, 06/26/07..............................      Ba2           5,600       5,188,400
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2          11,200      13,272,000
                                                                             --------------
                                                                                186,376,200
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,964,292,103)....................................................   1,966,905,540
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,731,647,845)....................................................   5,151,913,560
                                                                             --------------

SHORT-TERM INVESTMENTS -- 5.8%
ASSET-BACKED SECURITIES -- 0.4%
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,100       1,093,091
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1           1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           5,400       5,354,049
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Restructured Asset Securities Enhanced Return,
    5.958%, 08/28/98..............................       P1           4,000       4,000,000
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           5,000       5,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1       $   2,135  $    2,118,116
    5.88%, 01/29/98...............................       P1           1,000         995,590
    5.98%, 01/21/98...............................       P1           1,225       1,221,134
                                                                             --------------
                                                                                 23,746,477
                                                                             --------------
BANK ACCEPTANCE -- 0.1%
  Bank of Montreal, (Canada),
    5.68%, 02/17/98...............................       P1           4,000       3,970,969
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank Michigan,
    5.00%, 01/30/98...............................       P1           3,000       2,997,534
  US Bank, N.A.,
    5.830%, 10/21/98..............................       P1           3,000       2,998,073
                                                                             --------------
                                                                                 10,995,607
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Taubman Realty Group,
    6.519%, 07/27/98..............................       P1           5,500       5,517,710
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           3,000       3,000,157
  Westdeutsche Landesbank Girozentral, (Germany),
    5.82%, 08/03/98...............................       P1           2,000       1,999,096
    5.83%, 08/03/98...............................       P1           3,000       2,998,731
                                                                             --------------
                                                                                  7,997,984
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.4%
  Canadian Imperial Bank of Commerce, (Canada),
    5.80%, 03/02/98...............................       P1           1,000         999,485
    5.95%, 06/29/98...............................       P1           3,500       3,498,858
  Credit Agricole Indosuez, (France),
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           5,000       4,998,743
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Societe Generale, (France),
    6.19%, 05/06/98...............................       P1           4,000       3,999,194
                                                                             --------------
                                                                                 21,495,497
                                                                             --------------
COMMERCIAL PAPER -- 1.4%
  American General Finance Corp.,
    5.72%, 03/13/98...............................       P1           2,000       1,977,756
  Aon Corp.,
    5.79%, 03/13/98...............................       P2           1,000         988,742
    5.79%, 03/18/98...............................       P2           1,048       1,035,358
  Associates First Capital Corp.,
    5.79%, 02/04/98...............................       P1           1,000         994,692
  Bank of New York,
    5.75%, 02/06/98...............................       P1           2,285       2,272,226
  Barnett Bank, Inc.,
    6.00%, 01/28/98...............................       P1           3,000       2,987,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B22

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  BBL North America,
    6.73%, 01/02/98...............................       P1       $   2,393  $    2,393,000
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           8,000       7,990,542
  BP America, Inc.,
    6.90%, 01/02/98...............................       P1           8,000       8,000,000
  Carnival Corp.,
    5.83%, 01/30/98...............................       P1           1,000         995,466
  Duke Capital Corp.,
    5.90%, 01/21/98...............................       P2           1,900       1,894,084
  First Chicago Financial Corp.,
    5.73%, 02/26/98...............................       P1           2,000       1,982,492
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  General Motors Acceptance Corp.,
    5.76%, 02/09/98...............................       P1           4,000       3,975,680
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           3,000       2,956,472
    5.74%, 04/28/98...............................       P1           2,000       1,963,009
  Newell Co.,
    6.80%, 01/02/98...............................       P1           8,000       8,000,000
  PHH Corp.,
    6.75%, 01/02/98...............................       P2           8,000       8,000,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           3,000       2,964,480
  Xerox Capital PLC,
    5.75%, 02/05/98...............................       P1           3,221       3,203,508
    6.85%, 01/02/98...............................       P1           3,804       3,804,000
  Xerox Overseas Holdings PLC,
    5.79%, 02/10/98...............................       P1             996         989,753
                                                                             --------------
                                                                                 74,360,343
                                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,700       2,727,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.5%
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,715       2,724,705
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  General Electric Capital Corp.,
    13.50%, 01/20/98..............................       P1           3,000       3,010,899
  General Motors Acceptance Corp.,
    6.00%, 07/13/98...............................       P1           1,000       1,000,400
    5.786%, 09/21/98..............................       P1           3,500       3,497,158
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           3,500       3,498,798

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Morgan Stanley, Dean Witter, Discover & Co.,
    6.34%, 03/09/98...............................       P1       $   1,000  $    1,000,606
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
                                                                             --------------
                                                                                 24,013,723
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  United States Treasury Bills,
    4.95%, 01/15/98 (b)...........................                    1,140       1,137,962
    5.135%, 01/22/98 (b)..........................                    3,000       2,991,442
    5.19%, 01/22/98 (b)...........................                    1,500       1,495,675
    5.195%, 03/19/98 (c)..........................                      370         365,942
    5.275%, 01/22/98 (b)..........................                      800         797,656
                                                                             --------------
                                                                                  6,788,677
                                                                             --------------
REPURCHASE AGREEMENT -- 2.5%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  137,860     137,860,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $319,318,208)......................................................     319,473,987
                                                                             --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $5,050,966,053; Note 6)............................................   5,471,387,547
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (D).............................
                                                                                   (203,828)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.3%........................
                                                                                 18,958,375
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,490,142,094
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    L.P.    Limited Partnership
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c) Portion of security segregated as collateral for futures contracts. Aggregate value of segregated securities -- $100,311,229.

(d)  Open futures contracts as of December 31, 1997 are as follows:

                                                       VALUE AT
NUMBER OF                  EXPIRATION  VALUE AT      DECEMBER 31,    APPRECIATION/
CONTRACTS       TYPE         DATE     TRADE DATE         1997        DEPRECIATION
Long positions:
           U.S. 5 yr
   627     T-Note           Mar 98    $67,867,922    $68,107,875      $239,953
   865     U.S. T-Bond      Mar 98    $103,945,625   $104,205,469     $259,844
Short Position:
  1,779    U.S. T-Bond      Mar 98    $205,927,125   $207,989,344    $(2,062,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B23

                           HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
LONG-TERM INVESTMENTS -- 96.2%
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
                                                    (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
CORPORATE BONDS -- 88.7%

                                                    ------------  ------   --------  ---------  --------------
AEROSPACE -- 1.4%
  Fairchild Corp., Sub. Deb.......................      Caa       12.00%   10/15/01  $   2,571  $    2,583,855
  Sequa Corp., Sr. Sub. Notes.....................       B3       9.375%   12/15/03      2,000       2,080,000
  Talley Manufacturing & Technology, Inc., Sr.
    Notes.........................................       B2       10.75%   10/15/03      3,000       3,195,000
                                                                                                --------------
                                                                                                     7,858,855
                                                                                                --------------
AUTOMOTIVE PARTS -- 2.1%
  JPS Automotive Products Corp., L.P., Sr.
    Notes.........................................       B2       11.125%  06/15/01      4,000       4,460,000
  Stanadyne Automotive, Sr. Sub. Notes............      Caa       10.25%   12/15/07      3,000       3,000,000
  Venture Holdings Trust, Sr. Notes...............       B2        9.50%   07/01/05      3,700       3,755,500
  Walbro Corp., Sr. Notes.........................       B2       10.125%  12/15/07      1,000       1,025,000
                                                                                                --------------
                                                                                                    12,240,500
                                                                                                --------------
BROADCASTING & OTHER MEDIA -- 4.4%
  American Lawyer Media Holdings, Inc., Sr. Disc.
    Notes,
    Zero Coupon (until 12/15/02)..................       B3       12.25%   12/15/08      1,000         565,000
  American Lawyer Media Holdings, Inc., Sr.
    Notes.........................................       B1        9.75%   12/15/07      1,300       1,319,500
  Benedek Broadcasting Corp., Sr. Notes...........       B2       11.875%  03/01/05      2,910       3,266,475
  Capstar Broadcasting, Sr. Sub. Notes............       B2        9.25%   07/01/07      2,000       2,010,000
  Globo Communicacoes E Particip., Sr. Notes......       NR       10.50%   12/20/06      2,040       1,963,500
  Paxson Communications Corp., Sr. Sub. Notes.....       B3       11.625%  10/01/02      2,500       2,700,000
  Plitt Theaters, Inc., Sr. Sub. Notes............       B3       10.875%  06/15/04      4,000       4,325,000
  Transwestern Publishing, Sr. Disc. Notes, Zero
    Coupon (until 11/15/02).......................       B3       11.875%  11/15/08      3,650       2,190,000
  TV Azteca SA DE CV, Sr. Notes...................       NR       10.50%   02/15/07      2,850       2,935,500
  United Artists Theatre Circuit, Inc., Sr.
    Notes.........................................      Ba3       11.50%   05/01/02      3,000       3,127,500
  Von Hoffman Press, Inc., Sr. Sub. Notes.........       B3       10.375%  05/15/07        500         533,750
                                                                                                --------------
                                                                                                    24,936,225
                                                                                                --------------
BUILDING & RELATED INDUSTRIES -- 1.8%
  EMCOR Group, Inc., Notes........................       NR       11.00%   12/15/01      2,654       2,763,501
  Falcon Building Products, Inc., Sr. Sub. Disc.
    Notes,
    Zero Coupon (until 6/15/02)...................       NR       10.50%   06/15/07      1,900       1,254,000
  Koppers Industry, Inc., Sr. Sub. Notes..........       B2       9.875%   12/01/07      1,050       1,081,500
  Nortek, Inc., Sr. Notes.........................       B1       9.125%   09/01/07      2,500       2,518,750
  Wickes Lumber Co., Sr. Notes....................       B3       11.625%  12/15/03      3,000       2,865,000
                                                                                                --------------
                                                                                                    10,482,751
                                                                                                --------------
CABLE -- 5.2%
  CD Radio, Inc., Sr. Disc. Notes, Zero Coupon
    (until 12/01/02)..............................       NR       12.25%   12/01/07      7,245       3,260,250
  Comcast Corp., Sr. Sub. Notes...................       B1       10.625%  07/15/12      1,500       1,857,855
  Diamond Cable Co., Sr. Disc. Notes, Zero Coupon
    (until 9/30/99)...............................       B3       13.25%   09/30/04      2,000       1,800,000
  Echostar Communications Corp., Sr. Disc. Notes,
    Zero Coupon (until 6/01/99)...................      Caa       12.25%   06/01/04      3,165       2,895,975
  Echostar Satellite, Sr. Disc. Notes, Zero Coupon
    (until 3/15/00)...............................       B2       13.125%  03/15/04      1,500       1,245,000
  Falcon Holdings Group, L.P., Series B, Sr. Sub.
    Notes, PIK....................................       B3       11.00%   09/15/03      4,241       4,569,611
  Intermedia Capital Partners, Sr. Notes..........       B2       11.25%   08/01/06      3,380       3,751,800
  International Cabletel, Inc., Zero Coupon (until
    10/15/98).....................................       B3       10.875%  10/15/03      1,500       1,436,250
  International Cabletel, Inc., Sr. Disc. Notes,
    Zero Coupon (until 4/30/01)...................       B3       12.75%   04/15/05      4,350       3,654,000
  Rogers Cablesystems Inc., Sr. Sec'd. Deb.
    (Canada)......................................      Ba3       10.00%   12/01/07      1,000       1,095,000
  Rogers Cablesystems, Inc., Sr. Sec'd. Notes
    (Canada)......................................      Ba3       10.00%   03/15/05      1,750       1,925,000
  Star Choice Communications, Inc., Sr. Notes
    (Canada) (b) (cost $1,750,000; purchased
    12/18/97).....................................       B3       13.00%   12/15/05      1,750       1,811,250
                                                                                                --------------
                                                                                                    29,301,991
                                                                                                --------------
CHEMICALS -- 1.3%
  Applied Extrusion Technology, Inc., Sr. Notes...       B2       11.50%   04/01/02      1,500       1,597,500
  Borden Chemicals & Plastics, L.P., Sr. Notes....      Ba2        9.50%   05/01/05      1,500       1,593,750
  Sterling Chemical Holdings, Inc., Sr. Disc.
    Notes, Zero Coupon (until 8/15/01)............      Caa       13.50%   08/15/08      5,060       3,036,000
  Sterling Chemical Holdings, Inc., Sr. Sub.
    Notes.........................................       B3       11.75%   08/15/06      1,000       1,020,000
                                                                                                --------------
                                                                                                     7,247,250
                                                                                                --------------
CONSUMER PRODUCTS -- 3.9%
  Coleman Escrow Corp., Sr. Disc. Notes...........       B3        Zero    05/15/01      2,250       1,496,250
  Coleman Holdings, Sr. Disc. Notes...............      Caa        Zero    05/15/01      1,500         903,750
  French Fragrances, Inc., Sr. Notes..............       NR       10.375%  05/15/07      1,350       1,417,500
  Hedstrom Corp., Sr. Disc. Notes, Zero Coupon
    (until 6/01/02)...............................      Caa       12.00%   06/01/09        400         240,000
  Hedstrom Corp., Sr. Sub. Notes..................       B3       10.00%   06/01/07        900         906,750
  IHF Holdings, Inc., Sr. Disc. Notes, Zero Coupon
    (until 11/15/99)..............................      Caa       15.00%   11/15/04      2,000       1,740,000
  Packaging Resources Group, Sr. Notes............       NR       13.00%   06/30/03      1,864       1,742,606
  Radnor Holdings, Sr. Notes......................       B2       10.00%   12/01/03      1,500       1,557,500
  Rayovac Corp., Sr. Sub. Notes...................       B3       10.25%   11/01/06      2,080       2,267,200
  Remington Products Co., Sr. Sub. Notes..........       B3       11.00%   05/15/06      2,500       2,112,500
  Sealy Corp., Sr. Disc. Notes, Zero Coupon (until
    12/15/02).....................................       B3       10.875%  12/15/07      2,500       1,512,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B24

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Syratech Corp., Sr. Notes.......................       B1       11.00%   04/15/07  $   2,550  $    2,371,500
  Twin Labs, Inc., Gtd. Notes.....................       B3       10.25%   05/15/06      3,400       3,672,000
                                                                                                --------------
                                                                                                    21,940,056
                                                                                                --------------
DEFENSE -- 0.2%
  Stellex Industries, Inc., Sr. Sub. Notes........       B3        9.50%   11/01/07      1,000       1,007,500
                                                                                                --------------

DRUGS & HEALTHCARE -- 4.5%
  Alliance Imaging, Sr. Sub. Notes................       B3       9.625%   12/15/05      1,500       1,530,000
  Community Distributors, Sr. Notes...............       B2       10.25%   10/15/04        900         922,500
  Dade International, Inc., Sr. Sub. Notes........       B3       11.125%  05/01/06      6,000       6,675,000
  Graham-Field Health Products, Inc., Sr. Sub.
    Notes.........................................       B3        9.75%   08/15/07      2,630       2,741,775
  Integrated Health Services, Inc., Sr. Sub.
    Notes.........................................       B2        9.25%   01/15/08      4,000       4,080,000
  Owens & Minor, Inc., Sr. Sub. Notes.............       B1       10.875%  06/01/06      3,450       3,829,500
  Paracelsus Health, Sr. Sub. Notes...............       B1       10.00%   08/15/06      2,750       2,805,000
  Paragon Health Networks, Sr. Sub. Notes, Zero
    Coupon (until 11/01/02).......................       B3       10.50%   11/01/07      3,000       1,860,000
  Tenet Healthcare Corp., Sr. Sub. Notes..........      Ba3       8.625%   01/15/07      1,250       1,290,625
                                                                                                --------------
                                                                                                    25,734,400
                                                                                                --------------
ENERGY -- 3.0%
  Anker Coal Group, Inc., Sr. Notes...............       B3        9.75%   10/01/07      2,900       2,885,500
  Clark USA, Inc., Sr. Notes......................       B3       10.875%  12/01/05      1,250       1,360,937
  Falcon Drilling Co., Inc., L.P., Series B, Sr.
    Sub. Notes....................................       B3       12.50%   03/15/05      2,500       2,856,250
  KCS Energy, Inc., Sr. Notes.....................       B1       11.00%   01/15/03      4,000       4,380,000
  Petroleum Heat & Power, Inc., Sub. Deb..........       B2       9.375%   02/01/06      3,000       2,700,000
  Petroleum Heat & Power, Inc., Sub. Deb..........       B2       12.25%   02/01/05        813         827,227
  Transamerican Energy Corp., Sr. Disc. Notes,
    Zero Coupon (until 6/15/99)...................       B3       13.00%   06/15/02      1,300       1,049,750
  Transamerican Energy Corp., Sr. Disc. Notes.....       B3       11.50%   06/15/02        900         904,500
                                                                                                --------------
                                                                                                    16,964,164
                                                                                                --------------
FINANCIAL SERVICES -- 2.4%
  AmeriCredit Corp., Sr. Notes....................       B+        9.25%   02/01/04      2,500       2,500,000
  Beaver Valley Funding, Inc., Deb................       B1       8.625%   06/01/07      1,453       1,546,675
  Delta Financial Corp., Sr. Notes................       B1        9.50%   08/01/04      1,125       1,116,562
  First Nationwide Holdings, Inc., Sr. Notes......       B2       12.50%   04/15/03      2,600       2,951,000
  First Nationwide Holdings, Inc., Sr. Sub.
    Notes.........................................       NR       10.625%  10/01/03      1,600       1,788,000
  Korea Development Bank (Korea) Bonds............       A1        6.50%   11/15/02      1,000         801,940
  Korea Development Bank (Korea) Bonds............      Ba1        7.00%   07/15/99        900         819,720
  Korea Development Bank (Korea) Bonds............      Ba1       7.375%   09/17/04      2,000       1,600,420
  Polysindo Int'l. Finance Co., Gtd. Notes,
    (Indonesia)...................................      Ba3       11.375%  06/15/06        800         648,000
                                                                                                --------------
                                                                                                    13,772,317
                                                                                                --------------
FOOD & BEVERAGE -- 2.0%
  Curtis-Burns Foods, Inc., Sr. Sub. Notes........       B3       12.25%   02/01/05      2,870       3,142,650
  NBTY Inc., Sr. Sub. Notes.......................       B1       8.625%   09/15/07      2,000       2,000,000
  Pilgrim's Pride Corp., Sr. Sub. Notes...........       B3       10.875%  08/01/03      1,951       2,038,795
  PSF Holdings, LLC, Notes (b) (cost $255,739;
    purchased 9/17/96 and
    3/03/97)......................................       NR       11.00%   09/17/03        256         274,919
  Specialty Foods Acquisition Corp., Sr. Notes....       B2       10.25%   08/15/01      2,765       2,723,525
  Specialty Foods Corp., Sr. Sub. Notes...........      Caa       11.25%   08/15/03      1,000         930,000
                                                                                                --------------
                                                                                                    11,109,889
                                                                                                --------------
GAMING -- 6.0%
  Aztar Corp., Sr. Sub. Notes.....................       B2       13.75%   10/01/04      2,000       2,290,000
  Blue Chip Casino, Sr. Sub. Notes................       NR        9.50%   09/15/02      2,749       2,061,750
  Casino Magic Finance Corp., First Mtge. Bonds...       B3       13.00%   08/15/03      4,500       4,275,000
  Colorado Gaming & Entertainment, Sr. Notes,
    PIK...........................................       NR       12.00%   06/01/03      4,026       4,347,799
  Fitzgerald Gaming, Sr. Notes....................       B3       12.25%   12/15/04      1,750       1,763,125
  Grand Casinos, Inc., Sr. Notes..................       B2        9.00%   10/15/04      1,000       1,005,000
  Grand Casinos, Inc., Sr. Notes..................      Ba3       10.125%  12/01/03      3,950       4,266,000
  Isle of Capri Black Hawk, LLC, First Mtg.
    Notes.........................................       B3       13.00%   08/31/04      3,000       3,030,000
  Lady Luck Gaming, First Mtge. Notes.............       B2       11.875%  03/01/01      3,000       3,045,000
  Louisiana Casino Cruises, Inc., Sr. Notes.......       NR       11.50%   12/01/98      2,680       2,683,100
  Majestic Star Casino, Sr. Notes.................       B2       12.75%   05/15/03      2,175       2,332,688
  Trump Atlantic City Assoc., First Mtge. Notes...      Caa       11.75%   11/15/03      3,000       2,760,000
                                                                                                --------------
                                                                                                    33,859,462
                                                                                                --------------
INDUSTRIAL -- 4.5%
  Allied Waste North America, Inc., Sr. Sub.
    Notes.........................................       B2       10.25%   12/01/06      3,000       3,292,500
  Clean Harbors, Inc., Sr. Notes..................       B2       12.50%   05/15/01         50          50,000
  Continental Global Group, Sr. Notes.............       B2       11.00%   04/01/07      1,170       1,246,050
  Glasstech, Inc., Sr. Notes......................       NR       12.75%   07/01/04      1,500       1,552,500
  ICF Kaiser International, Inc., Sr. Sub.
    Notes.........................................       B3       12.00%   12/31/03        500         520,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B25

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Interlake Corp., Sr. Sub. Notes.................       B3       12.125%  03/01/02  $   4,500  $    4,725,000
  Jordan Telecommunication Products, Inc., Sr.
    Notes.........................................       B3       9.875%   08/01/07      2,900       2,965,250
  Kaiser Aluminum & Chemical Corp., Sr. Sub.
    Notes.........................................       B2       12.75%   02/01/03      3,000       3,191,250
  Motors & Gears, Inc., Sr. Notes.................       B3       10.75%   11/15/06      3,500       3,718,750
  RBX Corp., Sr. Notes............................       B2       12.00%   01/15/03      2,300       2,357,500
  Viasystems, Inc., Sr. Sub. Notes................       B3        9.75%   06/01/07      1,750       1,806,875
                                                                                                --------------
                                                                                                    25,426,300
                                                                                                --------------
LEISURE & TOURISM -- 1.2%
  Bally Total Fitness Holdings, Inc., Sr. Sub.
    Notes.........................................       B3       9.875%   10/15/07      1,350       1,370,250
  Discovery Zone, Inc., Sr. Notes.................       NR       13.50%   08/01/02      2,000       2,080,000
  Icon Health & Fitness, Sr. Sub. Notes...........       B3       13.00%   07/15/02      3,000       3,345,000
                                                                                                --------------
                                                                                                     6,795,250
                                                                                                --------------
LODGING -- 0.5%
  HMC Acquisition, Sr. Notes......................      Ba3        9.00%   12/15/07      3,000       3,135,000
                                                                                                --------------

MISCELLANEOUS -- 1.3%
  Coinstar, Inc., Sr. Sub. Notes..................       NR       13.00%   10/01/06      2,275       1,797,250
  Electronic Retailing Systems, Sr. Disc. Notes,
    Zero Coupon (until 2/01/00)...................       NR       13.25%   02/01/04      2,000       1,330,000
  Interact Systems Inc., Sr. Disc. Notes, Zero
    Coupon (until 8/1/99).........................       NR       14.00%   08/01/03      4,400       1,628,000
  Kindercare Learning Center, Sr. Sub. Notes......       B3        9.50%   02/15/09      2,500       2,487,500
                                                                                                --------------
                                                                                                     7,242,750
                                                                                                --------------
OIL & GAS -- 0.8%
  Empire Gas Corp., Sr. Notes.....................      Caa        7.00%   07/15/04      5,300       4,743,500
                                                                                                --------------

PAPER/PACKAGING -- 7.1%
  APP Int'l. Finance Co., Sr. Notes (b) (cost
    $4,093,123; purchased 2/11/97 and 2/20/97)....      Ba3       11.75%   10/01/05      3,750       3,468,750
  Consumers Int'l., Sr. Notes.....................      Ba3       10.25%   04/01/05      2,700       2,943,000
  Envirodyne Industries, Sr. Disc. Notes..........       B1       12.00%   06/15/00      4,600       4,922,000
  Gaylord Container Corp., Sr. Notes..............       B         9.75%   06/15/07      2,100       2,026,500
  Gaylord Container Corp., Sr. Sub. Disc. Notes...      Caa       12.75%   05/15/05      4,365       4,670,550
  Maxxam Group Holdings, Inc., Sr. Notes..........       NR       12.00%   08/01/03      4,000       4,320,000
  Pacific Lumber Co., Sr. Notes...................       B3       10.50%   03/01/03      4,875       5,045,625
  SD Warren Co., Sr. Sub. Notes...................       B1       12.00%   12/15/04      2,500       2,793,750
  Silgan Holdings, Inc., Sub. Deb.................       NR       13.25%   07/15/06      3,149       3,597,733
  Stone Container, Sr. Sub. Notes.................       B3       12.25%   04/01/02      1,300       1,316,250
  U.S. Timberlands Klamath Fall, LLC, Sr. Notes...       B1       9.625%   11/15/07      2,250       2,328,750
  United Stationer Supply Co., Sr. Sub. Notes.....       B3       12.75%   05/01/05      2,667       3,033,713
                                                                                                --------------
                                                                                                    40,466,621
                                                                                                --------------
PUBLISHING -- 1.5%
  American Banknote Corp., Sr. Sub. Notes.........       B3       11.25%   12/01/07      4,000       4,010,000
  Sullivan Graphics, Inc., Sr. Sub. Notes.........      Caa       12.75%   08/01/05      4,500       4,545,000
                                                                                                --------------
                                                                                                     8,555,000
                                                                                                --------------
RESTAURANTS -- 1.1%
  American Restaurant, Sr. Notes..................       NR       13.00%   09/15/98        694         672,893
  Flagstar Corp., Sr. Notes.......................       B2       10.75%   09/15/01      3,000       3,337,500
  FRI-MRD Corp., Sr. Disc. Notes, Zero Coupon
    (until 8/1/99)................................       NR       15.00%   01/24/02      3,000       2,497,500
                                                                                                --------------
                                                                                                     6,507,893
                                                                                                --------------
RETAIL -- 7.8%
  Barry's Jewelers, Inc., Sr. Notes (b) (cost
    $603,980; purchased 2/13/97)..................       B3       11.00%   12/22/00        750         450,000
  County Seat Stores, Inc., Sr. Notes (b) (cost
    $2,750,000; purchased 10/23/97)...............       NR       12.75%   11/01/04      2,750       2,832,500
  Duane Reade Corp., Sub. Notes, Zero Coupon
    (until 9/15/99)...............................      Caa       15.00%   09/15/04      7,840       6,546,400
  Edison Brothers, Inc., Sr. Notes................       NR       11.00%   01/01/07      3,000       2,700,000
  Hechinger Co., Sr. Notes........................       B2        6.95%   10/15/03      4,125       2,928,750
  Jitney-Jungle Stores America, Inc., Sr. Notes...       B2       12.00%   03/01/06      2,000       2,270,000
  Kmart Corp., Deb................................      Ba3        8.25%   01/01/22      3,250       3,152,500
  Kmart Corp., Deb................................      Ba3       8.375%   07/01/22      2,500       2,437,500
  Leslie's Poolmart, Sr. Notes....................       NR       10.375%  07/15/04      2,500       2,600,000
  Merisel, Inc., Sr. Notes........................       Ca       12.50%   12/31/04      3,250       3,640,000
  New Sassco, Inc., Sr. Notes.....................       NR       12.75%   05/01/04      7,171       7,592,296
  Pamida, Inc., Sr. Notes.........................       B3       11.75%   03/15/03      2,500       2,562,500
  Phar-Mor, Inc., Sr. Notes.......................       B3       11.72%   09/11/02      4,564       4,792,200
                                                                                                --------------
                                                                                                    44,504,646
                                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B26

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
STEEL & METAL -- 3.3%
  Earle M. Jorgensen Co., Sr. Notes...............       B3       10.75%   03/01/00  $   3,250  $    3,347,500
  Ladish Company, Inc., Sr. Sub. Notes............       NR       12.00%   12/22/00        517         521,841
  Northwestern Steel & Wire, Sr. Notes............       B3        9.50%   06/15/01      1,000         970,000
  Pohang Iron & Steel, Sr. Notes..................      Ba1       6.625%   07/01/03      2,000       1,544,040
  Sheffield Steel Corp., First Mtg. Notes.........      Caa       11.50%   12/01/05      3,500       3,640,000
  WCI Steel, Inc. Sr. Notes.......................       B2       10.00%   12/01/04      4,000       4,090,000
  Wheeling-Pittsburgh Corp., Sr. Notes............       B2        9.25%   11/15/07      4,625       4,463,125
                                                                                                --------------
                                                                                                    18,576,506
                                                                                                --------------
SUPERMARKETS -- 1.7%
  Homeland Stores, Inc., Notes....................       NR       10.00%   08/01/03      4,181       3,762,900
  Pantry, Inc., Sr. Sub. Notes....................       B3       10.25%   10/15/07      2,800       2,870,000
  Shoppers Food Warehouse Corp., Sr. Notes........       NR        9.75%   06/15/04      2,500       2,550,000
  Southland Corp., Sr. Notes......................       B3       12.00%   06/15/09        500         500,000
                                                                                                --------------
                                                                                                     9,682,900
                                                                                                --------------
TECHNOLOGY -- 1.2%
  Details Holdings Corp., Sr. Disc. Notes, Zero
    Coupon (until 11/15/02).......................      Caa       11.875%  11/15/07      1,300         760,500
  Details, Inc., Sr. Sub. Notes...................       B3       10.00%   11/15/05      1,000       1,027,500
  DII Group, Sr. Sub. Notes.......................       B1        8.50%   09/15/07      2,000       1,965,000
  Unisys Corp., Sr. Notes.........................       B1       11.75%   10/15/04      2,500       2,862,500
                                                                                                --------------
                                                                                                     6,615,500
                                                                                                --------------
TELECOMMUNICATIONS -- 15.0%
  Cellnet Data Systems, Inc., Sr. Disc. Notes (b),
    Zero Coupon (until 10/01/02), (cost
    $3,686,306; purchased on various dates:
    6/06/95 through 9/24/97)......................       NR       14.00%   10/01/07      7,010       3,119,450
  Centennial Cellular Corp., Sr. Notes............       B1       10.125%  05/15/05      2,000       2,170,000
  Concentric Network Corp., Sr. Notes.............       NR       12.75%   12/15/07      2,500       2,562,500
  Crown Castle Int'l Corp., Sr. Disc. Notes, Zero
    Coupon (until 11/15/02).......................       B3       11.875%  11/15/07      1,400         875,000
  Geotek Communication, Inc., Sr. Disc. Notes,
    Zero Coupon (until 7/15/00)...................      Caa       15.00%   07/15/05      5,000       2,600,000
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Series L,
    Zero Coupon (until 12/15/00)..................       NR       13.875%  12/15/05      5,200       3,978,000
  Highway Master Communications, Inc., Sr.
    Notes.........................................      Caa       13.75%   09/15/05      2,000       2,030,000
  Hyperion Telecom, Inc., Sr. Disc. Notes, Zero
    Coupon (until 4/01/01)........................       NR       13.00%   04/15/03      1,250         906,250
  ICG Holdings Inc., Sr. Sub. Notes, Zero Coupon
    (until 9/15/00)...............................       NR       13.50%   09/15/05      3,800       3,120,750
  Impsat Corp., Gtd. Sr. Notes....................       B2       12.125%  07/15/03      3,500       3,552,500
  International Wireless Group, Inc., Sr. Sub.
    Notes.........................................       NR       11.75%   06/01/05      3,000       3,292,500
  Ionica PLC, Sr. Notes...........................       NR       13.50%   08/15/06      5,000       4,237,500
  McCaw Int'l. Ltd., Sr. Disc. Notes, Zero Coupon
    (until 4/15/02)...............................       NR       13.00%   04/15/07      2,000       1,165,000
  McLeod USA, Inc., Sr. Disc. Notes, Zero Coupon
    (until 3/01/02)...............................       B3       10.50%   03/01/07      4,400       3,201,000
  Metrocall, Inc., Sr. Sub. Notes.................       B2       10.375%  10/01/07      1,250       1,265,625
  MGC Communications, Inc., Sr. Notes.............      Caa       13.00%   10/01/04      2,950       3,023,750
  Microcell Telecommunications, Sr. Disc. Notes,
    Zero Coupon (until 6/01/06)...................       NR       14.00%   06/01/06      2,000       1,350,000
  Netia Holdings, Sr. Disc. Notes, Zero Coupon
    (until 11/01/01)..............................       NR       11.25%   11/01/07      3,250       1,852,500
  Netia Holdings, Sr. Notes.......................       NR       10.25%   11/01/07      1,000         960,000
  Nextel Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/31/02)..................       B3        9.75%   10/31/07      1,500         920,625
  Omnipoint Corp., Sr. Notes......................       B3       11.625%  08/15/06        500         531,875
  Omnipoint Corp., Sr. Notes......................       B3       11.625%  08/15/06      3,875       4,097,813
  PTC Int'l. Finance Co., Zero Coupon (until
    7/01/02)......................................       NR       10.75%   07/01/07      2,100       1,344,000
  Pagemart Nationwide, Inc., Sr. Disc. Notes,
    Series H,
    Zero Coupon (until 2/1/00)....................       NR       15.00%   02/01/05      6,500       5,557,500
  Price Communications Cellular Holdings, Sr.
    Disc. Notes, Zero Coupon (until 11/01/02).....       NR       13.50%   08/01/07      2,000       1,280,000
  Price Communications Wireless, Inc., Sr. Sub.
    Notes.........................................       NR       11.75%   07/15/07      2,500       2,712,500
  Primus Telecom Group, Sr. Notes.................       B3       11.75%   08/01/04      1,500       1,605,000
  RCN Corp., Sr. Disc. Notes, Zero Coupon (until
    10/15/02).....................................       NR       11.125%  10/15/07      2,200       1,380,500
  RCN Corp., Sr. Notes............................       NR       10.00%   10/15/07      1,100       1,141,250
  Rogers Cantel, Inc., Sr. Sub. Notes, Zero Coupon
    (until 11/30/02)..............................       B2        8.80%   10/01/07      4,800       4,776,000
  Telegroup, Inc., Sr. Disc. Notes, Zero Coupon
    (until 5/1/00)................................       NR       10.50%   11/01/04      4,000       3,095,000
  Telesystem Int'l. Wireless, Inc., Sr. Disc.
    Notes.........................................      Caa       10.50%   11/01/07      1,150         638,250
  Telesystem Int'l. Wireless, Inc., Sr. Disc.
    Notes, Zero Coupon (until 6/30/02)............       NR       13.25%   06/30/07      1,000         632,500
  UNIFI Communications, Inc., Sr. Notes...........       NR       14.00%   03/01/04      3,750       3,375,000
  Unisite, Inc., Sub. Accrual Note................       NR       13.00%   12/15/04      4,000       4,000,000
  USN Communications, Inc., Sr. Disc. Notes, Zero
    Coupon (until 8/15/00)........................      Caa       14.625%  08/15/04      1,059         804,840
  Vialog Corp., Sr. Notes.........................       NR       12.75%   11/15/01      2,000       2,090,000
                                                                                                --------------
                                                                                                    85,244,978
                                                                                                --------------
TEXTILES -- 1.6%
  Congoleum Corp., Sr. Notes......................       B1        9.00%   02/01/01        945         968,625
  Foamex, L.P., Sr. Sub. Notes....................       B3       9.875%   06/15/07      3,700       3,792,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B27

DECEMBER 31, 1997

                                                      MOODY'S                        PRINCIPAL
                                                       RATING     INTEREST MATURITY   AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  Tultex Corp., Sr. Notes.........................      Ba3       9.625%   04/15/07  $   3,000  $    2,992,500
  Worldtex, Inc., Sr. Notes.......................       B1       9.625%   12/15/07      1,450       1,486,250
                                                                                                --------------
                                                                                                     9,239,875
                                                                                                --------------
TRANSPORTATION -- 1.9%
  Ameritruck Distribution Corp., Sr. Sub. Notes
    (b) (cost $3,099,070; purchased on various
    dates: 1/16/96 through 6/05/97)...............       B3       12.25%   11/15/05      3,090       3,090,000
  Kitty Hawk, Inc., Sr. Notes.....................       B1        9.95%   11/15/04      1,400       1,435,000
  Trans World Airlines, Sr. Notes.................       NR       11.50%   12/15/04      1,750       1,758,750
  Airtran Holdings, Inc., Sr. Notes...............       B3       10.25%   04/15/01      2,000       1,850,000
  Airtran Holdings, Inc., Sr. Notes...............       B2       10.50%   04/15/01      3,000       2,955,000
                                                                                                --------------
                                                                                                    11,088,750
                                                                                                --------------
TOTAL CORPORATE BONDS
  (cost $496,878,727).........................................................................     504,280,829
                                                                                                --------------

CONVERTIBLE BONDS -- 0.9%
TELECOMMUNICATIONS
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Series H,
    Zero Coupon (until 12/15/00)..................       NR       13.875%  12/15/05        650         624,000
  Geotek Communications, Inc......................      Caa       12.00%   02/15/01      2,000       1,500,000
  Winstar Communications, Inc., Conv. Notes.......       NR       14.00%   10/15/05      2,875       2,961,250
                                                                                                --------------
    (cost $4,766,282).........................................................................       5,085,250
                                                                                                --------------

COMMON STOCKS (A) -- 0.2%                              SHARES
                                                    -------------
  Cellnet Data Systems, Inc. (b) (cost $170;
    purchased 6/23/97)............................         34,000         263,500
  Coinstar, Inc...................................          6,300          57,488
  Dr. Pepper Bottling Holdings, Inc., (Class "B"
    Stock)........................................          5,807         119,044
  Hedstrom Holding Co.............................         24,261          30,326
  Intermedia Communications, PIK..................          1,132          68,769
  Loehmann's Holdings, Inc........................          4,403          25,317
  Pagemart Nationwide, Inc........................         13,125         118,125
  PM Holdings Corp................................          1,103         579,075
  PSF Holdings, LLC (b)/(c) (cost $757,452;
    purchased 9/17/96)............................         22,025         726,825
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $804,909)................................................       1,988,469
                                                                   --------------

PREFERRED STOCKS -- 5.9%
  Adelphia Communications, Inc....................         52,500       6,221,250
  American Communication Services, Inc............          4,643         467,827
  AmeriKing, Inc..................................         19,990         539,730
  BioSafe International, Inc......................          7,219       1,925,091
  Cablevision Systems Corp., Series L, PIK........              1           9,240
  California Federal Bancorp, Inc.................        100,000       2,625,000
  Chancellor Media Corp...........................         17,058       2,046,960
  Clark USA, Inc..................................          4,750         503,500
  EchoStar Communications, Inc....................         35,534       3,660,018
  Fitzgerald Gaming, Inc..........................         50,000       1,561,500
  Geneva Steel, Inc...............................         18,000       1,350,000
  Hyperion Telecommunications.....................          5,659         570,178
  ICG Communications, Inc.........................         11,085       1,274,758
  Intermedia Comm., PIK...........................         76,084         932,029
  Intermedia Communications.......................         90,000       2,542,500
  Pantry Pride, Inc. (Ex. Pfd.; Class "B"
    Stock)........................................         25,000       2,525,000
  Paxson Communications, Inc......................         20,000       2,010,000
  Petroleum Heat & Power, Inc.....................         80,000       1,600,000
  Viasystems, Inc.................................         40,800         835,003
  Von Hoffman Press, Inc..........................         20,000         625,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $33,395,215).............................................      33,824,584
                                                                   --------------

WARRANTS (A) -- 0.5%                                    UNITS
                                                    -------------
  American Banknote Corp., expiring 12/01/02......          4,000               0
  American Telecasting, Inc., expiring 08/10/00...          6,500              65
  Cellnet Data Systems, Inc., expiring 01/01/49
    (b) (cost $0; purchased 9/24/97 and
    9/29/97)......................................          7,010         140,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B28

DECEMBER 31, 1997

                                                                       VALUE
WARRANTS (A) (CONTINUED)                                UNITS         (NOTE 2)
                                                    -------------  --------------
  Cellular Communications Int'l., Inc., expiring
    08/15/03......................................          4,375  $       87,500
  Clearnet Communications, Inc., expiring
    09/15/05......................................         26,202         235,818
  Cocentric Network Corp., expiring 01/01/49......          2,500               0
  County Seat Stores, Inc., expiring 01/01/49 (b)
    (cost $0; purchased 10/23/97).................          2,750               0
  Discovery Zone, Inc., expiring 01/01/49.........          2,000               0
  Electronic Retailing Systems, expiring
    01/01/49......................................          2,000          40,000
  Fitzgerald Gaming, Inc., expiring 12/19/98......         62,701               0
  Foamex - JPS Automotive, expiring 07/01/99......          2,000          40,000
  Glasstech, Inc., expiring 06/30/04..............          1,500           1,500
  Globalstar Capital Co., expiring 02/15/04.......          1,200         122,400
  Highwaymaster Communications, Inc., expiring
    01/01/49......................................          2,000          24,000
  Hyperion Telecommunications Corp., expiring
    04/15/01......................................          4,250         255,000
  ICF Kaiser International, Inc., expiring
    12/31/98......................................            500               0
  ICG Communications, Inc., expiring 09/15/05.....         20,790         301,455
  Interact Systems, Inc., expiring 08/01/03.......          4,400             550
  Intermedia Communications of Florida, Inc.,
    expiring 06/01/00 (b) (cost $0; purchased
    5/25/95)......................................          3,000         330,000
  McCaw Int'l. Ltd., expiring 01/01/49............          2,000           5,000
  MGC Communications, Inc., expiring 01/01/49.....          2,950               0
  Nextel Communications
    expiring 12/15/98 (b) (cost $0; purchased
     12/16/93)....................................          1,543             417
    expiring 04/05/99 (b) (cost $0; purchased
     4/15/94).....................................          2,250           6,750
  Pagemart, Inc., expiring 11/01/03...............          9,200          69,000
  Powertel, Inc., expiring 02/01/06...............          6,720          63,840
  President Riverboat Casinos, expiring
    09/30/99......................................         22,075             883
  Price Communications Cellular Holdings, expiring
    08/01/07......................................          6,880              69
  Primus Telecom Group, expiring 08/01/07.........          1,500          15,000
  Star Choice Communications, Inc., expiring
    12/15/05 (b) (cost $0; purchased 12/18/97)....         40,530             405
  Sterling Chemical Holdings, Inc., expiring
    08/15/08......................................            560          16,800
  Unifi Communications, expiring 03/01/04.........          3,750          75,000
  Unisite, Inc., expiring 12/15/04................          1,943               0
  USN Communications, Inc., expiring 01/01/49.....         10,590               0
  Vialog Corp., expiring 01/01/49.................          2,000               0
                                                                   --------------
TOTAL WARRANTS
  (cost $237,500)................................................       1,831,652
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $536,082,633)............................................     547,010,784
                                                                   --------------

                                                    INTEREST MATURITY  PRINCIPAL
SHORT-TERM INVESTMENT -- 2.8%                        RATE      DATE      (000)
                                                    ------   --------  ---------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account..............   6.53%   01/02/98  $  15,691      15,691,000
                                                                                  --------------
    (cost $15,691,000; Note 5)
TOTAL INVESTMENTS -- 98.9%
  (cost $551,773,633; Note 6)...................................................     562,701,784
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%...................................       5,973,294
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $  568,675,078
                                                                                  --------------
                                                                                  --------------

    The following abbreviations are used in portfolio descriptions:
    LLC     Limited Liability Company
    LP      Limited Partnership
    NR      Not Rated by Moody's or Standard & Poors
    PIK     Payment in Kind Securities

(a)  Non-income producing security
(b) Indicates a restricted security; the aggregate cost of the restricted securities is $16,995,840. The aggregate value, $13,424,966 is approximately 2.4% of net assets.
(c)  Indicates a fair valued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B29

                             STOCK INDEX PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 96.0%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.8%
  Aeroquip-Vickers, Inc...........................          8,300  $      407,219
  AlliedSignal, Inc...............................        175,600       6,837,425
  Boeing Co.......................................        311,336      15,236,005
  General Dynamics Corp...........................         19,400       1,676,887
  Lockheed Martin Corp............................         60,149       5,924,676
  Northrop Grumman Corp...........................         20,600       2,369,000
  Parker-Hannifin Corp............................         35,225       1,615,947
  Raytheon Co. (Class "A" Stock)..................         14,418         711,007
  Raytheon Co. (Class "B" Stock)..................         72,900       3,681,450
  United Technologies Corp........................         73,000       5,315,312
                                                                   --------------
                                                                       43,774,928
                                                                   --------------
AIRLINES -- 0.4%
  AMR Corp. (a)...................................         28,500       3,662,250
  Delta Air Lines, Inc............................         23,000       2,737,000
  Southwest Airlines Co...........................         68,100       1,676,962
  USAir Group, Inc. (a)...........................         29,000       1,812,500
                                                                   --------------
                                                                        9,888,712
                                                                   --------------
AUTOS - CARS & TRUCKS -- 2.0%
  Chrysler Corp...................................        208,500       7,336,594
  Cummins Engine Co., Inc.........................         12,200         720,562
  Dana Corp.......................................         33,400       1,586,500
  Echlin, Inc.....................................         18,700         676,706
  Ford Motor Co...................................        372,700      18,145,831
  General Motors Corp.............................        226,100      13,707,312
  Genuine Parts Co................................         54,425       1,847,048
  Johnson Controls, Inc...........................         26,400       1,260,600
  Navistar International Corp. (a)................         23,400         580,612
  PACCAR, Inc.....................................         23,960       1,257,900
  Safety Kleen Corp...............................         17,350         476,041
  TRW, Inc........................................         38,600       2,060,275
                                                                   --------------
                                                                       49,655,981
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 8.1%
  Banc One Corp...................................        180,694       9,813,943
  Bank of New York Co., Inc.......................        117,300       6,781,406
  BankAmerica Corp................................        216,096      15,775,008
  BankBoston Corp.................................         44,800       4,208,400
  Bankers Trust NY Corp...........................         30,900       3,474,319
  Barnett Banks, Inc..............................         61,600       4,427,500
  BB&T Corp.......................................         41,900       2,684,219
  Chase Manhattan Corp............................        131,247      14,371,546
  Citicorp........................................        142,100      17,966,769
  Comerica, Inc...................................         32,900       2,969,225
  CoreStates Financial Corp.......................         65,000       5,204,062
  First Chicago NBD Corp..........................         92,015       7,683,252
  First Union Corp................................        194,550       9,970,687
  Fleet Financial Group, Inc......................         77,600       5,815,150
  Golden West Financial Corp......................         17,600       1,721,500
  H.F. Ahmanson & Co..............................         30,700       2,054,981
  Huntington Bancshares, Inc......................         58,600       2,109,600
  KeyCorp.........................................         67,400       4,772,762
  Mellon Bank Corp................................         78,200       4,740,875
  Morgan (J.P.) & Co., Inc........................         55,450       6,258,919
  National City Corp..............................         66,600       4,378,950
  NationsBank Corp................................        220,526      13,410,737
  Norwest Corp....................................        233,600       9,022,800
  PNC Bank Corp...................................         95,500       5,449,469
  Providian Financial Corp........................         29,300       1,323,994
  Republic New York Corp..........................         17,100       1,952,606
  Suntrust Banks, Inc.............................         65,800       4,696,475
  Synovus Financial Corp..........................         53,700       1,758,675

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  U.S. Bancorp....................................         75,642  $    8,467,176
  Wachovia Corp...................................         63,400       5,143,325
  Wells Fargo & Co................................         27,166       9,221,159
                                                                   --------------
                                                                      197,629,489
                                                                   --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc....................................         45,900       1,626,581
  Omnicom Group, Inc..............................         30,000       1,271,250
                                                                   --------------
                                                                        2,897,831
                                                                   --------------
CHEMICALS -- 2.0%
  Air Products & Chemicals, Inc...................         33,700       2,771,825
  Dow Chemical Co.................................         70,300       7,135,450
  E.I. du Pont de Nemours & Co....................        352,100      21,148,006
  Eastman Chemical Co.............................         23,600       1,405,675
  FMC Corp. (a)...................................         11,200         753,900
  Hercules, Inc...................................         30,400       1,521,900
  Monsanto Co.....................................        183,700       7,715,400
  Nalco Chemical Co...............................         20,900         826,856
  Rohm & Haas Co..................................         18,700       1,790,525
  Sigma-Aldrich Corp..............................         31,400       1,248,150
  Union Carbide Corp..............................         38,200       1,640,212
                                                                   --------------
                                                                       47,957,899
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.3%
  Engelhard Corp..................................         46,975         816,191
  Great Lakes Chemical Corp.......................         17,700         794,287
  Morton International, Inc.......................         42,400       1,457,500
  Praxair, Inc....................................         48,500       2,182,500
  Raychem Corp....................................         26,800       1,154,075
  W.R. Grace & Co.................................         24,300       1,954,631
                                                                   --------------
                                                                        8,359,184
                                                                   --------------
COMMERCIAL SERVICES -- 0.4%
  Cendant Corp. (a)...............................        245,719       8,446,582
  Deluxe Corp.....................................         24,800         855,600
  John H. Harland Co..............................          7,400         155,400
  Moore Corp., Ltd................................         25,900         391,737
                                                                   --------------
                                                                        9,849,319
                                                                   --------------
COMPUTER SERVICES -- 4.5%
  3Com Corp. (a)..................................        110,000       3,843,125
  Adobe Systems, Inc..............................         21,700         895,125
  Autodesk, Inc...................................         14,300         529,100
  Automatic Data Processing, Inc..................         91,100       5,591,262
  Bay Networks, Inc. (a)..........................         63,900       1,633,444
  Cabletron Systems, Inc. (a).....................         47,900         718,500
  Ceridian Corp. (a)..............................         24,800       1,136,150
  Cisco Systems, Inc. (a).........................        313,100      17,455,325
  Computer Associates International, Inc..........        169,643       8,969,874
  Computer Sciences Corp. (a).....................         24,200       2,020,700
  EMC Corp. (a)...................................        154,000       4,225,375
  First Data Corp.................................        138,300       4,045,275
  Microsoft Corp..................................        375,200      48,494,600
  Novell, Inc. (a)................................        104,900         786,750
  Oracle Corp. (a)................................        303,587       6,773,785
  Parametric Technology Corp. (a).................         39,700       1,880,787
  Siebel Systems, Inc. (a)........................             72           3,010
  Silicon Graphics, Inc. (a)......................         53,600         666,650
                                                                   --------------
                                                                      109,668,837
                                                                   --------------
COMPUTERS -- 3.4%
  Apple Computer, Inc. (a)........................         37,700         494,812
  Compaq Computer Corp............................        235,285      13,278,897

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B30

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Dell Computer Corp. (a).........................        102,700  $    8,626,800
  Digital Equipment Corp. (a).....................         47,900       1,772,300
  Hewlett-Packard Co..............................        323,800      20,237,500
  International Business Machines Corp............        304,400      31,828,825
  Seagate Technology, Inc. (a)....................         76,000       1,463,000
  Sun Microsystems, Inc. (a)......................        115,000       4,585,625
                                                                   --------------
                                                                       82,287,759
                                                                   --------------
CONSTRUCTION -- 0.1%
  Fluor Corp......................................         26,600         994,175
  Foster Wheeler Corp.............................         12,000         324,750
  Kaufman & Broad Home Corp.......................         11,866         266,243
  Pulte Corp......................................          6,400         267,600
                                                                   --------------
                                                                        1,852,768
                                                                   --------------
CONSTRUCTION & HOUSING -- 0.0%
  Centex Corp.....................................          8,800         553,850
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................          9,100         321,344
  Bemis Co., Inc..................................         17,200         757,875
  Crown Cork & Seal Co., Inc......................         39,600       1,984,950
  Owens-Illinois, Inc. (a)........................         44,100       1,673,044
  Stone Container Corp. (a).......................         31,266         326,339
                                                                   --------------
                                                                        5,063,552
                                                                   --------------
COSMETICS & SOAPS -- 1.8%
  Alberto Culver Co. (Class "B" Stock)............         17,400         557,887
  Avon Products, Inc..............................         41,300       2,534,787
  Colgate Palmolive Co............................         92,000       6,762,000
  International Flavors & Fragrances, Inc.........         33,200       1,709,800
  Procter & Gamble Co.............................        418,404      33,393,869
                                                                   --------------
                                                                       44,958,343
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.6%
  Avery Dennison Corp.............................         31,700       1,418,575
  Pitney Bowes, Inc...............................         44,700       4,020,206
  Unisys Corp. (a)................................         53,500         742,312
  Xerox Corp......................................        100,646       7,428,933
                                                                   --------------
                                                                       13,610,026
                                                                   --------------
DIVERSIFIED OPERATIONS -- 3.3%
  Cognizant Corp..................................         51,160       2,279,817
  Fortune Brands, Inc.............................         53,600       1,986,550
  General Electric Co.............................      1,018,000      74,695,750
  Whitman Corp....................................         29,500         768,844
                                                                   --------------
                                                                       79,730,961
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 10.0%
  Abbott Laboratories.............................        238,600      15,643,212
  Allergan, Inc...................................         19,900         667,894
  ALZA Corp. (a)..................................         26,400         839,850
  American Home Products Corp.....................        202,200      15,468,300
  Amgen, Inc. (a).................................         82,000       4,438,250
  Bausch & Lomb, Inc..............................         17,400         689,475
  Baxter International, Inc.......................         86,800       4,377,975
  Becton, Dickinson & Co..........................         38,500       1,925,000
  Biomet, Inc.....................................         33,600         861,000
  Boston Scientific Corp. (a).....................         60,600       2,780,025
  Bristol-Myers Squibb Co.........................        309,280      29,265,620
  C.R. Bard, Inc..................................         18,600         582,412
  Cardinal Health, Inc............................         33,700       2,531,712

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Eli Lilly & Co..................................        344,600  $   23,992,775
  Guidant Corp....................................         45,900       2,857,275
  Johnson & Johnson...............................        418,000      27,535,750
  Mallinckrodt, Inc...............................         22,300         847,400
  Medtronic, Inc..................................        145,900       7,632,394
  Merck & Co., Inc................................        374,550      39,795,937
  Pfizer, Inc.....................................        402,000      29,974,125
  Pharmacia & Upjohn, Inc.........................        158,025       5,787,666
  PharMerica, Inc. (a)............................         15,063         156,279
  Schering-Plough Corp............................        227,700      14,145,862
  St. Jude Medical, Inc. (a)......................         27,800         847,900
  United States Surgical Corp.....................         22,600         662,462
  Warner-Lambert Co...............................         84,400      10,465,600
                                                                   --------------
                                                                      244,772,150
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.1%
  W.W. Grainger, Inc..............................         15,800       1,535,562
                                                                   --------------
ELECTRONICS -- 3.3%
  Advanced Micro Devices, Inc. (a)................         43,200         774,900
  AMP, Inc........................................         69,044       2,899,848
  Applied Materials, Inc. (a).....................        113,400       3,416,175
  Data General Corp. (a)..........................         15,500         270,281
  EG&G, Inc.......................................         12,900         268,481
  Emerson Electric Co.............................        138,100       7,794,019
  Harris Corp.....................................         24,800       1,137,700
  Honeywell, Inc..................................         39,000       2,671,500
  Intel Corp......................................        508,800      35,743,200
  KLA-Tencor Corp. (a)............................         26,900       1,039,012
  LSI Logic Corp. (a).............................         43,300         855,175
  Micron Technology, Inc. (a).....................         65,900       1,713,400
  Motorola, Inc...................................        186,000      10,613,625
  National Semiconductor Corp. (a)................         50,300       1,304,656
  Perkin-Elmer Corp...............................         14,000         994,875
  Rockwell International Corp.....................         64,500       3,370,125
  Tektronix, Inc..................................         15,600         619,125
  Texas Instruments, Inc..........................        121,200       5,454,000
  Thomas & Betts Corp.............................         17,600         831,600
                                                                   --------------
                                                                       81,771,697
                                                                   --------------
FINANCIAL SERVICES -- 3.8%
  American Express Co.............................        144,900      12,932,325
  Beneficial Corp.................................         16,100       1,338,312
  Countrywide Credit Industries, Inc..............         33,100       1,419,162
  Federal Home Loan Mortgage Corp.................        215,700       9,045,919
  Federal National Mortgage Association...........        330,200      18,842,037
  Fifth Third Bancorp.............................         47,600       3,891,300
  Green Tree Financial Corp.......................         42,100       1,102,494
  H & R Block, Inc................................         32,300       1,447,444
  Household International, Inc....................         33,200       4,235,075
  MBNA Corp.......................................        155,212       4,239,228
  Merrill Lynch & Co., Inc........................        103,700       7,563,619
  Morgan Stanley, Dean Witter, Discover & Co......        184,005      10,879,296
  Schwab (Charles) Corp...........................         81,400       3,413,712
  State Street Corp...............................         49,300       2,868,644
  Sunamerica, Inc.................................         60,700       2,594,925
  Transamerica Corp...............................         19,800       2,108,700
  Washington Mutual Inc...........................         79,920       5,099,895
                                                                   --------------
                                                                       93,022,087
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B31

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOOD & BEVERAGES -- 5.8%
  Adolph Coors Co. (Class "B" Stock)..............         11,600  $      385,700
  Anheuser-Busch Companies, Inc...................        153,400       6,749,600
  Archer-Daniels-Midland Co.......................        173,537       3,763,584
  Brown-Forman Corp. (Class "B" Stock)............         21,300       1,176,825
  Campbell Soup Co................................        142,000       8,253,750
  Coca-Cola Co....................................        769,100      51,241,287
  ConAgra, Inc....................................        145,800       4,784,062
  Corn Products International, Inc................         11,075         330,173
  CPC International, Inc..........................         44,300       4,773,325
  General Mills, Inc..............................         49,200       3,523,950
  Giant Food, Inc. (Class "A" Stock)..............         18,000         606,375
  H.J. Heinz & Co.................................        113,450       5,764,678
  Hershey Foods Corp..............................         43,700       2,706,669
  Kellogg Co......................................        127,600       6,332,150
  PepsiCo, Inc....................................        474,400      17,285,950
  Pioneer Hi-Bred International, Inc..............         23,700       2,541,825
  Quaker Oats Co..................................         42,200       2,226,050
  Ralston-Ralston Purina Group....................         33,040       3,070,655
  Sara Lee Corp...................................        148,200       8,345,512
  Seagram Co., Ltd................................        115,300       3,725,631
  Sysco Corp......................................         53,600       2,442,150
  W. M. Wrigley, Jr. Co...........................         35,900       2,856,294
                                                                   --------------
                                                                      142,886,195
                                                                   --------------
FOREST PRODUCTS -- 0.8%
  Boise Cascade Corp..............................         17,286         522,901
  Champion International Corp.....................         29,300       1,327,656
  Fort James Corp.................................         65,200       2,493,900
  Georgia-Pacific Corp............................         28,500       1,731,375
  Georgia-Pacific Corp. (Timber Group) (a)........         28,500         646,594
  International Paper Co..........................         93,734       4,042,279
  Louisiana-Pacific Corp..........................         34,200         649,800
  Mead Corp.......................................         31,800         890,400
  Potlatch Corp...................................          9,000         387,000
  Temple-Inland Inc...............................         17,600         920,700
  Union Camp Corp.................................         21,700       1,165,019
  Westvaco Corp...................................         32,700       1,028,006
  Weyerhaeuser Co.................................         61,800       3,032,062
  Willamette Industries, Inc......................         33,800       1,087,937
                                                                   --------------
                                                                       19,925,629
                                                                   --------------
GAS PIPELINES -- 0.5%
  Columbia Gas System, Inc........................         17,300       1,359,131
  Consolidated Natural Gas Co.....................         29,100       1,760,550
  Enron Corp......................................         98,700       4,102,219
  Peoples Energy Corp.............................         10,200         401,625
  Sonat, Inc......................................         26,600       1,216,950
  Williams Companies, Inc.........................         99,600       2,826,150
                                                                   --------------
                                                                       11,666,625
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.7%
  Columbia/HCA Healthcare Corp....................        202,798       6,007,891
  Healthsouth Corp. (a)...........................        122,400       3,396,600
  Humana, Inc. (a)................................         51,700       1,072,775
  Manor Care, Inc.................................         19,050         666,750
  Service Corp. International.....................         77,900       2,877,431
  Shared Medical Systems Corp.....................          7,400         488,400
  Tenet Healthcare Corp. (a)......................         94,800       3,140,250
                                                                   --------------
                                                                       17,650,097
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 1.2%
  Clorox Co.......................................         32,100  $    2,537,906
  Gillette Co.....................................        173,800      17,456,037
  Kimberly-Clark Corp.............................        173,188       8,540,333
                                                                   --------------
                                                                       28,534,276
                                                                   --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................         13,100         979,225
  Fleetwood Enterprises, Inc......................         10,900         462,569
  Lowe's Companies, Inc...........................         54,400       2,594,200
  Masco Corp......................................         51,300       2,609,887
  Maytag Corp.....................................         30,700       1,145,494
  Owens Corning...................................         16,900         576,712
  Stanley Works...................................         27,800       1,311,812
  Tupperware Corp.................................         18,900         526,837
  Whirlpool Corp..................................         23,100       1,270,500
                                                                   --------------
                                                                       11,477,236
                                                                   --------------
INSURANCE -- 4.8%
  Aetna, Inc......................................         46,512       3,282,003
  Allstate Corp...................................        134,794      12,249,405
  American General Corp...........................         76,986       4,162,056
  American International Group, Inc...............        217,855      23,691,731
  Aon Corp........................................         51,350       3,010,394
  Chubb Corp......................................         53,400       4,038,375
  CIGNA Corp......................................         23,000       3,980,437
  Cincinnati Financial Corp.......................         17,000       2,392,750
  Conseco, Inc....................................         57,500       2,612,656
  General Re Corp.................................         24,550       5,204,600
  Hartford Financial Services Group, Inc..........         36,600       3,424,387
  Jefferson-Pilot Corp............................         21,975       1,711,303
  Lincoln National Corp...........................         31,600       2,468,750
  Loews Corp......................................         35,700       3,788,662
  Marsh & McLennan Companies, Inc.................         52,400       3,907,075
  MBIA, Inc.......................................         27,400       1,830,662
  MGIC Investment Corp............................         35,500       2,360,750
  Progressive Corp................................         22,300       2,673,212
  SAFECO Corp.....................................         43,500       2,120,625
  St. Paul Companies, Inc.........................         26,300       2,158,244
  Torchmark Corp..................................         42,700       1,796,069
  Travelers Group, Inc............................        356,409      19,201,535
  United Healthcare Corp..........................         57,700       2,866,969
  UNUM Corp.......................................         43,200       2,349,000
  USF&G Corp......................................         33,200         732,475
                                                                   --------------
                                                                      118,014,125
                                                                   --------------
LEISURE -- 1.1%
  Brunswick Corp..................................         30,800         933,625
  Harrah's Entertainment, Inc. (a)................         31,150         587,956
  Hilton Hotels Corp..............................         77,100       2,293,725
  King World Productions, Inc.....................         11,050         638,137
  Mirage Resorts, Inc. (a)........................         56,200       1,278,550
  Walt Disney Co..................................        210,067      20,809,762
                                                                   --------------
                                                                       26,541,755
                                                                   --------------
LODGING -- 0.2%
  ITT Corp. (a)...................................         36,400       3,016,650
  Marriott International, Inc.....................         39,700       2,749,225
                                                                   --------------
                                                                        5,765,875
                                                                   --------------
MACHINERY -- 0.9%
  Briggs & Stratton Corp..........................          7,600         369,075
  Case Corp.......................................         23,800       1,438,412

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B32

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Caterpillar, Inc................................        116,600  $    5,662,387
  Cincinnati Milacron, Inc........................         12,300         319,031
  Cooper Industries, Inc..........................         37,800       1,852,200
  Deere & Co......................................         78,400       4,571,700
  Dover Corp......................................         68,800       2,485,400
  Eaton Corp......................................         23,700       2,115,225
  Harnischfeger Industries, Inc...................         15,000         529,688
  Ingersoll-Rand Co...............................         51,850       2,099,925
  Snap-On, Inc....................................         18,700         815,788
  Timken Co.......................................         19,200         660,000
                                                                   --------------
                                                                       22,918,831
                                                                   --------------
MANUFACTURING -- 0.5%
  Illinois Tool Works, Inc........................         77,600       4,665,700
  Tyco International, Ltd.........................        165,600       7,462,350
                                                                   --------------
                                                                       12,128,050
                                                                   --------------
MEDIA -- 2.6%
  CBS Corp........................................        218,300       6,426,206
  Clear Channel Communications, Inc. (a)..........         30,100       2,391,069
  Comcast Corp. (Special Class "A" Stock).........        107,100       3,380,344
  Dow Jones & Co., Inc............................         29,700       1,594,519
  Dun & Bradstreet Corp...........................         53,460       1,653,919
  Gannett Co., Inc................................         87,500       5,408,594
  HBO & Co........................................         61,600       2,956,800
  Interpublic Group of Companies, Inc.............         38,400       1,912,800
  Knight-Ridder, Inc..............................         27,100       1,409,200
  McGraw-Hill, Inc................................         30,700       2,271,800
  Meredith Corp...................................         16,600         592,413
  New York Times Co. (Class "A" Stock)............         29,600       1,957,300
  R. R. Donnelley & Sons Co.......................         44,500       1,657,625
  Tele-Communications, Inc. (Series "A"
    Stock) (a)....................................        162,900       4,551,019
  Time Warner, Inc................................        173,940      10,784,280
  Times Mirror Co. (Class "A" Stock)..............         29,100       1,789,650
  Tribune Co......................................         38,400       2,390,400
  US West Media Group (a).........................        188,600       5,445,825
  Viacom, Inc. (Class "B" Stock) (a)..............        109,567       4,540,183
                                                                   --------------
                                                                       63,113,946
                                                                   --------------
METALS - FERROUS -- 0.2%
  Allegheny Teledyne, Inc.........................         55,580       1,438,133
  Armco, Inc. (a).................................         26,700         131,831
  Bethlehem Steel Corp. (a).......................         33,500         288,938
  Inland Steel Industries, Inc....................         15,300         262,013
  Nucor Corp......................................         27,600       1,333,425
  USX-U.S. Steel Group............................         27,340         854,375
  Worthington Industries, Inc.....................         29,400         485,100
                                                                   --------------
                                                                        4,793,815
                                                                   --------------
METALS - NON FERROUS -- 0.3%
  Alcan Aluminum, Ltd.............................         70,250       1,940,656
  Aluminum Company of America.....................         53,900       3,793,213
  Cyprus Minerals Co..............................         28,100         432,038
  Inco Ltd........................................         51,100         868,700
  Reynolds Metals Co..............................         23,400       1,404,000
                                                                   --------------
                                                                        8,438,607
                                                                   --------------
MINERAL RESOURCES -- 0.2%
  ASARCO, Inc.....................................         12,500         280,469
  Burlington Resources, Inc.......................         54,617       2,447,524

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Echo Bay Mines, Ltd.............................         39,900  $       97,256
  Homestake Mining Co.............................         45,300         402,038
  Phelps Dodge Corp...............................         18,900       1,176,525
                                                                   --------------
                                                                        4,403,812
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.7%
  Browning-Ferris Industries, Inc.................         65,000       2,405,000
  Crane Co........................................         14,150         613,756
  Ecolab, Inc.....................................         19,700       1,092,119
  General Signal Corp.............................         15,362         648,084
  ITT Industries, Inc.............................         36,400       1,142,050
  Laidlaw, Inc....................................        101,500       1,382,938
  Millipore Corp..................................         13,200         447,975
  NACCO Industries, Inc. (Class "A" Stock)........          2,500         267,969
  Pall Corp.......................................         39,200         810,950
  PPG Industries Inc..............................         55,500       3,170,438
  Textron, Inc....................................         51,300       3,206,250
  Thermo Electron Corp. (a).......................         46,700       2,078,150
                                                                   --------------
                                                                       17,265,679
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.5%
  American Greetings Corp. (Class "A" Stock)......         24,300         950,738
  Black & Decker Corp.............................         29,900       1,167,969
  Corning, Inc....................................         71,800       2,665,575
  Eastman Kodak Co................................        101,100       6,148,144
  Jostens, Inc....................................         12,200         281,363
  Minnesota Mining & Manufacturing Co.............        128,600      10,553,238
  Polaroid Corp...................................         15,100         735,181
  Rubbermaid, Inc.................................         46,000       1,150,000
  Unilever N.V....................................        198,800      12,412,575
                                                                   --------------
                                                                       36,064,783
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.1%
  Tenneco, Inc....................................         53,600       2,117,200
                                                                   --------------
OIL & GAS -- 7.0%
  Amerada Hess Corp...............................         28,100       1,541,988
  Amoco Corp......................................        152,230      12,958,579
  Anadarko Petroleum Corp.........................         18,400       1,116,650
  Ashland, Inc....................................         23,500       1,261,656
  Atlantic Richfield Co...........................         99,470       7,970,034
  Chevron Corp....................................        204,000      15,708,000
  Coastal Corp....................................         32,600       2,019,163
  Eastern Enterprises.............................          6,400         288,000
  Exxon Corp......................................        767,200      46,943,050
  Kerr-McGee Corp.................................         14,800         937,025
  Mobil Corp......................................        243,500      17,577,656
  NICOR, Inc......................................         14,400         607,500
  Occidental Petroleum Corp.......................        105,400       3,089,538
  Pennzoil Co.....................................         15,000       1,002,188
  Phillips Petroleum Co...........................         82,500       4,011,563
  Royal Dutch Petroleum Co........................        666,500      36,115,969
  Sun Co., Inc....................................         22,500         946,406
  Texaco, Inc.....................................        174,382       9,482,021
  Union Pacific Resources Group, Inc..............         79,256       1,921,958
  Unocal Corp.....................................         77,000       2,988,563
  USX-Marathon Group..............................         89,600       3,024,000
                                                                   --------------
                                                                      171,511,507
                                                                   --------------
OIL & GAS SERVICES -- 1.1%
  Apache Corporation..............................         28,600       1,002,788
  Baker Hughes, Inc...............................         51,900       2,264,138

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B33

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Dresser Industries, Inc.........................         55,000  $    2,306,563
  Halliburton Co..................................         81,300       4,222,519
  Helmerich & Payne, Inc..........................          7,900         536,213
  McDermott International, Inc....................         16,900         618,963
  ONEOK, Inc......................................          9,800         395,675
  Oryx Energy Co. (a).............................         32,700         833,850
  Rowan Companies, Inc. (a).......................         26,200         799,100
  Schlumberger, Ltd...............................        154,100      12,405,050
  Western Atlas, Inc. (a).........................         17,100       1,265,400
                                                                   --------------
                                                                       26,650,259
                                                                   --------------
PRECIOUS METALS -- 0.2%
  Barrick Gold Corp...............................        115,100       2,143,738
  Battle Mountain Gold Corp.......................         71,500         420,063
  Freeport-McMoRan Copper & Gold, Inc. (Class "B"
    Stock)........................................         63,000         992,250
  Newmont Mining Corp.............................         48,103       1,413,026
  Placer Dome, Inc................................         75,600         959,175
                                                                   --------------
                                                                        5,928,252
                                                                   --------------
RAILROADS -- 0.7%
  Burlington Northern, Inc........................         48,442       4,502,078
  CSX Corp........................................         68,112       3,678,048
  Norfolk Southern Corp...........................        116,800       3,598,900
  Union Pacific Corp..............................         76,900       4,801,444
                                                                   --------------
                                                                       16,580,470
                                                                   --------------
REMARKET/LEASING OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc......................         41,376       1,163,700
                                                                   --------------
RESTAURANTS -- 0.5%
  Darden Restaurants, Inc.........................         45,900         573,750
  McDonald's Corp.................................        213,900      10,213,725
  Tricon Global Restaurants, Inc. (a).............         47,750       1,387,734
  Wendy's International, Inc......................         40,600         976,938
                                                                   --------------
                                                                       13,152,147
                                                                   --------------
RETAIL -- 4.9%
  Albertson's, Inc................................         75,900       3,595,763
  American Stores Co..............................         84,000       1,727,250
  AutoZone, Inc. (a)..............................         48,000       1,392,000
  Charming Shoppes, Inc. (a)......................         23,300         109,219
  Circuit City Stores, Inc........................         30,100       1,070,431
  Costco Companies, Inc. (a)......................         66,366       2,961,583
  CVS Corp........................................         54,000       3,459,375
  Dayton-Hudson Corp..............................         68,242       4,606,335
  Dillards, Inc. (Class "A" Stock)................         35,450       1,249,613
  Federated Department Stores, Inc. (a)...........         64,900       2,794,756
  Great Atlantic & Pacific Tea Co., Inc...........         11,200         332,500
  Harcourt General, Inc...........................         21,906       1,199,354
  Home Depot, Inc.................................        228,123      13,430,742
  J.C. Penney Co., Inc............................         77,800       4,692,313
  Kmart Corp. (a).................................        150,300       1,737,844
  Kroger Co. (a)..................................         78,700       2,906,981
  Limited, Inc....................................         84,248       2,148,324
  Liz Claiborne, Inc..............................         21,600         903,150
  Longs Drug Stores, Inc..........................         11,700         375,863
  May Department Stores Co........................         72,000       3,793,500
  Mercantile Stores Co., Inc......................         11,200         681,800
  Newell Co.......................................         49,600       2,108,000
  Nike, Inc. (Class "B" Stock)....................         89,900       3,528,575
  Nordstrom, Inc..................................         24,100       1,455,038
  Pep Boys-Manny, Moe & Jack......................         19,300         460,788

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Reebok International, Ltd. (a)..................         17,300  $      498,456
  Rite Aid Corp...................................         39,300       2,306,419
  Sears, Roebuck & Co.............................        121,900       5,515,975
  Sherwin-Williams Co.............................         53,600       1,487,400
  Supervalu, Inc..................................         20,000         837,500
  Tandy Corp......................................         32,330       1,246,726
  The Gap, Inc....................................        124,650       4,417,284
  TJX Companies, Inc..............................         50,000       1,718,750
  Toys 'R' Us, Inc. (a)...........................         89,550       2,815,228
  Wal-Mart Stores, Inc............................        701,900      27,681,181
  Walgreen Co.....................................        153,200       4,806,650
  Winn Dixie Stores, Inc..........................         45,900       2,005,256
  Woolworth Corp. (a).............................         42,400         863,900
                                                                   --------------
                                                                      118,921,822
                                                                   --------------
RUBBER -- 0.2%
  B.F. Goodrich Co................................         22,300         924,056
  Cooper Tire & Rubber Co.........................         24,600         599,625
  Goodyear Tire & Rubber Co.......................         49,300       3,136,713
                                                                   --------------
                                                                        4,660,394
                                                                   --------------
TELECOMMUNICATIONS -- 7.8%
  Airtouch Communications, Inc. (a)...............        157,200       6,533,625
  Alltel Corp.....................................         57,700       2,369,306
  Ameritech Corp..................................        170,400      13,717,200
  Andrew Corp. (a)................................         27,312         655,488
  AT&T Corp.......................................        505,273      30,947,971
  Bell Atlantic Corp..............................        241,895      22,012,445
  BellSouth Corp..................................        308,100      17,349,881
  DSC Communications Corp. (a)....................         36,100         866,400
  Frontier Corp...................................         51,100       1,229,594
  GTE Corp........................................        297,820      15,561,095
  Lucent Technologies, Inc........................        200,060      15,979,793
  MCI Communications Corp.........................        216,600       9,273,188
  NextLevel Systems, Inc. (a).....................         44,500         795,438
  Northern Telecom, Ltd...........................         81,600       7,262,400
  SBC Communications, Inc.........................        284,893      20,868,412
  Scientific-Atlanta, Inc.........................         24,800         415,400
  Sprint Corp.....................................        133,800       7,844,025
  Tellabs, Inc. (a)...............................         56,100       2,966,288
  US West Communications, Inc.....................        150,700       6,800,338
  WorldCom, Inc...................................        280,800       8,494,200
                                                                   --------------
                                                                      191,942,487
                                                                   --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...         24,700         632,938
  National Service Industries, Inc................         13,500         669,094
  Russell Corp....................................         11,500         305,469
  Springs Industries, Inc.........................          6,100         317,200
  V.F. Corp.......................................         38,836       1,784,029
                                                                   --------------
                                                                        3,708,730
                                                                   --------------
TOBACCO -- 1.5%
  Phillip Morris Co., Inc.........................        753,800      34,156,563
  UST, Inc........................................         56,800       2,098,050
                                                                   --------------
                                                                       36,254,613
                                                                   --------------
TOYS -- 0.2%
  Hasbro, Inc.....................................         39,500       1,244,250
  Mattel, Inc.....................................         91,281       3,400,217
                                                                   --------------
                                                                        4,644,467
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B34

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
TRUCKING/SHIPPING -- 0.1%
  Caliber System, Inc.............................         11,900  $      579,381
  Federal Express Corp. (a).......................         35,900       2,192,144
  Ryder System, Inc...............................         25,300         828,575
                                                                   --------------
                                                                        3,600,100
                                                                   --------------
UTILITY - ELECTRIC -- 2.7%
  American Electric Power Co., Inc................         58,900       3,040,713
  Baltimore Gas & Electric Co.....................         46,350       1,578,797
  Carolina Power & Light Co.......................         46,200       1,960,613
  Central & South West Corp.......................         66,500       1,799,656
  CINergy Corp....................................         48,239       1,848,157
  Consolidated Edison Co. of NY, Inc..............         72,300       2,964,300
  Dominion Resources, Inc.........................         57,750       2,457,984
  DTE Energy Company..............................         44,800       1,554,000
  Duke Power Co...................................        112,231       6,214,792
  Edison International............................        123,100       3,346,781
  Entergy Corp....................................         75,000       2,245,313
  First Energy Corp. (a)..........................         70,800       2,053,200
  FPL Group, Inc..................................         56,600       3,350,013
  GPU, Inc........................................         37,900       1,596,538
  Houston Industries, Inc.........................         97,510       2,602,298
  Niagara Mohawk Power Corp. (a)..................         43,300         454,650
  Northern States Power Co........................         23,300       1,357,225
  P P & L Resources, Inc..........................         51,100       1,223,206
  Pacific Enterprises.............................         25,900         974,488
  Pacific Gas & Electric, Co......................        136,200       4,145,588
  PacifiCorp......................................         92,600       2,529,138
  PECO Energy Co..................................         68,000       1,649,000
  Public Service Enterprise Group, Inc............         71,100       2,252,981
  Southern Co.....................................        213,200       5,516,550
  Texas Utilities Co..............................         76,306       3,171,468
  Unicom Corp.....................................         66,900       2,057,175
  Union Electric Company..........................         31,000       1,340,750
                                                                   --------------
                                                                       65,285,374
                                                                   --------------
WASTE MANAGEMENT -- 0.2%
  Waste Management, Inc...........................        140,000       3,850,000
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,365,454,009)..........................................   2,350,401,793
                                                                   --------------

DECEMBER 31, 1997

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS -- 4.2%                          (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT -- 4.0%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................  $      98,176  $   98,176,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  United States Treasury Bills,
    5.065%, 03/19/98 (b)..........................          4,000       3,957,229
    5.21%, 01/22/98 (b)...........................            400         398,842
                                                                   --------------
                                                                        4,356,071
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $102,532,071)............................................     102,532,071
                                                                   --------------
TOTAL INVESTMENTS -- 100.2%
  (cost $1,467,986,080; Note 6)..................................   2,452,933,864
                                                                   --------------
VARIATION MARGIN ON OPEN
  FUTURES CONTRACTS -- (0.0%)....................................         (19,150)
OTHER LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%).........................................      (4,723,488)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $2,448,191,226
                                                                   --------------
                                                                   --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of December 31, 1997 are as follows:

 NUMBER OF                                                       EXPIRATION      VALUE AT         VALUE AT
 CONTRACTS                          TYPE                            DATE        TRADE DATE    DECEMBER 31, 1997   APPRECIATION
 Long Position:
    383       S&P 500 Index                                        Mar 98      $  93,240,475    $ 93,748,825       $ 508,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B35

                            EQUITY INCOME PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 95.3%
                                                                       VALUE
COMMON STOCKS -- 90.9%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 0.1%
  Raytheon Co. (Class "A" Stock)..................         28,696  $    1,415,096
  United Industrial Corp..........................         31,700         344,737
                                                                   --------------
                                                                        1,759,833
                                                                   --------------
AIRLINES -- 2.9%
  AMR Corp. (a)...................................        464,200      59,649,700
                                                                   --------------
AUTOS - CARS & TRUCKS -- 5.3%
  Chrysler Corp...................................      1,398,034      49,193,321
  Ford Motor Co...................................        630,000      30,673,125
  General Motors Corp.............................        450,000      27,281,250
                                                                   --------------
                                                                      107,147,696
                                                                   --------------
CHEMICALS -- 4.3%
  Dow Chemical Co.................................        667,600      67,761,400
  Millennium Chemicals, Inc.......................        824,998      19,439,015
                                                                   --------------
                                                                       87,200,415
                                                                   --------------
COMPUTERS -- 1.5%
  Digital Equipment Corp. (a).....................        673,100      24,904,700
  Intergraph Corp. (a)............................        607,700       6,077,000
                                                                   --------------
                                                                       30,981,700
                                                                   --------------
CONSUMER SERVICES
  Petroleum Heat and Power, Inc. (Class "A"
    Stock)........................................         47,300         109,381
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 4.4%
  Eastman Kodak Co................................        174,900      10,636,106
  Gibson Greetings Inc. (a).......................        724,000      15,837,500
  RJR Nabisco Holdings Corp.......................      1,698,880      63,708,000
                                                                   --------------
                                                                       90,181,606
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.3%
  Kuhlman Corp....................................        560,000      21,910,000
  Pacific Scientific Co...........................        185,700       4,456,800
                                                                   --------------
                                                                       26,366,800
                                                                   --------------
ELECTRONICS -- 0.9%
  Esterline Technologies Corp. (a)................        275,700       9,925,200
  Instron Corp....................................        154,800       2,921,850
  Newport Corp....................................        306,900       4,315,781
                                                                   --------------
                                                                       17,162,831
                                                                   --------------
FINANCIAL SERVICES -- 10.8%
  A.G. Edwards, Inc...............................        316,500      12,580,875
  Bear Stearns Companies, Inc.....................        928,251      44,091,922
  Lehman Brothers Holdings, Inc...................      1,760,900      89,805,900
  PaineWebber Group, Inc..........................      1,269,300      43,870,181
  Travelers Group, Inc............................        539,200      29,049,400
                                                                   --------------
                                                                      219,398,278
                                                                   --------------
FOREST PRODUCTS -- 1.8%
  Fletcher Challenge Ltd., ADR, (Canada)..........         62,400         522,600
  Louisiana-Pacific Corp..........................        771,500      14,658,500
  Potlatch Corp...................................        125,300       5,387,900
  Rayonier, Inc...................................        396,700      16,884,544
                                                                   --------------
                                                                       37,453,544
                                                                   --------------
GAS DISTRIBUTION -- 1.6%
  British Gas PLC, ADR, (United Kingdom)..........      1,077,525      24,446,348
  TransCanada Pipelines, Ltd......................        389,600       8,717,300
                                                                   --------------
                                                                       33,163,648
                                                                   --------------
GAS PIPELINES -- 0.5%
  Sonat, Inc......................................        206,300       9,438,225
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
HOUSING RELATED -- 3.2%
  Hanson, PLC, ADR, (United Kingdom)..............      1,574,150  $   36,303,834
  Kaufman & Broad Home Corp.......................        462,700      10,381,831
  Ryland Group, Inc...............................        750,000      17,718,750
                                                                   --------------
                                                                       64,404,415
                                                                   --------------
INSURANCE -- 3.3%
  Marsh & McLennan Companies, Inc.................        537,600      40,084,800
  Ohio Casualty Corp..............................        379,900      16,953,037
  Selective Insurance Group, Inc..................        397,600      10,735,200
                                                                   --------------
                                                                       67,773,037
                                                                   --------------
MEDIA -- 2.4%
  CBS Corp........................................      1,488,945      43,830,818
  Dun & Bradstreet Corp...........................        195,600       6,051,375
                                                                   --------------
                                                                       49,882,193
                                                                   --------------
METALS-FERROUS -- 2.3%
  USX-U.S. Steel Group............................      1,509,400      47,168,750
                                                                   --------------
METALS-NON FERROUS -- 3.2%
  Aluminum Company of America.....................        525,000      36,946,875
  Kaiser Aluminum Corp. (a).......................        266,572       2,349,166
  Reynolds Metals Co..............................        431,586      25,895,160
                                                                   --------------
                                                                       65,191,201
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 2.2%
  Energy Group, PLC, (United Kingdom).............        253,750      11,323,594
  Nova Corp.......................................      2,449,400      23,422,387
  Tenneco, Inc....................................        227,700       8,994,150
                                                                   --------------
                                                                       43,740,131
                                                                   --------------
OIL & GAS -- 6.0%
  Crestar Energy, Inc., ADR, (Canada) (a).........        200,000       3,078,969
  Elf Aquitaine SA, ADR, (France).................        680,000      39,865,000
  Occidental Petroleum Corp.......................      1,000,000      29,312,500
  Pioneer Natural Resources Co....................      1,416,487      40,989,593
  USX-Marathon Group..............................        230,600       7,782,750
                                                                   --------------
                                                                      121,028,812
                                                                   --------------
OIL & GAS SERVICES -- 4.1%
  McDermott International, Inc....................      1,861,300      68,170,113
  Quaker State Corp...............................      1,000,000      14,250,000
                                                                   --------------
                                                                       82,420,113
                                                                   --------------
PRECIOUS METALS -- 0.3%
  Ashanti Goldfields Co., Ltd.....................        500,000       3,750,000
  Coeur D'Alene Mines Corp........................        194,678       1,752,102
  Echo Bay Mines, Ltd.............................        298,499         727,591
                                                                   --------------
                                                                        6,229,693
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 17.6%
  Alexander Haagen Properties, Inc................        420,000       7,323,750
  Amli Residential Properties Trust...............        208,300       4,634,675
  Bradley Real Estate, Inc........................        204,200       4,288,200
  CCA Prison Realty Trust.........................        787,100      35,124,338
  Crescent Operating, Inc. (a)....................        152,150       3,727,675
  Crescent Real Estate Equities, Inc..............      1,591,500      62,665,313
  Crown American Realty Trust.....................      1,127,800      10,502,638
  Equity Inns, Inc................................        200,000       2,950,000
  Equity Office Properties Trust..................        544,378      17,181,954
  Equity Residential Properties Trust.............      1,572,700      79,519,644
  Gables Residential Trust........................        435,800      12,038,975
  Glimcher Realty Trust...........................        515,400      11,628,713
  Irvine Apartment Communities, Inc...............        392,000      12,470,500
  JDN Realty Corp.................................        235,500       7,624,313
  JP Realty, Inc..................................         84,000       2,178,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B36

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Kimco Realty Corp...............................         56,250  $    1,982,813
  Malan Realty Investors, Inc.....................        140,000       2,537,500
  Manufactured Home Communities, Inc..............        632,000      17,064,000
  Pennsylvania Real Estate
    Investment Trust..............................         50,100       1,230,581
  Security Capital Pacific Trust..................        587,034      14,235,575
  Simon Debartolo Group, Inc......................        214,300       7,004,931
  Sunstone Hotel Investors, Inc...................        240,000       4,140,000
  TriNet Corporate Realty Trust, Inc..............        166,700       6,449,206
  Vornado Realty Trust............................        400,000      18,775,000
  Walden Residential Properties, Inc..............        355,000       9,052,500
                                                                   --------------
                                                                      356,331,544
                                                                   --------------
RETAIL -- 5.1%
  Blair Corporation...............................         80,400       1,386,900
  Heilig-Meyers, Co...............................        589,900       7,078,800
  J.C. Penney Co., Inc............................        769,800      46,428,563
  Tandy Corp......................................        280,000      10,797,500
  The Limited, Inc................................      1,504,600      38,367,300
                                                                   --------------
                                                                      104,059,063
                                                                   --------------
TELECOMMUNICATIONS -- 1.3%
  Telefonos de Mexico SA (Class "L" Stock), ADR
    (Mexico)......................................        460,500      25,816,781
                                                                   --------------
TEXTILES -- 0.8%
  Garan, Inc......................................          2,900          74,675
  Kellwood Co.....................................        518,900      15,567,000
  Oxford Industries, Inc..........................         34,500       1,121,250
                                                                   --------------
                                                                       16,762,925
                                                                   --------------
TOBACCO -- 0.6%
  BAT Industries, PLC, ADR, (United Kingdom)......        606,500      11,371,875
                                                                   --------------
TRUCKING/SHIPPING -- 0.6%
  Alexander & Baldwin, Inc........................        287,750       7,859,172
  Yellow Corp.....................................        157,800       3,964,725
                                                                   --------------
                                                                       11,823,897
                                                                   --------------
UTILITY - ELECTRIC -- 0.4%
  Central Louisiana Electric Co...................          6,100         197,488
  First Energy Corp. (a)..........................         24,465         709,485
  Pacific Gas & Electric, Co......................        240,000       7,305,000
                                                                   --------------
                                                                        8,211,973
                                                                   --------------
WASTE MANAGEMENT -- 2.1%
  Waste Management, Inc...........................      1,546,900      42,539,750
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,337,420,791)..........................................   1,844,769,810
                                                                   --------------

PREFERRED STOCKS -- 3.5%
INTEGRATED PRODUCERS -- 0.1%
  Unocal Corp. (Conv.) Series 6.25%...............         34,372       1,944,166
                                                                   --------------
METALS-FERROUS -- 1.0%
  Bethlehem Steel Corp. (Cum. Conv.)..............        264,000      10,692,000
  Rouge Steel.....................................        262,500       3,346,875
  USX Capital Trust 6/7 (Cum. Conv.)..............        114,600       5,271,600
                                                                   --------------
                                                                       19,310,475
                                                                   --------------
METALS-NON FERROUS -- 0.1%
  Hecla Mining Co. (Cum. Conv.), Series B.........         60,000       2,805,000
                                                                   --------------
OIL SERVICES -- 0.2%
  McDermott International, Inc. (Cum. Conv.),
    Series C......................................         88,000       4,829,000
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
PREFERRED STOCKS (CONTINUED)                           SHARES         (NOTE 2)
                                                    -------------  --------------
REAL ESTATE DEVELOPMENT -- 0.1%
  Security Capital Pacific Trust (Cum. Conv.),
    Series A......................................         54,500  $    1,784,875
                                                                   --------------
RETAIL -- 2.0%
  Kmart Corp. (Cum. Conv.)........................        763,600      39,420,850
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $78,873,899).............................................      70,094,366
                                                                   --------------

WARRANTS                                                UNITS
                                                    -------------
CONSTRUCTION
  Morrison Knudsen Corp., 03/11/03................          5,689          16,356
                                                                   --------------
REAL ESTATE DEVELOPMENT
  Security Capital Pacific Trust,
    09/18/98......................................         31,610         165,952
                                                                   --------------
TOTAL WARRANTS
  (cost $248,929)................................................         182,308
                                                                   --------------
                                                      PRINCIPAL
                                                       AMOUNT
CONVERTIBLE BONDS -- 0.9%                               (000)
                                                    -------------
EXPLORATION & PRODUCTION -- 0.1%
  Oryx Energy Co.,
    7.50%, 05/15/14...............................  $       1,760       1,777,600
                                                                   --------------
OIL & GAS SERVICES -- 0.2%
  Baker Hughes, Inc., Zero Coupon, 05/05/08.......          5,940       4,989,600
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Alexander Haagen Properties, Inc., Series A
    7.50%, 01/15/01...............................          1,600       1,585,000
  Malan Realty Investors, Inc. 9.50%, 07/15/04....          3,000       3,180,000
                                                                   --------------
                                                                        4,765,000
                                                                   --------------
RETAIL -- 0.4%
  Charming Shoppes, Inc.,
    7.50%, 07/15/06...............................          8,000       7,540,000
                                                                   --------------
TOTAL CONVERTIBLE BONDS
  (cost $18,078,853).............................................      19,072,200
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,434,622,472)..........................................   1,934,118,684
                                                                   --------------

SHORT-TERM INVESTMENT -- 4.8%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account, 6.53%,
    01/02/98
    (cost $98,435,000; Note 5)....................         98,435      98,435,000
                                                                   --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $1,533,057,472; Note 6)..................................   2,032,553,684
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%).........................................      (2,797,795)
                                                                   --------------
NET ASSETS -- 100.0%.............................................  $2,029,755,889
                                                                   --------------
                                                                   --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B37

                                EQUITY PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 83.3%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 0.0%
  Raytheon Co.....................................         44,639  $    2,201,261
                                                                   --------------
AUTOS - CARS & TRUCKS -- 4.3%
  Chrysler Corp...................................      2,627,820      92,466,416
  General Motors Corp.............................        700,000      42,437,500
  LucasVarity PLC (United Kingdom)................     19,000,000      67,472,027
  Navistar International Corp. (a)................        395,200       9,805,900
  PACCAR, Inc.....................................        279,400      14,668,500
  TRW, Inc........................................        634,600      33,871,775
                                                                   --------------
                                                                      260,722,118
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 6.2%
  Bank of New York Co., Inc.......................      1,200,000      69,375,000
  BankAmerica Corp................................        750,000      54,750,000
  Chase Manhattan Corp............................        475,600      52,078,200
  First America Bank Corp.........................        280,500      21,633,562
  Mellon Bank Corp................................        270,100      16,374,812
  Mercantile Bankshares Corp......................        419,400      16,409,025
  Morgan (J.P.) & Co., Inc........................        395,400      44,630,775
  NationsBank Corp................................        800,000      48,650,000
  Republic New York Corp..........................        225,000      25,692,187
  Washington Mutual, Inc..........................        429,060      27,379,391
                                                                   --------------
                                                                      376,972,952
                                                                   --------------
CHEMICALS -- 3.3%
  BOC Group, PLC ADR (United Kingdom).............        800,000      26,350,000
  Dow Chemical Co.................................        556,300      56,464,450
  Eastman Chemical Co.............................        941,550      56,081,072
  Potash Corp. of Saskatchewan, Inc...............        380,000      31,540,000
  Wellman, Inc....................................        798,200      15,564,900
  Witco Corp......................................        268,800      10,970,400
                                                                   --------------
                                                                      196,970,822
                                                                   --------------
COMPUTERS -- 3.3%
  Digital Equipment Corp. (a).....................      3,050,000     112,850,000
  International Business Machines Corp............        600,000      62,737,500
  NCR Corp........................................        100,000       2,781,250
  Seagate Technology, Inc. (a)....................        950,000      18,287,500
                                                                   --------------
                                                                      196,656,250
                                                                   --------------
CONSTRUCTION & HOUSING -- 1.3%
  American Standard Co., Inc. (a).................      1,050,000      40,228,125
  Centex Corp.....................................        600,000      37,762,500
                                                                   --------------
                                                                       77,990,625
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 5.3%
  Gibson Greeting Inc. (a)........................        750,000      16,406,250
  Loews Corp......................................      1,775,000     188,371,875
  RJR Nabisco Holdings Corp.......................      3,100,000     116,250,000
                                                                   --------------
                                                                      321,028,125
                                                                   --------------
ELECTRONICS -- 0.6%
  Harris Corp.....................................        600,000      27,525,000
  Gerber Scientific, Inc..........................        419,800       8,343,525
                                                                   --------------
                                                                       35,868,525
                                                                   --------------
FINANCIAL SERVICES -- 7.7%
  American Express Co.............................        700,000      62,475,000
  Lehman Brothers Holdings, Inc...................        900,000      45,900,000
  Morgan Stanley, Dean Witter, Discover & Co......      3,200,000     189,200,000
  Travelers Group, Inc............................      3,061,500     164,938,312
                                                                   --------------
                                                                      462,513,312
                                                                   --------------
FOOD & BEVERAGES -- 0.5%
  Diageo PLC (United Kingdom).....................      3,000,000      27,599,940
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
FOREST PRODUCTS -- 7.9%
  Fort James Corp.................................        560,000  $   21,420,000
  Georgia-Pacific Corp............................      1,158,000      70,348,500
  Georgia-Pacific Corp. (a).......................      1,158,000      26,272,125
  International Paper Co..........................      1,638,000      70,638,750
  Mead Corp.......................................      1,800,000      50,400,000
  Rayonier Inc....................................        830,400      35,343,900
  Temple-Inland Inc...............................        892,500      46,688,906
  Weyerhaeuser Co.................................      1,522,500      74,697,656
  Willamette Industries, Inc......................      2,500,000      80,468,750
                                                                   --------------
                                                                      476,278,587
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 5.0%
  Columbia/HCA Healthcare Corp....................      2,383,500      70,611,187
  Foundation Health Corp. (a).....................      2,044,210      45,739,199
  PacifiCare Health Systems, Inc. (a).............        291,500      15,267,312
  Tenet Healthcare Corp. (a)......................      3,237,832     107,253,185
  Wellpoint Health Networks Inc...................      1,508,300      63,725,675
                                                                   --------------
                                                                      302,596,558
                                                                   --------------
INSURANCE -- 10.9%
  American Financial Group, Inc...................        552,700      22,280,719
  American General Corp...........................      1,000,000      54,062,500
  Chubb Corp......................................      2,206,400     166,859,000
  Citizens Corp...................................        700,000      20,125,000
  Equitable Companies, Inc........................      1,800,000      89,550,000
  Old Republic International Corp.................      1,950,885      72,548,536
  SAFECO Corp.....................................      2,327,000     113,441,250
  St. Paul Companies, Inc.........................        826,900      67,857,481
  Western National Corp...........................      1,624,300      48,119,888
                                                                   --------------
                                                                      654,844,374
                                                                   --------------
METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).......................        500,000       4,312,500
  Birmingham Steel Corp...........................      1,527,400      24,056,550
  Carpenter Technology Corp.......................        100,000       4,806,250
                                                                   --------------
                                                                       33,175,300
                                                                   --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................        600,000      42,225,000
  Cyprus Amax Minerals Co.........................      1,533,200      23,572,950
  Nord Resources Corp. (a)........................        130,500         236,531
                                                                   --------------
                                                                       66,034,481
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co................................        475,000      28,885,938
                                                                   --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp...............................        325,000      17,834,375
  Atlantic Richfield Co...........................      1,081,700      86,671,213
  Total SA, ADR (France)..........................        738,365      40,979,258
                                                                   --------------
                                                                      145,484,846
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 3.7%
  Elf Aquitaine SA, ADR (France)..................      2,424,433     142,132,385
  Occidental Petroleum Corp.......................      1,100,000      32,243,750
  Oryx Energy Co. (a).............................      1,600,000      40,800,000
  Union Texas Petroleum Holdings, Inc.............        504,500      10,499,906
                                                                   --------------
                                                                      225,676,041
                                                                   --------------
PRECIOUS METALS -- 0.4%
  AMAX Gold Inc. (a)..............................        131,342         303,728
  Newmont Mining Corp.............................        883,900      25,964,563
                                                                   --------------
                                                                       26,268,291
                                                                   --------------
RESTAURANTS -- 1.6%
  Darden Restaurants, Inc.........................      7,922,700      99,033,750
                                                                   --------------
RETAIL -- 8.0%
  BJ'S Wholesale Club, Inc. (a)...................      1,300,000      40,787,500
  Dayton-Hudson Corp..............................        358,800      24,219,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B38

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Dillard's, Inc..................................      3,300,000  $  116,325,000
  Homebase, Inc. (a)..............................      1,300,000      10,237,500
  Kmart Corp. (a).................................      6,500,000      75,156,250
  Nine West Group, Inc. (a).......................        715,800      18,566,063
  Petrie Stores Corp. (a).........................        540,000       1,651,050
  Sears, Roebuck and Co...........................        690,000      31,222,500
  Tandy Corp......................................      2,765,800     106,656,163
  Toys 'R' Us, Inc. (a)...........................      1,800,000      56,587,500
                                                                   --------------
                                                                      481,408,526
                                                                   --------------
TELECOMMUNICATIONS -- 5.4%
  360 Communication Co. (a).......................      1,696,066      34,239,332
  AT&T Corp.......................................      1,950,000     119,437,500
  Loral Corp......................................      1,800,000      38,587,500
  Portugal Telecom SA, ADR (Portugal).............      1,262,500      59,337,500
  Telefonica de Espana, SA, ADR (Spain)...........        800,000      72,850,000
                                                                   --------------
                                                                      324,451,832
                                                                   --------------
TEXTILES -- 0.0%
  Worldtex, Inc. (a)..............................        107,199         850,892
                                                                   --------------
TRANSPORTATION -- 0.4%
  OMI Corp. (a)...................................      1,000,000       9,187,500
  Overseas Shipholding Group, Inc.................        600,000      13,087,500
                                                                   --------------
                                                                       22,275,000
                                                                   --------------
UTILITY - ELECTRIC -- 2.3%
  American Electric Power, Inc....................        180,000       9,292,500
  GPU, Inc........................................        500,000      21,062,500
  Houston Industries, Inc.........................        974,519      26,007,476
  Long Island Lighting Co.........................      1,541,400      46,434,675
  Unicom Corp.....................................      1,112,900      34,221,675
                                                                   --------------
                                                                      137,018,826
                                                                   --------------
UTILITY - WATER -- 0.1%
  American Water Works Co., Inc...................        270,000       7,374,375
                                                                   --------------
WASTE MANAGEMENT -- 0.5%
  Waste Management, Inc...........................      1,100,000      30,250,000
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,193,641,271)..........................................   5,020,431,547
                                                                   --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT
SHORT-TERM INVESTMENTS -- 16.7%                        RATING       (000)
                                                    ------------  ---------
CERTIFICATES OF DEPOSIT-YANKEE -- 2.3%
  Bank of Montreal, (Canada),
    5.90%, 01/16/98...............................       P1       $  27,000      27,000,000
  Barclays Bank PLC, (United Kingdom)
    5.64%, 01/20/98...............................       P1          21,000      20,997,178
  Bayerische LandesBank, (Federal Republic of
    Germany)
    5.69%, 01/28/98...............................       P1          20,000      19,997,165
  Bayerische VereinBank, (Federal Republic of
    Germany)
    5.69%, 01/23/98...............................       P1          13,000      12,998,349
  Canadian Imperial Bank, (Canada)
    5.80%, 02/13/98...............................       P1          59,000      59,000,000
                                                                             --------------
                                                                                139,992,692
                                                                             --------------

DECEMBER 31, 1997

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 4.6%
  Associates Corp. of North America,
    5.70%, 01/15/98...............................       P1       $  17,000  $   16,965,008
    5.70%, 01/16/98...............................       P1          24,000      23,946,800
  Associates First Capital Corp.,
    5.75%, 01/30/98...............................       P1          19,000      18,915,028
  Bell Atlantic Financial,
    5.80%, 01/14/98...............................       P1           9,000       8,982,600
  Beneficial Corp.,
    5.74%, 02/12/98...............................       P1          59,000      58,614,304
  General Electric Capital Corp.,
    5.71%, 01/23/98...............................       P1          27,000      26,910,067
    5.80%, 01/14/98...............................       P1          34,000      33,934,267
  Morgan (J.P.) & Co., Inc.,
    5.77%, 02/10/98...............................       P1           8,030       7,979,806
  Norwest Financial, Inc.,
    5.70%, 01/16/98...............................       P1          48,384      48,276,749
  Smith Barney, Inc.,
    5.82%, 01/15/98...............................       P1          10,000       9,978,983
  Xerox Corp.,
    5.75%, 02/10/98...............................       P1          20,000      19,875,417
                                                                             --------------
                                                                                274,379,029
                                                                             --------------
REPURCHASE AGREEMENT -- 8.1%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  490,528     490,528,000
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.7%
  Federal Home Loan Mortgage Corp.,
    5.61%, 03/10/98...............................                    7,000       6,929,020
  Federal National Mortgage Association,
    5.40%, 02/05/98...............................                   10,000       9,946,200
    5.63%, 08/14/98...............................                    8,000       7,991,760
    5.71%, 09/09/98...............................                   15,000      14,983,650
    5.89%, 05/21/98...............................                   12,200      12,209,516
  United States Treasury Notes,
    5.125%, 02/28/98..............................                   20,000      19,984,400
    5.875%, 04/30/98..............................                   10,000      10,012,500
    6.125%, 08/31/98..............................                   18,000      18,056,160
                                                                             --------------
                                                                                100,113,206
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,004,995,132)....................................................   1,005,012,927
                                                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (cost $4,198,636,403; Note 6)............................................   6,025,444,474
                                                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.0%)...................................................      (1,464,443)
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $6,023,980,031
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
            --  American Depository Receipt.
    ADR
            --  Public Limited Company (British Corporation).
    PLC
        SA  --  Sociedad Anonima (Spanish Corporation) or Societe
                Anonyme (French Corporation).

(a)  Non-Income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B39

                         PRUDENTIAL JENNISON PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 96.6%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 2.6%
  Boeing Co.......................................        147,700  $    7,228,069
  Gartner Group Inc. (a)..........................        153,400       5,714,150
                                                                   --------------
                                                                       12,942,219
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 4.5%
  Chase Manhattan Corp............................        106,400      11,650,800
  Citicorp........................................         42,600       5,386,237
  Fleet Financial Group, Inc......................         73,200       5,485,425
                                                                   --------------
                                                                       22,522,462
                                                                   --------------
BUSINESS SERVICES -- 3.6%
  Manpower, Inc...................................         67,400       2,375,850
  Mastering Inc. (a)..............................         84,600         771,975
  Omnicom Group, Inc..............................        196,600       8,330,925
  Reuters Holdings PLC, (United Kingdom), ADR.....         95,500       6,326,875
                                                                   --------------
                                                                       17,805,625
                                                                   --------------
CHEMICALS -- 2.0%
  Monsanto Co.....................................        233,000       9,786,000
                                                                   --------------
COMMERCIAL SERVICES -- 1.8%
  Cendant Corp. (a)...............................        258,100       8,872,187
                                                                   --------------
COMPUTER SERVICES -- 3.1%
  Microsoft Corp..................................         68,900       8,905,325
  SAP AG, (Germany), ADR..........................         58,100       6,256,644
                                                                   --------------
                                                                       15,161,969
                                                                   --------------
COMPUTER SYSTEMS -- 1.6%
  Diebold, Inc....................................        158,500       8,024,062
                                                                   --------------
COMPUTERS -- 10.0%
  3Com Corp. (a)..................................        112,000       3,913,000
  Cisco Systems, Inc. (a).........................        179,350       9,998,762
  Compaq Computer Corp............................        198,650      11,211,309
  Dell Computer Corp. (a).........................         93,200       7,828,800
  Hewlett-Packard Co..............................        171,500      10,718,750
  International Business Machines Corp............         55,600       5,813,675
                                                                   --------------
                                                                       49,484,296
                                                                   --------------
DIVERSIFIED OPERATIONS -- 2.4%
  General Electric Co.............................        165,700      12,158,237
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 10.7%
  Boston Scientific Corp. (a).....................         80,000       3,670,000
  Bristol-Myers Squibb Co.........................         90,600       8,573,025
  Eli Lilly & Co..................................        104,400       7,268,850
  Pfizer, Inc.....................................        242,600      18,088,863
  Smithkline Beecham, PLC, ADR (United Kingdom)...        186,700       9,603,381
  Warner-Lambert Co...............................         46,700       5,790,800
                                                                   --------------
                                                                       52,994,919
                                                                   --------------
ELECTRONICS -- 9.1%
  Applied Materials, Inc. (United States) (a).....        190,800       5,747,850
  Intel Corp. (United States).....................         96,600       6,786,150
  International Rectifier Corp. (a)...............        181,300       2,141,606
  KLA-Tencor Corp. (a)............................        132,000       5,098,500
  Motorola, Inc. (United States)..................        129,400       7,383,888
  Symbol Technologies, Inc. (a)...................        186,950       7,057,363

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Texas Instruments, Inc. (United States).........        164,800  $    7,416,000
  Xilinx Inc. (a).................................        106,400       3,730,650
                                                                   --------------
                                                                       45,362,007
                                                                   --------------
FINANCIAL SERVICES -- 6.8%
  MBNA Corp.......................................        276,225       7,544,395
  Morgan Stanley, Dean Witter, Discover & Co.,....        170,520      10,081,995
  Schwab (Charles) Corp. (a)......................        156,300       6,554,831
  Washington Mutual, Inc..........................        151,300       9,654,831
                                                                   --------------
                                                                       33,836,052
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.2%
  PhyCor, Inc. (a)................................        220,000       5,940,000
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.4%
  Healthsouth Corp. (a)...........................        245,200       6,804,300
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 1.5%
  Gillette Co.....................................         72,300       7,261,631
                                                                   --------------
INSURANCE -- 6.4%
  MGIC Investment Corp............................        106,200       7,062,300
  Mutual Risk Management, Ltd.....................        255,332       7,644,002
  Provident Companies, Inc........................        192,400       7,431,450
  UNUM Corp.......................................        173,900       9,455,813
                                                                   --------------
                                                                       31,593,565
                                                                   --------------
LEISURE -- 5.4%
  Hilton Hotels Corp..............................        287,400       8,550,150
  Promus Hotel Corp. (a)..........................        156,000       6,552,000
  Walt Disney Co..................................        116,800      11,570,500
                                                                   --------------
                                                                       26,672,650
                                                                   --------------
MACHINERY -- 1.4%
  Case Corp.......................................        119,100       7,198,106
                                                                   --------------
MEDIA -- 1.5%
  Clear Channel Communications, Inc. (a)..........         93,700       7,443,294
                                                                   --------------
OIL & GAS SERVICES -- 1.8%
  Schlumberger Ltd................................        108,400       8,726,200
                                                                   --------------
RETAIL -- 8.3%
  AutoZone, Inc. (a)..............................        181,200       5,254,800
  Dollar General Corporation......................        183,775       6,661,844
  Home Depot, Inc.................................        130,200       7,665,525
  Kohl's Corp. (a)................................         93,200       6,349,250
  Sears, Roebuck & Co.............................        168,600       7,629,150
  The Gap, Inc....................................        210,000       7,441,875
                                                                   --------------
                                                                       41,002,444
                                                                   --------------
SOFTWARE -- 1.1%
  Intuit, Inc. (a)................................        138,200       5,700,750
                                                                   --------------
TELECOMMUNICATIONS -- 6.5%
  Airtouch Communications, Inc. (a)...............        182,200       7,572,688
  Ciena Corp. (a).................................         77,800       4,755,525
  Nokia AB Corp., (Japan), ADR....................         79,500       5,565,000
  Tellabs, Inc. (a)...............................        136,400       7,212,150
  Vodafone Group, (United Kingdom) ADR, PLC.......         95,100       6,894,750
                                                                   --------------
                                                                       32,000,113
                                                                   --------------
TRUCKING/SHIPPING -- 1.9%
  Federal Express Corp. (a).......................        157,800       9,635,663
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $399,036,254)............................................     478,928,751
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B40

DECEMBER 31, 1997

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 5.6%                           (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT --
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (cost $27,931,000; Note 5)....  $      27,931  $   27,931,000
                                                                   --------------
                                                                       27,931,000
                                                                   --------------
TOTAL INVESTMENTS -- 102.2%
  (cost $426,967,254; Note 6)....................................     506,859,751
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%)..................     (10,922,632)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  495,937,119
                                                                   --------------
                                                                   --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    PLC     Public Limited Company (British Corporation)

(a)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B41

                      SMALL CAPITALIZATION STOCK PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.9%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
ADVERTISING -- 0.1%
  HA-LO Industries, Inc. (a)......................         15,700  $      408,200
                                                                   --------------
AEROSPACE -- 0.7%
  BE Aerospace, Inc. (a)..........................         17,300         462,775
  Kaman Corp. (Class "A" Stock)...................         14,800         242,350
  Orbital Sciences Corp. (a)......................         25,200         749,700
  Trimble Navigation, Ltd. (a)....................         17,400         379,537
  Watkins-Johnson Co..............................          6,300         163,406
                                                                   --------------
                                                                        1,997,768
                                                                   --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.3%
  Delta & Pine Land Co............................         28,900         881,450
                                                                   --------------
AIRLINES -- 0.6%
  Comair Holdings, Inc............................         52,237       1,260,218
  Mesa Air Group, Inc. (a)........................         22,100         109,119
  SkyWest, Inc....................................          8,000         237,000
                                                                   --------------
                                                                        1,606,337
                                                                   --------------
APPAREL -- 0.1%
  Phillips-Van Heusen Corp........................         21,100         300,675
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.9%
  Breed Technologies, Inc.........................         24,575         448,494
  Myers Industries, Inc...........................         14,422         246,075
  Simpson Industries, Inc.........................         14,200         166,850
  Spartan Motors, Inc.............................          9,600          59,400
  Standard Motor Products, Inc....................          9,900         223,369
  Standard Products Co............................         12,800         328,000
  TBC Corp. (a)...................................         18,400         175,950
  Titan International, Inc........................         16,600         333,037
  Wabash National Corp............................         15,500         440,781
  Wynn's International, Inc.......................          9,850         313,969
                                                                   --------------
                                                                        2,735,925
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 8.4%
  Astoria Financial Corp. (a).....................         20,200       1,126,150
  CCB Financial Corp..............................         16,000       1,720,000
  Centura Banks, Inc..............................         19,900       1,373,100
  Coast Savings Financial, Inc. (a)...............         14,450         990,728
  Commercial Federal Corp. (a)....................         24,925         886,395
  Cullen/Frost Bankers, Inc.......................         17,300       1,049,894
  Deposit Guaranty Corp...........................         31,525       1,792,984
  Downey Financial Corp...........................         20,719         589,197
  First Commercial Corp...........................         29,128       1,707,617
  First Merit Corp................................         48,800       1,384,700
  FirstBank Puerto Rico (a).......................         11,600         395,125
  JSB Financial, Inc..............................          7,500         375,469
  Keystone Financial, Inc.........................         40,500       1,630,125
  Magna Group, Inc................................         25,600       1,171,200
  ONBANcorp, Inc..................................         10,000         705,000
  Provident Bancorp, Inc..........................         32,225       1,562,912
  Riggs National Corp. (a)........................         23,800         639,625
  Sovereign Bancorp, Inc..........................         69,526       1,442,664
  St. Paul Bancorp, Inc...........................         26,700         700,875
  Whitney Holding Corp............................         16,200         923,400
  Zions Bancorp, Inc..............................         50,600       2,295,975
                                                                   --------------
                                                                       24,463,135
                                                                   --------------
BROADCASTING SERVICES -- 0.5%
  Metro Networks, Inc. (a)........................         13,000         425,750
  Westwood One, Inc. (a)..........................         24,200         898,425
                                                                   --------------
                                                                        1,324,175
                                                                   --------------
BUSINESS SERVICES -- 0.2%
  Franklin Covey Co...............................         19,500         429,000
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
CHEMICALS -- 1.7%
  Cambrex Corp....................................          9,100  $      418,600
  Chemed Corp.....................................          7,700         319,069
  Chemfirst Inc. (a)..............................         15,700         443,525
  Hauser Chemical Research, Inc. (a)..............          8,100          48,600
  Lilly Industries, Inc. (Class "A" Stock)........         17,700         365,062
  MacDermid, Inc..................................          6,600         560,175
  McWhorter Technologies, Inc. (a)................          8,000         206,000
  Mississippi Chemical Corp. (a)..................         21,472         391,864
  Mycogen Corp. (a)...............................         24,300         455,625
  OM Group, Inc...................................         17,100         626,287
  Penford Corp....................................          5,700         199,500
  Quaker Chemical Corp............................          6,600         124,987
  Scotts Co. (Class "A" Stock) (a)................         14,400         435,600
  WD-40 Co........................................         12,200         353,800
                                                                   --------------
                                                                        4,948,694
                                                                   --------------
COMMERCIAL SERVICES -- 3.3%
  AAR Corp........................................         14,600         565,750
  ABM Industries, Inc.............................         15,600         476,775
  ADVO, Inc.......................................         18,800         366,600
  Billing Information Concepts Corp. (a)..........         12,600         604,800
  Bowne & Company, Inc............................         14,000         558,250
  CDI Corp. (a)...................................         15,300         699,975
  Central Parking Corp............................         20,350         922,109
  Hadco Corp. (a).................................         10,300         466,075
  Insurance Auto Auction, Inc. (a)................          8,800         101,200
  Interim Services, Inc. (a)......................         30,400         786,600
  LSB Industries, Inc.............................         10,000          40,625
  Merrill Corp....................................         12,600         292,950
  NFO Worldwide, Inc. (a).........................         16,075         336,570
  Norrell Corp....................................         20,600         409,425
  Pharmaceutical Marketing Services, Inc. (a).....         10,300         105,575
  Plenum Publishing Corp..........................          2,700         124,875
  Primark Corp. (a)...............................         20,100         817,819
  Thomas Nelson, Inc..............................         13,150         152,047
  True North Communications, Inc..................         19,400         480,150
  Vantive Corp....................................         19,000         479,750
  Volt Information Sciences, Inc. (a).............            200          10,775
  World Color Press, Inc..........................         29,200         775,625
                                                                   --------------
                                                                        9,574,320
                                                                   --------------
COMPUTER SERVICES -- 6.5%
  Acxiom Corp. (a)................................         40,600         781,550
  American Management Systems, Inc. (a)...........         32,350         630,825
  Amtech Corp.....................................         13,200          52,800
  Analysts International Corp.....................         17,400         600,300
  Auspex Systems, Inc. (a)........................         19,400         194,000
  BancTec, Inc. (a)...............................         16,500         442,406
  BISYS Group, Inc. (a)...........................         19,700         655,025
  Boole & Babbage, Inc............................         14,600         436,175
  Broderbund Software, Inc. (a)...................         16,200         415,125
  Cerner Corp. (a)................................         25,700         542,912
  Chips & Technologies, Inc. (a)..................         16,900         243,994
  Ciber, Inc......................................         16,000         928,000
  Comverse Technology, Inc. (a)...................         19,700         768,300
  Fair Issac & Company, Inc.......................         10,500         349,781
  FileNet Corp. (a)...............................         11,900         358,487
  Henry (Jack) & Associates, Inc..................         14,250         388,312
  Hyperion Software Corp. (a).....................         14,500         518,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B42

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Keane, Inc. (a).................................         51,200  $    2,080,000
  Komag, Inc. (a).................................         40,900         608,387
  National Computer Systems, Inc..................         12,000         423,000
  National Data Corp..............................         20,625         745,078
  Platinum Software Corp. (a).....................         17,700         207,975
  PLATINUM Technology, Inc. (a)...................         48,400       1,367,300
  Progress Software Corp. (a).....................          9,000         194,625
  Read-Rite Corp. (a).............................         37,400         589,050
  Standard Microsystems Corp. (a).................         12,100         105,119
  Sterling Software, Inc. (a).....................         29,700       1,217,700
  System Software Associates, Inc.................         33,300         291,375
  Tech Data Corp. (a).............................         36,700       1,426,712
  Telxon Corp.....................................         12,100         288,887
  Wall Data, Inc. (a).............................          7,300          99,462
  Xircom, Inc. (a)................................         17,700         178,106
  Zebra Technologies Corp. (Class "A"
    Stock) (a)....................................         19,000         565,250
  Zilog, Inc. (a).................................         15,600         297,375
                                                                   --------------
                                                                       18,991,768
                                                                   --------------
COMPUTERS -- 0.4%
  Applied Magnetics Corp. (a).....................         18,500         205,812
  Exabyte Corp. (a)...............................         17,500         112,656
  Gerber Scientific, Inc..........................         17,900         355,762
  Vanstar Corp. (a)...............................         33,400         377,837
                                                                   --------------
                                                                        1,052,067
                                                                   --------------
CONSTRUCTION -- 1.4%
  Halter Marine Group.............................         21,300         615,037
  Insituform Technologies, Inc. (Class "A"
    Stock) (a)....................................         21,100         163,525
  Lone Star Industries, Inc.......................          8,500         451,562
  M.D.C. Holdings, Inc............................         13,500         203,344
  Morrison Knudsen Corp. (a)......................         41,800         407,550
  Oakwood Homes Corp..............................         35,900       1,191,431
  Republic Group, Inc.............................          9,070         148,521
  Southern Energy Homes, Inc. (a).................         11,312          90,496
  Standard Pacific Corp...........................         22,750         358,312
  Stone & Webster, Inc............................          9,900         464,062
                                                                   --------------
                                                                        4,093,840
                                                                   --------------
CONTAINERS -- 0.4%
  Aptar Group, Inc................................         13,900         771,450
  Shorewood Packaging Corp. (a)...................         14,100         377,175
                                                                   --------------
                                                                        1,148,625
                                                                   --------------
COSMETICS & SOAPS -- 0.2%
  Nature's Sunshine Products, Inc.................         14,500         377,000
  USA Detergent, Inc. (a).........................         10,800          87,750
                                                                   --------------
                                                                          464,750
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.1%
  Nashua Corp.....................................          5,100          59,925
  New England Business Service, Inc...............         10,400         351,000
                                                                   --------------
                                                                          410,925
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 5.8%
  ADAC Laboratories...............................         14,700         290,325
  Advanced Tissue Sciences, Inc. (a)..............         29,400         363,825
  Alliance Pharmaceutical Corp....................         23,800         172,550
  Alpharma Inc. (Class "A" Stock).................         17,800         387,150
  Ballard Medical Products........................         22,300         540,775
  Cephalon, Inc. (a)..............................         20,100         228,637
  Circon Corp. (a)................................          4,600          70,150
  Coherent Inc. (a)...............................          8,900         312,612

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Collagen Corp...................................          6,900  $      144,037
  COR Therapeutics, Inc. (a)......................         18,000         405,000
  Cygnus, Inc. (a)................................         14,800         294,150
  Enzo Biochem, Inc. (a)..........................         18,013         263,440
  Gulf South Medical Supply, Inc. (a).............         12,800         476,800
  ICN Pharmaceuticals, Inc........................         29,200       1,425,325
  IDEXX Laboratories, Inc. (a)....................         29,700         473,344
  ImmuLogic Pharmaceutical Corp. (a)..............         15,800          29,625
  Invacare Corp...................................         23,100         502,425
  Liposome Company, Inc. (a)......................         29,300         135,512
  Medimmune, Inc. (a).............................         18,600         797,475
  Mentor Corp.....................................         19,500         711,750
  Molecular Biosystems, Inc. (a)..................         13,850         117,725
  NBTY, Inc. (a)..................................         14,600         487,275
  North American Vaccine, Inc. (a)................         24,500         610,969
  Noven Pharmaceuticals, Inc. (a).................         16,000         112,000
  Owens & Minor, Inc..............................         24,900         361,050
  Patterson Dental Co. (a)........................         17,200         778,300
  Protein Design Labs, Inc. (a)...................         14,200         568,000
  Regeneron Pharmaceuticals, Inc. (a).............         24,200         207,212
  Resound Corp. (a)...............................         15,200          83,600
  Respironics, Inc. (a)...........................         15,500         346,812
  Roberts Pharmaceutical Corp. (a)................         21,600         206,550
  Safeskin Corp. (a)..............................         20,500       1,163,375
  SciClone Pharmaceuticals, Inc. (a)..............         13,300          45,719
  Sequus Pharmaceuticals, Inc. (a)................         23,800         177,012
  SpaceLabs Medical, Inc. (a).....................          7,500         142,500
  STERIS Corp. (a)................................         26,532       1,280,169
  Summit Technology, Inc. (a).....................         24,400         110,563
  Sunrise Medical, Inc. (a).......................         14,900         230,019
  Syncor International Corp. (a)..................          7,600         122,550
  The Immune Response Corp. (a)...................         17,500         194,687
  TheraTech, Inc. (a).............................         16,350         130,800
  US Bioscience, Inc. (a).........................         18,550         168,109
  Vertex Pharmaceuticals, Inc. (a)................         19,600         646,800
  VISX, Inc. (a)..................................         12,100         267,712
  Vital Signs, Inc................................          9,900         193,050
  Zoll Medical Corp. (a)..........................          4,900          26,031
                                                                   --------------
                                                                       16,803,496
                                                                   --------------
ELECTRICAL EQUIPMENT -- 2.5%
  Anixter International, Inc. (a).................         36,800         607,200
  Baldor Electric Co..............................         27,867         604,358
  Belden, Inc.....................................         20,300         715,575
  C-Cube Microsystems, Inc. (a)...................         28,600         466,537
  Fluke Corp......................................         14,200         370,087
  KEMET Corp. (a).................................         30,500         590,937
  Kent Electronics Corp. (a)......................         20,500         515,062
  Kuhlman Corp....................................         12,700         496,887
  Kulicke & Soffa Industries, Inc. (a)............         18,100         337,112
  Microchip Technology, Inc. (a)..................         41,750       1,252,500
  Pacific Scientific Co...........................          9,400         225,600
  Valence Technology, Inc. (a)....................         18,100          91,631
  Vicor Corp. (a).................................         33,300         903,262
                                                                   --------------
                                                                        7,176,748
                                                                   --------------
ELECTRONICS -- 4.8%
  Bell Industries, Inc............................          7,025          96,594
  Benchmark Electronics, Inc. (a).................          9,000         200,812
  BMC Industries, Inc.............................         21,600         348,300
  C-COR Electronics, Inc. (a).....................          7,300         112,237
  Cable Design Technologies (a)...................            300          11,662
  Checkpoint Systems, Inc. (a)....................         26,300         460,250
  Dallas Semiconductor Corp.......................         21,200         863,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B43

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Dionex Corp. (a)................................          9,400  $      472,350
  Dynatech Corp. (a)..............................         12,850         602,344
  Electro Scientific Industries, Inc. (a).........          8,900         338,200
  Electroglas, Inc. (a)...........................         15,100         233,106
  Etec Systems, Inc...............................         16,700         776,550
  Helix Technology Corp...........................         15,500         302,250
  Innovex, Inc....................................         11,400         261,487
  Integrated Circuit Systems, Inc. (a)............          9,400         267,900
  Intermagnetics General Corp. (a)................          9,764          78,722
  International Rectifier Corp. (a)...............         39,600         467,775
  Itron, Inc. (a).................................         11,300         203,400
  Lattice Semiconductor Corp. (a).................         18,000         852,750
  Marshall Industries (a).........................         12,800         384,000
  Methode Electronics, Inc. (Class "A" Stock).....         27,700         450,125
  Oak Industries, Inc. (a)........................         13,800         409,687
  Park Electrochemical Corp.......................          8,700         246,862
  Photronics, Inc. (a)............................         18,600         451,050
  Picturetel Corp. (a)............................         29,500         191,750
  Pioneer Standard Electronics, Inc...............         20,400         311,100
  Plexus Corp. (a)................................         11,500         171,062
  S3, Inc. (a)....................................         38,800         194,000
  Sanmina Corp. (a)...............................         16,100       1,090,775
  SpeedFam International, Inc. (a)................         11,900         315,350
  Three-Five Systems, Inc. (a)....................          6,075         100,237
  Tracor, Inc. (a)................................         19,500         592,312
  Tseng Laboratories, Inc.........................         14,900          20,487
  Ultratech Stepper, Inc. (a).....................         16,100         319,987
  Unitrode Corp. (a)..............................         18,100         389,150
  VLSI Technology, Inc. (a).......................         36,300         857,587
  X-Rite, Inc.....................................         16,500         301,125
  ZERO Corp.......................................          9,600         284,400
                                                                   --------------
                                                                       14,031,635
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.4%
  Dames & Moore, Inc..............................         13,900         184,175
  Ionics, Inc. (a)................................         12,400         485,150
  OHM Corp. (a)...................................         21,100         160,887
  TETRA Technologies, Inc. (a)....................         10,200         214,837
                                                                   --------------
                                                                        1,045,049
                                                                   --------------
EXPLORATION & PRODUCTION -- 0.2%
  Newfield Exploration Co. (a)....................         27,550         642,259
                                                                   --------------
FINANCIAL SERVICES -- 2.9%
  AMRESCO, Inc. (a)...............................         28,400         859,100
  Eaton Vance Corp................................         14,350         541,712
  Envoy Corporation (a)...........................         12,900         375,712
  Interra Financial, Inc..........................          9,600         662,400
  Investors Financial Services Corp. (a)..........             69           3,174
  Legg Mason, Inc.................................         18,866       1,055,317
  National Auto Credit, Inc.......................         22,090         117,353
  Pioneer Group, Inc..............................         19,700         554,062
  Piper Jaffray Companies, Inc....................         14,450         526,522
  Quick & Reilly Group, Inc.......................         29,825       1,282,475
  Raymond James Financial, Inc....................         24,712         980,757
  SEI Corp........................................         14,400         604,800
  TCF Financial Corp..............................            200           6,787
  U.S. Trust Corp.................................         15,300         958,162
                                                                   --------------
                                                                        8,528,333
                                                                   --------------
FOOD & BEVERAGES -- 2.3%
  Canandaigua Wine Co.............................         14,300         791,862
  Chiquita Brands International, Inc..............         43,575         710,817

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Coca-Cola Bottling Co...........................          6,500  $      448,500
  Dekalb Genetics Corp. (Class "B" Stock).........         26,600       1,044,050
  Earthgrains Co..................................         16,700         784,900
  GoodMark Foods, Inc.............................          5,700         105,450
  J & J Snack Foods Corp. (a).....................          6,900         112,987
  JP Foodservice, Inc. (a)........................         16,740         618,334
  Nash-Finch Co...................................          8,800         167,200
  Richfood Holdings, Inc..........................         36,600       1,033,950
  Smithfield Foods, Inc. (a)......................         29,400         970,200
                                                                   --------------
                                                                        6,788,250
                                                                   --------------
FOREST PRODUCTS -- 0.3%
  Caraustar Industries, Inc.......................         19,300         661,025
  Pope & Talbot, Inc..............................         10,325         155,520
  Universal Forest Products, Inc..................         13,400         182,575
                                                                   --------------
                                                                          999,120
                                                                   --------------
FURNITURE -- 0.9%
  Ethan Allen Interiors, Inc. (a).................         22,400         863,800
  Interface, Inc. (Class "A" Stock)...............         18,800         545,200
  Juno Lighting, Inc..............................         14,500         253,750
  La-Z-Boy Chair Co...............................         14,000         603,750
  Thomas Industries, Inc..........................         12,150         239,962
                                                                   --------------
                                                                        2,506,462
                                                                   --------------
HEALTHCARE -- 1.4%
  A.O. Smith Corp.................................         13,500         570,375
  Bio-Technology General Corp.....................         36,800         395,600
  Coventry Corp. (a)..............................         25,900         394,975
  LCA-Vision, Inc. (a)............................          6,857           7,714
  Paragon Health Network, Inc. (a)................         12,705         248,542
  Renal Care Group, Inc. (a)......................         17,700         566,400
  Renal Treatment Centers, Inc....................         19,400         700,825
  Sierra Health Services, Inc. (a)................         14,050         472,431
  Sola International, Inc. (a)....................         18,800         611,000
                                                                   --------------
                                                                        3,967,862
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 2.9%
  Access Health, Inc. (a).........................         14,100         414,187
  Express Scripts, Inc. (Class "A" Stock) (a).....         12,900         774,000
  Genesis Health Ventures, Inc. (a)...............         27,100         714,762
  Integrated Health Services, Inc.................         33,460       1,043,534
  Lincare Holdings, Inc. (a)......................         22,200       1,265,400
  Magellan Health Services, Inc. (a)..............         22,300         479,450
  Mariner Health Group, Inc. (a)..................         23,000         373,750
  Orthodontic Centers of America, Inc. (a)........         34,000         565,250
  Pediatrix Medical Group, Inc. (a)...............            200           8,550
  PhyCor, Inc. (a)................................         50,275       1,357,425
  Universal Health Services, Inc. (Class "B"
    Stock) (a)....................................         25,175       1,268,191
                                                                   --------------
                                                                        8,264,499
                                                                   --------------
HOUSING RELATED -- 0.9%
  Champion Enterprises, Inc. (a)..................         36,200         744,362
  Continental Homes Holding Corp..................          5,300         213,325
  Fedders Corp....................................         28,700         179,375
  Kimberly-Clark Corp.............................          6,510         321,024
  National Presto Industries, Inc.................            100           3,956
  Ryland Group, Inc...............................         11,525         272,278
  Skyline Corp....................................          7,400         203,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B44

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  TJ International, Inc...........................         13,800  $      341,550
  U.S. Home Corp. (a).............................          9,100         357,175
                                                                   --------------
                                                                        2,636,545
                                                                   --------------
INSURANCE -- 5.0%
  Allied Group, Inc...............................         23,475         671,972
  American Bankers Insurance Group, Inc...........         32,200       1,479,187
  Arthur J. Gallagher & Co........................         12,600         433,912
  Capital Re Corp.................................         12,200         757,163
  CMAC Investment Corp............................         17,300       1,044,488
  Compdent Corp. (a)..............................          7,900         160,222
  Enhance Financial Services Group, Inc...........         14,300         850,850
  Executive Risk, Inc.............................          8,200         572,463
  Fidelity National Financial, Inc................         11,774         366,478
  First American Financial Corp...................          8,900         657,488
  Fremont General Corp............................         25,270       1,383,533
  Frontier Insurance Group, Inc...................         25,920         592,920
  Hilb, Rogal and Hamilton Co.....................         10,100         195,056
  Life Re Corp....................................         10,525         686,098
  Mutual Risk Management, Ltd.....................         28,900         865,194
  Orion Capital Corp..............................         21,400         993,763
  Protective Life Corp............................         23,900       1,428,025
  Selective Insurance Group, Inc..................         22,900         618,300
  Trenwick Group, Inc.............................          9,350         351,794
  Zenith National Insurance Corp..................         13,800         355,350
                                                                   --------------
                                                                       14,464,256
                                                                   --------------
LEISURE -- 2.1%
  Aztar Corp. (a).................................         34,800         217,500
  Bell Sports Corp. (a)...........................         10,800          91,125
  Carmike Cinemas, Inc. (Class "A" Stock) (a).....          8,900         255,319
  Cineplex Odeon Corp. (a)........................        136,700         170,875
  GC Companies, Inc. (a)..........................          5,800         274,775
  Global Motorsport Group, Inc. (a)...............          4,000          46,500
  Grand Casinos, Inc. (a).........................         32,450         442,131
  Hollywood Park, Inc. (a)........................         19,800         435,600
  Huffy Corp......................................          9,800         132,300
  K2, Inc. (a)....................................         12,800         291,200
  Marcus Corp.....................................         23,225         428,211
  Players International, Inc. (a).................         25,000          79,688
  Primadonna Resorts, Inc. (a)....................         22,600         377,138
  Prime Hospitality Corp. (a).....................         31,500         641,813
  Regal Cinemas, Inc. (a).........................         28,225         786,772
  Showboat, Inc...................................         12,400         364,250
  Sturm Ruger & Company, Inc......................         20,900         385,344
  Thor Industries, Inc............................          6,300         216,169
  Winnebago Industries, Inc.......................         19,600         173,950
  WMS Industries, Inc. (a)........................         19,700         416,163
                                                                   --------------
                                                                        6,226,823
                                                                   --------------
MACHINERY -- 2.6%
  Applied Industrial Technologies, Inc............         16,800         449,400
  Applied Power, Inc. (Class "A" Stock)...........         10,600         731,400
  Astec Industries, Inc. (a)......................          7,300         122,275
  Cognex Corp. (a)................................         32,400         882,900
  Global Industrial Technologies, Inc. (a)........         17,400         294,713
  JLG Industries, Inc.............................         33,800         477,425
  Lindsay Manufacturing Co. (a)...................          7,275         315,553
  Manitowoc Company, Inc..........................         13,275         431,438

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Novellus Systems, Inc. (a)......................         26,000  $      840,125
  Paxar Corp......................................         27,852         412,558
  Regal Beloit Corp...............................         16,000         473,000
  Robbins & Myers, Inc............................          8,500         336,813
  Roper Industries, Inc...........................         23,700         669,525
  Royal Appliance Manufacturing Co. (a)...........         18,100         119,913
  SPX Corp........................................          9,020         622,380
  Toro Co.........................................          9,300         396,413
                                                                   --------------
                                                                        7,575,831
                                                                   --------------
MEDIA -- 0.2%
  Catalina Marketing Corp. (a)....................         14,200         656,750
  NTN Communications, Inc. (a)....................         17,600          17,600
                                                                   --------------
                                                                          674,350
                                                                   --------------
METALS-FERROUS -- 0.6%
  Acme Metals, Inc. (a)...........................          9,100          89,863
  Birmingham Steel Corp...........................         23,000         362,250
  Commercial Metals Co............................         11,400         359,813
  Material Sciences Corp. (a).....................         11,825         144,117
  Northwestern Steel and Wire Co. (a).............         19,500          51,188
  Quanex Corp.....................................         10,825         304,453
  Steel Technologies, Inc.........................          9,400         110,450
  WHX Corp. (a)...................................         17,300         205,438
                                                                   --------------
                                                                        1,627,572
                                                                   --------------
METALS-NON FERROUS -- 0.6%
  Amcast Industrial Corp..........................          6,700         153,681
  AMCOL International Corp........................         22,250         353,219
  Castle (A.M.) & Co..............................         10,800         247,050
  Commonwealth Industries, Inc....................         11,900         172,550
  Handy & Harman..................................          9,200         317,400
  Hecla Mining Co. (a)............................         42,500         209,844
  IMCO Recycling, Inc. (a)........................          9,700         155,806
                                                                   --------------
                                                                        1,609,550
                                                                   --------------
MINERAL RESOURCES -- 0.1%
  Dravo Corp......................................         11,400         125,400
  Kronos, Inc. (a)................................          6,400         197,200
                                                                   --------------
                                                                          322,600
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 5.6%
  Air Express International Corp..................         53,600       1,634,800
  Alliant Techsystems, Inc........................         10,100         563,075
  Apogee Enterprises, Inc.........................         21,700         257,688
  Aquarion Co.....................................          5,550         191,822
  Bassett Furniture Industries, Inc...............         10,200         306,000
  Blout International, Inc........................         28,800         768,600
  Butler Manufacturing Co.........................          6,000         193,500
  Clarcor, Inc....................................         12,400         367,350
  Consumers Water Co..............................          6,900         138,000
  CPI Corp........................................          9,100         205,888
  Cross (A.T.) Co. (Class "A" Stock)..............         12,700         128,588
  Cyrk, Inc. (a)..................................         10,700         103,656
  Expeditors International of Washington, Inc.....         19,100         735,350
  Figgie International, Inc. (Class "A"
    Stock) (a)....................................         14,400         189,000
  Fisher Scientific International, Inc............         15,675         748,481
  Flow International Corp. (a)....................         11,500         107,813
  Gentex Corp. (a)................................         27,400         736,375
  Geon Co. (a)....................................         17,800         416,075
  Griffon Corp. (a)...............................         23,500         343,688
  Harmon Industries, Inc..........................          5,400         149,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B45

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Hologic, Inc. (a)...............................         10,200  $      211,013
  Insteel Industries, Inc.........................          6,500          44,688
  Intermet Corp. (a)..............................         19,700         344,750
  Justin Industries, Inc..........................         20,600         280,675
  K-Swiss, Inc. (Class "A" Stock).................          4,600          74,750
  Lydall, Inc. (a)................................         12,800         249,600
  Medusa Corp.....................................         13,100         547,744
  Mohawk Industries, Inc. (a).....................         39,800         873,113
  Mueller Industries, Inc. (a)....................         13,450         793,550
  O'Sullivan Corp.................................         12,100         128,563
  Paragon Trade Brands, Inc. (a)..................          9,200         118,450
  SPS Technologies, Inc. (a)......................          9,500         414,438
  Standex International Corp......................         10,200         359,550
  Texas Industries, Inc...........................         16,200         729,000
  The Rival Co....................................          7,400          97,125
  Timberland Co. (Class "A" Stock) (a)............          8,700         505,144
  Tredegar Industries, Inc........................          9,650         635,694
  Valmont Industries, Inc.........................         21,500         419,250
  Walbro Corp.....................................          6,800          91,375
  Watsco, Inc.....................................            200           4,938
  Whittaker Corp. (a).............................          8,600          94,600
  Wolverine Tube, Inc. (a)........................         10,900         337,900
  Wolverine World Wide, Inc.......................         32,712         740,109
                                                                   --------------
                                                                       16,381,618
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.1%
  DeVRY, Inc. (a).................................         26,675         850,266
  Hughes Supply, Inc..............................         13,550         473,403
  Philadelphia Suburban Corp......................         15,050         443,034
  Southern California Water Co....................          6,900         173,363
  Valassis Communications, Inc. (a)...............         31,300       1,158,100
                                                                   --------------
                                                                        3,098,166
                                                                   --------------
OIL & GAS -- 1.8%
  Benton Oil & Gas Co. (a)........................         22,700         293,681
  Cabot Oil & Gas Corp. (Class "A" Stock).........         18,900         367,369
  Cascade Natural Gas Corp........................          8,422         157,913
  Cross Timbers Oil Co............................         20,350         507,478
  Northwest Natural Gas Co........................         17,800         551,800
  Piedmont Natural Gas Company, Inc...............         23,000         826,563
  Santa Fe Energy Resources, Inc. (a).............         79,600         895,500
  Snyder Oil Corp.................................         23,000         419,750
  Southwest Gas Corp..............................         21,000         392,438
  Vintage Petroleum, Inc..........................         39,800         756,200
  Wiser Oil Co....................................          6,900          97,463
                                                                   --------------
                                                                        5,266,155
                                                                   --------------
OIL & GAS SERVICES -- 5.3%
  Atmos Energy Corp...............................         22,800         689,700
  Barrett Resources Corp. (a).....................         24,210         732,353
  Camco International, Inc........................         29,860       1,901,709
  Connecticut Energy Corp.........................          7,100         213,888
  Daniel Industries...............................         13,100         252,175
  Devon Energy Corp...............................         25,000         962,500
  Energen Corp....................................         10,200         405,450
  HS Resources, Inc. (a)..........................         13,000         179,563
  Input/Output, Inc. (a)..........................         33,500         994,531
  KCS Energy, Inc.................................         22,600         468,950
  KN Energy, Inc..................................         24,150       1,304,100
  New Jersey Resources Corp.......................         13,900         556,869
  Oceaneering International, Inc. (a).............         17,900         353,525
  Offshore Logistics, Inc. (a)....................         16,600         354,825

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Pennsylvania Enterprises, Inc...................          7,400  $      186,850
  Plains Resources, Inc. (a)......................         12,700         218,281
  Pogo Producing Co...............................         25,900         764,050
  Pool Energy Services Co. (a)....................         15,000         333,750
  Pride Petroleum Services, Inc...................         36,500         921,625
  Public Service Company of North Carolina,
    Inc...........................................         15,175         347,128
  Remington Oil & Gas Corp. (Class "B"
    Stock) (a)....................................         15,900          82,481
  Seitel, Inc. (a)................................         16,894         289,310
  Southwestern Energy Co..........................         19,100         245,913
  St. Mary Land & Exploration Co..................          8,600         301,000
  Tuboscope Vetco International, Inc. (a).........         33,700         810,906
  United Meridian Corp. (a).......................         27,600         776,250
  WICOR, Inc......................................         14,200         659,413
                                                                   --------------
                                                                       15,307,095
                                                                   --------------
PAPER AND RELATED PRODUCTS -- 0.7%
  Buckeye Technologies, Inc. (a)..................         14,500         670,625
  Schweitzer-Mauduit International, Inc...........         12,500         465,625
  W.H. Brady Co...................................         17,200         533,200
  Wausau-Mosinee Paper Corp.......................         16,449         331,028
                                                                   --------------
                                                                        2,000,478
                                                                   --------------
PRECIOUS METALS -- 0.4%
  Coeur D'Alene Mines Corp........................         16,900         152,100
  Getchell Gold Co. (a)...........................         20,900         501,600
  Glamis Gold, Ltd................................         24,200          89,238
  Stillwater Mining Co. (a).......................         15,600         261,300
                                                                   --------------
                                                                        1,004,238
                                                                   --------------
RAILROADS -- 0.0%
  RailTex, Inc. (a)...............................          7,200         103,050
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Toll Brothers, Inc. (a).........................         26,400         706,200
                                                                   --------------
RESTAURANTS -- 2.0%
  Applebee's International, Inc...................         24,600         444,338
  Au Bon Pain, Inc. (Class "A" Stock) (a).........          9,200          69,575
  Bertucci's, Inc. (a)............................          6,900          43,988
  Cheesecake Factory (a)..........................         10,100         308,050
  CKE Restaurants, Inc............................         31,450       1,324,831
  Foodmaker, Inc. (a).............................         30,200         454,888
  IHOP Corp. (a)..................................          7,500         243,750
  Landry's Seafood Restaurants, Inc...............         20,000         480,000
  Luby's Cafeterias, Inc..........................         18,000         316,125
  Ruby Tuesday Inc................................         13,500         347,625
  Ryan's Family Steak Houses, Inc. (a)............         37,000         316,813
  Shoney's, Inc. (a)..............................         37,600         119,850
  Showbiz Pizza Time, Inc. (a)....................         14,650         336,950
  Sonic Corp. (a).................................          9,950         279,844
  Taco Cabana (Class "A" Stock) (a)...............          1,400           6,650
  TCBY Enterprises, Inc...........................         18,300         138,394
  Triarc Companies, Inc. (Class "A" Stock) (a)....         23,300         634,925
                                                                   --------------
                                                                        5,866,596
                                                                   --------------
RETAIL -- 6.0%
  Arbor Drugs, Inc................................         45,937         849,835
  Arctic Cat, Inc.................................         22,800         220,875
  Bombay Company, Inc. (a)........................         29,400         135,975
  Books-A-Million, Inc. (a).......................         13,600          79,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B46

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Brown Group, Inc................................         14,050  $      187,041
  Building Materials Holding Corp. (a)............          9,300          97,650
  Carson Pirie Scott & Co. (a)....................         12,300         616,538
  Casey's General Stores, Inc.....................         20,500         520,188
  Cash America International, Inc.................         18,643         241,194
  Cato Corp. (Class "A" Stock)....................         22,300         197,913
  Consolidated Products, Inc. (a).................         15,875         259,953
  Damark International, Inc. (a)..................          6,300          61,425
  Designs, Inc. (a)...............................         12,200          36,600
  Discount Auto Parts, Inc. (a)...................         12,700         242,888
  Dress Barn, Inc. (a)............................         17,900         507,913
  Eagle Hardware & Garden, Inc. (a)...............         22,700         439,813
  Fabri-Centers of America (Class "A" Stock)......         14,100         314,613
  Filene's Basement Corp. (a).....................         16,200          64,800
  Footstar, Inc. (a)..............................         22,600         607,375
  Galoob Toys, Inc. (a)...........................         13,900         141,606
  Gottschalks, Inc. (a)...........................          8,000          67,000
  Gymboree Corp...................................         19,400         531,075
  J. Baker, Inc...................................         10,900          61,313
  Jan Bell Marketing, Inc. (a)....................         20,000          50,000
  Just For Feet, Inc..............................         23,400         307,125
  Lechters, Inc. (a)..............................          1,100           5,569
  Lillian Vernon Corp.............................          7,400         123,025
  Michaels Stores, Inc. (a).......................         22,200         649,350
  MicroAge, Inc. (a)..............................         12,100         182,256
  O'Reilly Automotive, Inc. (a)...................         16,500         433,125
  Oshkosh B' Gosh, Inc. (Class "A" Stock).........          7,900         260,700
  Pier 1 Imports, Inc.............................         52,500       1,187,813
  Proffitt's, Inc. (a)............................         41,500       1,180,156
  Regis Corp......................................         17,700         444,713
  Ross Stores, Inc................................         38,900       1,414,988
  Russ Berrie & Company, Inc......................         16,800         441,000
  Shopko Stores, Inc..............................         20,100         437,175
  Sports Authority, Inc...........................         24,450         360,638
  Stein Mart, Inc. (a)............................         18,100         484,175
  Stride Rite Corp................................         37,500         450,000
  Swiss Army Brands, Inc. (a).....................          6,400          64,800
  The Men's Wearhouse, Inc. (a)...................         17,200         597,700
  Whole Foods Market, Inc. (a)....................         19,000         971,375
  Williams-Sonoma, Inc. (a).......................         20,000         837,500
                                                                   --------------
                                                                       17,365,816
                                                                   --------------
SAFETY -- 0.1%
  Rural/Metro Corp. (a)...........................         10,300         343,763
                                                                   --------------
TELECOMMUNICATIONS -- 2.7%
  ACC Corp........................................         13,100         661,550
  Allen Telecom, Inc..............................         21,200         390,875
  Aspect Telecommunications Corp. (a).............         38,600         805,775
  Boston Technology, Inc..........................         21,000         527,625
  BroadBand Technologies, Inc. (a)................         10,400          42,900
  California Microwave, Inc. (a)..................         12,800         248,000
  Centigram Communications Corp. (a)..............          5,600          94,850
  CommNet Cellular, Inc. (a)......................         10,800         384,075
  Dialogic Corp...................................         12,400         542,500
  Digi International, Inc. (a)....................         10,500         178,500
  Digital Microwave Corp. (a).....................         29,500         427,750
  General Communication, Inc. (a).................         38,700         256,388
  Geotek Communications, Inc......................         52,200          79,931
  InterVoice, Inc. (a)............................         11,900          89,250

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Network Equipment Technologies, Inc. (a)........         16,300  $      238,388
  P-COM, Inc. (a).................................         32,400         558,900
  Symmetricom, Inc. (a)...........................         12,400         144,150
  TCSI Corp. (a)..................................         16,900         135,200
  Tel-Save Holdings, Inc..........................         51,100       1,015,613
  Vitesse Semicondutor Corp. (a)..................         27,650       1,043,788
                                                                   --------------
                                                                        7,866,008
                                                                   --------------
TEXTILES -- 1.8%
  Angelica Corp...................................          7,000         158,375
  Ashworth, Inc. (a)..............................          9,600         105,600
  Authentic Fitness Corp..........................         17,300         318,969
  Cone Mills Corp. (a)............................         20,100         155,775
  Delta Woodside Industries, Inc..................         18,800          91,650
  Dixie Group, Inc................................          8,800         100,100
  G & K Services, Inc. (Class "A" Stock)..........         16,000         672,000
  Galey & Lord, Inc. (a)..........................          9,000         160,875
  Guilford Mills, Inc.............................         17,137         469,125
  Haggar Corp.....................................          6,700         105,525
  Hancock Fabrics.................................         16,700         242,150
  Hartmarx Corp. (a)..............................         26,000         198,250
  Johnston Industries, Inc........................          8,300          36,313
  Kellwood Co.....................................         16,475         494,250
  Nautica Enterprises, Inc. (a)...................         30,300         704,475
  Oxford Industries, Inc..........................          6,800         221,000
  Pillowtex Corp. (a).............................         10,210         356,070
  St. John Knits, Inc.............................         12,850         514,000
  Tultex Corp. (a)................................         23,100          93,844
                                                                   --------------
                                                                        5,198,346
                                                                   --------------
TOBACCO -- 0.3%
  DIMON, Inc......................................         34,175         897,094
                                                                   --------------
TRUCKING/SHIPPING -- 1.8%
  American Freightways, Inc.......................         24,500         241,938
  Arkansas Best Corp..............................         15,300         149,175
  Fritz Companies Inc. (a)........................         27,700         386,069
  Frozen Food Express Industries, Inc.............         13,100         117,900
  Heartland Express, Inc. (a).....................         23,449         630,192
  Kirby Corp. (a).................................         18,700         361,144
  Landstar Systems, Inc. (a)......................          9,900         261,113
  M.S. Carriers, Inc. (a).........................          9,400         233,825
  Pittston Burlington Group.......................         15,875         416,719
  Rollins Truck Leasing Corp......................         31,800         568,425
  USFreightways Corp..............................         20,300         659,750
  Werner Enterprises, Inc.........................         29,950         613,975
  Yellow Corp. (b)................................         22,200         557,775
                                                                   --------------
                                                                        5,198,000
                                                                   --------------
UTILITY - ELECTRIC -- 1.8%
  Bangor Hydro-Electric Co. (a)...................          5,675          35,114
  Central Hudson Gas & Electric...................         13,400         587,925
  Central Vermont Public Service..................          8,800         134,200
  CILCORP, Inc....................................         10,500         513,188
  Commonwealth Energy System......................         16,575         551,119
  Eastern Utilities Associates....................         15,800         414,750
  Green Mountain Power Corp.......................          4,000          73,250
  Interstate Power Co.............................          7,500         280,781
  Orange & Rockland Utilities, Inc................         10,600         493,563
  Sierra Pacific Resources........................         23,900         896,250
  TNP Enterprises, Inc............................         10,100         335,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B47

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  United Illuminating Co..........................         10,825  $      497,273
  United Water Resources, Inc.....................         27,400         536,013
                                                                   --------------
                                                                        5,349,251
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $232,617,042)............................................     272,674,768
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 6.2%                          (000)
                                                    -------------
REPURCHASE AGREEMENT -- 6.0%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................  $      17,297      17,297,000
                                                                   --------------
U. S. GOVERNMENT OBLIGATIONS -- 0.2%
  United States Treasury Bills,
    5.065%, 03/19/98 (b)..........................            400         395,723
    5.195%, 03/19/98..............................            100          98,903
                                                                   --------------
                                                                          494,626
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $17,791,626).............................................      17,791,626
                                                                   --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $250,408,668; Note 6)....................................     290,466,394
                                                                   --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C)...................
                                                                           68,375
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)..................
                                                                         (224,855)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  290,309,914
                                                                   --------------
                                                                   --------------

(a)  Non-income producing security.

(b)  Security segregated as collateral for future contracts.

(c)  Open futures contracts as of December 31, 1997 are as follows:

                                                      VALUE AT
NUMBER OF                  EXPIRATION  VALUE AT     DECEMBER 31,    UNREALIZED
CONTRACTS       TYPE         DATE     TRADE DATE        1997        APPRECIATION
Long Position
           MIDCAP 400
   105     Index            Mar 98    $17,267,425   $17,595,375      $327,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B48

                                GLOBAL PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.1%
                                                                       VALUE
COMMON STOCKS -- 92.1%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AUSTRALIA -- 2.6%
  Brambles Industries, Ltd. (Diversified
    Operations)...................................        615,200  $   12,204,445
  FXF Trust (Media) (a)...........................        224,600          38,045
  Publishing and Broadcasting, Ltd. (Media).......        224,600       1,011,704
  Woolworths, Ltd. (Retail).......................      1,056,356       3,530,548
                                                                   --------------
                                                                       16,784,742
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 4.0%
  Linde, AG (Machinery)...........................         12,040       7,350,730
  SAP, AG (Computer Services).....................         39,100      11,881,426
  Volkswagen, AG (Autos - Cars & Trucks)..........         11,700       6,583,669
                                                                   --------------
                                                                       25,815,825
                                                                   --------------
FINLAND -- 2.0%
  Nokia Corp. (Class "A" Stock)
    (Telecommunications)..........................        177,300      12,587,555
                                                                   --------------
FRANCE -- 5.1%
  Carrefour Supermarche, SA (Retail)..............         10,300       5,375,551
  France Telecom, SA (Telecommunications) (a).....         50,000       1,814,178
  Legrand, SA (Electrical Equipment)..............         42,500       8,469,625
  Total, SA (Class "B" Stock) (Petroleum).........         69,400       7,555,389
  Valeo, SA (Autos - Cars & Trucks)...............        144,685       9,816,408
                                                                   --------------
                                                                       33,031,151
                                                                   --------------
HONG KONG -- 2.0%
  Hutchison Whampoa, Ltd. (Diversified
    Operations)...................................      1,349,000       8,444,308
  New World Development Co., Ltd. (Real Estate
    Development)..................................      1,179,000       4,078,110
                                                                   --------------
                                                                       12,522,418
                                                                   --------------
IRELAND -- 2.7%
  Bank Of Ireland (Banks and Savings & Loans).....      1,105,100      17,066,660
                                                                   --------------
ITALY -- 4.7%
  Credito Italiano (Financial Services) (a).......      3,307,500      10,200,510
  Telecom Italia Mobile SpA
    (Telecommunications)..........................      4,263,000      19,678,808
                                                                   --------------
                                                                       29,879,318
                                                                   --------------
JAPAN -- 5.2%
  Aoyama Trading Co., Ltd. (Retail)...............        214,000       3,823,333
  Daibiru Corp. (Real Estate Development).........      1,070,000       7,835,372
  Daito Trust Construction Co. (Construction).....        541,000       3,306,192
  NAMCO, Ltd. (Leisure)...........................         70,500       2,048,806
  Nomura Securities Co., Ltd (Financial
    Services).....................................        709,000       9,459,495
  Okumura Corp. (Construction)....................      1,275,000       3,030,710
  Senshukai Co., Ltd. (Retail)....................        163,000         612,430
  Shiseido Co., Ltd. (Cosmetics & Soaps)..........        116,000       1,583,253
  Xebio Co., Ltd. (Retail)........................        146,900       1,171,460
  Yamamura Glass Co., Ltd. (Household Products)...         95,000         105,624
                                                                   --------------
                                                                       32,976,675
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
NETHERLANDS -- 2.6%
  Nutricia Verenigde Bedrijven (Food &
    Beverages)....................................        200,000  $    6,067,713
  Royal Dutch Petroleum Co. (Oil Services)........        186,100      10,217,895
  SGS-Thomson Microelectronics, N.V.
    (Electronics) (a).............................          5,440         332,180
                                                                   --------------
                                                                       16,617,788
                                                                   --------------
PHILIPPINES -- 1.0%
  Philippine Long Distance Telephone,
    ADR (Telecommunications)......................        276,400       6,219,000
                                                                   --------------
SINGAPORE -- 0.2%
  Sembawang Maritime, Ltd. (Trucking/Shipping)....        883,500       1,302,276
                                                                   --------------
SPAIN -- 3.2%
  Banco Central Hispanoamericano, SA (Banks &
    Financial Services) (a).......................        514,212      12,520,792
  Telefonica De Espana (Telecommunications).......        285,300       8,145,293
                                                                   --------------
                                                                       20,666,085
                                                                   --------------
SWEDEN -- 3.9%
  Allgon Corp. (Electronics)......................         48,000         648,381
  Hennes & Mauritz, AB (Retail)...................        261,300      11,545,492
  Mo Och Domsjo, AB (Series "B" Free) (Forest
    Products).....................................        124,800       3,229,784
  Nordbanken Holding, AB (Banks & Financial
    Services) (a).................................      1,697,000       9,619,072
                                                                   --------------
                                                                       25,042,729
                                                                   --------------
SWITZERLAND -- 1.5%
  Novartis, AG (Drugs and Medical Supplies).......          5,900       9,564,295
                                                                   --------------
UNITED KINGDOM -- 11.9%
  Barclays, PLC (Banks and Savings & Loans).......        353,200       9,455,372
  Dixons Group, PLC (Retail)......................        886,200       8,943,430
  Guest Kean & Nettlefolds, PLC (Autos - Cars &
    Trucks).......................................        339,840       6,999,582
  Hays, PLC (Commercial Services).................        584,400       7,823,669
  Johnson Matthey, PLC (Precious Metals)..........        723,400       6,511,877
  Royal & Sun Alliance Insurance Group, PLC
    (Insurance)...................................        701,400       7,101,620
  Siebe, PLC (Machinery)..........................        482,240       9,518,364
  Vodafone Group, PLC (Telecommunications)........      2,692,600      19,568,417
                                                                   --------------
                                                                       75,922,331
                                                                   --------------
UNITED STATES -- 39.5%
  3Com Corp. (Computers) (a)......................        152,200       5,317,487
  Adaptec, Inc. (Computer Services) (a)...........        276,400      10,261,350
  Adobe Systems, Inc. (Computer Services).........        199,500       8,229,375
  Baker Hughes, Inc. (Oil & Gas Services).........        184,300       8,040,087
  Circus Circus Enterprises, Inc. (Leisure) (a)...        346,300       7,099,150
  Cisco Systems, Inc. (Computers) (a).............        260,700      14,534,025
  Consolidated Stores Corp. (Retail) (a)..........        215,400       9,464,137

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B49

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Electronic Arts, Inc. (Computer Services) (a)...        264,000  $    9,982,500
  Intel Corp. (Electronics).......................        113,600       7,980,400
  Mattel, Inc. (Toys).............................        323,658      12,056,260
  Microsoft Corp. (Computer Services) (a).........         91,200      11,787,600
  Mirage Resorts, Inc. (Leisure) (a)..............        342,800       7,798,700
  Mobil Corp. (Oil & Gas).........................        182,700      13,188,656
  Oracle Corp. (Computer Services) (a)............        190,500       4,250,531
  PMC-Sierra, Inc. (Electronics) (a)..............        287,500       8,912,500
  Proffitt's, Inc. (Retail) (a)...................        170,400       4,845,750
  Progressive Corp. (Insurance)...................         49,800       5,969,775
  Quorum Health Group, Inc. (Hospitals) (a).......        228,400       5,966,950
  Safeway, Inc. (Retail) (a)......................        166,600      10,537,450
  Tenet Healthcare Corp. (Hospitals/ Hospital
    Management) (a)...............................        242,000       8,016,250
  Texas Instruments, Inc. (Electronics)...........        248,800      11,196,000
  The Limited, Inc. (Retail)......................        383,200       9,771,600
  Tiffany & Co. (Retail)..........................        180,000       6,491,250
  Time Warner, Inc. (Media).......................        195,000      12,090,000
  Transocean Offshore, Inc. (Petroleum
    Services).....................................        179,500       8,649,656
  U.S.A. Waste Services, Inc. (Environmental
    Services) (a).................................        185,300       7,273,025
  Walt Disney Co. (Leisure).......................        103,900      10,292,594
  Wells Fargo & Co. (Banks and Savings & Loans)...         35,700      12,117,919
                                                                   --------------
                                                                      252,120,977
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $472,116,637)............................................     588,119,825
                                                                   --------------

PREFERRED STOCKS -- 1.0%
FEDERAL REPUBLIC OF GERMANY -- 1.0%
  Wella, AG (Cosmetics & Soaps)
    (cost $6,328,858).............................          8,500       6,451,389
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $478,445,495)............................................     594,571,214
                                                                   --------------

DECEMBER 31, 1997

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENT -- 3.7%                           (000)
                                                    -------------
REPURCHASE AGREEMENT
  UNITED STATES
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.25%, 01/02/98 (cost $23,539,000) (b)........  $      23,539      23,539,000
                                                                   --------------
TOTAL INVESTMENTS -- 96.8%
  (cost $501,984,495; Note 6)....................................     618,110,214

FORWARD CURRENCY CONTRACTS --
  NET AMOUNT RECEIVABLE FROM
  COUNTERPARTIES (C) -- 0.1%.....................................         473,292

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.1%....................
                                                                       19,817,846
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  638,401,352
                                                                   --------------
                                                                   --------------

    The following abbreviations are used in portfolio descriptions:
        AB  Aktiebolag (Swedish Stock Company)
        AG  Aktiengesellschaft (German Stock Company)
    N.V.    Naamloze Vennootschap (Dutch Corporation)
    PLC     Public Limited Company (British Corporation)
        SA  Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Non-income producing security.
(b) Merrill Lynch, Pierce, Fenner & Smith, Inc., repurchase price $23,547,664 due 1/2/98. The value of the collateral was $24,008,143.
(c) Outstanding forward currency contracts at December 31, 1997 were as follows:

                                VALUE AT
      FOREIGN CURRENCY         SETTLEMENT       CURRENT      APPRECIATION
         CONTRACTS                DATE           VALUE      (DEPRECIATION)
----------------------------  -------------  -------------  ---------------
   Sale:
     Hong Kong Dollar,
       expiring 04/27/98....  $   2,122,100  $   2,202,596    $   (80,496)
     Japanese Yen,
       expiring 05/21/98....  $  16,000,000  $  15,446,212    $   553,788

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1997 were as follows:

Commercial Banks                                              12.6%
Computer Services                                             11.9%
Retail                                                        11.9%
Telecommunications                                            10.6%
Oil & Gas Services                                             7.4%
Electronics                                                    5.9%
Leisure                                                        4.3%
Automobiles                                                    3.7%
Diversified Operations                                         3.2%
Machinery                                                      2.6%
Hospitals                                                      2.2%
Media                                                          2.1%
Insurance                                                      2.1%
Toys                                                           1.9%
Real Estate Development                                        1.9%
Drugs & Medical Supplies                                       1.5%
Cosmetics & Soaps                                              1.3%
Commercial Services                                            1.2%
Environmental Services                                         1.1%
Precious Metals                                                1.0%
Construction                                                   1.0%
Food & Beverage                                                1.0%
Forest Products                                                0.5%
Trucking & Shipping                                            0.2%
Repurchase Agreement                                           3.7%
                                                         ---------
                                                              96.8%
                                                         ---------
Forward currency contracts                                     0.1%
Other assets in excess of liabilities                          3.1%
                                                         ---------
                                                             100.0%
                                                         ---------
                                                         ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B50

                          NATURAL RESOURCES PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 96.6%
                                                                       VALUE
COMMON STOCKS -- 93.9%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
ALUMINUM -- 1.9%
  Aluminum Company of America.....................         59,100  $    4,159,162
  Comalco Ltd., ADR (Australia)...................        134,900       2,786,306
                                                                   --------------
                                                                        6,945,468
                                                                   --------------
CHEMICALS
  Agrium, Inc.....................................            503           6,124
                                                                   --------------
EXPLORATION & PRODUCTION -- 14.1%
  Abacan Resource Corp. (a).......................        676,500       1,057,031
  Apex Silver Mines, Ltd. (a).....................        221,600       2,825,400
  Arakis Energy Corp..............................      1,010,000       2,083,125
  Atna Resources, Ltd. (a)........................        331,200         340,691
  Brigham Exploration Company (a).................        123,000       1,798,875
  Fx Energy, Inc..................................        147,800         960,700
  Harcor Energy, Inc..............................        355,300         588,466
  Newfield Exploration Co. (a)....................        468,800      10,928,900
  PetroCorp, Inc. (a).............................        206,600       1,704,450
  Pioneer Natural Resources Co....................        543,660      15,732,161
  Ranger Oil, Ltd.................................        856,246       5,841,922
  Sutton Resources, Ltd. (a)......................        134,200         906,217
  Tom Brown, Inc. (a).............................        291,000       5,601,750
                                                                   --------------
                                                                       50,369,688
                                                                   --------------
FOREST PRODUCTS -- 13.2%
  Boise Cascade Corp..............................        200,000       6,050,000
  Champion International Corp.....................        320,100      14,504,531
  Fletcher Challenge, Ltd., ADR (New Zealand).....        418,300       3,503,262
  Louisiana-Pacific Corp..........................        324,700       6,169,300
  Macmillan Bloedel, Ltd..........................        912,000       9,477,065
  Rayonier, Inc...................................        177,600       7,559,100
                                                                   --------------
                                                                       47,263,258
                                                                   --------------
GOLD -- 16.9%
  Agnico-Eagle Mines, Ltd.........................        450,600       2,450,137
  Ashanti Goldfields Co., Ltd.....................        229,800       1,723,500
  Avgold, Ltd., ADR (South Africa) (a)............        175,000       1,312,500
  Barrick Gold Corp...............................        313,053       5,830,612
  Battle Mountain Gold Corp.......................        154,200         905,925
  Bema Gold Corp..................................        679,000       1,655,062
  Cambior, Inc....................................        690,500       4,035,900
  Coeur D'Alene Mines Corp........................         87,825         790,425
  Durban Roodeport Deep, ADR (South Africa).......        150,000         225,000
  Getchell Gold Co. (a)...........................        329,111       7,898,664
  Golden Knight Resources, Inc. (a)...............        285,400         675,030
  Golden Star Resources...........................        328,000       1,168,500
  Greenstone Resources, Ltd.......................        459,200       2,185,060
  Harmony Gold Mining, ADR (South Africa).........        468,000       1,053,000
  Iamgold International Mining (South Africa).....        400,000       1,259,578
  International Pursuit Corp......................        343,100         271,301
  Kloof Gold Mining Co., Ltd., ADR (South
    Africa).......................................        257,900         854,294
  Meridian Gold, Inc..............................        714,900       2,001,050
  Newmont Mining Corp.............................        406,307      11,935,268
  Placer Dome, Inc................................        284,000       3,603,250
  Rea Gold Corp. (a)..............................      1,467,000         123,187
  Royal Oaks Mines, Inc. (a)......................        400,000         625,000
  Samax Gold, Inc.................................        363,800       1,081,943
  TVX Gold, Inc. (a)..............................        552,900       1,866,037
  Vaal Reefs Exploration & Mining Co., Ltd., ADR
    (South Africa)................................        350,000       1,345,313

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Western Areas Gold Mining Co., Ltd., ADR (South
    Africa) (a)...................................        194,000  $    1,018,500
  Western Deep Levels Ltd., ADR (South Africa)....        147,000       2,737,875
                                                                   --------------
                                                                       60,631,911
                                                                   --------------
METALS-NON FERROUS -- 9.4%
  Cameco Corp.....................................        316,300      10,281,271
  Freeport-McMoRan Copper & Gold, Inc., (Class "A"
    Stock)........................................        242,800       3,717,875
  Potash Corp. of Saskatchewan, Inc. (Canada).....        169,800      14,093,400
  Reynolds Metals Co..............................         90,000       5,400,000
  Rio Tinto Ltd., ADR (Australia) (a).............              1              47
                                                                   --------------
                                                                       33,492,593
                                                                   --------------
OIL & GAS -- 20.8%
  3-D Geophyscial, Inc. (a).......................        232,800       1,513,200
  Alberta Energy Co., Ltd.........................        481,600       9,343,248
  Amerada Hess Corp...............................         81,400       4,466,825
  Barrington Petroleum Ltd. (Canada) (a)..........        604,700       1,946,482
  Beau Canada Exploration Ltd. (Class "A" Stock)
    (Canada) (a)..................................        980,600       1,989,952
  Blue Range Resource Corp. (Canada) (a)..........        636,000       3,004,094
  Crestar Energy, Inc. (Canada) (a)...............        550,000       8,467,164
  Cross Timbers Oil Co............................        300,400       7,491,225
  Noble Affiliates, Inc...........................        274,300       9,669,075
  Northstar Energy Corp. (Canada) (a).............        648,300       4,559,262
  Rigel Energy Corp. (Canada) (a).................        309,000       2,529,938
  Rio Alto Exploration, Ltd. (Canada) (a).........        332,900       2,795,424
  Western Gas Resources, Inc......................        759,000      16,792,875
                                                                   --------------
                                                                       74,568,764
                                                                   --------------
OIL & GAS SERVICES -- 6.7%
  Bouyges Offshore, SA, ADR (France) (a)..........        220,700       4,800,225
  J. Ray McDermott, SA (a)........................        239,200      10,285,600
  NGC Corp........................................        514,545       9,004,538
  Tejas Gas Corp. (a).............................              1              61
                                                                   --------------
                                                                       24,090,424
                                                                   --------------
OIL SERVICES -- 1.9%
  Dawson Production Services, Inc. (a)............        145,700       2,531,538
  Tesco Corp. (a).................................        285,000       4,237,955
                                                                   --------------
                                                                        6,769,493
                                                                   --------------
PLATINUM -- 9.0%
  Anglo American Platinum, Ltd., ADR (South
    Africa).......................................        731,369       9,690,639
  Impala Platinum Holdings, Ltd...................        947,600       8,942,975
  Stillwater Mining Co. (a).......................        799,600      13,393,300
                                                                   --------------
                                                                       32,026,914
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $356,721,778)............................................     336,164,637
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B51

DECEMBER 31, 1997

                                                                       VALUE
PREFERRED STOCKS -- 1.8%                               SHARES         (NOTE 2)
                                                    -------------  --------------
GOLD -- 1.5%
  Amax Gold, Inc. (Conv.), Series B...............         47,300  $    1,702,800
  Hecla Mining Co. (Cum. Conv.), Series B.........         82,400       3,852,200
                                                                   --------------
                                                                        5,555,000
                                                                   --------------
NON-FERROUS METALS -- 0.3%
  Freeport - McMoRan Copper & Gold, Inc...........         55,300       1,071,438
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $7,394,941)..............................................       6,626,438
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
CONVERTIBLE BOND -- 0.9%                                (000)
                                                    -------------
GOLD
  Coeur d'Alene Mines Corp.
    6.375%, 01/31/04 (cost $3,835,699)............  $       3,979       3,123,515
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $367,952,418)............................................     345,914,590
                                                                   --------------
SHORT-TERM
INVESTMENT -- 3.2%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    6.53% 01/02/98 (cost: $11,463,000; Note 5)....         11,463      11,463,000
                                                                   --------------
TOTAL INVESTMENTS -- 99.8%
  (cost $379,415,418; Note 6)....................................     357,377,590
                                                                   --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%....................         573,823
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  357,951,413
                                                                   --------------
                                                                   --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Non-Income producing Security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B52

                      NOTES TO THE FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock: Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Zero Coupon Bond 2000 Portfolio, Zero Coupon Bond 2005 Portfolio, Conservative Balanced Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Equity Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, Global Portfolio and Natural Resources Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. The ability of the issuers of the securities held by the Money Market Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

Foreign Currency Translation: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices

                                      B53
of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Short Sales: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a

                                      B54
loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

The High Yield Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ("restricted securities"). Certain issues of restricted securities held by the High Yield Bond Portfolio at December 31, 1997 include registration rights, some of which are currently under contract to be registered. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be a return of capital and is recorded as a reduction of their costs. During the year ended December 31, 1997, certain portfolios purchased securities from and sold securities to other portfolios of the Series Fund or other funds or accounts managed by The Prudential or its affiliates in accordance with the provisions of Rule 17a-7 of the Investment Company Act of 1940. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund, exclusive of the Global Portfolio, has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gain (loss) daily. Each other Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. For the fiscal year ended December 31, 1997, the application of this statement increased (decreased) net unrealized appreciation on investments ("APP"), paid-in capital in excess of par ("PC"), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("GL") by the following amounts:

                                            APP          PC          UNI          G/L
                                         ----------  ----------  -----------  ------------
Conservative Balanced Portfolio........          --  $   33,509  $    48,752  $    (82,261)
Flexible Managed Portfolio.............          --          --      625,749      (625,749)
High Yield Bond Portfolio..............  $ (227,243)         --      337,328      (110,085)
Equity Income Portfolio................          --    (387,527)      (2,921)      390,448
Equity Portfolio.......................          --          --      247,917      (247,917)
Global Portfolio.......................          --    (903,000)   6,950,576    (6,047,576)
Natural Resources Portfolio............          --          --      139,572      (139,572)

                                      B55

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement, The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. In addition, The Prudential has entered into a subadvisory agreement with Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. The Prudential compensates Jennison for its services as follows: 0.75% on the first $10 million of that Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million and 0.20% thereafter. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Money Market Portfolio.................             0.40%
Diversified Bond Portfolio.............             0.40
Government Income Portfolio............             0.40
Zero Coupon Bond 2000 Portfolio........             0.40
Zero Coupon Bond 2005 Portfolio........             0.40
Conservative Balanced Portfolio........             0.55
Flexible Managed Portfolio.............             0.60
High Yield Bond Portfolio..............             0.55
Stock Index Portfolio..................             0.35
Equity Income Portfolio................             0.40
Equity Portfolio.......................             0.45
Prudential Jennison Portfolio..........             0.60
Small Capitalization Stock Portfolio...             0.40
Global Portfolio.......................             0.75
Natural Resources Portfolio............             0.45

The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1997.

PIC and Jennison are indirect, wholly-owned subsidiaries of The Prudential.

The Series Fund entered into a credit agreement (the "Agreement") on October 28, 1997 with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expires on December 18, 1998. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund has not borrowed any amounts pursuant to the Agreement as of December 31, 1997. The Series Fund pays a commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

                                      B56

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1997, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $1,080,737 in brokerage commissions from transactions executed on behalf of the Series Fund as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........  $  256,752
Flexible Managed Portfolio.............     428,008
Equity Income Portfolio................     198,726
Equity Portfolio.......................     189,498
Global Portfolio.......................       7,621
Natural Resources Portfolio............         132
                                         -----------
                                         $1,080,737

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $1,038,519,000 as of December 31, 1997. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                            Principal     Percentage
                                             Amount        Interest
                                         ---------------  ----------
Diversified Bond Portfolio.............  $    45,329,000      4.37%
Government Income Portfolio............       13,337,000      1.28
Zero Coupon Bond 2000 Portfolio........          244,000      0.02
Zero Coupon Bond 2005 Portfolio........          445,000      0.04
Conservative Balanced Portfolio........       81,783,000      7.88
Flexible Managed Portfolio.............      137,860,000     13.28
High Yield Bond Portfolio..............       15,691,000      1.51
Stock Index Portfolio..................       98,176,000      9.45
Equity Income Portfolio................       98,435,000      9.48
Equity Portfolio.......................      490,528,000     47.23
Prudential Jennison Portfolio..........       27,931,000      2.69
Small Capitalization Stock Portfolio...       17,297,000      1.67
Natural Resources Portfolio............       11,463,000      1.10
                                         ---------------  ----------
                                         $ 1,038,519,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

CIBC Oppenheimer, 6.10%, in the principal amount of $138,519,000, repurchase price $138,566,045, due 1/2/98. The value of the collateral including accrued interest was $141,862,492.

Salomon Smith Barney Inc. 6.75%, in the principal amount of $300,000,000, repurchase price $300,112,500, due 1/2/98. The value of the collateral including accrued interest was $306,560,575.

SBC Warburg Dillon Read Inc. 6.50%, in the principal amount of $300,000,000, repurchase price $300,108,333, due 1/2/98. The value of the collateral including accrued interest was $306,557,797.

UBS Securities Corp., 6.55%, in the principal amount of $300,000,000, repurchase price $300,109,167, due 1/2/98. The value of the collateral including accrued interest was $306,001,638.

                                      B57

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1997 were as follows:

Cost of Purchases:

                                                                         ZERO          ZERO
                                         DIVERSIFIED    GOVERNMENT      COUPON        COUPON     CONSERVATIVE    FLEXIBLE
                                             BOND         INCOME         2000          2005        BALANCED      MANAGED
                                         ------------  ------------  ------------  ------------  ------------  ------------
Non-Government.........................  $945,035,546  $ 32,595,904       0             0        $7,826,155,071 $8,194,217,051
Government.............................  $698,725,477  $339,764,606  $ 12,753,549  $ 11,659,591  $5,017,442,019 $3,054,412,991

                                             HIGH
                                            YIELD
                                             BOND
                                         ------------
Non-Government.........................  $621,811,073
Government.............................       0

                                                                                                    SMALL
                                            STOCK         EQUITY                    PRUDENTIAL   CAPITALIZATION
                                            INDEX         INCOME        EQUITY       JENNISON       STOCK         GLOBAL
                                         ------------  ------------  ------------  ------------  ------------  ------------
Non-Government.........................  $403,642,905  $740,428,728  $867,315,279  $372,363,033  $155,584,708  $444,118,554
Government.............................       0        $ 30,617,187       0             0             0             0


                                           NATURAL
                                          RESOURCES
                                         ------------
Non-Government.........................  $139,386,211
Government.............................       0

Proceeds from Sales:

                                                                         ZERO          ZERO
                                         DIVERSIFIED    GOVERNMENT      COUPON        COUPON     CONSERVATIVE    FLEXIBLE
                                             BOND         INCOME         2000          2005        BALANCED      MANAGED
                                         ------------  ------------  ------------  ------------  ------------  ------------
Non-Government.........................  $874,682,352  $ 43,532,205       0             0        $7,823,232,061 $8,576,103,609
Government.............................  $748,008,571  $378,144,111  $ 18,975,771  $ 10,780,860  $5,106,797,609 $3,018,431,969

                                             HIGH
                                            YIELD
                                             BOND
                                         ------------
Non-Government.........................  $493,219,610
Government.............................       0

                                                                                                    SMALL
                                            STOCK         EQUITY                    PRUDENTIAL   CAPITALIZATION
                                            INDEX         INCOME        EQUITY       JENNISON       STOCK         GLOBAL
                                         ------------  ------------  ------------  ------------  ------------  ------------
Non-Government.........................  $ 93,393,476  $578,561,955  $566,041,815  $200,408,743  $ 61,682,584  $430,051,852
Government.............................       0        $ 31,762,500       0             0             0             0


                                           NATURAL
                                          RESOURCES
                                         ------------
Non-Government.........................  $173,746,937
Government.............................       0

The federal income tax basis and unrealized appreciation (depreciation) of the Fund's investments as of December 31, 1997 were as follows:

                                                                         ZERO          ZERO
                                         DIVERSIFIED    GOVERNMENT      COUPON        COUPON     CONSERVATIVE    FLEXIBLE
                                             BOND         INCOME         2000          2005        BALANCED      MANAGED
                                         ------------  ------------  ------------  ------------  ------------  ------------
Gross Unrealized Appreciation..........  $ 30,167,647  $ 13,268,358  $  1,583,332  $  3,016,234  $311,261,405  $565,581,079
Gross Unrealized Depreciation..........    17,570,453            --            --           145   111,299,483   149,894,627
Total Net Unrealized...................    12,597,194    13,268,358     1,583,332     3,016,089   199,961,922   415,686,452
Tax Basis..............................   790,688,975   411,381,627    39,763,556    27,861,234  4,496,062,195 5,055,701,095

                                             HIGH
                                            YIELD
                                             BOND
                                         ------------
Gross Unrealized Appreciation..........  $ 21,326,564
Gross Unrealized Depreciation..........    10,398,413
Total Net Unrealized...................    10,928,151
Tax Basis..............................   551,773,633

                                                                                                    SMALL
                                            STOCK         EQUITY                    PRUDENTIAL   CAPITALIZATION
                                            INDEX         INCOME        EQUITY       JENNISON       STOCK         GLOBAL
                                         ------------  ------------  ------------  ------------  ------------  ------------
Gross Unrealized Appreciation..........  $1,004,558,128 $531,904,089 $1,911,479,018 $ 91,141,747 $ 55,949,509  $144,895,851
Gross Unrealized Depreciation..........    20,055,024    32,407,877    84,670,946    11,774,207    16,253,049    28,770,132
Total Net Unrealized...................   984,503,104   499,496,212  1,826,808,072   79,367,540    39,696,460   116,125,719
Tax Basis..............................  1,468,430,760 1,533,057,472 4,198,636,403  427,492,211   250,769,934   501,984,495


                                           NATURAL
                                          RESOURCES
                                         ------------
Gross Unrealized Appreciation..........  $ 44,707,858
Gross Unrealized Depreciation..........    66,745,686
Total Net Unrealized...................   (22,037,828)
Tax Basis..............................   379,415,418

For federal income tax purposes, the following Portfolios had post October losses deferred and capital loss carryforwards as of December 31, 1997. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts:

                                                             CAPITAL LOSS       CAPITAL LOSS
                                          POST OCTOBER       CARRYFORWARDS     CARRYFORWARDS
                                         LOSSES DEFERRED   UTILIZED IN 1997      AVAILABLE      EXPIRATION YEAR
                                         ---------------   -----------------   --------------   ----------------
Government Income Portfolio............           --          $    649,746       $ 7,267,545              2003
High Yield Bond Portfolio..............           --            12,940,997         6,390,479              2003
Prudential Jennison Portfolio..........           --             2,160,575                --                --
Natural Resources Portfolio............     $ 14,054                    --                --                --

                                      B58

FINANCIAL HIGHLIGHTS

                                                           MONEY MARKET
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................      0.54      0.51      0.56      0.40      0.29
Dividends and distributions............     (0.54)    (0.51)    (0.56)    (0.40)    (0.29)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  10.00  $  10.00  $  10.00  $  10.00  $  10.00
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RATE OF RETURN:(b)....      5.41%     5.22%     5.80%     4.05%     2.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $657.5    $668.8    $613.3    $583.3    $474.7
Ratios to average net assets:
  Expenses.............................      0.43%     0.44%     0.44%     0.47%     0.45%
  Net investment income................      5.28%     5.10%     5.64%     4.02%     2.90%

                                                         DIVERSIFIED BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.07  $  11.31  $  10.04  $  11.10  $  10.83
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.80      0.76      0.76      0.68      0.68
Net realized and unrealized gains
  (losses) on investments..............      0.11     (0.27)     1.29     (1.04)     0.40
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.91      0.49      2.05     (0.36)     1.08
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.83)    (0.73)    (0.75)    (0.68)    (0.66)
Distributions from net realized
  gains................................     (0.13)       --     (0.03)    (0.02)    (0.15)
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.96)    (0.73)    (0.78)    (0.70)    (0.81)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.02  $  11.07  $  11.31  $  10.04  $  11.10
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      8.57%     4.40%    20.73%    (3.23)%    10.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $816.7    $720.2    $655.8    $541.6    $576.2
Ratios to average net assets:
  Expenses.............................      0.43%     0.45%     0.44%     0.45%     0.46%
  Net investment income................      7.18%     6.89%     7.00%     6.41%     6.05%
Portfolio turnover rate................       224%      210%      199%       32%       41%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B59

FINANCIAL HIGHLIGHTS

                                                        GOVERNMENT INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.22  $  11.72  $  10.46  $  11.78  $  11.09
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.75      0.75      0.74      0.70      0.70
Net realized and unrealized gains
  (losses) on investments..............      0.30     (0.51)     1.28     (1.31)     0.68
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.05      0.24      2.02     (0.61)     1.38
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.75)    (0.74)    (0.76)    (0.71)    (0.64)
Distributions from net realized
  gains................................        --        --        --        --     (0.05)
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.75)    (0.74)    (0.76)    (0.71)    (0.69)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.52  $  11.22  $  11.72  $  10.46  $  11.78
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      9.67%     2.22%    19.48%    (5.16)%    12.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $429.6    $482.0    $501.8    $487.6    $540.1
Ratios to average net assets:
  Expenses.............................      0.44%     0.46%     0.45%     0.45%     0.46%
  Net investment income................      6.40%     6.38%     6.55%     6.30%     5.91%
Portfolio turnover rate................        88%       95%      195%       34%       19%

                                                      ZERO COUPON BOND 2000
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  12.92  $  13.27  $  11.86  $  13.72  $  12.55
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.67      0.55      0.59      0.92      0.85
Net realized and unrealized gains
  (losses) on investments..............      0.22     (0.36)     1.95     (1.91)     1.16
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.89      0.19      2.54     (0.99)     2.01
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.67)    (0.54)    (0.60)    (0.85)    (0.84)
Distributions from net realized
  gains................................     (0.53)       --     (0.53)    (0.02)    (0.01)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.20)    (0.54)    (1.13)    (0.87)    (0.85)
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  12.61  $  12.92  $  13.27  $  11.86  $  13.72
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      7.17%     1.53%    21.56%    (7.18)%    16.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $41.3     $44.7     $25.3     $20.6     $22.2
Ratios to average net assets:
  Expenses.............................      0.66%     0.52%     0.48%     0.51%     0.62%
  Net investment income................      4.78%     4.88%     4.53%     6.69%     6.21%
Portfolio turnover rate................        32%       13%       71%        9%        1%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B60

FINANCIAL HIGHLIGHTS

                                                      ZERO COUPON BOND 2005
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  12.25  $  13.19  $  10.74  $  12.68  $  11.03
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.68      0.66      0.66      0.75      0.77
Net realized and unrealized gains
  (losses) on investments..............      0.66     (0.82)     2.73     (1.97)     1.62
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.34     (0.16)     3.39     (1.22)     2.39
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.71)    (0.64)    (0.65)    (0.72)    (0.74)
Distributions from net realized
  gains................................     (0.28)    (0.14)    (0.29)       --        --
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.99)    (0.78)    (0.94)    (0.72)    (0.74)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  12.60  $  12.25  $  13.19  $  10.74  $  12.68
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     11.18%    (1.01)%    31.85%    (9.61)%    21.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $30.8     $25.8     $23.6     $16.5     $14.5
Ratios to average net assets:
  Expenses.............................      0.74%     0.53%     0.49%     0.60%     0.66%
  Net investment income................      5.71%     5.42%     5.32%     6.53%     6.17%
Portfolio turnover rate................        35%       10%       69%        6%        4%

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1997       1996      1995(a)    1994(a)    1993(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   15.52  $   15.31  $   14.10  $   14.91  $   14.24
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.76       0.66       0.63       0.53       0.49
Net realized and unrealized gains
  (losses) on investments..............       1.26       1.24       1.78      (0.68)      1.23
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       2.02       1.90       2.41      (0.15)      1.72
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.76)     (0.66)     (0.64)     (0.51)     (0.47)
Distributions from net realized
  gains................................      (1.81)     (1.03)     (0.56)     (0.15)     (0.58)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.57)     (1.69)     (1.20)     (0.66)     (1.05)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   14.97  $   15.52  $   15.31  $   14.10  $   14.91
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      13.45%     12.63%     17.27%     (0.97)%     12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $4,744.2   $4,478.8   $3,940.8   $3,501.1   $3,103.2
Ratios to average net assets:
  Expenses.............................       0.56%      0.59%      0.58%      0.61%      0.60%
  Net investment income................       4.48%      4.13%      4.19%      3.61%      3.22%
Portfolio turnover rate................        295%       295%       201%       125%        79%
Average commission rate paid per
  share................................    $0.0563    $0.0554        N/A        N/A        N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B61

FINANCIAL HIGHLIGHTS

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1997       1996      1995(a)    1994(a)    1993(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.79  $   17.86  $   15.50  $   16.96  $   16.01
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................       0.59       0.57       0.56       0.47       0.57
Net realized and unrealized gains
  (losses) on investments..............       2.52       1.79       3.15      (1.02)      1.88
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       3.11       2.36       3.71      (0.55)      2.45
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.58)     (0.58)     (0.56)     (0.45)     (0.57)
Distributions from net realized
  gains................................      (3.04)     (1.85)     (0.79)     (0.46)     (0.93)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (3.62)     (2.43)     (1.35)     (0.91)     (1.50)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      17.96%     13.64%     24.13%     (3.16)%     15.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,490.1   $4,896.9   $4,261.2   $3,481.5   $3,292.2
Ratios to average net assets:
  Expenses.............................       0.62%      0.64%      0.63%      0.66%      0.66%
  Net investment income................       3.02%      3.07%      3.30%      2.90%      3.30%
Portfolio turnover rate................        227%       233%       173%       124%        63%
Average commission rate paid per
  share................................    $0.0569    $0.0563        N/A        N/A        N/A

                                                         HIGH YIELD BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   7.87  $   7.80  $   7.37  $   8.41  $   7.72
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.78      0.80      0.81      0.87      0.82
Net realized and unrealized gains
  (losses) on investments..............      0.26      0.06      0.46     (1.10)     0.63
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.04      0.86      1.27     (0.23)     1.45
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.77)    (0.78)    (0.84)    (0.81)    (0.76)
Dividends in excess of net investment
  income...............................        --     (0.01)       --        --        --
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.77)    (0.79)    (0.84)    (0.81)    (0.76)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $   8.14  $   7.87  $   7.80  $   7.37  $   8.41
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     13.78%    11.39%    17.56%    (2.72)%    19.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $568.7    $432.9    $367.9    $306.2    $282.9
Ratios to average net assets:
  Expenses.............................      0.57%     0.63%     0.61%     0.65%     0.65%
  Net investment income................      9.78%     9.89%    10.34%     9.88%     9.91%
Portfolio turnover rate................       106%       88%      139%       69%       96%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B62

FINANCIAL HIGHLIGHTS

                                                             STOCK INDEX
                                         ---------------------------------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                         ---------------------------------------------------
                                           1997       1996      1995(a)   1994(a)   1993(a)
                                         ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   23.74  $   19.96  $   14.96  $  15.20  $  14.22
                                         ---------  ---------  ---------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.43       0.40       0.40      0.38      0.36
Net realized and unrealized gains
  (losses) on investments..............       7.34       4.06       5.13     (0.23)     1.00
                                         ---------  ---------  ---------  --------  --------
    Total from investment operations...       7.77       4.46       5.53      0.15      1.36
                                         ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.40)     (0.38)    (0.37)    (0.35)
Distributions from net realized
  gains................................      (0.87)     (0.28)     (0.15)    (0.02)    (0.03)
                                         ---------  ---------  ---------  --------  --------
    Total distributions................      (1.29)     (0.68)     (0.53)    (0.39)    (0.38)
                                         ---------  ---------  ---------  --------  --------
Net Asset Value, end of year...........  $   30.22  $   23.74  $   19.96  $  14.96  $  15.20
                                         ---------  ---------  ---------  --------  --------
                                         ---------  ---------  ---------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      32.83%     22.57%     37.06%     1.01%     9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $2,448.2   $1,581.4   $1,031.3    $664.5    $615.1
Ratios to average net assets:
  Expenses.............................       0.37%      0.40%      0.38%     0.42%     0.42%
  Net investment income................       1.55%      1.95%      2.27%     2.50%     2.43%
Portfolio turnover rate................          5%         1%         1%        2%        1%
Average commission rate paid per
  share................................    $0.0235    $0.0250        N/A       N/A       N/A

                                                            EQUITY INCOME
                                         ---------------------------------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                         ---------------------------------------------------
                                           1997       1996      1995(a)   1994(a)   1993(a)
                                         ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   18.51  $   16.27  $   14.48  $  15.66  $  13.67
                                         ---------  ---------  ---------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.61       0.58       0.64      0.67      0.55
Net realized and unrealized gains
  (losses) on investments..............       6.06       2.88       2.50     (0.45)     2.46
                                         ---------  ---------  ---------  --------  --------
    Total from investment operations...       6.67       3.46       3.14      0.22      3.01
                                         ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.57)     (0.71)     (0.62)    (0.56)    (0.50)
Distributions from net realized
  gains................................      (2.22)     (0.51)     (0.73)    (0.82)    (0.52)
                                         ---------  ---------  ---------  --------  --------
    Total distributions................      (2.79)     (1.22)     (1.35)    (1.38)    (1.02)
                                         ---------  ---------  ---------  --------  --------
Net Asset Value, end of year...........  $   22.39  $   18.51  $   16.27  $  14.50  $  15.66
                                         ---------  ---------  ---------  --------  --------
                                         ---------  ---------  ---------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      36.61%     21.74%     21.70%     1.44%    22.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $2,029.8   $1,363.5   $1,110.0    $859.7    $602.8
Ratios to average net assets:
  Expenses.............................       0.41%      0.45%      0.43%     0.52%     0.54%
  Net investment income................       2.90%      3.36%      4.00%     3.92%     3.56%
Portfolio turnover rate................         38%        21%        64%       63%       41%
Average commission rate paid per
  share................................    $0.0566    $0.0553        N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B63

FINANCIAL HIGHLIGHTS

                                                                EQUITY
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1997       1996      1995(a)    1994(a)    1993(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   26.96  $   25.64  $   20.66  $   21.49  $   18.90
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.69       0.71       0.55       0.51       0.42
Net realized and unrealized gains on
  investments..........................       5.88       3.88       5.89       0.05       3.67
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       6.57       4.59       6.44       0.56       4.09
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.70)     (0.67)     (0.52)     (0.49)     (0.40)
Distribution from net realized gains...      (1.76)     (2.60)     (0.94)     (0.90)     (1.10)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.46)     (3.27)     (1.46)     (1.39)     (1.50)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   31.07  $   26.96  $   25.64  $   20.66  $   21.49
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      24.66%     18.52%     31.29%      2.78%     21.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $6,024.0   $4,814.0   $3,813.8   $2,617.8   $2,186.5
Ratios to average net assets:
  Expenses.............................       0.46%      0.50%      0.48%      0.55%      0.53%
  Net investment income................       2.27%      2.54%      2.28%      2.39%      1.99%
Portfolio turnover rate................         13%        20%        18%         7%        13%
Average commission rate paid per
  share................................    $0.0336    $0.0524        N/A        N/A        N/A

                                                    PRUDENTIAL JENNISON
                                         -----------------------------------------
                                             YEAR ENDED
                                            DECEMBER 31,       APRIL 25, 1995(d)
                                         ------------------           TO
                                           1997      1996    DECEMBER 31, 1995(a)
                                         --------  --------  ---------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  14.32  $  12.55         $  10.00
                                         --------  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      4.48      1.78             2.54
                                         --------  --------         --------
    Total from investment operations...      4.52      1.80             2.56
                                         --------  --------         --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.07)       --               --
                                         --------  --------         --------
    Total distributions................     (1.11)    (0.03)           (0.01)
                                         --------  --------         --------
Net Asset Value, end of period.........  $  17.73  $  14.32         $  12.55
                                         --------  --------         --------
                                         --------  --------         --------
TOTAL INVESTMENT RETURN:(b)............     31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.64%     0.66%            0.79%(c)
  Net investment income................      0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        60%       46%              37%
Average commission rate paid per
  share................................   $0.0590   $0.0603              N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of operations

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B64

FINANCIAL HIGHLIGHTS

                                                SMALL CAPITALIZATION STOCK
                                         -----------------------------------------
                                             YEAR ENDED
                                            DECEMBER 31,       APRIL 25, 1995(d)
                                         ------------------           TO
                                           1997      1996    DECEMBER 31, 1995(a)
                                         --------  --------  ---------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  13.79  $  11.83         $  10.00
                                         --------  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.10      0.09             0.08
Net realized and unrealized gains on
  investments..........................      3.32      2.23             1.91
                                         --------  --------         --------
    Total from investment operations...      3.42      2.32             1.99
                                         --------  --------         --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.10)    (0.09)           (0.04)
Distributions from net realized
  gains................................     (1.18)    (0.27)           (0.12)
                                         --------  --------         --------
    Total distributions................     (1.28)    (0.36)           (0.16)
                                         --------  --------         --------
Net Asset Value, end of period.........  $  15.93  $  13.79         $  11.83
                                         --------  --------         --------
                                         --------  --------         --------
TOTAL INVESTMENT RETURN:(b)............     25.17%    19.77%           19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $290.3    $147.9            $47.5
Ratios to average net assets:
  Expenses.............................      0.50%     0.56%            0.60%(c)
  Net investment income................      0.69%     0.87%            0.68%(c)
Portfolio turnover rate................        31%       13%              32%
Average commission rate paid per
  share................................   $0.0291   $0.0307              N/A

                                                              GLOBAL
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  17.85  $  15.53  $  13.88  $  14.64  $  10.37
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.09      0.11      0.06      0.02      0.02
Net realized and unrealized gains
  (losses) on investments..............      1.11      2.94      2.14     (0.74)     4.44
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.20      3.05      2.20     (0.72)     4.46
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.13)    (0.11)    (0.24)    (0.02)    (0.08)
Dividends in excess of net investment
  income...............................     (0.10)       --        --        --        --
Distributions from net realized
  gains................................     (0.90)    (0.62)    (0.31)    (0.02)    (0.11)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.13)    (0.73)    (0.55)    (0.04)    (0.19)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  17.92  $  17.85  $  15.53  $  13.88  $  14.64
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      6.98%    19.97%    15.88%    (4.89)%    43.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $638.4    $580.6    $400.1    $345.7    $129.1
Ratios to average net assets:
  Expenses.............................      0.85%     0.92%     1.06%     1.23%     1.44%
  Net investment income................      0.47%     0.64%     0.44%     0.20%     0.18%
Portfolio turnover rate................        70%       41%       59%       37%       55%
Average commission rate paid per
  share................................   $0.0247   $0.0358       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(c) Annualized.
(d) Commencement of operations

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B65

FINANCIAL HIGHLIGHTS

                                                        NATURAL RESOURCES
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1997      1996    1995(a)   1994(a)   1993(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  19.77  $  17.27  $  14.44  $  15.56  $  12.95
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.12      0.15      0.21      0.18      0.23
Net realized and unrealized gains
  (losses) on investments..............     (2.43)     5.11      3.66     (0.85)     3.00
                                         --------  --------  --------  --------  --------
    Total from investment operations...     (2.31)     5.26      3.87     (0.67)     3.23
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.10)    (0.14)    (0.21)    (0.15)    (0.21)
Distributions from net realized
  gains................................     (2.12)    (2.62)    (0.83)    (0.30)    (0.41)
                                         --------  --------  --------  --------  --------
    Total distributions................     (2.22)    (2.76)    (1.04)    (0.45)    (0.62)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  15.24  $  19.77  $  17.27  $  14.44  $  15.56
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............    (11.59)%    30.88%    26.92%    (4.30)%    25.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $358.0    $438.4    $293.2    $227.3    $158.8
Ratios to average net assets:
  Expenses.............................      0.54%     0.52%     0.50%     0.61%     0.60%
  Net investment income................      0.60%     0.75%     1.25%     1.09%     1.50%
Portfolio turnover rate................        32%       36%       46%       18%       20%
Average commission rate paid per
  share................................   $0.0439   $0.0454       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B66

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market, Diversified Bond, Government Income, Zero Coupon Bond 2000, Zero Coupon Bond 2005, Conservative Balanced, Flexible Managed, High Yield Bond, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios (constituting The Prudential Series Fund, Inc.; collectively, the "Portfolios") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights of the Prudential Jennison Portfolio and Small Capitalization Stock Portfolio for the period April 25, 1995 through December 31, 1995 and the financial highlights for each of the three years in the period ended December 31, 1995 for each of the other portfolios were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 13, 1998

                                      B67

                                TAX INFORMATION

    Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1997) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1997, the Fund paid dividends as follows:

                                         ORDINARY DIVIDENDS
----------------------------------------------------------------------------------------------------
                                                                        LONG-TERM CAPITAL GAINS          TOTAL
                                                                    --------------------------------
                                                     SHORT-TERM
                                        INCOME      CAPITAL GAINS     TAXED @ 28%      TAXED @ 20%     DIVIDENDS
                                      -----------  ---------------  ---------------  ---------------  -----------
Money Market Portfolio..............   $   0.540             --               --               --      $   0.540
Diversified Bond Portfolio..........       0.827      $   0.079        $   0.053               --          0.959
Government Income Portfolio.........       0.750             --               --               --          0.750
Zero Coupon Bond 2000 Portfolio.....       0.669          0.001            0.288        $   0.245          1.203
Zero Coupon Bond 2005 Portfolio.....       0.711          0.042            0.018            0.217          0.988
Conservative Balanced Portfolio.....       0.759          0.585            0.356            0.874          2.574
Flexible Managed Portfolio..........       0.585          0.856            1.016            1.168          3.625
High Yield Bond Portfolio...........       0.773             --               --               --          0.773
Stock Index Portfolio...............       0.422          0.068            0.024            0.771          1.285
Equity Income Portfolio.............       0.565          0.016            0.508            1.699          2.788
Equity Portfolio....................       0.704          0.150            0.682            0.930          2.466
Prudential Jennison Portfolio.......       0.041          0.069            0.488            0.509          1.107
Small Capitalization Stock
  Portfolio.........................       0.098          0.347            0.200            0.634          1.279
Global Portfolio....................       0.230             --            0.301            0.595          1.126
Natural Resources Portfolio.........       0.100          0.470            0.957            0.693          2.220

                                      B68

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA      W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD
  CHAIRMAN,                  Ph.D.                      CEO,
  THE PRUDENTIAL SERIES      PRINCIPAL,                 PRUDENTIAL INVESTMENTS,
  FUND, INC.                 KALUDIS CONSULTING         PRESIDENT, THE
                             GROUP                      PRUDENTIAL SERIES FUND,
                                                        INC.

          SAUL K. FENSTER, Ph.D.             JOSEPH WEBER, Ph.D.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                      B69

                                                                    APPENDIX

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        -- Bonds which are rated "Ba" are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                       C1

Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:


Bonds:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

          Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:


          Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.


                                       C2

THE PRUDENTIAL

SERIES FUND, INC.
[GRAPHIC OMITTED]

   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
   751 Broad Street, Newark, NJ 07102-3777

   Telephone (800) 437-4016

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT

PRUVIDER
VARIABLE
APPRECIABLE
LIFE(R)___________________
INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

The Pruco Life Insurance Company, a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America, offers a variable life insurance contract called the PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract*. The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. The Contract also generally provides a cash surrender value which also varies with investment experience. There is no guaranteed minimum cash surrender value.

The assets held for the purpose of paying benefits under these contracts can be invested in one or both of the two current subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.

The PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a FIXED-RATE OPTION which is described in the prospectus of The Pruco Life PRUVIDER Variable Appreciable Account.

                      ------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1998, WHICH IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016.

                      ------------------------------------

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 437-4016

*PRUVIDER is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.
SVAL-1SAI Ed 5-98
Catalog No. 64M086G

                       STATEMENT OF ADDITIONAL INFORMATION
                                    CONTENTS

                                                                            PAGE

MORE DETAILED INFORMATION ABOUT THE CONTRACT...................................1
           SALES LOAD UPON SURRENDER...........................................1
           REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS....1
           PAYING PREMIUMS BY PAYROLL DEDUCTION................................1
           UNISEX PREMIUMS AND BENEFITS........................................1
           HOW THE DEATH BENEFIT WILL VARY.....................................2
           WITHDRAWAL OF EXCESS CASH SURRENDER VALUE...........................2
           TAX TREATMENT OF CONTRACT BENEFITS..................................3
                     TREATMENT AS LIFE INSURANCE...............................3
                     PRE-DEATH DISTRIBUTIONS...................................3
                     WITHHOLDING...............................................4
                     OTHER TAX CONSIDERATIONS..................................4
           SALE OF THE CONTRACT AND SALES COMMISSIONS..........................5
           RIDERS..............................................................5
           OTHER STANDARD CONTRACT PROVISIONS..................................5
                     BENEFICIARY...............................................5
                     INCONTESTABILITY..........................................5
                     MISSTATEMENT OF AGE OR SEX................................5
                     SUICIDE EXCLUSION.........................................5
                     ASSIGNMENT................................................5
                     SETTLEMENT OPTIONS........................................5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...........................6
           GENERAL   ..........................................................6
           CONVERTIBLE SECURITIES..............................................6
           LOAN PARTICIPATIONS.................................................6
           WARRANTS  ..........................................................6
           OPTIONS AND FUTURES.................................................6
           WHEN-ISSUED AND DELAYED DELIVERY SECURITIES........................13
           SHORT SALES........................................................13
           SHORT SALES AGAINST THE BOX........................................13
           INTEREST RATE SWAPS................................................14
           LOANS OF PORTFOLIO SECURITIES......................................14
           ILLIQUID SECURITIES................................................14
           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS........................15

INVESTMENT RESTRICTIONS.......................................................16

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES...............................18

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................20

DETERMINATION OF NET ASSET VALUE..............................................21

SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST...........22

DEBT RATINGS..................................................................24

POSSIBLE REPLACEMENT OF THE SERIES FUND.......................................26

OTHER INFORMATION CONCERNING THE SERIES FUND..................................26
           INCORPORATION AND AUTHORIZED STOCK.................................26
           DIVIDENDS, DISTRIBUTIONS AND TAXES.................................26
           CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT..........26
           YEAR 2000..........................................................27
           EXPERTS............................................................27
           LICENSE............................................................27

DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE SERIES FUND........28

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.......................A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS......................B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER

A contingent deferred sales load is assessed if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first 5 Contract years the charge will be equal to 50% of the first year's primary annual premium. In the next 5 Contract years that percentage is reduced uniformly on a daily basis until it reaches zero on the tenth Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year 7, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.

The contingent deferred sales load is also subject to a further limit at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first 5 or 6 years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item (a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is an amount determined actuarially in accordance with a definition set forth in a regulation of the Securities and Exchange Commission ("SEC"). The maximum aggregate sales load that Pruco Life will charge (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to 5 GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then the charge, to the extent of any excess, will not be made.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is expected that such multiple sales will result in savings of sales or administrative expenses. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts; (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life on a uniform basis. Pruco Life's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life monthly. Any Pruco Life representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Pruco Life may offer the Contract with unisex mortality rates to such prospective purchasers.

HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. Assuming no withdrawals, the death benefit will be equal to the face amount of insurance plus the amount (if any) by which the Contract Fund value exceeds the applicable "Tabular Contract Fund value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if only scheduled premiums were paid, they were paid when due, the selected investment options earned a net return at a uniform rate of 4% per year, full mortality charges based upon the 1980 CSO Table were deducted, maximum sales load and expense charges were deducted, and there was no Contract debt.

Thus, for a Contract with no withdrawals, the death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund value. If, due to investment results greater than a net return of 4%, or to payment of greater than scheduled premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the tabular Contract Fund value, the death benefit will not fall below the initial face amount stated in the Contract; however, this unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the tabular level before favorable investment results or additional payments will increase the death benefit. Again, the death benefit will reflect a deduction for the amount of any Contract debt. See CONTRACT LOANS in the prospectus.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the tabular Contract Fund value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE

Under certain circumstances, a Contract owner may withdraw a portion of the Contract's cash surrender value without surrendering the Contract in whole or in part. The amount that a Contract owner may withdraw is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund value. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. An owner may make no more than four such withdrawals in each Contract year, and there is an administrative processing fee equal to the lesser of $15 or 2% of the amount withdrawn that is made in connection with each withdrawal. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life will tell a Contract owner how much he or she may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life representative about how best to meet your needs.

When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is accordingly reduced. Neither the face amount of insurance nor the amount of scheduled premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed upon a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide for benefits under the Contract. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if scheduled premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

TREATMENT AS LIFE INSURANCE. The Contract will be treated as "life insurance" as long as it satisfies certain definitional tests set forth in Section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h) of the Code.

These diversification requirements must ordinarily be met within 1 year after Contract owner funds are first allocated to the particular portfolio of the Series Fund, and within 30 days after the end of each calendar quarter thereafter. Each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer. Compliance with diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

Pruco Life believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

However, Section 7702 of the Code, which defines life insurance for tax purposes, gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the Section. In this regard, proposed regulations governing mortality charges were issued in 1991 and proposed regulations relating to the definition of life insurance were issued in 1992. None of these proposed regulations has yet been finalized. Additional regulations under
Section 7702 may also be promulgated in the future. Moreover, in connection with the issuance of temporary regulations under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under Section 817(d) relating to the definition of a variable contract.

Pruco Life intends to comply with final regulations issued under sections 7702 and 817. Therefore, it reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to affected Contract owners.

PRE-DEATH DISTRIBUTIONS. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender or lapse, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

           A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the Contract Fund exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

           Extra premiums for optional benefits and riders generally do not count in computing gross premiums paid, which in turn determines the extent to which a withdrawal might be taxed.

           Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.

2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or if a decrease in the face amount of insurance is made (or a rider removed). Moreover, the addition of a rider after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life representative.

           If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans and withdrawals, are includible in income to the extent that the Contract fund prior to surrender charges exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

           In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 percent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability, or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by nonnatural persons such as corporations.

           Under certain circumstances, Modified Endowment Contracts issued during any calendar year will be treated as a single contract for purposes of applying the above rules.

WITHHOLDING. The taxable portions of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax rules if withholding and estimated tax payments are not sufficient.

OTHER TAX CONSIDERATIONS. Transfer of the Contract to a new owner or assignment of the Contract may have gift, estate and/or income tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under Section 2601 of the Code.

In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code as personal interest or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.

Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a business-owned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.

The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or insured dies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of no more than 50% of the scheduled premiums for the first year, no more than 6% of the scheduled premiums for the second through tenth years, and no more than 2% of the scheduled premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than 3 years of service may be paid on a different basis.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

The Contract owner may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

OTHER STANDARD CONTRACT PROVISIONS.

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life will pay no more under the Contract than the sum of the premiums paid.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home Offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

                    INVESTMENT OBJECTIVES AND POLICIES OF THE
                                   PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") has fifteen separate portfolios, two of which, the Conservative Balanced Portfolio and the Flexible Managed Portfolio, are available to PRUVIDER Contract owners. The portfolios are managed by The Prudential Insurance Company of America ("Prudential"), see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 18.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios that are available to PRUVIDER Contract owners can be found under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

CONVERTIBLE SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires.

OPTIONS AND FUTURES

OPTIONS ON EQUITY SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian.

The Conservative Balanced and Flexible Managed Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described below under OPTIONS ON DEBT SECURITIES, page 8 and OPTIONS ON STOCK INDICES, page 9.

The portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

A portfolio's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, which might cause an exchange to institute special procedures that might interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the general supervision of the Series Fund's Board of Directors.

OPTIONS ON DEBT SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("over-the-counter" or "OTC" options). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

The portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash, U. S. Government securities or liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

The portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described above in OPTIONS ON EQUITY SECURITIES, page 6. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

The portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The use of debt options is subject to the same risks described above in connection with stock options.

OPTIONS ON STOCK INDICES. The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges or listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). Options on stock indices are similar to options on stock except that rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100.

Options on different indices may have different multipliers.

The portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or NASDAQ against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

The purchase and sale of options on stock indices will be subject to the risks described under OPTIONS ON EQUITY SECURITIES, page 6. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The portfolios, however, will follow the "cover" procedures described above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of the exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (see FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, page 15) and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, below) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FUTURES CONTRACTS. The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A portfolio may purchase or sell futures contracts without limit for hedging purposes and may purchase and sell such contracts for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures. Hedging is generally considered to be the use of futures to reduce the risk of a particular position in a security. For example, a portfolio manager might attempt to reduce the risk of investment in equity securities by hedging a portion of its equity portfolio through the use of stock index futures contracts. Subject to the limitation discussed above, futures may also be utilized by a portfolio for non-hedging uses, such as for investment purposes, to enhance income or to adjust its asset mix. An example of non-hedging use of futures would be if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

There are several risks associated with a portfolio's use of futures contracts. When used for investment purposes (i.e., non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

In addition, the hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS. To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced and Flexible Managed Portfolios may enter into certain transactions involving options on stock index futures contracts, options on interest rate futures contracts, and options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to option on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The portfolios will limit such purchases to those in which the date for delivery and payment falls within 120 days of the date of the commitment. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of the portfolios may purchase money market securities on a when-issued or delayed delivery basis on the terms set forth under item 6 in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

SHORT SALES AGAINST THE BOX

The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

LOANS OF PORTFOLIO SECURITIES

The portfolios may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

ILLIQUID SECURITIES

The portfolios may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the investment manager, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment manager will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment manager, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposed of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the investment manager must determine that the security is of equivalent quality; and (3) the investment manager must consider the trading market for the specific security, taking into account all relevant factors. The investment manager will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may purchase securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedge currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

Neither of the portfolios available to PRUVIDER Contract owners will:

   1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and related options, purchase and sell interest rate futures contracts and related options, and purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

   2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

   3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

   4. Make short sales of securities or maintain a short position, except that the Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

   5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Conservative Balanced and Flexible Managed Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no.1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of options on debt securities, equity securities, stock indices and foreign currencies by the Conservative Balanced and Flexible Managed Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements entered into by the Conservative Balanced and Flexible Managed Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

   6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

   7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

   8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

   9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

  10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

  11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940
       Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

  12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 5 above, the Series Fund has entered into a credit agreement (the "Line of Credit") with an unaffiliated lender to facilitate redemptions if necessary. The maximum commitment under the Line of Credit, which expires on December 18, 1998, is $250,000,000. The Series Fund pays a commitment fee at an annual rate of 0.055 of 1% of the unused portion of the Line of Credit and interest on any borrowings under the Line of Credit at market rates. As of April 30, 1998, the Series Fund had not borrowed against the Line of Credit.

The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

   1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

   2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

   3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

   4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries described in item 2 of SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund and not the Contract owners, are considered the owners of assets held in the Account for federal income tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES

The Series Fund and Prudential have entered into an Investment Advisory Agreement under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. As noted in the prospectus, Prudential has also entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under the Investment Advisory Agreement.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.60% of the average daily net assets of the portfolio.

For the years 1997, 1996 and 1995, Prudential received a total of $25,757,735, $23,052,572 and $20,327,574, respectively, in investment management fees for the Conservative Balanced Portfolio and $31,740,440, $27,247,674 and $22,971,401, respectively, for the Flexible Managed Portfolio.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolios or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to the Conservative Balanced and Flexible Managed Portfolios the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 19, 1997 with respect to the Balanced Portfolios. The Investment Advisory Agreement was most recently approved by shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Balanced Portfolios. The Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and that it may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to the Balanced Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days' prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services.

Prudential also serves as the investment manager to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Prudential Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker- dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Bonds, including convertible bonds, and equity securities traded in the over-the-counter market are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transac tions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the non- interested directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a securities exchange for the Series Fund unless the

Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.

For the years 1997, 1996 and 1995, the Conservative Balanced Portfolio paid $3,338,897, $2,192,303 and $1,893,008, respectively, in brokerage commissions and the Flexible Managed Portfolio paid $6,544,428, $5,760,972 and $5,252,363, respectively, in brokerage commissions. Of those amounts, for 1997, 1996 and 1995, the Conservative Balanced Portfolio paid $256,752, $120,976 and $82,153, respectively, to Prudential Securities Incorporated, and the Flexible Managed Portfolio paid $428,008, $582,317 and $589,038, respectively, to Prudential Securities Incorporated. For 1997, the percentage of commissions paid to Prudential Securities Incorporated was 7.69% for the Conservative Balanced Portfolio and 6.54% for the Flexible Managed Portfolio. For 1997, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 5.18% for the Conservative Balanced Portfolio and 6.92% for the Flexible Managed Portfolio.

                        DETERMINATION OF NET ASSET VALUE

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to separate accounts to fund benefits payable under the Contracts described in the variable life insurance and variable annuity prospectuses. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Subject to Board approval, during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

As noted in the prospectus, the net asset value of the shares of each portfolio is determined once daily on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the NYSE closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time.

In determining the net asset value of any intermediate or long-term fixed income securities of the Conservative Balanced and Flexible Managed Portfolios (other than debt obligations with remaining maturities of 12 months or less, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

All short-term debt obligations in the money market portions of the Conservative Balanced and Flexible Managed Portfolios of 12 months remaining maturity or less are valued on an amortized cost basis in accordance with an order obtained from the SEC. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the money market portions of the Conservative Balanced and Flexible Managed Portfolios may not purchase any security with a remaining maturity of more than 12 months and must maintain a dollar-weighted average portfolio maturity of 120 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Series Fund's Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

The net asset value of the common stocks and convertible debt securities of the portfolios will be determined in the following manner. NASDAQ National Market System equity securities and securities for which the primary market is on an exchange are generally valued at the last sale price on such system or exchange on that day or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices on that day or at the bid price on such day in the absence of an asked price. Other over-the-counter equity securities are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker. Corporate bonds (other than convertible debt securities) are valued on the same basis as intermediate or long-term fixed income securities, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit

* Although the Money Market Portfolio is not available to PRUVIDER Contract owners, any short-term portion of the Conservative Balanced and Flexible Managed Portfolios may be invested in the types of securities described in this section.

instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Ratings Services ("S&P"), A or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. For a description of corporate bond ratings, see DEBT RATINGS, page 24. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment adviser (which as noted above is currently Prudential) under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestics issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described under REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS in the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board. Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that an NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or if because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations
       (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:

AAA             Debt rated "AAA" has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C   Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:

                Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                     POSSIBLE REPLACEMENT OF THE SERIES FUND

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

In addition, although it is highly unlikely, it is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) difference between voting instructions given by variable life insurance and variable annuity contract owners. Prudential will bear the expense, if it does become necessary, of remedying any material conflict including establishing a new underlying investment company and segregating the assets held under variable life insurance and variable annuity contracts.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK

The Series Fund was incorporated under Maryland law on November 15, 1982. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: MONEY MARKET PORTFOLIO Capital Stock, DIVERSIFIED BOND PORTFOLIO Capital Stock, HIGH YIELD BOND PORTFOLIO Capital Stock, GOVERNMENT INCOME PORTFOLIO Capital Stock, EQUITY PORTFOLIO Capital Stock, STOCK INDEX PORTFOLIO Capital Stock, EQUITY INCOME PORTFOLIO Capital Stock, NATURAL RESOURCES PORTFOLIO Capital Stock, GLOBAL PORTFOLIO Capital Stock, CONSERVATIVE BALANCED PORTFOLIO Capital Stock, FLEXIBLE MANAGED PORTFOLIO Capital Stock, ZERO COUPON BOND PORTFOLIO 2000 Capital Stock, ZERO COUPON BOND PORTFOLIO 2005 Capital Stock, PRUDENTIAL JENNISON PORTFOLIO Capital Stock, SMALL CAPITALIZATION STOCK PORTFOLIO Capital Stock. The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Series Fund is qualified as a regulated investment company under Section 851 of the Internal Revenue Code and distributes substantially all of each portfolio's net investment income and realized gains from securities transactions to the respective subaccounts, which immediately reinvest it. For each taxable year in which it and each of its portfolios so qualify, the Series Fund will not be subject to tax on net investment income and realized gains from securities transactions distributed to shareholders.

CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States.

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is 751 Broad Street , Newark, New Jersey 07102-3777.

YEAR 2000

The services provided to the Series Fund and its shareholders by Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Series Fund, the Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, have advised the Series Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

EXPERTS

The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


LICENSE

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

                    DIRECTORS AND OFFICERS OF PRUCO LIFE AND
                          MANAGEMENT OF THE SERIES FUND

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., Chairman and Director. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, Director. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; Prior to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

KIYOFUMI SAKAGUCHI, Director. -- President, Prudential International Insurance Group since 1995; 1994 to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995: Associate General Counsel with Paine Webber.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

JAMES M. SCHLOMANN, Vice President, Comptroller & Chief Accounting Officer. -- Vice President & Associate Comptroller, Prudential since 1997; Prior to 1997:
Senior Executive Vice President & CFO, USLife Corp.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

JAMES A. TIGNANELLI, Senior Vice President. -- Vice President, Compliance, Prudential Individual Insurance since 1996; Prior to 1996: Vice President Field Operations.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street , Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER, CFA*, 37, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, 51, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, 65, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 61, Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 74, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.; 1992 to 1994:
Assistant Vice President and Counsel, The Boston Company.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.; Prior to 1994: Vice President of Bankers Trust Corporation.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

The following table sets forth the aggregate compensation paid by the Series Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1997 and the aggregate compensation paid to such Directors for service on the Series Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1997. Below are listed all Directors who have served the Series Fund during its most recent fiscal year.

                                                    COMPENSATION TABLE

                                                            Pension or
                                                            Retirement                                      Total
                                     Aggregate            Benefits Accrued     Estimated Annual          Compensation
                                   Compensation          As Part of Series      Benefits Upon          Related to Funds
Name and Position                From Series Fund          Fund Expenses          Retirement         Managed by Prudential
-----------------                ----------------          -------------          ----------         ---------------------
E. Michael Caulfield(1)                --                      --                   --                       --
Saul K. Fenster                    $14,400                    None                  N/A                   $26,200(5)*
W. Scott McDonald, Jr.             $14,400                    None                  N/A                   $26,200(5)*
Mendel A. Melzer, CFA(1)              --                       --                   --                       --
Joseph Weber                       $14,400                    None                  N/A                   $26,200(5)*

(1) Directors who are "interested" do not receive compensation from Prudential (including the Series Fund).

* Indicates number of funds (including the Series Fund) to which aggregate compensation relates.

As of April 30, 1998, the Directors and officers of the Series Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Series Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $4,491,825,742)..........................  $4,696,024,117
    Cash.......................................           2,749
    Interest and dividends receivable..........      60,006,370
                                                 --------------
      Total Assets.............................   4,756,033,236
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,725,610
    Payable for investments purchased..........       3,573,515
    Due to broker -- variation margin..........         653,438
    Accrued expenses...........................         546,540
    Payable for capital stock repurchased......         302,094
                                                 --------------
      Total Liabilities........................      11,801,197
                                                 --------------
  NET ASSETS...................................  $4,744,232,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,169,112
      Paid-in capital, in excess of par........   4,500,747,938
                                                 --------------
                                                  4,503,917,050
    Undistributed net investment income........         949,046
    Accumulated net realized gain on
      investments..............................      36,942,793
    Net unrealized appreciation on
      investments..............................     202,423,150
                                                 --------------
    Net assets, December 31, 1997..............  $4,744,232,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 316,911,160 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        14.97
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $187,480 foreign
      withholding tax).........................  $    19,377,627
    Interest...................................      216,743,419
                                                 ---------------
                                                     236,121,046
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       25,757,735
    Custodian expense..........................          281,000
    Shareholders' reports......................          169,000
    Accounting fees............................          101,000
    Audit fees.................................           67,000
    Legal fees.................................            3,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................              923
                                                 ---------------
      Total Expenses...........................       26,382,658
    Less: Custodian fee credit.................         (166,162)
                                                 ---------------
      Net Expenses.............................       26,216,496
                                                 ---------------
  NET INVESTMENT INCOME........................      209,904,550
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      546,046,706
      Futures contracts........................      (20,841,176)
      Short sales..............................          (30,344)
                                                 ---------------
                                                     525,175,186
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (145,915,485)
      Futures contracts........................       (1,775,225)
      Short sales..............................       (1,139,560)
                                                 ---------------
                                                    (148,830,270)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      376,344,916
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   586,249,466
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    209,904,550     $   173,283,574
    Net realized gain on investments.......................................................        525,175,186         270,107,246
    Net change in unrealized appreciation on investments...................................       (148,830,270)         61,403,321
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        586,249,466         504,794,141
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (209,004,256)       (174,034,704)
    Dividends in excess of net investment income...........................................                 --             (41,632)
    Distributions from net realized capital gains..........................................       (518,358,296)       (273,551,593)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (727,362,552)       (447,627,929)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,585,160 and 10,561,256 shares, respectively].....................         74,015,405         167,668,924
    Capital stock issued in reinvestment of dividends and distributions [47,801,252 and
     29,086,855 shares, respectively]......................................................        727,362,552         447,627,929
    Capital stock repurchased [(24,112,955) and (8,429,995) shares, respectively]..........       (394,841,365)       (134,428,797)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        406,536,592         480,868,056
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        265,423,506         538,034,268
  NET ASSETS:
    Beginning of year......................................................................      4,478,808,533       3,940,774,265
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,744,232,039     $ 4,478,808,533
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $5,050,966,053)..........................  $5,471,387,547
    Cash.......................................          15,631
    Interest and dividends receivable..........      40,850,547
    Receivable for investments sold............             294
                                                 --------------
      Total Assets.............................   5,512,254,019
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      12,760,562
    Payable to investment adviser..............       8,471,572
    Accrued expenses...........................         654,878
    Due to broker -- variation margin..........         203,828
    Payable for capital stock repurchased......          21,085
                                                 --------------
      Total Liabilities........................      22,111,925
                                                 --------------
  NET ASSETS...................................  $5,490,142,094
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,177,111
      Paid-in capital, in excess of par........   4,984,889,353
                                                 --------------
                                                  4,988,066,464
    Undistributed net investment income........         768,864
    Accumulated net realized gain on
      investments..............................      82,447,694
    Net unrealized appreciation on
      investments..............................     418,859,072
                                                 --------------
    Net assets, December 31, 1997..............  $5,490,142,094
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 317,711,061 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        17.28
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $810,090 foreign
      withholding tax).........................  $    35,833,891
    Interest...................................      156,549,837
                                                 ---------------
                                                     192,383,728
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       31,740,440
    Custodian expense..........................          477,000
    Shareholders' reports......................          212,000
    Accounting fees............................           94,000
    Audit fees.................................           72,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            1,971
                                                 ---------------
      Total Expenses...........................       32,604,411
    Less: Custodian fee credit.................         (284,638)
                                                 ---------------
      Net Expenses.............................       32,319,773
                                                 ---------------
  NET INVESTMENT INCOME........................      160,063,955
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      867,141,418
      Futures contracts........................         (499,159)
      Short sales..............................        1,049,655
                                                 ---------------
                                                     867,691,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (160,872,103)
      Futures contracts........................       (1,562,422)
      Short sales..............................       (1,168,571)
                                                 ---------------
                                                    (163,603,096)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      704,088,818
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   864,152,773
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    160,063,955     $   139,211,865
    Net realized gain on investments.......................................................        867,691,914         408,046,131
    Net change in unrealized appreciation on investments...................................       (163,603,096)         41,728,823
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        864,152,773         588,986,819
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (159,343,911)       (142,089,785)
    Distributions from net realized capital gains..........................................       (823,214,223)       (458,909,559)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (982,558,134)       (600,999,344)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,859,580 and 8,998,637 shares, respectively]......................         92,765,042         166,455,957
    Capital stock issued in reinvestment of dividends and distributions [56,453,647 and
     34,012,173 shares, respectively]......................................................        982,558,134         600,999,344
    Capital stock repurchased [(18,791,325) and (6,420,074) shares, respectively]..........       (363,698,408)       (119,724,926)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        711,624,768         647,730,375
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        593,219,407         635,717,850
  NET ASSETS:
    Beginning of year......................................................................      4,896,922,687       4,261,204,837
                                                                                             ------------------  -------------------
    End of year............................................................................   $  5,490,142,094     $ 4,896,922,687
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 91.8%
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
                                                    (UNAUDITED)     (000)        VALUE
LONG-TERM BONDS -- 58.6%                                                        (NOTE 2)

                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 4.2%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,218,200
    10.375%, 02/01/11 (a).........................      Ba1          56,905      73,306,108
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         46,665      55,931,736
    11.21%, 05/01/14..............................      Baa3         18,433      25,848,780
                                                                             --------------
                                                                                201,249,483
                                                                             --------------
ASSET-BACKED SECURITIES -- 1.6%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,511,000
    6.17%, 03/25/03...............................      Aaa           6,000       6,018,600
    6.28%, 09/25/05...............................      Aaa           7,000       7,042,000
    6.38%, 09/25/08...............................      Aaa          21,000      21,172,200
    6.42%, 12/26/09...............................      Aaa          10,000      10,110,000
    6.48%, 11/26/09...............................      Aaa          10,000      10,115,625
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (a)...........................      Aaa           4,650       4,602,012
  Team Financing Corp,
    7.35%, 05/15/03...............................      Aa2          11,000      11,405,570
                                                                             --------------
                                                                                 75,977,007
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.9%
  Banco Ganadero, M.T.N. SA (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05...............................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 Sr. Note.....................      Ba1          40,000      23,440,400
  Bank Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,218,000
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           7,500       7,485,000
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         17,950      16,783,250
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,362,750
    7.08%, 10/30/01...............................      Baa3         35,100      35,915,022
    7.35%, 06/20/00...............................      Baa3          8,100       8,293,266
    8.125%, 03/01/00..............................      Baa3         13,150      13,630,501
  Chase, Inc.
    6.075%, 02/28/00..............................      Aa3           4,000       4,006,160
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/29/49...............................       A3          10,000      10,200,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1       $   5,000  $    5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Okobank, (Finland),
    7.20%, 10/29/49...............................       A3           9,000       9,101,250
    7.20%, 10/29/49...............................       A3           3,500       3,539,375
    7.312%, 09/27/49..............................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (a)...........................      Aa3          17,400      17,513,448
  Siam Commercila, (Thailand),
    7.50%, 03/15/06...............................       A3          14,500       9,425,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49..............................       A1          10,000      10,075,000
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (a)...........................      Ba1          20,000      12,000,000
                                                                             --------------
                                                                                278,805,472
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.0%
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Baa3          5,545       5,889,455
  Tele-Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000      10,036,800
    7.375%, 02/15/00..............................      Ba1          27,000      27,521,100
    7.875%, 08/01/13..............................      Ba1          19,350      20,812,279
    8.25%, 01/15/03...............................      Ba1           2,000       2,135,780
    9.25%, 04/15/02...............................      Ba1           9,500      10,427,865
    9.875%, 06/15/22..............................      Ba1          12,900      16,811,667
                                                                             --------------
                                                                                 93,634,946
                                                                             --------------
CONSULTING -- 0.7%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,513,250
    6.375%, 11/30/01..............................      Baa1         21,500      21,500,000
                                                                             --------------
                                                                                 34,013,250
                                                                             --------------
CONSUMER SERVICES -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           3,500       3,503,570
                                                                             --------------
FINANCIAL SERVICES -- 15.4%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,400,000
    7.25%, 08/16/99...............................      Ba3           3,000       2,957,910
    7.50%, 08/28/00...............................      Ba3          35,000      34,053,250
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,471,600
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Bear Stearns & Co.,
    6.50%, 07/05/00...............................       A2          20,000      20,120,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3       $  10,000  $   10,000,000
  Conseco, Inc.,
    8.70%, 11/15/26 (a)...........................      Ba2          32,313      36,126,991
    8.796%, 04/01/27 (a)..........................      Ba2          23,900      26,676,463
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,395,827
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa2         11,500      11,554,050
    6.95%, 03/01/04...............................      Baa2         27,500      28,050,000
    7.00%, 06/15/00...............................      Baa2         30,000      30,598,800
    7.50%, 06/15/03...............................      Baa2          5,000       5,261,900
    8.75%, 12/15/99...............................      Baa2          5,000       5,245,000
  First Chicago NBD Corp.,
    5.819%, 09/23/02..............................       A1           8,000       7,976,000
  First Union Corp.,
    9.45%, 06/15/99...............................       A2           4,000       4,177,920
  Great Western Financial,
    8.206%, 02/01/27 (a)..........................       A3          19,300      20,469,966
  Industrial Finance Corp.,
    7.75%, 08/04/07...............................      Ba1           5,000       4,750,000
    7.875%, 08/04/02..............................      Ba1           6,000       5,700,000
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1          8,000       7,950,000
    6.33%, 08/01/00...............................      Baa1         30,000      30,039,600
    6.40%, 08/30/00...............................      Baa1         79,000      78,901,250
    6.71%, 10/12/99...............................      Baa1          6,000       6,056,640
    6.89%, 10/10/00...............................      Baa1         10,545      10,701,804
    7.125%, 07/15/02..............................      Baa1         16,000      16,359,680
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         21,750      23,055,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
  Merita Bank, Ltd.,
    7.50%, 12/29/49...............................       A3          15,000      15,390,000
  Merrill Lynch Pierce, Fenner & Smith,
    5.935%, 11/14/00..............................      Aa3          10,000       9,966,250
  Paine Webber Group, Inc.,
    7.625%, 10/15/08 Sr. Note.....................      Baa1          5,000       5,352,700
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           8,950       9,039,500
  Salomon, Inc.,
    6.25%, 10/01/99...............................       A2          32,800      32,838,048
    6.50%, 03/01/00 (a)...........................       A2          38,500      38,701,740
    6.59%, 02/21/01 (a)...........................       A2          30,750      31,005,840
    6.75%, 02/15/03...............................       A2           5,000       5,057,850
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          25,000      25,125,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,008,100
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          46,440      46,354,771
  Union Planters Corp., Gtd. Notes,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                731,941,767
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOOD & BEVERAGE -- 0.5%
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3       $   5,000  $    5,008,650
    6.95%, 12/15/2097.............................      Aa3          18,800      19,045,152
                                                                             --------------
                                                                                 24,053,802
                                                                             --------------
INDUSTRIAL -- 0.8%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................       NR           7,600       7,505,000
  Reliance Industries Ltd.,
    8.125%, 09/27/05..............................      Baa3         15,000      14,025,000
    8.25%, 01/15/27...............................      Baa3         19,000      17,005,000
                                                                             --------------
                                                                                 38,535,000
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,750       5,855,455
                                                                             --------------
MEDIA -- 5.7%
  Paramount Communications, Inc., Sr. Notes,
    7.50%, 01/15/02...............................      Ba2           6,425       6,582,541
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,016,815
    8.11%, 08/15/06...............................      Ba1           7,250       7,848,850
    8.18%, 08/15/07...............................      Ba1          24,915      27,118,981
    9.125%, 01/15/13..............................      Ba1          41,270      49,143,078
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          17,325      19,438,997
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          71,325      70,082,518
    7.75%, 06/01/05...............................      Ba2          60,025      61,050,827
                                                                             --------------
                                                                                268,282,607
                                                                             --------------
OIL & GAS -- 1.6%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          2,900       3,250,030
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Baa2          4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1           4,500       5,006,295
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Petroliam Nasional, (Malaysia),
    6.625%, 10/18/01..............................       A2          12,000      11,662,680
  Seagull Energy Corp.,
    7.50%, 09/15/27...............................      Ba1          17,000      17,606,730
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         30,000      30,829,800
                                                                             --------------
                                                                                 75,754,855
                                                                             --------------
PAPER & FOREST -- 0.5%
  UPM-Kymmene Oyj,
    7.45%, 11/26/27...............................      Baa1         22,800      23,398,500
                                                                             --------------
RAILROADS -- 0.5%
  Norfolk Southern Corp.,
    7.05%, 05/01/37...............................      Baa1         25,000      26,218,750
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
  Falcor Suite Hotels, Inc.,
    7.625%, 10/1/07...............................      Ba1           8,000       8,006,400
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02 Sr. Note (a).................      Baa2      $  41,030  $   43,861,070
    8.50%, 06/15/03 (a)...........................      Baa2         32,400      35,345,160
    10.00%, 02/15/01 (a)..........................      Baa2         46,115      50,791,061
  Rite Aid Corp.,
    6.70%, 12/15/01...............................      Baa1          5,000       5,081,250
                                                                             --------------
                                                                                135,078,541
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  McLeod USA Inc., Sr. Notes,
    9.25%, 07/15/07...............................       B3           3,000       3,150,000
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2          33,000      15,840,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          80,000      83,775,200
    7.75%, 04/01/07...............................      Ba1          25,000      26,847,250
    7.75%, 04/01/27...............................      Ba1           4,500       4,944,420
    8.875%, 01/15/06..............................      Ba1          32,000      34,429,440
                                                                             --------------
                                                                                168,986,310
                                                                             --------------
TOBACCO -- 3.0%
  Philip Morris Co. Inc.,
    6.375%, 02/01/06..............................       A2          17,675      17,359,501
    7.20%, 02/01/07...............................       A2          31,915      32,932,769
  RJR Nabisco, Inc.,
    7.625%, 09/15/03..............................      Baa3         10,500      10,732,260
    8.25%, 07/01/04...............................      Baa3          8,000       8,410,000
    8.50%, 07/01/07...............................      Baa3         11,000      11,726,550
    8.75%, 04/15/04...............................      Baa3         23,090      24,719,000
    8.75%, 08/15/05...............................      Baa3         19,000      20,499,670
    9.25%, 08/15/13...............................      Baa3         13,571      15,227,341
                                                                             --------------
                                                                                141,607,091
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.0%
  Federal Express Corp., M.T.N.,
    10.05%, 06/15/99..............................      Baa2            500         527,645
                                                                             --------------
UTILITIES -- 1.9%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3         14,000      14,523,880
    7.625%, 01/15/07..............................      Baa3         21,000      22,162,980
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/04...............................      Baa1         25,000      25,093,750
    6.875%, 12/15/17..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           5,000       4,415,625
                                                                             --------------
                                                                                 91,634,985
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  United States Treasury Bond,
    6.125%, 08/15/07..............................                    7,500       7,707,450
  United States Treasury Notes,
    5.875%, 01/31/99 (a)..........................                   20,000      20,046,800
    5.875%, 09/30/02..............................                   28,550      28,706,169
    5.875%, 02/15/04..............................                   16,750      16,896,563
    6.25%, 10/31/01...............................                    9,500       9,661,785
    6.375%, 03/31/01 (a)..........................                    4,600       4,686,250
    6.375%, 08/15/27..............................                   57,325      60,460,104
                                                                             --------------
                                                                                148,165,121
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOREIGN GOVERNMENT BONDS -- 4.2%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2       $   5,500  $    5,492,850
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2          16,500      15,592,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          25,000      22,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           3,000       3,007,969
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (a)..........................      Baa3         85,000      79,370,450
    8.00%, 06/14/01...............................      Baa3          2,250       2,257,875
    8.75%, 10/06/99...............................      Baa3         12,325      12,692,532
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         37,950      36,242,250
  Russian Ministry of Finance, (Russia),
    10.00%, 06/26/07..............................      Ba2           7,800       7,226,700
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2           6,900       8,176,500
                                                                             --------------
                                                                                198,183,376
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,787,932,280)....................................................   2,779,026,495
                                                                             --------------

COMMON STOCKS -- 32.5%                                 SHARES
                                                    -------------
AEROSPACE -- 0.8%
  AlliedSignal, Inc...............................        196,400       7,647,325
  GenCorp, Inc....................................        100,000       2,500,000
  Litton Industries, Inc. (b).....................         78,900       4,536,750
  Lockheed Martin Corp............................        193,000      19,010,500
  Parker-Hannifin Corp. (b).......................         43,925       2,015,059
  Raytheon Co. (Class "A" Stock) (b)..............          7,295         359,749
                                                                   --------------
                                                                       36,069,383
                                                                   --------------
AIRLINES -- 0.4%
  AMR Corp. (b)...................................         84,700      10,883,950
  US Airways Group, Inc. (b)......................        114,900       7,181,250
                                                                   --------------
                                                                       18,065,200
                                                                   --------------
APPAREL -- 0.0%
  Phillips-Van Heusen Corp........................         96,300       1,372,275
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.4%
  Chrysler Corp...................................        147,800       5,200,712
  Ford Motor Co...................................         95,600       4,654,525
  General Motors Corp.............................        111,000       6,729,375
  Mascotech, Inc..................................         96,000       1,764,000
  Titan International, Inc........................        102,950       2,065,434
                                                                   --------------
                                                                       20,414,046
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.4%
  BankAmerica Corp................................        172,000      12,556,000
  Barnett Banks, Inc..............................        179,600      12,908,750
  Chase Manhattan Corp............................        213,800      23,411,100
  Citicorp........................................         56,800       7,181,650
  Fleet Financial Group, Inc......................        166,100      12,447,119
                                                                   --------------
                                                                       68,504,619
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
CHEMICALS -- 0.2%
  Ferro Corp......................................        137,100  $    3,333,244
  Millennium Chemicals, Inc.......................        148,927       3,509,092
  OM Group, Inc...................................         64,400       2,358,650
                                                                   --------------
                                                                        9,200,986
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (b)...............................        373,700      12,845,937
                                                                   --------------
COMPUTER SERVICES -- 1.5%
  Autodesk, Inc...................................        671,600      24,849,200
  BMC Software, Inc. (b)..........................        296,400      19,451,250
  Cadence Design Systems, Inc. (b)................        693,800      16,998,100
  Microsoft Corp. (a).............................         67,900       8,776,075
                                                                   --------------
                                                                       70,074,625
                                                                   --------------
COMPUTERS -- 2.1%
  3Com Corp. (b)..................................        519,600      18,153,525
  Cisco Systems, Inc. (b).........................        436,050      24,309,787
  Compaq Computer Corp............................        245,300      13,844,119
  Digital Equipment Corp. (b).....................         99,200       3,670,400
  International Business Machines Corp............        179,800      18,800,337
  Sun Microsystems, Inc. (b)......................        552,900      22,046,887
                                                                   --------------
                                                                      100,825,055
                                                                   --------------
CONSTRUCTION -- 0.2%
  Oakwood Homes Corp..............................        141,600       4,699,350
  Standard Pacific Corp...........................        156,600       2,466,450
  Webb Corp.......................................        142,600       3,707,600
                                                                   --------------
                                                                       10,873,400
                                                                   --------------
CONSUMER-APPLIANCES -- 0.3%
  Sunbeam Corp.,..................................        293,000      12,342,625
                                                                   --------------
CONTAINERS -- 0.0%
  Owens-Illinois, Inc. (b)........................         58,300       2,211,756
                                                                   --------------
COSMETICS & SOAPS -- 0.5%
  Avon Products, Inc..............................        425,600      26,121,200
                                                                   --------------
DIVERSIFIED OPERATIONS -- 1.0%
  Cognizant Corp..................................        289,800      12,914,212
  General Electric Co.............................        408,600      29,981,025
  Whitman Corp....................................        135,000       3,518,437
                                                                   --------------
                                                                       46,413,674
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  American Home Products Corp.,...................        315,500      24,135,750
  Biogen, Inc. (b)................................        532,500      19,369,687
  Bristol-Myers Squibb Co.........................        308,700      29,210,737
  Cardinal Health, Inc............................        300,300      22,560,037
  Guidant Corp....................................        202,400      12,599,400
  Medtronic, Inc..................................        398,500      20,846,531
  Novartis Corp., AG, ADR (Switzerland)...........         84,100       6,833,125
  Pfizer, Inc.....................................        253,800      18,923,962
  Warner-Lambert Co...............................        190,400      23,609,600
                                                                   --------------
                                                                      178,088,829
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.0%
  Belden, Inc.....................................         68,200       2,404,050
                                                                   --------------
ELECTRONICS -- 0.5%
  Intel Corp......................................         79,600       5,591,900
  National Semiconductor Corp. (b)................        738,400      19,152,250
                                                                   --------------
                                                                       24,744,150
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.0%
  Giant Cement Holdings, Inc. (b).................         59,100       1,366,687
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.5%
  U.S.A. Waste Services, Inc. (b).................        651,100      25,555,675
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
EXPLORATION & PRODUCTION -- 0.0%
  Apex Silver Mines Ltd. (b)......................         83,600  $    1,065,900
                                                                   --------------
FINANCIAL SERVICES -- 1.6%
  Fannie Mae......................................         24,900       1,420,856
  Lehman Brothers Holdings, Inc...................        254,000      12,954,000
  Merrill Lynch & Co., Inc........................         59,200       4,317,900
  Morgan Stanley, Dean Witter, Discover & Co.,....        334,090      19,753,071
  Schwab (Charles) Corp...........................        417,600      17,513,100
  Travelers Group, Inc............................        357,967      19,285,472
                                                                   --------------
                                                                       75,244,399
                                                                   --------------
FOOD & BEVERAGES -- 1.3%
  PepsiCo, Inc....................................        740,500      26,981,969
  Quaker Oats Co..................................        317,300      16,737,575
  Ralston-Ralston Purina Group....................        205,600      19,107,950
                                                                   --------------
                                                                       62,827,494
                                                                   --------------
FOREST PRODUCTS -- 0.3%
  Boise Cascade Corp.,............................        145,600       4,404,400
  Champion International Corp.....................         96,200       4,359,062
  Louisiana-Pacific Corp..........................        100,400       1,907,600
  Mead Corp.......................................         96,500       2,702,000
  Willamette Industries, Inc......................         70,300       2,262,781
                                                                   --------------
                                                                       15,635,843
                                                                   --------------
HEALTHCARE -- 0.1%
  A.O. Smith Corp.................................         71,500       3,020,875
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp.,..................        203,800       6,037,575
  Healthsouth Corp. (b)...........................        779,300      21,625,575
                                                                   --------------
                                                                       27,663,150
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.0%
  Leggett & Platt, Inc............................         58,300       2,441,312
                                                                   --------------
HOUSING RELATED -- 0.2%
  Hanson, PLC, ADR (United Kingdom)...............        260,962       6,018,436
  Owens Corning...................................        100,100       3,415,912
                                                                   --------------
                                                                        9,434,348
                                                                   --------------
INSURANCE -- 1.2%
  Allstate Corp...................................        150,000      13,631,250
  Berkley (WR) Corp...............................         43,100       1,891,012
  Financial Security Assurance Holdings Ltd.,.....         34,600       1,669,450
  Loews Corp......................................         29,500       3,130,687
  PennCorp Financial Group, Inc...................         81,600       2,912,100
  Provident Companies, Inc........................         54,300       2,097,337
  Reinsurance Group of America, Inc...............        117,450       4,998,966
  TIG Holdings, Inc...............................         86,900       2,883,994
  Trenwick Group, Inc.............................         65,950       2,481,369
  United Healthcare Corp..........................        377,000      18,732,187
  Western National Corp...........................        134,500       3,984,562
                                                                   --------------
                                                                       58,412,914
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.0%
  Flowserve Corp..................................         40,186       1,122,696
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        398,800      22,083,550
                                                                   --------------
MACHINERY -- 0.2%
  Case Corp.......................................         88,400       5,342,675
  DT Industries, Inc..............................         36,400       1,237,600
  Global Industrial
    Technologies, Inc. (b)........................         62,400       1,056,900
  Paxar Corp. (b).................................        233,725       3,462,052
                                                                   --------------
                                                                       11,099,227
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MANUFACTURING -- 1.0%
  Illinois Tool Works, Inc. (b)...................        181,300  $   10,900,663
  Tyco International, Ltd.........................        802,800      36,176,175
                                                                   --------------
                                                                       47,076,838
                                                                   --------------
MEDIA -- 0.2%
  Central Newspapers, Inc. (Class "A" Stock)......         50,800       3,756,025
  Houghton Mifflin Co.............................         59,700       2,290,988
  Knight-Ridder, Inc..............................         59,200       3,078,400
  Lee Enterprises, Inc............................         51,700       1,528,381
                                                                   --------------
                                                                       10,653,794
                                                                   --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc., (b)........        198,200      12,883,000
                                                                   --------------
METALS-FERROUS -- 0.2%
  Bethlehem Steel Corp. (b).......................        225,200       1,942,350
  LTV Corp........................................        208,300       2,030,925
  Material Sciences Corp. (b).....................         98,500       1,200,469
  National Steel Corp. (Class "B" Stock) (b)......         42,900         496,031
  USX-U.S. Steel Group............................         61,800       1,931,250
                                                                   --------------
                                                                        7,601,025
                                                                   --------------
METALS-NON FERROUS -- 0.2%
  Aluminum Company of America.....................        147,600      10,387,350
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.3%
  Coltec Industries, Inc. (b).....................         44,400       1,029,525
  Donaldson, Co...................................         55,500       2,500,969
  IDEX Corp.......................................         61,100       2,130,863
  Mark IV Industries, Inc.........................         87,942       1,923,731
  Trinity Industries, Inc.........................         53,100       2,369,588
  Wolverine Tube, Inc. (b)........................         37,600       1,165,600
  York International Corp.........................         27,400       1,084,013
                                                                   --------------
                                                                       12,204,289
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  Eastman Kodak Co................................         29,200       1,775,725
  Unilever N.V., ADR (United Kingdom).............        237,000      14,797,688
                                                                   --------------
                                                                       16,573,413
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.2%
  CBS Corp........................................        207,400       6,105,338
  Energy Group, PLC, ADR (United Kingdom).........         49,862       2,225,092
                                                                   --------------
                                                                        8,330,430
                                                                   --------------
OIL & GAS -- 1.3%
  Basin Exploration, Inc. (b).....................         17,700         314,175
  Cabot Oil & Gas Corp. (Class "A" Stock).........         90,100       1,751,319
  Cross Timbers Oil Co............................        296,300       7,388,981
  Elf Aquitaine SA, ADR (France)..................        126,900       7,439,513
  Enron Oil & Gas Co..............................         49,200       1,042,425
  Murphy Oil Corp.................................         28,100       1,522,669
  Noble Affiliates, Inc.,.........................        196,700       6,933,675
  Pioneer Natural Resources Co....................        325,044       9,405,961
  Seagull Energy Corp. (b)........................         63,700       1,313,813
  Total SA (Class "B" Stock) (France).............        126,800       7,037,400
  Unocal Corp.....................................        389,700      15,125,231
  Western Gas Resources, Inc.,....................        104,700       2,316,488
                                                                   --------------
                                                                       61,591,650
                                                                   --------------
OIL & GAS SERVICES -- 1.5%
  Apache Corp.....................................        498,500      17,478,656
  Halliburton Co..................................        595,200      30,913,200
  J. Ray McDermott, SA (b)........................        166,500       7,159,500

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  McDermott International, Inc....................        307,700  $   11,269,513
  Oryx Energy Co. (b).............................        125,500       3,200,250
                                                                   --------------
                                                                       70,021,119
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Crescent Operating, Inc. (b)....................         17,360         425,320
  Crescent Real Estate Equities, Inc..............        166,300       6,548,063
  Equity Residential Properties Trust.............         14,600         738,213
                                                                   --------------
                                                                        7,711,596
                                                                   --------------
RETAIL -- 4.2%
  Bombay Company, Inc. (b)........................        141,500         654,438
  Borders Group, Inc. (b).........................        656,000      20,541,000
  Charming Shoppes, Inc. (b)......................        824,800       3,866,250
  Consolidated Stores Corp. (b)...................        466,900      20,514,419
  Costco Companies, Inc. (b)......................        373,200      16,654,050
  CVS Corp........................................        157,900      10,115,469
  Designs, Inc. (b)...............................         52,800         158,400
  Dillards, Inc. (Class "A" Stock)................         32,200       1,135,050
  Federated Department Stores, Inc. (b)...........        242,700      10,451,269
  Home Depot, Inc.................................        276,050      16,252,444
  Jan Bell Marketing, Inc. (b)....................        153,800         384,500
  Kmart Corp. (b).................................        619,600       7,164,125
  Kroger Co. (b)..................................        407,400      15,048,338
  Liz Claiborne, Inc..............................        276,600      11,565,338
  Rite Aid Corp...................................        241,700      14,184,769
  Safeway, Inc. (b)...............................        407,800      25,793,350
  Tandy Corp......................................         47,500       1,831,719
  The Limited, Inc................................        215,300       5,490,150
  The TJX Companies, Inc..........................        449,600      15,455,000
  Toys 'R' Us, Inc. (b)...........................         88,700       2,788,506
                                                                   --------------
                                                                      200,048,584
                                                                   --------------
RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.......................         39,800       2,532,275
                                                                   --------------
TELECOMMUNICATIONS -- 1.2%
  Alcatel Alsthom, ADR (France)...................        127,000       3,214,688
  Deutsche Telekom, ADR (Germany).................         45,800         853,025
  Nextel Communications, Inc. (Class "A" Stock)
    (b)...........................................        871,500      22,659,000
  Tellabs, Inc. (b)...............................        299,000      15,809,625
  WorldCom, Inc...................................        410,800      12,426,700
                                                                   --------------
                                                                       54,963,038
                                                                   --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (b)...         73,800       1,891,125
  Pillowtex Corp..................................         18,830         656,696
  Tultex Corp. (b)................................         89,800         364,813
                                                                   --------------
                                                                        2,912,634
                                                                   --------------
TOBACCO -- 0.8%
  Bat Industries, PLC, ADR (United Kingdom).......        107,100       2,008,125
  Phillip Morris Co. Inc..........................        646,700      29,303,594
  RJR Nabisco Holdings Corp.......................        125,800       4,717,500
                                                                   --------------
                                                                       36,029,219
                                                                   --------------
TOYS -- 0.4%
  Mattel, Inc.....................................        475,751      17,721,725
                                                                   --------------
TRUCKING/SHIPPING -- 0.0%
  Yellow Corp. (b)................................         44,300       1,113,038
                                                                   --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc...........................        208,000       5,720,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,331,959,806)..........................................   1,543,620,897
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B5

DECEMBER 31, 1997

                                                                       VALUE
PREFERRED STOCKS -- 0.7%                               SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES -- 0.7%
  Central Hispano Capital Corp.,..................        225,900  $    6,254,606
  Central Hispano Corp.,..........................      1,000,000      26,000,000
                                                                   --------------
                                                                       32,254,606
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $31,236,594).............................................      32,254,606
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,151,360,152)..........................................   4,354,901,998
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
SHORT-TERM INVESTMENTS -- 7.2%                      (UNAUDITED)     (000)
                                                    ------------  ---------
ASSET-BACKED SECURITIES -- 0.3%
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1       $   1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           4,600       4,560,857
  Falcon Asset Securitization Corp.,
    5.90%, 01/21/98...............................       P1           1,000         996,886
  Restructured Asset Securities Enhanced Return,
    5.95875%, 08/28/98............................       P1           4,000       4,000,000
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           2,000       2,000,000
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1           2,000       1,984,184
  Wood Street Funding Corp.,
    5.83%, 02/13/98...............................       P1           1,000         993,198
                                                                             --------------
                                                                                 15,526,574
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank--Michigan,
    5.00%, 01/30/98...............................       P1           2,000       1,998,356
  US Bank, N.A.,
    5.83094%, 10/21/98............................       P1           1,000         999,358
                                                                             --------------
                                                                                  7,997,714
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURO -- 0.2%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           4,000       4,000,209
  Westdeutsche Landesbank Girozentral, (Germany),
    5.83%, 08/03/98...............................       P1           6,000       5,997,462
                                                                             --------------
                                                                                  9,997,671
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.1%
  Canadian Imperial Bank of Commerce, (Canada),
    5.95%, 06/29/98...............................       P1             900         899,706
  Corestates Bank, NA,
    5.7825%, 01/23/98.............................       P1           1,000       1,000,000
  Credit Agricole Indosuez,
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           7,000       6,998,241
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, N.Y., (Finland),
    6.125%, 05/15/98..............................       A3       $   6,160  $    6,160,000
    9.75%, 12/15/98...............................      Baa1         16,950      17,472,908
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,775       2,802,750
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Swiss Bank Corp.,
    5.77%, 01/30/98...............................       P1           2,000       1,999,421
                                                                             --------------
                                                                                 53,613,180
                                                                             --------------
COMMERCIAL PAPER -- 3.4%
  Aon Corp.,
    5.79%, 03/12/98...............................       P2             880         870,234
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,000         993,719
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           6,000       5,992,907
  BP America,
    6.90%, 01/02/98...............................       P1           6,500       6,500,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,088,291
  Coca-Cola Enterprises,
    5.65%, 03/12/98...............................       P2           3,000       2,967,512
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,498,000
    6.09%, 11/09/98...............................      Baa1         34,000      34,009,860
    6.29%, 10/22/98...............................      Baa1          5,000       5,009,900
    6.689%, 05/22/98..............................      Baa1          9,000       9,024,300
  Duke Capital Corp.,
    5.90%, 01/23/98...............................       P2           1,000         996,558
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    7.875%, 03/15/98 (b)..........................      Baa2          9,925       9,961,921
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,045,750
  Finova Capital Corp.,
    5.75%, 02/04/98...............................       P2           3,400       3,382,079
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         11,500      11,521,275
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  Honeywell Inc.,
    6.75%, 01/02/98...............................       P1           4,250       4,250,000
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           2,000       1,970,981
    5.74%, 04/28/98...............................       P1           1,600       1,570,407
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Newell Co.,
    6.80%, 01/02/98...............................       P1           6,500       6,500,000
  Old Line Funding Corp.,
    5.90%, 01/21/98...............................      A1+           1,000         996,886
  PHH Corp.,
    6.75%, 01/02/98...............................       P1           6,500       6,500,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           2,000       1,976,320
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3       $   1,000  $    1,000,220
  Xerox Capital (Europe) PLC
    5.75%, 02/05/98...............................       P1           3,000       2,983,708
    5.79%, 02/12/98...............................       P1             875         869,230
    6.85%, 01/02/98...............................       P1           2,610       2,610,000
                                                                             --------------
                                                                                156,055,189
                                                                             --------------
MEDIUM TERM NOTES -- 0.2%
  Ford Motor Credit Corp.,
    9.00%, 03/25/98...............................       P1           1,200       1,208,318
  General Motors Acceptance Corp.,
    5.76825%, 09/21/98............................       P1           3,000       2,997,564
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           4,000       3,998,626
  Morgan Stanley Group, Inc.,
    6.34%, 03/09/98...............................       P1           1,000       1,000,606
  Suntrust Banks, Inc.,
    8.875%, 02/01/98..............................       P1             805         806,820
                                                                             --------------
                                                                                 10,011,934
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.1%
  Association Corp. of America,
    6.125%, 02/01/98..............................       P1           2,040       2,039,976
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,700       2,709,664
                                                                             --------------
                                                                                  4,749,640
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.0%
  United States Treasury Bills,
    5.045%, 03/19/98 (a)..........................                      700         692,545
    5.165%, 01/22/98 (a)..........................                      300         299,139
    5.29%, 03/19/98 (a)...........................                      400         395,533
                                                                             --------------
                                                                                  1,387,217
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REPURCHASE AGREEMENT -- 1.7%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................                $  81,783  $   81,783,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $340,697,062)......................................................     341,122,119
                                                                             --------------
TOTAL INVESTMENTS -- 99.0%
  (cost $4,491,825,742; Note 6)............................................   4,696,024,117
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (c) -- (0.0%)..................................................        (653,438)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.0%.....................................................................      48,861,360
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,744,232,039
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    M.T.N.  Medium Term Note
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Open futures contracts as of December 31, 1997 are as follows:

NUMBER OF                        EXPIRATION    VALUE AT         VALUE AT        APPRECIATION/
CONTRACTS          TYPE             DATE      TRADE DATE    DECEMBER 31, 1997    DEPRECIATION
Long Position:
    61     S&P 500 Index           Mar 98     15,095,625          14,931,275      (164,350)
   318     U.S. Treasury 5 Yr.     Mar 98     34,423,500          34,542,750       119,250
   166     U.S. Treasury 5 Yr.     Mar 98     19,931,438          19,997,813        66,375
Short Position:
   637     U.S. Treasury 5 Yr.     Mar 98     75,803,000          76,738,594      (935,594)
   365     U.S. Treasury 5 Yr.     Mar 98     39,488,438          39,648,125      (159,687)
  1181     U.S. Treasury 10 Yr.    Mar 98    131,755,312         132,456,531      (701,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.8%
                                                                       VALUE
COMMON STOCKS -- 57.6%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.3%
  AlliedSignal, Inc...............................        289,300  $   11,264,619
  GenCorp, Inc....................................        428,200      10,705,000
  Litton Industries, Inc. (a).....................        324,400      18,653,000
  Lockheed Martin Corp............................        272,900      26,880,650
  Raytheon Co. (Class "A" Stock)..................         30,252       1,491,826
                                                                   --------------
                                                                       68,995,095
                                                                   --------------
AIRLINES -- 1.4%
  AMR Corp. (a)...................................        346,000      44,461,000
  USAir Group, Inc. (a)...........................        491,700      30,731,250
                                                                   --------------
                                                                       75,192,250
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.5%
  Chrysler Corp...................................        632,700      22,263,131
  Ford Motor Co...................................        301,300      14,669,544
  General Motors Corp.............................        474,400      28,760,500
  Mascotech, Inc..................................        411,300       7,557,637
  Titan International, Inc........................        440,700       8,841,544
                                                                   --------------
                                                                       82,092,356
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.8%
  BankAmerica Corp................................        243,900      17,804,700
  Barnett Banks, Inc..............................        254,200      18,270,625
  Chase Manhattan Corp............................        302,100      33,079,950
  Citicorp........................................         80,500      10,178,219
  Fleet Financial Group, Inc......................        235,100      17,617,806
                                                                   --------------
                                                                       96,951,300
                                                                   --------------
CHEMICALS -- 0.7%
  Ferro Corp......................................        586,950      14,270,222
  Millennium Chemicals, Inc.......................        637,700      15,025,806
  OM Group, Inc...................................        275,900      10,104,837
                                                                   --------------
                                                                       39,400,865
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (a)...............................        529,500      18,201,562
                                                                   --------------
COMPUTERS -- 2.2%
  3Com Corp. (a)..................................        737,000      25,748,937
  Compaq Computer Corp............................        346,700      19,566,881
  Digital Equipment Corp. (a).....................        424,700      15,713,900
  International Business Machines Corp............        254,400      26,600,700
  Sun Microsystems, Inc. (a)......................        781,100      31,146,362
                                                                   --------------
                                                                      118,776,780
                                                                   --------------
COMPUTER SERVICES -- 2.4%
  Autodesk, Inc...................................        951,300      35,198,100
  BMC Software, Inc. (a)..........................        419,800      27,549,375
  Cadence Design Systems, Inc. (a)................        979,500      23,997,750
  Cisco Systems, Inc. (a).........................        617,100      34,403,325
  Microsoft Corp..................................         95,800      12,382,150
                                                                   --------------
                                                                      133,530,700
                                                                   --------------
CONSTRUCTION -- 0.8%
  Oakwood Homes Corp..............................        606,400      20,124,900
  Standard Pacific Corp...........................        670,400      10,558,800
  Webb Corp.......................................        611,100      15,888,600
                                                                   --------------
                                                                       46,572,300
                                                                   --------------
CONTAINERS -- 0.2%
  Owens-Illinois, Inc. (a)........................        250,000       9,484,375
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Avon Products, Inc..............................        595,600      36,554,950
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DIVERSIFIED OPERATIONS -- 1.7%
  Cognizant Corp..................................        410,000  $   18,270,625
  General Electric Co.............................        577,200      42,352,050
  Loews Corp......................................        175,000      18,571,875
  Whitman Corp....................................        578,000      15,064,125
                                                                   --------------
                                                                       94,258,675
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 4.6%
  American Home Products Corp.....................        446,600      34,164,900
  Biogen, Inc. (a)................................        752,300      27,364,912
  Bristol-Myers Squibb Co.........................        453,400      42,902,975
  Cardinal Health, Inc............................        425,100      31,935,637
  Guidant Corp....................................        284,900      17,735,025
  Medtronic, Inc..................................        564,000      29,504,250
  Novartis Corp., AG, ADR (Switzerland)...........        114,200       9,278,750
  Pfizer, Inc.....................................        359,600      26,812,675
  Warner-Lambert Co...............................        269,000      33,356,000
                                                                   --------------
                                                                      253,055,124
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.2%
  Baldor Electric Co..............................              1              29
  Belden, Inc.....................................        292,200      10,300,050
                                                                   --------------
                                                                       10,300,079
                                                                   --------------
ELECTRONICS -- 0.6%
  Intel Corp......................................        112,500       7,903,125
  National Semiconductor Corp. (a)................      1,029,600      26,705,250
                                                                   --------------
                                                                       34,608,375
                                                                   --------------
ENERGY -- 0.2%
  Energy Group, PLC, ADR (United Kingdom).........        218,900       9,768,413
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holdings, Inc. (a).................        259,600       6,003,250
                                                                   --------------
ENVIRONMENTAL SERVICES -- 1.1%
  U.S.A. Waste Services, Inc. (a).................        920,200      36,117,850
  Waste Management, Inc...........................        872,300      23,988,250
                                                                   --------------
                                                                       60,106,100
                                                                   --------------
FINANCIAL SERVICES -- 3.3%
  Federal National Mortgage Association...........         35,100       2,002,894
  Lehman Brothers Holdings, Inc...................      1,087,300      55,452,300
  Merrill Lynch & Co., Inc........................        253,100      18,460,481
  Morgan Stanley, Dean Witter, Discover & Co......        632,195      37,378,529
  Schwab (Charles) Corp...........................        589,900      24,738,931
  Travelers Group, Inc............................        763,266      41,120,956
                                                                   --------------
                                                                      179,154,091
                                                                   --------------
FOOD & BEVERAGES -- 2.0%
  PepsiCo, Inc....................................      1,047,900      38,182,856
  Quaker Oats Co..................................        448,500      23,658,375
  Ralston-Ralston Purina Group....................        291,000      27,044,812
  RJR Nabisco Holdings Corp.......................        538,700      20,201,250
                                                                   --------------
                                                                      109,087,293
                                                                   --------------
FOREST PRODUCTS -- 1.3%
  Boise Cascade Corp..............................        700,000      21,175,000
  Champion International Corp.....................        412,200      18,677,812
  Louisiana-Pacific Corp..........................        412,200       7,831,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Mead Corp.......................................        413,200  $   11,569,600
  Willamette Industries, Inc......................        301,600       9,707,750
                                                                   --------------
                                                                       68,961,962
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.0%
  Columbia/HCA Healthcare Corp....................        855,000      25,329,375
  Healthsouth Corp. (a)...........................      1,101,400      30,563,850
                                                                   --------------
                                                                       55,893,225
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.5%
  Leggett & Platt, Inc............................        249,500      10,447,812
  Sunbeam Corp....................................        415,000      17,481,875
                                                                   --------------
                                                                       27,929,687
                                                                   --------------
HOUSING RELATED -- 0.7%
  Hanson, PLC, ADR (United Kingdom)...............      1,046,700      24,139,519
  Owens Corning...................................        429,000      14,639,625
                                                                   --------------
                                                                       38,779,144
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.2%
  Parker-Hannifin Corp............................        187,500       8,601,563
                                                                   --------------
INSURANCE -- 2.6%
  Allstate Corp...................................        212,000      19,265,500
  Berkley (WR) Corp...............................        186,450       8,180,494
  Financial Security Assurance Holdings Ltd.......        148,500       7,165,125
  PennCorp Financial Group, Inc...................        349,600      12,476,350
  Provident Companies, Inc........................        232,600       8,984,175
  Reinsurance Group of America, Inc...............        503,100      21,413,194
  TIG Holdings, Inc...............................        372,300      12,355,706
  Trenwick Group, Inc.............................        289,700      10,899,962
  United Healthcare Corp..........................        532,700      26,468,531
  Western National Corp...........................        575,900      17,061,037
                                                                   --------------
                                                                      144,270,074
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        563,300      31,192,737
                                                                   --------------
MACHINERY -- 0.9%
  Case Corp.......................................        378,500      22,875,594
  DT Industries, Inc..............................        155,600       5,290,400
  Global Industrial Technologies, Inc. (a)........        273,600       4,634,100
  Paxar Corp. (a).................................      1,011,875      14,988,398
                                                                   --------------
                                                                       47,788,492
                                                                   --------------
MANUFACTURING -- 1.6%
  A.O. Smith Corp.................................        306,300      12,941,175
  Flowserve Corp..................................        171,691       4,796,617
  Illinois Tool Works, Inc........................        256,100      15,398,012
  Tyco International, Ltd.........................      1,134,202      51,109,978
                                                                   --------------
                                                                       84,245,782
                                                                   --------------
MEDIA -- 0.8%
  Central Newspapers, Inc. (Class "A" Stock)......        217,600      16,088,800
  Houghton Mifflin Co.............................        255,200       9,793,300
  Knight-Ridder, Inc..............................        253,000      13,156,000
  Lee Enterprises, Inc............................        221,400       6,545,137
                                                                   --------------
                                                                       45,583,237
                                                                   --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc. (a).........        280,000      18,200,000
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).......................        958,000  $    8,262,750
  LTV Corp........................................        892,000       8,697,000
  Material Sciences Corp. (a).....................        421,800       5,140,687
  National Steel Corp. (Class "B" Stock) (a)......        183,200       2,118,250
  USX-U.S. Steel Group............................        265,100       8,284,375
                                                                   --------------
                                                                       32,503,062
                                                                   --------------
METALS-NON FERROUS -- 0.8%
  Aluminum Company of America.....................        632,400      44,505,150
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  Coltec Industries, Inc. (a).....................        190,000       4,405,625
  Donaldson, Co...................................        237,800      10,715,862
  IDEX Corp.......................................        261,500       9,119,813
  Mark IV Industries, Inc.........................        376,900       8,244,688
  Trinity Industries, Inc.........................        227,000      10,129,875
  Wolverine Tube, Inc. (a)........................        164,600       5,102,600
  York International Corp.........................        117,200       4,636,725
                                                                   --------------
                                                                       52,355,188
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co................................        120,000       7,297,500
  Unilever N.V., ADR (United Kingdom).............        334,000      20,854,125
                                                                   --------------
                                                                       28,151,625
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.5%
  CBS Corp........................................        892,600      26,275,913
                                                                   --------------
OIL & GAS -- 3.0%
  Basin Exploration, Inc. (a).....................         75,700       1,343,675
  Cabot Oil & Gas Corp. (Class "A" Stock).........        385,700       7,497,044
  Cross Timbers Oil Co............................        417,400      10,408,913
  Elf Aquitaine SA, ADR (France)..................        544,200      31,903,725
  Enron Oil & Gas Co..............................        210,600       4,462,088
  Murphy Oil Corp.................................        120,900       6,551,269
  Noble Affiliates, Inc...........................        426,300      15,027,075
  Pioneer Natural Resources Co....................      1,426,731      41,286,028
  Seagull Energy Corp. (a)........................        260,200       5,366,625
  Total SA (Class "B" Stock) (France).............        179,200       9,945,600
  Unocal Corp.....................................        550,500      21,366,281
  Western Gas Resources, Inc......................        448,500       9,923,063
                                                                   --------------
                                                                      165,081,386
                                                                   --------------
OIL & GAS SERVICES -- 3.0%
  Apache Corp.....................................        704,200      24,691,013
  Halliburton Co..................................        844,100      43,840,444
  J. Ray McDermott, SA (a)........................        713,300      30,671,900
  McDermott International, Inc....................      1,345,700      49,286,263
  Oryx Energy Co. (a).............................        537,500      13,706,250
                                                                   --------------
                                                                      162,195,870
                                                                   --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd. (a)......................        360,900       4,601,475
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.7%
  Crescent Operating, Inc. (a)....................         71,240       1,745,380
  Crescent Real Estate Equities, Inc..............        712,400      28,050,750
  Equity Residential Properties Trust.............        160,000       8,090,000
                                                                   --------------
                                                                       37,886,130
                                                                   --------------
RETAIL -- 6.4%
  Bombay Company, Inc. (a)........................        605,900       2,802,288
  Borders Group, Inc. (a).........................        927,500      29,042,344

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Charming Shoppes, Inc. (a)......................      3,532,600  $   16,559,063
  Consolidated Stores Corp. (a)...................        661,800      29,077,838
  Costco Companies, Inc. (a)......................        526,000      23,472,750
  CVS Corp........................................        223,000      14,285,938
  Designs, Inc. (a)...............................        216,200         648,600
  Dillards, Inc. (Class "A" Stock)................        138,100       4,868,025
  Federated Department Stores, Inc. (a)...........        342,800      14,761,825
  Home Depot, Inc.................................        390,000      22,961,250
  Jan Bell Marketing, Inc. (a)....................        658,700       1,646,750
  K mart Corp. (a)................................      2,646,900      30,604,781
  Kroger Co. (a)..................................        575,200      21,246,450
  Liz Claiborne, Inc..............................        391,300      16,361,231
  Phillips-Van Heusen Corp........................        412,600       5,879,550
  Rite Aid Corp...................................        341,400      20,035,913
  Safeway, Inc. (a)...............................        576,300      36,450,975
  Tandy Corp......................................        203,800       7,859,038
  The Limited, Inc................................        837,400      21,353,700
  The TJX Companies, Inc..........................        637,200      21,903,750
  Toys 'R' Us, Inc. (a)...........................        379,600      11,933,675
                                                                   --------------
                                                                      353,755,734
                                                                   --------------
RUBBER -- 0.2%
  Goodyear Tire & Rubber Co.......................        170,800      10,867,150
                                                                   --------------
TELECOMMUNICATIONS -- 1.6%
  Alcatel Alsthom, ADR (France)...................        543,800      13,764,938
  Deutsche Telekom, ADR (Germany).................        196,100       3,652,363
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................      1,242,000      32,292,000
  Tellabs, Inc. (a)...............................        422,500      22,339,688
  WorldCom, Inc...................................        579,500      17,529,875
                                                                   --------------
                                                                       89,578,864
                                                                   --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...        316,400       8,107,750
  Pillowtex Corp..................................         78,333       2,731,856
  Tultex Corp. (a)................................        384,400       1,561,625
                                                                   --------------
                                                                       12,401,231
                                                                   --------------
TOBACCO -- 1.0%
  Bat Industries, PLC, ADR (United Kingdom).......        458,600       8,598,750
  Phillip Morris Co. Inc..........................      1,034,900      46,893,906
                                                                   --------------
                                                                       55,492,656
                                                                   --------------
TOYS -- 0.5%
  Mattel, Inc.....................................        672,700      25,058,075
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp. (a)................................        189,400       4,758,675
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,741,915,742)..........................................   3,159,008,020
                                                                   --------------

PREFERRED STOCKS -- 0.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Corp............................      1,000,000      26,000,000
                                                                   --------------
    (cost $25,440,000)

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 35.8%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 2.3%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,379,695
    10.375%, 02/01/11 (c).........................      Ba1          25,750      33,388,737
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         19,500      23,372,310
    11.21%, 05/01/14..............................      Baa3         17,500      24,540,425
                                                                             --------------
                                                                                126,625,826
                                                                             --------------
APPAREL MANUFACTURING -- 0.4%
  Nine West Group, Inc.,
    8.375%, 08/15/05..............................      Ba2          25,000      23,937,500
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.4%
  California Infrastructure,
    6.17%, 03/25/03...............................      Aaa           4,000       4,012,400
  MBNA Master Credit Card Trust,
    5.976%, 11/15/02..............................      Aaa           1,000       1,000,312
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (b)...........................      Aaa           4,500       4,453,560
                                                                             --------------
                                                                                  9,466,272
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.5%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2           5,500       5,492,850
  Banc One Corp.,
    5.876%, 09/30/99..............................      Aa3           5,000       5,010,400
  Banco Ganadero, SA, (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05 (b)...........................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 (b)..........................      Ba1          43,000      25,198,430
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           5,400       5,413,500
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           2,500       2,495,000
  BT Securities Corp.,
    6.125%, 02/24/00..............................       A3           5,000       4,955,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,225,757
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3           5,000       5,000,000
  Chemical Banking,
    6.075%, 02/28/00..............................      Aa3           6,000       6,009,240
  Citicorp, M.T.N.,
    6.045%, 05/15/00..............................      Aa3          10,000      10,031,800
  First Chicago NBD Corp.,
    5.986%, 06/10/02..............................       A1          10,000       9,989,600
  Great Western Financial,
    8.206%, 02/01/27..............................      Baa2         14,200      15,060,804

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/01/49 (b)...........................       A3       $   9,000  $    9,180,000
  Key Bank N.A.
    5.875%, 08/29/00..............................      Aa3           7,000       6,950,020
  MBNA America Bank N.A.,
    5.973%, 07/18/01..............................      Baa1          5,000       4,965,500
  MBNA Corp.,
    6.288%, 09/08/00..............................      Baa2          3,000       2,991,000
  Merita Bank, Ltd.,
    7.50%, 12/29/49 (b)...........................       NR          12,000      12,312,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,700,000
    6.60%, 12/10/07...............................       A1           5,000       5,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Norwest Corp.,
    5.863%, 11/13/01..............................      Aa3           6,450       6,446,130
  Okobank, (Finland),
    7.20%, 10/29/49 (c)...........................       A3          12,500      12,640,625
    7.312%, 09/27/49 (b)..........................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (b)...........................      Aa3           5,000       5,032,600
  Siam Commercila, (Thailand),
    7.50%, 03/15/06 (b)...........................      Ba1          14,500       9,425,000
  Suntrust Bank, Inc.,
    5.889%, 04/22/02..............................       A1          10,000       9,979,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49 (b)..........................       A1           5,000       5,037,500
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (b)...........................      Ba1          20,000      12,000,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                302,152,738
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.6%
  Roger Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,200,000
  Tele-Communications, Inc.,
    6.656%, 12/20/00..............................      Ba1           5,000       5,012,500
    7.375%, 02/15/00..............................      Ba1           6,000       6,115,800
    7.875%, 08/01/13..............................      Ba1          43,750      47,056,187
    8.25%, 01/15/03...............................      Ba1           8,000       8,543,120
    9.875%, 06/15/22..............................      Ba1          12,878      16,782,996
                                                                             --------------
                                                                                 85,710,603
                                                                             --------------
CHEMICALS -- 0.2%
  Reliance Industries Ltd., (India),
    9.375%, 06/24/26..............................      Baa3         12,000      12,045,000
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CONSULTING -- 0.3%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1      $  12,500  $   12,513,250
    6.375%, 11/30/01..............................      Baa1          2,700       2,700,000
                                                                             --------------
                                                                                 15,213,250
                                                                             --------------
CONSUMER SERVICES
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           4,000       4,004,080
                                                                             --------------
FINANCIAL SERVICES -- 5.3%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,600,000
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Caterpillar Financial Services,
    5.829%, 04/10/00..............................       A2           5,000       5,011,850
  Conseco, Inc.,
    8.70%, 11/15/26 (c)...........................      Baa3         32,538      36,378,552
    8.796%, 04/01/27..............................      Ba2          29,000      32,368,930
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         20,700      20,797,290
    6.95%, 03/01/04...............................      Baa2          7,500       7,650,000
    7.00%, 06/15/00...............................      Baa3         13,500      13,769,460
  Ford Credit Europe PLC,
    6.086%, 12/20/99..............................       A1          10,000      10,010,000
  General Motors Acceptance Corp., M.T.N.,
    5.813%, 10/30/00..............................       A3          10,000       9,941,250
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1         10,000       9,937,500
    6.40%, 08/30/00 (c)...........................      Baa1         93,250      93,133,437
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         23,100      24,486,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
                                                                             --------------
                                                                                290,489,844
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer Daniels,
    6.95%, 12/15/2097.............................      Aa3          19,700      19,956,888
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
                                                                             --------------
                                                                                 24,965,538
                                                                             --------------
FOREST PRODUCTS -- 0.4%
  UPM-Kymmene Corp.,
    7.45%, 11/26/27...............................      Baa1         23,400      24,014,250
                                                                             --------------
INVESTMENT BANKING -- 1.9%
  Merrill Lynch Pierce, Fenner & Smith, Inc.,
    5.935%, 11/14/00..............................       A3          10,000       9,966,250
  Morgan Stanley Group, Inc.,
    5.869%, 12/19/01..............................       A1           5,000       4,987,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  PaineWebber Group, Inc.,
    6.206%, 06/03/99..............................      Baa1      $   5,000  $    5,004,000
  Salomon, Inc.,
    6.25%, 10/01/99...............................      Baa1         26,400      26,430,624
    6.50%, 03/01/00...............................       A2          19,000      19,099,560
    6.59%, 02/21/01...............................       A2          23,250      23,443,440
    6.75%, 08/15/03...............................      Baa1          5,000       5,059,400
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
                                                                             --------------
                                                                                102,842,784
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,815       5,921,647
                                                                             --------------
MEDIA -- 3.4%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,323,132
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1           9,250      10,014,050
    8.18%, 08/15/07...............................      Ba1           8,000       8,707,680
    9.125%, 01/15/13..............................      Ba1          39,690      47,261,661
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          18,275      20,504,916
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          23,350      22,943,243
    7.75%, 06/01/05...............................      Ba2          68,800      69,975,792
                                                                             --------------
                                                                                188,730,474
                                                                             --------------
METALS & MINING -- 0.1%
  PT Alatief Freeport Financial Co.,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           7,600       7,676,000
                                                                             --------------
OIL & GAS -- 1.2%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          3,000       3,362,100
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1          20,990      23,351,585
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         33,250      34,169,695
                                                                             --------------
                                                                                 68,282,700
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      24,937,500
                                                                             --------------
RETAIL -- 1.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,848,400
    8.50%, 06/15/03 (b)...........................      Baa2         54,890      59,879,501
    10.00%, 02/15/01..............................      Ba1           8,000       8,811,200
                                                                             --------------
                                                                                 72,539,101
                                                                             --------------
SHIPPING -- 0.1%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................      Baa1          5,650       5,579,375
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
TELECOMMUNICATIONS -- 1.9%
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $   4,000  $    1,920,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          57,000      59,689,830
    7.75%, 04/01/07...............................      Ba1          20,000      21,477,800
    7.75%, 04/01/27...............................      Ba1           6,000       6,592,560
    8.875%, 01/15/06..............................      Ba1          16,000      17,214,720
                                                                             --------------
                                                                                106,894,910
                                                                             --------------
TOBACCO -- 2.4%
  Philip Morris Co. Inc.,
    7.20%, 02/01/07...............................       A2          10,000      10,318,900
    7.50%, 04/01/04...............................       A2          50,000      52,363,500
  RJR Nabisco, Inc.,
    8.50%, 07/01/07...............................      Baa3         12,750      13,592,138
    8.75%, 04/15/04...............................      Baa3          5,000       5,352,750
    8.75%, 08/15/05...............................      Baa3         12,500      13,486,625
    8.75%, 07/15/07...............................      Baa3         25,000      27,110,750
    9.25%, 08/15/13...............................      Baa3          7,000       7,854,350
                                                                             --------------
                                                                                130,079,013
                                                                             --------------
UTILITIES -- 1.4%
  Cleveland Electric Illumination,
    7.88%, 11/01/17...............................      Ba1          27,000      28,503,900
  Consolidated Edison,
    5.998%, 06/15/02..............................       A1           7,000       7,014,420
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/17...............................      Baa1          5,000       5,018,750
    6.875%, 12/15/07..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           6,250       5,519,531
  Southern California Edison Co.,
    6.38%, 09/25/08...............................      Aaa           7,000       7,057,400
                                                                             --------------
                                                                                 78,552,751
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19 (b).....................                   11,800       3,071,658
  United States Treasury Bonds,
    6.125%, 08/15/07..............................                   10,450      10,739,047
  United States Treasury Notes,
    5.875%, 09/30/02 (c)..........................                    7,650       7,691,846
    6.00%, 08/15/00...............................                    2,750       2,769,773
    6.375%, 08/15/27..............................                   37,910      39,983,298
                                                                             --------------
                                                                                 64,255,622
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 3.4%
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         13,600      12,716,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2       $  12,500  $   11,812,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          35,000      31,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           2,000       2,005,313
  Republic of Argentina, (Argentina),
    6.687%, 03/31/05..............................       B1           1,949       1,744,176
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (b)..........................      Baa3         25,000      23,344,250
    8.00%, 06/14/01...............................      Baa3          2,150       2,157,525
    8.75%, 10/06/99...............................      Baa3         12,300      12,666,786
  Republic of Philippines, (The Philippines),
    8.60%, 06/15/27 (b)...........................      Ba1           8,000       6,560,000
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         25,600      24,448,000
  Russian Ministry of Finance, (Russia),
    9.25%, 11/27/01...............................      Ba2          35,000      33,337,500
    10.00%, 06/26/07..............................      Ba2           5,600       5,188,400
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2          11,200      13,272,000
                                                                             --------------
                                                                                186,376,200
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,964,292,103)....................................................   1,966,905,540
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,731,647,845)....................................................   5,151,913,560
                                                                             --------------

SHORT-TERM INVESTMENTS -- 5.8%
ASSET-BACKED SECURITIES -- 0.4%
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,100       1,093,091
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1           1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           5,400       5,354,049
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Restructured Asset Securities Enhanced Return,
    5.958%, 08/28/98..............................       P1           4,000       4,000,000
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           5,000       5,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1       $   2,135  $    2,118,116
    5.88%, 01/29/98...............................       P1           1,000         995,590
    5.98%, 01/21/98...............................       P1           1,225       1,221,134
                                                                             --------------
                                                                                 23,746,477
                                                                             --------------
BANK ACCEPTANCE -- 0.1%
  Bank of Montreal, (Canada),
    5.68%, 02/17/98...............................       P1           4,000       3,970,969
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank Michigan,
    5.00%, 01/30/98...............................       P1           3,000       2,997,534
  US Bank, N.A.,
    5.830%, 10/21/98..............................       P1           3,000       2,998,073
                                                                             --------------
                                                                                 10,995,607
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Taubman Realty Group,
    6.519%, 07/27/98..............................       P1           5,500       5,517,710
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           3,000       3,000,157
  Westdeutsche Landesbank Girozentral, (Germany),
    5.82%, 08/03/98...............................       P1           2,000       1,999,096
    5.83%, 08/03/98...............................       P1           3,000       2,998,731
                                                                             --------------
                                                                                  7,997,984
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.4%
  Canadian Imperial Bank of Commerce, (Canada),
    5.80%, 03/02/98...............................       P1           1,000         999,485
    5.95%, 06/29/98...............................       P1           3,500       3,498,858
  Credit Agricole Indosuez, (France),
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           5,000       4,998,743
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Societe Generale, (France),
    6.19%, 05/06/98...............................       P1           4,000       3,999,194
                                                                             --------------
                                                                                 21,495,497
                                                                             --------------
COMMERCIAL PAPER -- 1.4%
  American General Finance Corp.,
    5.72%, 03/13/98...............................       P1           2,000       1,977,756
  Aon Corp.,
    5.79%, 03/13/98...............................       P2           1,000         988,742
    5.79%, 03/18/98...............................       P2           1,048       1,035,358
  Associates First Capital Corp.,
    5.79%, 02/04/98...............................       P1           1,000         994,692
  Bank of New York,
    5.75%, 02/06/98...............................       P1           2,285       2,272,226
  Barnett Bank, Inc.,
    6.00%, 01/28/98...............................       P1           3,000       2,987,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  BBL North America,
    6.73%, 01/02/98...............................       P1       $   2,393  $    2,393,000
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           8,000       7,990,542
  BP America, Inc.,
    6.90%, 01/02/98...............................       P1           8,000       8,000,000
  Carnival Corp.,
    5.83%, 01/30/98...............................       P1           1,000         995,466
  Duke Capital Corp.,
    5.90%, 01/21/98...............................       P2           1,900       1,894,084
  First Chicago Financial Corp.,
    5.73%, 02/26/98...............................       P1           2,000       1,982,492
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  General Motors Acceptance Corp.,
    5.76%, 02/09/98...............................       P1           4,000       3,975,680
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           3,000       2,956,472
    5.74%, 04/28/98...............................       P1           2,000       1,963,009
  Newell Co.,
    6.80%, 01/02/98...............................       P1           8,000       8,000,000
  PHH Corp.,
    6.75%, 01/02/98...............................       P2           8,000       8,000,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           3,000       2,964,480
  Xerox Capital PLC,
    5.75%, 02/05/98...............................       P1           3,221       3,203,508
    6.85%, 01/02/98...............................       P1           3,804       3,804,000
  Xerox Overseas Holdings PLC,
    5.79%, 02/10/98...............................       P1             996         989,753
                                                                             --------------
                                                                                 74,360,343
                                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,700       2,727,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.5%
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,715       2,724,705
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  General Electric Capital Corp.,
    13.50%, 01/20/98..............................       P1           3,000       3,010,899
  General Motors Acceptance Corp.,
    6.00%, 07/13/98...............................       P1           1,000       1,000,400
    5.786%, 09/21/98..............................       P1           3,500       3,497,158
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           3,500       3,498,798

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Morgan Stanley, Dean Witter, Discover & Co.,
    6.34%, 03/09/98...............................       P1       $   1,000  $    1,000,606
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
                                                                             --------------
                                                                                 24,013,723
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  United States Treasury Bills,
    4.95%, 01/15/98 (b)...........................                    1,140       1,137,962
    5.135%, 01/22/98 (b)..........................                    3,000       2,991,442
    5.19%, 01/22/98 (b)...........................                    1,500       1,495,675
    5.195%, 03/19/98 (c)..........................                      370         365,942
    5.275%, 01/22/98 (b)..........................                      800         797,656
                                                                             --------------
                                                                                  6,788,677
                                                                             --------------
REPURCHASE AGREEMENT -- 2.5%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  137,860     137,860,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $319,318,208)......................................................     319,473,987
                                                                             --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $5,050,966,053; Note 6)............................................   5,471,387,547
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (d)............................................................        (203,828)
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 0.3%......................................................      18,958,375
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,490,142,094
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    L.P.    Limited Partnership
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c) Portion of security segregated as collateral for futures contracts. Aggregate value of segregated securities -- $100,311,229.

(d)  Open futures contracts as of December 31, 1997 are as follows:

NUMBER OF                     EXPIRATION      VALUE AT           VALUE AT        APPRECIATION/
CONTRACTS         TYPE           DATE        TRADE DATE     DECEMBER 31, 1997     DEPRECIATION
Long positions:
   627      U.S. 5 yr T-Note    Mar 98       $67,867,922       $68,107,875          $239,953
   865      U.S. T-Bond         Mar 98      $103,945,625       $104,205,469         $259,844
Short Position:
  1,779     U.S. T-Bond         Mar 98      $205,927,125       $207,989,344       $(2,062,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

                      NOTES TO THE FINANCIAL STATEMENTS OF
   THE CONSERVATIVE BALANCED PORTFOLIO AND THE FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates

                                      B15
on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their

                                      B16
distributions annually. A portion of distributions received from REITs during the period is estimated to be a return of capital and is recorded as a reduction of their costs. During the year ended December 31, 1997, certain Portfolios purchased securities from and sold securities to other Portfolios of the Series Fund or other funds or accounts managed by The Prudential or its affiliates in accordance with the provisions of Rule 17a-7 of the Investment Company Act of 1940. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Portfolio. Each Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1997, the application of this statement increased (decreased) paid-in capital in excess of par ("PC"), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("GL") by the following amounts:

                                            PC        UNI        G/L
                                         --------  ---------  ----------
Conservative Balanced Portfolio........  $ 33,509  $  48,752  $  (82,261)
Flexible Managed Portfolio.............        --    625,749    (625,749)

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Conservative Balanced Portfolio........             0.55%
Flexible Managed Portfolio.............             0.60

                                      B17

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1997.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

The Series Fund entered into a credit agreement (the "Agreement") on October 28, 1997 with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expires on December 18, 1998. Interest on any such borrowings will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund has not borrowed any amounts pursuant to the Agreement as of December 31, 1997. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1997, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $684,760 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $ 256,752
Flexible Managed Portfolio.............     428,008
                                         -----------
                                          $ 684,760

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $1,038,519,000 as of December 31, 1997. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                            Principal     Percentage
                                             Amount        Interest
                                         ---------------  ----------
Conservative Balanced Portfolio........  $    81,783,000      7.88%
Flexible Managed Portfolio.............      137,860,000     13.28
All other portfolios (currently not
  available to PRUvider)...............      818,876,000     78.84
                                         ---------------  ----------
                                         $ 1,038,519,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

CIBC Oppenheimer, 6.10%, in the principal amount of $138,519,000, repurchase price $138,566,045, due 1/2/98. The value of the collateral including accrued interest was $141,862,492.

Salomon Smith Barney Inc., 6.75%, in the principal amount of $300,000,000, repurchase price $300,112,500, due 1/2/98. The value of the collateral including accrued interest was $306,560,575.

SBC Warburg Dillon Read Inc., 6.50%, in the principal amount of $300,000,000, repurchase price $300,108,333, due 1/2/98. The value of the collateral including accrued interest was $306,557,797.

UBS Securities Corp., 6.55%, in the principal amount of $300,000,000, repurchase price $300,109,167, due 1/2/98. The value of the collateral including accrued interest was $306,001,638.

                                      B18

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1997 were as follows:

Cost of Purchases:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Non-Government.........................  $   7,826,155,071  $   8,194,217,051
Government.............................  $   5,017,442,019  $   3,054,412,991

Proceeds from Sales:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Non-Government.........................  $   7,823,232,061  $   8,576,103,609
Government.............................  $   5,106,797,609  $   3,018,431,969

The federal income tax basis and unrealized appreciation (depreciation) of the Fund's investments as of December 31, 1997 were as follows:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Gross Unrealized Appreciation..........  $     311,261,405  $     565,581,079
Gross Unrealized Depreciation..........        111,299,483        149,894,627
Total Net Unrealized...................        199,961,922        415,686,452
Tax Basis..............................      4,496,062,195      5,055,701,095

                                      B19

FINANCIAL HIGHLIGHTS

                                                        CONSERVATIVE BALANCED
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1997       1996     1995(a)    1994(a)    1993(a)
                                         --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.52   $  15.31   $  14.10   $  14.91   $  14.24
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.76       0.66       0.63       0.53       0.49
Net realized and unrealized gains
  (losses) on investments..............      1.26       1.24       1.78      (0.68)      1.23
                                         --------   --------   --------   --------   --------
    Total from investment operations...      2.02       1.90       2.41      (0.15)      1.72
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.76)     (0.66)     (0.64)     (0.51)     (0.47)
Distributions from net realized
  gains................................     (1.81)     (1.03)     (0.56)     (0.15)     (0.58)
                                         --------   --------   --------   --------   --------
    Total distributions................     (2.57)     (1.69)     (1.20)     (0.66)     (1.05)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  14.97   $  15.52   $  15.31   $  14.10   $  14.91
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............     13.45%     12.63%     17.27%     (0.97)%    12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,744.2   $4,478.8   $3,940.8   $3,501.1   $3,103.2
Ratios to average net assets:
  Expenses.............................      0.56%      0.59%      0.58%      0.61%      0.60%
  Net investment income................      4.48%      4.13%      4.19%      3.61%      3.22%
Portfolio turnover rate................       295%       295%       201%       125%        79%
Average commission rate paid per
  share................................   $0.0563    $0.0554        N/A        N/A        N/A

                                                           FLEXIBLE MANAGED
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1997       1996     1995(a)    1994(a)    1993(a)
                                         --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  17.79   $  17.86   $  15.50   $  16.96   $  16.01
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.59       0.57       0.56       0.47       0.57
Net realized and unrealized gains
  (losses) on investments..............      2.52       1.79       3.15      (1.02)      1.88
                                         --------   --------   --------   --------   --------
    Total from investment operations...      3.11       2.36       3.71      (0.55)      2.45
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.58)     (0.58)     (0.56)     (0.45)     (0.57)
Distributions from net realized
  gains................................     (3.04)     (1.85)     (0.79)     (0.46)     (0.93)
                                         --------   --------   --------   --------   --------
    Total distributions................     (3.62)     (2.43)     (1.35)     (0.91)     (1.50)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.28   $  17.79   $  17.86   $  15.50   $  16.96
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............     17.96%     13.64%     24.13%     (3.16)%    15.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,490.1   $4,896.9   $4,261.2   $3,481.5   $3,292.2
Ratios to average net assets:
  Expenses.............................      0.62%      0.64%      0.63%      0.66%      0.66%
  Net investment income................      3.02%      3.07%      3.30%      2.90%      3.30%
Portfolio turnover rate................       227%       233%       173%       124%        63%
Average commission rate paid per
  share................................   $0.0569    $0.0563        N/A        N/A        N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conservative Balanced and Flexible Managed Portfolios (two of the fifteen portfolios that constitute The Prudential Series Fund, Inc.; the "Portfolios") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 for each of the Portfolios were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 13, 1998

                                      B21

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1997) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1997, the Fund paid dividends as follows:

                                  ORDINARY DIVIDENDS
---------------------------------------------------------------------------------------
                                                             LONG-TERM CAPITAL GAINS
                                                           ----------------------------
                                             SHORT-TERM                                     TOTAL
                                 INCOME     CAPITAL GAINS   TAXED @ 28%    TAXED @ 20%    DIVIDENDS
                               -----------  -------------  -------------  -------------  -----------
Conservative Balanced
  Portfolio..................   $   0.759     $   0.585      $   0.356      $   0.874     $   2.574
Flexible Managed Portfolio...       0.585         0.856          1.016          1.168         3.625

                                      B22

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA               W. SCOTT McDONALD, JR., Ph.D.       E. MICHAEL CAULFIELD
  CHAIRMAN,                           PRINCIPAL,                          CEO,
  THE PRUDENTIAL SERIES FUND, INC.    KALUDIS CONSULTING GROUP            PRUDENTIAL INVESTMENTS,
                                                                          PRESIDENT, THE PRUDENTIAL SERIES
                                                                          FUND, INC.

          SAUL K. FENSTER, Ph.D.             JOSEPH WEBER, Ph.D.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                      B23

PRUvider (sm)
Variable Appreciable Life (R)
Insurance

[LOGO] PRUDENTIAL

Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016
SVAL-1SAI Ed. 5/98 CAT# 64M086G

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

PRUVIDER
VARIABLE

APPRECIABLE

LIFE(R)___________________

INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

The Pruco Life Insurance Company of New Jersey, a stock life insurance company that is an indirect wholly-owned subsidiary of the Prudential Insurance Company of America, offers a variable life insurance contract called the PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract*. The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. The Contract also generally provides a cash surrender value which also varies with investment experience. There is no guaranteed minimum cash surrender value.

The assets held for the purpose of paying benefits under these contracts can be invested in one or both of the two available subaccounts of the Pruco Life of New Jersey Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life of New Jersey and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.

The PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a fixed-rate option which is described in the prospectus of The Pruco Life of New Jersey Variable Appreciable Account.

                      ------------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1998, WHICH IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016.


                      ------------------------------------


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 437-4016


*PRUVIDER is a service mark of Prudential.
APPRECIABLE LIFE is a registered mark of Prudential.
SVAL-2SAI Ed 5-98
Catalog No. 64M087E



                                              STATEMENT OF ADDITIONAL INFORMATION

                                                            CONTENTS

                                                                                                                            PAGE

MORE DETAILED INFORMATION ABOUT THE CONTRACT...................................................................................1
         SALES LOAD UPON SURRENDER.............................................................................................1
         REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS......................................................1
         PAYING PREMIUMS BY PAYROLL DEDUCTION..................................................................................1
         UNISEX PREMIUMS AND BENEFITS..........................................................................................1
         HOW THE DEATH BENEFIT WILL VARY.......................................................................................2
         WITHDRAWAL OF EXCESS CASH SURRENDER VALUE.............................................................................2
         TAX TREATMENT OF CONTRACT BENEFITS....................................................................................3
                  TREATMENT AS LIFE INSURANCE..................................................................................3
                  PRE-DEATH DISTRIBUTIONS......................................................................................3
                  WITHHOLDING..................................................................................................4
                  OTHER TAX CONSIDERATIONS.....................................................................................4
         SALE OF THE CONTRACT AND SALES COMMISSIONS............................................................................4
         RIDERS   .............................................................................................................5
         OTHER STANDARD CONTRACT PROVISIONS....................................................................................5
                  BENEFICIARY..................................................................................................5
                  INCONTESTABILITY.............................................................................................5
                  MISSTATEMENT OF AGE OR SEX...................................................................................5
                  SUICIDE EXCLUSION............................................................................................5
                  ASSIGNMENT...................................................................................................5
                  SETTLEMENT OPTIONS...........................................................................................5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...........................................................................6
         GENERAL  .............................................................................................................6
         CONVERTIBLE SECURITIES................................................................................................6
         LOAN PARTICIPATIONS...................................................................................................6
         WARRANTS .............................................................................................................6
         OPTIONS AND FUTURES...................................................................................................6
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES..........................................................................13
         SHORT SALES..........................................................................................................13
         SHORT SALES AGAINST THE BOX..........................................................................................13
         INTEREST RATE SWAPS..................................................................................................13
         LOANS OF PORTFOLIO SECURITIES........................................................................................14
         ILLIQUID SECURITIES..................................................................................................14
         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS..........................................................................15

INVESTMENT RESTRICTIONS.......................................................................................................16

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES...............................................................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................................................................19

DETERMINATION OF NET ASSET VALUE..............................................................................................21

SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST...........................................................22

DEBT RATINGS..................................................................................................................24

POSSIBLE REPLACEMENT OF THE SERIES FUND.......................................................................................26

OTHER INFORMATION CONCERNING THE SERIES FUND..................................................................................26
         INCORPORATION AND AUTHORIZED STOCK...................................................................................26
         DIVIDENDS, DISTRIBUTIONS AND TAXES...................................................................................26
         CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT............................................................26
         YEAR 2000............................................................................................................26
         EXPERTS  ............................................................................................................27
         LICENSE  ............................................................................................................27

DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY AND MANAGEMENT OF THE SERIES FUND..........................................28

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC. .................................................................... A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE  OF INVESTMENTS.................................................................... B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER

A contingent deferred sales load is assessed if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first 5 Contract years the charge will be equal to 50% of the first year's primary annual premium. In the next 5 Contract years that percentage is reduced uniformly on a daily basis until it reaches zero on the tenth Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year 7, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. Surrender of all or part of the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.

The contingent deferred sales load is also subject to a further limit at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first 5 or 6 years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item (a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is an amount determined actuarially in accordance with a definition set forth in a regulation of the Securities and Exchange Commission ("SEC"). The maximum aggregate sales load that Pruco Life of New Jersey will charge (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to 5 GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then the charge, to the extent of any excess, will not be made.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life of New Jersey may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is expected that such multiple sales will result in savings of sales or administrative expenses. Pruco Life of New Jersey determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts;
(3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life of New Jersey believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life of New Jersey on a uniform basis. Pruco Life of New Jersey's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life of New Jersey monthly. Any Pruco Life of New Jersey representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.


HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. Assuming no withdrawals, the death benefit will be equal to the face amount of insurance plus the amount (if any) by which the Contract Fund value exceeds the applicable "Tabular Contract Fund value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if only scheduled premiums were paid, they were paid when due, the selected investment options earned a net return at a uniform rate of 4% per year, full mortality charges based upon the 1980 CSO Table were deducted, maximum sales load and expense charges were deducted, and there was no Contract debt.

Thus, for a Contract with no withdrawals, the death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund value. If, due to investment results greater than a net return of 4%, or to payment of greater than scheduled premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the tabular Contract Fund value, the death benefit will not fall below the initial face amount stated in the Contract; however, this unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the tabular level before favorable investment results or additional payments will increase the death benefit. Again, the death benefit will reflect a deduction for the amount of any Contract debt. See CONTRACT LOANS in the prospectus.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the tabular Contract Fund value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE


Under certain circumstances, a Contract owner may withdraw a portion of the Contract's cash surrender value without surrendering the Contract in whole or in part. The amount that a Contract owner may withdraw is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund value. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. An owner may make no more than four such withdrawals in each Contract year, and there is an administrative processing fee equal to the lesser of $15 or 2% of the amount withdrawn that is made in connection with each withdrawal. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life of New Jersey will tell a Contract owner how much he or she may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life of New Jersey representative about how best to meet your needs.


When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is accordingly reduced. Neither the face amount of insurance nor the amount of scheduled premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed upon a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide for benefits under the Contract. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if scheduled premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life of New Jersey treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life of New Jersey believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

TREATMENT AS LIFE INSURANCE. The Contract will be treated as "life insurance" as long as it satisfies certain definitional tests set forth in Section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h) of the Code.

These diversification requirements must ordinarily be met within 1 year after Contract owner funds are first allocated to the particular portfolio of the Series Fund, and within 30 days after the end of each calendar quarter thereafter. Each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer. Compliance with diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

Pruco Life of New Jersey believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

However, Section 7702 of the Code, which defines life insurance for tax purposes, gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the Section. In this regard, proposed regulations governing mortality charges were issued in 1991 and proposed regulations relating to the definition of life insurance were issued in 1992. None of these proposed regulations has yet been finalized. Additional regulations under
Section 7702 may also be promulgated in the future. Moreover, in connection with the issuance of temporary regulations under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under Section 817(d) relating to the definition of a variable contract.

Pruco Life of New Jersey intends to comply with final regulations issued under sections 7702 and 817. Therefore, it reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to affected Contract owners.

PRE-DEATH DISTRIBUTIONS. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender or lapse, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

         A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the Contract Fund exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

         Extra premiums for optional benefits and riders generally do not count in computing gross premiums paid, which in turn determines the extent to which a withdrawal might be taxed.

         Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.


2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or if a decrease in the face amount of insurance is made (or a rider removed). Moreover, the addition of a rider after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life of New Jersey representative.


         If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans and withdrawals, are includible in income to the extent that the Contract fund prior to surrender charges exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

         In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 percent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability, or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by nonnatural persons such as corporations.

         Under certain circumstances, Modified Endowment Contracts issued during any calendar year will be treated as a single contract for purposes of applying the above rules.

WITHHOLDING. The taxable portions of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax rules if withholding and estimated tax payments are not sufficient.


OTHER TAX CONSIDERATIONS. Transfer of the Contract to a new owner or assignment of the Contract may have gift, estate and/or income tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under Section 2601 of the Code.


In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code as personal interest or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.


Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a business-owned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.


The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or insured dies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of no more than 50% of the scheduled premiums for the first year, no more than 6% of the scheduled premiums for the second through tenth years, and no more than 2% of the scheduled premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than 3 years of service may be paid on a different basis.


Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life of New Jersey expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life of New Jersey's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

The Contract owner may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life of New Jersey representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life of New Jersey upon written request.

OTHER STANDARD CONTRACT PROVISIONS

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life of New Jersey's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life of New Jersey will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life of New Jersey will pay no more under the Contract than the sum of the premiums paid.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home Offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

                      INVESTMENT OBJECTIVES AND POLICIES OF
                                 THE PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") has fifteen separate portfolios, two of which, the Conservative Balanced Portfolio and the Flexible Managed Portfolio, are available to PRUVIDER Contract owners. The portfolios are managed by The Prudential Insurance Company of America ("Prudential"), see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 18.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios that are available to PRUVIDER Contract owners can be found under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

CONVERTIBLE SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires.

OPTIONS AND FUTURES

OPTIONS ON EQUITY SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the

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option at a specified exercise price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.


A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian.


The Conservative Balanced and Flexible Managed Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described below under OPTIONS ON DEBT SECURITIES, page 8 and OPTIONS ON STOCK INDICES, page 9.

The portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

A portfolio's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase

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transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, which might cause an exchange to institute special procedures that might interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the general supervision of the Series Fund's Board of Directors.

OPTIONS ON DEBT SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("over-the-counter" or "OTC" options). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.


The portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash, U.S. Government securities or liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.


The portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described above in OPTIONS ON EQUITY SECURITIES, page 6. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

The portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.


The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The use of debt options is subject to the same risks described above in connection with stock options.

OPTIONS ON STOCK INDICES. The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges or listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). Options on stock indices are similar to options on stock except that rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.


The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.


The portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash, U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to

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segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or NASDAQ against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.


The purchase and sale of options on stock indices will be subject to the risks described above under OPTIONS ON EQUITY SECURITIES, page 6. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The portfolios, however, will follow the "cover" procedures described above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of the exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

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There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (see FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, page 15) and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, page 11) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.


A portfolio's successful use of currency exchange options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.


The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.


FUTURES CONTRACTS. The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies.


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When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A portfolio may purchase or sell futures contracts without limit for hedging purposes and may purchase and sell such contracts for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures. Hedging is generally considered to be the use of futures to reduce the risk of a particular position in a security. For example, a portfolio manager might attempt to reduce the risk of investment in equity securities by hedging a portion of its equity portfolio through the use of stock index futures contracts. Subject to the limitation discussed above, futures may also be utilized by a portfolio for non-hedging uses, such as for investment purposes, to enhance income or to adjust its asset mix. An example of non-hedging use of futures would be if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

There are several risks associated with a portfolio's use of futures contracts. When used for investment purposes (i.e., non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.


In addition, the hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS. To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced and Flexible Managed Portfolios may enter into certain transactions involving options on stock index futures contracts, options on interest rate futures contracts, and options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to option on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures

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contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The portfolios will limit such purchases to those in which the date for delivery and payment falls within 120 days of the date of the commitment. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of the portfolios may purchase money market securities on a when-issued or delayed delivery basis on the terms set forth under item 6 in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

SHORT SALES

The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government or other liquid unencumbered assets securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

SHORT SALES AGAINST THE BOX

The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or

                                       13


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short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

LOANS OF PORTFOLIO SECURITIES


The portfolios may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.


The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.


No portfolio will lend securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.


ILLIQUID SECURITIES

The portfolios may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements with a maturity of greater than seven days are considered illiquid.


The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the investment manager, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment manager will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment manager, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposed of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the investment manager must determine that the security is of equivalent quality;


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




and (3) the investment manager must consider the trading market for the specific security, taking into account all relevant factors. The investment manager will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may purchase securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedge currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

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



Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

Neither of the portfolios available to PRUVIDER Contract owners will:

  1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and related options, purchase and sell interest rate futures contracts and related options, and purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

  2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

  3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

  4. Make short sales of securities or maintain a short position, except that the Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

  5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Conservative Balanced and Flexible Managed Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no.1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of options on debt securities, equity securities, stock indices and foreign currencies by the Conservative Balanced and Flexible Managed Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements entered into by the Conservative Balanced and Flexible Managed Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

  6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

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  7.  Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

  8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

  9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

 10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.


 11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940
      Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).


 12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.


Consistent with item 5 above, the Series Fund has entered into a credit agreement (the "Line of Credit") with an unaffiliated lender to facilitate redemptions if necessary. The maximum commitment under the Line of Credit, which expires on December 18, 1998, is $250,000,000. The Series Fund pays a commitment fee at an annual rate of 0.055 of 1% of the unused portion of the Line of Credit and interest on any borrowings under the Line of Credit at market rates. As of April 30, 1998, the Series Fund had not borrowed against the Line of Credit.


The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

  1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

  2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

  3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

  4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.


Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries described in item 2 of SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.


Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund and not the Contract owners, are considered the owners of assets held in the Account for federal income tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES

The Series Fund and Prudential have entered into an Investment Advisory Agreement under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. As noted in the prospectus, Prudential has also entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under the Investment Advisory Agreement.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.


The investment management fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.60% of the average daily net assets of the portfolio.

For the years 1997, 1996 and 1995, Prudential received a total of $25,757,735, $23,052,572 and $20,327,574, respectively, in investment management fees for the Conservative Balanced Portfolio and $31,740,440, $27,247,674 and $22,971,401, respectively, for the Flexible Managed Portfolio.


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or any subsidiary of Prudential.


Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolios or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to the Conservative Balanced and Flexible Managed Portfolios the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets.


The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 19, 1997 with respect to the Conservative Balanced and Flexible Managed Portfolios. The Investment Advisory Agreement was most recently approved by shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Conservative Balanced and Flexible Managed Portfolios. The Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and that it may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.


The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to the Conservative Balanced and Flexible Managed Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days' prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services.


Prudential also serves as the investment manager to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Prudential Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Bonds, including convertible bonds, and equity securities traded in the over-the-counter market are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.


Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.


In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transac tions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the non- interested directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1997, 1996 and 1995, the Conservative Balanced Portfolio paid $3,338,897, $2,192,303 and $1,893,008, respectively, in brokerage commissions and the Flexible Managed Portfolio paid $6,544,428, $5,760,972 and $5,252,363, respectively, in brokerage commissions. Of those amounts, for 1997, 1996 and

1995, the Conservative Balanced Portfolio paid $256,752, $120,976 and $82,153, respectively, to Prudential Securities Incorporated, and the Flexible Managed Portfolio paid $428,008, $582,317 and $589,038, respectively, to Prudential Securities Incorporated. For 1997, the percentage of commissions paid to Prudential Securities Incorporated was 7.69% for the Conservative Balanced Portfolio and 6.54% for the Flexible Managed Portfolio. For 1997, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 5.18% for the Conservative Balanced Portfolio and 6.92% for the Flexible Managed Portfolio.


                        DETERMINATION OF NET ASSET VALUE


Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to separate accounts to fund benefits payable under the Contracts described in the variable life insurance and variable annuity prospectuses. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Subject to Board approval, during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

As noted in the prospectus, the net asset value of the shares of each portfolio is determined once daily on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the NYSE closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time.


In determining the net asset value of any intermediate or long-term fixed income securities of the Conservative Balanced and Flexible Managed Portfolios (other than debt obligations with remaining maturities 12 months or less, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.


All short-term debt obligations in the money market portions of the Conservative Balanced and Flexible Managed Portfolios of 12 months remaining maturity or less are valued on an amortized cost basis in accordance with an order obtained from the SEC. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the money market portions of the Conservative Balanced and Flexible Managed Portfolios may not purchase any security with a remaining maturity of more than 12 months and must maintain a dollar-weighted average portfolio maturity of 120 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Series Fund's Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

The net asset value of the common stocks and convertible debt securities of the portfolios will be determined in the following manner. NASDAQ National Market System equity securities and securities for which the primary market is on an exchange are generally valued at the last sale price on such system or exchange on that day or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices on that day or at the bid price on such day in the absence of an asked price. Other over-the-counter equity securities are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker. Corporate bonds (other than convertible debt securities) are valued on the same basis as intermediate or long-term fixed income securities, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.


3. Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Ratings Services ("S&P"), A or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. For a description of corporate bond ratings, see DEBT RATINGS page 24. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank


* Although the Money Market Portfolio is not available to PRUVIDER Contract owners, any short-term portion of the Conservative Balanced and Flexible Managed Portfolios may be invested in the types of securities described in this section.

entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment adviser (which as noted above is currently Prudential) under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestics issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described under REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS in the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board. Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that an NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or if because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa    -- Bonds which are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds which are rated "Ba" are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P describes its grades of corporate debt securities and its "A" commercial paper as follows:


Bonds:

AAA               Debt rated "AAA" has the highest rating assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

                  Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:


                  Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                     POSSIBLE REPLACEMENT OF THE SERIES FUND

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

In addition, although it is highly unlikely, it is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) difference between voting instructions given by variable life insurance and variable annuity contract owners. Prudential will bear the expense, if it does become necessary, of remedying any material conflict including establishing a new underlying investment company and segregating the assets held under variable life insurance and variable annuity contracts.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK


The Series Fund was incorporated under Maryland law on November 15, 1982. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: MONEY MARKET PORTFOLIO Capital Stock, DIVERSIFIED BOND PORTFOLIO Capital Stock, HIGH YIELD BOND PORTFOLIO Capital Stock, GOVERNMENT INCOME PORTFOLIO Capital Stock, EQUITY PORTFOLIO Capital Stock, STOCK INDEX PORTFOLIO Capital Stock, EQUITY INCOME PORTFOLIO Capital Stock, NATURAL RESOURCES PORTFOLIO Capital Stock, GLOBAL PORTFOLIO Capital Stock, CONSERVATIVE BALANCED PORTFOLIO Capital Stock, FLEXIBLE MANAGED PORTFOLIO Capital Stock, ZERO COUPON BOND PORTFOLIO 2000 Capital Stock, ZERO COUPON BOND PORTFOLIO 2005 Capital Stock, PRUDENTIAL JENNISON PORTFOLIO Capital Stock, SMALL CAPITALIZATION STOCK PORTFOLIO Capital Stock. The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Series Fund is qualified as a regulated investment company under Section 851 of the Internal Revenue Code and distributes substantially all of each portfolio's net investment income and realized gains from securities transactions to the respective subaccounts, which immediately reinvest it. For each taxable year in which it and each of its portfolios so qualify, the Series Fund will not be subject to tax on net investment income and realized gains from securities transactions distributed to shareholders.

CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT


Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States.

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

YEAR 2000

The services provided to the Series Fund and its shareholders by Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Series Fund, the Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, have advised the Series Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.


EXPERTS


The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


LICENSE

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

               DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY
                        AND MANAGEMENT OF THE SERIES FUND

               DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY

JAMES J. AVERY, JR., Chairman and Director -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, Director. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; Prior to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995: Associate General Counsel with Paine Webber.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

JAMES M. SCHLOMANN, Vice President, Comptroller & Chief Accounting Officer. -- Vice President & Associate Comptroller, Prudential since 1997; Prior to 1997:
Senior Executive Vice President & CFO, USLife Corp.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

JAMES A. TIGNANELLI, Senior Vice President. -- Vice President, Compliance, Prudential Individual Insurance since 1996; Prior to 1996: Vice President Field Operations.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life of New Jersey directors and officers are elected annually.

                          MANAGEMENT OF THE SERIES FUND


The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.


                          DIRECTORS OF THE SERIES FUND


MENDEL A. MELZER, CFA*, 37, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, 51, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, 65, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 61, Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 74, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.


                         OFFICERS WHO ARE NOT DIRECTORS


CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.; 1992 to 1994:
Assistant Vice President and Counsel, The Boston Company.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.; Prior to 1994: Vice President of Bankers Trust Corporation.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc.


No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

The following table sets forth the aggregate compensation paid by the Series Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1997 and the aggregate compensation paid to such Directors for service on the Series Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1997. Below are listed all Directors who have served the Series Fund during its most recent fiscal year.

                                                              COMPENSATION TABLE

                                                                   Pension or
                                                                   Retirement                                    Total
                                             Aggregate          Benefits Accrued     Estimated Annual         Compensation
                                           Compensation        As Part of Series      Benefits Upon         Related to Funds
                                         From Series Fund         Fund Expenses         Retirement        Managed by Prudential
                                         ----------------      -----------------     ----------------     ---------------------
Name and Position
-----------------
E. Michael Caulfield(1) ................        --                     --                   --                     --
Saul K. Fenster ........................     $14,400                  None                 N/A                 $26,200(5)*
W. Scott McDonald, Jr. .................     $14,400                  None                 N/A                 $26,200(5)*
Mendel A. Melzer, CFA(1) ...............        --                     --                   --                     --
Joseph Weber ...........................     $14,400                  None                 N/A                 $26,200(5)*

(1) Directors who are "interested" do not receive compensation from Prudential (including the Series Fund).

* Indicates number of funds (including the Series Fund) to which aggregate compensation relates.

As of April 30, 1998, the Directors and officers of the Series Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Series Fund capital stock.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $4,491,825,742)..........................  $4,696,024,117
    Cash.......................................           2,749
    Interest and dividends receivable..........      60,006,370
                                                 --------------
      Total Assets.............................   4,756,033,236
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,725,610
    Payable for investments purchased..........       3,573,515
    Due to broker -- variation margin..........         653,438
    Accrued expenses...........................         546,540
    Payable for capital stock repurchased......         302,094
                                                 --------------
      Total Liabilities........................      11,801,197
                                                 --------------
  NET ASSETS...................................  $4,744,232,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,169,112
      Paid-in capital, in excess of par........   4,500,747,938
                                                 --------------
                                                  4,503,917,050
    Undistributed net investment income........         949,046
    Accumulated net realized gain on
      investments..............................      36,942,793
    Net unrealized appreciation on
      investments..............................     202,423,150
                                                 --------------
    Net assets, December 31, 1997..............  $4,744,232,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 316,911,160 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        14.97
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $187,480 foreign
      withholding tax).........................  $    19,377,627
    Interest...................................      216,743,419
                                                 ---------------
                                                     236,121,046
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       25,757,735
    Custodian expense..........................          281,000
    Shareholders' reports......................          169,000
    Accounting fees............................          101,000
    Audit fees.................................           67,000
    Legal fees.................................            3,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................              923
                                                 ---------------
      Total Expenses...........................       26,382,658
    Less: Custodian fee credit.................         (166,162)
                                                 ---------------
      Net Expenses.............................       26,216,496
                                                 ---------------
  NET INVESTMENT INCOME........................      209,904,550
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      546,046,706
      Futures contracts........................      (20,841,176)
      Short sales..............................          (30,344)
                                                 ---------------
                                                     525,175,186
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (145,915,485)
      Futures contracts........................       (1,775,225)
      Short sales..............................       (1,139,560)
                                                 ---------------
                                                    (148,830,270)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      376,344,916
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   586,249,466
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    209,904,550     $   173,283,574
    Net realized gain on investments.......................................................        525,175,186         270,107,246
    Net change in unrealized appreciation on investments...................................       (148,830,270)         61,403,321
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        586,249,466         504,794,141
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (209,004,256)       (174,034,704)
    Dividends in excess of net investment income...........................................                 --             (41,632)
    Distributions from net realized capital gains..........................................       (518,358,296)       (273,551,593)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (727,362,552)       (447,627,929)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,585,160 and 10,561,256 shares, respectively].....................         74,015,405         167,668,924
    Capital stock issued in reinvestment of dividends and distributions [47,801,252 and
     29,086,855 shares, respectively]......................................................        727,362,552         447,627,929
    Capital stock repurchased [(24,112,955) and (8,429,995) shares, respectively]..........       (394,841,365)       (134,428,797)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        406,536,592         480,868,056
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        265,423,506         538,034,268
  NET ASSETS:
    Beginning of year......................................................................      4,478,808,533       3,940,774,265
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,744,232,039     $ 4,478,808,533
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
  ASSETS
    Investments, at value (cost:
      $5,050,966,053)..........................  $5,471,387,547
    Cash.......................................          15,631
    Interest and dividends receivable..........      40,850,547
    Receivable for investments sold............             294
                                                 --------------
      Total Assets.............................   5,512,254,019
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      12,760,562
    Payable to investment adviser..............       8,471,572
    Accrued expenses...........................         654,878
    Due to broker -- variation margin..........         203,828
    Payable for capital stock repurchased......          21,085
                                                 --------------
      Total Liabilities........................      22,111,925
                                                 --------------
  NET ASSETS...................................  $5,490,142,094
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,177,111
      Paid-in capital, in excess of par........   4,984,889,353
                                                 --------------
                                                  4,988,066,464
    Undistributed net investment income........         768,864
    Accumulated net realized gain on
      investments..............................      82,447,694
    Net unrealized appreciation on
      investments..............................     418,859,072
                                                 --------------
    Net assets, December 31, 1997..............  $5,490,142,094
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 317,711,061 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        17.28
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997
  INVESTMENT INCOME
    Dividends (net of $810,090 foreign
      withholding tax).........................  $    35,833,891
    Interest...................................      156,549,837
                                                 ---------------
                                                     192,383,728
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       31,740,440
    Custodian expense..........................          477,000
    Shareholders' reports......................          212,000
    Accounting fees............................           94,000
    Audit fees.................................           72,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            1,971
                                                 ---------------
      Total Expenses...........................       32,604,411
    Less: Custodian fee credit.................         (284,638)
                                                 ---------------
      Net Expenses.............................       32,319,773
                                                 ---------------
  NET INVESTMENT INCOME........................      160,063,955
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      867,141,418
      Futures contracts........................         (499,159)
      Short sales..............................        1,049,655
                                                 ---------------
                                                     867,691,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (160,872,103)
      Futures contracts........................       (1,562,422)
      Short sales..............................       (1,168,571)
                                                 ---------------
                                                    (163,603,096)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      704,088,818
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   864,152,773
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    160,063,955     $   139,211,865
    Net realized gain on investments.......................................................        867,691,914         408,046,131
    Net change in unrealized appreciation on investments...................................       (163,603,096)         41,728,823
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        864,152,773         588,986,819
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (159,343,911)       (142,089,785)
    Distributions from net realized capital gains..........................................       (823,214,223)       (458,909,559)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (982,558,134)       (600,999,344)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,859,580 and 8,998,637 shares, respectively]......................         92,765,042         166,455,957
    Capital stock issued in reinvestment of dividends and distributions [56,453,647 and
     34,012,173 shares, respectively]......................................................        982,558,134         600,999,344
    Capital stock repurchased [(18,791,325) and (6,420,074) shares, respectively]..........       (363,698,408)       (119,724,926)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        711,624,768         647,730,375
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        593,219,407         635,717,850
  NET ASSETS:
    Beginning of year......................................................................      4,896,922,687       4,261,204,837
                                                                                             ------------------  -------------------
    End of year............................................................................   $  5,490,142,094     $ 4,896,922,687
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       A2

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 91.8%
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
                                                    (UNAUDITED)     (000)        VALUE
LONG-TERM BONDS -- 58.6%                                                        (NOTE 2)

                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 4.2%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,218,200
    10.375%, 02/01/11 (a).........................      Ba1          56,905      73,306,108
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         46,665      55,931,736
    11.21%, 05/01/14..............................      Baa3         18,433      25,848,780
                                                                             --------------
                                                                                201,249,483
                                                                             --------------
ASSET-BACKED SECURITIES -- 1.6%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,511,000
    6.17%, 03/25/03...............................      Aaa           6,000       6,018,600
    6.28%, 09/25/05...............................      Aaa           7,000       7,042,000
    6.38%, 09/25/08...............................      Aaa          21,000      21,172,200
    6.42%, 12/26/09...............................      Aaa          10,000      10,110,000
    6.48%, 11/26/09...............................      Aaa          10,000      10,115,625
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (a)...........................      Aaa           4,650       4,602,012
  Team Financing Corp,
    7.35%, 05/15/03...............................      Aa2          11,000      11,405,570
                                                                             --------------
                                                                                 75,977,007
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.9%
  Banco Ganadero, M.T.N. SA (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05...............................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 Sr. Note.....................      Ba1          40,000      23,440,400
  Bank Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,218,000
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           7,500       7,485,000
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         17,950      16,783,250
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,362,750
    7.08%, 10/30/01...............................      Baa3         35,100      35,915,022
    7.35%, 06/20/00...............................      Baa3          8,100       8,293,266
    8.125%, 03/01/00..............................      Baa3         13,150      13,630,501
  Chase, Inc.
    6.075%, 02/28/00..............................      Aa3           4,000       4,006,160
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/29/49...............................       A3          10,000      10,200,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1       $   5,000  $    5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Okobank, (Finland),
    7.20%, 10/29/49...............................       A3           9,000       9,101,250
    7.20%, 10/29/49...............................       A3           3,500       3,539,375
    7.312%, 09/27/49..............................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (a)...........................      Aa3          17,400      17,513,448
  Siam Commercila, (Thailand),
    7.50%, 03/15/06...............................       A3          14,500       9,425,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49..............................       A1          10,000      10,075,000
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (a)...........................      Ba1          20,000      12,000,000
                                                                             --------------
                                                                                278,805,472
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.0%
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Baa3          5,545       5,889,455
  Tele-Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000      10,036,800
    7.375%, 02/15/00..............................      Ba1          27,000      27,521,100
    7.875%, 08/01/13..............................      Ba1          19,350      20,812,279
    8.25%, 01/15/03...............................      Ba1           2,000       2,135,780
    9.25%, 04/15/02...............................      Ba1           9,500      10,427,865
    9.875%, 06/15/22..............................      Ba1          12,900      16,811,667
                                                                             --------------
                                                                                 93,634,946
                                                                             --------------
CONSULTING -- 0.7%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,513,250
    6.375%, 11/30/01..............................      Baa1         21,500      21,500,000
                                                                             --------------
                                                                                 34,013,250
                                                                             --------------
CONSUMER SERVICES -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           3,500       3,503,570
                                                                             --------------
FINANCIAL SERVICES -- 15.4%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,400,000
    7.25%, 08/16/99...............................      Ba3           3,000       2,957,910
    7.50%, 08/28/00...............................      Ba3          35,000      34,053,250
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,471,600
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Bear Stearns & Co.,
    6.50%, 07/05/00...............................       A2          20,000      20,120,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B1

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3       $  10,000  $   10,000,000
  Conseco, Inc.,
    8.70%, 11/15/26 (a)...........................      Ba2          32,313      36,126,991
    8.796%, 04/01/27 (a)..........................      Ba2          23,900      26,676,463
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,395,827
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa2         11,500      11,554,050
    6.95%, 03/01/04...............................      Baa2         27,500      28,050,000
    7.00%, 06/15/00...............................      Baa2         30,000      30,598,800
    7.50%, 06/15/03...............................      Baa2          5,000       5,261,900
    8.75%, 12/15/99...............................      Baa2          5,000       5,245,000
  First Chicago NBD Corp.,
    5.819%, 09/23/02..............................       A1           8,000       7,976,000
  First Union Corp.,
    9.45%, 06/15/99...............................       A2           4,000       4,177,920
  Great Western Financial,
    8.206%, 02/01/27 (a)..........................       A3          19,300      20,469,966
  Industrial Finance Corp.,
    7.75%, 08/04/07...............................      Ba1           5,000       4,750,000
    7.875%, 08/04/02..............................      Ba1           6,000       5,700,000
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1          8,000       7,950,000
    6.33%, 08/01/00...............................      Baa1         30,000      30,039,600
    6.40%, 08/30/00...............................      Baa1         79,000      78,901,250
    6.71%, 10/12/99...............................      Baa1          6,000       6,056,640
    6.89%, 10/10/00...............................      Baa1         10,545      10,701,804
    7.125%, 07/15/02..............................      Baa1         16,000      16,359,680
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         21,750      23,055,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
  Merita Bank, Ltd.,
    7.50%, 12/29/49...............................       A3          15,000      15,390,000
  Merrill Lynch Pierce, Fenner & Smith,
    5.935%, 11/14/00..............................      Aa3          10,000       9,966,250
  Paine Webber Group, Inc.,
    7.625%, 10/15/08 Sr. Note.....................      Baa1          5,000       5,352,700
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           8,950       9,039,500
  Salomon, Inc.,
    6.25%, 10/01/99...............................       A2          32,800      32,838,048
    6.50%, 03/01/00 (a)...........................       A2          38,500      38,701,740
    6.59%, 02/21/01 (a)...........................       A2          30,750      31,005,840
    6.75%, 02/15/03...............................       A2           5,000       5,057,850
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          25,000      25,125,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,008,100
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          46,440      46,354,771
  Union Planters Corp., Gtd. Notes,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                731,941,767
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOOD & BEVERAGE -- 0.5%
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3       $   5,000  $    5,008,650
    6.95%, 12/15/2097.............................      Aa3          18,800      19,045,152
                                                                             --------------
                                                                                 24,053,802
                                                                             --------------
INDUSTRIAL -- 0.8%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................       NR           7,600       7,505,000
  Reliance Industries Ltd.,
    8.125%, 09/27/05..............................      Baa3         15,000      14,025,000
    8.25%, 01/15/27...............................      Baa3         19,000      17,005,000
                                                                             --------------
                                                                                 38,535,000
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,750       5,855,455
                                                                             --------------
MEDIA -- 5.7%
  Paramount Communications, Inc., Sr. Notes,
    7.50%, 01/15/02...............................      Ba2           6,425       6,582,541
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,016,815
    8.11%, 08/15/06...............................      Ba1           7,250       7,848,850
    8.18%, 08/15/07...............................      Ba1          24,915      27,118,981
    9.125%, 01/15/13..............................      Ba1          41,270      49,143,078
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          17,325      19,438,997
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          71,325      70,082,518
    7.75%, 06/01/05...............................      Ba2          60,025      61,050,827
                                                                             --------------
                                                                                268,282,607
                                                                             --------------
OIL & GAS -- 1.6%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          2,900       3,250,030
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Baa2          4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1           4,500       5,006,295
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Petroliam Nasional, (Malaysia),
    6.625%, 10/18/01..............................       A2          12,000      11,662,680
  Seagull Energy Corp.,
    7.50%, 09/15/27...............................      Ba1          17,000      17,606,730
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         30,000      30,829,800
                                                                             --------------
                                                                                 75,754,855
                                                                             --------------
PAPER & FOREST -- 0.5%
  UPM-Kymmene Oyj,
    7.45%, 11/26/27...............................      Baa1         22,800      23,398,500
                                                                             --------------
RAILROADS -- 0.5%
  Norfolk Southern Corp.,
    7.05%, 05/01/37...............................      Baa1         25,000      26,218,750
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
  Falcor Suite Hotels, Inc.,
    7.625%, 10/1/07...............................      Ba1           8,000       8,006,400
                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02 Sr. Note (a).................      Baa2      $  41,030  $   43,861,070
    8.50%, 06/15/03 (a)...........................      Baa2         32,400      35,345,160
    10.00%, 02/15/01 (a)..........................      Baa2         46,115      50,791,061
  Rite Aid Corp.,
    6.70%, 12/15/01...............................      Baa1          5,000       5,081,250
                                                                             --------------
                                                                                135,078,541
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  McLeod USA Inc., Sr. Notes,
    9.25%, 07/15/07...............................       B3           3,000       3,150,000
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2          33,000      15,840,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          80,000      83,775,200
    7.75%, 04/01/07...............................      Ba1          25,000      26,847,250
    7.75%, 04/01/27...............................      Ba1           4,500       4,944,420
    8.875%, 01/15/06..............................      Ba1          32,000      34,429,440
                                                                             --------------
                                                                                168,986,310
                                                                             --------------
TOBACCO -- 3.0%
  Philip Morris Co. Inc.,
    6.375%, 02/01/06..............................       A2          17,675      17,359,501
    7.20%, 02/01/07...............................       A2          31,915      32,932,769
  RJR Nabisco, Inc.,
    7.625%, 09/15/03..............................      Baa3         10,500      10,732,260
    8.25%, 07/01/04...............................      Baa3          8,000       8,410,000
    8.50%, 07/01/07...............................      Baa3         11,000      11,726,550
    8.75%, 04/15/04...............................      Baa3         23,090      24,719,000
    8.75%, 08/15/05...............................      Baa3         19,000      20,499,670
    9.25%, 08/15/13...............................      Baa3         13,571      15,227,341
                                                                             --------------
                                                                                141,607,091
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.0%
  Federal Express Corp., M.T.N.,
    10.05%, 06/15/99..............................      Baa2            500         527,645
                                                                             --------------
UTILITIES -- 1.9%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3         14,000      14,523,880
    7.625%, 01/15/07..............................      Baa3         21,000      22,162,980
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/04...............................      Baa1         25,000      25,093,750
    6.875%, 12/15/17..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           5,000       4,415,625
                                                                             --------------
                                                                                 91,634,985
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  United States Treasury Bond,
    6.125%, 08/15/07..............................                    7,500       7,707,450
  United States Treasury Notes,
    5.875%, 01/31/99 (a)..........................                   20,000      20,046,800
    5.875%, 09/30/02..............................                   28,550      28,706,169
    5.875%, 02/15/04..............................                   16,750      16,896,563
    6.25%, 10/31/01...............................                    9,500       9,661,785
    6.375%, 03/31/01 (a)..........................                    4,600       4,686,250
    6.375%, 08/15/27..............................                   57,325      60,460,104
                                                                             --------------
                                                                                148,165,121
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOREIGN GOVERNMENT BONDS -- 4.2%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2       $   5,500  $    5,492,850
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2          16,500      15,592,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          25,000      22,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           3,000       3,007,969
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (a)..........................      Baa3         85,000      79,370,450
    8.00%, 06/14/01...............................      Baa3          2,250       2,257,875
    8.75%, 10/06/99...............................      Baa3         12,325      12,692,532
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         37,950      36,242,250
  Russian Ministry of Finance, (Russia),
    10.00%, 06/26/07..............................      Ba2           7,800       7,226,700
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2           6,900       8,176,500
                                                                             --------------
                                                                                198,183,376
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,787,932,280)....................................................   2,779,026,495
                                                                             --------------

COMMON STOCKS -- 32.5%                                 SHARES
                                                    -------------
AEROSPACE -- 0.8%
  AlliedSignal, Inc...............................        196,400       7,647,325
  GenCorp, Inc....................................        100,000       2,500,000
  Litton Industries, Inc. (b).....................         78,900       4,536,750
  Lockheed Martin Corp............................        193,000      19,010,500
  Parker-Hannifin Corp. (b).......................         43,925       2,015,059
  Raytheon Co. (Class "A" Stock) (b)..............          7,295         359,749
                                                                   --------------
                                                                       36,069,383
                                                                   --------------
AIRLINES -- 0.4%
  AMR Corp. (b)...................................         84,700      10,883,950
  US Airways Group, Inc. (b)......................        114,900       7,181,250
                                                                   --------------
                                                                       18,065,200
                                                                   --------------
APPAREL -- 0.0%
  Phillips-Van Heusen Corp........................         96,300       1,372,275
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.4%
  Chrysler Corp...................................        147,800       5,200,712
  Ford Motor Co...................................         95,600       4,654,525
  General Motors Corp.............................        111,000       6,729,375
  Mascotech, Inc..................................         96,000       1,764,000
  Titan International, Inc........................        102,950       2,065,434
                                                                   --------------
                                                                       20,414,046
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.4%
  BankAmerica Corp................................        172,000      12,556,000
  Barnett Banks, Inc..............................        179,600      12,908,750
  Chase Manhattan Corp............................        213,800      23,411,100
  Citicorp........................................         56,800       7,181,650
  Fleet Financial Group, Inc......................        166,100      12,447,119
                                                                   --------------
                                                                       68,504,619
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B3

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
CHEMICALS -- 0.2%
  Ferro Corp......................................        137,100  $    3,333,244
  Millennium Chemicals, Inc.......................        148,927       3,509,092
  OM Group, Inc...................................         64,400       2,358,650
                                                                   --------------
                                                                        9,200,986
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (b)...............................        373,700      12,845,937
                                                                   --------------
COMPUTER SERVICES -- 1.5%
  Autodesk, Inc...................................        671,600      24,849,200
  BMC Software, Inc. (b)..........................        296,400      19,451,250
  Cadence Design Systems, Inc. (b)................        693,800      16,998,100
  Microsoft Corp. (a).............................         67,900       8,776,075
                                                                   --------------
                                                                       70,074,625
                                                                   --------------
COMPUTERS -- 2.1%
  3Com Corp. (b)..................................        519,600      18,153,525
  Cisco Systems, Inc. (b).........................        436,050      24,309,787
  Compaq Computer Corp............................        245,300      13,844,119
  Digital Equipment Corp. (b).....................         99,200       3,670,400
  International Business Machines Corp............        179,800      18,800,337
  Sun Microsystems, Inc. (b)......................        552,900      22,046,887
                                                                   --------------
                                                                      100,825,055
                                                                   --------------
CONSTRUCTION -- 0.2%
  Oakwood Homes Corp..............................        141,600       4,699,350
  Standard Pacific Corp...........................        156,600       2,466,450
  Webb Corp.......................................        142,600       3,707,600
                                                                   --------------
                                                                       10,873,400
                                                                   --------------
CONSUMER-APPLIANCES -- 0.3%
  Sunbeam Corp.,..................................        293,000      12,342,625
                                                                   --------------
CONTAINERS -- 0.0%
  Owens-Illinois, Inc. (b)........................         58,300       2,211,756
                                                                   --------------
COSMETICS & SOAPS -- 0.5%
  Avon Products, Inc..............................        425,600      26,121,200
                                                                   --------------
DIVERSIFIED OPERATIONS -- 1.0%
  Cognizant Corp..................................        289,800      12,914,212
  General Electric Co.............................        408,600      29,981,025
  Whitman Corp....................................        135,000       3,518,437
                                                                   --------------
                                                                       46,413,674
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  American Home Products Corp.,...................        315,500      24,135,750
  Biogen, Inc. (b)................................        532,500      19,369,687
  Bristol-Myers Squibb Co.........................        308,700      29,210,737
  Cardinal Health, Inc............................        300,300      22,560,037
  Guidant Corp....................................        202,400      12,599,400
  Medtronic, Inc..................................        398,500      20,846,531
  Novartis Corp., AG, ADR (Switzerland)...........         84,100       6,833,125
  Pfizer, Inc.....................................        253,800      18,923,962
  Warner-Lambert Co...............................        190,400      23,609,600
                                                                   --------------
                                                                      178,088,829
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.0%
  Belden, Inc.....................................         68,200       2,404,050
                                                                   --------------
ELECTRONICS -- 0.5%
  Intel Corp......................................         79,600       5,591,900
  National Semiconductor Corp. (b)................        738,400      19,152,250
                                                                   --------------
                                                                       24,744,150
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.0%
  Giant Cement Holdings, Inc. (b).................         59,100       1,366,687
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.5%
  U.S.A. Waste Services, Inc. (b).................        651,100      25,555,675
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
EXPLORATION & PRODUCTION -- 0.0%
  Apex Silver Mines Ltd. (b)......................         83,600  $    1,065,900
                                                                   --------------
FINANCIAL SERVICES -- 1.6%
  Fannie Mae......................................         24,900       1,420,856
  Lehman Brothers Holdings, Inc...................        254,000      12,954,000
  Merrill Lynch & Co., Inc........................         59,200       4,317,900
  Morgan Stanley, Dean Witter, Discover & Co.,....        334,090      19,753,071
  Schwab (Charles) Corp...........................        417,600      17,513,100
  Travelers Group, Inc............................        357,967      19,285,472
                                                                   --------------
                                                                       75,244,399
                                                                   --------------
FOOD & BEVERAGES -- 1.3%
  PepsiCo, Inc....................................        740,500      26,981,969
  Quaker Oats Co..................................        317,300      16,737,575
  Ralston-Ralston Purina Group....................        205,600      19,107,950
                                                                   --------------
                                                                       62,827,494
                                                                   --------------
FOREST PRODUCTS -- 0.3%
  Boise Cascade Corp.,............................        145,600       4,404,400
  Champion International Corp.....................         96,200       4,359,062
  Louisiana-Pacific Corp..........................        100,400       1,907,600
  Mead Corp.......................................         96,500       2,702,000
  Willamette Industries, Inc......................         70,300       2,262,781
                                                                   --------------
                                                                       15,635,843
                                                                   --------------
HEALTHCARE -- 0.1%
  A.O. Smith Corp.................................         71,500       3,020,875
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp.,..................        203,800       6,037,575
  Healthsouth Corp. (b)...........................        779,300      21,625,575
                                                                   --------------
                                                                       27,663,150
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.0%
  Leggett & Platt, Inc............................         58,300       2,441,312
                                                                   --------------
HOUSING RELATED -- 0.2%
  Hanson, PLC, ADR (United Kingdom)...............        260,962       6,018,436
  Owens Corning...................................        100,100       3,415,912
                                                                   --------------
                                                                        9,434,348
                                                                   --------------
INSURANCE -- 1.2%
  Allstate Corp...................................        150,000      13,631,250
  Berkley (WR) Corp...............................         43,100       1,891,012
  Financial Security Assurance Holdings Ltd.,.....         34,600       1,669,450
  Loews Corp......................................         29,500       3,130,687
  PennCorp Financial Group, Inc...................         81,600       2,912,100
  Provident Companies, Inc........................         54,300       2,097,337
  Reinsurance Group of America, Inc...............        117,450       4,998,966
  TIG Holdings, Inc...............................         86,900       2,883,994
  Trenwick Group, Inc.............................         65,950       2,481,369
  United Healthcare Corp..........................        377,000      18,732,187
  Western National Corp...........................        134,500       3,984,562
                                                                   --------------
                                                                       58,412,914
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.0%
  Flowserve Corp..................................         40,186       1,122,696
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        398,800      22,083,550
                                                                   --------------
MACHINERY -- 0.2%
  Case Corp.......................................         88,400       5,342,675
  DT Industries, Inc..............................         36,400       1,237,600
  Global Industrial
    Technologies, Inc. (b)........................         62,400       1,056,900
  Paxar Corp. (b).................................        233,725       3,462,052
                                                                   --------------
                                                                       11,099,227
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MANUFACTURING -- 1.0%
  Illinois Tool Works, Inc. (b)...................        181,300  $   10,900,663
  Tyco International, Ltd.........................        802,800      36,176,175
                                                                   --------------
                                                                       47,076,838
                                                                   --------------
MEDIA -- 0.2%
  Central Newspapers, Inc. (Class "A" Stock)......         50,800       3,756,025
  Houghton Mifflin Co.............................         59,700       2,290,988
  Knight-Ridder, Inc..............................         59,200       3,078,400
  Lee Enterprises, Inc............................         51,700       1,528,381
                                                                   --------------
                                                                       10,653,794
                                                                   --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc., (b)........        198,200      12,883,000
                                                                   --------------
METALS-FERROUS -- 0.2%
  Bethlehem Steel Corp. (b).......................        225,200       1,942,350
  LTV Corp........................................        208,300       2,030,925
  Material Sciences Corp. (b).....................         98,500       1,200,469
  National Steel Corp. (Class "B" Stock) (b)......         42,900         496,031
  USX-U.S. Steel Group............................         61,800       1,931,250
                                                                   --------------
                                                                        7,601,025
                                                                   --------------
METALS-NON FERROUS -- 0.2%
  Aluminum Company of America.....................        147,600      10,387,350
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.3%
  Coltec Industries, Inc. (b).....................         44,400       1,029,525
  Donaldson, Co...................................         55,500       2,500,969
  IDEX Corp.......................................         61,100       2,130,863
  Mark IV Industries, Inc.........................         87,942       1,923,731
  Trinity Industries, Inc.........................         53,100       2,369,588
  Wolverine Tube, Inc. (b)........................         37,600       1,165,600
  York International Corp.........................         27,400       1,084,013
                                                                   --------------
                                                                       12,204,289
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  Eastman Kodak Co................................         29,200       1,775,725
  Unilever N.V., ADR (United Kingdom).............        237,000      14,797,688
                                                                   --------------
                                                                       16,573,413
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.2%
  CBS Corp........................................        207,400       6,105,338
  Energy Group, PLC, ADR (United Kingdom).........         49,862       2,225,092
                                                                   --------------
                                                                        8,330,430
                                                                   --------------
OIL & GAS -- 1.3%
  Basin Exploration, Inc. (b).....................         17,700         314,175
  Cabot Oil & Gas Corp. (Class "A" Stock).........         90,100       1,751,319
  Cross Timbers Oil Co............................        296,300       7,388,981
  Elf Aquitaine SA, ADR (France)..................        126,900       7,439,513
  Enron Oil & Gas Co..............................         49,200       1,042,425
  Murphy Oil Corp.................................         28,100       1,522,669
  Noble Affiliates, Inc.,.........................        196,700       6,933,675
  Pioneer Natural Resources Co....................        325,044       9,405,961
  Seagull Energy Corp. (b)........................         63,700       1,313,813
  Total SA (Class "B" Stock) (France).............        126,800       7,037,400
  Unocal Corp.....................................        389,700      15,125,231
  Western Gas Resources, Inc.,....................        104,700       2,316,488
                                                                   --------------
                                                                       61,591,650
                                                                   --------------
OIL & GAS SERVICES -- 1.5%
  Apache Corp.....................................        498,500      17,478,656
  Halliburton Co..................................        595,200      30,913,200
  J. Ray McDermott, SA (b)........................        166,500       7,159,500

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  McDermott International, Inc....................        307,700  $   11,269,513
  Oryx Energy Co. (b).............................        125,500       3,200,250
                                                                   --------------
                                                                       70,021,119
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Crescent Operating, Inc. (b)....................         17,360         425,320
  Crescent Real Estate Equities, Inc..............        166,300       6,548,063
  Equity Residential Properties Trust.............         14,600         738,213
                                                                   --------------
                                                                        7,711,596
                                                                   --------------
RETAIL -- 4.2%
  Bombay Company, Inc. (b)........................        141,500         654,438
  Borders Group, Inc. (b).........................        656,000      20,541,000
  Charming Shoppes, Inc. (b)......................        824,800       3,866,250
  Consolidated Stores Corp. (b)...................        466,900      20,514,419
  Costco Companies, Inc. (b)......................        373,200      16,654,050
  CVS Corp........................................        157,900      10,115,469
  Designs, Inc. (b)...............................         52,800         158,400
  Dillards, Inc. (Class "A" Stock)................         32,200       1,135,050
  Federated Department Stores, Inc. (b)...........        242,700      10,451,269
  Home Depot, Inc.................................        276,050      16,252,444
  Jan Bell Marketing, Inc. (b)....................        153,800         384,500
  Kmart Corp. (b).................................        619,600       7,164,125
  Kroger Co. (b)..................................        407,400      15,048,338
  Liz Claiborne, Inc..............................        276,600      11,565,338
  Rite Aid Corp...................................        241,700      14,184,769
  Safeway, Inc. (b)...............................        407,800      25,793,350
  Tandy Corp......................................         47,500       1,831,719
  The Limited, Inc................................        215,300       5,490,150
  The TJX Companies, Inc..........................        449,600      15,455,000
  Toys 'R' Us, Inc. (b)...........................         88,700       2,788,506
                                                                   --------------
                                                                      200,048,584
                                                                   --------------
RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.......................         39,800       2,532,275
                                                                   --------------
TELECOMMUNICATIONS -- 1.2%
  Alcatel Alsthom, ADR (France)...................        127,000       3,214,688
  Deutsche Telekom, ADR (Germany).................         45,800         853,025
  Nextel Communications, Inc. (Class "A" Stock)
    (b)...........................................        871,500      22,659,000
  Tellabs, Inc. (b)...............................        299,000      15,809,625
  WorldCom, Inc...................................        410,800      12,426,700
                                                                   --------------
                                                                       54,963,038
                                                                   --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (b)...         73,800       1,891,125
  Pillowtex Corp..................................         18,830         656,696
  Tultex Corp. (b)................................         89,800         364,813
                                                                   --------------
                                                                        2,912,634
                                                                   --------------
TOBACCO -- 0.8%
  Bat Industries, PLC, ADR (United Kingdom).......        107,100       2,008,125
  Phillip Morris Co. Inc..........................        646,700      29,303,594
  RJR Nabisco Holdings Corp.......................        125,800       4,717,500
                                                                   --------------
                                                                       36,029,219
                                                                   --------------
TOYS -- 0.4%
  Mattel, Inc.....................................        475,751      17,721,725
                                                                   --------------
TRUCKING/SHIPPING -- 0.0%
  Yellow Corp. (b)................................         44,300       1,113,038
                                                                   --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc...........................        208,000       5,720,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,331,959,806)..........................................   1,543,620,897
                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B5

DECEMBER 31, 1997

                                                                       VALUE
PREFERRED STOCKS -- 0.7%                               SHARES         (NOTE 2)
                                                    -------------  --------------
FINANCIAL SERVICES -- 0.7%
  Central Hispano Capital Corp.,..................        225,900  $    6,254,606
  Central Hispano Corp.,..........................      1,000,000      26,000,000
                                                                   --------------
                                                                       32,254,606
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $31,236,594).............................................      32,254,606
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,151,360,152)..........................................   4,354,901,998
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 7.2%                      (UNAUDITED)     (000)          (NOTE 2)
                                                    -----------   ---------        --------
ASSET-BACKED SECURITIES -- 0.3%
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1       $   1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           4,600       4,560,857
  Falcon Asset Securitization Corp.,
    5.90%, 01/21/98...............................       P1           1,000         996,886
  Restructured Asset Securities Enhanced Return,
    5.95875%, 08/28/98............................       P1           4,000       4,000,000
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           2,000       2,000,000
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1           2,000       1,984,184
  Wood Street Funding Corp.,
    5.83%, 02/13/98...............................       P1           1,000         993,198
                                                                             --------------
                                                                                 15,526,574
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank--Michigan,
    5.00%, 01/30/98...............................       P1           2,000       1,998,356
  US Bank, N.A.,
    5.83094%, 10/21/98............................       P1           1,000         999,358
                                                                             --------------
                                                                                  7,997,714
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURO -- 0.2%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           4,000       4,000,209
  Westdeutsche Landesbank Girozentral, (Germany),
    5.83%, 08/03/98...............................       P1           6,000       5,997,462
                                                                             --------------
                                                                                  9,997,671
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.1%
  Canadian Imperial Bank of Commerce, (Canada),
    5.95%, 06/29/98...............................       P1             900         899,706
  Corestates Bank, NA,
    5.7825%, 01/23/98.............................       P1           1,000       1,000,000
  Credit Agricole Indosuez,
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           7,000       6,998,241
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, N.Y., (Finland),
    6.125%, 05/15/98..............................       A3       $   6,160  $    6,160,000
    9.75%, 12/15/98...............................      Baa1         16,950      17,472,908
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,775       2,802,750
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Swiss Bank Corp.,
    5.77%, 01/30/98...............................       P1           2,000       1,999,421
                                                                             --------------
                                                                                 53,613,180
                                                                             --------------
COMMERCIAL PAPER -- 3.4%
  Aon Corp.,
    5.79%, 03/12/98...............................       P2             880         870,234
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,000         993,719
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           6,000       5,992,907
  BP America,
    6.90%, 01/02/98...............................       P1           6,500       6,500,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,088,291
  Coca-Cola Enterprises,
    5.65%, 03/12/98...............................       P2           3,000       2,967,512
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,498,000
    6.09%, 11/09/98...............................      Baa1         34,000      34,009,860
    6.29%, 10/22/98...............................      Baa1          5,000       5,009,900
    6.689%, 05/22/98..............................      Baa1          9,000       9,024,300
  Duke Capital Corp.,
    5.90%, 01/23/98...............................       P2           1,000         996,558
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    7.875%, 03/15/98 (b)..........................      Baa2          9,925       9,961,921
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,045,750
  Finova Capital Corp.,
    5.75%, 02/04/98...............................       P2           3,400       3,382,079
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         11,500      11,521,275
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  Honeywell Inc.,
    6.75%, 01/02/98...............................       P1           4,250       4,250,000
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           2,000       1,970,981
    5.74%, 04/28/98...............................       P1           1,600       1,570,407
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Newell Co.,
    6.80%, 01/02/98...............................       P1           6,500       6,500,000
  Old Line Funding Corp.,
    5.90%, 01/21/98...............................      A1+           1,000         996,886
  PHH Corp.,
    6.75%, 01/02/98...............................       P1           6,500       6,500,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           2,000       1,976,320
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B6

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3       $   1,000  $    1,000,220
  Xerox Capital (Europe) PLC
    5.75%, 02/05/98...............................       P1           3,000       2,983,708
    5.79%, 02/12/98...............................       P1             875         869,230
    6.85%, 01/02/98...............................       P1           2,610       2,610,000
                                                                             --------------
                                                                                156,055,189
                                                                             --------------
MEDIUM TERM NOTES -- 0.2%
  Ford Motor Credit Corp.,
    9.00%, 03/25/98...............................       P1           1,200       1,208,318
  General Motors Acceptance Corp.,
    5.76825%, 09/21/98............................       P1           3,000       2,997,564
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           4,000       3,998,626
  Morgan Stanley Group, Inc.,
    6.34%, 03/09/98...............................       P1           1,000       1,000,606
  Suntrust Banks, Inc.,
    8.875%, 02/01/98..............................       P1             805         806,820
                                                                             --------------
                                                                                 10,011,934
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.1%
  Association Corp. of America,
    6.125%, 02/01/98..............................       P1           2,040       2,039,976
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,700       2,709,664
                                                                             --------------
                                                                                  4,749,640
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.0%
  United States Treasury Bills,
    5.045%, 03/19/98 (a)..........................                      700         692,545
    5.165%, 01/22/98 (a)..........................                      300         299,139
    5.29%, 03/19/98 (a)...........................                      400         395,533
                                                                             --------------
                                                                                  1,387,217
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
REPURCHASE AGREEMENT -- 1.7%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................                $  81,783  $   81,783,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $340,697,062)......................................................     341,122,119
                                                                             --------------
TOTAL INVESTMENTS -- 99.0%
  (cost $4,491,825,742; Note 6)............................................   4,696,024,117
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (c) -- (0.0%)..................................................        (653,438)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.0%.....................................................................      48,861,360
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,744,232,039
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    M.T.N.  Medium Term Note
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Open futures contracts as of December 31, 1997 are as follows:

NUMBER OF                        EXPIRATION    VALUE AT         VALUE AT        APPRECIATION/
CONTRACTS          TYPE             DATE      TRADE DATE    DECEMBER 31, 1997    DEPRECIATION
Long Position:
    61     S&P 500 Index           Mar 98     15,095,625          14,931,275      (164,350)
   318     U.S. Treasury 5 Yr.     Mar 98     34,423,500          34,542,750       119,250
   166     U.S. Treasury 5 Yr.     Mar 98     19,931,438          19,997,813        66,375
Short Position:
   637     U.S. Treasury 5 Yr.     Mar 98     75,803,000          76,738,594      (935,594)
   365     U.S. Treasury 5 Yr.     Mar 98     39,488,438          39,648,125      (159,687)
  1181     U.S. Treasury 10 Yr.    Mar 98    131,755,312         132,456,531      (701,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B7

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.8%
                                                                       VALUE
COMMON STOCKS -- 57.6%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 1.3%
  AlliedSignal, Inc...............................        289,300  $   11,264,619
  GenCorp, Inc....................................        428,200      10,705,000
  Litton Industries, Inc. (a).....................        324,400      18,653,000
  Lockheed Martin Corp............................        272,900      26,880,650
  Raytheon Co. (Class "A" Stock)..................         30,252       1,491,826
                                                                   --------------
                                                                       68,995,095
                                                                   --------------
AIRLINES -- 1.4%
  AMR Corp. (a)...................................        346,000      44,461,000
  USAir Group, Inc. (a)...........................        491,700      30,731,250
                                                                   --------------
                                                                       75,192,250
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.5%
  Chrysler Corp...................................        632,700      22,263,131
  Ford Motor Co...................................        301,300      14,669,544
  General Motors Corp.............................        474,400      28,760,500
  Mascotech, Inc..................................        411,300       7,557,637
  Titan International, Inc........................        440,700       8,841,544
                                                                   --------------
                                                                       82,092,356
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.8%
  BankAmerica Corp................................        243,900      17,804,700
  Barnett Banks, Inc..............................        254,200      18,270,625
  Chase Manhattan Corp............................        302,100      33,079,950
  Citicorp........................................         80,500      10,178,219
  Fleet Financial Group, Inc......................        235,100      17,617,806
                                                                   --------------
                                                                       96,951,300
                                                                   --------------
CHEMICALS -- 0.7%
  Ferro Corp......................................        586,950      14,270,222
  Millennium Chemicals, Inc.......................        637,700      15,025,806
  OM Group, Inc...................................        275,900      10,104,837
                                                                   --------------
                                                                       39,400,865
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (a)...............................        529,500      18,201,562
                                                                   --------------
COMPUTERS -- 2.2%
  3Com Corp. (a)..................................        737,000      25,748,937
  Compaq Computer Corp............................        346,700      19,566,881
  Digital Equipment Corp. (a).....................        424,700      15,713,900
  International Business Machines Corp............        254,400      26,600,700
  Sun Microsystems, Inc. (a)......................        781,100      31,146,362
                                                                   --------------
                                                                      118,776,780
                                                                   --------------
COMPUTER SERVICES -- 2.4%
  Autodesk, Inc...................................        951,300      35,198,100
  BMC Software, Inc. (a)..........................        419,800      27,549,375
  Cadence Design Systems, Inc. (a)................        979,500      23,997,750
  Cisco Systems, Inc. (a).........................        617,100      34,403,325
  Microsoft Corp..................................         95,800      12,382,150
                                                                   --------------
                                                                      133,530,700
                                                                   --------------
CONSTRUCTION -- 0.8%
  Oakwood Homes Corp..............................        606,400      20,124,900
  Standard Pacific Corp...........................        670,400      10,558,800
  Webb Corp.......................................        611,100      15,888,600
                                                                   --------------
                                                                       46,572,300
                                                                   --------------
CONTAINERS -- 0.2%
  Owens-Illinois, Inc. (a)........................        250,000       9,484,375
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Avon Products, Inc..............................        595,600      36,554,950
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
DIVERSIFIED OPERATIONS -- 1.7%
  Cognizant Corp..................................        410,000  $   18,270,625
  General Electric Co.............................        577,200      42,352,050
  Loews Corp......................................        175,000      18,571,875
  Whitman Corp....................................        578,000      15,064,125
                                                                   --------------
                                                                       94,258,675
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 4.6%
  American Home Products Corp.....................        446,600      34,164,900
  Biogen, Inc. (a)................................        752,300      27,364,912
  Bristol-Myers Squibb Co.........................        453,400      42,902,975
  Cardinal Health, Inc............................        425,100      31,935,637
  Guidant Corp....................................        284,900      17,735,025
  Medtronic, Inc..................................        564,000      29,504,250
  Novartis Corp., AG, ADR (Switzerland)...........        114,200       9,278,750
  Pfizer, Inc.....................................        359,600      26,812,675
  Warner-Lambert Co...............................        269,000      33,356,000
                                                                   --------------
                                                                      253,055,124
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.2%
  Baldor Electric Co..............................              1              29
  Belden, Inc.....................................        292,200      10,300,050
                                                                   --------------
                                                                       10,300,079
                                                                   --------------
ELECTRONICS -- 0.6%
  Intel Corp......................................        112,500       7,903,125
  National Semiconductor Corp. (a)................      1,029,600      26,705,250
                                                                   --------------
                                                                       34,608,375
                                                                   --------------
ENERGY -- 0.2%
  Energy Group, PLC, ADR (United Kingdom).........        218,900       9,768,413
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holdings, Inc. (a).................        259,600       6,003,250
                                                                   --------------
ENVIRONMENTAL SERVICES -- 1.1%
  U.S.A. Waste Services, Inc. (a).................        920,200      36,117,850
  Waste Management, Inc...........................        872,300      23,988,250
                                                                   --------------
                                                                       60,106,100
                                                                   --------------
FINANCIAL SERVICES -- 3.3%
  Federal National Mortgage Association...........         35,100       2,002,894
  Lehman Brothers Holdings, Inc...................      1,087,300      55,452,300
  Merrill Lynch & Co., Inc........................        253,100      18,460,481
  Morgan Stanley, Dean Witter, Discover & Co......        632,195      37,378,529
  Schwab (Charles) Corp...........................        589,900      24,738,931
  Travelers Group, Inc............................        763,266      41,120,956
                                                                   --------------
                                                                      179,154,091
                                                                   --------------
FOOD & BEVERAGES -- 2.0%
  PepsiCo, Inc....................................      1,047,900      38,182,856
  Quaker Oats Co..................................        448,500      23,658,375
  Ralston-Ralston Purina Group....................        291,000      27,044,812
  RJR Nabisco Holdings Corp.......................        538,700      20,201,250
                                                                   --------------
                                                                      109,087,293
                                                                   --------------
FOREST PRODUCTS -- 1.3%
  Boise Cascade Corp..............................        700,000      21,175,000
  Champion International Corp.....................        412,200      18,677,812
  Louisiana-Pacific Corp..........................        412,200       7,831,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B8

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Mead Corp.......................................        413,200  $   11,569,600
  Willamette Industries, Inc......................        301,600       9,707,750
                                                                   --------------
                                                                       68,961,962
                                                                   --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.0%
  Columbia/HCA Healthcare Corp....................        855,000      25,329,375
  Healthsouth Corp. (a)...........................      1,101,400      30,563,850
                                                                   --------------
                                                                       55,893,225
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.5%
  Leggett & Platt, Inc............................        249,500      10,447,812
  Sunbeam Corp....................................        415,000      17,481,875
                                                                   --------------
                                                                       27,929,687
                                                                   --------------
HOUSING RELATED -- 0.7%
  Hanson, PLC, ADR (United Kingdom)...............      1,046,700      24,139,519
  Owens Corning...................................        429,000      14,639,625
                                                                   --------------
                                                                       38,779,144
                                                                   --------------
INSTRUMENTS-CONTROLS -- 0.2%
  Parker-Hannifin Corp............................        187,500       8,601,563
                                                                   --------------
INSURANCE -- 2.6%
  Allstate Corp...................................        212,000      19,265,500
  Berkley (WR) Corp...............................        186,450       8,180,494
  Financial Security Assurance Holdings Ltd.......        148,500       7,165,125
  PennCorp Financial Group, Inc...................        349,600      12,476,350
  Provident Companies, Inc........................        232,600       8,984,175
  Reinsurance Group of America, Inc...............        503,100      21,413,194
  TIG Holdings, Inc...............................        372,300      12,355,706
  Trenwick Group, Inc.............................        289,700      10,899,962
  United Healthcare Corp..........................        532,700      26,468,531
  Western National Corp...........................        575,900      17,061,037
                                                                   --------------
                                                                      144,270,074
                                                                   --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................        563,300      31,192,737
                                                                   --------------
MACHINERY -- 0.9%
  Case Corp.......................................        378,500      22,875,594
  DT Industries, Inc..............................        155,600       5,290,400
  Global Industrial Technologies, Inc. (a)........        273,600       4,634,100
  Paxar Corp. (a).................................      1,011,875      14,988,398
                                                                   --------------
                                                                       47,788,492
                                                                   --------------
MANUFACTURING -- 1.6%
  A.O. Smith Corp.................................        306,300      12,941,175
  Flowserve Corp..................................        171,691       4,796,617
  Illinois Tool Works, Inc........................        256,100      15,398,012
  Tyco International, Ltd.........................      1,134,202      51,109,978
                                                                   --------------
                                                                       84,245,782
                                                                   --------------
MEDIA -- 0.8%
  Central Newspapers, Inc. (Class "A" Stock)......        217,600      16,088,800
  Houghton Mifflin Co.............................        255,200       9,793,300
  Knight-Ridder, Inc..............................        253,000      13,156,000
  Lee Enterprises, Inc............................        221,400       6,545,137
                                                                   --------------
                                                                       45,583,237
                                                                   --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc. (a).........        280,000      18,200,000
                                                                   --------------

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).......................        958,000  $    8,262,750
  LTV Corp........................................        892,000       8,697,000
  Material Sciences Corp. (a).....................        421,800       5,140,687
  National Steel Corp. (Class "B" Stock) (a)......        183,200       2,118,250
  USX-U.S. Steel Group............................        265,100       8,284,375
                                                                   --------------
                                                                       32,503,062
                                                                   --------------
METALS-NON FERROUS -- 0.8%
  Aluminum Company of America.....................        632,400      44,505,150
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  Coltec Industries, Inc. (a).....................        190,000       4,405,625
  Donaldson, Co...................................        237,800      10,715,862
  IDEX Corp.......................................        261,500       9,119,813
  Mark IV Industries, Inc.........................        376,900       8,244,688
  Trinity Industries, Inc.........................        227,000      10,129,875
  Wolverine Tube, Inc. (a)........................        164,600       5,102,600
  York International Corp.........................        117,200       4,636,725
                                                                   --------------
                                                                       52,355,188
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co................................        120,000       7,297,500
  Unilever N.V., ADR (United Kingdom).............        334,000      20,854,125
                                                                   --------------
                                                                       28,151,625
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.5%
  CBS Corp........................................        892,600      26,275,913
                                                                   --------------
OIL & GAS -- 3.0%
  Basin Exploration, Inc. (a).....................         75,700       1,343,675
  Cabot Oil & Gas Corp. (Class "A" Stock).........        385,700       7,497,044
  Cross Timbers Oil Co............................        417,400      10,408,913
  Elf Aquitaine SA, ADR (France)..................        544,200      31,903,725
  Enron Oil & Gas Co..............................        210,600       4,462,088
  Murphy Oil Corp.................................        120,900       6,551,269
  Noble Affiliates, Inc...........................        426,300      15,027,075
  Pioneer Natural Resources Co....................      1,426,731      41,286,028
  Seagull Energy Corp. (a)........................        260,200       5,366,625
  Total SA (Class "B" Stock) (France).............        179,200       9,945,600
  Unocal Corp.....................................        550,500      21,366,281
  Western Gas Resources, Inc......................        448,500       9,923,063
                                                                   --------------
                                                                      165,081,386
                                                                   --------------
OIL & GAS SERVICES -- 3.0%
  Apache Corp.....................................        704,200      24,691,013
  Halliburton Co..................................        844,100      43,840,444
  J. Ray McDermott, SA (a)........................        713,300      30,671,900
  McDermott International, Inc....................      1,345,700      49,286,263
  Oryx Energy Co. (a).............................        537,500      13,706,250
                                                                   --------------
                                                                      162,195,870
                                                                   --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd. (a)......................        360,900       4,601,475
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.7%
  Crescent Operating, Inc. (a)....................         71,240       1,745,380
  Crescent Real Estate Equities, Inc..............        712,400      28,050,750
  Equity Residential Properties Trust.............        160,000       8,090,000
                                                                   --------------
                                                                       37,886,130
                                                                   --------------
RETAIL -- 6.4%
  Bombay Company, Inc. (a)........................        605,900       2,802,288
  Borders Group, Inc. (a).........................        927,500      29,042,344

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B9

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Charming Shoppes, Inc. (a)......................      3,532,600  $   16,559,063
  Consolidated Stores Corp. (a)...................        661,800      29,077,838
  Costco Companies, Inc. (a)......................        526,000      23,472,750
  CVS Corp........................................        223,000      14,285,938
  Designs, Inc. (a)...............................        216,200         648,600
  Dillards, Inc. (Class "A" Stock)................        138,100       4,868,025
  Federated Department Stores, Inc. (a)...........        342,800      14,761,825
  Home Depot, Inc.................................        390,000      22,961,250
  Jan Bell Marketing, Inc. (a)....................        658,700       1,646,750
  K mart Corp. (a)................................      2,646,900      30,604,781
  Kroger Co. (a)..................................        575,200      21,246,450
  Liz Claiborne, Inc..............................        391,300      16,361,231
  Phillips-Van Heusen Corp........................        412,600       5,879,550
  Rite Aid Corp...................................        341,400      20,035,913
  Safeway, Inc. (a)...............................        576,300      36,450,975
  Tandy Corp......................................        203,800       7,859,038
  The Limited, Inc................................        837,400      21,353,700
  The TJX Companies, Inc..........................        637,200      21,903,750
  Toys 'R' Us, Inc. (a)...........................        379,600      11,933,675
                                                                   --------------
                                                                      353,755,734
                                                                   --------------
RUBBER -- 0.2%
  Goodyear Tire & Rubber Co.......................        170,800      10,867,150
                                                                   --------------
TELECOMMUNICATIONS -- 1.6%
  Alcatel Alsthom, ADR (France)...................        543,800      13,764,938
  Deutsche Telekom, ADR (Germany).................        196,100       3,652,363
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................      1,242,000      32,292,000
  Tellabs, Inc. (a)...............................        422,500      22,339,688
  WorldCom, Inc...................................        579,500      17,529,875
                                                                   --------------
                                                                       89,578,864
                                                                   --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...        316,400       8,107,750
  Pillowtex Corp..................................         78,333       2,731,856
  Tultex Corp. (a)................................        384,400       1,561,625
                                                                   --------------
                                                                       12,401,231
                                                                   --------------
TOBACCO -- 1.0%
  Bat Industries, PLC, ADR (United Kingdom).......        458,600       8,598,750
  Phillip Morris Co. Inc..........................      1,034,900      46,893,906
                                                                   --------------
                                                                       55,492,656
                                                                   --------------
TOYS -- 0.5%
  Mattel, Inc.....................................        672,700      25,058,075
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp. (a)................................        189,400       4,758,675
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,741,915,742)..........................................   3,159,008,020
                                                                   --------------

PREFERRED STOCKS -- 0.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Corp............................      1,000,000      26,000,000
                                                                   --------------
    (cost $25,440,000)

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 35.8%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 2.3%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      24,379,695
    10.375%, 02/01/11 (c).........................      Ba1          25,750      33,388,737
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         19,500      23,372,310
    11.21%, 05/01/14..............................      Baa3         17,500      24,540,425
                                                                             --------------
                                                                                126,625,826
                                                                             --------------
APPAREL MANUFACTURING -- 0.4%
  Nine West Group, Inc.,
    8.375%, 08/15/05..............................      Ba2          25,000      23,937,500
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.4%
  California Infrastructure,
    6.17%, 03/25/03...............................      Aaa           4,000       4,012,400
  MBNA Master Credit Card Trust,
    5.976%, 11/15/02..............................      Aaa           1,000       1,000,312
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (b)...........................      Aaa           4,500       4,453,560
                                                                             --------------
                                                                                  9,466,272
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.5%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2           5,500       5,492,850
  Banc One Corp.,
    5.876%, 09/30/99..............................      Aa3           5,000       5,010,400
  Banco Ganadero, SA, (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05 (b)...........................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 (b)..........................      Ba1          43,000      25,198,430
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................       A1           5,400       5,413,500
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           2,500       2,495,000
  BT Securities Corp.,
    6.125%, 02/24/00..............................       A3           5,000       4,955,000
  Capital One Bank,
    6.844%, 06/13/00..............................      Baa3         23,900      24,225,757
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3           5,000       5,000,000
  Chemical Banking,
    6.075%, 02/28/00..............................      Aa3           6,000       6,009,240
  Citicorp, M.T.N.,
    6.045%, 05/15/00..............................      Aa3          10,000      10,031,800
  First Chicago NBD Corp.,
    5.986%, 06/10/02..............................       A1          10,000       9,989,600
  Great Western Financial,
    8.206%, 02/01/27..............................      Baa2         14,200      15,060,804

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B10

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/01/49 (b)...........................       A3       $   9,000  $    9,180,000
  Key Bank N.A.
    5.875%, 08/29/00..............................      Aa3           7,000       6,950,020
  MBNA America Bank N.A.,
    5.973%, 07/18/01..............................      Baa1          5,000       4,965,500
  MBNA Corp.,
    6.288%, 09/08/00..............................      Baa2          3,000       2,991,000
  Merita Bank, Ltd.,
    7.50%, 12/29/49 (b)...........................       NR          12,000      12,312,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,700,000
    6.60%, 12/10/07...............................       A1           5,000       5,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Norwest Corp.,
    5.863%, 11/13/01..............................      Aa3           6,450       6,446,130
  Okobank, (Finland),
    7.20%, 10/29/49 (c)...........................       A3          12,500      12,640,625
    7.312%, 09/27/49 (b)..........................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (b)...........................      Aa3           5,000       5,032,600
  Siam Commercila, (Thailand),
    7.50%, 03/15/06 (b)...........................      Ba1          14,500       9,425,000
  Suntrust Bank, Inc.,
    5.889%, 04/22/02..............................       A1          10,000       9,979,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49 (b)..........................       A1           5,000       5,037,500
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (b)...........................      Ba1          20,000      12,000,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                302,152,738
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.6%
  Roger Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,200,000
  Tele-Communications, Inc.,
    6.656%, 12/20/00..............................      Ba1           5,000       5,012,500
    7.375%, 02/15/00..............................      Ba1           6,000       6,115,800
    7.875%, 08/01/13..............................      Ba1          43,750      47,056,187
    8.25%, 01/15/03...............................      Ba1           8,000       8,543,120
    9.875%, 06/15/22..............................      Ba1          12,878      16,782,996
                                                                             --------------
                                                                                 85,710,603
                                                                             --------------
CHEMICALS -- 0.2%
  Reliance Industries Ltd., (India),
    9.375%, 06/24/26..............................      Baa3         12,000      12,045,000
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CONSULTING -- 0.3%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1      $  12,500  $   12,513,250
    6.375%, 11/30/01..............................      Baa1          2,700       2,700,000
                                                                             --------------
                                                                                 15,213,250
                                                                             --------------
CONSUMER SERVICES
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           4,000       4,004,080
                                                                             --------------
FINANCIAL SERVICES -- 5.3%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,600,000
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Caterpillar Financial Services,
    5.829%, 04/10/00..............................       A2           5,000       5,011,850
  Conseco, Inc.,
    8.70%, 11/15/26 (c)...........................      Baa3         32,538      36,378,552
    8.796%, 04/01/27..............................      Ba2          29,000      32,368,930
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         20,700      20,797,290
    6.95%, 03/01/04...............................      Baa2          7,500       7,650,000
    7.00%, 06/15/00...............................      Baa3         13,500      13,769,460
  Ford Credit Europe PLC,
    6.086%, 12/20/99..............................       A1          10,000      10,010,000
  General Motors Acceptance Corp., M.T.N.,
    5.813%, 10/30/00..............................       A3          10,000       9,941,250
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1         10,000       9,937,500
    6.40%, 08/30/00 (c)...........................      Baa1         93,250      93,133,437
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         23,100      24,486,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
                                                                             --------------
                                                                                290,489,844
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer Daniels,
    6.95%, 12/15/2097.............................      Aa3          19,700      19,956,888
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
                                                                             --------------
                                                                                 24,965,538
                                                                             --------------
FOREST PRODUCTS -- 0.4%
  UPM-Kymmene Corp.,
    7.45%, 11/26/27...............................      Baa1         23,400      24,014,250
                                                                             --------------
INVESTMENT BANKING -- 1.9%
  Merrill Lynch Pierce, Fenner & Smith, Inc.,
    5.935%, 11/14/00..............................       A3          10,000       9,966,250
  Morgan Stanley Group, Inc.,
    5.869%, 12/19/01..............................       A1           5,000       4,987,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B11

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  PaineWebber Group, Inc.,
    6.206%, 06/03/99..............................      Baa1      $   5,000  $    5,004,000
  Salomon, Inc.,
    6.25%, 10/01/99...............................      Baa1         26,400      26,430,624
    6.50%, 03/01/00...............................       A2          19,000      19,099,560
    6.59%, 02/21/01...............................       A2          23,250      23,443,440
    6.75%, 08/15/03...............................      Baa1          5,000       5,059,400
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
                                                                             --------------
                                                                                102,842,784
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,815       5,921,647
                                                                             --------------
MEDIA -- 3.4%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,323,132
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1           9,250      10,014,050
    8.18%, 08/15/07...............................      Ba1           8,000       8,707,680
    9.125%, 01/15/13..............................      Ba1          39,690      47,261,661
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          18,275      20,504,916
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          23,350      22,943,243
    7.75%, 06/01/05...............................      Ba2          68,800      69,975,792
                                                                             --------------
                                                                                188,730,474
                                                                             --------------
METALS & MINING -- 0.1%
  PT Alatief Freeport Financial Co.,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           7,600       7,676,000
                                                                             --------------
OIL & GAS -- 1.2%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          3,000       3,362,100
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1          20,990      23,351,585
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         33,250      34,169,695
                                                                             --------------
                                                                                 68,282,700
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      24,937,500
                                                                             --------------
RETAIL -- 1.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,848,400
    8.50%, 06/15/03 (b)...........................      Baa2         54,890      59,879,501
    10.00%, 02/15/01..............................      Ba1           8,000       8,811,200
                                                                             --------------
                                                                                 72,539,101
                                                                             --------------
SHIPPING -- 0.1%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................      Baa1          5,650       5,579,375
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
TELECOMMUNICATIONS -- 1.9%
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $   4,000  $    1,920,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          57,000      59,689,830
    7.75%, 04/01/07...............................      Ba1          20,000      21,477,800
    7.75%, 04/01/27...............................      Ba1           6,000       6,592,560
    8.875%, 01/15/06..............................      Ba1          16,000      17,214,720
                                                                             --------------
                                                                                106,894,910
                                                                             --------------
TOBACCO -- 2.4%
  Philip Morris Co. Inc.,
    7.20%, 02/01/07...............................       A2          10,000      10,318,900
    7.50%, 04/01/04...............................       A2          50,000      52,363,500
  RJR Nabisco, Inc.,
    8.50%, 07/01/07...............................      Baa3         12,750      13,592,138
    8.75%, 04/15/04...............................      Baa3          5,000       5,352,750
    8.75%, 08/15/05...............................      Baa3         12,500      13,486,625
    8.75%, 07/15/07...............................      Baa3         25,000      27,110,750
    9.25%, 08/15/13...............................      Baa3          7,000       7,854,350
                                                                             --------------
                                                                                130,079,013
                                                                             --------------
UTILITIES -- 1.4%
  Cleveland Electric Illumination,
    7.88%, 11/01/17...............................      Ba1          27,000      28,503,900
  Consolidated Edison,
    5.998%, 06/15/02..............................       A1           7,000       7,014,420
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/17...............................      Baa1          5,000       5,018,750
    6.875%, 12/15/07..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           6,250       5,519,531
  Southern California Edison Co.,
    6.38%, 09/25/08...............................      Aaa           7,000       7,057,400
                                                                             --------------
                                                                                 78,552,751
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19 (b).....................                   11,800       3,071,658
  United States Treasury Bonds,
    6.125%, 08/15/07..............................                   10,450      10,739,047
  United States Treasury Notes,
    5.875%, 09/30/02 (c)..........................                    7,650       7,691,846
    6.00%, 08/15/00...............................                    2,750       2,769,773
    6.375%, 08/15/27..............................                   37,910      39,983,298
                                                                             --------------
                                                                                 64,255,622
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 3.4%
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         13,600      12,716,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B12

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2       $  12,500  $   11,812,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          35,000      31,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           2,000       2,005,313
  Republic of Argentina, (Argentina),
    6.687%, 03/31/05..............................       B1           1,949       1,744,176
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (b)..........................      Baa3         25,000      23,344,250
    8.00%, 06/14/01...............................      Baa3          2,150       2,157,525
    8.75%, 10/06/99...............................      Baa3         12,300      12,666,786
  Republic of Philippines, (The Philippines),
    8.60%, 06/15/27 (b)...........................      Ba1           8,000       6,560,000
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         25,600      24,448,000
  Russian Ministry of Finance, (Russia),
    9.25%, 11/27/01...............................      Ba2          35,000      33,337,500
    10.00%, 06/26/07..............................      Ba2           5,600       5,188,400
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2          11,200      13,272,000
                                                                             --------------
                                                                                186,376,200
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,964,292,103)....................................................   1,966,905,540
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,731,647,845)....................................................   5,151,913,560
                                                                             --------------

SHORT-TERM INVESTMENTS -- 5.8%
ASSET-BACKED SECURITIES -- 0.4%
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,100       1,093,091
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1           1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           5,400       5,354,049
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Restructured Asset Securities Enhanced Return,
    5.958%, 08/28/98..............................       P1           4,000       4,000,000
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           5,000       5,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1       $   2,135  $    2,118,116
    5.88%, 01/29/98...............................       P1           1,000         995,590
    5.98%, 01/21/98...............................       P1           1,225       1,221,134
                                                                             --------------
                                                                                 23,746,477
                                                                             --------------
BANK ACCEPTANCE -- 0.1%
  Bank of Montreal, (Canada),
    5.68%, 02/17/98...............................       P1           4,000       3,970,969
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank Michigan,
    5.00%, 01/30/98...............................       P1           3,000       2,997,534
  US Bank, N.A.,
    5.830%, 10/21/98..............................       P1           3,000       2,998,073
                                                                             --------------
                                                                                 10,995,607
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Taubman Realty Group,
    6.519%, 07/27/98..............................       P1           5,500       5,517,710
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           3,000       3,000,157
  Westdeutsche Landesbank Girozentral, (Germany),
    5.82%, 08/03/98...............................       P1           2,000       1,999,096
    5.83%, 08/03/98...............................       P1           3,000       2,998,731
                                                                             --------------
                                                                                  7,997,984
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.4%
  Canadian Imperial Bank of Commerce, (Canada),
    5.80%, 03/02/98...............................       P1           1,000         999,485
    5.95%, 06/29/98...............................       P1           3,500       3,498,858
  Credit Agricole Indosuez, (France),
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           5,000       4,998,743
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Societe Generale, (France),
    6.19%, 05/06/98...............................       P1           4,000       3,999,194
                                                                             --------------
                                                                                 21,495,497
                                                                             --------------
COMMERCIAL PAPER -- 1.4%
  American General Finance Corp.,
    5.72%, 03/13/98...............................       P1           2,000       1,977,756
  Aon Corp.,
    5.79%, 03/13/98...............................       P2           1,000         988,742
    5.79%, 03/18/98...............................       P2           1,048       1,035,358
  Associates First Capital Corp.,
    5.79%, 02/04/98...............................       P1           1,000         994,692
  Bank of New York,
    5.75%, 02/06/98...............................       P1           2,285       2,272,226
  Barnett Bank, Inc.,
    6.00%, 01/28/98...............................       P1           3,000       2,987,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B13

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  BBL North America,
    6.73%, 01/02/98...............................       P1       $   2,393  $    2,393,000
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           8,000       7,990,542
  BP America, Inc.,
    6.90%, 01/02/98...............................       P1           8,000       8,000,000
  Carnival Corp.,
    5.83%, 01/30/98...............................       P1           1,000         995,466
  Duke Capital Corp.,
    5.90%, 01/21/98...............................       P2           1,900       1,894,084
  First Chicago Financial Corp.,
    5.73%, 02/26/98...............................       P1           2,000       1,982,492
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  General Motors Acceptance Corp.,
    5.76%, 02/09/98...............................       P1           4,000       3,975,680
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           3,000       2,956,472
    5.74%, 04/28/98...............................       P1           2,000       1,963,009
  Newell Co.,
    6.80%, 01/02/98...............................       P1           8,000       8,000,000
  PHH Corp.,
    6.75%, 01/02/98...............................       P2           8,000       8,000,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           3,000       2,964,480
  Xerox Capital PLC,
    5.75%, 02/05/98...............................       P1           3,221       3,203,508
    6.85%, 01/02/98...............................       P1           3,804       3,804,000
  Xerox Overseas Holdings PLC,
    5.79%, 02/10/98...............................       P1             996         989,753
                                                                             --------------
                                                                                 74,360,343
                                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,700       2,727,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.5%
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,715       2,724,705
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  General Electric Capital Corp.,
    13.50%, 01/20/98..............................       P1           3,000       3,010,899
  General Motors Acceptance Corp.,
    6.00%, 07/13/98...............................       P1           1,000       1,000,400
    5.786%, 09/21/98..............................       P1           3,500       3,497,158
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           3,500       3,498,798

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Morgan Stanley, Dean Witter, Discover & Co.,
    6.34%, 03/09/98...............................       P1       $   1,000  $    1,000,606
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
                                                                             --------------
                                                                                 24,013,723
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  United States Treasury Bills,
    4.95%, 01/15/98 (b)...........................                    1,140       1,137,962
    5.135%, 01/22/98 (b)..........................                    3,000       2,991,442
    5.19%, 01/22/98 (b)...........................                    1,500       1,495,675
    5.195%, 03/19/98 (c)..........................                      370         365,942
    5.275%, 01/22/98 (b)..........................                      800         797,656
                                                                             --------------
                                                                                  6,788,677
                                                                             --------------
REPURCHASE AGREEMENT -- 2.5%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  137,860     137,860,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $319,318,208)......................................................     319,473,987
                                                                             --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $5,050,966,053; Note 6)............................................   5,471,387,547
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES
  CONTRACTS (d)............................................................        (203,828)
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 0.3%......................................................      18,958,375
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,490,142,094
                                                                             --------------
                                                                             --------------

    The following abbreviations are used in portfolio descriptions:
    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    L.P.    Limited Partnership
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
            Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c) Portion of security segregated as collateral for futures contracts. Aggregate value of segregated securities -- $100,311,229.

(d)  Open futures contracts as of December 31, 1997 are as follows:

NUMBER OF                     EXPIRATION      VALUE AT           VALUE AT        APPRECIATION/
CONTRACTS         TYPE           DATE        TRADE DATE     DECEMBER 31, 1997     DEPRECIATION
Long positions:
   627      U.S. 5 yr T-Note    Mar 98       $67,867,922       $68,107,875          $239,953
   865      U.S. T-Bond         Mar 98      $103,945,625       $104,205,469         $259,844
Short Position:
  1,779     U.S. T-Bond         Mar 98      $205,927,125       $207,989,344       $(2,062,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B14

                      NOTES TO THE FINANCIAL STATEMENTS OF
   THE CONSERVATIVE BALANCED PORTFOLIO AND THE FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates

                                      B15
on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their

                                      B16
distributions annually. A portion of distributions received from REITs during the period is estimated to be a return of capital and is recorded as a reduction of their costs. During the year ended December 31, 1997, certain Portfolios purchased securities from and sold securities to other Portfolios of the Series Fund or other funds or accounts managed by The Prudential or its affiliates in accordance with the provisions of Rule 17a-7 of the Investment Company Act of 1940. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Portfolio. Each Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1997, the application of this statement increased (decreased) paid-in capital in excess of par ("PC"), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("GL") by the following amounts:

                                            PC        UNI        G/L
                                         --------  ---------  ----------
Conservative Balanced Portfolio........  $ 33,509  $  48,752  $  (82,261)
Flexible Managed Portfolio.............        --    625,749    (625,749)

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets.

                 Fund                    Investment Advisory Fee
---------------------------------------  ------------------------
Conservative Balanced Portfolio........             0.55%
Flexible Managed Portfolio.............             0.60

                                      B17

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1997.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

The Series Fund entered into a credit agreement (the "Agreement") on October 28, 1997 with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expires on December 18, 1998. Interest on any such borrowings will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund has not borrowed any amounts pursuant to the Agreement as of December 31, 1997. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1997, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $684,760 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                 Fund                    Commission
---------------------------------------  -----------
Conservative Balanced Portfolio........   $ 256,752
Flexible Managed Portfolio.............     428,008
                                         -----------
                                          $ 684,760

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $1,038,519,000 as of December 31, 1997. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:

                                            Principal     Percentage
                                             Amount        Interest
                                         ---------------  ----------
Conservative Balanced Portfolio........  $    81,783,000      7.88%
Flexible Managed Portfolio.............      137,860,000     13.28
All other portfolios (currently not
  available to PRUvider)...............      818,876,000     78.84
                                         ---------------  ----------
                                         $ 1,038,519,000    100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

CIBC Oppenheimer, 6.10%, in the principal amount of $138,519,000, repurchase price $138,566,045, due 1/2/98. The value of the collateral including accrued interest was $141,862,492.

Salomon Smith Barney Inc., 6.75%, in the principal amount of $300,000,000, repurchase price $300,112,500, due 1/2/98. The value of the collateral including accrued interest was $306,560,575.

SBC Warburg Dillon Read Inc., 6.50%, in the principal amount of $300,000,000, repurchase price $300,108,333, due 1/2/98. The value of the collateral including accrued interest was $306,557,797.

UBS Securities Corp., 6.55%, in the principal amount of $300,000,000, repurchase price $300,109,167, due 1/2/98. The value of the collateral including accrued interest was $306,001,638.

                                      B18

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1997 were as follows:

Cost of Purchases:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Non-Government.........................  $   7,826,155,071  $   8,194,217,051
Government.............................  $   5,017,442,019  $   3,054,412,991

Proceeds from Sales:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Non-Government.........................  $   7,823,232,061  $   8,576,103,609
Government.............................  $   5,106,797,609  $   3,018,431,969

The federal income tax basis and unrealized appreciation (depreciation) of the Fund's investments as of December 31, 1997 were as follows:

                                           CONSERVATIVE         FLEXIBLE
                                             BALANCED            MANAGED
                                         -----------------  -----------------
Gross Unrealized Appreciation..........  $     311,261,405  $     565,581,079
Gross Unrealized Depreciation..........        111,299,483        149,894,627
Total Net Unrealized...................        199,961,922        415,686,452
Tax Basis..............................      4,496,062,195      5,055,701,095

                                      B19

FINANCIAL HIGHLIGHTS

                                                        CONSERVATIVE BALANCED
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1997       1996     1995(a)    1994(a)    1993(a)
                                         --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.52   $  15.31   $  14.10   $  14.91   $  14.24
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.76       0.66       0.63       0.53       0.49
Net realized and unrealized gains
  (losses) on investments..............      1.26       1.24       1.78      (0.68)      1.23
                                         --------   --------   --------   --------   --------
    Total from investment operations...      2.02       1.90       2.41      (0.15)      1.72
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.76)     (0.66)     (0.64)     (0.51)     (0.47)
Distributions from net realized
  gains................................     (1.81)     (1.03)     (0.56)     (0.15)     (0.58)
                                         --------   --------   --------   --------   --------
    Total distributions................     (2.57)     (1.69)     (1.20)     (0.66)     (1.05)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  14.97   $  15.52   $  15.31   $  14.10   $  14.91
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............     13.45%     12.63%     17.27%     (0.97)%    12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,744.2   $4,478.8   $3,940.8   $3,501.1   $3,103.2
Ratios to average net assets:
  Expenses.............................      0.56%      0.59%      0.58%      0.61%      0.60%
  Net investment income................      4.48%      4.13%      4.19%      3.61%      3.22%
Portfolio turnover rate................       295%       295%       201%       125%        79%
Average commission rate paid per
  share................................   $0.0563    $0.0554        N/A        N/A        N/A

                                                           FLEXIBLE MANAGED
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1997       1996     1995(a)    1994(a)    1993(a)
                                         --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  17.79   $  17.86   $  15.50   $  16.96   $  16.01
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................      0.59       0.57       0.56       0.47       0.57
Net realized and unrealized gains
  (losses) on investments..............      2.52       1.79       3.15      (1.02)      1.88
                                         --------   --------   --------   --------   --------
    Total from investment operations...      3.11       2.36       3.71      (0.55)      2.45
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.58)     (0.58)     (0.56)     (0.45)     (0.57)
Distributions from net realized
  gains................................     (3.04)     (1.85)     (0.79)     (0.46)     (0.93)
                                         --------   --------   --------   --------   --------
    Total distributions................     (3.62)     (2.43)     (1.35)     (0.91)     (1.50)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.28   $  17.79   $  17.86   $  15.50   $  16.96
                                         --------   --------   --------   --------   --------
                                         --------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN:(b)............     17.96%     13.64%     24.13%     (3.16)%    15.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,490.1   $4,896.9   $4,261.2   $3,481.5   $3,292.2
Ratios to average net assets:
  Expenses.............................      0.62%      0.64%      0.63%      0.66%      0.66%
  Net investment income................      3.02%      3.07%      3.30%      2.90%      3.30%
Portfolio turnover rate................       227%       233%       173%       124%        63%
Average commission rate paid per
  share................................   $0.0569    $0.0563        N/A        N/A        N/A

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      B20

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conservative Balanced and Flexible Managed Portfolios (two of the fifteen portfolios that constitute The Prudential Series Fund, Inc.; the "Portfolios") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 for each of the Portfolios were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 13, 1998

                                      B21

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1997) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1997, the Fund paid dividends as follows:

                                  ORDINARY DIVIDENDS
---------------------------------------------------------------------------------------
                                                             LONG-TERM CAPITAL GAINS
                                                           ----------------------------
                                             SHORT-TERM                                     TOTAL
                                 INCOME     CAPITAL GAINS   TAXED @ 28%    TAXED @ 20%    DIVIDENDS
                               -----------  -------------  -------------  -------------  -----------
Conservative Balanced
  Portfolio..................   $   0.759     $   0.585      $   0.356      $   0.874     $   2.574
Flexible Managed Portfolio...       0.585         0.856          1.016          1.168         3.625

                                      B22

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA               W. SCOTT McDONALD, JR., Ph.D.       E. MICHAEL CAULFIELD
  CHAIRMAN,                           PRINCIPAL,                          CEO,
  THE PRUDENTIAL SERIES FUND, INC.    KALUDIS CONSULTING GROUP            PRUDENTIAL INVESTMENTS,
                                                                          PRESIDENT, THE PRUDENTIAL SERIES
                                                                          FUND, INC.

          SAUL K. FENSTER, Ph.D.             JOSEPH WEBER, Ph.D.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                      B23

PRUvider(sm)

Variable Appreciable Life(R)

Insurance



[logo] PRUDENTIAL



Pruco Life Insurance Company of New Jersey
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016


SVAL-2SAI Ed. 5/98 CAT# 64M087E

                                     PART C

                                OTHER INFORMATION

ITEM 24.           FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


Financial statements are filed herewith.


(b)  Exhibits


   (i)    (1)  Articles  of  Incorporation  of The          Incorporated     by     reference     to
               Prudential Series Fund, Inc.                 Post-Effective  Amendment No. 33 to this
                                                            Registration Statement,  filed April 28,
                                                            1997.


          (2)  Supplemental   Investment  Advisory          Incorporated     by     reference     to
               Agreement  between  The  Prudential          Post-Effective  Amendment No. 28 to this
               Insurance  Company of  America  and          Registration  Statement,  filed February
               The Prudential Series Fund, Inc.             1, 1995.


          (3)  Articles   Supplementary   to   the          Incorporated     by     reference     to
               Articles  of  Incorporation  of The          Post-Effective  Amendment No. 33 to this
               Prudential Series Fund, Inc.                 Registration Statement,  filed April 28,
                                                            1997.


          (4)  Subadvisory  Agreement  between The          Incorporated     by     reference     to
               Prudential   Insurance  Company  of          Post-Effective  Amendment No. 28 to this
               America  and  Jennison   Associates          Registration  Statement,  filed February
               Capital Corp.                                1, 1995.


  (ii)         By-laws  of The  Prudential  Series          Incorporated     by     reference     to
               Fund, Inc., as amended February 16,          Post-Effective  Amendment No. 33 to this
               1990.                                        Registration Statement,  filed April 28,
                                                            1997.

   (v)    (1)  Investment Advisory  Agreement,  as          Incorporated     by     reference     to
               amended  July 14, 1988  between The          Post-Effective  Amendment No. 33 to this
               Prudential   Insurance  Company  of          Registration Statement,  filed April 28,
               America and The  Prudential  Series          1997.
               Fund, Inc.

          (2)  Service   Agreement   between   The          Incorporated     by     reference     to
               Prudential   Insurance  Company  of          Post-Effective  Amendment No. 33 to this
               America    and    The    Prudential          Registration Statement,  filed April 28,
               Investment Corporation.                      1997.

  (vi)         Distribution  Agreement between The          Incorporated     by     reference     to
               Prudential  Series  Fund,  Inc. and          Post-Effective  Amendment No. 33 to this
               Pruco Securities Corporation.                Registration Statement,  filed April 28,
                                                            1997.

(viii)    (1)  Custodian  Agreement  between Chase          Incorporated     by     reference     to
               Manhattan Bank  (formerly  Chemical          Post-Effective  Amendment No. 33 to this
               Bank  and   Manufacturers   Hanover          Registration Statement,  filed April 28,
               Trust  Company) and The  Prudential          1997.
               Series Fund, Inc.


          (1)(a) Addendum #2 to Custodian Contract          Incorporated     by     reference     to
                 Between  Chase Manhattan Bank and          Post-Effective  Amendment No. 32 to this
                 The Prudential Series Fund, Inc.           Registration  Statement,  filed February
                                                            28, 1997.


          (2)  Custodian  Agreement  between Brown          Incorporated     by     reference     to
               Brothers  Harriman  & Co.  and  The          Post-Effective  Amendment No. 33 to this
               Prudential Series Fund, Inc.                 Registration Statement,  filed April 28,
                                                            1997.

          (3)  Form of Custodian Agreement between          Filed herewith.
               Investors  Fiduciary  Trust Company
               and  The  Prudential  Series  Fund,
               Inc.

  (ix)    (1)  Indemnification Agreement Regarding          Incorporated     by     reference     to
               Reg. No. 33-49994.                           Post-Effective  Amendment No. 33 to this
                                                            Registration Statement,  filed April 28,
                                                            1997.



          (2)  Indemnification Agreement Regarding          Incorporated     by     reference     to
               Reg. No. 33-57186.                           Post-Effective  Amendment No. 33 to this
                                                            Registration Statement,  filed April 28,
                                                            1997.

  (xi)         Consent  of  Price  Waterhouse  LLP          Filed herewith.
               Independent accountants.

(xvii)         Powers of Attorney:                          Filed herewith.
               Messrs: Fenster, McDonald, Weber


27.            Financial Data Schedule                      Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


All of Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.


Registrant's shares will be voted in proportion to the directions of persons having interests in the above-referenced separate accounts. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

The  subsidiaries  of  Prudential  are set forth in  Schedule D of  Prudential's
Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies) and The Prudential Variable Contract Account-24 (separate account of Prudential which is registered as a unit investment trust under the Act).

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                         SCHEDULE D - PART 6 - SECTION 1

      Valuation of Shares of Subsidiary, Controlled or Affiliated Companies

------------------------------------------------------------------------------------------------------------------------------------
                                 1                                  2               3                4                    5
                                                                                                Do Insurer's
                                                                                                  Admitted
                                                                                                   Assets
                                                                                  NAIC             Include
                                                                  NAIC          Valuation        Intangible
                                                                 Company       Method (See         Assets
                                                                 Code or           SVO            Connected
                                                                  Alien         Purposes        with Holding
                           Description                           Insurer           and             of Such             If Yes,
    CUSIP        Name of Subsidiary, Controlled or            Identification    Procedures         Company's         Amount of Such
Identification         Affiliated Company                         Number          Manual)           Stock?         Intangible Assets
------------------------------------------------------------------------------------------------------------------------------------
                Prudential of America Life Ins. Co
74429#-12-0     (Canada) Class A                                AA-1560018         3(f)               No
                Prudential of America Life Ins. Co
74429#-13-8     (Canada) Class B                                AA-1560018         3(f)               No
                Prudential of America Life Ins. Co
74429#-14-6     (Canada) Class C                                AA-1560018         3(f)               No
------------------------------------------------------------------------------------------------------------------------------------
0499999 - Preferred Stock - Alien Insurer
------------------------------------------------------------------------------------------------------------------------------------
74438*-11-5     Prudential Timber Investments, Inc.                                3(f)               No
71953K-77-2     PIC Holdings Ltd.                                                  3(f)               No
------------------------------------------------------------------------------------------------------------------------------------
0799999 - Preferred Stock - Other Affiliates
------------------------------------------------------------------------------------------------------------------------------------
0899999 - Total Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
37465@-10-8     Gibraltar Casualty                              35947              3(c)               No
------------------------------------------------------------------------------------------------------------------------------------
1099999 - Common Stock - U S P&C Insurer
------------------------------------------------------------------------------------------------------------------------------------
74408#-10-9     Pruco Life Insurance  Company                   79227              3(c)               No
                Prudential Healthcare and Life Insurance
74445@-10-6     Co. of America                                  74020              3(c)               No
------------------------------------------------------------------------------------------------------------------------------------
1199999 - Common Stock - U S LAH Insurer
------------------------------------------------------------------------------------------------------------------------------------
T7415#-10-9     PRICOA Vita S P A                               AA-1360003         3(g)               Yes                 233,595
                Prudential of America Life Ins. (Canada)
74429#-10-4     Series 1                                        AA-1560018         3(g)               No
                Prudential of America Life Ins. (Canada)
74429#-11-2     Series 2                                        AA-1560018         3(g)               No
                The Prudential Life Insurance Company of
Y7443@-10-1     Korea Ltd                                       AA-0130001         3(g)               No
                The Prudential Life Insurance Company,
J7443#-10-6     Ltd                                             AA-1580001         3(g)               No
------------------------------------------------------------------------------------------------------------------------------------
1299999 - Common Stock - Alien Insurer                                                                                    233,595
------------------------------------------------------------------------------------------------------------------------------------
74408@-10-1     PRUCO Inc.                                                         3(b)               No
744400-10-2     Prudential Select Holdings, Inc.                                   3(b)               Yes               1,070,769
------------------------------------------------------------------------------------------------------------------------------------
1399999 - Common Stock - Non-Insurer Which Controls Insurer                                                             1,070,769
------------------------------------------------------------------------------------------------------------------------------------
BREE00-07-9     BREE Investors Inc.                                               3(b)               No
42223@-10-1     Health Ventures Partner, Inc.                                      3(a)               No
69337*-10-9     PIC Realty, Canada, Inc.                                           3(b)               No
74430*-10-5     Prudential Mortgage Asset Corporation II                           3(b)               No
RE    -  -      Prudential Realty Securities, Inc.                                 3(a)               No
74390@-10-1     Prudential Realty Securities II, Inc.                              3(a)               No
GATWAY-00-5     Gateway Holdings, Inc.                                             3(a)               No
74496P-L0-8     PruLease, Inc.                                                     3(a)               No
26244*-10-1     Dryden Holdings, Inc.                                              3(a)               No
78487@-10-6     SVIIT Holdings, Inc.                                               3(a)               No
78457#-10-0     SMP Holdings, Inc.                                                 3(a)               No
------------------------------------------------------------------------------------------------------------------------------------
1499999 - Common Stock - Investment Subsidiary
------------------------------------------------------------------------------------------------------------------------------------
47620*-10-1     Jennison Associates Capital Corporation                            3(d)               No
69332#-10-0     PGR Advisors I, Inc.                                               3(a)               Yes               2,275,000
71953K-69-9     PIC Holdings, Ltd.                                                 3(b)               No
74408@-10-1     PRUCO, Inc.                                                        3(b)               No
744400-10-2     Prudential Select Holdings, Inc.                                   3(b)               Yes               1,070,769
74445#-10-4     Prudential Direct Distributors, Inc.                               3(a)               No
744299-20-7     Prudential Global Funding                                          3(a)               No
74440@-10-1     Prudential Homes Corporation                                       3(a)               No
                Prudential Private Placement Investors,
744442@-10-9    Inc.                                                               3(a)               No
744441#-10-8    Prudential Service Bureau, Inc.                                    3(a)               No
74441@-10-0     PruServicos Participacoes, S A                                     3(g)               No
76111#-10-2     Residential Services Corporation of America                        3(d)               No
74437#-10-4     The Prudential Investment Corporation                              3(b)               No
74390*-10-3     The Prudential Real Estate Affiliates, Inc.                        3(b)               No
91204*-10-3     U.S. High Yield Management Company                                 3(a)               No
                Prudential Assigned Settlement Services,
74446@-10-5     Inc.                                                               3(a)               No
------------------------------------------------------------------------------------------------------------------------------------
1599999 - Common Stock - Other Affiliates                                                                               3,345,769
------------------------------------------------------------------------------------------------------------------------------------
1699999 - Total Common Stocks                                                                                           4,650,133
------------------------------------------------------------------------------------------------------------------------------------
1799999 Totals                                                                                                          4,650,133
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                 1                                               6           Stock of Such Company Owned
                                                                                             by Insurer on Statement Date
                                                                                          ---------------------------------
                                                                                                   7                8





                           Description
    CUSIP        Name of Subsidiary, Controlled or                      Statement              Number             % of
Identification         Affiliated Company                                 Value               of Shares        Outstanding
----------------------------------------------------------------------------------------------------------------------------
                Prudential of America Life Ins. Co
74429#-12-0     (Canada) Class A                                          6,545,455            60,000.000          100.0
                Prudential of America Life Ins. Co
74429#-13-8     (Canada) Class B                                          9,681,818            88,750.000          100.0
                Prudential of America Life Ins. Co
74429#-14-6     (Canada) Class C                                         10,909,091           100,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
0499999 - Preferred Stock - Alien Insurer                                27,136,364               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74438*-11-5     Prudential Timber Investments, Inc.                         875,461                 7.000          100.0
71953K-77-2     PIC Holdings Ltd.                                        11,873,000         7,750,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
0799999 - Preferred Stock - Other Affiliates                             12,748,461               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
0899999 - Total Preferred Stocks                                         39,884,825               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
37465@-10-8     Gibraltar Casualty                                       20,996,755             2,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1099999 - Common Stock - U S P&C Insurer                                 20,996,755               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74408#-10-9     Pruco Life Insurance  Company                           958,007,757           250,000.000          100.0
                Prudential Healthcare and Life Insurance
74445@-10-6     Co. of America                                           10,917,759           500,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1199999 - Common Stock - U S LAH Insurer                                968,925,516               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
T7415#-10-9     PRICOA Vita S P A                                         8,100,076        20,000,000.000          100.0
                Prudential of America Life Ins. (Canada)
74429#-10-4     Series 1                                                 (5,560,689)           35,715.000          100.0
                Prudential of America Life Ins. (Canada)
74429#-11-2     Series 2                                                   (277,918)            1,785.000           50.0
                The Prudential Life Insurance Company of
Y7443@-10-1     Korea Ltd                                                14,701,962         2,640,000.000          100.0
                The Prudential Life Insurance Company,
J7443#-10-6     Ltd                                                     196,123,673           100,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1299999 - Common Stock - Alien Insurer                                  213,087,104               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
74408@-10-1     PRUCO Inc.                                            1,222,220,402                94.000          100.0
744400-10-2     Prudential Select Holdings, Inc.                         14,649,164            44,977.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1399999 - Common Stock - Non-Insurer Which Controls Insurer           1,236,869,566               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
BREE00-07-9     BREE Investors Inc.                                       3,077,568                 1.000
42223@-10-1     Health Ventures Partner, Inc.                            29,416,130             1,000.000          100.0
69337*-10-9     PIC Realty, Canada, Inc.                                    421,009        16,561,003.000          100.0
74430*-10-5     Prudential Mortgage Asset Corporation II                     43,661               500.000           50.0
RE    -  -      Prudential Realty Securities, Inc.                       47,025,512                92.000          100.0
74390@-10-1     Prudential Realty Securities II, Inc.                   130,387,058               115.000           87.0
GATWAY-00-5     Gateway Holdings, Inc.                                   94,313,410             1,000.000          100.0
74496P-L0-8     PruLease, Inc.                                           44,688,259             3,100.000          100.0
26244*-10-1     Dryden Holdings, Inc.                                   741,406,287             1,000.000          100.0
78487@-10-6     SVIIT Holdings, Inc.                                    145,527,011             1,000.000          100.0
78457#-10-0     SMP Holdings, Inc.                                       24,104,344             1,000.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1499999 - Common Stock - Investment Subsidiary                        1,260,410,249               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
47620*-10-1     Jennison Associates Capital Corporation                  33,078,500           913,497.000          100.0
69332#-10-0     PGR Advisors I, Inc.                                      4,380,195               100.000          100.0
71953K-69-9     PIC Holdings, Ltd.                                       68,687,296        30,717,585.000          100.0
74408@-10-1     PRUCO, Inc.                                           1,032,253,585                94.000          100.0
744400-10-2     Prudential Select Holdings, Inc.                          5,277,893            44,977.000          100.0
74445#-10-4     Prudential Direct Distributors, Inc.                         13,398               100.000          100.0
744299-20-7     Prudential Global Funding                                12,472,659               100.000          100.0
74440@-10-1     Prudential Homes Corporation                             10,391,686                 1.000          100.0
                Prudential Private Placement Investors,
744442@-10-9    Inc.                                                         51,049            40,000.000          100.0
744441#-10-8    Prudential Service Bureau, Inc.                             695,491               100.000          100.0
74441@-10-0     PruServicos Participacoes, S A                           22,301,686           422,168.000          100.0
76111#-10-2     Residential Services Corporation of America              40,368,856             1,000.000          100.0
74437#-10-4     The Prudential Investment Corporation                    46,118,752                84.000          100.0
74390*-10-3     The Prudential Real Estate Affiliates, Inc.              15,852,588                99.000          100.0
91204*-10-3     U.S. High Yield Management Company                            1,000               100.000          100.0
                Prudential Assigned Settlement Services,
74446@-10-5     Inc.                                                        110,587               100.000          100.0
----------------------------------------------------------------------------------------------------------------------------
1599999 - Common Stock - Other Affiliates                             1,292,055,221               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
1699999 - Total Common Stocks                                         4,992,344,411               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------
1799999 Totals                                                        5,032,229,236               XXX              XXX
----------------------------------------------------------------------------------------------------------------------------

Amount of insurer's capital and surplus from the prior year's annual statement   $ 9,374,618,899


                                 SCHEDULE D - PART 6 - SECTION 2

-------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
-------------------------------------------------------------------------------------------------------------------------------
                   Clivwell Securities, Ltd.                                            PIC Holdings, Ltd.
                   PRICOA Investment Company                                            PIC Holdings, Ltd.
                   PRICOA Mezzanine Investment Co.                                      PIC Holdings, Ltd.
                   Prudential Capital and Investment Services, Inc.                     PRUCO, Inc.
                   Prudential Securities Group, Inc.                                    PRUCO, Inc.
                     Lapine Holding Company                                             PRUCO, Inc.
                   Prudential Asia Investments, Ltd.                                    Prudential Investment Company


-------------------------------------------------------------------------------------------------------------------------------
0199999 - Preferred Stock
-------------------------------------------------------------------------------------------------------------------------------
                   ML/MSB Acquisition Inc.                                              Prudential Residential Services, L.P.
                   PRICOA Relocation Management Ltd.                                    Prudential Residential Services, L.P.
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Clivwell Securities, Ltd.                                                        7,750,000.000             100.0
                   PRICOA Investment Company                                                       84,000,000.000             100.0
                   PRICOA Mezzanine Investment Co.                                                  4,282,789.000             100.0
                   Prudential Capital and Investment Services, Inc.                                         1.000             100.0
                   Prudential Securities Group, Inc.
                     Lapine Holding Company                                                         7,499,999.000             100.0
                   Prudential Asia Investments Ltd.                                     0                   5.000              50.0
                                                                                        0

------------------------------------------------------------------------------------------------------------------------------------
0199999 - Preferred Stock                                                               0                 xxx                 xxx
------------------------------------------------------------------------------------------------------------------------------------
                   ML/MSB Acquisition Inc.                                                              1,000.000             100.0
                   PRICOA Relocation Management Ltd.                                                       99.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

-------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
-------------------------------------------------------------------------------------------------------------------------------
                   Prudential Community Interaction Consulting, Inc.                    Prudential Residential Services, L.P.
                   Prudential Relocation Canada Ltd.                                    Prudential Residential Services, L.P.
                   Prudential Relocation Management Company of Canada Ltd.              Prudential Residential Services, L.P.
                   The Relocation Funding Corporation of America                        Prudential Residential Services, L.P.
                   JACC Services Corp.                                                  Jennison Associates Capital Corp.
                   Clivwell Securities, Ltd.                                            PIC Holdings, Ltd.
                   Industrial Properties (Gen Partner) II Ltd.                          PIC Holdings, Ltd.
                   PRICOA Capital Group, Ltd.                                           PIC Holdings, Ltd.
                   PRICOA Funding, Ltd.                                                 PIC Holdings, Ltd.
                     PRICOA Investment Company                                           PIC Holdings, Ltd.
                   PRICOA Property Investment Management Ltd.                           PIC Holdings, Ltd.
                     Northern Retail Properties (General Partner) Ltd.                  PIC Holdings, Ltd.
                     PRICOA P I M (Regulated) Ltd.                                      PIC Holdings, Ltd.
                     South Downs (General Partner) Ltd.                                 PIC Holdings, Ltd.
                     South Downs Trading (General Partner) Ltd.                         PIC Holdings, Ltd.
                     TransEuropean Properties (General Partner) Ltd.                    PIC Holdings, Ltd.
                   PRICOA Asset Management                                              PIC Holdings, Ltd.
                   PRICOA Capital Management                                            PIC Holdings, Ltd.
                   PRICOA General Partner Ltd.                                          PIC Holdings, Ltd.
                   PRICOA Management Partner Ltd.                                       PIC Holdings, Ltd.
                   PRICOA Mezzanine Funding, Ltd.                                       PIC Holdings, Ltd.
                     PRICOA Mezzanine Investment Co.                                    PIC Holdings, Ltd.
                   BREE Investments Ltd.                                                PRUCO, Inc.
                   Capital Agricultural Property Services, Inc.                         PRUCO, Inc.
                   Flor-Ag Corporation                                                  PRUCO, Inc.
                   PIC Realty Corporation                                               PRUCO, Inc.
                   Pruco Securities Corporation                                         PRUCO, Inc.
                   Prudential Agricultural Credit, Inc.                                 PRUCO, Inc.
                   Prudential Capital and Investment Services, Inc.                     PRUCO, Inc.
                     Prudential Securities Group Inc. - Series A                        PRUCO, Inc.
                     Prudential Securities Group Inc. - Series B                        PRUCO, Inc.
                       Bache Insurance Agency of Arkansas, Inc.                         PRUCO, Inc.
                       Bache Insurance Agency of Louisiana, Inc.                        PRUCO, Inc.
                         Prudential-Bache Securities (Germany) Inc.                     PRUCO, Inc.
                       Braeloch Successor Corporation                                   PRUCO, Inc.
                         Braeloch Holdings, Inc.                                        PRUCO, Inc.
                         Graham Resources, Inc.                                         PRUCO, Inc.
                           Graham Depository Company II                                 PRUCO, Inc.
                           Graham Energy, Ltd.                                          PRUCO, Inc.
                           Graham Exploration, Ltd.                                     PRUCO, Inc.
                           Graham Royalty, Ltd.                                         PRUCO, Inc.
                         Prudential-Bache Global Markets                                PRUCO, Inc.
                           Prudential-Bache International (Hong Kong) Ltd.              PRUCO, Inc.
                             Prudential-Bache Futures (Hong Kong) Ltd.                  PRUCO, Inc.
                             Prudential-Bache Nominees (Hong Kong) Ltd.                 PRUCO, Inc.
                             Prudential-Bache Securities (Hong Kong) Ltd.               PRUCO, Inc.
                         PB Financial Services, Inc.                                    PRUCO, Inc.
                         P-B Finance Ltd.                                               PRUCO, Inc.
                         PGR Advisors, Inc.                                             PRUCO, Inc.
                         PBML Custodian Ltd.                                            PRUCO, Inc.
                         Prudential-Bache Capital Funding BV                            PRUCO, Inc.
                         Prudential-Bache Energy Corp.                                  PRUCO, Inc.
                         Prudential-Bache Energy Production Inc.                        PRUCO, Inc.
                         Commodity Admin. Services, Inc.                                PRUCO, Inc.
                           Prudential Commodities de Mexico S, de RL de CV              PRUCO, Inc.
                         Mexico Commodity Funding Corp.                                 PRUCO, Inc.
                         Mexico Commodity Sourcing Corp.                                PRUCO, Inc.
                           Prudential Commodities de Mexico S, de RL de CV              PRUCO, Inc.
                         PSI Partners Inc.                                              PRUCO, Inc.
                       Prudential-Bache International Banking Corp.                     PRUCO, Inc.
                         Prudential-Bache International Bank Ltd.                       PRUCO, Inc.
                       Prudential-Bache International (U.K.) Ltd.                       PRUCO, Inc.
                         Prudential-Bache Capital Funding (Money Brokers)               PRUCO, Inc.
                         Prudential-Bache International Ltd.                            PRUCO, Inc.
                         Circle (Nominees) Limited                                      PRUCO, Inc.
                         Prudential-Bache Forex (U.K.) Ltd.                             PRUCO, Inc.
                         Prudential-Bache International S.A.                            PRUCO, Inc.
                       Prudential-Bache International Trust Co. (Cayman)                PRUCO, Inc.
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                               Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Prudential Community Interaction Consulting, Inc.                                    1,000.000             100.0
                   Prudential Relocation Canada Ltd.                                                    1,000.000             100.0
                   Prudential Relocation Management Company of Canada Ltd.                              1,000.000             100.0
                   The Relocation Funding Corporation of America                                        1,000.000             100.0
                   JACC Services Corp.                                                                100,000.000             100.0
                   Clivwell Securities, Ltd.                                                       13,266,766.000             100.0
                   Industrial Properties (Gen Partner) II Ltd.                                         10,000.000             100.0
                   PRICOA Capital Group, Ltd.                                                       3,713,050.000             100.0
                   PRICOA Funding, Ltd.                                                            11,205,000.000             100.0
                     PRICOA Investment Company                                                         15,000.000             100.0
                   PRICOA Property Investment Management Ltd.                   1,499,532                   2.000             100.0
                     Northern Retail Properties (General Partner) Ltd.                                 10,000.000             100.0
                     PRICOA P I M (Regulated) Ltd.                                                     10,000.000             100.0
                     South Downs (General Partner) Ltd.                                                     1.000             100.0
                     South Downs Trading (General Partner) Ltd.                                             1.000             100.0
                     TransEuropean Properties (General Partner) Ltd.                                  100,000.000             100.0
                   PRICOA Asset Management                                                          1,250,000.000             100.0
                   PRICOA Capital Management                                                          100,000.000             100.0
                   PRICOA General Partner Ltd.                                                          1,000.000             100.0
                   PRICOA Management Partner Ltd.                                                       1,000.000             100.0
                   PRICOA Mezzanine Funding, Ltd.                                                     900,000.000             100.0
                     PRICOA Mezzanine Investment Co.                                                    1,000.000             100.0
                   BREE Investments Ltd.                                                                    1.000             100.0
                   Capital Agricultural Property Services, Inc.                                           995.000             100.0
                   Flor-Ag Corporation                                                                     50.000             100.0
                   PIC Realty Corporation                                                                 236.000             100.0
                   Pruco Securities Corporation                                                           995.000             100.0
                   Prudential Agricultural Credit, Inc.                                                   999.000             100.0
                   Prudential Capital and Investment Services, Inc.                                        99.000             100.0
                     Prudential Securities Group Inc. - Series A                                            1.000             100.0
                     Prudential Securities Group Inc. - Series B                                          100.000             100.0
                       Bache Insurance Agency of Arkansas, Inc.                                            57.000             100.0
                       Bache Insurance Agency of Louisiana, Inc.                                          100.000             100.0
                         Prudential-Bache Securities (Germany) Inc.                                       100.000             100.0
                       Braeloch Successor Corporation                                                 330,000.000             100.0
                         Braeloch Holdings, Inc.                                                    7,758,803.000             100.0
                         Graham Resources, Inc.                                                     7,734,234.000             100.0
                           Graham Depository Company                                                    1,000.000             100.0
                           Graham Energy, Ltd.                                                             90.000             100.0
                           Graham Exploration, Ltd.                                                       130.000             100.0
                           Graham Royalty, Ltd.                                                            20.000             100.0
                         Prudential-Bache Global Markets                                                  100.000             100.0
                           Prudential-Bache International (Hong Kong) Ltd.                              1,502.000             100.0
                             Prudential-Bache Futures (Hong Kong) Ltd.                                  1,499.000             100.0
                             Prudential-Bache Nominees (Hong Kong) Ltd.                                 1,750.000             100.0
                             Prudential-Bache Securities (Hong Kong) Ltd.                              49,999.000             100.0
                         PB Financial Services, Inc.                                                       50.000             100.0
                         P-B Finance Ltd.                                                                   3.000             100.0
                         PGR Advisors, Inc.                                                             1,000.000             100.0
                         PBML Custodian Ltd.                                                        5,000,000.000             100.0
                         Prudential-Bache Capital Funding BV                                           40,000.000             100.0
                         Prudential-Bache Energy Corp.                                                      1.000             100.0
                         Prudential-Bache Energy Production Inc.                                          100.000             100.0
                         Commodity Admin. Services, Inc.                                                   50.000             100.0
                           Prudential Commodities de Mexico S, de RL de CV                              2,999.000              99.0
                         Mexico Commodity Funding Corp.                                                   100.000             100.0
                         Mexico Commodity Sourcing Corp.                                                  100.000             100.0
                           Prudential Commodities de Mexico S, de RL de CV                                  1.000               1.0
                         PSI Partners Inc.                                                                  1.000             100.0
                       Prudential-Bache International Banking Corp.                                     1,000.000             100.0
                         Prudential-Bache International Bank Ltd.                                  35,000,000.000             100.0
                       Prudential-Bache International (U.K.) Ltd.                                  41,400,211.000             100.0
                         Prudential-Bache Capital Funding (Money Brokers)                          10,000,000.000             100.0
                         Prudential-Bache International Ltd.                                        7,500,000.000             100.0
                         Circle (Nominees) Limited                                                          2.000             100.0
                         Prudential-Bache Forex (U.K.) Ltd.                                         3,000,000.000             100.0
                         Prudential-Bache International S.A.                                              839.000             100.0
                       Prudential-Bache International Trust Co. (Cayman)                                  500.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
------------------------------------------------------------------------------------------------------------------------------
                       Prudential-Bache Corp. Director Services, Inc.                   PRUCO, Inc.
                       Prudential-Bache Corp. Trustee Services, Inc.                    PRUCO, Inc.
                     Prudential-Bache Investor Services Inc.                            PRUCO, Inc.
                     Prudential-Bache Investor Services II, Inc.                        PRUCO, Inc.
                     Prudential-Bache Leasing Inc.                                      PRUCO, Inc.
                     Prudential-Bache Program Services Inc.                             PRUCO, Inc.
                     Prudential-Bache Properties Inc.                                   PRUCO, Inc.
                     Prudential-Bache Securities (Australia) Ltd.                       PRUCO, Inc.
                       Bache Nominees Ltd.                                              PRUCO, Inc.
                       Corcarr Funds Management Limited                                 PRUCO, Inc.
                       Corcarr Management Pty. Limited                                  PRUCO, Inc.
                       Corcarr Nominees Pty. Limited                                    PRUCO, Inc.
                       Prudential Bache Funds Management, Ltd.                          PRUCO, Inc.
                       Divsplit Nominees Pty. Limited                                   PRUCO, Inc.
                       PruBache Nominees Pty. Limited                                   PRUCO, Inc.
                     Prudential-Bache Trade Services Inc.                               PRUCO, Inc.
                       PB Trade Ltd.                                                    PRUCO, Inc.
                     Prudential-Bache Transfer Agent Services, Inc.                     PRUCO, Inc.
                     Prudential Securities Capmark Inc.                                 PRUCO, Inc.
                     Prudential Securities Credit Corp.                                 PRUCO, Inc.
                     Prudential Securities Municipal Derivatives, Inc.                  PRUCO, Inc.
                     Prudential Securities Secured Financing Corporation                PRUCO, Inc.
                     Prudential Securities Structured Assets, Inc.                      PRUCO, Inc.
                     R & D Funding Corp.                                                PRUCO, Inc.
                     Seaport Futures Management, Inc.                                   PRUCO, Inc.
                   Prudential Securities Incorporated                                   PRUCO, Inc.
                     Lapine Holding Company                                             PRUCO, Inc.
                       Lapine Development Corporation                                   PRUCO, Inc.
                       Lapine Technology Corporation                                    PRUCO, Inc.
                     Prudential Investment Fund Management, L.L.C.                      PRUCO, Inc.
                     Bache & Co. (Lebanon) S.A.L.                                       PRUCO, Inc.
                     Bache & Co. S.A. de C.V. (Mexico)                                  PRUCO, Inc.
                     Bache Insurance Agency Inc.                                        PRUCO, Inc.
                     P-B Holding Japan Inc.                                             PRUCO, Inc.
                       Prudential Securities (Japan) Ltd.                               PRUCO, Inc.
                     Prudential-Bache Futures Asia Pacific Ltd.                         PRUCO, Inc.
                     Prudential-Bache Securities Agencia de Valores S.A.                PRUCO, Inc.
                     Prudential-Bache Securities Asia Pacific Ltd.                      PRUCO, Inc.
                     Prudential-Bache Securities (Holland) Inc.                         PRUCO, Inc.
                       Prudential-Bache Securities (Holland) N.V.                       PRUCO, Inc.
                     Prudential-Bache Securities (Monaco) Inc.                          PRUCO, Inc.
                     Prudential-Bache Securities (Switzerland) Inc.                     PRUCO, Inc.
                     Prudential-Bache Securities (U.K.) Inc.                            PRUCO, Inc.
                     Prudential Mutual Fund Distributors, Inc.                          PRUCO, Inc.
                     Prudential Mutual Fund Services, L.L.C.                            PRUCO, Inc.
                     Prudential Securities (Brazil) LTDA                                PRUCO, Inc.
                     Prudential Securities (Chile) Inc.                                 PRUCO, Inc.
                     Prudential Securities CMO Issuer Inc.                              PRUCO, Inc.
                     Prudential Securities Futures Management Inc.                      PRUCO, Inc.
                     Prudential Securities (South America) Inc.                         PRUCO, Inc.
                       Prudential Securities (Argentina) Inc.                           PRUCO, Inc.
                       Prudential Securities (Uruguay) S.A.                             PRUCO, Inc.
                     Wexford Clearing Services Corporation                              PRUCO, Inc.
                   Prudential Dental Maintenance Organization, Inc.                     PRUCO, Inc.
                   Prudential Direct, Inc.                                              PRUCO, Inc.
                   Prudential Equity Investors, Inc.                                    PRUCO, Inc.
                   Prudential Funding Corporation                                       PRUCO, Inc.
                   Prudential Health and Dental Group Holdings, Inc.                    PRUCO, Inc.
                     Prudential Healthcare Group Inc.                                   PRUCO, Inc.
                   Prudential Health Care Plan, Inc.                                    PRUCO, Inc.
                   Prudential Health Care Plan of California, Inc.                      PRUCO, Inc.
                   Prudential Health Care Plan of Connecticut, Inc.                     PRUCO, Inc.
                   Prudential Health Care Plan of Georgia, Inc.                         PRUCO, Inc.
------------------------------------------------------------------------------------------------------------------------------


                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                       Prudential-Bache Corp. Director Services, Inc.                                   1,000.000             100.0
                       Prudential-Bache Corp. Trustee Services, Inc.                                    1,000.000             100.0
                     Prudential-Bache Investor Services Inc.                                              100.000             100.0
                     Prudential-Bache Investor Services II, Inc.                                          100.000             100.0
                     Prudential-Bache Leasing Inc.                                                        500.000             100.0
                     Prudential-Bache Program Services Inc.                                               100.000             100.0
                     Prudential-Bache Properties Inc.                                                       1.000             100.0
                     Prudential-Bache Securities (Australia) Ltd.                                      10,000.000             100.0
                       Bache Nominees Ltd.                                                                  4.000             100.0
                       Corcarr Funds Management Limited                                                50,050.000             100.0
                       Corcarr Management Pty. Limited                                                      2.000             100.0
                       Corcarr Nominees Pty. Limited                                                        4.000             100.0
                       Prudential Bache Funds Management, Ltd.                                              4.000             100.0
                       Divsplit Nominees Pty. Limited                                                       4.000             100.0
                       PruBache Nominees Pty. Limited                                                       2.000             100.0
                     Prudential-Bache Trade Services Inc.                                               1,000.000             100.0
                       PB Trade Ltd.                                                                  100,000.000             100.0
                     Prudential-Bache Transfer Agent Services, Inc.                                    10,000.000             100.0
                     Prudential Securities Capmark Inc.                                                    20.000             100.0
                     Prudential Securities Credit Corp.                                                   100.000             100.0
                     Prudential Securities Municipal Derivatives, Inc.                                    100.000             100.0
                     Prudential Securities Secured Financing Corporation                                  100.000             100.0
                     Prudential Securities Structured Assets, Inc.                                         99.000             100.0
                     R & D Funding Corp.                                                                  100.000             100.0
                     Seaport Futures Management, Inc.                                                   1,000.000             100.0
                   Prudential Securities Incorporated                                                     864.000             100.0
                     Lapine Holding Company                                                        12,499,999.000              71.0
                       Lapine Development Corporation                                               4,650,000.000             100.0
                       Lapine Technology Corporation                                                        1.000             100.0
                     Prudential Investment Fund Management, L.L.C.                                          0.000             100.0
                     Bache & Co. (Lebanon) S.A.L.                                                       2,000.000             100.0
                     Bache & Co. S.A. de C.V. (Mexico)                                                     96.000             100.0
                     Bache Insurance Agency Inc.                                                          100.000             100.0
                     P-B Holding Japan Inc.                                                             1,000.000             100.0
                       Prudential Securities (Japan) Ltd.                                             200,000.000             100.0
                     Prudential-Bache Futures Asia Pacific Ltd.                                           100.000             100.0
                     Prudential-Bache Securities Agencia de Valores S.A.                              150,000.000             100.0
                     Prudential-Bache Securities Asia Pacific Ltd.                                        100.000             100.0
                     Prudential-Bache Securities (Holland) Inc.                                           100.000             100.0
                       Prudential-Bache Securities (Holland) N.V.                                      40,000.000             100.0
                     Prudential-Bache Securities (Monaco) Inc.                                            100.000             100.0
                     Prudential-Bache Securities (Switzerland) Inc.                                       100.000             100.0
                     Prudential-Bache Securities (U.K.) Inc.                                              200.000             100.0
                     Prudential Mutual Fund Distributors, Inc.                                            100.000             100.0
                     Prudential Mutual Fund Services, L.L.C.                                                0.000             100.0
                     Prudential Securities (Brazil) LTDA                                              750,000.000             100.0
                     Prudential Securities (Chile) Inc.                                                   100.000             100.0
                     Prudential Securities CMO Issuer Inc.                                                100.000             100.0
                     Prudential Securities Futures Management Inc.                                        100.000             100.0
                     Prudential Securities (South America) Inc.                                           100.000             100.0
                       Prudential Securities (Argentina) Inc.                                             100.000             100.0
                       Prudential Securities (Uruguay) S.A.                                               100.000             100.0
                     Wexford Clearing Services Corporation                                                100.000             100.0
                   Prudential Dental Maintenance Organization, Inc.                                        50.000             100.0
                   Prudential Direct, Inc.                                                                150.000             100.0
                   Prudential Equity Investors, Inc.                                                    1,000.000             100.0
                   Prudential Funding Corporation                                                         100.000             100.0
                   Prudential Health and Dental Group Holdings, Inc.                                      100.000             100.0
                     Prudential Healthcare Group Inc.                                                   1,000.000             100.0
                   Prudential Health Care Plan, Inc.                                                       99.000             100.0
                   Prudential Health Care Plan of California, Inc.                                      1,000.000             100.0
                   Prudential Health Care Plan of Connecticut, Inc.                                     1,000.000             100.0
                   Prudential Health Care Plan of Georgia, Inc.                                         1,000.000             100.0
------------------------------------------------------------------------------------------------------------------------------------

                      ANNUAL STATEMENT FOR THE YEAR 1997 OF
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                 SCHEDULE D - PART 6 - SECTION 2

--------------------------------------------------------------------------------------------------------------------------------
                                           1                                                           2




    CUSIP                                                                               Name of Company Listed in Section 1
Identification                 Name of Lower-tier company                               Which Controls Lower-tier Company
--------------------------------------------------------------------------------------------------------------------------------
                   Prudential Health Care Plan of New York, Inc.                        PRUCO, Inc.
                   Prudential Holdings, Inc.                                            PRUCO, Inc.
                   Prudential Human Resources Management Co., Inc.                      PRUCO, Inc.
                     Human Resource Finance Co., Inc.                                   PRUCO, Inc.
                   Prudential Property and Casualty Insurance Company                   PRUCO, Inc.
                     Prudential Commercial Insurance Company                            PRUCO, Inc.
                     Prudential General Insurance Company                               PRUCO, Inc.
                     Prudential Insurance Brokerage, Inc.                               PRUCO, Inc.
                     The Prudential Property and Casualty
                       General Agency, Inc.                                             PRUCO, Inc.
                   The Prudential Property and Casualty Insurance Co.
                     of New Jersey                                                      PRUCO, Inc.
                   Prudential Resources Management Asia, Limited                        PRUCO, Inc.
                   Prudential Realty Partnerships, Inc.                                 PRUCO, Inc.
                   Prudential Realty Securities II, Inc.                                PRUCO, Inc.
                   Prudential Trust Company                                             PRUCO, Inc.
                     PTC Services, Inc.                                                 PRUCO, Inc.
                   Prudential Uniformed Services Administrators, Inc.                   PRUCO, Inc.
                   The Prudential Bank and Trust Company                                PRUCO, Inc.
                     PBT Mortgage Corporation                                           PRUCO, Inc.
                   The Prudential Savings Bank, F.S.B.                                  PRUCO, Inc.
                   PBT Home Equity Holdings                                             PRUCO, Inc.
                   Pruco Life Insurance Company of New Jersey                           Pruco Life Insurance Company
                   The Prudential Life Insurance Company of Arizona                     Pruco Life Insurance Company
                   Prudential Texas Residential Services Corporation                    Prudential Homes Corporation
                   Prudential Select Life Insurance Company of America                  Prudential Select Holdings, Inc.
                   Private Label Mortgage Services Corporation                          Residential Services Corp. of America
                   Residential Information Services, Inc.                               Residential Services Corp. of America
                   Securitized Asset Sales, Inc.                                        Residential Services Corp. of America
                   PHMC Services Corporation                                            Residential Services Corp. of America
                   The Prudential Home Mortgage Company, Inc.                           Residential Services Corp. of America
                     The Prudential Home Mortgage Securities Co., Inc.                  Residential Services Corp. of America
                   Gateway Holdings, S.A.                                               The Prudential Investment Corporation
                     Amicus Investment Company                                          The Prudential Investment Corporation
                     Global Income Fund Management Company, S.A.                        The Prudential Investment Corporation
                     Global Series Fund II Management Company, S.A.                     The Prudential Investment Corporation
                   Prudential Asset Sales and Syndications, Inc.                        The Prudential Investment Corporation
                   Prudential Home Building Investors, Inc.                             The Prudential Investment Corporation
                   The Prudential Asset Management Company, Inc.                        The Prudential Investment Corporation
                     Enhanced Investment Technologies, Inc.                             The Prudential Investment Corporation
                     PCM International, Inc.                                            The Prudential Investment Corporation
                     Prudential Asia Investments Limited                                The Prudential Investment Corporation
                       Prudential Asia Fund Management Ltd. (BVI)                       The Prudential Investment Corporation
                         Prudential Asia Fund Management Ltd.                           The Prudential Investment Corporation
                         Prudential Asia Fund Managers (H.K.) Ltd.                      The Prudential Investment Corporation
                       Prudential Asset Management Asia Ltd. (BVI)                      The Prudential Investment Corporation
                         PAMA (Indonesia) Ltd.                                          The Prudential Investment Corporation
                         PAMA (Singapore) Private Ltd.                                  The Prudential Investment Corporation
                         Prudential Asset Management Asia H.K. Ltd.                     The Prudential Investment Corporation
                         PT PAMA Indonesia                                              The Prudential Investment Corporation
                       Prudential Asia Infrastructure Investors Ltd.                    The Prudential Investment Corporation
                       Prudential Asia Infrastructure Investors
                         (H.K.) Ltd.                                                    The Prudential Investment Corporation
                     Prudential Timber Investments, Inc.                                The Prudential Investment Corporation
                   Texas Rio Grande Other Asset Group Company, Inc.                     The Prudential Investment Corporation
                   The Prudential Investment Advisory Company, Ltd.                     The Prudential Investment Corporation
                   The Prudential Property Co., Inc.                                    The Prudential Investment Corporation
                   The Prudential Realty Advisors, Inc.                                 The Prudential Investment Corporation
                   The Prudential Real Estate Financial Services
                     of America, Inc.                                                   Prudential Real Estate Affiliates, Inc.
                     Preferred Coastal Realty, Inc.                                     Prudential Real Estate Affiliates, Inc.
                     Prudential Referral Services, Inc.                                 Prudential Real Estate Affiliates, Inc.
                     Real Estate Connecticut, Inc.                                      Prudential Real Estate Affiliates, Inc.
                     Referral Associates of Connecticut, Inc.                           Prudential Real Estate Affiliates, Inc.
--------------------------------------------------------------------------------------------------------------------------------
0399999 TOTAL
--------------------------------------------------------------------------------------------------------------------------------


                                 SCHEDULE D - PART 6 - SECTION 2

------------------------------------------------------------------------------------------------------------------------------------
                                           1                                       3              Stock in Lower-tier Company Owned
                                                                                                  Indirectly by Insurer on Statement
                                                                                                                Date
                                                                          Amount of Intangible    ----------------------------------
                                                                           Assets Included in             4                   5
    CUSIP                                                                   Amount Shown in                                  % of
Identification                 Name of Lower-tier company                 Column 5, Section 1     Number of Shares       Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                   Prudential Health Care Plan of New York, Inc.                                          200.000             100.0
                   Prudential Holdings, Inc.                                                            1,000.000             100.0
                   Prudential Human Resources Management Co., Inc.                                      1,000.000             100.0
                     Human Resource Finance Co., Inc.                                                     100.000             100.0
                   Prudential Property and Casualty Insurance Company                                     800.000             100.0
                     Prudential Commercial Insurance Company                                            2,000.000             100.0
                     Prudential General Insurance Company                                               2,000.000             100.0
                     Prudential Insurance Brokerage, Inc.                                          25,000,000.000             100.0
                     The Prudential Property and Casualty
                       General Agency, Inc.                                                               100.000             100.0
                   The Prudential Property and Casualty Insurance Co.
                     of New Jersey                                                                        400.000             100.0
                   Prudential Resources Management Asia, Limited                                       10,000.000             100.0
                   Prudential Realty Partnerships, Inc.                                                   100.000             100.0
                   Prudential Realty Securities II, Inc.                                                   17.000             100.0
                   Prudential Trust Company                                                           300,000.000             100.0
                     PTC Services, Inc.                                                                   100.000             100.0
                   Prudential Uniformed Services Administrators, Inc.                                 500,000.000             100.0
                   The Prudential Bank and Trust Company                                              203,996.000             100.0
                     PBT Mortgage Corporation                                                           2,250.000             100.0
                   The Prudential Savings Bank, F.S.B.                                                 10,000.000             100.0
                   PBT Home Equity Holdings                                                             4,000.000             100.0
                   Pruco Life Insurance Company of New Jersey                                         400,000.000             100.0
                   The Prudential Life Insurance Company of Arizona                                   200,000.000             100.0
                   Prudential Texas Residential Services Corporation                                    1,000.000             100.0
                   Prudential Select Life Insurance Company of America                              2,500,000.000             100.0
                   Private Label Mortgage Services Corporation                                          1,000.000             100.0
                   Residential Information Services, Inc.                                               1,000.000             100.0
                   Securitized Asset Sales, Inc.                                                        1,000.000             100.0
                   PHMC Services Corporation                                                            1,000.000             100.0
                   The Prudential Home Mortgage Company, Inc.                                             100.000             100.0
                     The Prudential Home Mortgage Securities Co., Inc.                                  1,000.000             100.0
                   Gateway Holdings, S.A.                                                              20,000.000             100.0
                     Amicus Investment Company                                                          1,000.000             100.0
                     Global Income Fund Management Company, S.A.                                        5,000.000             100.0
                     Global Series Fund II Management Company, S.A.                                     1,400.000             100.0
                   Prudential Asset Sales and Syndications, Inc.                                        1,000.000             100.0
                   Prudential Home Building Investors, Inc.                                               100.000             100.0
                   The Prudential Asset Management Company, Inc.                                           85.000             100.0
                     Enhanced Investment Technologies, Inc.                                               100.000             100.0
                     PCM International, Inc.                                                              100.000             100.0
                     Prudential Asia Investments Limited                                            3,000,000.000             100.0
                       Prudential Asia Fund Management Ltd. (BVI)                                     200,000.000             100.0
                         Prudential Asia Fund Management Ltd.                                             180.000             100.0
                         Prudential Asia Fund Managers (H.K.) Ltd.                                         20.000             100.0
                       Prudential Asset Management Asia Ltd. (BVI)                                      1,500.000             100.0
                         PAMA (Indonesia) Ltd.                                                          7,500.000             100.0
                         PAMA (Singapore) Private Ltd.                                              1,000,000.000             100.0
                         Prudential Asset Management Asia H.K. Ltd.                                       100.000             100.0
                         PT PAMA Indonesia                                                                650.000              65.0
                       Prudential Asia Infrastructure Investors Ltd.                                  100,000.000             100.0
                       Prudential Asia Infrastructure Investors
                         (H.K.) Ltd.                                                                      100.000             100.0
                     Prudential Timber Investments, Inc.                                                  100.000             100.0
                   Texas Rio Grande Other Asset Group Company, Inc.                                       100.000             100.0
                   The Prudential Investment Advisory Company, Ltd.                                     5,000.000             100.0
                   The Prudential Property Co., Inc.                                                       99.000             100.0
                   The Prudential Realty Advisors, Inc.                                                   100.000             100.0
                   The Prudential Real Estate Financial Services
                     of America, Inc.                                                                     100.000             100.0
                     Preferred Coastal Realty, Inc.                               290,356                  80.000              80.0
                     Prudential Referral Services, Inc.                                                 1,000.000             100.0
                     Real Estate Connecticut, Inc.                                                        100.000             100.0
                     Referral Associates of Connecticut, Inc.                                           1,000.000             100.0
------------------------------------------------------------------------------------------------------------------------------------
0399999 TOTAL                                                                   1,789,888                 xxx                 xxx
------------------------------------------------------------------------------------------------------------------------------------

                    ITEM 26. NUMBER OF HOLDERS OF SECURITIES

TITLE OF CLASS                                         NUMBER OF RECORD HOLDERS
--------------                                         ------------------------

Money Market Portfolio
Capital Stock                                                     14

Diversified Bond Portfolio
Capital Stock                                                     15

High Yield Bond Portfolio
Capital Stock                                                     14

Government Income Portfolio
Capital Stock                                                     13

Equity Portfolio
Capital Stock                                                     15

Stock Index Portfolio
Capital Stock                                                     15

Equity Income Portfolio
Capital Stock                                                     14


Natural Resources Portfolio
Capital Stock                                                     12

Global Portfolio
Capital Stock                                                     15


Conservative Balanced Portfolio
Capital Stock                                                     15

Flexible Managed Portfolio
Capital Stock                                                     15

Zero Coupon Bond 2000 Portfolio
Capital Stock                                                      5

Zero Coupon Bond 2005 Portfolio
Capital Stock                                                      5


Small Capitalization Stock Portfolio
Capital Stock                                                     12


Prudential Jennison Portfolio                                     14
Capital Stock

ITEM 27. INDEMNIFICATION

Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "(e)ach director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "(n)o provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 6 of both the Investment Advisory Agreement and the Supplemental Investment Advisory Agreement between Registrant and Prudential provides that "Prudential will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties on behalf of the Fund or from reckless disregard of its obligation and duties under this Agreement."


The Registrant, in conjuction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no business, profession, vocation, or employment of a substantial nature other than with Prudential and PIC, and have not had such other connections during the past two years.

The business and other connections of Prudential's Directors are listed in the statement of additional information in Post-Effective Amendment No. 10 to the Registration Statement of The Prudential Variable Appreciable Account, Registration No. 33-20000, filed on or about April 24, 1998, the text of which is hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) Pruco Securities Corporation also acts as principal underwriter of Prudential's Gibraltar Fund, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account, (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential..

(b)  NAME AND PRINCIPAL              POSITIONS AND OFFICES                             POSITIONS AND OFFICES
     BUSINESS ADDRESS                WITH UNDERWRITER                                  WITH REGISTRANT
     ----------------                ----------------                                  ---------------
     James Avery Jr. **              Chairman of the Board                             None
     R. Brock Armstrong *            Director                                          None
     E. Michael Caulfield *          Director                                          President and Director
     Joseph F. Mahoney Jr. **        Director                                          None
     Richard O. Painter **           Director                                          None
     James D. Price ***              Director                                          None
     Richard A. Topp *               Director and President                            None
     Margaret M. Byrne*              Vice President and Chief Auditor                  None
     C. Edward Chaplin *             Treasurer                                         None
     Kevin Frawley **                Vice President and Chief Compliance Officer       None
     Clifford E. Kirsch **           Chief Legal Officer and Secretary                 None
     Charles A. McGee **             Comptroller and Chief Financial Officer           None


*    Principal Business Address: 751 Broad Street, Newark, NJ 07102
**   Principal Business Address: 213 Washington Street, Newark, NJ 07102

***  Principal Business Address: 199 Water Street, New York, NY 10292


(c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


All accounts,  books, or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; the Registrant's Investment Advisor, The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, the Registrant's Accounting Agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's Custodians, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(c) The undersigned Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the filing date of a Post-Effective Amendment filed under Rule 485(a) which has not become effective and has caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey, on the 24th day of April, 1998.


                                        THE PRUDENTIAL SERIES FUND, INC.

                                        By:  /s/ Mendel A. Melzer
                                             -------------------------------
                                             Mendel A. Melzer
                                             Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE                         DATE
-------------------                         ----


/s/ E. Michael Caulfield                    April 24, 1998
--------------------------------------
E. Michael Caulfield
President and Director

/s/ Mendel A. Melzer                        April 24, 1998
--------------------------------------
Mendel A. Melzer

Chairman of the Board of Directors and
Principal Executive Officer

/s/ Grace C. Torres                         April 24, 1998
--------------------------------------
Grace C. Torres

Treasurer and Principal Financial and
Accounting Officer

/s/ *                                       April 24, 1998     *By:   /s/ Caren Cunningham
--------------------------------------                                --------------------
Saul K. Fenster                                                       Caren Cunningham
Director                                                              (Attorney-in-Fact)

/s/ *                                       April 24, 1998

--------------------------------------
W. Scott McDonald, Jr.
Director

/s/ *                                       April 24, 1998
--------------------------------------
Joseph Weber
Director


                                  EXHIBIT INDEX


(viii)(3) Form  of  Custodian  Agreement  between  Investors          Page C-13
          Fiduciary Trust Company and The Prudential  Series
          Fund, Inc.

(xi)      Consent  of  Price   Waterhouse  LLP   independent          Page C-48
          accountants.

(xvii)    Powers of  Attorney:  Messrs:  Fenster,  McDonald,          Page C-49
          Weber

27        Financial Data Schedule.                                    Page C-52